DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
July 31, 2026
(UNAUDITED)
Table of Contents
Definitions of Abbreviations and Footnotes
Emerging Markets Portfolio
Emerging Markets Small Cap Portfolio
Emerging Markets Value Portfolio
Emerging Markets Core Equity 2 Portfolio
U.S. Large Cap Equity Portfolio
DFA Commodity Strategy Portfolio
DFA One-Year Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio
DFA Selectively Hedged Global Fixed Income Portfolio
DFA Short-Term Government Portfolio
DFA Five-Year Global Fixed Income Portfolio
DFA International Government Fixed Income Portfolio
DFA Intermediate Government Fixed Income Portfolio
DFA Short-Term Extended Quality Portfolio
DFA Intermediate-Term Extended Quality Portfolio
DFA Targeted Credit Portfolio
DFA Investment Grade Portfolio
DFA Inflation-Protected Securities Portfolio
DFA Short-Term Municipal Bond Portfolio
DFA Intermediate-Term Municipal Bond Portfolio
DFA Selective State Municipal Bond Portfolio
DFA Short-Term Selective State Municipal Bond Portfolio
DFA California Short-Term Municipal Bond Portfolio
DFA California Intermediate-Term Municipal Bond Portfolio
DFA NY Municipal Bond Portfolio
Dimensional Retirement Income Fund
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations

Table of Contents
CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
ADR	American Depositary Receipt
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GO	General Obligation
OAT	Obligations Assimilables du Tresor
PSF-GTD	Public School Fund Guarantee
Q-SBLF	School Bond Qualification and Loan Program
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SD CRED PROG	School District Credit Program
SOFR	Secured Overnight Financing Rate
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona
USD	United States Dollars

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
Ɏ	Represents 7 Day subsidized yield as of 7/31/26
^	Denominated in USD, unless otherwise noted.
(r)	The adjustable rate shown is effective as of July 31, 2026.

CONTINUED
∞	Rates reflect the effective yields at purchase date.
Δ	Zero Coupon Security.
¤
Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

Emerging Markets Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Emerging Markets Series	$8,139,007,933
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$8,139,007,933
Summary of the Portfolio's Master Fund's investments as of July 31, 2026, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Small Cap Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
The Emerging Markets Small Cap Series	$3,501,955,393
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$3,501,955,393
Summary of the Portfolio's Master Fund's investments as of July 31, 2026, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Dimensional Emerging Markets Value Fund	$14,200,391,563
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$14,200,391,563
Summary of the Portfolio's Master Fund's investments as of July 31, 2026, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.1%)
BRAZIL — (2.7%)
*	Allianca Saude e Participacoes SA	3,100	$1,988
	Allied Tecnologia SA	152,186	137,501
	Allos SA	1,706,264	9,118,430
	Allpark Empreendimentos Participacoes e Servicos SA	77,505	67,121
	Alupar Investimento SA	936,528	6,026,561
#	Ambev SA (ABEV US), ADR	3,022,063	9,398,616
	Anima Holding SA	1,596,683	686,657
	Armac Locacao Logistica E Servicos SA	226,978	159,404
*	Auren Energia SA	1,144,317	2,478,640
	Axia Energia SA	1,923,722	20,044,977
	Azzas 2154 SA	76,798	248,764
	B3 SA - Brasil Bolsa Balcao	5,894,621	18,291,506
	Banco Bradesco SA (BBDC3 BZ)	1,508,046	4,756,943
	Banco BTG Pactual SA	924,843	10,362,898
	Banco do Brasil SA	2,983,807	12,567,054
	Banco Santander Brasil SA	1,005,565	5,677,337
	BB Seguridade Participacoes SA	1,326,154	10,794,140
	Bemobi Mobile Tech SA	255,078	1,197,608
*	Blau Farmaceutica SA	212,931	361,245
	Boa Safra Sementes SA	259,179	281,719
	BR Advisory Partners Participacoes SA	16,100	45,672
	Bradsaude SA	1,559,568	4,897,926
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	373,018	1,401,076
	Brava Energia	1,370,967	5,354,970
	Brisanet Servicos de Telecomunicacoes SA	435,976	237,376
	C&A Modas SA	1,335,648	2,487,304
	Caixa Seguridade Participacoes SA	269,531	1,076,710
	Camil Alimentos SA	510,832	472,624
		Shares	Value»
BRAZIL — (Continued)
	Cia Brasileira de Aluminio	909,502	$1,987,963
*	Cia Brasileira de Distribuicao	1,269,895	648,832
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	4,160,176	22,732,980
	Cia de Saneamento de Minas Gerais Copasa MG	1,305,425	16,525,280
	Cia De Saneamento do Parana Sanepar (SAPR3 BZ)	887,828	1,409,904
	Cia De Sanena Do Parana (SAPR11 BZ)	1,379,458	9,859,200
#	Cia Energetica de Minas Gerais (CIG US), Sponsored ADR	298,340	653,364
	Cia Energetica de Minas Gerais (CMIG3 BZ)	1,257,688	4,054,057
	Cia Paranaense de Energia - Copel CPLE3 BZ	5,284,641	15,460,428
*	Cia Siderurgica Nacional SA (CSNA3 BZ)	2,578,504	2,461,943
#*	Cia Siderurgica Nacional SA (SID US), Sponsored ADR	2,669,786	2,631,341
	Cogna Educacao SA	9,411,522	4,233,110
	Construtora Tenda SA	177,386	1,061,345
*	Cosan SA	795,762	638,914
	CPFL Energia SA	474,446	4,318,463
	Cruzeiro do Sul Educacional SA	928,375	824,140
	CSU Digital SA	215,633	604,044
	Cury Construtora e Incorporadora SA	811,208	4,815,255
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,834,683	7,734,467
Ω	Desktop SA	428,434	1,572,033
*	Dexco SA	3,064,049	3,082,696

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Diagnosticos da America SA	342,517	$176,355
	Dimed SA Distribuidora da Medicamentos	416,444	973,509
	Direcional Engenharia SA	1,597,077	3,575,910
	EcoRodovias Infraestrutura e Logistica SA	1,125,802	1,539,076
	Embraer SA	557,070	9,548,704
	Embraer SA (ERJ US), Sponsored ADR	43,128	2,946,936
	Empreendimentos Pague Menos SA PGMN3 BZ	1,882,642	1,181,027
	Energisa SA	1,212,924	11,918,319
*	Eneva SA	2,358,433	12,240,784
	Engie Brasil Energia SA	998,257	5,868,451
	Equatorial SA	2,844,178	21,691,195
	Eternit SA	320,700	238,509
	Even Construtora e Incorporadora SA	704,419	671,186
	Ez Tec Empreendimentos e Participacoes SA	909,723	1,986,651
	Fleury SA	1,462,613	4,945,440
	Fras-Le SA	260,427	1,087,606
#	Gerdau SA, Sponsored ADR	2,486,838	12,334,719
Ω	GPS Participacoes e Empreendimentos SA	85,112	196,782
	Grendene SA	1,199,876	887,631
*	Grupo Casas Bahia SA	349,400	53,763
	Grupo Mateus SA	2,425,221	1,928,063
	Grupo Multi SA	24,000	8,380
	Grupo SBF SA	725,905	1,353,245
	Guararapes Confeccoes SA	910,864	1,428,517
*Ω	Hapvida Participacoes e Investimentos SA	809,354	1,800,995
*	Hidrovias do Brasil SA	127,600	79,040
	Hospital Mater Dei SA	49,855	47,601
	Hypera SA HYPE3 BZ	1,599,469	6,711,324
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	168,062	485,704
	Iochpe Maxion SA	625,455	1,198,064
		Shares	Value»
BRAZIL — (Continued)
	Irani Papel e Embalagem SA	541,697	$866,647
	IRB-Brasil Resseguros SA	645,212	7,135,431
*	Jalles Machado SA	702,300	284,015
	JBS NV, BDR	1,337,849	18,659,129
	JHSF Participacoes SA	2,950,167	6,436,749
	JSL SA	463,431	511,962
	Kepler Weber SA	778,549	979,877
	Klabin SA	5,261,647	18,943,029
	Lavvi Empreendimentos Imobiliarios SA	363,254	739,529
	Localiza Rent a Car SA	1,656,633	12,291,206
	LOG Commercial Properties e Participacoes SA	212,777	1,067,421
*	Log-in Logistica Intermodal SA	246,000	1,370,940
*	Lojas Quero-Quero SA	1,171,873	288,972
	Lojas Renner SA	6,071,872	16,290,198
Ω	LWSA SA	1,662,739	1,220,202
	M Dias Branco SA	361,620	1,223,436
	Magazine Luiza SA	2,124,728	2,108,318
	Mahle Metal Leve SA	82,700	520,102
	Marcopolo SA	1,006,244	972,667
	MBRF Global Foods Co. SA	1,321,685	4,573,223
*Ω	Meliuz SA	303,000	273,762
	Melnick Even Desenvolvimento Imobiliario SA	533,906	302,282
	Mills Locacao Servicos e Logistica SA	1,248,913	3,880,410
	Minerva SA	1,921,525	1,387,369
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	64,171	36,585
	Motiva Infraestrutura de Mobilidade SA	3,387,542	9,863,610
	Moura Dubeux Engenharia SA	480,559	2,342,525
	Movida Participacoes SA MOVI3 BZ	1,162,982	1,807,857
*	MRV Engenharia e Participacoes SA	2,091,949	1,956,115
	Multiplan Empreendimentos Imobiliarios SA	924,230	5,128,787
*	Natura Cosmeticos SA	2,539,725	4,198,514
*	NU Holdings Ltd., Class A	1,500,879	21,507,596

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Oceanpact Servicos Maritimos SA	247,084	$502,050
	Petroleo Brasileiro SA - Petrobras	16,003,488	154,821,035
	Petroleo Brasileiro SA - Petrobras (PBRA US), Sponsored ADR	2	34
	Petroreconcavo SA	715,845	1,506,775
	Plano & Plano Desenvolvimento Imobiliario SA	274,400	398,407
	Porto Seguro SA	985,220	10,631,276
	Positivo Tecnologia SA	398,164	278,840
*	PRIO SA	2,734,975	32,830,599
	Profarma Distribuidora de Produtos Farmaceuticos SA	95,745	130,703
	Qualicorp Consultoria e Corretora de Seguros SA	1,410,850	425,831
	Raia Drogasil SA	3,678,139	13,408,956
Ω	Rede D'Or Sao Luiz SA	879,588	6,010,658
	Romi SA	385,135	445,981
	Rumo SA	793,664	2,260,835
	Sao Carlos Empreendimentos e Participacoes SA	6,200	16,304
	Sao Martinho SA	1,183,096	3,388,843
#	Sendas Distribuidora SA (ASAI US), ADR	112,571	930,962
	Sendas Distribuidora SA (ASAI3 BZ)	5,672,281	9,511,336
Ω	Ser Educacional SA	487,607	1,167,760
	Simpar SA SIMH3 BZ	1,365,299	2,076,572
	SLC Agricola SA	1,339,494	3,535,590
	Smartfit Escola de Ginastica e Danca SA	1,340,210	5,208,395
#	Suzano SA (SUZ US), Sponsored ADR	59,174	504,164
	Suzano SA (SUZB3 BZ)	2,258,904	19,304,168
	SYN prop e tech SA	253,734	204,723
	Tegma Gestao Logistica SA	247,909	1,489,171
	Telefonica Brasil SA (VIV US), ADR	78,887	1,019,220
	Telefonica Brasil SA (VIVT3 BZ)	1,052,320	6,773,759
	TIM SA	3,051,919	11,697,974
	TOTVS SA	782,957	4,797,381
		Shares	Value»
BRAZIL — (Continued)
	Transmissora Alianca de Energia Eletrica SA	1,334,922	$10,444,159
	Tres Tentos Agroindustrial SA	422,732	984,038
	Trisul SA	611,741	514,093
*	Tupy SA	316,524	981,576
	Ultrapar Participacoes SA (UGP US), Sponsored ADR	88,759	576,934
	Ultrapar Participacoes SA (UGPA3 BZ)	2,700,243	17,605,127
	Uniao Pet Participacoes SA	850,269	585,392
	Unifique Telecomunicacoes SA	1,114,785	1,187,544
	Unipar Carbocloro SA	44,723	521,591
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	588,552	754,680
	Vale SA (VALE US), Sponsored ADR	3	45
	Vale SA (VALE3 BZ)	7,674,767	115,489,035
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	321,018	1,156,999
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,480,651	975,583
	Vibra Energia SA	4,911,905	34,931,729
	Vivara Participacoes SA	467,000	2,043,352
	Vulcabras SA	737,676	2,025,675
	WEG SA	1,921,649	17,892,908
	Wiz Co.	366,510	603,722
	YDUQS Participacoes SA	1,284,400	2,092,884
TOTAL BRAZIL			1,000,859,845
CHILE — (0.4%)
	Administradora de Fondos de Pensiones Habitat SA	45,987	66,180
	Aguas Andinas SA, Class A	8,959,092	3,271,430
#	Banco de Chile (BCH US), ADR	320,232	13,241,598
	Banco de Chile (CHILE CI)	8,223,409	1,713,317

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Banco de Credito e Inversiones SA	137,512	$9,894,652
	Banco Itau Chile SA	13,554	306,140
	Banco Santander Chile (BSAC US), ADR	286,880	9,928,916
	Besalco SA	2,738,591	3,298,975
	BICECORP SA	3,894,570	1,679,723
	Camanchaca SA	49,415	3,588
*	CAP SA	467,253	2,979,664
	Cencosud SA	2,806,465	5,900,896
	Cencosud Shopping SA	642,077	1,612,530
	Cia Cervecerias Unidas SA (CCU CI)	158,618	918,696
#	Cia Cervecerias Unidas SA (CCU US), Sponsored ADR	75,722	870,046
	Cia Sud Americana de Vapores SA	51,867,634	2,677,759
	Colbun SA	21,879,270	3,270,771
*	Cristalerias de Chile SA	59,157	134,253
	Embotelladora Andina SA, ADR, Class B	87,477	2,628,684
	Empresa Nacional de Telecomunicaciones SA	1,172,386	4,577,318
	Empresas CMPC SA	3,029,109	3,437,171
	Empresas Copec SA	520,007	3,551,540
*	Empresas Hites SA	1,066,430	147,930
	Enel Americas SA (ENELAM CI)	18,195,294	1,721,972
	Enel Chile SA (ENELCHIL CI)	45,670,262	4,027,432
#	Enel Chile SA (ENIC US), ADR	24,772	109,988
	Engie Energia Chile SA	2,095,883	4,152,317
	Falabella SA	521,039	3,483,494
	Forus SA	455,509	918,097
	Instituto de Diagnostico SA	4,784	12,772
	Inversiones La Construccion SA	231,285	5,398,101
	Latam Airlines Group SA LTM CI	59,234,929	1,576,200
#	Latam Airlines Group SA LTM US, ADR	4,613	243,382
*	Masisa SA	651,798	5,899
	Molibdenos y Metales SA	84,693	944,809
	Multiexport Foods SA	3,567,240	1,055,113
	Parque Arauco SA	3,490,754	14,804,024
	PAZ Corp. SA	1,378,694	1,203,182
		Shares	Value»
CHILE — (Continued)
	Plaza SA	851,661	$3,453,269
	Ripley Corp. SA	6,074,533	2,495,802
	Salfacorp SA	3,251,283	4,266,271
	Sigdo Koppers SA	1,861,026	3,292,400
	SMU SA	15,054,753	2,063,703
	Sociedad Matriz SAAM SA	25,942,048	3,750,889
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	114,547	7,681,522
*	Socovesa SA	1,645,575	244,088
	SONDA SA	3,833,997	1,288,652
	Veolia Inversiones Aguas del Gran Santiago Ltda	2,970,984	3,035,692
	Vina Concha y Toro SA	1,438,820	1,306,119
TOTAL CHILE			148,646,966
CHINA — (21.2%)
	360 Security Technology, Inc., Class A	257,634	356,655
	361 Degrees International Ltd.	7,581,000	4,517,840
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	363,334	1,068,796
*	3D Medicines, Inc.	16,500	4,535
Ω	3SBio, Inc.	13,806,500	29,484,620
*	5100 Xizang Glacier Co. Ltd.	7,987,000	433,050
*	5I5J Holding Group Co. Ltd., Class A	1,272,200	424,380
#	AAC Technologies Holdings, Inc.	4,605,000	22,627,985
*	ABA Chemicals Corp., Class A	337,300	257,814
*	Accelink Technologies Co. Ltd., Class A	70,235	1,679,425
*	ADAMA Ltd., Class A	264,600	208,706
*	Addsino Co. Ltd., Class A	65,479	137,274
	Advanced Fiber Resources Zhuhai Ltd., Class A	8,200	247,522
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	6,675	339,621
	Advanced Technology & Materials Co. Ltd., Class A	421,700	986,133

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	AECC Aero Science & Technology Co. Ltd., Class A	158,700	$650,384
	AECC Aero-Engine Control Co. Ltd., Class A	280,487	751,768
	AECC Aviation Power Co. Ltd., Class A	103,572	531,733
	Aerospace Hi-Tech Holdings Group Ltd., Class A	165,911	346,634
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	289,500	582,731
*	Agile Group Holdings Ltd.	11,070,465	223,915
*	Agora, Inc., ADR	139,970	559,880
#	Agricultural Bank of China Ltd., Class H	59,856,460	48,123,360
	Aier Eye Hospital Group Co. Ltd., Class A	1,153,434	1,551,526
#*	AIM Vaccine Co. Ltd., Class H	237,800	43,513
*Ω	AInnovation Technology Group Co. Ltd., Class H	619,500	300,041
*	Air China Ltd., Class H	6,994,000	3,792,011
*	Aisino Corp., Class A	339,400	351,739
	Ajisen China Holdings Ltd.	4,211,000	440,896
Ω	AK Medical Holdings Ltd.	2,966,000	2,088,888
#*Ω	Akeso, Inc.	276,000	3,306,947
	Alibaba Group Holding Ltd. (9988 HK)	22,956,672	349,707,919
#*	Alibaba Health Information Technology Ltd.	5,374,000	2,467,322
#Ω	A-Living Smart City Services Co. Ltd., Class H	3,833,500	883,916
	All Winner Technology Co. Ltd., Class A	48,996	242,765
	Allmed Medical Products Co. Ltd., Class A	332,100	453,808
*	Alpha Group, Class A	194,900	238,511
*Ω	Alphamab Oncology	117,000	111,323
	Aluminum Corp. of China Ltd., Class H	22,100,000	24,064,480
	Amlogic Shanghai Co. Ltd., Class A	36,622	528,315
		Shares	Value»
CHINA — (Continued)
	Amoy Diagnostics Co. Ltd., Class A	172,106	$444,840
	Amrita Global Development Ltd.	1,972,000	150,872
	An Hui Wenergy Co. Ltd., Class A	414,139	489,602
	Andon Health Co. Ltd., Class A	96,200	974,715
#*	Angang Steel Co. Ltd., Class H	7,647,908	1,198,857
	Angel Yeast Co. Ltd., Class A	182,400	1,133,496
Ω	Angelalign Technology, Inc.	64,600	657,813
	Anhui Anfu Battery Technology Co. Ltd., Class A	154,514	856,102
	Anhui Anke Biotechnology Group Co. Ltd., Class A	401,600	491,212
	Anhui Conch Cement Co. Ltd., Class H	2,499,500	5,889,108
	Anhui Construction Engineering Group Co. Ltd., Class A	729,216	516,049
#	Anhui Expressway Co. Ltd., Class H	2,510,000	5,004,148
*	Anhui Golden Seed Winery Co. Ltd., Class A	213,100	247,452
*	Anhui Gourgen Traffic Construction Co. Ltd., Class A	245,500	197,314
	Anhui Guangxin Agrochemical Co. Ltd., Class A	267,872	423,622
	Anhui Gujing Distillery Co. Ltd., Class A	75,502	1,060,850
*	Anhui Guofeng New Materials Co. Ltd., Class A	90,900	111,898
	Anhui Heli Co. Ltd., Class A	288,900	781,086
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	1,008,957	1,180,784
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	317,195	959,141
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	418,300	302,663

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	52,100	$202,761
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	1,286,280	946,173
	Anhui Jinhe Industrial Co. Ltd., Class A	225,182	701,585
	Anhui Korrun Co. Ltd., Class A	97,570	262,180
	Anhui Kouzi Distillery Co. Ltd., Class A	180,428	556,776
	Anhui Sierte Fertilizer Industry Ltd. Co., Class A	171,300	165,012
*	Anhui Tatfook Technology Co. Ltd., Class A	465,600	538,608
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	237,248	211,381
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	606,400	834,594
	Anhui XDLK Microsystem Corp. Ltd., Class A	18,126	100,979
	Anhui Yingjiagongjiu Co. Ltd., Class A	151,821	874,155
	Anhui Yingliu Electromechanical Co. Ltd., Class A	111,720	708,547
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	633,900	1,619,693
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	84,366	2,960,689
	Anjoy Foods Group Co. Ltd., Class A	58,134	773,484
	Anker Innovations Technology Co. Ltd., Class A	91,130	1,648,029
	Anshan Hifichem Co. Ltd., Class A	157,500	230,196
*	Anshan Senyuan Road & Bridge Co. Ltd., Class A	75,900	98,304
	ANTA Sports Products Ltd.	4,228,400	42,556,366
	Anton Oilfield Services Group	21,018,000	2,174,772
		Shares	Value»
CHINA — (Continued)
*	Anyang Iron & Steel, Inc., Class A	424,900	$113,338
	Aoshikang Technology Co. Ltd., Class A	176,500	1,030,664
	Aotecar New Energy Technology Group Co. Ltd., Class A	1,424,600	539,889
*	Aowei Holdings Ltd.	60,000	1,132
	Apeloa Pharmaceutical Co. Ltd., Class A	375,700	1,125,959
*	ApicHope Pharmaceutical Group Co. Ltd.	93,690	489,778
*	Appotronics Corp. Ltd., Class A	148,023	226,028
	APT Medical, Inc., Class A	24,684	831,567
	APT Satellite Holdings Ltd.	2,290,000	627,352
*Ω	Archosaur Games, Inc.	38,000	9,443
	Arcsoft Corp. Ltd., Class A	14,806	73,273
*	Arctech Solar Holding Co. Ltd., Class A	77,008	308,206
*††Ω	Arrail Group Ltd.	448,000	39,188
	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	246,500	1,892,248
	Asia Cement China Holdings Corp.	3,281,500	707,939
#Ω	AsiaInfo Technologies Ltd.	1,446,800	839,796
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	429,000	546,422
	Asymchem Laboratories Tianjin Co. Ltd., Class A	40,960	925,826
	Aurisco Pharmaceutical Co. Ltd., Class A	107,900	311,623
	Autel Intelligent Technology Corp. Ltd., Class A	131,948	572,835
	Autobio Diagnostics Co. Ltd., Class A	70,755	347,020
#	Autohome, Inc., ADR	57,416	1,333,200
*	Autostreets Development Ltd.	571,400	110,037
	Avary Holding Shenzhen Co. Ltd., Class A	353,431	4,266,421

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	AviChina Industry & Technology Co. Ltd., Class H	14,991,212	$5,759,685
	Avicopter PLC, Class A	132,300	526,860
	Bafang Electric Suzhou Co. Ltd., Class A	98,827	374,433
*	BAIC BluePark New Energy Technology Co. Ltd., Class A	44,500	39,718
*	BAIC Foton Motor Co. Ltd., Class A	3,112,600	1,452,336
#*Ω	BAIC Motor Corp. Ltd., Class H	15,590,000	1,731,467
*	Baidu, Inc. (9888 HK), Class A	2,108,050	29,201,971
#*	Baidu, Inc. (BIDU US), Sponsored ADR	91,661	10,184,454
	Baimtec Material Co. Ltd., Class A	35,407	270,406
Ω	BAIOO Family Interactive Ltd.	7,282,000	325,633
*Ω	Bairong, Inc.	940,500	611,601
*	Baiyin Nonferrous Group Co. Ltd., Class A	1,710,100	1,262,022
	Bank of Beijing Co. Ltd., Class A	3,303,908	2,555,960
	Bank of Changsha Co. Ltd., Class A	946,947	1,337,794
	Bank of Chengdu Co. Ltd., Class A	1,314,600	3,604,942
	Bank of China Ltd., Class H	153,910,702	107,969,091
	Bank of Chongqing Co. Ltd., Class H	4,748,500	5,181,870
	Bank of Communications Co. Ltd., Class H	18,192,618	17,528,129
*	Bank of Gansu Co. Ltd., Class H	858,000	25,383
	Bank of Guiyang Co. Ltd., Class A	680,400	582,700
	Bank of Hangzhou Co. Ltd., Class A	1,007,359	2,456,724
	Bank of Jiangsu Co. Ltd., Class A	4,424,360	7,754,278
	Bank of Nanjing Co. Ltd., Class A	2,535,196	4,368,394
	Bank of Ningbo Co. Ltd., Class A	991,749	4,685,498
Ω	Bank of Qingdao Co. Ltd., Class H	2,035,500	1,265,115
	Bank of Shanghai Co. Ltd., Class A	2,128,012	2,979,801
		Shares	Value»
CHINA — (Continued)
	Bank of Suzhou Co. Ltd., Class A	1,134,859	$1,428,910
#	Bank of Tianjin Co. Ltd., Class H	324,500	87,683
	Bank of Xi'an Co. Ltd., Class A	1,355,569	737,406
Ω	Bank of Zhengzhou Co. Ltd., Class H	1,626,000	192,684
*	Baoding Tianwei Baobian Electric Co. Ltd., Class A	344,807	607,230
	Baoji Titanium Industry Co. Ltd., Class A	105,000	439,439
	Baoshan Iron & Steel Co. Ltd., Class A	4,945,537	4,492,017
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	939,200	823,486
*	Baotailong New Materials Co. Ltd., Class A	582,200	222,302
*	Baowu Magnesium Technology Co. Ltd., Class A	327,163	563,651
	Baoye Group Co. Ltd., Class H	1,540,440	636,663
*	Baozun, Inc. (9991 HK), Class A	15,900	15,449
*	Baozun, Inc. (BZUN US), Sponsored ADR	303,836	872,009
*	BaTeLab Co. Ltd., Class H	32,400	123,562
#	BBMG Corp., Class H	15,400,404	1,160,629
	BBMG Jidong Cement Group Co. Ltd., Class A	1,186,307	642,785
#	Be Friends Holding Ltd.	2,038,000	228,370
	Bear Electric Appliance Co. Ltd., Class A	76,296	390,452
#	Beauty Farm Medical & Health Industry, Inc.	49,500	118,998
	Befar Group Co. Ltd., Class A	1,117,900	1,039,413
	Beibuwan Port Co. Ltd., Class A	845,645	1,555,361
*	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd., Class A	20,600	54,264

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	110,600	$213,713
	Beijing Balance Medical Technology Co. Ltd., Class A	14,219	173,079
*	Beijing BDStar Navigation Co. Ltd., Class A	41,700	175,551
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	78,862	298,995
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd., Class A	155,900	109,674
*	Beijing Capital Development Co. Ltd., Class A	126,800	75,551
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	3,191,930	1,395,361
#*	Beijing Capital International Airport Co. Ltd., Class H	11,384,000	2,496,051
	Beijing Changjiu Logistics Corp., Class A	248,500	211,438
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	418,000	484,573
	Beijing Compass Technology Development Co. Ltd., Class A	13,882	169,558
	Beijing Dabeinong Technology Group Co. Ltd., Class A	851,800	384,955
	Beijing Dahao Technology Corp. Ltd., Class A	184,980	370,181
	Beijing Easpring Material Technology Co. Ltd., Class A	101,400	625,139
*	Beijing eGOVA Co. Ltd., Class A	206,600	348,466
#	Beijing Energy International Holding Co. Ltd.	2,384,000	248,568
	Beijing Enlight Media Co. Ltd., Class A	137,400	242,431
	Beijing Enterprises Holdings Ltd.	3,145,028	12,685,124
		Shares	Value»
CHINA — (Continued)
#	Beijing Enterprises Water Group Ltd.	21,242,469	$6,252,021
	Beijing Fengjing Automotive Parts Co. Ltd.	1,118,700	529,885
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	769,128	1,432,208
*	Beijing Haixin Energy Technology Co. Ltd., Class A	908,556	468,988
	Beijing Haohua Energy Resource Co. Ltd., Class A	1,196,720	2,092,509
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	28,100	1,483,570
	Beijing Jetsen Technology Co. Ltd., Class A	1,295,891	978,956
#	Beijing Jingneng Clean Energy Co. Ltd., Class H	5,910,000	1,454,796
	Beijing Jingyeda Technology Co. Ltd., Class A	86,590	169,605
	Beijing Jingyi Automation Equipment Co. Ltd., Class A	1,393	26,382
*	Beijing Jingyuntong Technology Co. Ltd., Class A	924,270	421,224
	Beijing Kingsoft Office Software, Inc., Class A	6,724	269,477
*	Beijing Leike Defense Technology Co. Ltd., Class A	334,300	389,522
	Beijing New Building Materials PLC, Class A	341,879	977,128
*	Beijing North Star Co. Ltd., Class H	3,764,000	331,401
	Beijing Oriental Jicheng Co. Ltd., Class A	99,700	301,263
	Beijing Originwater Technology Co. Ltd., Class A	1,472,973	776,848
	Beijing Roborock Technology Co. Ltd., Class A	38,216	630,826

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	137,114	$249,141
*	Beijing Sanyuan Foods Co. Ltd., Class A	977,900	661,322
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	143,886	187,745
	Beijing SDL Technology Co. Ltd., Class A	113,900	121,597
	Beijing Shiji Information Technology Co. Ltd., Class A	165,909	209,508
	Beijing Shougang Co. Ltd., Class A	1,080,000	622,186
*	Beijing Shunxin Agriculture Co. Ltd., Class A	302,200	501,241
	Beijing Sifang Automation Co. Ltd., Class A	137,800	772,649
	Beijing Sinnet Technology Co. Ltd., Class A	395,210	789,941
	Beijing SL Pharmaceutical Co. Ltd., Class A	389,965	324,239
	Beijing Sojo Electric Co. Ltd., Class A	131,300	202,427
*	Beijing SPC Environment Protection Tech Co. Ltd., Class A	662,045	315,798
	Beijing Strong Biotechnologies, Inc., Class A	233,705	402,740
	Beijing SuperMap Software Co. Ltd., Class A	163,900	279,506
	Beijing Teamsun Technology Co. Ltd., Class A	290,880	589,291
*	Beijing Thunisoft Corp. Ltd., Class A	329,700	286,956
	Beijing Tiantan Biological Products Corp. Ltd., Class A	267,244	508,270
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	1,290,000	1,133,925
	Beijing Tong Ren Tang Co. Ltd., Class A	161,472	630,117
		Shares	Value»
CHINA — (Continued)
	Beijing Tricolor Technology Co. Ltd., Class A	15,400	$207,413
*	Beijing UBOX Online Technology Corp., Class H	71,000	18,518
	Beijing Ultrapower Software Co. Ltd., Class A	652,700	827,523
*	Beijing United Information Technology Co. Ltd., Class A	232,674	665,335
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	1,744,000	230,166
*	Beijing Wandong Medical Technology Co. Ltd., Class A	287,900	483,342
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	57,498	261,016
*	Beijing Watertek Information Technology Co. Ltd., Class A	862,743	476,618
	Beijing Yanjing Brewery Co. Ltd., Class A	768,500	1,471,682
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	90,507	661,193
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	293,905	525,351
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	6,539,352	4,971,045
*	Beingmate Co. Ltd., Class A	380,300	246,117
*	Beken Corp., Class A	56,300	306,861
*	Bengang Steel Plates Co. Ltd., Class A	657,918	228,838
*	BeOne Medicines Ltd., Class H	185,000	4,573,197
#*	BeOne Medicines Ltd. (BGNE US), ADR	8,064	2,548,305
	Best Pacific International Holdings Ltd.	1,604,000	486,382

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bestore Co. Ltd., Class A	144,652	$204,383
*	Bestway Marine & Energy Technology Co. Ltd., Class A	1,225,000	1,131,717
	Bethel Automotive Safety Systems Co. Ltd., Class A	197,728	765,012
	Betta Pharmaceuticals Co. Ltd., Class A	76,456	650,866
	Beyondsoft Corp., Class A	225,000	305,919
*	BGI Genomics Co. Ltd., Class A	77,400	437,477
*	Bichamp Cutting Technology Hunan Co. Ltd., Class A	173,100	388,998
	Biem.L.Fdlkk Garment Co. Ltd., Class A	386,700	1,489,723
*	Bilibili, Inc. 9626 HK, Class Z	829,440	15,788,876
	Binhai Investment Co. Ltd.	1,401,053	192,968
	Binjiang Service Group Co. Ltd.	401,500	1,223,338
#*	Biocytogen Pharmaceuticals Beijing Co. Ltd., Class H	98,000	625,248
	Biwin Storage Technology Co. Ltd., Class A	22,622	754,172
	Black Peony Group Co. Ltd., Class A	586,282	547,729
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	36,370	215,694
#Ω	Blue Moon Group Holdings Ltd.	2,095,000	847,929
*	Blue Sail Medical Co. Ltd., Class A	412,128	355,689
	Bluestar Adisseo Co., Class A	341,100	425,797
Ω	BOC Aviation Ltd.	1,428,500	14,080,882
	BOC International China Co. Ltd., Class A	334,200	585,636
*	BOE HC SemiTek Corp., Class A	932,700	1,430,034
	BOE Technology Group Co. Ltd., Class A	8,783,579	7,150,780
#	BOE Varitronix Ltd.	1,697,000	847,357
*	Bohai Leasing Co. Ltd., Class A	1,919,585	1,293,747
		Shares	Value»
CHINA — (Continued)
	Bomin Electronics Co. Ltd., Class A	355,000	$647,543
#	Bosideng International Holdings Ltd.	25,328,157	15,961,361
	BOTH Engineering Technology Co. Ltd., Class A	273,000	964,973
*	Bright Dairy & Food Co. Ltd., Class A	556,969	586,084
*	Bright Real Estate Group Co. Ltd., Class A	882,805	404,471
	BrightGene Bio-Medical Technology Co. Ltd., Class A	32,064	156,584
*	Brii Biosciences Ltd.	186,500	22,328
#	Brilliance China Automotive Holdings Ltd.	19,682,000	5,143,270
	Bros Eastern Co. Ltd., Class A	802,600	949,199
	Brother Enterprises Holding Co. Ltd., Class A	443,200	294,031
*	B-Soft Co. Ltd., Class A	636,815	336,199
	BTG Hotels Group Co. Ltd., Class A	367,571	680,745
*	Burning Rock Biotech Ltd., ADR	1,360	11,968
*	Business-intelligence of Oriental Nations Corp. Ltd., Class A	430,855	845,627
	BXN Holding Co. Ltd., Class A	669,152	388,365
	BYD Co. Ltd., Class H	6,044,400	72,259,783
#	BYD Electronic International Co. Ltd.	6,348,722	19,011,928
	By-health Co. Ltd., Class A	499,929	773,688
*	C C Land Holdings Ltd.	13,761,530	2,105,191
#	C&D International Investment Group Ltd.	4,931,325	9,660,179
	C&D Property Management Group Co. Ltd.	1,746,000	578,002
	C&S Paper Co. Ltd., Class A	571,490	632,239
	Caitong Securities Co. Ltd., Class A	554,690	688,315

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*Ω	CALB Group Co. Ltd., Class H	780,300	$1,684,626
	Cambricon Technologies Corp. Ltd., Class A	5,366	877,840
	Camel Group Co. Ltd., Class A	968,500	1,159,508
	Cangzhou Dahua Co. Ltd., Class A	23,900	48,792
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	859,768	552,427
*	Canmax Technologies Co. Ltd., Class A	142,880	1,146,156
	Canny Elevator Co. Ltd., Class A	373,300	294,229
*Ω	CanSino Biologics, Inc., Class H	115,200	341,703
*	Capital Environment Holdings Ltd.	15,292,000	161,406
*	Capitalonline Data Service Co. Ltd., Class A	81,700	230,319
	Carpenter Tan Holdings Ltd.	29,000	22,332
	Castech, Inc., Class A	112,257	814,308
	Cathay Biotech, Inc., Class A	62,443	420,778
Ω	Cathay Group Holdings, Inc.	820,000	68,172
	CCCC Design & Consulting Group Co. Ltd., Class A	624,800	490,649
	CECEP Solar Energy Co. Ltd., Class A	1,393,500	935,287
	CECEP Wind-Power Corp., Class A	2,027,790	1,061,835
	Center International Group Co. Ltd., Class A	235,500	349,731
	Central China Land Media Co. Ltd., Class A	877,003	1,661,046
*††	Central China Management Co. Ltd.	6,510,074	74,931
	Central China Securities Co. Ltd., Class H	4,394,000	969,985
*	CETC Chips Technology, Inc., Class A	122,100	219,244
	CETC Cyberspace Security Technology Co. Ltd., Class A	104,700	225,857
		Shares	Value»
CHINA — (Continued)
	CETC Digital Technology Co. Ltd., Class A	166,686	$388,054
	CETC Potevio Science&Technology Co. Ltd., Class A	52,300	121,703
#	CGN New Energy Holdings Co. Ltd.	13,434,000	3,996,117
*	CGN Nuclear Technology Development Co. Ltd., Class A	380,800	361,043
Ω	CGN Power Co. Ltd., Class H	24,536,000	9,047,519
	Changbai Mountain Tourism Co. Ltd., Class A	265,678	1,543,529
	Changchun Faway Automobile Components Co. Ltd., Class A	343,310	384,710
	Changchun High-Tech Industry Group Co. Ltd., Class A	49,218	590,963
	Changchun UP Optotech Co. Ltd., Class A	79,500	470,057
	Changhong Meiling Co. Ltd., Class A	392,400	289,635
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	715,725	349,025
	Changjiang Publishing & Media Co. Ltd., Class A	427,400	518,925
	Changjiang Securities Co. Ltd., Class A	1,004,899	1,280,545
*	Changshu Fengfan Power Equipment Co. Ltd., Class A	526,650	381,340
*	ChangYuan Technology Group Ltd., Class A	433,400	315,588
	Changzheng Engineering Technology Co. Ltd., Class A	234,728	749,688
	Changzhou Qianhong Biopharma Co. Ltd., Class A	651,000	654,735
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	53,720	788,842

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chaoju Eye Care Holdings Ltd.	974,000	$326,922
	Chaowei Power Holdings Ltd.	3,575,000	611,415
	Chaozhou Three-Circle Group Co. Ltd., Class A	150,173	2,460,140
Ω	Cheerwin Group Ltd.	1,504,000	427,553
*	Chen Lin Education Group Holdings Ltd.	638,000	84,847
	Cheng De Lolo Co. Ltd., Class A	831,120	1,108,536
	Chengdu ALD Aviation Manufacturing Corp., Class A	49,720	141,504
*	Chengdu B-Ray Media Co. Ltd., Class A	433,000	253,823
*	Chengdu CORPRO Technology Co. Ltd., Class A	25,100	53,668
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	193,130	312,359
	Chengdu Galaxy Magnets Co. Ltd., Class A	60,900	210,036
	Chengdu Guibao Science & Technology Co. Ltd., Class A	187,200	400,175
	Chengdu Haoneng Technology Co. Ltd., Class A	158,191	221,661
	Chengdu Hi-tech Development Co. Ltd., Class A	31,800	172,574
	Chengdu Hongqi Chain Co. Ltd., Class A	734,700	511,636
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	293,841	938,129
	Chengdu Kanghua Biological Products Co. Ltd., Class A	51,925	355,878
	Chengdu Leejun Industrial Co. Ltd., Class A	511,700	591,867
*	Chengdu M&S Electronics Technology Co. Ltd., Class A	56,293	176,433
		Shares	Value»
CHINA — (Continued)
	Chengdu Spaceon Electronics Co. Ltd., Class A	70,548	$158,912
	Chengdu Wintrue Holding Co. Ltd., Class A	589,100	1,050,622
	Chengdu Xingrong Environment Co. Ltd., Class A	686,192	748,203
	Chengtun Mining Group Co. Ltd., Class A	520,300	818,854
	Chenguang Biotech Group Co. Ltd., Class A	220,546	380,047
*	Chengxin Lithium Group Co. Ltd., Class A	205,300	856,619
*	Chengzhi Co. Ltd., Class A	674,240	643,908
#	Chervon Holdings Ltd.	460,500	1,118,336
	Chifeng Jilong Gold Mining Group Ltd., Class A	540,200	3,181,589
*††	Chiho Environmental Group Ltd.	602,000	6,141
*	China Aerospace International Holdings Ltd.	10,236,600	633,684
	China Agriculture Development Seed Group Co. Ltd., Class A	381,700	318,846
	China Aircraft Leasing Group Holdings Ltd.	1,700,977	771,338
*	China Aluminum International Engineering Corp. Ltd., Class H	439,000	105,485
	China Animal Husbandry Industry Co. Ltd., Class A	406,801	394,044
	China Automotive Engineering Research Institute Co. Ltd., Class A	415,200	903,110
	China Baoan Group Co. Ltd., Class A	542,612	632,476
	China Bester Group Telecom Co. Ltd., Class A	40,690	109,850
	China BlueChemical Ltd., Class H	12,309,122	3,323,937

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*Ω	China Bohai Bank Co. Ltd., Class H	9,947,500	$1,027,253
*	China Boton Group Co. Ltd.	172,000	58,038
	China CAMC Engineering Co. Ltd., Class A	670,993	903,066
	China Chengtong Development Group Ltd.	546,000	8,155
*	China Chunlai Education Group Co. Ltd.	355,000	61,804
#	China Cinda Asset Management Co. Ltd., Class H	48,415,000	6,121,839
	China CITIC Bank Corp. Ltd., Class H	28,167,607	27,774,060
#	China Coal Energy Co. Ltd., Class H	11,418,168	15,650,002
	China Coal Xinji Energy Co. Ltd., Class A	1,109,600	1,609,184
*††	China Common Rich Renewable Energy Investments Ltd.	37,310,000	0
	China Communications Services Corp. Ltd., Class H	15,773,327	8,585,564
*	China Conch Environment Protection Holdings Ltd.	9,457,000	325,210
#	China Conch Venture Holdings Ltd.	7,353,000	8,259,215
	China Construction Bank Corp., Class H	186,235,302	218,533,320
	China CSSC Holdings Ltd., Class A	181,178	944,447
	China CYTS Tours Holding Co. Ltd., Class A	291,200	310,742
#	China Datang Corp. Renewable Power Co. Ltd., Class H	13,515,000	2,205,604
	China Design Group Co. Ltd., Class A	344,214	271,701
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	12,274,000	2,224,489
#*††	China Dili Group	10,753,661	0
	China Dongxiang Group Co. Ltd.	13,285,888	475,149
		Shares	Value»
CHINA — (Continued)
Ω	China East Education Holdings Ltd.	4,190,500	$2,427,950
#*	China Eastern Airlines Corp. Ltd., Class H	6,510,000	2,710,935
#*	China Education Group Holdings Ltd.	6,347,012	1,540,096
	China Electronics Huada Technology Co. Ltd.	4,756,000	545,119
	China Electronics Optics Valley Union Holding Co. Ltd.	6,460,000	123,155
#	China Energy Engineering Corp. Ltd. (3996 HK), Class H	16,342,000	2,294,069
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	7,215,075	2,779,887
*	China Enterprise Co. Ltd., Class A	863,001	289,055
#	China Everbright Bank Co. Ltd., Class H	7,418,000	3,017,076
#	China Everbright Environment Group Ltd.	16,434,777	10,702,455
Ω	China Everbright Greentech Ltd.	1,173,000	113,780
#	China Everbright Ltd.	2,578,896	1,919,858
*	China Express Airlines Co. Ltd., Class A	627,600	616,799
#Ω	China Feihe Ltd.	21,159,000	8,882,317
	China Film Group Co. Ltd., Class A	290,400	536,896
	China Foods Ltd.	8,290,000	3,648,623
	China Galaxy Securities Co. Ltd., Class H	13,405,000	13,018,905
#	China Gas Holdings Ltd.	16,387,348	12,781,908
	China Gold International Resources Corp. Ltd. (2099 HK)	1,621,900	36,616,381
	China Great Wall Securities Co. Ltd., Class A	492,800	606,841
*	China Greatwall Technology Group Co. Ltd., Class A	162,600	330,688
*	China Hainan Rubber Industry Group Co. Ltd., Class A	397,500	292,141

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Haisum Engineering Co. Ltd., Class A	261,600	$273,977
*	China Harmony Auto Holding Ltd.	5,792,000	451,037
	China Harzone Industry Corp. Ltd., Class A	132,905	148,309
*	China High Speed Railway Technology Co. Ltd., Class A	880,592	309,198
#*	China High Speed Transmission Equipment Group Co. Ltd.	3,938,000	574,183
	China Hongqiao Group Ltd.	15,098,000	47,508,287
#††	China Huiyuan Juice Group Ltd.	2,951,846	131,964
Ω	China International Capital Corp. Ltd., Class H	4,155,600	11,460,935
#	China International Marine Containers Group Co. Ltd., Class H	5,572,040	5,380,850
	China Isotope & Radiation Corp., Class H	314,600	650,072
	China Jinmao Holdings Group Ltd.	28,535,459	5,018,069
	China Jushi Co. Ltd., Class A	858,407	4,798,316
	China Kepei Education Group Ltd.	3,048,000	349,579
	China Kings Resources Group Co. Ltd., Class A	189,770	450,444
	China Leadshine Technology Co. Ltd., Class A	119,900	1,017,880
	China Lesso Group Holdings Ltd.	7,717,000	3,979,876
	China Life Insurance Co. Ltd., Class H	6,807,000	25,342,055
	China Lilang Ltd.	3,127,000	1,380,512
*Ω	China Literature Ltd.	1,712,000	4,421,280
*	China Longevity Group Co. Ltd.	893,399	1,139
#	China Longyuan Power Group Corp. Ltd., Class H	7,481,000	5,504,206
		Shares	Value»
CHINA — (Continued)
*	China Maple Leaf Educational Systems Ltd.	12,386,000	$275,370
	China Medical System Holdings Ltd.	9,950,800	15,162,792
	China Meheco Group Co. Ltd., Class A	278,401	394,382
#	China Meidong Auto Holdings Ltd.	5,014,000	251,741
	China Mengniu Dairy Co. Ltd.	13,351,000	32,213,659
	China Merchants Bank Co. Ltd., Class H	15,816,646	102,619,593
	China Merchants Energy Shipping Co. Ltd., Class A	2,507,196	6,214,176
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	249,300	373,492
*	China Merchants Land Ltd.	12,962,000	397,886
	China Merchants Port Holdings Co. Ltd.	7,727,122	15,090,090
	China Merchants Property Operation & Service Co. Ltd., Class A	417,500	559,253
Ω	China Merchants Securities Co. Ltd., Class H	1,193,060	2,219,662
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	715,204	736,985
#*††	China Metal Recycling Holdings Ltd.	1,955,133	0
	China Minsheng Banking Corp. Ltd., Class H	15,576,460	7,207,249
#*	China Modern Dairy Holdings Ltd.	19,189,000	3,623,857
	China National Accord Medicines Corp. Ltd., Class A	237,631	739,906
#	China National Building Material Co. Ltd., Class H	17,948,616	8,519,052
	China National Chemical Engineering Co. Ltd., Class A	1,210,000	1,404,958

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China National Electric Apparatus Research Institute Co. Ltd., Class A	109,955	$363,209
	China National Gold Group Gold Jewellery Co. Ltd., Class A	579,483	659,578
	China National Medicines Corp. Ltd., Class A	226,582	950,219
	China National Nuclear Power Co. Ltd., Class A	4,248,021	5,700,955
*	China National Software & Service Co. Ltd., Class A	18,000	87,870
#*Ω	China New Higher Education Group Ltd.	8,589,457	624,670
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	558,400	494,739
#	China Nonferrous Mining Corp. Ltd.	12,502,000	23,592,226
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	289,518	1,705,190
*	China Oil & Gas Group Ltd.	33,760,000	542,694
	China Oilfield Services Ltd., Class H	11,362,000	10,304,533
	China Oriental Group Co. Ltd.	6,800,000	981,658
#	China Overseas Grand Oceans Group Ltd.	9,024,450	2,819,508
	China Overseas Land & Investment Ltd.	9,509,033	16,355,335
#	China Overseas Property Holdings Ltd.	9,461,344	4,151,492
	China Pacific Insurance Group Co. Ltd., Class H	9,297,465	36,288,668
	China Petroleum & Chemical Corp., Class H	74,200,400	41,932,621
	China Petroleum Engineering Corp., Class A	621,600	314,537
		Shares	Value»
CHINA — (Continued)
#	China Power International Development Ltd.	22,822,600	$8,259,649
*††	China Properties Investment Holdings Ltd.	397,000	0
	China Publishing & Media Co. Ltd., Class A	573,593	459,935
#	China Qinfa Group Ltd.	1,416,000	301,179
#	China Railway Group Ltd., Class H	11,382,000	5,240,196
	China Railway Hi-tech Industry Co. Ltd., Class A	628,100	679,711
	China Railway Materials Co. Ltd., Class A	1,513,500	564,589
#Ω	China Railway Signal & Communication Corp. Ltd., Class H	7,179,000	3,079,540
	China Railway Tielong Container Logistics Co. Ltd., Class A	721,400	597,097
*††	China Rare Earth Holdings Ltd.	9,802,399	163,740
*	China Rare Earth Resources & Technology Co. Ltd., Class A	23,500	166,640
	China Reinsurance Group Corp., Class H	36,551,000	6,389,066
*Ω	China Renaissance Holdings Ltd.	566,400	224,079
*	China Resource & Environment Co. Ltd., Class A	672,600	307,712
	China Resources Beer Holdings Co. Ltd.	8,805,661	26,568,273
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	200,100	463,021
#	China Resources Building Materials Technology Holdings Ltd.	12,832,946	1,830,953
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	379,554	915,185
	China Resources Gas Group Ltd.	5,564,200	11,868,915

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Resources Jiangzhong Pharmaceutical Co. Ltd., Class A	409,800	$1,601,009
#	China Resources Land Ltd.	14,481,610	61,266,139
#	China Resources Medical Holdings Co. Ltd.	6,333,000	2,050,640
	China Resources Microelectronics Ltd., Class A	48,115	386,378
Ω	China Resources Mixc Lifestyle Services Ltd.	2,112,000	10,741,723
Ω	China Resources Pharmaceutical Group Ltd.	11,323,500	7,007,357
#	China Resources Power Holdings Co. Ltd.	6,312,820	15,552,783
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	325,918	1,247,495
#	China Risun Group Ltd.	6,404,000	1,516,935
*	China Ruifeng Renewable Energy Holdings Ltd.	652,400	50,704
#*	China Ruyi Holdings Ltd.	45,276,000	8,319,748
#	China Sanjiang Fine Chemicals Co. Ltd.	6,085,000	2,233,859
	China Science Publishing & Media Ltd., Class A	73,700	215,960
*	China Shanshui Cement Group Ltd.	80,000	2,456
#	China Shenhua Energy Co. Ltd., Class H	11,588,000	64,196,075
	China Shineway Pharmaceutical Group Ltd.	2,299,000	2,386,158
*	China Silver Group Ltd.	1,270,000	41,544
*	China Southern Airlines Co. Ltd., Class H	7,870,000	3,515,291
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	749,719	614,632
		Shares	Value»
CHINA — (Continued)
	China Southern Power Grid Technology Co. Ltd., Class A	43,731	$271,727
	China Starch Holdings Ltd.	17,040,000	358,139
	China State Construction Development Holdings Ltd.	4,174,000	351,335
	China State Construction Engineering Corp. Ltd., Class A	3,901,292	2,718,006
#	China State Construction International Holdings Ltd.	15,352,000	16,840,653
*	China Sunshine Paper Holdings Co. Ltd.	5,651,500	718,935
#	China Suntien Green Energy Corp. Ltd., Class H	10,087,000	4,236,672
	China Taiping Insurance Holdings Co. Ltd.	13,891,130	38,974,025
	China Testing & Certification International Group Co. Ltd., Class A	298,988	238,970
	China Tianying, Inc., Class A	1,463,856	1,088,500
#	China Tobacco International HK Co. Ltd.	1,096,000	3,374,410
Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	195,600	1,341,661
Ω	China Tower Corp. Ltd., Class H	23,391,500	29,901,787
#	China Traditional Chinese Medicine Holdings Co. Ltd.	15,630,000	2,868,901
	China TransInfo Technology Co. Ltd., Class A	398,842	469,247
	China Travel International Investment Hong Kong Ltd.	12,463,892	1,908,968
	China Tungsten & Hightech Materials Co. Ltd., Class A	462,260	3,388,899
*	China Union Holdings Ltd., Class A	694,400	402,243

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Vered Financial Holding Corp. Ltd.	2,060,500	$257,968
	China Wafer Level CSP Co. Ltd., Class A	83,494	358,723
#	China Water Affairs Group Ltd.	5,070,000	3,020,059
*	China West Construction Group Co. Ltd., Class A	496,200	340,233
	China World Trade Center Co. Ltd., Class A	243,400	692,647
	China XD Electric Co. Ltd., Class A	744,100	1,471,056
	China XLX Fertiliser Ltd.	5,425,000	6,343,053
	China Yangtze Power Co. Ltd., Class A	2,583,803	11,138,597
#	China Yongda Automobiles Services Holdings Ltd.	8,755,000	969,784
#*Ω	China Youran Dairy Group Ltd.	6,494,000	3,541,170
*Ω	China Yuhua Education Corp. Ltd.	16,452,000	768,323
	China Zhenhua Group Science & Technology Co. Ltd., Class A	102,900	624,098
#	China Zheshang Bank Co. Ltd., Class H	4,538,599	1,383,701
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	278,500	328,767
#	Chinasoft International Ltd.	14,410,000	7,245,677
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	111,572	127,452
*	Chongqing Afari Technology Co. Ltd., Class A	250,800	309,443
	Chongqing Brewery Co. Ltd., Class A	100,800	694,699
	Chongqing Changan Automobile Co. Ltd., Class A	1,191,998	1,390,462
	Chongqing Chongbai Technology Group Co. Ltd., Class A	200,221	629,996
		Shares	Value»
CHINA — (Continued)
	Chongqing Chuanyi Automation Co. Ltd., Class A	278,349	$758,488
*	Chongqing Construction Engineering Group Corp. Ltd., Class A	531,300	203,917
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	621,385	904,166
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	452,930	818,202
	Chongqing Gas Group Corp. Ltd., Class A	721,300	522,840
	Chongqing Machinery & Electric Co. Ltd., Class H	3,655,962	855,926
	Chongqing Pharscin Pharmaceutical Co. Ltd., Class A	113,800	215,166
	Chongqing Port Co. Ltd., Class A	1,040,500	653,485
	Chongqing Road & Bridge Co. Ltd., Class A	526,900	341,132
	Chongqing Rural Commercial Bank Co. Ltd., Class H	16,086,000	13,464,407
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	1,263,600	1,577,984
	Chongqing Shunbo Aluminum Co. Ltd., Class A	221,800	203,088
*	Chongqing Taiji Industry Group Co. Ltd., Class A	241,500	564,551
*	Chongqing Zhifei Biological Products Co. Ltd., Class A	223,017	430,652
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	90,702	190,366
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	350,794	1,154,634
#	Chow Tai Fook Jewellery Group Ltd.	2,750,000	4,331,141
	Chow Tai Seng Jewellery Co. Ltd., Class A	464,789	889,289
*	CIFI Holdings Group Co. Ltd.	1,650,000	8,195

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CIG Shanghai Co. Ltd., Class A	55,000	$1,060,608
	CIMC Enric Holdings Ltd.	5,692,000	5,648,816
*	Cinda Real Estate Co. Ltd., Class A	847,300	324,075
	Cisen Pharmaceutical Co. Ltd., Class A	179,400	374,596
*	CITIC Guoan Information Industry Co. Ltd., Class A	1,187,600	488,572
	CITIC Heavy Industries Co. Ltd., Class A	617,700	428,059
	CITIC Ltd.	14,587,567	22,961,218
	CITIC Press Corp., Class A	71,300	280,744
*	CITIC Resources Holdings Ltd.	14,446,000	847,739
	CITIC Securities Co. Ltd., Class H	4,231,650	14,772,198
	City Development Environment Co. Ltd., Class A	506,640	971,182
*	ClouDr Group Ltd.	632,700	39,734
#*	CMGE Technology Group Ltd.	10,146,000	245,675
	CMOC Group Ltd., Class H	17,772,000	38,302,673
	CMST Development Co. Ltd., Class A	977,200	681,828
	CNGR Advanced Material Co. Ltd., Class A	197,499	1,190,424
	CNOOC Energy Technology & Services Ltd., Class A	2,600,600	1,504,545
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	595,920	564,830
*	COFCO Biotechnology Co. Ltd., Class A	721,615	506,316
	COFCO Capital Holdings Co. Ltd., Class A	235,700	323,503
#*	COFCO Joycome Foods Ltd.	14,532,000	2,075,339
	COFCO Sugar Holding Co. Ltd., Class A	757,753	1,408,803
	Cofoe Medical Technology Co. Ltd., Class A	97,650	773,959
		Shares	Value»
CHINA — (Continued)
*	COL Global Co. Ltd., Class A	32,800	$120,692
	Comba Telecom Systems Holdings Ltd.	9,676,000	974,490
	Concord New Energy Group Ltd.	43,965,909	1,990,799
	Consun Pharmaceutical Group Ltd.	3,340,000	5,838,032
*	Contec Medical Systems Co. Ltd., Class A	66,800	108,910
	Contemporary Amperex Technology Co. Ltd., Class A	923,820	54,158,678
	Continental Aerospace Technologies Holding Ltd.	17,942,207	1,019,682
	COSCO SHIPPING Development Co. Ltd., Class H	20,637,300	2,450,587
#	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	7,900,000	13,970,198
	COSCO SHIPPING Holdings Co. Ltd., Class H	14,798,849	29,771,120
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,626,000	2,765,440
	COSCO SHIPPING Ports Ltd.	7,323,663	4,978,466
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	1,005,900	1,684,416
	COSCO SHIPPING Technology Co. Ltd., Class A	122,000	221,010
*	Cosonic Intelligent Technologies Co. Ltd., Class A	181,200	295,428
	CQ Pharmaceutical Holding Co. Ltd., Class A	1,145,354	927,841
*	Crazy Sports Group Ltd.	12,874,600	127,681
	CRRC Corp. Ltd., Class H	12,946,000	8,687,497
	Crystal Clear Electronic Material Co. Ltd., Class A	268,554	467,653
Ω	CSC Financial Co. Ltd., Class H	1,330,000	2,000,810

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CSG Holding Co. Ltd., Class A	779,096	$453,479
	CSG Smart Science&Technology Co. Ltd., Class A	253,900	371,676
*	CSPC Innovation Pharmaceutical Co. Ltd., Class A	97,857	551,264
	CSPC Pharmaceutical Group Ltd.	50,872,400	55,650,075
	CSSC Hong Kong Shipping Co. Ltd.	11,228,000	3,154,846
*	CSSC Science & Technology Co. Ltd., Class A	226,800	305,541
	CTS International Logistics Corp. Ltd., Class A	680,450	540,473
*	CWT International Ltd.	23,990,000	600,818
*	Cybrid Technologies, Inc., Class A	165,000	262,730
*	Daan Gene Co. Ltd., Class A	547,380	441,899
	Dajin Heavy Industry Co. Ltd., Class A	107,700	629,469
*	Dalian Bio-Chem Co. Ltd., Class A	220,100	409,709
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	1,511,263	1,211,346
#*	Dalipal Holdings Ltd.	1,572,000	662,010
*	Damai Entertainment Holdings Ltd.	59,430,000	3,936,934
	Daqin Railway Co. Ltd., Class A	1,550,438	1,141,923
	Dashang Co. Ltd., Class A	170,549	371,890
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	362,856	1,013,747
#	Datang International Power Generation Co. Ltd., Class H	11,510,000	3,703,333
	Dawnrays Pharmaceutical Holdings Ltd.	5,718,982	757,842
	Dazhong Transportation Group Co. Ltd., Class A	653,800	399,543
	Dazzle Fashion Co. Ltd., Class A	165,900	286,328
*	DBAPP Security Ltd., Class A	38,474	226,142
		Shares	Value»
CHINA — (Continued)
	DBG Technology Co. Ltd., Class A	150,256	$415,867
	DeHua TB New Decoration Materials Co. Ltd., Class A	542,283	1,058,274
*	Dezhan Healthcare Co. Ltd., Class A	1,061,300	519,272
	DHC Software Co. Ltd., Class A	614,912	659,398
	Dian Diagnostics Group Co. Ltd., Class A	281,479	759,831
	Digital China Group Co. Ltd., Class A	210,175	750,120
	Digital China Holdings Ltd.	3,792,000	887,194
	Digital China Information Service Group Co. Ltd., Class A	312,857	516,677
*	Dingdang Health Technology Group Ltd.	868,000	82,968
	Do-Fluoride New Materials Co. Ltd., Class A	237,951	1,104,087
	Dong-E-E-Jiao Co. Ltd., Class A	132,743	1,073,987
	Dongfang Electric Corp. Ltd., Class H	1,315,600	3,606,050
	Dongfang Electronics Co. Ltd., Class A	347,053	615,803
	Dongfeng Electronic Technology Co. Ltd., Class A	175,230	258,750
	Dongguan Aohai Technology Co. Ltd., Class A	125,740	639,616
	Dongguan Development Holdings Co. Ltd., Class A	420,100	631,902
	Dongguan Rural Commercial Bank Co. Ltd., Class H	50,000	21,302
	Dongguan Yutong Optical Technology Co. Ltd., Class A	216,020	531,041
	Donghua Testing Technology Co. Ltd., Class A	36,300	154,047
	Dongxing Securities Co. Ltd., Class A	581,155	1,190,284
	Dongyue Group Ltd.	13,139,000	19,843,400

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Double Medical Technology, Inc., Class A	20,500	$131,360
*	DouYu International Holdings Ltd., ADR	67,516	309,222
#*	DPC Dash Ltd.	99,900	506,547
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	2,883,000	2,050,326
*	Dynasty Digital Holdings Ltd.	2,556,218	205,500
	Eaglerise Electric & Electronic China Co. Ltd., Class A	160,400	562,120
*	Easou Technology Holdings Ltd.	68,000	17,960
	East Money Information Co. Ltd., Class A	1,085,530	3,241,274
	Eastcompeace Technology Co. Ltd., Class A	184,700	371,808
	Eastern Communications Co. Ltd., Class A	177,500	325,944
	E-Commodities Holdings Ltd.	8,638,000	705,140
	Ecovacs Robotics Co. Ltd., Class A	74,692	671,881
	Edan Instruments, Inc., Class A	254,388	441,874
	Edifier Technology Co. Ltd., Class A	272,800	420,076
	Edvantage Group Holdings Ltd.	382,088	23,799
#	EEKA Fashion Holdings Ltd.	1,972,500	1,337,179
	EIT Environmental Development Group Co. Ltd., Class A	145,919	330,147
	Electric Connector Technology Co. Ltd., Class A	162,850	879,376
*††	Elion Energy Co. Ltd., Class A	1,910,265	19,817
	EmbedWay Technologies Shanghai Corp., Class A	57,300	199,189
	ENN Energy Holdings Ltd.	2,312,300	13,836,637
	ENN Natural Gas Co. Ltd., Class A	662,095	1,746,269
	Eoptolink Technology, Inc. Ltd., Class A	192,165	11,266,182
		Shares	Value»
CHINA — (Continued)
	Era Co. Ltd., Class A	505,700	$287,015
	Espressif Systems Shanghai Co. Ltd., Class A	20,825	316,806
	Essex Bio-technology Ltd.	1,795,000	558,996
*	Estun Automation Co. Ltd., Class A	7,600	33,518
*	Eternal Asia Supply Chain Management Ltd., Class A	612,200	418,471
	EVA Precision Industrial Holdings Ltd.	7,834,516	798,463
	Eve Energy Co. Ltd., Class A	220,597	1,773,897
	Ever Sunshine Services Group Ltd.	5,504,000	1,262,190
#Ω	Everbright Securities Co. Ltd., Class H	1,053,800	1,019,728
*	EverChina International Holdings Co. Ltd.	18,107,500	134,426
*Ω	Everest Medicines Ltd.	57,000	183,821
	EverProX Technologies Co. Ltd., Class A	21,700	450,158
	Explosive Co. Ltd., Class A	236,300	335,318
	Eyebright Medical Technology Beijing Co. Ltd., Class A	35,270	218,451
	Fangda Carbon New Material Co. Ltd., Class A	770,929	592,004
	Fangda Special Steel Technology Co. Ltd., Class A	1,055,631	709,659
	Far East Horizon Ltd.	15,925,000	13,986,341
*	Far East Smarter Energy Co. Ltd., Class A	175,700	345,423
*	Farasis Energy Gan Zhou Co. Ltd., Class A	256,681	387,558
	FAW Jiefang Group Co. Ltd., Class A	354,400	341,071
	FAWER Automotive Parts Co. Ltd., Class A	627,578	399,049
	Feilong Auto Components Co. Ltd., Class A	305,800	1,565,076

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*Ω	Feiyu Technology International Co. Ltd.	340,500	$17,406
	Fengzhushou Co. Ltd., Class A	14,300	70,989
	Ferrotec Anhui Technology Development Co. Ltd., Class A	49,300	216,485
	FESCO Group Co. Ltd., Class A	188,700	384,657
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	190,700	929,927
	Fibocom Wireless, Inc., Class A	141,494	433,665
#	FIH Mobile Ltd.	1,213,800	2,980,284
*	Financial Street Holdings Co. Ltd., Class A	1,210,457	446,852
#	FinVolution Group, ADR	839,904	4,073,534
	First Capital Securities Co. Ltd., Class A	504,700	491,022
	First Tractor Co. Ltd., Class H	1,976,000	2,237,535
#	Flat Glass Group Co. Ltd., Class H	2,064,000	1,832,035
	Focus Lightings Tech Co. Ltd., Class A	454,720	505,139
	Focus Media Information Technology Co. Ltd., Class A	2,460,600	2,049,706
*	Focused Photonics Hangzhou, Inc., Class A	154,100	269,969
	Foryou Corp., Class A	187,100	702,893
	Foshan Electrical & Lighting Co. Ltd., Class A	610,100	453,906
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	490,025	2,787,310
*	Foshan Nationstar Optoelectronics Co. Ltd., Class A	246,584	228,722
*	Fosun International Ltd.	11,497,120	6,970,239
*	Founder Holdings Ltd.	1,088,000	89,212
	Founder Securities Co. Ltd., Class A	730,500	768,632
		Shares	Value»
CHINA — (Continued)
	Fountain SET Holdings Ltd.	234,000	$18,511
	Foxconn Industrial Internet Co. Ltd., Class A	1,763,356	14,803,981
	Friend Co. Ltd., Class A	85,700	129,833
#††	Fu Shou Yuan International Group Ltd.	8,485,000	2,142,240
	Fuan Pharmaceutical Group Co. Ltd., Class A	337,800	185,740
#	Fufeng Group Ltd.	16,782,800	11,069,522
#*††	Fuguiniao Co. Ltd.	782,600	0
	Fujian Apex Software Co. Ltd., Class A	66,160	303,254
	Fujian Boss Software Development Co. Ltd., Class A	239,996	333,090
*	Fujian Cosunter Pharmaceutical Co. Ltd., Class A	5,200	68,372
	Fujian Funeng Co. Ltd., Class A	719,783	1,158,366
	Fujian Fuxin Software Development JSC Ltd., Class A	34,467	343,676
*	Fujian Kuncai Material Technology Co. Ltd., Class A	105,430	234,747
	Fujian Longking Co. Ltd., Class A	462,211	1,220,202
	Fujian Qingshan Paper Industry Co. Ltd., Class A	889,000	367,846
*	Fujian Snowman Group Co. Ltd., Class A	148,000	260,845
	Fujian Star-net Communication Co. Ltd., Class A	247,140	951,672
	Fujian Sunner Development Co. Ltd., Class A	401,608	994,354
*	Fujian Tianma Science & Technology Group Co. Ltd., Class A	328,120	532,409
	Fujian Yongfu Power Engineering Co. Ltd., Class A	9,500	29,231
	Fujian Yuanli Active Carbon Co. Ltd., Class A	179,000	451,569

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Fulin Precision Co. Ltd., Class A	294,420	$680,249
	Fushun Special Steel Co. Ltd., Class A	781,700	485,907
*	Future Machine Ltd.	419,000	12,504
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	2,987,200	22,588,580
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	74,000	753,661
Ω	Ganfeng Lithium Group Co. Ltd., Class H	1,336,839	6,280,075
*	Gansu Energy Chemical Co. Ltd., Class A	2,121,140	814,637
	Gansu Shangfeng Materials Co. Ltd., Class A	476,690	932,808
	Gansu Yasheng Industrial Group Co. Ltd., Class A	1,353,900	605,156
	Gaona Aero Material Co. Ltd., Class A	286,000	657,340
*	Gaush Meditech Ltd.	177,300	116,173
	G-bits Network Technology Xiamen Co. Ltd., Class A	21,200	1,221,448
	GCL Energy Technology Co. Ltd., Class A	508,595	1,135,533
*	GCL System Integration Technology Co. Ltd., Class A	253,800	95,619
#*	GCL Technology Holdings Ltd.	110,638,320	8,606,029
	GD Power Development Co. Ltd., Class A	1,913,278	1,440,828
*	GDS Holdings Ltd. (9698 HK), Class A	4,094,600	16,661,522
#*	GDS Holdings Ltd. (GDS US), ADR	56,877	1,862,153
	Geely Automobile Holdings Ltd.	23,035,000	58,348,776
	GEM Co. Ltd., Class A	1,344,000	1,333,039
*	Gemdale Corp., Class A	1,755,100	600,637
#*	Gemdale Properties & Investment Corp. Ltd.	38,128,000	454,518
	GemPharmatech Co. Ltd., Class A	155,068	555,113
		Shares	Value»
CHINA — (Continued)
Ω	Genertec Universal Medical Group Co. Ltd.	5,427,500	$3,373,204
*	Genimous Technology Co. Ltd., Class A	477,000	529,035
*	Genscript Biotech Corp.	5,700,000	13,111,873
	Geovis Technology Co. Ltd., Class A	85,677	424,484
	GEPIC Energy Development Co. Ltd., Class A	522,400	603,950
	Getein Biotech, Inc., Class A	198,178	261,230
	GF Securities Co. Ltd., Class H	3,529,200	7,695,977
#Ω	Giant Biogene Holding Co. Ltd.	1,588,000	6,237,904
	Giant Network Group Co. Ltd., Class A	169,500	736,782
	Giantec Semiconductor Corp., Class A	18,472	307,382
	Ginlong Technologies Co. Ltd., Class A	99,159	875,894
	Glarun Technology Co. Ltd., Class A	91,387	327,092
*	Global New Material International Holdings Ltd.	474,000	446,562
	GoerTek, Inc., Class A	459,244	1,573,992
*	Goke Microelectronics Co. Ltd., Class A	10,500	201,091
	Goldcard Smart Group Co. Ltd., Class A	140,500	211,257
Ω	Golden Throat Holdings Group Co. Ltd.	1,262,500	512,405
	Goldenmax International Group Ltd., Class A	296,871	2,237,308
	Goldpac Group Ltd.	511,000	42,411
#	Goldwind Science & Technology Co. Ltd., Class H	3,805,784	4,725,700
	Goneo Group Co. Ltd., Class A	97,272	601,272
	Goodbaby International Holdings Ltd.	3,918,000	443,909
*	GoodWe Technologies Co. Ltd. (688390 C1), Class A	24,679	227,090

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Gosuncn Technology Group Co. Ltd., Class A	142,200	$97,940
	Gotion High-tech Co. Ltd., Class A	323,200	1,366,647
#	Grand Pharmaceutical Group Ltd.	10,281,000	6,767,090
	Grandblue Environment Co. Ltd., Class A	135,827	622,578
*	Grandjoy Holdings Group Co. Ltd., Class A	1,093,501	358,289
	Great Wall Motor Co. Ltd., Class H	9,423,750	10,812,845
*	Greattown Holdings Ltd., Class A	76,252	46,883
	Gree Electric Appliances, Inc. of Zhuhai, Class A	579,853	3,634,727
	Green Development Electricity Group of Tianjin Co. Ltd., Class A	617,105	709,705
#*	Greentown China Holdings Ltd.	7,098,000	6,444,386
#Ω	Greentown Management Holdings Co. Ltd.	2,361,000	538,973
	Greentown Service Group Co. Ltd.	9,380,000	5,197,211
	GRG Banking Equipment Co. Ltd., Class A	431,426	654,051
	GRG Metrology & Test Group Co. Ltd., Class A	304,100	764,799
	Grinm Advanced Materials Co. Ltd., Class A	65,000	339,572
	Guangdong Advertising Group Co. Ltd., Class A	251,200	252,964
	Guangdong Aofei Data Technology Co. Ltd., Class A	348,643	1,156,012
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	550,611	403,176
	Guangdong Construction Engineering Group Co. Ltd., Class A	1,533,000	754,278
		Shares	Value»
CHINA — (Continued)
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	361,828	$557,430
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	425,702	1,007,471
	Guangdong Dongpeng Holdings Co. Ltd., Class A	520,988	365,642
	Guangdong Dowstone Technology Co. Ltd., Class A	162,232	436,025
	Guangdong Electric Power Development Co. Ltd., Class A	340,900	282,995
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	565,816	793,232
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	232,200	1,689,244
	Guangdong Goworld Co. Ltd., Class A	343,600	639,536
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	74,264	93,302
	Guangdong Guanghua Sci-Tech Co. Ltd., Class A	113,700	351,454
	Guangdong Guangzhou Daily Media Co. Ltd., Class A	364,600	462,518
*	Guangdong Guanhao High-Tech Co. Ltd., Class A	581,404	285,475
	Guangdong Haid Group Co. Ltd., Class A	317,568	2,328,437
*	Guangdong HEC Technology Holding Co. Ltd., Class A	343,545	1,445,447
	Guangdong Hongda Holdings Group Co. Ltd., Class A	164,900	685,948
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	302,600	401,063

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Hoshion Industrial Aluminium Co. Ltd., Class A	128,600	$364,265
	Guangdong Huate Gas Co. Ltd., Class A	40,695	764,498
	Guangdong Investment Ltd.	8,822,000	9,520,552
	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	241,525	825,844
*	Guangdong Kinlong Hardware Products Co. Ltd., Class A	145,900	327,852
	Guangdong Lingxiao Pump Industry Co. Ltd., Class A	213,700	514,315
	Guangdong Marubi Biotechnology Co. Ltd., Class A	39,800	169,094
	Guangdong Provincial Expressway Development Co. Ltd., Class A	812,311	1,752,344
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	345,100	385,530
	Guangdong South New Media Co. Ltd., Class A	123,810	648,908
	Guangdong TCL Smart Home Appliances Co. Ltd.	663,700	1,041,450
	Guangdong Topstar Technology Co. Ltd., Class A	46,762	206,182
	Guangdong Vanward New Electric Co. Ltd., Class A	252,100	250,184
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	431,500	756,615
*	Guangdong Yowant Technology Group Co. Ltd., Class A	370,779	283,313
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	1,074,181	358,089
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	75,204	291,969
	Guanghui Energy Co. Ltd., Class A	2,456,214	1,990,750
		Shares	Value»
CHINA — (Continued)
*	Guanghui Logistics Co. Ltd., Class A	555,700	$363,840
	Guangshen Railway Co. Ltd., Class H	8,594,700	2,509,931
	Guangxi Energy Co. Ltd., Class A	408,800	265,799
	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	284,600	1,730,168
	Guangxi Liugong Machinery Co. Ltd., Class A	623,063	809,661
	Guangxi LiuYao Group Co. Ltd., Class A	179,000	418,238
	Guangxi Wuzhou Communications Co. Ltd., Class A	889,863	511,650
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd., Class A	95,100	210,141
*	Guangzhou Automobile Group Co. Ltd., Class H	10,447,690	3,131,719
	Guangzhou Baiyun International Airport Co. Ltd., Class A	669,826	787,276
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	1,308,000	2,660,785
	Guangzhou Development Group, Inc., Class A	541,900	513,848
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	92,700	823,599
	Guangzhou Haige Communications Group, Inc. Co., Class A	371,150	548,105
	Guangzhou Haoyang Electronic Co. Ltd., Class A	53,800	265,212
	Guangzhou KDT Machinery Group Co. Ltd., Class A	312,310	821,389
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	112,200	461,332

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangzhou Lingnan Group Holdings Co. Ltd., Class A	292,400	$398,924
*	Guangzhou Pearl River Piano Group Co. Ltd., Class A	313,900	201,863
	Guangzhou Port Co. Ltd., Class A	878,400	404,619
	Guangzhou Restaurant Group Co. Ltd., Class A	250,687	525,722
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	83,924	561,810
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	233,860	1,236,401
	Guangzhou Wondfo Biotech Co. Ltd., Class A	182,246	470,594
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	756,337	878,860
	Guangzhou Zhiguang Electric Co. Ltd., Class A	341,500	548,332
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	372,700	497,341
	Guilin Layn Natural Ingredients Corp., Class A	333,920	328,922
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	214,181	421,645
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	171,100	116,475
	Guizhou Chanhen Chemical Corp., Class A	240,300	1,228,428
	Guizhou Gas Group Corp. Ltd., Class A	854,160	781,554
	Guizhou Guihang Automotive Components Co. Ltd., Class A	167,500	279,279
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	1,159,872	849,845
	Guizhou Qianyuan Power Co. Ltd., Class A	125,200	373,608
		Shares	Value»
CHINA — (Continued)
	Guizhou Red Star Developing Co. Ltd., Class A	125,900	$503,037
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	132,700	201,985
	Guizhou Tyre Co. Ltd., Class A	709,236	459,282
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	762,697	337,920
*	Guizhou Zhenhua E-chem, Inc., Class A	174,026	267,120
*	Guizhou Zhongyida Co. Ltd., Class A	235,100	240,046
	Guocheng Mining Co. Ltd., Class A	17,700	73,046
	Guoguang Electric Co. Ltd., Class A	227,463	281,464
	Guolian Minsheng Securities Co. Ltd., Class H	160,000	81,588
	Guomai Technologies, Inc., Class A	399,254	410,760
#	Guoquan Food Shanghai Co. Ltd., Class H	1,519,600	393,270
	Guosen Securities Co. Ltd., Class A	764,897	1,168,496
*	Guosheng Securities, Inc., Class A	147,476	263,737
Ω	Guotai Haitong Securities Co. Ltd., Class H	5,041,280	9,605,514
	Guoyuan Securities Co. Ltd., Class A	543,545	591,175
#	Gushengtang Holdings Ltd.	625,000	2,347,951
	H World Group Ltd. (1179 HK)	1,236,100	5,251,346
#	H World Group Ltd. (HTHT US), ADR	395,705	16,892,646
#*Ω	Haichang Ocean Park Holdings Ltd.	2,807,000	137,668
#Ω	Haidilao International Holding Ltd.	4,744,000	7,177,630
	Haier Smart Home Co. Ltd. (600690 C1), Class A	914,762	3,140,301
	Haier Smart Home Co. Ltd. (6690 HK), Class H	7,980,999	23,007,897
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	154,524	243,580

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Haima Automobile Co. Ltd., Class A	264,500	$148,566
*	Hainan Drinda New Energy Technology Co. Ltd., Class A	84,900	506,344
*	Hainan Haide Capital Management Co. Ltd., Class A	871,739	796,916
*	Hainan Haiqi Transportation Group Co. Ltd., Class A	59,900	113,671
	Hainan Jinpan Smart Technology Co. Ltd., Class A	76,329	726,119
#*	Hainan Meilan International Airport Co. Ltd., Class H	1,303,000	901,739
	Hainan Mining Co. Ltd., Class A	377,100	509,662
	Hainan Strait Shipping Co. Ltd., Class A	1,108,500	1,104,321
	Haisco Pharmaceutical Group Co. Ltd., Class A	77,857	720,018
	Haitian International Holdings Ltd.	5,956,000	15,792,932
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	6,702,000	665,906
	Hand Enterprise Solutions Co. Ltd., Class A	230,834	573,442
	Hangcha Group Co. Ltd., Class A	583,556	2,427,410
*	Hangjin Technology Co. Ltd., Class A	119,900	223,039
	Hangxiao Steel Structure Co. Ltd., Class A	1,393,364	497,013
	Hangzhou Advance Gearbox Group Co. Ltd., Class A	167,000	318,582
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	579,099	796,599
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	53,000	2,034,980
	Hangzhou Dptech Technologies Co. Ltd., Class A	128,100	309,000
		Shares	Value»
CHINA — (Continued)
*	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	95,500	$188,749
	Hangzhou First Applied Material Co. Ltd., Class A	386,806	840,113
	Hangzhou GreatStar Industrial Co. Ltd.	226,600	1,004,032
	Hangzhou Greenda Electronic Materials Co. Ltd., Class A	50,200	222,466
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	100,761	360,563
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	73,173	503,661
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	220,728	287,555
	Hangzhou Iron & Steel Co., Class A	273,400	263,928
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	172,020	941,931
	Hangzhou Onechance Tech Corp., Class A	77,800	283,006
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	296,357	1,010,576
	Hangzhou Robam Appliances Co. Ltd., Class A	283,945	670,482
*Ω	Hangzhou SF Intra-City Industrial Co. Ltd., Class H	63,600	69,492
	Hangzhou Shunwang Technology Co. Ltd., Class A	211,300	563,737
	Hangzhou Silan Microelectronics Co. Ltd., Class A	116,400	486,070
	Hangzhou Sunrise Technology Co. Ltd., Class A	232,600	424,871
#Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	479,900	2,305,691
	Hangzhou Weiguang Electronic Co. Ltd., Class A	32,700	134,766

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hangzhou Zhongtai Cryogenic Technology Corp., Class A	168,300	$401,307
#*	Hanking Gold International Ltd.	4,405,000	1,468,893
Ω	Hansoh Pharmaceutical Group Co. Ltd.	1,960,000	8,025,206
	Hanwei Electronics Group Corp., Class A	59,100	287,748
	Haohua Chemical Science & Technology Co. Ltd., Class A	146,500	866,177
	Haosen Fintech Group Ltd.	48,000	13,588
*Ω	Harbin Bank Co. Ltd., Class H	5,782,000	228,863
	Harbin Boshi Automation Co. Ltd., Class A	361,366	716,946
	Harbin Electric Co. Ltd., Class H	4,808,587	9,666,571
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	655,407	1,057,942
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	1,138,900	481,159
*	Harbin Pharmaceutical Group Co. Ltd., Class A	1,667,136	1,454,812
	HBIS Resources Co. Ltd., Class A	258,700	562,991
*Ω	HBM Holdings Ltd.	2,099,000	3,259,815
	Health & Happiness H&H International Holdings Ltd.	1,075,500	2,090,064
*	Healthcare Co. Ltd., Class A	27,490	22,492
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	65,300	241,195
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	303,600	564,176
	Hebei Sinopack Electronic Technology Co. Ltd., Class A	37,520	524,556
		Shares	Value»
CHINA — (Continued)
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	268,134	$1,538,776
	Hefei Jianghang Aircraft Equipment Co. Ltd., Class A	146,056	226,889
	Hefei Meiya Optoelectronic Technology, Inc., Class A	259,310	607,818
	Hefei Urban Construction Development Co. Ltd., Class A	611,261	969,780
	Heilongjiang Agriculture Co. Ltd., Class A	379,800	694,384
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	359,500	328,860
	Helens International Holdings Co. Ltd.	42,500	9,567
	Hello Group, Inc., Sponsored ADR	954,978	5,720,318
*	Henan Dayou Energy Co. Ltd., Class A	77,100	63,736
	Henan Hengxing Science & Technology Co. Ltd., Class A	327,400	186,457
	Henan Liliang Diamond Co. Ltd., Class A	144,500	1,068,558
	Henan Lingrui Pharmaceutical Co., Class A	313,700	1,068,086
	Henan Mingtai Al Industrial Co. Ltd., Class A	423,300	1,057,497
	Henan Pinggao Electric Co. Ltd., Class A	379,900	1,110,499
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	774,392	2,994,147
	Henan Shijia Photons Technology Co. Ltd., Class A	36,251	483,590
	Henan Shuanghui Investment & Development Co. Ltd., Class A	565,143	2,176,084

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Henan Thinker Automatic Equipment Co. Ltd., Class A	253,100	$868,210
*	Henan Yicheng New Energy Co. Ltd., Class A	720,800	394,174
	Henan Yuguang Gold & Lead Co. Ltd., Class A	861,100	1,483,861
*	Henan Yuneng Holdings Co. Ltd., Class A	428,399	759,805
	Henan Zhongfu Industry Co. Ltd., Class A	1,500,100	1,502,408
	Henan Zhongyuan Expressway Co. Ltd., Class A	1,011,125	576,860
	Hengan International Group Co. Ltd.	3,663,622	11,557,129
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	537,630	1,654,867
	Hengdian Group Tospo Lighting Co. Ltd., Class A	173,400	488,907
	Hengli Petrochemical Co. Ltd., Class A	1,323,812	3,275,041
	Hengtong Logistics Co. Ltd., Class A	471,700	724,969
	Hengtong Optic-electric Co. Ltd., Class A	596,604	4,184,178
	Hengyi Petrochemical Co. Ltd., Class A	763,753	1,818,077
	Hesteel Co. Ltd., Class A	4,520,900	1,433,435
	Hexing Electrical Co. Ltd., Class A	213,410	852,707
	HG Technologies Co. Ltd., Class A	58,700	125,068
	Hgtech Co. Ltd., Class A	117,400	1,652,316
*	Hi Sun Technology China Ltd.	9,924,000	455,977
	Hichain Logistics Co. Ltd., Class A	192,080	409,886
*	Hiconics Eco-energy Technology Co. Ltd., Class A	56,300	44,583
	Hiecise Precision Equipment Co. Ltd., Class A	41,620	139,983
		Shares	Value»
CHINA — (Continued)
*	High Templar Tech Ltd., Sponsored ADR	493,140	$1,203,262
	Hisense Home Appliances Group Co. Ltd., Class H	2,814,000	8,435,914
	Hisense Visual Technology Co. Ltd., Class A	280,100	1,127,383
*	Hitevision Co. Ltd., Class A	107,300	501,992
	HitGen, Inc., Class A	68,617	279,825
	Hithink RoyalFlush Information Network Co. Ltd., Class A	85,702	2,983,830
	HLA Group Corp. Ltd., Class A	1,160,800	1,083,356
	HMT Xiamen New Technical Materials Co. Ltd., Class A	69,300	593,835
	HNA Technology Co. Ltd., Class A	647,471	296,210
*	Homeland Interactive Technology Ltd.	452,000	71,472
	Hongfa Technology Co. Ltd., Class A	241,270	1,269,534
*	Honghua Group Ltd.	8,847,000	147,116
	Hongli Zhihui Group Co. Ltd., Class A	328,600	322,245
*	Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou	704,900	301,718
	Hongrun Construction Group Co. Ltd., Class A	1,021,400	1,138,401
	Hongyuan Green Energy Co. Ltd., Class A	140,824	335,444
#*	Hopson Development Holdings Ltd.	8,046,052	2,708,556
#	Horizon Construction Development Ltd.	3,856,960	324,121
	Hoshine Silicon Industry Co. Ltd., Class A	61,800	306,416
*	Hoymiles Power Electronics, Inc., Class A	44,266	514,728
#*Ω	Hua Hong Grace Semiconductor Ltd.	1,962,000	31,974,840
	Huaan Securities Co. Ltd., Class A	895,240	1,012,376
	Huabao International Holdings Ltd.	481,000	200,054

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Huabao Technology Co. Ltd.	109,800	$216,722
*	Huachangda Intelligent Equipment Group Co. Ltd., Class A	270,600	149,795
	Huada Automotive Technology Corp. Ltd., Class A	86,300	479,276
	Huadian Heavy Industries Co. Ltd., Class A	626,000	563,487
#	Huadian Power International Corp. Ltd., Class H	6,446,000	3,417,656
	Huadong Medicine Co. Ltd., Class A	385,032	1,662,084
	Huafon Chemical Co. Ltd., Class A	1,098,591	1,785,745
	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	719,000	467,349
	Huafu Fashion Co. Ltd., Class A	797,350	441,651
	Huaibei Mining Holdings Co. Ltd., Class A	943,000	2,111,440
	Huaihe Energy Group Co. Ltd., Class A	1,770,000	914,585
*	Huakai Yibai Technology Co. Ltd., Class A	220,480	421,899
	Hualan Biological Engineering, Inc., Class A	278,360	554,421
	Huaming Power Equipment Co. Ltd., Class A	297,000	898,816
#	Huaneng Power International, Inc., Class H	10,330,000	7,938,705
	Huangshan Novel Co. Ltd., Class A	403,021	659,729
	Huangshan Tourism Development Co. Ltd., Class A	437,600	732,645
#*	Huanxi Media Group Ltd.	2,260,000	56,988
	Huapont Life Sciences Co. Ltd., Class A	801,223	525,578
#Ω	Huatai Securities Co. Ltd., Class H	3,175,800	6,846,105
	Huatu Cendes Co. Ltd., Class A	84,466	328,410
		Shares	Value»
CHINA — (Continued)
	Huaxi Securities Co. Ltd., Class A	461,800	$574,976
	Huaxia Bank Co. Ltd., Class A	2,003,788	2,069,924
	Huaxin Building Materials Group Co. Ltd. (600801 C1), Class A	130,724	432,031
	Huaxin Building Materials Group Co. Ltd. (6655 HK), Class H	1,774,400	3,358,316
	Huayu Automotive Systems Co. Ltd., Class A	762,531	1,903,795
*	Hubei Broadcasting & Television Information Network Co. Ltd., Class A	550,600	318,172
	Hubei Chutian Smart Communication Co. Ltd., Class A	1,442,816	754,563
	Hubei Dinglong Co. Ltd., Class A	104,300	1,059,800
	Hubei Energy Group Co. Ltd., Class A	904,500	632,510
*	Hubei Feilihua Quartz Glass Co. Ltd., Class A	31,800	342,997
	Hubei Huitian New Materials Co. Ltd., Class A	266,300	406,918
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	358,905	1,427,614
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	440,078	1,879,925
	Hubei Yihua Chemical Industry Co. Ltd., Class A	384,900	748,335
	Hubei Zhenhua Chemical Co. Ltd., Class A	397,180	1,831,052
	Huishang Bank Corp. Ltd., Class H	425,400	275,267
*	Huizhou CEE Technology, Inc., Class A	271,500	436,862
	Huizhou Desay Sv Automotive Co. Ltd., Class A	65,916	901,789
	Humanwell Healthcare Group Co. Ltd., Class A	42,800	113,572

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hunan Aihua Group Co. Ltd., Class A	203,422	$732,051
*	Hunan Corun New Energy Co. Ltd., Class A	318,900	239,580
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	1,195,500	533,386
*	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	915,100	766,553
	Hunan Gold Corp. Ltd., Class A	372,975	1,272,663
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	214,240	349,504
	Hunan Kaimeite Gases Co. Ltd., Class A	134,400	255,827
	Hunan Valin Steel Co. Ltd., Class A	2,057,400	1,199,748
	Hunan Zhongke Electric Co. Ltd., Class A	227,400	468,058
	Hundsun Technologies, Inc., Class A	107,129	363,876
#*	HUTCHMED China Ltd. 13 HK	1,394,000	3,151,540
#*	HUTCHMED China Ltd. HCM US, ADR	1,681	18,710
#	HUYA, Inc., ADR	548,794	1,344,545
*	Hybio Pharmaceutical Co. Ltd., Class A	27,900	87,116
#*Ω	Hygeia Healthcare Holdings Co. Ltd., Class C	2,009,000	2,550,338
	Hygon Information Technology Co. Ltd., Class A	19,849	814,437
*	Hytera Communications Corp. Ltd., Class A	281,902	343,533
*	HyUnion Holding Co. Ltd., Class A	528,600	457,648
*	IAT Automobile Technology Co. Ltd., Class A	237,200	371,476
#*Ω	iDreamSky Technology Holdings Ltd.	1,485,600	50,306
	IEIT Systems Co. Ltd., Class A	52,500	556,379
	Iflytek Co. Ltd., Class A	84,490	527,764
	IKD Co. Ltd., Class A	333,933	672,420
		Shares	Value»
CHINA — (Continued)
*Ω	IMAX China Holding, Inc.	918,900	$974,989
	Imeik Technology Development Co. Ltd., Class A	35,640	576,042
	Industrial & Commercial Bank of China Ltd., Class H	124,830,725	119,411,498
	Industrial Bank Co. Ltd., Class A	3,136,980	8,782,419
	Industrial Securities Co. Ltd., Class A	978,332	875,872
	INESA Intelligent Tech, Inc., Class A	44,000	115,212
	Infore Environment Technology Group Co. Ltd., Class A	821,342	955,576
#*Ω	Ingdan, Inc.	2,908,000	1,354,020
	Ingenic Semiconductor Co. Ltd., Class A	23,400	438,138
*	Inkeverse Group Ltd.	3,418,000	404,743
	INKON Life Technology Co. Ltd., Class A	379,800	416,531
	Inmyshow Digital Technology Group Co. Ltd., Class A	1,098,700	761,058
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,512,000	499,781
	Inner Mongolia Berun Chemical Co. Ltd., Class A	1,527,000	1,352,717
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	808,212	3,230,450
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	495,164	933,015
*	Inner Mongolia Furui Medical Science Co. Ltd., Class A	95,100	639,166
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,026,676	1,422,009
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	854,400	624,811
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	470,200	2,222,931

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,180,900	$4,738,192
*Ω	InnoCare Pharma Ltd., Class H	3,046,000	5,300,318
*Ω	Innovent Biologics, Inc.	677,500	7,481,083
	Innuovo Technology Co. Ltd., Class A	561,500	700,856
*	Insigma Technology Co. Ltd., Class A	383,800	401,048
#	Inspur Digital Enterprise Technology Ltd.	2,578,000	753,976
*	Inspur Software Co. Ltd., Class A	69,600	168,652
	Intco Medical Technology Co. Ltd., Class A	34,808	260,186
	Intron Technology Holdings Ltd.	1,848,000	326,039
#*	iQIYI, Inc., ADR	3,861,857	4,904,558
	iRay Group, Class A	47,849	595,553
*	IReader Technology Co. Ltd., Class A	83,200	273,968
	IRICO Display Devices Co. Ltd., Class A	1,076,600	1,241,248
*	J&T Global Express Ltd.	7,313,000	9,407,220
*	JA Solar Technology Co. Ltd., Class A	413,814	460,320
	Jade Bird Integrated Technologies Co. Ltd.	478,478	570,482
	Jafron Biomedical Co. Ltd., Class A	160,864	443,257
	Jangho Group Co. Ltd., Class A	935,300	1,197,057
	Jason Furniture Hangzhou Co. Ltd., Class A	244,957	913,965
	JC Finance & Tax Interconnect Holdings Ltd., Class A	275,300	292,624
	JCET Group Co. Ltd., Class A	410,206	3,981,954
	JCHX Mining Management Co. Ltd., Class A	148,800	1,639,507
*Ω	JD Health International, Inc.	1,966,700	9,896,860
*Ω	JD Logistics, Inc.	12,430,900	23,836,793
	JD.com, Inc. (9618 HK), Class A	5,259,892	86,525,077
		Shares	Value»
CHINA — (Continued)
	JD.com, Inc. (JD US), ADR	138	$4,555
*Ω	Jenscare Scientific Co. Ltd., Class H	16,800	15,032
*	JH Educational Technology, Inc.	668,000	63,822
*	Jia Yao Holdings Ltd.	326,000	930,731
	Jiajiayue Group Co. Ltd., Class A	324,101	460,098
	Jiang Su Suyan Jingshen Co. Ltd., Class A	481,400	670,574
	Jiangling Motors Corp. Ltd., Class A	363,025	914,971
*	Jiangsu Ankura Intelligent Power Co. Ltd., Class A	73,100	438,888
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	563,500	418,674
	Jiangsu Azure Corp., Class A	801,627	1,886,715
	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	36,930	143,016
	Jiangsu Bojun Industrial Technology Co. Ltd., Class A	233,135	634,327
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	44,800	901,658
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	1,121,900	518,277
	Jiangsu Changbao Steeltube Co. Ltd., Class A	510,200	468,858
	Jiangsu Changhai Composite Materials Co. Ltd., Class A	135,400	318,079
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	167,300	274,767
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	1,358,684	1,294,368
	Jiangsu Chint Power Technology Co. Ltd., Class A	124,400	373,610

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Cnano Technology Co. Ltd., Class A	35,584	$180,367
*	Jiangsu Dagang Co. Ltd., Class A	266,900	454,084
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	407,440	1,307,503
*	Jiangsu Eastern Shenghong Co. Ltd., Class A	662,174	1,153,880
	Jiangsu Etern Co. Ltd., Class A	119,600	565,860
	Jiangsu Expressway Co. Ltd., Class H	5,022,000	6,211,023
*	Jiangsu General Science Technology Co. Ltd., Class A	733,600	439,016
	Jiangsu Gian Technology Co. Ltd., Class A	84,900	408,328
	Jiangsu Guomao Reducer Co. Ltd., Class A	256,685	498,464
	Jiangsu Guotai International Group Co. Ltd., Class A	327,595	385,638
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	56,900	357,303
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	105,354	1,693,954
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	308,614	2,472,006
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	362,728	380,999
*	Jiangsu Hongtian Technology Co. Ltd., Class A	90,000	673,027
	Jiangsu Hoperun Software Co. Ltd., Class A	41,500	232,107
	Jiangsu Huachang Chemical Co. Ltd., Class A	387,200	316,651
	Jiangsu Huaxicun Co. Ltd., Class A	363,000	276,827
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	1,937,100	1,191,715
		Shares	Value»
CHINA — (Continued)
	Jiangsu Jibeier Pharmaceutical Co. Ltd., Class A	82,126	$296,062
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	202,437	697,130
	Jiangsu Jiuding New Material Co. Ltd.	245,100	278,398
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	262,280	500,739
	Jiangsu King's Luck Brewery JSC Ltd., Class A	270,701	1,150,831
	Jiangsu Leili Motor Co. Ltd., Class A	95,687	383,265
	Jiangsu Lianyungang Port Co. Ltd., Class A	867,100	562,748
	Jiangsu Lihua Foods Group Co. Ltd.	254,160	717,893
	Jiangsu Linyang Energy Co. Ltd., Class A	1,001,800	856,076
*	Jiangsu Lopal Tech Group Co. Ltd., Class A	239,000	661,855
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	124,560	891,201
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	260,900	855,005
	Jiangsu Olive Sensors High-Tech Co. Ltd., Class A	447,200	419,840
	Jiangsu Pacific Precision Forging Co. Ltd., Class A	263,400	385,397
	Jiangsu Pacific Quartz Co. Ltd., Class A	90,350	561,263
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	434,200	644,488
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	608,000	738,319
	Jiangsu Rainbow Heavy Industries Co. Ltd., Class A	399,400	306,894
	Jiangsu Rongtai Industry Co. Ltd., Class A	134,490	462,794

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Shagang Co. Ltd., Class A	170,032	$94,251
	Jiangsu Shemar Electric Co. Ltd., Class A	168,100	1,050,230
	Jiangsu Shentong Valve Co. Ltd., Class A	295,702	555,419
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	438,400	590,241
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	213,556	1,317,468
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 CH), Class A	64,601	398,536
	Jiangsu Soho High Hope Group Corp., Class A	1,061,400	366,638
*	Jiangsu Sopo Chemical Co., Class A	430,716	418,335
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	1,588,730	1,038,671
	Jiangsu ToLand Alloy Co. Ltd., Class A	128,170	526,706
	Jiangsu Transimage Technology Co. Ltd., Class A	109,200	241,476
	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	218,120	1,246,033
	Jiangsu Yanghe Distillery Co. Ltd., Class A	117,258	745,100
	Jiangsu Yangnong Chemical Co. Ltd., Class A	121,390	1,017,585
*	Jiangsu Yinhe Electronics Co. Ltd., Class A	424,700	326,901
	Jiangsu Yoke Technology Co. Ltd., Class A	52,300	1,036,567
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	192,674	802,146
		Shares	Value»
CHINA — (Continued)
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	1,335,271	$906,384
	Jiangsu Zhongtian Technology Co. Ltd., Class A	529,706	2,230,099
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	2,694,452	1,062,158
*	Jiangsu Zongyi Co. Ltd., Class A	486,000	361,748
	Jiangxi Bank Co. Ltd., Class H	853,000	65,253
	Jiangxi Copper Co. Ltd., Class H	6,085,000	27,378,883
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	245,900	596,316
	Jiangxi Ganneng Co. Ltd., Class A	285,600	459,203
	Jiangxi Ganyue Expressway Co. Ltd., Class A	770,500	472,528
	Jiangxi Guotai Group Co. Ltd., Class A	307,700	518,084
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	229,700	331,879
*	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd., Class A	113,600	431,582
*	Jiangxi Rimag Group Co. Ltd., Class H	790,000	467,117
*	Jiangxi Special Electric Motor Co. Ltd., Class A	150,300	182,649
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	162,143	516,361
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	297,800	361,518
	Jiangyin Hengrun Heavy Industries Co. Ltd., Class A	192,300	432,967
	Jiangyin Jianghua Microelectronics Materials Co. Ltd., Class A	149,600	620,105
*	Jiangyin Zhongnan Heavy Industries Co. Ltd., Class A	835,100	354,906

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jianmin Pharmaceutical Group Co. Ltd., Class A	67,900	$283,858
*	Jianshe Industry Group Yunnan Co. Ltd., Class A	89,200	256,665
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	777,790	1,280,370
	Jiayin Group, Inc., ADR	8,499	18,358
	Jiayou International Logistics Co. Ltd., Class A	664,685	1,280,798
	Jiaze Renewables Co. Ltd.	475,100	325,381
*	Jihua Group Corp. Ltd., Class A	846,300	225,454
*	Jilin Chemical Fibre, Class A	1,293,000	721,346
	Jilin OLED Material Tech Co. Ltd., Class A	10,752	56,644
*	Jilin Quanyangquan Co. Ltd., Class A	163,500	176,811
*††	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	244,700	0
	Jinbei Automotive Co. Ltd., Class A	580,200	283,647
#*	Jinchuan Group International Resources Co. Ltd.	17,701,000	22,571
	Jinduicheng Molybdenum Co. Ltd., Class A	1,186,700	3,682,954
	Jinghua Pharmaceutical Group Co. Ltd., Class A	374,300	373,610
	Jingjin Equipment, Inc., Class A	322,280	640,435
	Jinhong Gas Co. Ltd., Class A	266,229	1,024,509
	Jinhui Liquor Co. Ltd., Class A	196,000	482,640
#	JinkoSolar Holding Co. Ltd., ADR	300,963	4,556,580
	Jinlei Technology Co. Ltd., Class A	144,200	457,959
	Jinlongyu Group Co. Ltd., Class A	141,100	472,236
		Shares	Value»
CHINA — (Continued)
	Jinmao Property Services Co. Ltd.	985,664	$291,713
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	241,600	588,670
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	1,055,100	571,739
	Jinneng Science&Technology Co. Ltd., Class A	331,459	219,993
#Ω	Jinxin Fertility Group Ltd.	11,561,500	3,195,763
	Jinyu Bio-Technology Co. Ltd., Class A	392,300	734,342
	Jinzai Food Group Co. Ltd., Class A	201,200	323,701
	JiuGui Liquor Co. Ltd., Class A	8,600	53,296
#Ω	Jiumaojiu International Holdings Ltd.	7,333,000	1,142,495
	Jiuzhitang Co. Ltd., Class A	323,727	434,477
	Jizhong Energy Resources Co. Ltd., Class A	1,088,120	764,360
	JL Mag Rare-Earth Co. Ltd. (300748 C2), Class A	209,387	793,277
#	JL Mag Rare-Earth Co. Ltd. (6680 HK), Class H	117,600	246,222
	JNBY Design Ltd.	1,738,000	4,595,384
	Joinn Laboratories China Co. Ltd., Class A	184,104	1,131,491
#Ω	Joinn Laboratories China Co. Ltd., Class H	438,600	1,243,006
	Jointo Energy Investment Co. Ltd. Hebei, Class A	610,000	770,914
	Jointown Pharmaceutical Group Co. Ltd., Class A	923,602	704,656
	Jones Tech PLC, Class A	81,200	519,550
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	150,778	453,790
	Joyoung Co. Ltd., Class A	244,634	328,929

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	JOYY, Inc., ADR	14,144	$1,040,574
#*Ω	JS Global Lifestyle Co. Ltd.	4,582,500	821,681
	JSTI Group, Class A	513,700	427,535
#*	Ju Teng International Holdings Ltd.	5,660,090	2,132,525
*	Juewei Food Co. Ltd., Class A	198,999	318,050
	Juneyao Airlines Co. Ltd., Class A	518,800	851,961
*	Jushri Technologies, Inc., Class A	19,000	81,672
	Jutal Offshore Oil Services Ltd.	1,587,666	91,951
	Jutze Intelligent Technology Co. Ltd., Class A	53,700	162,302
*Ω	JW Cayman Therapeutics Co. Ltd.	528,500	108,198
	Kailuan Energy Chemical Co. Ltd., Class A	650,800	548,636
	Kaishan Group Co. Ltd., Class A	483,400	1,230,318
	Kanzhun Ltd.	4,900	39,425
*	KBC Corp. Ltd., Class A	76,143	284,995
	KE Holdings, Inc., Class A	1,716,900	9,629,921
	Keboda Technology Co. Ltd., Class A	59,300	372,133
	Keda Industrial Group Co. Ltd., Class A	688,100	1,679,903
	KEDE Numerical Control Co. Ltd., Class A	43,353	348,608
*	Keep, Inc.	421,500	99,075
	Keeson Technology Corp. Ltd., Class A	189,002	368,100
	Kehua Data Co. Ltd., Class A	176,262	748,862
	Keli Motor Group Co. Ltd., Class A	125,260	175,890
	Keli Sensing Technology Ningbo Co. Ltd., Class A	26,200	195,931
	Keshun Waterproof Technologies Co. Ltd., Class A	370,200	267,870
	Kidswant Digital Technology Co. Ltd., Class A	654,997	732,630
	Kinco Automation Shanghai Co. Ltd., Class A	8,195	133,145
		Shares	Value»
CHINA — (Continued)
	Kinetic Development Group Ltd.	15,672,000	$3,379,362
	Kingboard Holdings Ltd.	5,236,666	26,188,562
#	Kingboard Laminates Holdings Ltd.	8,013,484	29,853,055
*	KingClean Electric Co. Ltd., Class A	165,668	684,154
*	Kingdee International Software Group Co. Ltd.	3,685,000	3,960,246
	Kingfa Sci & Tech Co. Ltd., Class A	860,790	1,971,218
	Kingnet Network Co. Ltd., Class A	543,300	1,381,979
	Kingsemi Co. Ltd., Class A	7,417	321,776
*	Kingsignal Technology Co. Ltd., Class A	54,200	86,672
*	Kingsoft Cloud Holdings Ltd.	2,490,000	1,858,920
	Kingsoft Corp. Ltd.	3,643,800	12,501,262
	Konfoong Materials International Co. Ltd., Class A	33,959	1,021,745
	KPC Pharmaceuticals, Inc., Class A	299,896	403,056
	Kuaijishan Shaoxing Wine Co. Ltd., Class A	265,300	592,624
Ω	Kuaishou Technology	10,692,500	59,548,052
	Kuangda Technology Group Co. Ltd., Class A	971,500	761,594
	Kunlun Energy Co. Ltd.	26,124,000	24,160,066
*	Kunlun Tech Co. Ltd., Class A	72,900	465,484
	Kunshan Dongwei Technology Co. Ltd., Class A	14,110	106,971
	Kunshan Huguang Auto Harness Co. Ltd., Class A	80,900	209,149
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	130,820	880,063
	Kweichow Moutai Co. Ltd., Class A	205,774	41,143,805
	KWG Group Holdings Ltd. (1813 H1)	263,500	3,293
*	KWG Group Holdings Ltd. (1813 HK)	8,184,144	102,104
*	Kyland Technology Co. Ltd., Class A	154,400	402,965

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Lakala Payment Co. Ltd., Class A	241,175	$572,325
	Lancy Co. Ltd., Class A	243,100	532,713
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	515,398	532,271
	Lao Feng Xiang Co. Ltd., Class A	88,980	475,218
	Laobaixing Pharmacy Chain JSC, Class A	418,768	794,668
	Launch Tech Co. Ltd., Class H	739,000	650,436
	LB Group Co. Ltd., Class A	458,185	1,110,363
	LC Logistics, Inc.	37,300	25,154
	Leader Harmonious Drive Systems Co. Ltd., Class A	2,088	94,017
	Lee & Man Chemical Co. Ltd.	1,679,339	1,011,500
	Lee & Man Paper Manufacturing Ltd.	7,639,200	3,910,946
	Lee's Pharmaceutical Holdings Ltd.	2,451,000	335,196
Ω	Legend Holdings Corp., Class H	4,653,800	7,791,016
	Lenovo Group Ltd.	38,084,000	116,468,209
	Lens Technology Co. Ltd., Class A	931,028	4,341,657
	Leo Group Co. Ltd., Class A	776,100	532,866
*	Leoch International Technology Ltd.	769,000	92,154
	Lepu Medical Technology Beijing Co. Ltd., Class A	244,230	472,132
	Leshan Giantstar Farming & Husbandry Corp. Ltd., Class A	334,800	723,377
	Levima Advanced Materials Corp., Class A	162,100	450,467
#	LexinFintech Holdings Ltd., ADR	728,159	1,063,112
	Leyard Optoelectronic Co. Ltd., Class A	504,750	401,228
#*	Li Auto, Inc. (2015 HK), Class A	2,349,100	15,998,886
	Li Ning Co. Ltd.	13,412,583	25,910,698
	Lianhe Chemical Technology Co. Ltd., Class A	494,797	1,104,633
		Shares	Value»
CHINA — (Continued)
*	Lianlian DigiTech Co. Ltd., Class H	230,000	$121,298
*	Liao Ning Oxiranchem, Inc. (300082 C2), Class A	100	112
*	Liao Ning Oxiranchem, Inc. (300082 CH), Class A	224,600	251,711
	Liaoning Chengda Biotechnology Co. Ltd., Class A	50,092	148,332
	Liaoning Energy Industry Co. Ltd., Class A	510,500	246,283
	Liaoning Port Co. Ltd., Class H	1,864,000	171,049
	Lier Chemical Co. Ltd., Class A	432,880	1,018,036
	Lifestyle China Group Ltd.	1,877,500	144,288
#*	Lifetech Scientific Corp.	17,778,000	3,333,343
	Lijiang Yulong Tourism Co. Ltd., Class A	271,720	349,215
	Lily Group Co. Ltd., Class A	153,700	1,066,452
*	Linewell Software Co. Ltd., Class A	195,100	194,640
#	Lingbao Gold Group Co. Ltd., Class H	2,940,000	7,232,043
	Lingyi iTech Guangdong Co., Class A	1,577,100	2,888,114
Ω	Linklogis, Inc., Class B	4,666,000	1,209,304
	Liuzhou Iron & Steel Co. Ltd., Class A	782,917	478,148
#	Livzon Pharmaceutical Group, Inc., Class H	1,266,017	4,192,787
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	259,640	730,456
#	LK Technology Holdings Ltd.	2,755,000	517,173
	Loncin Motor Co. Ltd., Class A	639,729	1,392,863
#Ω	Longfor Group Holdings Ltd.	11,361,339	9,942,880
	Longhua Technology Group Luoyang Co. Ltd., Class A	438,831	549,286

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	LONGi Green Energy Technology Co. Ltd., Class A	564,715	$1,086,419
	Longshine Technology Group Co. Ltd., Class A	244,551	401,719
	Longyan Zhuoyue New Energy Co. Ltd., Class A	41,035	204,339
	Lonking Holdings Ltd.	15,402,000	6,125,481
	Lontium Semiconductor Corp., Class A	33,649	209,798
*	Lotus Holdings Co. Ltd.	584,400	704,665
	Lucky Harvest Co. Ltd., Class A	150,410	647,442
	Luenmei Quantum Co. Ltd., Class A	445,905	386,238
#*††	Lumena Newmat	391,649	0
	Luolai Lifestyle Technology Co. Ltd., Class A	114,100	188,442
	Luoniushan Co. Ltd., Class A	456,300	355,548
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	207,390	900,312
	Lushang Freda Pharmaceutical Co. Ltd., Class A	418,100	345,893
	Luxi Chemical Group Co. Ltd., Class A	700,100	1,310,045
	Luxshare Precision Industry Co. Ltd., Class A	1,375,261	11,719,710
	Luyang Energy-Saving Materials Co. Ltd.	210,950	227,458
#*Ω	Luye Pharma Group Ltd.	13,053,000	3,386,264
	Luzhou Laojiao Co. Ltd., Class A	274,847	3,700,357
#	Lygend Resources & Technology Co. Ltd.-H, Class H	198,600	335,211
*	Maanshan Iron & Steel Co. Ltd., Class H	8,416,177	1,835,669
*	Maccura Biotechnology Co. Ltd., Class A	237,973	320,635
*	Malion New Materials Co. Ltd., Class A	183,150	204,992
	Mango Excellent Media Co. Ltd., Class A	528,297	1,280,903
		Shares	Value»
CHINA — (Continued)
#Ω	Maoyan Entertainment	2,093,759	$1,207,387
*	Maoye Commercial Co. Ltd., Class A	361,000	205,237
*	Maxscend Microelectronics Co. Ltd., Class A	30,388	305,075
	Maxvision Technology Corp., Class A	101,500	608,391
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	173,200	641,712
Ω	Medlive Technology Co. Ltd.	555,000	552,045
	Mehow Innovative Ltd., Class A	344,932	806,099
	MeiG Smart Technology Co. Ltd., Class A	36,600	190,639
	Meihua Holdings Group Co. Ltd., Class A	785,600	945,216
	Meilleure Health International Industry Group Ltd.	420,000	13,236
	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	922,200	652,577
#Ω	Meitu, Inc.	9,430,500	5,698,341
*Ω	Meituan, Class B	2,972,160	35,090,737
	Mesnac Co. Ltd., Class A	466,700	400,477
#	Metallurgical Corp. of China Ltd., Class H	10,926,000	2,090,960
*	M-Grass Ecology & Environment Group Co. Ltd., Class A	645,623	279,074
*Ω	Microport Cardioflow Medtech Corp.	272,200	38,519
#	MicroPort NeuroScientific Corp.	44,201	50,383
*	Microport Scientific Corp.	2,232,200	1,913,584
	Micro-Tech Nanjing Co. Ltd., Class A	75,463	814,740
	Midea Group Co. Ltd. 000333 C2, Class A	1,183,746	15,364,251
	Midea Group Co. Ltd. 300 HK, Class H	65,900	834,938
#Ω	Midea Real Estate Holding Ltd.	2,190,200	837,668

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	99,400	$862,381
	Min Xin Holdings Ltd.	742,000	286,489
	Ming Yang Smart Energy Group Ltd., Class A	271,916	448,408
	Ming Yuan Cloud Group Holdings Ltd.	3,667,000	625,994
*	Mingfa Group International Co. Ltd.	311,000	3,313
#	MINISO Group Holding Ltd.	1,794,200	5,858,333
	Minmetals Development Co. Ltd., Class A	779,000	1,107,743
	Minth Group Ltd.	6,563,000	23,248,225
*	Miracle Automation Engineering Co. Ltd., Class A	77,100	188,630
	Miracll Chemicals Co. Ltd., Class A	38,575	72,537
	Mloptic Corp., Class A	2,729	127,968
*	MLS Co. Ltd., Class A	506,100	763,792
#*	MMG Ltd.	42,530,799	45,643,903
*Ω	Mobvista, Inc.	3,069,000	4,379,277
	Monalisa Group Co. Ltd., Class A	55,155	74,860
	Montage Technology Co. Ltd., Class A	15,822	479,586
	Moon Environment Technology Co. Ltd., Class A	432,590	2,259,042
#	Morimatsu International Holdings Co. Ltd.	1,557,000	1,303,960
	Motic Xiamen Electric Group Co. Ltd., Class A	168,800	332,989
*	Mount Everest Gold Group Co. Ltd.	1,563,000	355,873
	Muyuan Foods Group Co. Ltd., Class A	1,170,877	6,808,505
	MYS Group Co. Ltd., Class A	739,200	501,807
	Nancal Technology Co. Ltd., Class A	79,884	476,194
	Nanfang Pump Industry Co. Ltd., Class A	1,112,700	696,571
		Shares	Value»
CHINA — (Continued)
*	Nanhua Futures Co. Ltd., Class A	466,400	$1,203,614
	NanJi E-Commerce Co. Ltd., Class A	973,050	447,068
	Nanjing Cosmos Chemical Co. Ltd., Class A	209,180	345,140
	Nanjing Hanrui Cobalt Co. Ltd., Class A	115,220	580,372
	Nanjing Iron & Steel Co. Ltd., Class A	2,527,900	1,882,638
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	309,728	371,199
	Nanjing Pharmaceutical Group Co. Ltd.	1,077,100	808,824
	Nanjing Securities Co. Ltd., Class A	534,160	541,548
	Nanjing Tanker Corp., Class A	1,500,600	809,598
*	Nanjing Xinjiekou Department Store Co. Ltd., Class A	169,348	141,165
	Nantong Jianghai Capacitor Co. Ltd., Class A	304,400	2,642,555
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	211,800	662,404
	NARI Technology Co. Ltd., Class A	899,226	3,241,230
*	National Silicon Industry Group Co. Ltd., Class A	39,130	135,962
	Natural Food International Holding Ltd.	494,000	98,818
	NAURA Technology Group Co. Ltd., Class A	51,030	5,184,290
*	NavInfo Co. Ltd., Class A	331,600	328,085
	NBTM New Materials Group Co. Ltd., Class A	282,400	1,107,774
#	NetDragon Websoft Holdings Ltd.	1,716,500	1,764,254
*Ω	NetEase Cloud Music, Inc.	188,500	3,070,700
	NetEase, Inc. (9999 HK)	3,062,200	81,473,540
	NetEase, Inc. (NTES US), ADR	125,788	16,763,767

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Neusoft Corp., Class A	474,000	$593,166
	Neutech Group Ltd.	238,400	64,479
	New China Life Insurance Co. Ltd., Class H	4,743,600	29,250,611
	New Guomai Digital Culture Co. Ltd., Class A	295,400	477,009
	New Hope Dairy Co. Ltd., Class A	280,100	757,343
*	New Hope Liuhe Co. Ltd., Class A	540,732	560,730
	New Trend International Logis-Tech Co. Ltd., Class A	281,337	295,226
	Neway Valve Suzhou Co. Ltd., Class A	242,900	1,642,083
#*	Newborn Town, Inc.	2,432,000	2,529,366
	Newland Digital Technology Co. Ltd., Class A	317,789	885,694
	Nexteer Automotive Group Ltd.	6,215,000	3,329,204
*	Nine Dragons Paper Holdings Ltd.	11,934,000	11,500,489
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	141,900	146,806
	Ningbo Boway Alloy Material Co. Ltd., Class A	288,700	712,859
*	Ningbo Changhong Polymer Scientific & Technical, Inc., Class A	69,300	121,223
	Ningbo Deye Technology Co. Ltd., Class A	74,143	899,402
	Ningbo Exciton Technology Co. Ltd., Class A	111,563	358,975
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	161,800	458,231
	Ningbo Huaxiang Electronic Co. Ltd., Class A	547,900	1,519,409
	Ningbo Jifeng Auto Parts Co. Ltd., Class A	323,300	629,853
	Ningbo Jintian Copper Group Co. Ltd., Class A	1,142,700	1,662,581
		Shares	Value»
CHINA — (Continued)
	Ningbo Joyson Electronic Corp., Class A	439,731	$1,340,113
	Ningbo Kbe Electrical Technology Co. Ltd., Class A	73,400	360,835
	Ningbo Orient Wires & Cables Co. Ltd., Class A	122,588	747,087
	Ningbo Peacebird Fashion Co. Ltd., Class A	264,500	526,334
*	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	196,256	813,288
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	375,058	921,278
*	Ningbo Shanshan Co. Ltd., Class A	300,500	567,031
*	Ningbo Solartron Technology Co. Ltd., Class A	89,460	154,833
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	122,000	467,838
	Ningbo Tuopu Group Co. Ltd., Class A	234,476	1,618,090
	Ningbo Xusheng Group Co. Ltd., Class A	221,840	374,323
	Ningbo Yongxin Optics Co. Ltd., Class A	28,200	367,751
	Ningbo Yunsheng Co. Ltd., Class A	317,800	516,295
	Ningbo Zhoushan Port Co. Ltd., Class A	1,013,670	522,502
	Ningxia Baofeng Energy Group Co. Ltd., Class A	1,472,700	5,071,138
	Ningxia Building Materials Group Co. Ltd., Class A	194,600	377,047
	Ningxia Orient Tantalum Industry Co. Ltd., Class A	95,600	619,871
	Ningxia Western Venture Industrial Co. Ltd., Class A	577,600	316,641
*	NIO, Inc., Class A	350,800	1,721,320
#*	Niu Technologies, Sponsored ADR	207,906	538,477
	NKY Medical Holdings Ltd., Class A	309,540	566,133
	Noah Holdings Ltd., Sponsored ADR	65,324	551,988

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Nongfu Spring Co. Ltd., Class H	4,826,200	$26,877,128
	Norinco International Cooperation Ltd., Class A	695,673	957,999
	North Chemical Industries Co. Ltd., Class A	211,000	616,352
	North China Pharmaceutical Co. Ltd., Class A	1,000,800	714,818
	North Copper Co. Ltd., Class A	412,200	818,895
*	North Huajin Chemical Industries Co. Ltd., Class A	607,512	416,184
	North Industries Group Red Arrow Co. Ltd., Class A	221,365	471,890
	Northeast Pharmaceutical Group Co. Ltd., Class A	1,255,891	852,460
	Northeast Securities Co. Ltd., Class A	661,227	793,901
	Northking Information Technology Co. Ltd., Class A	410,287	693,048
#*	NovaBridge Biosciences, ADR	20,035	32,056
	Novoray Corp., Class A	85,762	1,364,019
*	NSFOCUS Technologies Group Co. Ltd., Class A	269,270	298,445
*	Nuode New Materials Co. Ltd., Class A	820,000	990,602
	NYOCOR Co. Ltd., Class A	556,700	529,965
#*Ω	Ocumension Therapeutics	939,000	605,988
*	Offcn Education Technology Co. Ltd., Class A	933,600	291,787
	Offshore Oil Engineering Co. Ltd., Class A	1,225,122	1,037,729
*	OFILM Group Co. Ltd., Class A	497,000	531,363
	Olympic Circuit Technology Co. Ltd., Class A	170,280	793,632
	OmniVision Integrated Circuits Group, Inc.	25,488	334,360
#	Onewo, Inc., Class H	1,018,300	2,188,751
		Shares	Value»
CHINA — (Continued)
	Oppein Home Group, Inc., Class A	120,890	$623,232
	Opple Lighting Co. Ltd., Class A	219,221	563,466
	OPT Machine Vision Tech Co. Ltd., Class A	27,367	421,020
	ORG Technology Co. Ltd., Class A	1,383,000	1,012,458
	Orient International Enterprise Ltd., Class A	427,567	398,207
	Orient Overseas International Ltd.	591,000	11,556,762
Ω	Orient Securities Co. Ltd., Class H	2,234,400	1,630,169
*	Oriental Energy Co. Ltd., Class A	640,229	533,699
*	Ourpalm Co. Ltd., Class A	909,500	589,533
	Ovctek China, Inc., Class A	295,040	501,363
*	Pacific Securities Co. Ltd., Class A	590,900	303,057
*	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	380,463	587,890
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	1,973,031	900,645
*	Pantum Technology Co. Ltd.	191,328	481,927
	PCI Technology Group Co. Ltd., Class A	845,380	608,927
*	PDD Holdings, Inc., ADR	1,069,453	94,710,758
#*Ω	Peijia Medical Ltd.	1,399,000	715,119
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	3,368,870	0
	People.cn Co. Ltd., Class A	77,800	194,245
	People's Insurance Co. Group of China Ltd. , Class H	25,595,000	17,793,473
*	Perennial Energy Holdings Ltd.	815,000	85,149
	Perfect World Co. Ltd., Class A	199,800	324,459
	Persistence Gold Group Ltd.	90,000	8,889
	PetroChina Co. Ltd., Class H	96,738,000	123,095,145

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	PharmaBlock Sciences Nanjing, Inc., Class A	109,500	$593,904
Ω	Pharmaron Beijing Co. Ltd., Class H	1,379,950	4,038,804
*	Phenix Optical Co. Ltd., Class A	94,200	210,006
	PhiChem Corp., Class A	249,005	1,162,008
	PICC Property & Casualty Co. Ltd., Class H	19,579,398	40,863,095
	Ping An Bank Co. Ltd., Class A	2,912,901	5,019,849
#*Ω	Ping An Healthcare & Technology Co. Ltd.	6,598,205	6,588,260
#	Ping An Insurance Group Co. of China Ltd., Class H	22,478,000	167,927,975
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	1,093,338	1,295,799
*	PNC Process Systems Co. Ltd., Class A	177,720	569,905
	POCO Holding Co. Ltd., Class A	60,004	516,567
*	Polaris Bay Group Co. Ltd., Class A	1,212,200	1,077,324
	Poly Developments & Holdings Group Co. Ltd., Class A	881,305	689,580
	Poly Property Group Co. Ltd.	10,602,987	2,056,019
	Poly Property Services Co. Ltd., Class H	891,400	3,194,740
*	Pony Testing International Group Co. Ltd., Class A	215,470	224,993
#Ω	Pop Mart International Group Ltd.	2,162,600	44,877,390
	Porton Pharma Solutions Ltd., Class A	334,300	768,493
Ω	Postal Savings Bank of China Co. Ltd., Class H	23,490,000	15,214,304
	Pou Sheng International Holdings Ltd.	16,009,609	654,433
	Power Construction Corp. of China Ltd., Class A	2,700,800	1,956,100
		Shares	Value»
CHINA — (Continued)
	Precision Tsugami China Corp. Ltd.	104,500	$691,573
	Prinx Chengshan Holdings Ltd.	701,500	598,301
*	Productive Technologies Co. Ltd.	1,154,000	31,915
	Pulike Biological Engineering, Inc., Class A	155,600	239,563
	PW Medtech Group Ltd.	3,135,000	403,174
	Pylon Technologies Co. Ltd., Class A	47,325	305,424
	Q Technology Group Co. Ltd.	2,869,000	2,515,088
	Qfin Holdings, Inc., ADR	832,473	11,554,725
*	Qi An Xin Technology Group, Inc., Class A	70,001	281,627
	Qianhe Condiment & Food Co. Ltd., Class A	388,719	455,547
	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	445,000	636,984
*	Qingdao Citymedia Co. Ltd., Class A	274,733	205,713
	Qingdao East Steel Tower Stock Co. Ltd., Class A	387,075	1,075,919
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	188,801	290,076
*	Qingdao Gaoce Technology Co. Ltd., Class A	360,099	429,793
	Qingdao Gon Technology Co. Ltd., Class A	185,148	1,286,034
	Qingdao Haier Biomedical Co. Ltd., Class A	213,032	890,391
	Qingdao Hanhe Cable Co. Ltd., Class A	748,992	755,119
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	172,240	316,905
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	35,140	413,989

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Qingdao NovelBeam Technology Co. Ltd., Class A	39,179	$396,580
Ω	Qingdao Port International Co. Ltd., Class H	2,642,000	2,397,242
	Qingdao Rural Commercial Bank Corp., Class A	1,531,267	719,469
	Qingdao Sentury Tire Co. Ltd., Class A	287,460	629,171
	Qingdao TGOOD Electric Co. Ltd., Class A	164,900	854,767
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd., Class A	189,900	193,809
*	Qinghai Salt Lake Industry Co. Ltd., Class A	999,300	4,034,358
*	Qingling Motors Co. Ltd., Class H	4,310,000	338,860
#	Qinhuangdao Port Co. Ltd., Class H	4,698,000	1,409,153
*	QuakeSafe Technologies Co. Ltd., Class A	95,800	225,139
	QuantumCTek Co. Ltd., Class A	2,968	168,945
	Queclink Wireless Solutions Co. Ltd., Class A	146,350	223,242
	Quectel Wireless Solutions Co. Ltd., Class A	97,487	653,462
	Quick Intelligent Equipment Co. Ltd., Class A	163,930	899,230
*	Quzhou DFP New Material Group Co. Ltd.	789,800	385,066
#*	Radiance Holdings Group Co. Ltd.	2,385,000	307,370
	Rainbow Digital Commercial Co. Ltd., Class A	618,394	418,401
	Range Intelligent Computing Technology Group Co. Ltd., Class A	50,700	474,653
	Rastar Group, Class A	246,000	173,243
	Rayhoo Motor Dies Co. Ltd., Class A	105,944	414,584
		Shares	Value»
CHINA — (Continued)
	Raytron Technology Co. Ltd., Class A	36,484	$763,498
	Realcan Pharmaceutical Group Co. Ltd., Class A	596,400	242,792
	Red Avenue New Materials Group Co. Ltd., Class A	61,900	496,907
#*Ω	Red Star Macalline Group Corp. Ltd., Class H	2,280,114	309,139
	Renhe Pharmacy Co. Ltd., Class A	630,400	506,965
*	REPT BATTERO Energy Co. Ltd., Class H	35,600	48,927
	Rianlon Corp., Class A	142,100	793,244
	Richinfo Technology Co. Ltd., Class A	118,700	354,858
*	Risen Energy Co. Ltd., Class A	401,901	564,180
	Riyue Heavy Industry Co. Ltd., Class A	312,825	473,017
	Rizhao Port Co. Ltd., Class A	3,046,500	1,254,954
	RoboTechnik Intelligent Technology Co. Ltd., Class A	2,860	175,917
	Rockchip Electronics Co. Ltd., Class A	25,200	702,144
*	RongFa Nuclear Equipment Co. Ltd., Class A	776,300	659,126
	Rongsheng Petrochemical Co. Ltd., Class A	1,830,978	3,353,827
*	Roshow Technology Co. Ltd., Class A	423,700	382,595
	Ruida Futures Co. Ltd., Class A	196,651	573,650
	Runjian Co. Ltd., Class A	124,963	888,366
*	Ruyi Film Entertainment Co. Ltd., Class A	432,300	556,551
	Sailun Group Co. Ltd., Class A	880,500	1,847,343
*	Sanan Optoelectronics Co. Ltd., Class A	452,500	820,758
	Sanchuan Wisdom Technology Co. Ltd., Class A	354,300	259,837

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sangfor Technologies, Inc., Class A	18,772	$335,943
	Sanjiang Shopping Club Co. Ltd., Class A	297,500	455,761
	Sanquan Food Co. Ltd., Class A	333,830	654,912
*	Sansteel Minguang Co. Ltd. Fujian, Class A	990,256	478,218
	Sansure Biotech, Inc., Class A	228,059	521,731
*	Sanwei Holding Group Co. Ltd., Class A	333,300	367,804
	Sany Heavy Equipment International Holdings Co. Ltd.	8,991,500	8,517,003
	Sany Heavy Industry Co. Ltd., Class A	847,341	2,580,485
	Satellite Chemical Co. Ltd., Class A	1,211,883	4,543,942
	SDIC Capital Co. Ltd., Class A	466,300	450,605
	SDIC Power Holdings Co. Ltd., Class A	1,011,516	2,286,660
	Sealand Securities Co. Ltd., Class A	1,188,500	676,279
#*	Seazen Group Ltd.	13,439,047	2,464,604
*	Seazen Holdings Co. Ltd., Class A	271,181	451,372
*††	S-Enjoy Service Group Co. Ltd.	2,340,000	156,648
	Seres Group Co. Ltd., Class A	318,125	2,937,329
	SF Diamond Co. Ltd., Class A	95,200	416,085
	SF Holding Co. Ltd. 002352 C2, Class A	426,655	2,213,427
#	SF Holding Co. Ltd. 6936 HK, Class H	295,200	1,272,759
	SG Micro Corp., Class A	31,980	452,735
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	709,410	386,550
	Shaanxi Coal Industry Co. Ltd., Class A	3,029,900	11,120,918
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	1,234,100	537,517
*	Shaanxi Fenghuo Electronics Co. Ltd., Class A	282,900	315,372
		Shares	Value»
CHINA — (Continued)
*	Shaanxi Heimao Coking Co. Ltd., Class A	809,400	$391,164
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	1,472,746	1,880,435
	Shandong Bohui Paper Industrial Co. Ltd., Class A	603,100	439,226
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	192,987	450,635
	Shandong Dawn Polymer Co. Ltd., Class A	211,200	805,685
*	Shandong Denghai Seeds Co. Ltd., Class A	433,900	563,996
	Shandong Dongyue Silicone Material Co. Ltd., Class A	387,200	817,100
Ω	Shandong Gold Mining Co. Ltd., Class H	2,190,500	5,654,359
*	Shandong Haihua Co. Ltd., Class A	539,800	337,023
	Shandong Head Group Co. Ltd., Class A	146,126	418,856
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	417,949	3,235,351
	Shandong Hi-speed Co. Ltd., Class A	233,625	392,830
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	686,700	518,827
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	660,479	2,107,531
*	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	600,760	289,393
	Shandong Humon Smelting Co. Ltd., Class A	524,356	1,041,852
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	171,200	326,757

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shandong Jinjing Science & Technology Co. Ltd., Class A	649,871	$408,701
	Shandong Linglong Tyre Co. Ltd., Class A	435,982	749,989
	Shandong Lukang Pharma, Class A	564,800	616,904
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	507,600	335,726
	Shandong Nanshan Aluminum Co. Ltd., Class A	2,799,880	1,960,570
	Shandong Pharmaceutical Glass Co. Ltd., Class A	250,000	738,784
	Shandong Publishing & Media Co. Ltd., Class A	852,100	948,252
	Shandong Sun Paper Industry JSC Ltd., Class A	961,588	2,074,859
	Shandong Taihe Technologies Co. Ltd., Class A	90,300	298,707
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	140,630	1,178,319
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	14,216,400	6,085,761
	Shandong WIT Dyne Health Co. Ltd., Class A	101,900	392,586
	Shandong Xiantan Group Co. Ltd.	405,063	368,396
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	1,303,200	1,017,049
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	878,800	1,133,796
	Shanghai Acrel Co. Ltd., Class A	129,700	385,690
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	301,600	451,345
		Shares	Value»
CHINA — (Continued)
*	Shanghai Aiko Solar Energy Co. Ltd., Class A	131,800	$241,154
*	Shanghai AJ Group Co. Ltd., Class A	148,335	90,276
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	79,179	1,305,190
	Shanghai AtHub Co. Ltd., Class A	366,372	1,316,881
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	226,358	690,399
	Shanghai Baolong Automotive Corp., Class A	90,700	388,771
	Shanghai Baosight Software Co. Ltd., Class A	216,662	597,043
	Shanghai Baosteel Packaging Co. Ltd., Class A	588,464	394,912
	Shanghai Belling Co. Ltd., Class A	26,200	89,173
*Ω	Shanghai Bio-heart Biological Technology Co. Ltd., Class H	105,900	30,822
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	44,161	685,549
*	Shanghai Bright Meat Group Co. Ltd., Class A	369,500	286,886
	Shanghai Bright Power Semiconductor Co. Ltd., Class A	11,302	179,629
#	Shanghai Chicmax Cosmetic Co. Ltd., Class H	151,900	576,430
	Shanghai Chinafortune Co. Ltd., Class A	421,031	823,785
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	489,200	755,609
	Shanghai Construction Group Co. Ltd., Class A	2,729,435	957,941
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	666,985	949,283

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Datun Energy Resources Co. Ltd., Class A	543,740	$689,720
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	334,000	100,562
*	Shanghai DZH Ltd., Class A	90,200	112,390
	Shanghai Electric Group Co. Ltd., Class H	6,970,000	2,857,069
	Shanghai Electric Power Co. Ltd., Class A	468,106	1,003,580
	Shanghai Environment Group Co. Ltd., Class A	529,002	557,850
*	Shanghai Feilo Acoustics Co. Ltd., Class A	266,900	218,808
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	220,800	333,540
#	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,799,000	3,773,397
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	714,000	2,176,146
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	79,247	659,088
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	76,598	186,811
	Shanghai Gentech Co. Ltd., Class A	121,719	894,850
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	328,048	1,240,536
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	154,080	323,010
#*Ω	Shanghai Henlius Biotech, Inc., Class H	86,000	610,117
	Shanghai Huace Navigation Technology Ltd., Class A	116,949	491,621
		Shares	Value»
CHINA — (Continued)
	Shanghai Huafon Aluminium Corp., Class A	254,800	$592,310
	Shanghai Huayi Group Co. Ltd., Class A	654,200	796,010
*	Shanghai Industrial Development Co. Ltd., Class A	750,400	412,643
#	Shanghai Industrial Holdings Ltd.	2,552,000	4,497,539
*	Shanghai Industrial Urban Development Group Ltd.	16,019,025	471,350
#	Shanghai INT Medical Instruments Co. Ltd., Class H	98,800	420,608
	Shanghai International Airport Co. Ltd., Class A	40,400	147,747
	Shanghai Jahwa United Co. Ltd., Class A	262,700	716,096
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	275,662	795,081
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	214,533	308,885
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	420,200	342,201
	Shanghai Kelai Mechatronics Engineering Co. Ltd., Class A	44,100	105,010
	Shanghai Liangxin Electrical Co. Ltd., Class A	367,491	491,619
	Shanghai Lingang Holdings Corp. Ltd., Class A	416,240	552,543
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	187,700	223,242
	Shanghai M&G Stationery, Inc., Class A	190,499	661,267
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	230,900	656,483

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	68,368	$947,207
*	Shanghai Milkground Food Tech Co. Ltd., Class A	224,400	765,437
	Shanghai Moons' Electric Co. Ltd., Class A	5,400	39,538
*	Shanghai New Power Automotive Technology Co. Ltd., Class A	455,000	393,767
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,608,200	5,534,635
	Shanghai Pioneer Holding Ltd.	3,009,000	845,643
	Shanghai Pret Composites Co. Ltd., Class A	418,500	563,491
	Shanghai Pudong Construction Co. Ltd., Class A	405,880	309,859
	Shanghai Pudong Development Bank Co. Ltd., Class A	3,237,319	4,559,448
	Shanghai Putailai New Energy Technology Group Co. Ltd.	303,899	1,071,757
	Shanghai QiFan Cable Co. Ltd., Class A	278,600	753,149
	Shanghai RAAS Blood Products Co. Ltd., Class A	791,712	607,680
*	Shanghai Runda Medical Technology Co. Ltd., Class A	239,600	355,339
	Shanghai Rural Commercial Bank Co. Ltd., Class A	995,600	1,267,312
*	Shanghai Shibei Hi-Tech Co. Ltd., Class A	411,000	264,508
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	420,400	550,394
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	24,100	301,513
		Shares	Value»
CHINA — (Continued)
	Shanghai Stonehill Technology Co. Ltd., Class A	273,126	$273,590
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	384,400	658,158
	Shanghai Tunnel Engineering Co. Ltd., Class A	944,095	790,322
*	Shanghai Vital Microtech Co. Ltd.	160,310	617,728
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	314,862	408,498
	Shanghai Yaoji Technology Co. Ltd., Class A	231,500	636,768
	Shanghai Yct Electronics Group Co. Ltd., Class A	26,234	166,272
*	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	719,000	495,135
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	135,457	644,875
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	1,151,700	738,558
	Shanghai Zhonggu Logistics Co. Ltd., Class A	931,400	1,487,318
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	1,126,382	1,057,554
	Shanjin International Gold Co. Ltd., Class A	550,580	1,906,603
	Shannon Semiconductor Technology Co. Ltd., Class A	39,500	849,700
	Shantou Wanshun New Material Group Co. Ltd., Class A	351,700	316,530
	Shantui Construction Machinery Co. Ltd., Class A	645,400	1,083,743
	Shanxi Blue Flame Holding Co. Ltd., Class A	955,298	989,672

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanxi Coal International Energy Group Co. Ltd., Class A	714,200	$1,336,823
	Shanxi Coking Co. Ltd., Class A	1,014,997	544,220
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,485,041	1,430,677
*	Shanxi Guoxin Energy Corp. Ltd., Class A	1,859,360	892,354
	Shanxi Hi-speed Group Co. Ltd., Class A	1,211,300	845,297
*	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	579,591	600,611
*	Shanxi Lu'an Chemical Technology Co. Ltd., Class A	979,900	355,171
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	827,048	1,850,899
*	Shanxi Meijin Energy Co. Ltd., Class A	800,800	428,035
	Shanxi Securities Co. Ltd., Class A	630,100	505,261
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	995,392	535,431
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	227,829	4,290,687
*	Shanxi Zhendong Pharmaceutical Co. Ltd., Class A	380,300	277,885
	Sharetronic Data Technology Co. Ltd., Class A	72,324	2,306,692
	Shede Spirits Co. Ltd., Class A	76,900	441,701
	Shenergy Co. Ltd., Class A	1,024,033	1,296,578
	Shengda Resources Co. Ltd., Class A	169,530	635,627
	Shenghe Resources Holding Co. Ltd., Class A	269,700	826,564
	Shengyi Electronics Co. Ltd., Class A	62,065	868,013
	Shengyi Technology Co. Ltd., Class A	297,982	4,659,414
		Shares	Value»
CHINA — (Continued)
*	Shenma Industry Co. Ltd., Class A	438,700	$412,212
	Shennan Circuits Co. Ltd., Class A	103,457	4,718,962
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	4,641,600	1,523,106
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	106,744	671,213
	Shenzhen Agricultural Power Group Co. Ltd., Class A	719,638	632,727
	Shenzhen Airport Co. Ltd., Class A	623,283	625,036
	Shenzhen Aisidi Co. Ltd., Class A	467,238	692,710
*	Shenzhen Baoming Technology Co. Ltd., Class A	28,300	132,000
	Shenzhen Batian Ecotypic Engineering Co. Ltd., Class A	558,900	961,424
	Shenzhen BSC Technology Co. Ltd., Class A	75,300	608,416
	Shenzhen Capchem Technology Co. Ltd., Class A	73,040	676,196
	Shenzhen Center Power Tech Co. Ltd., Class A	230,000	586,477
	Shenzhen Cereals Holdings Co. Ltd., Class A	411,750	372,886
	Shenzhen Changhong Technology Co. Ltd., Class A	297,500	600,545
	Shenzhen Click Technology Co. Ltd., Class A	222,400	445,823
*	Shenzhen Clou Electronics Co. Ltd., Class A	762,200	567,536
	Shenzhen Colibri Technologies Co. Ltd., Class A	201,400	1,007,640
	Shenzhen Comix Group Co. Ltd., Class A	314,200	308,250
*	Shenzhen Das Intellitech Co. Ltd., Class A	687,800	290,991

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Desay Battery Technology Co., Class A	300,481	$1,086,711
*	Shenzhen Dynanonic Co. Ltd., Class A	120,687	763,797
	Shenzhen Energy Group Co. Ltd., Class A	695,800	669,606
	Shenzhen Envicool Technology Co. Ltd., Class A	150,733	1,058,046
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	185,360	757,191
#	Shenzhen Expressway Corp. Ltd., Class H	3,792,000	3,288,788
	Shenzhen Farben Information Technology Co. Ltd., Class A	79,600	182,288
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	185,622	755,067
*	Shenzhen Feima International Supply Chain Co. Ltd., Class A	741,800	245,248
*	Shenzhen Fenda Technology Co. Ltd., Class A	584,800	374,727
	Shenzhen Forms Syntron Information Co. Ltd.	4,900	16,193
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	6,480	71,225
	Shenzhen FRD Science & Technology Co. Ltd., Class A	189,233	885,628
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	377,900	369,051
	Shenzhen Gas Corp. Ltd., Class A	532,516	516,601
	Shenzhen Gongjin Electronics Co. Ltd., Class A	398,103	853,727
	Shenzhen Goodix Technology Co. Ltd., Class A	19,000	147,456
		Shares	Value»
CHINA — (Continued)
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	213,100	$633,689
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	749,000	410,740
	Shenzhen Honor Electronic Co. Ltd., Class A	43,507	1,137,141
	Shenzhen Hopewind Electric Co. Ltd., Class A	86,100	359,399
	Shenzhen Huaqiang Industry Co. Ltd., Class A	42,900	138,369
*	Shenzhen Infogem Technologies Co. Ltd., Class A	12,300	54,219
	Shenzhen Inovance Technology Co. Ltd., Class A	147,975	1,404,940
#	Shenzhen International Holdings Ltd.	7,999,664	6,228,564
#*	Shenzhen Investment Ltd.	16,019,674	1,388,340
	Shenzhen Invt Electric Co. Ltd., Class A	460,800	445,263
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	254,000	288,781
*	Shenzhen Jinjia Group Co. Ltd., Class A	520,300	288,993
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	806,500	834,490
	Shenzhen Kaifa Technology Co. Ltd., Class A	292,821	1,612,233
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	176,644	328,399
	Shenzhen Kedali Industry Co. Ltd., Class A	90,320	2,432,171
*	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	141,700	232,767
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	339,600	945,024

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Kinwong Electronic Co. Ltd., Class A	182,724	$1,966,434
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	86,300	390,911
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	463,500	672,306
	Shenzhen Leaguer Co. Ltd., Class A	493,200	518,801
	Shenzhen Lifotronic Technology Co. Ltd., Class A	143,158	231,589
	Shenzhen Longtech Smart Control Co. Ltd., Class A	58,345	165,660
	Shenzhen Microgate Technology Co. Ltd., Class A	508,900	1,060,386
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	134,072	3,156,423
	Shenzhen MTC Co. Ltd., Class A	1,266,138	1,389,783
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	110,100	781,406
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	1,077,401	336,941
	Shenzhen Noposin Crop Science Co. Ltd., Class A	542,900	745,443
	Shenzhen Pagoda Industrial Group Corp. Ltd., Class H	1,938,000	356,839
	Shenzhen Qingyi Photomask Ltd., Class A	116,221	474,197
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	53,000	261,522
	Shenzhen SC New Energy Technology Corp., Class A	113,071	956,610
	Shenzhen SED Industry Co. Ltd., Class A	209,789	420,091
	Shenzhen SEG Co. Ltd., Class A	333,600	328,406
		Shares	Value»
CHINA — (Continued)
	Shenzhen Senior Technology Material Co. Ltd., Class A	322,370	$635,517
	Shenzhen Sinexcel Electric Co. Ltd., Class A	194,850	981,646
	Shenzhen Sunline Tech Co. Ltd., Class A	89,300	127,297
	Shenzhen Sunlord Electronics Co. Ltd., Class A	262,070	1,656,595
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	66,900	263,966
	Shenzhen Sunway Communication Co. Ltd., Class A	127,854	1,086,080
	Shenzhen Tagen Group Co. Ltd., Class A	736,645	366,981
	Shenzhen Topband Co. Ltd., Class A	397,371	604,467
*	Shenzhen Topraysolar Co. Ltd., Class A	904,200	533,679
*	Shenzhen Topway Video Communication Co. Ltd., Class A	227,100	202,983
	Shenzhen Transsion Holdings Co. Ltd., Class A	100,272	955,277
	Shenzhen United Winners Laser Co. Ltd., Class A	148,876	407,381
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	68,100	200,966
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	284,600	704,359
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	587,196	389,699
	Shenzhen Yinghe Technology Co. Ltd., Class A	288,586	885,620
*	Shenzhen Yitoa Intelligent Control Co.. Ltd., Class A	136,100	254,670
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	386,757	1,506,620

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd., Class A	3,300	$37,906
*	Shenzhen Zhenye Group Co. Ltd., Class A	278,800	269,342
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	1,634,880	1,529,654
	Shenzhou International Group Holdings Ltd.	3,361,300	19,103,340
	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	73,800	697,794
	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	103,100	202,845
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	255,601	640,009
	Shinva Medical Instrument Co. Ltd., Class A	240,440	462,046
#	Shiyue Daotian Group Co. Ltd., Class H	258,000	135,172
	Shoucheng Holdings Ltd.	12,913,640	2,901,057
	Shougang Fushan Resources Group Ltd.	19,051,003	5,819,151
††	Shouhang High-Tech Energy Co. Ltd., Class A	1,336,400	13,864
*	Shuangliang Eco-Energy Systems Co. Ltd., Class A	999,600	604,083
#*	Shui On Land Ltd.	25,685,776	1,770,636
*	Siasun Robot & Automation Co. Ltd., Class A	22,500	51,230
	Sichuan Changhong Electric Co. Ltd., Class A	609,900	626,877
*	Sichuan Chengfei Integration Technology Corp., Class A	130,100	440,549
	Sichuan Chuantou Energy Co. Ltd., Class A	517,808	1,213,206
		Shares	Value»
CHINA — (Continued)
	Sichuan Development Lomon Co. Ltd., Class A	388,900	$488,252
	Sichuan EM Technology Co. Ltd., Class A	141,800	722,240
#	Sichuan Expressway Co. Ltd., Class H	4,528,000	2,790,613
	Sichuan Furong Technology Co. Ltd., Class A	271,244	364,922
*	Sichuan Haite High-tech Co. Ltd., Class A	415,083	574,596
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	1,753,420	615,320
*	Sichuan Hexie Shuangma Co. Ltd., Class A	267,843	840,724
*	Sichuan Hongda Co. Ltd., Class A	171,800	319,250
	Sichuan Injet Electric Co. Ltd., Class A	118,225	765,737
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	72,505	142,442
	Sichuan Jiuzhou Electric Co. Ltd., Class A	120,700	206,062
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	214,563	1,383,759
*	Sichuan Lutianhua Co. Ltd., Class A	636,900	339,489
	Sichuan New Energy Power Co. Ltd., Class A	390,600	707,966
	Sichuan Road & Bridge Group Co. Ltd., Class A	2,053,960	2,745,109
	Sichuan Swellfun Co. Ltd., Class A	101,305	439,500
	Sichuan Teway Food Group Co. Ltd., Class A	513,900	1,154,507
	Sichuan Yahua Industrial Group Co. Ltd., Class A	295,000	765,272
#	Sihuan Pharmaceutical Holdings Group Ltd.	24,567,000	2,814,996
	SIIC Environment Holdings Ltd. (807 HK)	259,000	32,685

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Simcere Pharmaceutical Group Ltd.	4,706,000	$7,404,360
	Sineng Electric Co. Ltd., Class A	227,500	834,927
	Sino Biopharmaceutical Ltd.	23,897,495	15,332,298
	Sino Wealth Electronic Ltd., Class A	62,139	195,432
*	Sinocare, Inc., Class A	180,536	437,114
*	Sinochem International Corp., Class A	1,401,997	951,057
	Sinofert Holdings Ltd.	16,608,673	2,748,809
	Sinofibers Technology Co. Ltd., Class A	70,000	252,873
	Sinolink Securities Co. Ltd., Class A	403,500	522,535
	Sinoma International Engineering Co., Class A	787,050	928,740
	Sinoma Science & Technology Co. Ltd., Class A	195,495	1,247,170
	Sinomach Automobile Co. Ltd., Class A	693,450	538,975
*	Sinomach Heavy Equipment Group Co. Ltd., Class A	603,500	297,434
	Sinomine Resource Group Co. Ltd., Class A	13,940	97,102
#	Sinopec Engineering Group Co. Ltd., Class H	8,757,000	6,063,496
	Sinopec Kantons Holdings Ltd.	7,160,000	3,402,070
*	Sinopec Oilfield Equipment Corp., Class A	537,385	419,075
#*	Sinopec Oilfield Service Corp., Class H	12,278,000	1,012,750
#*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	13,445,000	1,940,588
	Sinopharm Group Co. Ltd., Class H	7,968,000	17,669,792
	Sino-Platinum Metals Co. Ltd., Class A	307,813	837,062
	Sinoseal Holding Co. Ltd., Class A	93,727	412,945
	Sinosoft Co. Ltd., Class A	208,980	434,472
		Shares	Value»
CHINA — (Continued)
	Sinosteel Engineering & Technology Co. Ltd., Class A	568,668	$440,096
	Sinosteel New Materials Co. Ltd., Class A	366,200	435,582
	Sinotrans Ltd., Class H	19,256,000	11,585,142
	Sinotruk Hong Kong Ltd.	4,698,000	24,349,876
	Sinotruk Jinan Truck Co. Ltd., Class A	474,273	1,630,599
	Sirio Pharma Co. Ltd., Class A	162,287	412,866
	Skshu Paint Co. Ltd., Class A	121,497	421,253
	Skyworth Digital Co. Ltd., Class A	426,799	596,940
*	Skyworth Group Ltd.	682,000	379,781
#Ω	Smoore International Holdings Ltd.	5,671,000	6,656,859
	Snowsky Salt Industry Group Co. Ltd., Class A	649,800	514,573
#*	SOHO China Ltd.	15,531,339	674,141
*	Sohu.com Ltd., ADR	51,873	719,479
	Sokan New Materials Group Co. Ltd., Class A	4,964	13,588
	Solareast Holdings Co. Ltd., Class A	335,375	339,973
	Songcheng Performance Development Co. Ltd., Class A	299,500	279,678
	Sonoscape Medical Corp., Class A	59,900	179,724
	SooChow Securities Co. Ltd., Class A	903,921	1,086,969
*	South Manganese Investment Ltd.	4,644,000	228,793
	Southern Publishing & Media Co. Ltd., Class A	662,500	1,179,082
	Southwest Securities Co. Ltd., Class A	807,400	500,096
#*	So-Young International, Inc., ADR	18,599	34,222
	SPIC Green Energy Co. Ltd., Class A	892,500	720,218
	Spring Airlines Co. Ltd., Class A	184,900	1,289,380
#	SSY Group Ltd.	12,202,506	3,698,132

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Stanley Agricultural Group Co. Ltd., Class A	751,500	$997,401
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	916,400	620,562
	StarPower Semiconductor Ltd., Class A	36,220	430,698
	State Grid Information & Communication Co. Ltd., Class A	316,526	733,304
	State Grid Yingda Co. Ltd., Class A	802,300	607,012
	STO Express Co. Ltd., Class A	1,103,600	2,301,442
	Sufa Technology Industry Co. Ltd. CNNC, Class A	151,300	385,156
	Sumavision Technologies Co. Ltd., Class A	658,900	442,949
	Sumec Corp. Ltd., Class A	894,200	1,479,601
#	Sun Art Retail Group Ltd.	13,008,500	1,977,261
*	Sun Create Electronics Co. Ltd., Class A	87,997	225,554
#	Sun King Technology Group Ltd.	6,176,000	1,072,665
	Sunflower Pharmaceutical Group Co. Ltd., Class A	295,600	592,612
	Sungrow Power Supply Co. Ltd., Class A	338,643	5,207,725
	Suning Universal Co. Ltd., Class A	222,200	61,636
	Sunny Optical Technology Group Co. Ltd.	3,655,400	26,125,733
	Sunresin New Materials Co. Ltd., Class A	108,300	938,915
	Sunrise Group Co. Ltd., Class A	664,930	578,457
#*	Sunshine Lake Pharma Co. Ltd., Class H	567,898	3,023,930
	Sunstone Development Co. Ltd., Class A	272,700	688,095
		Shares	Value»
CHINA — (Continued)
	Suntak Technology Co. Ltd., Class A	407,200	$672,248
	Sunward Intelligent Equipment Co. Ltd., Class A	746,500	801,289
*	Sunwave Communications Co. Ltd., Class A	173,900	289,149
	Sunwoda Electronic Co. Ltd., Class A	221,899	626,345
	Suofeiya Home Collection Co. Ltd., Class A	272,034	348,225
	SUPCON Technology Co. Ltd., Class A	68,807	947,654
	Suzhou Anjie Technology Co. Ltd., Class A	487,700	953,923
*	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	248,367	6,302,922
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	646,947	357,382
	Suzhou Good-Ark Electronics Co. Ltd., Class A	305,437	400,664
*	Suzhou HYC Technology Co. Ltd., Class A	55,045	351,045
	Suzhou Maxwell Technologies Co. Ltd., Class A	22,173	488,371
	Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	876,100	835,947
	Suzhou Secote Precision Electronic Co. Ltd., Class A	134,607	767,113
*	Suzhou SLAC Precision Equipment Co. Ltd., Class A	185,900	340,823
	Suzhou Sushi Testing Group Co. Ltd., Class A	294,721	620,959
	Suzhou TFC Optical Communication Co. Ltd., Class A	177,324	4,472,373
	Suzhou TZTEK Technology Co. Ltd., Class A	62,199	630,955
	Suzhou Veichi Electric Co. Ltd., Class A	49,957	352,490

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Suzhou Zelgen Biopharmaceutical Co. Ltd., Class A	11,411	$206,182
*	SVG Optronics Co. Ltd., Class A	48,200	277,026
	SY Holdings Group Ltd.	1,964,500	1,790,619
	Symphony Holdings Ltd.	7,630,000	1,273,597
*	SYoung Group Co. Ltd., Class A	223,433	669,226
	T&S Communications Co. Ltd., Class A	25,000	420,487
*	Taiji Computer Corp. Ltd., Class A	132,628	289,489
*	Taiyuan Heavy Industry Co. Ltd., Class A	1,894,000	572,757
*	Talkweb Information System Co. Ltd., Class A	62,200	238,694
*	Tangrenshen Group Co. Ltd., Class A	582,685	310,691
	TangShan Port Group Co. Ltd., Class A	1,476,730	1,060,898
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	1,177,139	1,160,085
	Tangshan Sunfar Silicon Industry Co. Ltd., Class A	46,000	242,394
*	Tansun Technology Co. Ltd., Class A	40,000	88,282
#*	Tanwan, Inc.	108,400	141,312
	Tasly Pharmaceutical Group Co. Ltd., Class A	393,400	939,534
	Tayho Advanced Materials Group Co. Ltd., Class A	384,700	649,108
	TBEA Co. Ltd., Class A	1,085,380	3,368,168
	TCL Electronics Holdings Ltd.	8,352,932	17,186,878
	TCL Technology Group Corp., Class A	4,478,818	3,136,151
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	364,152	475,248
*	TDG Holdings Co. Ltd., Class A	474,400	1,164,375
*††	Tech-Pro, Inc.	37,652,000	0
	Tellhow Sci-Tech Co. Ltd., Class A	530,027	629,128
		Shares	Value»
CHINA — (Continued)
*	Telling Telecommunication Holding Co. Ltd., Class A	204,800	$255,587
	Ten Pao Group Holdings Ltd.	1,144,000	244,988
	Tencent Holdings Ltd.	11,316,300	691,459,718
	Tencent Music Entertainment Group, ADR	1,103,923	10,432,072
	Tencent Music Entertainment Group, Class A	23,100	111,140
	Tenfu Cayman Holdings Co. Ltd.	101,000	33,983
	Thinkon Semiconductor Jinzhou Corp., Class A	10,851	149,139
	Three Squirrels, Inc., Class A	156,800	423,132
	Three's Co. Future Technology Group Co. Ltd., Class A	113,992	583,691
	Thunder Software Technology Co. Ltd., Class A	11,800	105,835
	Tian An China Investment Co. Ltd.	1,336,357	608,900
	Tian Di Science & Technology Co. Ltd., Class A	805,200	588,434
#	Tian Lun Gas Holdings Ltd.	779,000	265,270
	Tiande Chemical Holdings Ltd.	496,000	72,634
*	Tianfeng Securities Co. Ltd., Class A	963,100	529,791
#	Tiangong International Co. Ltd.	9,606,000	3,596,483
*	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	138,684	242,813
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	2,470,000	1,205,994
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	1,212,951	605,533
	Tianjin Development Holdings Ltd.	1,277,800	348,869
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	56,221	319,122

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tianjin Port Co. Ltd., Class A	1,658,939	$1,089,040
	Tianjin Port Development Holdings Ltd.	11,033,200	873,507
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	255,470	643,783
*	Tianjin TEDA Resources Recycling Group Co. Ltd., Class A	594,601	310,902
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	795,500	613,012
*	Tianma Microelectronics Co. Ltd., Class A	737,512	706,256
	Tianneng Battery Group Co. Ltd., Class A	115,564	386,797
	Tianneng Power International Ltd.	6,409,952	4,143,714
#*	Tianqi Lithium Corp., Class H	474,600	2,021,601
	Tianrun Industry Technology Co. Ltd., Class A	1,010,800	1,254,685
	Tianshan Aluminum Group Co. Ltd., Class A	1,628,800	3,190,106
*	TianShan Material Co. Ltd., Class A	417,601	236,956
	Tianshui Huatian Technology Co. Ltd., Class A	618,107	1,416,945
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	63,700	198,027
	Tibet Huayu Mining Co. Ltd., Class A	130,500	376,946
	Tibet Mineral Development Co. Ltd., Class A	113,800	375,393
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	98,110	562,037
	Time Interconnect Technology Ltd.	2,431,000	4,075,991
	Tinergy Chemical Co. Ltd., Class A	848,073	582,684
	Tingyi Cayman Islands Holding Corp.	8,532,000	12,921,796
		Shares	Value»
CHINA — (Continued)
*	Titan Wind Energy Suzhou Co. Ltd., Class A	612,559	$578,976
	TK Group Holdings Ltd.	500,000	108,503
	TKD Science & Technology Co. Ltd., Class A	197,108	872,140
	Tofflon Science & Technology Group Co. Ltd., Class A	309,944	558,763
	Toly Bread Co. Ltd., Class A	707,434	453,995
	Tomson Group Ltd.	2,731,259	792,458
#	Tong Ren Tang Technologies Co. Ltd., Class H	3,909,000	1,753,580
	Tongcheng Travel Holdings Ltd.	7,465,600	13,590,959
	Tongdao Liepin Group	1,631,800	446,924
*	Tongding Interconnection Information Co. Ltd., Class A	570,600	1,170,869
	TongFu Microelectronics Co. Ltd., Class A	334,815	2,813,785
	Tongguan Gold Group Ltd.	1,234,000	324,181
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	382,860	474,270
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	48,100	120,900
	Tongkun Group Co. Ltd., Class A	568,666	1,886,759
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	645,200	739,852
	Tongling Nonferrous Metals Group Co. Ltd., Class A	3,337,900	3,082,200
*	Tongwei Co. Ltd., Class A	344,076	595,400
	Tongyu Heavy Industry Co. Ltd., Class A	1,538,400	642,120
	Topchoice Medical Corp., Class A	100,102	547,070

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Topsec Technologies Group, Inc., Class A	476,600	$464,821
Ω	Topsports International Holdings Ltd.	15,909,000	2,750,676
	Toread Holdings Group Co. Ltd., Class A	288,000	392,022
#	Towngas Smart Energy Co. Ltd.	3,997,654	1,784,283
*	TPV Technology Co. Ltd., Class A	1,741,000	577,787
*Ω	Transcenta Holding Ltd.	414,500	57,065
	Transfar Zhilian Co. Ltd., Class A	331,598	237,175
	TravelSky Technology Ltd., Class H	5,561,938	6,135,027
	Triangle Tyre Co. Ltd., Class A	212,700	417,903
*	Trigiant Group Ltd.	5,442,000	862,193
*	Trina Solar Co. Ltd., Class A	288,043	579,655
*	Trip.com Group Ltd. (9961 HK)	124,400	5,828,197
*	Trip.com Group Ltd. (TCOM US), ADR	913,870	42,961,029
*	Triumph New Energy Co. Ltd., Class H	686,000	207,860
	Triumph Science & Technology Co. Ltd., Class A	422,000	937,002
*††	Trony Solar Holdings Co. Ltd.	2,133,000	0
	Truking Technology Ltd., Class A	277,000	345,747
	Tsinghua Tongfang Co. Ltd., Class A	419,900	442,246
	Tsingtao Brewery Co. Ltd., Class H	2,102,000	12,497,077
	TSP Wind Power Group Co. Ltd., Class A	802,900	911,982
#*Ω	Tuhu Car, Inc.	279,300	430,909
*††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	2,895,700	0
	Tungkong, Inc., Class A	142,800	171,449
	Tuniu Corp. TOUR US, Sponsored ADR	6,686	33,163
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	62,739	603,720
		Shares	Value»
CHINA — (Continued)
	Unilumin Group Co. Ltd., Class A	453,831	$341,629
#	Uni-President China Holdings Ltd.	11,019,308	10,599,376
	Unisplendour Corp. Ltd., Class A	198,320	1,022,530
#*	United Energy Group Ltd.	5,299,100	244,386
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	342,733	1,112,419
*	UTour Group Co. Ltd., Class A	354,100	271,514
	V V Food & Beverage Co. Ltd., Class A	1,007,800	480,724
	Valiant Co. Ltd., Class A	459,527	869,722
*	Vats Liquor Chain Store Management JSC Ltd. (300755 C2), Class A	135,828	233,365
*	Vats Liquor Chain Store Management JSC Ltd. (300755 CH), Class A	7,900	13,573
	Vatti Corp. Ltd., Class A	394,000	283,038
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	166,700	464,195
*	Venustech Group, Inc., Class A	183,400	380,657
*	Verisilicon Microelectronics Shanghai Co. Ltd., Class A	2,926	83,317
	Victory Giant Technology Huizhou Co. Ltd., Class A	278,500	7,859,228
	Vipshop Holdings Ltd., ADR	2,789,462	42,790,347
	Visual China Group Co. Ltd., Class A	76,300	203,018
#*Ω	Viva Biotech Holdings	6,636,000	1,098,764
#*	Vnet Group, Inc., ADR	525,630	3,768,767
*	VOYAH Automobile Technology Co. Ltd., Class H	5,740,304	2,119,639
	Walvax Biotechnology Co. Ltd., Class A	230,500	420,839
*	Wanbangde Pharmaceutical Holding Group Co. Ltd., Class A	232,400	336,789

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Wangfujing Group Co. Ltd., Class A	74,000	$114,933
	Wangneng Environment Co. Ltd., Class A	279,291	593,102
	Wangsu Science & Technology Co. Ltd., Class A	311,917	649,450
#	Wanguo Gold Group Ltd.	4,000,000	5,380,961
	Wanhua Chemical Group Co. Ltd., Class A	834,728	9,201,762
	Want Want China Holdings Ltd.	26,758,000	11,515,927
	Wanxiang Qianchao Co. Ltd., Class A	483,842	803,611
	Warom Technology, Inc. Co., Class A	187,714	455,539
	Wasion Holdings Ltd.	4,776,000	10,749,144
	Wasu Media Holding Co. Ltd., Class A	913,481	946,176
	Weibo Corp. (9898 HK), Class A	50,700	410,582
#	Weibo Corp. (WB US), Sponsored ADR	455,860	3,715,259
	Weichai Power Co. Ltd., Class H	11,822,120	49,430,659
	Weifu High-Technology Group Co. Ltd., Class A	153,747	408,010
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	210,860	298,280
	Weihai Guangwei Composites Co. Ltd., Class A	176,520	676,549
	Weilong Delicious Global Holdings Ltd.	794,200	856,964
*	WellCell Holdings Co. Ltd.	611,200	14,318
*	Wellhope Foods Co. Ltd., Class A	355,844	330,545
*	Wencan Group Co. Ltd., Class A	126,600	269,861
	Wens Foodstuff Group Co. Ltd., Class A	1,078,566	2,251,082
	Wenzhou Yihua Connector Co. Ltd., Class A	76,200	585,856
#	West China Cement Ltd.	21,952,000	5,014,598
		Shares	Value»
CHINA — (Continued)
	Western Mining Co. Ltd., Class A	675,800	$3,846,742
	Western Region Gold Co. Ltd., Class A	167,500	632,497
	Western Securities Co. Ltd., Class A	541,930	542,592
	Western Superconducting Technologies Co. Ltd., Class A	102,647	801,486
	Wharf Holdings Ltd.	2,524,000	6,319,196
	Willfar Information Technology Co. Ltd., Class A	84,970	376,620
*	Winall Hi-Tech Seed Co. Ltd., Class A	114,878	87,054
	Windey Energy Technology Group Co. Ltd., Class A	311,738	544,733
	Winner Medical Co. Ltd., Class A	156,725	712,175
*	Winning Health Technology Group Co. Ltd., Class A	491,000	551,147
	Wolong Electric Group Co. Ltd., Class A	278,994	1,310,417
*	World Union Group, Inc., Class A	643,277	200,242
	Wuchan Zhongda Group Co. Ltd., Class A	1,140,550	851,193
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	54,940	805,324
	Wuhan East Lake High Technology Group Co. Ltd., Class A	300,200	368,564
*	Wuhan Fingu Electronic Technology Co. Ltd., Class A	227,800	295,635
*	Wuhan Guide Infrared Co. Ltd., Class A	90,000	167,802
	Wuhan Jingce Electronic Group Co. Ltd., Class A	13,800	389,469
*	Wuhan P&S Information Technology Co. Ltd., Class A	383,900	655,897
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	106,800	503,640
	Wuhu Token Science Co. Ltd., Class A	763,240	751,948

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wuliangye Yibin Co. Ltd., Class A	139,861	$1,615,675
	Wuling Motors Holdings Ltd.	1,060,000	53,966
	WUS Printed Circuit Kunshan Co. Ltd., Class A	323,380	4,966,666
	Wushang Group Co. Ltd., Class A	302,900	324,996
Ω	WuXi AppTec Co. Ltd., Class H	906,560	18,591,045
	Wuxi Autowell Technology Co. Ltd., Class A	237,641	1,332,847
	Wuxi Best Precision Machinery Co. Ltd., Class A	163,370	507,428
*Ω	Wuxi Biologics Cayman, Inc.	8,698,500	42,931,462
	Wuxi Boton Technology Co. Ltd., Class A	208,338	595,884
	Wuxi Chipown Micro-Electronics Ltd., Class A	49,086	471,295
	Wuxi Huaguang Environment & Energy Group Co. Ltd., Class A	435,900	1,033,221
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	67,600	338,708
	Wuxi Longsheng Technology Co. Ltd., Class A	46,600	144,922
	Wuxi NCE Power Co. Ltd., Class A	96,600	694,208
	Wuxi Paike New Materials Technology Co. Ltd., Class A	73,698	833,133
	Wuxi Rural Commercial Bank Co. Ltd., Class A	1,037,400	868,486
	Wuxi Taiji Industry Ltd. Co., Class A	659,456	1,676,625
*	WuXi XDC Cayman, Inc.	544,000	3,588,410
	Wuxi Xinje Electric Co. Ltd., Class A	75,000	553,664
	Wuzhou Special Paper Group Co. Ltd., Class A	144,811	336,217
	XCMG Construction Machinery Co. Ltd., Class A	2,166,000	2,875,535
		Shares	Value»
CHINA — (Continued)
#	XD, Inc.	984,800	$5,978,966
	XGD, Inc., Class A	177,794	518,686
*Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	3,108,000	94,328
	Xiamen Amoytop Biotech Co. Ltd., Class A	71,126	615,017
	Xiamen Bank Co. Ltd., Class A	973,161	1,124,144
	Xiamen C & D, Inc., Class A	483,230	642,799
	Xiamen Changelight Co. Ltd., Class A	153,488	374,759
	Xiamen Faratronic Co. Ltd., Class A	42,658	864,265
*	Xiamen Hongxin Electronics Technology Group, Inc., Class A	139,900	660,587
	Xiamen International Airport Co. Ltd., Class A	126,156	278,195
	Xiamen Intretech, Inc., Class A	231,684	750,232
	Xiamen ITG Group Corp. Ltd., Class A	877,963	767,898
	Xiamen Jihong Technology Co. Ltd., Class A	262,170	679,646
	Xiamen Kingdomway Group Co., Class A	239,729	502,422
	Xiamen Leading Optics Co. Ltd., Class A	20,700	86,155
	Xiamen Tungsten Co. Ltd., Class A	240,062	1,670,541
	Xiamen Xiangyu Co. Ltd., Class A	852,200	846,647
*	Xian International Medical Investment Co. Ltd., Class A	860,575	542,474
	Xi'an Manareco New Materials Co. Ltd., Class A	81,732	434,080
	Xi'An Shaangu Power Co. Ltd., Class A	721,545	1,025,623
*	Xi'an Tian He Defense Technology Co. Ltd., Class A	171,400	258,590
	Xi'an Triangle Defense Co. Ltd., Class A	186,138	586,091
	Xiandai Investment Co. Ltd., Class A	1,142,438	636,466
*	Xiangcai Co. Ltd., Class A	453,908	586,494

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xiangpiaopiao Food Co. Ltd., Class A	101,300	$170,832
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	403,530	546,454
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	337,100	616,253
	Xianhe Co. Ltd., Class A	281,207	816,075
*Ω	Xiaomi Corp., Class B	18,835,600	69,116,913
	Ximei Resources Holding Ltd.	65,000	95,277
	Xinfengming Group Co. Ltd., Class A	903,412	2,615,142
	Xingfa Aluminium Holdings Ltd.	360,000	306,226
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	3,324,000	4,225,736
	Xinhuanet Co. Ltd., Class A	156,075	384,368
	Xinjiang Communications Construction Group Co. Ltd., Class A	289,200	450,883
	Xinjiang Joinworld Co. Ltd., Class A	628,646	839,457
	Xinjiang Qingsong Building Materials & Chemicals Group Co. Ltd., Class A	1,046,900	536,733
*	Xinjiang Xintai Natural Gas Co. Ltd., Class A	107,325	411,789
#	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	6,054,000	1,362,448
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	725,900	830,102
*	Xinjiang Zhongtai Chemical Co. Ltd., Class A	1,005,300	656,038
#*	Xinte Energy Co. Ltd., Class H	3,937,600	1,949,471
	Xinxiang Chemical Fiber Co. Ltd., Class A	1,110,000	977,826
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	947,950	544,228
#	Xinyi Energy Holdings Ltd.	5,812,563	666,349
		Shares	Value»
CHINA — (Continued)
#	Xinyi Solar Holdings Ltd.	34,938,716	$9,807,847
	Xinyu Iron & Steel Co. Ltd., Class A	905,500	398,268
	Xinzhi Group Co. Ltd., Class A	305,800	716,787
*	Xizang Tianlu Co. Ltd., Class A	316,400	325,167
	Xizang Zhufeng Resources Co. Ltd., Class A	427,700	810,140
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	237,238	486,048
#*	XPeng, Inc., Class A	1,075,300	6,974,714
	Xtep International Holdings Ltd.	10,673,269	5,143,889
	Xuji Electric Co. Ltd., Class A	217,900	736,411
#*	Xunlei Ltd., ADR	159,519	851,831
#*	XXF Group Holdings Ltd.	55,000	3,221
Ω	Yadea Group Holdings Ltd.	6,596,408	9,040,878
	Yangling Metron New Material, Inc., Class A	301,612	705,791
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	565,000	6,853,231
	Yankershop Food Co. Ltd., Class A	54,772	422,023
#	Yankuang Energy Group Co. Ltd., Class H	17,643,499	26,857,026
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	140,042	370,524
	Yantai China Pet Foods Co. Ltd., Class A	132,916	654,879
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	267,494	507,694
	Yantai Eddie Precision Machinery Co. Ltd., Class A	172,630	500,957
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	283,692	5,659,759
	Yantai North Andre Juice Co. Ltd., Class H	9,500	24,026

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	YanTai Shuangta Food Co. Ltd., Class A	488,850	$305,101
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	266,500	439,881
*	Yatsen Holding Ltd., ADR	66,131	226,829
	YD Electronic Technology Co. Ltd., Class A	88,100	749,564
#*	Yeahka Ltd.	706,800	443,950
	Yealink Network Technology Corp. Ltd., Class A	239,820	1,381,337
	Yechiu Metal Recycling China Ltd., Class A	831,540	381,333
	Yeebo International Holdings Ltd.	176,000	70,651
	YGSOFT, Inc., Class A	736,171	604,408
*	Yibin Tianyuan Group Co. Ltd., Class A	515,700	444,624
	Yifan Pharmaceutical Co. Ltd., Class A	360,800	548,646
	Yifeng Pharmacy Chain Co. Ltd., Class A	71,351	240,302
	Yihai International Holding Ltd.	2,416,248	4,787,902
*	Yijiahe Technology Co. Ltd., Class A	66,700	218,717
	Yinbang Clad Material Co. Ltd., Class A	263,600	362,350
	Yindu Kitchen Equipment Co. Ltd., Class A	161,141	257,940
	Yip's Chemical Holdings Ltd.	1,064,000	341,957
	Yiren Digital Ltd., Sponsored ADR	329,520	365,767
Ω	Yixin Group Ltd.	10,156,000	1,730,459
	Yixintang Pharmaceutical Group Co. Ltd., Class A	310,123	536,496
	Yizumi Holdings Co. Ltd., Class A	254,100	803,455
	Yonfer Agricultural Technology Co. Ltd., Class A	849,800	1,761,793
*	Yonghui Superstores Co. Ltd., Class A	214,900	104,660
	Yongjin Technology Group Co. Ltd.	286,200	860,041
		Shares	Value»
CHINA — (Continued)
	YongXing Special Materials Technology Co. Ltd., Class A	129,518	$864,998
*	Yonyou Network Technology Co. Ltd., Class A	123,643	203,598
	Yotrio Group Co. Ltd., Class A	898,000	359,020
*	Youcare Pharmaceutical Group Co. Ltd., Class A	183,844	333,798
#*	Youdao, Inc., ADR	15,058	252,974
	Youngy Co. Ltd., Class A	95,700	872,609
*	Youzu Interactive Co. Ltd., Class A	341,500	571,827
	YTO Express Group Co. Ltd., Class A	793,975	2,217,881
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	572,500	712,899
#	Yuexiu Property Co. Ltd.	7,319,956	3,377,667
	Yuexiu Services Group Ltd.	1,487,500	363,790
	Yuexiu Transport Infrastructure Ltd.	3,591,415	1,701,667
*	Yueyang Forest & Paper Co. Ltd., Class A	696,300	347,572
*	Yueyang Xingchang Petro-Chemical Co. Ltd., Class A	137,860	245,064
	Yum China Holdings, Inc. (9987 HK)	88,350	4,186,420
	Yum China Holdings, Inc. (YUMC US)	1,340,971	64,607,983
	YUNDA Holding Group Co. Ltd., Class A	939,986	963,807
	Yunnan Aluminium Co. Ltd., Class A	982,000	3,881,635
	Yunnan Baiyao Group Co. Ltd., Class A	158,677	1,243,506
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	1,172,600	1,589,437
	Yunnan Copper Co. Ltd., Class A	651,900	1,530,913
	Yunnan Energy Investment Co. Ltd., Class A	345,500	490,824

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Yunnan Energy New Material Group Co. Ltd., Class A	85,395	$665,606
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd., Class A	141,500	1,409,210
	Yunnan Nantian Electronics Information Co. Ltd., Class A	129,691	303,725
	Yunnan Tin Co. Ltd., Class A	718,000	3,621,525
	Yunnan Yuntianhua Co. Ltd., Class A	506,953	2,239,882
	Yusys Technologies Co. Ltd., Class A	164,539	405,098
	Yutong Bus Co. Ltd., Class A	582,006	2,777,428
	Yutong Heavy Industries Co. Ltd., Class A	204,802	283,382
*	Z Fin Ltd.	652,894	458,256
#*	Zai Lab Ltd. 9688 HK	486,200	885,945
#*	Zai Lab Ltd. ZLAB US, ADR	22,834	417,177
*	Zall Smart Commerce Group Ltd.	705,000	6,053
	Zangge Mining Co. Ltd., Class A	90,900	1,083,033
	ZCZL Industrial Technology Group Co. Ltd., Class H	2,505,400	4,493,798
	Zengame Technology Holding Ltd.	1,882,000	580,605
*	Zhangjiagang Guangda Special Material Co. Ltd., Class A	92,915	195,598
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	37,803	781,840
	Zhaojin Mining Industry Co. Ltd., Class H	7,238,166	19,621,368
	Zhefu Holding Group Co. Ltd., Class A	1,394,331	951,905
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	338,700	470,878
	Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	269,240	295,529
		Shares	Value»
CHINA — (Continued)
	Zhejiang Century Huatong Group Co. Ltd., Class A	1,440,200	$2,888,856
	Zhejiang Cfmoto Power Co. Ltd., Class A	33,900	1,538,573
	Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	32,900	314,012
	Zhejiang China Commodities City Group Co. Ltd., Class A	827,600	1,570,530
	Zhejiang Chint Electrics Co. Ltd., Class A	516,190	1,929,194
	Zhejiang Communications Technology Co. Ltd., Class A	1,268,409	678,266
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	1,158,000	744,874
	Zhejiang Crystal-Optech Co. Ltd., Class A	314,062	1,176,443
	Zhejiang Dafeng Industry Co. Ltd., Class A	172,200	222,420
	Zhejiang Dahua Technology Co. Ltd., Class A	547,900	1,355,528
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	258,000	416,486
	Zhejiang Dingli Machinery Co. Ltd., Class A	109,796	960,656
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	727,940	1,138,683
	Zhejiang Expressway Co. Ltd., Class H	8,928,039	7,905,773
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	379,048	697,711
#*††	Zhejiang Glass Co. Ltd., Class H	192,000	0
	Zhejiang Gongdong Medical Technology Co. Ltd., Class A	28,812	68,895
*	Zhejiang Great Southeast Co. Ltd., Class A	659,400	284,397

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	475,300	$575,773
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	1,077,700	810,697
	Zhejiang Hailiang Co. Ltd., Class A	740,561	2,016,409
	Zhejiang Hailide New Material Co. Ltd., Class A	707,100	561,129
	Zhejiang HangKe Technology, Inc. Co., Class A	192,179	595,151
	Zhejiang Hangmin Co. Ltd., Class A	725,600	719,098
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	656,224	529,514
	Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	957,300	1,640,586
	Zhejiang Huace Film & Television Co. Ltd., Class A	637,000	658,491
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	296,679	734,855
	Zhejiang Huakang Pharmaceutical Co. Ltd., Class A	141,000	229,929
	Zhejiang Huangma Technology Co. Ltd., Class A	316,300	610,516
*	Zhejiang Huatong Meat Products Co. Ltd., Class A	318,900	363,637
	Zhejiang Huayou Cobalt Co. Ltd., Class A	388,435	2,298,638
	Zhejiang International Group Co. Ltd., Class A	135,340	190,497
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	664,200	689,432
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	173,807	633,424
		Shares	Value»
CHINA — (Continued)
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	137,412	$1,225,512
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	165,600	328,439
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	99,570	567,724
	Zhejiang Jingu Co. Ltd., Class A	323,650	435,814
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	497,820	1,007,983
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	120,700	68,616
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	436,384	1,304,877
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	276,900	597,326
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	272,400	582,248
	Zhejiang Juhua Co. Ltd., Class A	258,820	1,512,495
	Zhejiang Lante Optics Co. Ltd., Class A	131,521	1,155,675
*Ω	Zhejiang Leapmotor Technology Co. Ltd., Class H	632,100	3,226,899
	Zhejiang Longsheng Group Co. Ltd., Class A	378,634	744,403
	Zhejiang Medicine Co. Ltd., Class A	436,569	782,701
	Zhejiang Meida Industrial Co. Ltd., Class A	154,600	144,921
	Zhejiang NHU Co. Ltd., Class A	757,379	3,366,897
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	80,574	225,684
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	347,300	617,448
	Zhejiang Runtu Co. Ltd., Class A	621,250	1,261,205

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	210,800	$1,171,540
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	66,140	590,054
	Zhejiang Semir Garment Co. Ltd., Class A	845,725	778,811
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	1,317,900	990,059
#*	Zhejiang Shibao Co. Ltd., Class H	466,000	232,802
	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	24,900	141,450
	Zhejiang Songyuan Automotive Safety Systems Co. Ltd., Class A	188,048	441,163
	Zhejiang Southeast Space Frame Co. Ltd., Class A	442,026	407,945
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	333,200	279,029
	Zhejiang Supor Co. Ltd., Class A	82,169	530,876
	Zhejiang Taihua New Material Group Co. Ltd., Class A	496,100	632,844
*	Zhejiang Tiantie Science & Technology Co. Ltd., Class A	414,222	263,114
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	137,402	403,983
*	Zhejiang Tony Electronic Co. Ltd., Class A	54,000	171,626
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	466,747	734,396
	Zhejiang Wanliyang Co. Ltd., Class A	546,641	455,920
	Zhejiang Wanma Co. Ltd., Class A	395,200	606,841
	Zhejiang Wansheng Co. Ltd., Class A	257,000	376,774
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	584,151	1,323,378
		Shares	Value»
CHINA — (Continued)
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	514,027	$808,644
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	498,157	646,680
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	124,532	436,635
	Zhejiang XCC Group Co. Ltd., Class A	113,000	868,591
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	439,349	557,991
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	531,893	813,685
	Zhejiang Xinao Textiles, Inc., Class A	809,770	702,202
	Zhejiang Xinhua Chemical Co. Ltd., Class A	95,300	383,647
	Zhejiang Yankon Group Co. Ltd., Class A	135,829	61,185
	Zhejiang Yasha Decoration Co. Ltd., Class A	475,538	247,756
	Zhejiang Yinlun Machinery Co. Ltd., Class A	240,400	1,367,972
	Zhejiang Yonggui Electric Equipment Co. Ltd., Class A	169,200	339,328
	Zhejiang Yonghe Refrigerant Co. Ltd., Class A	201,600	937,269
*	Zhejiang Yongtai Technology Co. Ltd., Class A	181,084	488,462
	Zhende Medical Co. Ltd., Class A	76,311	1,028,316
	Zhengzhou GL Tech Co. Ltd., Class A	13,400	51,636
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	1,245,100	830,222
	Zheshang Development Group Co. Ltd., Class A	318,417	258,285
	Zheshang Securities Co. Ltd., Class A	441,800	625,634

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Zhewen Interactive Group Co. Ltd., Class A	587,420	$679,993
*	Zhihu, Inc.	13,500	14,539
*	Zhong An Group Ltd.	4,827,888	50,878
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	5,439,900	7,699,736
	Zhongji Innolight Co. Ltd., Class A	204,471	27,228,401
	Zhongjin Gold Corp. Ltd., Class A	980,800	3,352,422
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	274,800	889,184
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	776,900	851,771
*	Zhongsheng Group Holdings Ltd.	5,818,000	3,365,819
	Zhongtai Securities Co. Ltd., Class A	839,100	701,534
*††	Zhongtian Financial Group Co. Ltd., Class A	4,312,400	0
	Zhongtong Bus Holding Co. Ltd., Class A	393,500	604,767
	ZhongYeDa Electric Co. Ltd., Class A	148,200	173,660
#	Zhongyu Energy Holdings Ltd.	2,299,550	720,312
#Ω	Zhongyuan Bank Co. Ltd., Class H	682,000	24,346
	Zhongyuan Environment-Protection Co. Ltd., Class A	583,495	642,980
Ω	Zhou Hei Ya International Holdings Co. Ltd.	4,530,000	751,131
	Zhuhai Enpower Electric Co. Ltd., Class A	113,433	334,523
	Zhuhai Huafa Properties Co. Ltd., Class A	1,112,738	420,453
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	2,039,650	8,755,906
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	107,832	758,405
	Zhuzhou Kibing Group Co. Ltd., Class A	1,083,100	909,213
		Shares	Value»
CHINA — (Continued)
*	Zhuzhou Smelter Group Co. Ltd., Class A	689,600	$2,317,431
	Zhuzhou Times New Material Technology Co. Ltd., Class A	537,900	889,609
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	967,500	723,311
	Zijin Mining Group Co. Ltd., Class H	17,862,000	75,841,682
	ZJAMP Group Co. Ltd., Class A	239,500	280,717
#Ω	ZJLD Group, Inc.	52,600	53,447
	ZJMI Environmental Energy Co. Ltd., Class A	429,627	769,051
	Zkteco Co. Ltd., Class A	88,800	309,444
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	6,503,800	6,282,082
#	ZTE Corp., Class H	2,059,792	6,518,581
#	ZTO Express Cayman, Inc. (2057 HK)	898,350	21,498,584
	ZTO Express Cayman, Inc. (ZTO US), ADR	840,133	20,179,995
	ZWSOFT Co. Ltd. Guangzhou, Class A	13,861	98,902
#Ω	Zylox-Tonbridge Medical Technology Co. Ltd., Class H	165,500	401,698
TOTAL CHINA			7,754,925,542
COLOMBIA — (0.2%)
	Almacenes Exito SA	152,324	226,915
	Bolsa de Valores de Colombia	20,739	103,596
	Celsia SA	1,384,988	2,199,285
	Cementos Argos SA	1,352,925	4,725,559
*	Corp. Financiera Colombiana SA	464,545	3,018,419
	Grupo Argos SA	544,857	2,918,550
	Grupo Cibest SA CIB US, ADR	118,217	10,937,437
	Grupo Cibest SA CIBEST CB	422,977	11,988,071
	Grupo de Inversiones Suramericana SA	159,473	2,777,997
	Grupo Energia Bogota SA ESP	3,120,156	2,833,341

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
COLOMBIA — (Continued)
	Interconexion Electrica SA ESP	1,022,166	$9,687,027
	Mineros SA	436,882	2,201,705
	Organizacion Terpel SA	18,033	101,739
	Promigas SA ESP	75,602	159,350
TOTAL COLOMBIA			53,878,991
CZECH REPUBLIC — (0.1%)
	CEZ AS	422,941	27,245,097
	Komercni Banka AS	180,880	9,058,423
Ω	Moneta Money Bank AS	839,679	7,690,671
	Philip Morris CR AS	2,090	1,868,453
TOTAL CZECH REPUBLIC			45,862,644
EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	5,331,870	14,514,534
	EFG Holding SAE (EFGD LI), GDR	34,192	34,210
	EFG Holding SAE (EFGZF US), GDR	131,241	131,241
TOTAL EGYPT			14,679,985
GREECE — (0.6%)
	Aegean Airlines SA	245,956	3,460,310
#*	Aktor SA Holding Co. Technical & Energy Projects	145,527	1,765,810
	Allwyn AG	411,805	6,365,166
	Alpha Bank SA	3,898,874	19,333,469
#	Athens International Airport SA	48,925	596,246
	Athens Water Supply & Sewage Co. SA	171,411	2,253,640
	Autohellas Tourist & Trading SA	120,365	1,613,147
#	Avax SA	194,700	765,057
#	Bank of Greece	35,412	613,231
	Cenergy Holdings SA	35,282	881,197
#	Ellaktor SA	256,653	378,332
	ElvalHalcor SA	395,854	1,719,637
	Eurobank SA	5,599,195	28,934,090
#	Fourlis Holdings SA	247,397	1,166,655
	GEK Terna SA	341,179	17,859,049
	Hellenic Telecommunications Organization SA	419,969	9,692,521
	Helleniq Energy Holdings SA	504,517	7,547,313
	Holding Co. ADMIE IPTO SA	334,481	1,737,869
		Shares	Value»
GREECE — (Continued)
#	Ideal Holdings SA	59,686	$415,087
#	Intracom Holdings SA	404,007	1,406,165
	Jumbo SA	286,871	8,016,206
	Kri-Kri Milk Industry SA	55,970	1,819,115
*	LAMDA Development SA	356,829	2,610,528
	Lavipharm SA	167,488	307,823
#	Metlen Energy & Metals PLC	206,481	11,016,996
	Motor Oil Hellas Corinth Refineries SA	328,921	19,323,033
	National Bank of Greece SA	1,302,635	24,373,664
	Optima bank SA	35,102	425,250
	Piraeus Bank SA	1,243,735	14,507,005
#	Piraeus Port Authority SA	49,643	2,534,681
	Profile Systems & Software SA	45,761	475,165
	Public Power Corp. SA	334,228	8,612,416
	Quest Holdings SA	170,341	1,409,703
#	Sarantis SA	105,490	1,762,622
	Thrace Plastics Holding & Co.	84,178	461,728
	Titan SA (TITC BB)	210,081	12,644,279
	Titan SA (TITC GA)	51,998	3,129,485
TOTAL GREECE			221,933,690
HONG KONG — (0.0%)
	Truly International Holdings Ltd.	12,207,000	1,321,134
HUNGARY — (0.3%)
*	4iG Nyrt	55,331	306,680
	ANY Security Printing Co.	1,087	23,133
	Magyar Telekom Telecommunications PLC	1,146,807	9,941,434
*	MASTERPLAST Nyrt	4,476	40,044
	MOL Hungarian Oil & Gas PLC	2,104,459	30,130,996
#	Opus Global Nyrt	889,067	1,007,576
	OTP Bank Nyrt	503,133	74,535,028
	Richter Gedeon Nyrt	134,755	5,020,860
TOTAL HUNGARY			121,005,751
INDIA — (14.5%)
	360 ONE WAM Ltd.	728,310	8,659,373
*	3i Infotech Ltd.	208,800	50,794
	3M India Ltd.	5,219	1,906,342
*	5Paisa Capital Ltd.	19,179	70,329
	63 Moons Technologies Ltd.	40,183	398,850

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Aarti Drugs Ltd.	194,797	$863,753
	Aarti Industries Ltd.	853,747	4,349,596
	Aarti Pharmalabs Ltd.	237,407	1,666,964
*	Aavas Financiers Ltd.	37,823	539,161
	ABB India Ltd.	60,222	4,568,766
	Abbott India Ltd.	2,195	638,498
	ACC Ltd.	255,148	3,636,660
	Action Construction Equipment Ltd.	341,269	3,825,747
	Acutaas Chemicals Ltd.	29,891	966,919
*	Adani Energy Solutions Ltd.	409,646	7,032,966
	Adani Enterprises Ltd. ADE IN	55,768	1,757,990
*	Adani Green Energy Ltd.	143,540	2,072,553
	Adani Ports & Special Economic Zone Ltd.	1,234,282	21,869,423
*	Adani Power Ltd.	11,730,924	25,886,868
	Adani Total Gas Ltd.	440,596	3,009,866
	ADF Foods Ltd.	159,235	452,209
*	Aditya Birla Capital Ltd.	3,246,945	13,776,686
*	Aditya Birla Fashion & Retail Ltd.	529,913	334,440
*	Aditya Birla Lifestyle Brands Ltd.	428,731	424,903
	Aditya Birla Real Estate Ltd.	279,243	4,149,706
	Aditya Birla Sun Life Asset Management Co. Ltd.	9,955	105,292
Ω	Aditya Vision Ltd.	8,841	57,450
	Advanced Enzyme Technologies Ltd.	280,806	930,045
	Aegis Logistics Ltd.	960,492	12,843,364
*	Aether Industries Ltd.	42,842	700,226
	AGI Greenpac Ltd.	223,797	1,659,409
*	AGI Infra Ltd.	61,249	199,607
	Ahluwalia Contracts India Ltd.	161,895	1,398,952
	AIA Engineering Ltd.	227,018	10,822,775
	Ajanta Pharma Ltd.	343,634	12,496,847
	Ajmera Realty & Infra India Ltd.	167,579	219,708
	Alembic Ltd.	639,254	609,320
	Alembic Pharmaceuticals Ltd.	478,490	3,998,278
	Alkem Laboratories Ltd.	93,046	5,591,636
	Alkyl Amines Chemicals	45,563	849,253
*	Allcargo Global Ltd.	1,983,183	252,951
*	Allcargo Logistics Ltd.	1,441,370	121,231
		Shares	Value»
INDIA — (Continued)
	Amara Raja Energy & Mobility Ltd.	846,729	$8,063,386
*	Amber Enterprises India Ltd.	77,815	6,057,992
	Ambika Cotton Mills Ltd.	3,263	58,523
	Ambuja Cements Ltd.	1,010,442	4,571,148
	Amrutanjan Health Care Ltd.	47,942	258,556
	Anant Raj Ltd.	598,640	3,902,602
	Andhra Sugars Ltd.	363,371	313,307
	Angel One Ltd.	4,437,770	13,831,635
*	Antelopus Selan Energy Ltd.	14,588	125,246
*Ω	Antony Waste Handling Cell Ltd.	62,289	279,228
	Anup Engineering Ltd.	16,690	376,979
	Anupam Rasayan India Ltd.	17,789	224,708
	Apar Industries Ltd.	102,819	15,507,399
	Apcotex Industries Ltd.	90,855	585,665
	APL Apollo Tubes Ltd.	697,148	13,206,830
	Apollo Hospitals Enterprise Ltd.	248,015	23,226,542
	Apollo Pipes Ltd.	18,737	100,764
	Apollo Tyres Ltd.	3,558,807	16,031,070
	Aptus Value Housing Finance India Ltd.	301,168	821,793
*	Arman Financial Services Ltd.	23,243	472,670
	Artemis Medicare Services Ltd.	71,517	224,058
	Arvind Fashions Ltd.	448,260	2,110,145
	Arvind Ltd.	1,510,517	8,155,303
	Arvind SmartSpaces Ltd.	24,609	152,304
	Asahi India Glass Ltd.	423,721	3,888,148
	Ashapura Minechem Ltd.	176,621	1,305,391
	Ashiana Housing Ltd.	148,678	610,331
	Ashok Leyland Ltd.	14,051,516	24,389,018
*	Ashoka Buildcon Ltd.	1,398,768	1,772,226
*	Asian Granito India Ltd.	120,261	68,836
	Asian Paints Ltd.	653,902	18,745,898
Ω	Aster DM Quality Care Ltd.	757,321	6,508,757
	Astra Microwave Products Ltd.	131,490	2,557,718
	Astral Ltd.	387,240	5,881,461
	AstraZeneca Pharma India Ltd.	24,711	2,098,024
	Atul Ltd.	99,494	7,037,035

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	AU Small Finance Bank Ltd.	951,713	$10,432,189
	AurionPro Solutions Ltd.	40,210	309,366
	Aurobindo Pharma Ltd.	1,281,096	21,203,689
*	Aurum Proptech Ltd.	15,015	34,719
	Automotive Axles Ltd.	36,417	687,408
	Avadh Sugar & Energy Ltd.	12,802	67,561
*Ω	Avalon Technologies Ltd.	32,696	618,643
	Avantel Ltd.	142,077	241,248
	Avanti Feeds Ltd.	280,374	2,649,036
*Ω	Avenue Supermarts Ltd.	80,596	3,314,109
*	AvenuesAI Ltd.	9,090,872	1,502,914
	AWL Agri Business Ltd.	408,284	807,002
	Axis Bank Ltd. (AXSB IN)	7,564,390	97,218,948
*	AXISCADES Technologies Ltd.	30,260	492,069
	Bajaj Auto Ltd.	166,258	20,066,461
*	Bajaj Consumer Care Ltd.	466,160	2,560,085
	Bajaj Finance Ltd.	5,549,700	66,342,821
	Bajaj Finserv Ltd.	716,872	15,251,176
*	Bajaj Hindusthan Sugar Ltd.	5,009,249	877,272
	Bajaj Holdings & Investment Ltd.	142,178	16,886,344
	Balaji Amines Ltd.	86,892	1,940,379
	Balkrishna Industries Ltd.	350,093	9,025,146
	Balmer Lawrie & Co. Ltd.	565,989	1,021,430
	Balrampur Chini Mills Ltd.	1,276,271	7,889,859
	Banco Products India Ltd.	329,684	2,198,833
Ω	Bandhan Bank Ltd.	4,418,199	8,048,225
	Bank of Baroda	3,457,661	8,795,802
	Bank of India	2,139,467	3,085,934
	Bank of Maharashtra	5,549,493	4,608,459
	Bannari Amman Sugars Ltd.	8,392	305,702
	BASF India Ltd.	66,119	2,524,761
	Bata India Ltd.	247,402	1,802,014
	Bayer CropScience Ltd.	40,072	1,772,527
	BCL Industries Ltd.	46,382	17,843
	BEML Ltd.	224,870	4,113,109
	Berger Paints India Ltd.	959,473	5,218,579
*	BF Utilities Ltd.	78,019	467,554
		Shares	Value»
INDIA — (Continued)
	Bhagiradha Chemicals & Industries Ltd.	25,939	$78,515
	Bhansali Engineering Polymers Ltd.	681,779	829,552
	Bharat Bijlee Ltd.	33,103	878,380
	Bharat Dynamics Ltd.	120,231	1,578,934
	Bharat Electronics Ltd.	6,148,858	24,988,291
	Bharat Forge Ltd.	914,493	21,116,594
	Bharat Heavy Electricals Ltd.	3,926,186	16,715,134
	Bharat Petroleum Corp. Ltd.	3,789,038	12,680,691
	Bharat Rasayan Ltd.	27,175	364,311
	Bharti Airtel Ltd.	7,023,237	144,801,012
	Biocon Ltd.	841,695	3,756,587
	Birla Corp. Ltd.	188,540	1,761,421
	BirlaNu Ltd.	27,648	388,789
	Birlasoft Ltd.	1,252,951	3,974,591
	Black Box Ltd.	172,839	1,369,141
	Bliss Gvs Pharma Ltd.	161,555	786,021
	BLS International Services Ltd.	316,388	794,443
	Blue Dart Express Ltd.	30,844	1,658,179
	Blue Star Ltd.	416,191	7,318,710
*	Bluspring Enterprises Ltd.	319,135	384,787
	Bombay Burmah Trading Co.	143,301	2,247,197
	Bombay Dyeing & Manufacturing Co. Ltd.	277,891	356,367
*	Borosil Ltd.	54,839	135,308
	Bosch Ltd.	9,561	4,113,676
	Brigade Enterprises Ltd.	729,156	4,409,719
*	Brightcom Group Ltd.	8,065,535	792,006
	Britannia Industries Ltd.	249,992	14,157,118
	BSE Ltd.	845,919	32,308,824
*	Camlin Fine Sciences Ltd.	157,227	210,667
	Campus Activewear Ltd.	195,033	452,952
	Can Fin Homes Ltd.	649,031	5,550,363
	Canara Bank	7,096,084	9,282,858
	Cantabil Retail India Ltd.	54,000	140,320
*	Capacit'e Infraprojects Ltd.	229,639	517,230
	Capital Small Finance Bank Ltd.	22,866	69,853
	Caplin Point Laboratories Ltd.	192,876	5,067,515

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Capri Global Capital Ltd.	112,905	$273,754
	Carborundum Universal Ltd.	516,331	5,738,243
	Care Ratings Ltd.	150,325	2,684,274
*	Cartrade Tech Ltd.	59,830	1,703,252
	Carysil Ltd.	32,629	402,657
	Castrol India Ltd.	2,083,828	4,046,364
	CCL Products India Ltd.	635,126	7,684,835
	CE Info Systems Ltd.	42,977	535,881
	Ceat Ltd.	235,579	8,480,119
*	Ceigall India Ltd.	20,571	73,756
	Cello World Ltd.	5,706	20,551
	Cemindia Projects Ltd.	3,338	47,492
	Central Depository Services India Ltd.	612,230	8,540,551
	Centum Electronics Ltd.	4,202	156,305
	Century Enka Ltd.	66,350	422,012
	Century Plyboards India Ltd.	459,764	3,840,282
	Cera Sanitaryware Ltd.	34,780	2,234,965
	CESC Ltd.	3,525,344	6,110,017
	CG Power & Industrial Solutions Ltd.	2,766,790	24,987,088
	Chalet Hotels Ltd.	110,266	936,401
	Chambal Fertilisers & Chemicals Ltd.	1,758,788	8,084,855
*	Chemplast Sanmar Ltd.	50,135	102,017
	Chennai Petroleum Corp. Ltd.	251,671	3,319,263
*	Choice International Ltd.	93,055	802,245
	Cholamandalam Financial Holdings Ltd.	696,077	11,247,684
	Cholamandalam Investment & Finance Co. Ltd.	1,336,119	25,826,528
	CIE Automotive India Ltd.	939,433	4,016,290
	Cipla Ltd.	1,551,071	23,918,616
	City Union Bank Ltd.	3,793,089	8,186,563
	Clean Science & Technology Ltd.	39,897	307,105
	CMS Info Systems Ltd.	532,908	1,470,386
	Coal India Ltd.	2,682,867	11,654,599
Ω	Cochin Shipyard Ltd.	405,069	6,071,435
	Coforge Ltd.	986,318	17,799,608
*	Cohance Lifesciences Ltd.	88,731	395,397
		Shares	Value»
INDIA — (Continued)
	Colgate-Palmolive India Ltd.	394,869	$8,560,147
	Computer Age Management Services Ltd.	1,232,345	10,266,384
	Concord Biotech Ltd.	3,218	47,911
	Confidence Petroleum India Ltd.	486,879	407,458
	Container Corp. of India Ltd.	830,436	4,562,789
	Coromandel International Ltd.	949,944	20,706,032
	Cosmo First Ltd.	79,068	740,782
	Craftsman Automation Ltd.	1,710	177,017
*	CreditAccess Grameen Ltd.	361,477	6,021,459
	CRISIL Ltd.	103,435	4,704,135
	Crompton Greaves Consumer Electricals Ltd.	3,414,489	9,306,588
*	CSB Bank Ltd.	283,347	981,008
	Cummins India Ltd.	247,524	14,296,197
	Cyient Ltd.	406,149	3,613,136
*Ω	D.P. Abhushan Ltd.	11,725	161,456
	Dabur India Ltd.	1,095,212	4,839,862
	Dalmia Bharat Ltd.	365,954	6,900,649
*	Dalmia Bharat Refractories Ltd.	2,328	0
	Dalmia Bharat Sugar & Industries Ltd.	51,669	189,435
*	Data Patterns India Ltd.	11,577	518,204
	Datamatics Global Services Ltd.	53,697	471,198
	DB Corp. Ltd.	346,095	756,825
	DCB Bank Ltd.	1,729,110	3,368,004
*	DCM Shriram International Ltd.	134,379	103,329
	DCM Shriram Ltd.	373,597	4,033,389
	DCW Ltd.	791,515	381,994
	Ddev Plastiks Industries Ltd.	9,636	27,165
*	DEE Development Engineers Ltd.	4,958	35,231
	Deep Industries Ltd.	43,871	274,921
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	591,136	9,562,746
	Deepak Nitrite Ltd.	342,173	5,943,944
*	Delhivery Ltd.	1,131,698	5,698,441
	Delta Corp. Ltd.	573,884	378,343
*	Devyani International Ltd.	314,356	375,231
	Dhampur Sugar Mills Ltd.	130,325	184,525
*	Dhanlaxmi Bank Ltd.	498,826	167,426

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Dhanuka Agritech Ltd.	108,528	$1,150,120
*	Digitide Solutions Ltd.	167,556	178,730
Ω	Dilip Buildcon Ltd.	275,050	1,228,648
*	Dish TV India Ltd.	4,904,305	147,542
*	Dishman Carbogen Amcis Ltd.	516,045	1,008,037
	Divi's Laboratories Ltd.	174,475	14,781,895
	Dixon Technologies India Ltd.	179,577	25,867,846
	DLF Ltd.	934,731	6,433,879
	D-Link India Ltd.	31,783	150,017
	Dodla Dairy Ltd.	10,179	111,202
	Dollar Industries Ltd.	37,916	105,972
	Doms Industries Ltd.	1,986	47,007
Ω	Dr. Lal PathLabs Ltd.	387,341	7,715,324
#	Dr. Reddy's Laboratories Ltd., ADR	1,350,140	15,999,159
	Dr. Reddy's Laboratories Ltd. (DRRD IN)	1,005,650	12,038,184
*	Dredging Corp. of India Ltd.	5,377	64,258
	Dwarikesh Sugar Industries Ltd.	551,343	212,977
	Dynacons Systems & Solutions Ltd.	4,680	60,381
	eClerx Services Ltd.	386,206	7,484,526
	Edelweiss Financial Services Ltd.	2,387,610	2,877,724
	Eicher Motors Ltd.	332,378	27,275,879
*	EID Parry India Ltd.	845,475	6,742,049
	EIH Associated Hotels	73,136	236,918
	EIH Ltd.	1,092,316	3,743,071
	Eimco Elecon India Ltd.	1,193	22,223
	Elecon Engineering Co. Ltd.	183,393	803,128
*	Electronics Mart India Ltd.	137,969	188,025
	Electrosteel Castings Ltd.	1,880,932	1,392,858
	Elgi Equipments Ltd.	766,623	4,570,037
	Emami Ltd.	1,045,498	4,360,110
*	Embassy Developments Ltd.	918,123	585,647
	Emcure Pharmaceuticals Ltd.	1,415	29,073
Ω	Endurance Technologies Ltd.	148,361	4,275,802
	Engineers India Ltd.	1,864,511	4,298,783
	Epigral Ltd.	96,880	1,106,431
	EPL Ltd.	915,355	2,130,131
		Shares	Value»
INDIA — (Continued)
*Ω	Equitas Small Finance Bank Ltd.	1,963,083	$1,542,124
Ω	Eris Lifesciences Ltd.	192,217	2,726,932
	ESAB India Ltd.	17,748	1,047,315
	Escorts Kubota Ltd.	199,584	6,454,114
*	Eternal Ltd.	1,080,965	3,427,991
*	Eureka Forbes Ltd.	15,872	74,241
	Eveready Industries India Ltd.	28,247	101,356
	Excel Industries Ltd.	19,559	201,718
	Exide Industries Ltd.	2,617,469	12,270,776
	FDC Ltd.	404,562	1,738,911
*	Fedbank Financial Services Ltd.	89,961	144,694
	Federal Bank Ltd.	12,105,353	45,484,648
*	Federal-Mogul Goetze India Ltd.	56,887	281,776
	FIEM Industries Ltd.	77,062	1,876,523
	Filatex India Ltd.	812,196	624,800
	Fine Organic Industries Ltd.	34,393	1,736,206
	Fineotex Chemical Ltd.	639,030	263,624
	Finolex Cables Ltd.	549,480	5,690,489
	Finolex Industries Ltd.	2,111,313	3,589,018
	Firstsource Solutions Ltd.	2,300,225	7,278,146
	Flair Writing Industries Ltd.	10,667	28,812
	Force Motors Ltd.	37,959	7,102,172
	Fortis Healthcare Ltd.	2,235,524	22,110,667
*	FSN E-Commerce Ventures Ltd.	1,868,291	6,538,379
*	Fusion Finance Ltd.	161,401	351,159
	G R Infraprojects Ltd.	9,141	84,721
	Gabriel India Ltd.	641,693	9,700,635
	GAIL India Ltd. (GAIL IN)	6,801,070	12,889,832
	Galaxy Surfactants Ltd.	49,878	1,021,331
	Ganesh Housing Ltd.	81,815	634,432
	Ganesha Ecosphere Ltd.	25,941	322,180
	Garden Reach Shipbuilders & Engineers Ltd.	2,628	71,463
	Garware Hi-Tech Films Ltd.	23,893	1,793,796
	Garware Technical Fibres Ltd.	292,851	2,223,066
	Gateway Distriparks Ltd.	1,880,840	1,142,226
	GE Vernova T&D India Ltd.	220,044	9,926,114
*	Genesys International Corp. Ltd.	4,330	12,329

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Genus Power Infrastructures Ltd.	31,026	$101,537
	Geojit Financial Services Ltd.	649,878	524,143
	GHCL Ltd.	640,054	2,932,883
	GHCL Textiles Ltd.	761,649	909,349
	GIC Housing Finance Ltd.	183,887	284,067
	Gillette India Ltd.	35,406	2,824,297
Ω	Gland Pharma Ltd.	79,968	2,099,242
	GlaxoSmithKline Pharmaceuticals Ltd.	162,034	4,500,422
	Glenmark Pharmaceuticals Ltd.	1,204,820	28,407,519
	Global Health Ltd.	154,537	2,275,353
	Globus Spirits Ltd.	26,771	247,283
	GMM Pfaudler Ltd.	54,198	492,289
*	GMR Airports Ltd.	6,290,245	6,938,423
	GNA Axles Ltd.	27,625	153,991
*	Go Fashion India Ltd.	24,663	84,167
	GOCL Corp. Ltd.	6,992	29,640
	Godawari Power & Ispat Ltd.	1,762,454	4,469,408
	Godfrey Phillips India Ltd.	385,438	8,588,132
Ω	Godrej Agrovet Ltd.	160,971	940,005
	Godrej Consumer Products Ltd.	909,875	10,164,964
*	Godrej Industries Ltd.	349,586	4,830,318
*	Godrej Properties Ltd.	234,847	5,170,966
*	Gokaldas Exports Ltd.	121,004	1,028,505
*	Gokul Agro Resources Ltd.	144,402	340,388
	Goldiam International Ltd.	225,054	885,992
	Goodluck India Ltd.	41,943	665,257
	Granules India Ltd.	1,304,287	11,317,374
	Graphite India Ltd.	522,145	3,592,074
	Grasim Industries Ltd.	725,875	23,540,363
*	Gravita India Ltd.	84,899	1,439,031
	Great Eastern Shipping Co. Ltd.	917,387	13,014,508
	Greaves Cotton Ltd.	529,219	1,319,858
	Greenlam Industries Ltd.	205,934	544,077
*	Greenpanel Industries Ltd.	348,928	707,113
	Greenply Industries Ltd.	375,509	1,114,799
	Grindwell Norton Ltd.	165,136	3,672,297
	GSPL Transmission Ltd.	857,138	1,347,669
	Gufic Biosciences Ltd.	21,038	86,256
		Shares	Value»
INDIA — (Continued)
	Gujarat Alkalies & Chemicals Ltd.	189,124	$1,337,930
	Gujarat Ambuja Exports Ltd.	1,074,280	1,924,387
	Gujarat Energy Ltd.	2,571,415	7,472,394
	Gujarat Fluorochemicals Ltd.	187,170	8,557,195
	Gujarat Industries Power Co. Ltd.	182,981	309,230
	Gujarat Mineral Development Corp. Ltd.	717,644	4,226,394
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	533,661	2,851,212
	Gujarat Pipavav Port Ltd.	1,708,978	2,694,227
	Gujarat State Fertilizers & Chemicals Ltd.	1,335,807	2,226,792
	Gujarat Themis Biosyn Ltd.	2,819	10,598
	Gulf Oil Lubricants India Ltd.	108,690	1,214,111
	Gulshan Chemfill Ltd.	5,056	1,568
	Happiest Minds Technologies Ltd.	242,650	958,037
Ω	Harsha Engineers Ltd.	36,057	151,695
*	Hathway Cable & Datacom Ltd.	898,078	101,446
	Hatsun Agro Product Ltd.	180,239	1,683,078
	Havells India Ltd.	588,700	7,775,518
	HBL Engineering Ltd.	681,227	5,133,003
	HCL Technologies Ltd.	2,918,855	41,237,370
Ω	HDFC Asset Management Co. Ltd.	598,744	16,417,630
	HDFC Bank Ltd.	13,681,395	107,128,534
Ω	HDFC Life Insurance Co. Ltd.	516,609	2,981,258
*	HealthCare Global Enterprises Ltd. HCG IN	157,354	1,113,131
	HEG Ltd.	444,795	3,052,820
	HeidelbergCement India Ltd.	549,879	882,433
	Heritage Foods Ltd.	315,527	1,091,338
	Hero MotoCorp Ltd. (HMCL IN)	500,382	28,257,227
	Hester Biosciences Ltd.	7,540	193,885
	HFCL Ltd.	5,127,775	10,430,741

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	HG Infra Engineering Ltd.	134,428	$758,438
	Hikal Ltd.	337,129	781,717
	Himadri Speciality Chemical Ltd.	1,541,256	12,073,637
	Himatsingka Seide Ltd.	147,294	121,799
	Hind Rectifiers Ltd.	2,580	35,966
	Hindalco Industries Ltd.	4,095,312	41,966,222
*	Hinduja Global Solutions Ltd.	97,454	430,904
	Hindustan Aeronautics Ltd.	539,932	26,286,288
*	Hindustan Construction Co. Ltd.	105,757	23,733
	Hindustan Copper Ltd.	1,665,808	8,621,382
*	Hindustan Foods Ltd.	31,557	189,835
*	Hindustan Oil Exploration Co. Ltd.	258,150	437,219
	Hindustan Petroleum Corp. Ltd.	2,630,550	10,696,692
	Hindustan Unilever Ltd.	882,961	19,418,822
*	Hindware Home Innovation Ltd.	77,680	180,541
	Hitachi Energy India Ltd.	22,578	7,592,864
	HI-Tech Pipes Ltd.	99,817	88,918
Ω	Home First Finance Co. India Ltd.	185,452	2,307,910
	Honda India Power Products Ltd.	19,873	437,196
	Housing & Urban Development Corp. Ltd.	198,933	405,562
	HPL Electric & Power Ltd.	38,956	135,012
*	Hubtown Ltd.	145,235	290,382
	Hyundai Motor India Ltd.	19,771	452,407
	ICICI Bank Ltd. (IBN US), Sponsored ADR	3,088,389	92,620,786
	ICICI Bank Ltd. (ICICIBC IN)	3,903,946	58,611,674
Ω	ICICI Lombard General Insurance Co. Ltd.	295,809	5,043,867
Ω	ICICI Prudential Life Insurance Co. Ltd.	391,016	2,117,917
	ICRA Ltd.	7,584	389,693
*	ideaForge Technology Ltd.	9,492	87,577
		Shares	Value»
INDIA — (Continued)
	IDFC First Bank Ltd.	25,916,624	$23,036,200
*	IFB Industries Ltd.	41,513	567,943
*	IFCI Ltd.	3,346,107	2,673,815
	IIFL Capital Services Ltd.	1,395,481	4,943,291
	IIFL Finance Ltd.	1,438,908	9,149,996
*	Imagicaaworld Entertainment Ltd.	306,701	150,210
*	India Cements Ltd.	528,400	2,192,896
	India Glycols Ltd.	230,264	2,765,706
	India Nippon Electricals Ltd.	13,472	165,976
	India Power Corp. Ltd.	284,965	22,096
Ω	IndiaMart InterMesh Ltd.	13,975	262,960
	Indian Bank	1,296,674	11,326,880
Ω	Indian Energy Exchange Ltd.	1,949,151	2,693,961
	Indian Hotels Co. Ltd.	1,652,302	12,811,863
	Indian Metals & Ferro Alloys Ltd.	61,881	940,367
	Indian Oil Corp. Ltd.	4,889,643	7,158,577
	Indian Railway Catering & Tourism Corp. Ltd.	626,041	3,215,601
Ω	Indian Railway Finance Corp. Ltd.	2,687,487	2,508,422
	Indigo Paints Ltd.	11,626	135,726
	Indo Count Industries Ltd.	568,888	2,373,783
*	Indo Tech Transformers Ltd.	885	31,862
	Indoco Remedies Ltd.	196,229	452,633
*Ω	IndoStar Capital Finance Ltd.	43,899	114,061
	Indraprastha Gas Ltd.	1,939,978	3,089,713
	Indraprastha Medical Corp. Ltd.	64,064	245,201
*	Indus Towers Ltd.	5,301,961	21,829,251
	IndusInd Bank Ltd.	1,098,720	11,635,215
	Info Edge India Ltd.	804,354	10,337,046
	Infosys Ltd. (INFO IN)	7,689,338	91,325,856
#	Infosys Ltd. (INFY US), Sponsored ADR	2,423,448	29,154,079
	Ingersoll Rand India Ltd.	39,168	1,776,981
	Innova Captab Ltd.	2,716	27,754
*	Inox Green Energy Services Ltd.	41,536	76,149
	INOX India Ltd.	10,934	217,654
	Inox Renewable Solutions Ltd.	5,067	544
*	Inox Wind Ltd.	1,275,688	1,044,699
	Insecticides India Ltd.	64,008	429,959

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Intellect Design Arena Ltd.	488,773	$3,688,487
Ω	InterGlobe Aviation Ltd.	322,684	17,493,162
*	Inventurus Knowledge Solutions Ltd.	242	4,655
	IOL Chemicals & Pharmaceuticals Ltd.	736,048	1,128,103
	ION Exchange India Ltd.	135,554	595,789
	Ipca Laboratories Ltd.	817,451	14,923,722
	IRB Infrastructure Developers Ltd.	11,826,030	2,476,546
Ω	IRCON International Ltd.	1,777,049	2,349,238
	ISGEC Heavy Engineering Ltd.	91,723	797,385
	ITC Ltd.	8,037,151	23,661,032
	J Kumar Infraprojects Ltd.	271,366	1,370,766
	Jagran Prakashan Ltd.	192,078	128,617
*	Jai Balaji Industries Ltd.	111,023	66,942
	Jai Corp. Ltd.	310,706	329,518
*	Jain Irrigation Systems Ltd.	712,898	223,293
*	Jaiprakash Power Ventures Ltd.	11,536,262	2,218,767
	Jammu & Kashmir Bank Ltd.	2,851,331	4,666,047
	Jamna Auto Industries Ltd.	1,633,971	2,243,276
*	Jana Small Finance Bank Ltd.	21,912	131,576
	Jash Engineering Ltd.	40,142	211,907
	JBM Auto Ltd.	257,593	1,783,681
	Jeena Sikho Lifecare Ltd.	27,654	171,037
	JG Chemicals Ltd.	2,840	14,898
	Jindal Poly Films Ltd.	173,458	1,150,500
	Jindal Saw Ltd.	3,033,542	8,090,778
	Jindal Stainless Ltd.	3,387,340	26,041,047
	Jindal Steel Ltd.	2,018,082	23,327,907
	Jio Financial Services Ltd.	4,865,547	13,057,260
*	JITF Infralogistics Ltd.	31,327	111,456
	JK Cement Ltd.	193,990	11,132,628
	JK Lakshmi Cement Ltd.	432,301	2,558,657
	JK Paper Ltd.	953,729	3,896,096
	JK Tyre & Industries Ltd.	1,159,437	4,846,643
	JM Financial Ltd.	2,720,935	3,480,859
	JSW Dulux Ltd.	64,183	1,980,470
	JSW Energy Ltd.	1,882,151	10,948,591
		Shares	Value»
INDIA — (Continued)
	JSW Steel Ltd.	2,995,653	$39,918,400
	JTEKT India Ltd.	402,103	591,349
	Jubilant Foodworks Ltd.	1,842,204	8,473,466
	Jubilant Ingrevia Ltd.	841,350	6,480,944
	Jubilant Pharmova Ltd.	678,091	6,674,230
*	Juniper Hotels Ltd.	8,171	16,676
*	Jupiter Wagons Ltd.	302,639	820,301
*	Just Dial Ltd.	73,529	553,467
	Jyothy Labs Ltd.	819,255	1,712,729
*	Jyoti Structures Ltd.	4,646,208	525,293
	Kajaria Ceramics Ltd.	633,334	7,975,425
	Kalpataru Projects International Ltd.	759,279	10,112,337
	Kalyan Jewellers India Ltd.	626,792	4,026,291
	Kalyani Steels Ltd.	203,343	1,857,018
	Kansai Nerolac Paints Ltd.	872,048	1,800,677
	Karnataka Bank Ltd.	1,691,799	5,031,830
	Karur Vysya Bank Ltd.	4,495,835	16,145,820
	Kaveri Seed Co. Ltd.	209,217	1,712,003
	KCP Ltd.	563,447	954,401
	KDDL Ltd.	14,583	501,937
	KEC International Ltd.	875,158	4,310,562
	KEI Industries Ltd.	333,122	17,424,074
*	Kellton Tech Solutions Ltd.	1,446,976	215,854
	Kewal Kiran Clothing Ltd.	68,994	360,039
*	Keystone Realtors Ltd.	10,584	44,271
	Kfin Technologies Ltd.	98,986	970,245
*	Kiri Industries Ltd.	126,194	547,368
	Kirloskar Brothers Ltd.	114,540	2,254,116
	Kirloskar Ferrous Industries Ltd.	215,640	1,084,295
	Kirloskar Industries Ltd.	2,180	89,775
	Kirloskar Oil Engines Ltd.	589,021	13,435,147
	Kirloskar Pneumatic Co. Ltd.	46,953	727,258
	Kitex Garments Ltd.	723,753	1,106,375
	KNR Constructions Ltd.	1,034,251	1,316,048
*	Kolte-Patil Developers Ltd.	185,064	742,770
	Kotak Mahindra Bank Ltd.	5,424,142	22,091,290
	KPIT Technologies Ltd.	1,119,449	6,991,038
	KPR Mill Ltd.	576,942	6,304,186
	KRBL Ltd.	512,858	1,886,253

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Krishana Phoschem Ltd.	13,735	$26,158
*Ω	Krishna Institute of Medical Sciences Ltd.	365,332	3,092,384
	Krsnaa Diagnostics Ltd.	58,952	324,924
	KSB Ltd.	288,911	2,576,817
*	Kwality Wall's India Ltd.	882,961	286,158
	L&T Finance Ltd.	3,982,167	12,975,646
Ω	L&T Technology Services Ltd.	56,420	2,093,341
	LA Opala RG Ltd.	177,889	343,214
	Landmark Cars Ltd.	32,844	186,627
	Larsen & Toubro Ltd.	1,276,319	52,630,891
Ω	Laurus Labs Ltd.	2,145,834	40,823,146
	Laxmi Organic Industries Ltd.	216,977	406,299
*Ω	Lemon Tree Hotels Ltd.	1,733,129	1,988,164
	LG Balakrishnan & Bros Ltd.	189,085	3,138,141
	LIC Housing Finance Ltd.	2,165,830	11,867,389
	Lincoln Pharmaceuticals Ltd.	20,909	126,304
	Linde India Ltd.	53,983	3,829,248
	Lloyds Enterprises Ltd.	293,900	246,435
	Lloyds Metals & Energy Ltd.	33,220	708,937
	LMW Ltd.	18,002	3,000,002
Ω	Lodha Developers Ltd.	184,812	2,407,575
	LT Foods Ltd.	2,083,868	9,017,412
Ω	LTM Ltd.	259,402	11,884,499
	Lumax Auto Technologies Ltd.	231,276	3,804,819
	Lumax Industries Ltd.	15,831	877,499
	Lupin Ltd.	840,853	21,272,704
	LUX Industries Ltd.	32,173	419,532
	Mahanagar Gas Ltd.	175,925	2,052,269
	Maharashtra Scooters Ltd.	8,152	1,113,634
	Maharashtra Seamless Ltd.	413,482	2,438,179
	Mahindra & Mahindra Financial Services Ltd.	3,391,082	13,759,587
	Mahindra & Mahindra Ltd.	2,649,554	94,191,623
*	Mahindra Holidays & Resorts India Ltd.	545,338	1,255,411
	Mahindra Lifespace Developers Ltd.	649,444	2,667,854
		Shares	Value»
INDIA — (Continued)
Ω	Mahindra Logistics Ltd.	66,556	$286,001
	Maithan Alloys Ltd.	39,307	404,711
*	Malco Energy Ltd.	5,827,878	2,175,643
*	Man Industries India Ltd.	74,186	414,807
	Man Infraconstruction Ltd.	731,796	752,937
	Manali Petrochemicals Ltd.	66,550	44,986
	Manappuram Finance Ltd.	5,390,721	21,004,113
	Mangalam Cement Ltd.	73,303	729,948
	Mangalore Refinery & Petrochemicals Ltd.	858,777	1,526,590
	Mankind Pharma Ltd.	14,061	364,208
	Manorama Industries Ltd.	19,669	331,292
	Marico Ltd.	1,984,233	18,066,976
	Marksans Pharma Ltd.	1,890,046	5,109,599
	Maruti Suzuki India Ltd.	149,041	22,235,086
Ω	MAS Financial Services Ltd.	328,573	1,098,079
	Mastek Ltd.	95,442	1,874,717
Ω	Matrimony.com Ltd.	26,450	121,773
*	Max Estates Ltd.	149,452	617,081
*	Max Financial Services Ltd.	46,082	727,410
	Max Healthcare Institute Ltd.	919,893	10,615,520
	Mayur Uniquoters Ltd.	131,844	1,039,590
	Mazagon Dock Shipbuilders Ltd.	59,167	1,476,934
*Ω	Medi Assist Healthcare Services Ltd.	25,951	97,183
*	Medplus Health Services Ltd.	63,027	465,482
*	Meghmani Organics Ltd.	693,794	392,249
	Metro Brands Ltd.	7,458	80,731
Ω	Metropolis Healthcare Ltd.	545,743	3,320,045
	Minda Corp. Ltd.	603,581	4,414,852
Ω	Mishra Dhatu Nigam Ltd.	389,288	1,612,662
	MM Forgings Ltd.	125,050	720,607
	MOIL Ltd.	669,165	1,972,364
	Mold-Tek Packaging Ltd.	11,286	79,427
	Monte Carlo Fashions Ltd.	78,595	429,582

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Morepen Laboratories Ltd.	2,157,035	$1,285,747
	Motherson Sumi Wiring India Ltd.	12,706,801	5,409,297
	Motilal Oswal Financial Services Ltd.	1,235,642	11,041,623
	Mphasis Ltd.	417,152	10,211,242
	MPS Ltd.	9,618	270,817
	MRF Ltd.	7,369	10,265,300
	Mrs Bectors Food Specialities Ltd.	663,255	1,435,894
	MSTC Ltd.	118,793	766,931
	Multi Commodity Exchange of India Ltd.	174,002	4,910,535
	Muthoot Finance Ltd.	840,500	27,539,093
*	Nalwa Sons Investments Ltd.	4,167	241,594
	Narayana Hrudayalaya Ltd.	342,998	7,262,451
	Natco Pharma Ltd.	682,541	6,576,808
	National Aluminium Co. Ltd.	4,489,103	16,536,926
	National Fertilizers Ltd.	433,676	324,245
	Nava Ltd.	1,093,954	6,318,186
	Navin Fluorine International Ltd.	2,325	184,691
*Ω	Navkar Corp. Ltd.	43,239	46,410
	Navneet Education Ltd.	599,027	841,648
*	Nazara Technologies Ltd.	136,493	483,675
	NBCC India Ltd.	5,014,186	4,975,425
	NCC Ltd.	2,922,154	4,327,792
	NCL Industries Ltd.	99,995	190,468
	NELCO Ltd.	52,146	557,528
	Neogen Chemicals Ltd.	33,927	719,473
	NESCO Ltd.	154,142	1,712,329
	Nestle India Ltd.	1,732,448	27,314,419
	Neuland Laboratories Ltd.	39,882	7,962,376
	Newgen Software Technologies Ltd.	209,083	1,217,120
	NHPC Ltd.	7,890,262	6,507,281
	NIIT Learning Systems Ltd.	689,983	1,737,572
	NIIT Ltd.	686,915	684,922
	Nilkamal Ltd.	43,968	833,994
Ω	Nippon Life India Asset Management Ltd.	622,300	7,570,655
	Nitin Spinners Ltd.	68,936	392,912
	NLC India Ltd.	922,735	2,877,805
	NMDC Ltd.	15,233,946	13,588,074
		Shares	Value»
INDIA — (Continued)
*	NMDC Steel Ltd.	2,669,014	$1,205,115
	NOCIL Ltd.	604,682	1,037,472
	NRB Bearings Ltd.	435,102	1,862,002
	NTPC Ltd.	6,681,533	24,252,623
	Nucleus Software Exports Ltd.	65,108	466,903
	Nuvama Wealth Management Ltd.	204,334	3,832,015
*	Nuvoco Vistas Corp. Ltd.	65,911	238,324
	Oberoi Realty Ltd.	443,445	8,478,265
	Oil & Natural Gas Corp. Ltd.	3,539,415	9,008,582
	Oil India Ltd.	1,803,896	8,704,095
	Olectra Greentech Ltd.	1,214	16,860
	One 97 Communications Ltd.	499,764	7,002,425
	Oracle Financial Services Software Ltd.	116,408	13,667,370
*	Orchid Pharma Ltd.	12,326	127,880
	Orient Cement Ltd.	587,004	841,477
	Orient Electric Ltd.	485,744	882,499
*	Orient Green Power Co. Ltd.	1,237,210	128,652
	Oriental Hotels Ltd.	238,612	330,188
	Page Industries Ltd.	25,234	10,642,109
	Paisalo Digital Ltd.	2,508,821	1,860,641
*	Panacea Biotec Ltd.	34,137	150,174
	Panama Petrochem Ltd.	207,019	984,842
Ω	Paradeep Phosphates Ltd.	88,433	136,060
Ω	Parag Milk Foods Ltd., Class F	261,099	583,231
*	Paramount Communications Ltd.	100,630	68,066
	Patanjali Foods Ltd.	384,734	1,426,461
*	Patel Engineering Ltd.	3,048,972	873,922
*	PB Fintech Ltd.	116,335	1,953,612
*	PC Jeweller Ltd.	13,697,811	1,328,525
	PCBL Chemical Ltd.	1,853,318	6,161,692
	PDS Ltd.	73,039	278,395
	Pearl Global Industries Ltd.	38,834	839,370
*	Pennar Industries Ltd.	463,191	802,840
	Persistent Systems Ltd.	470,617	27,316,404
	Petronet LNG Ltd.	4,850,771	14,231,203
	Phoenix Mills Ltd.	573,942	11,388,993
	PI Industries Ltd.	243,958	7,048,628
*	Piccadily Agro Industries Ltd.	17,335	133,458
	Pidilite Industries Ltd.	678,560	11,432,026

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Piramal Finance Ltd.	704,559	$15,247,377
	Piramal Pharma Ltd.	2,629,317	5,371,894
	Pitti Engineering Ltd.	33,860	326,489
	PIX Transmissions Ltd.	13,369	233,874
Ω	PNB Housing Finance Ltd.	745,043	8,159,821
	PNC Infratech Ltd.	763,704	1,971,728
	Pokarna Ltd.	63,170	615,830
	Poly Medicure Ltd.	47,553	847,964
	Polycab India Ltd.	98,789	9,416,757
	Polyplex Corp. Ltd.	111,995	1,296,657
	Pondy Oxides & Chemicals Ltd.	8,667	47,861
*	Poonawalla Fincorp Ltd.	1,090,699	5,291,697
	Power Finance Corp. Ltd.	7,462,064	33,220,869
	Power Grid Corp. of India Ltd.	7,953,436	23,671,460
	Power Mech Projects Ltd.	80,290	2,155,124
	Praj Industries Ltd.	620,903	2,029,839
	Prakash Industries Ltd.	743,434	959,529
Ω	Prataap Snacks Ltd.	40,447	491,703
	Precision Wires India Ltd.	166,268	650,622
	Premier Explosives Ltd. (PRE IN)	33,363	232,195
	Prestige Estates Projects Ltd.	809,683	13,719,876
	Pricol Ltd.	740,399	5,416,106
*	Prime Focus Ltd.	170,454	512,751
	Prime Securities Ltd.	4,620	13,460
	Prince Pipes & Fittings Ltd.	170,585	471,345
*	Prism Johnson Ltd.	818,347	913,301
	Privi Speciality Chemicals Ltd.	39,105	1,487,680
	Procter & Gamble Health Ltd.	50,281	3,490,856
	Procter & Gamble Hygiene & Health Care Ltd.	20,779	1,873,071
	Prudent Corporate Advisory Services Ltd.	354	12,174
*	PSP Projects Ltd.	2,604	26,748
*	PTC India Financial Services Ltd.	775,577	224,819
	PTC India Ltd.	1,958,139	3,602,221
	Punjab National Bank	4,078,187	4,812,199
*	Puravankara Ltd.	142,837	316,398
*	PVR Inox Ltd.	111,316	1,311,175
Ω	Quess Corp. Ltd.	258,659	896,669
		Shares	Value»
INDIA — (Continued)
	R Systems International Ltd.	25,250	$69,355
	RACL Geartech Ltd.	3,137	41,413
	Radico Khaitan Ltd.	158,547	7,222,797
	Raghav Productivity Enhancers Ltd.	8,742	112,617
	Railtel Corp. of India Ltd.	100,900	301,543
	Rain Industries Ltd.	1,116,293	2,596,966
	Rainbow Children's Medicare Ltd.	1,175	18,771
*	Rajesh Exports Ltd.	461,534	409,779
	Rajratan Global Wire Ltd.	3,728	19,420
	Rallis India Ltd.	570,087	1,298,903
	Ram Ratna Wires Ltd.	6,678	31,314
*	Rama Steel Tubes Ltd.	2,203,561	96,322
	Ramco Cements Ltd.	614,303	5,920,902
	Ramco Industries Ltd.	179,017	611,876
*	Ramco Systems Ltd.	32,918	200,395
	Ramkrishna Forgings Ltd.	433,555	2,962,906
*	Ramky Infrastructure Ltd.	49,001	194,709
	Rane Holdings Ltd.	29,007	529,039
	Rane Madras Ltd.	1,121	13,604
	Rashi Peripherals Ltd.	10,585	92,341
	Rashtriya Chemicals & Fertilizers Ltd.	1,821,196	2,423,969
*	Rategain Travel Technologies Ltd.	4,305	41,566
	Ratnamani Metals & Tubes Ltd.	126,633	3,131,700
*	RattanIndia Power Ltd.	14,089,147	1,290,898
	Raymond Lifestyle Ltd.	208,682	1,558,582
*	Raymond Ltd.	263,472	1,600,586
*	Raymond Realty Ltd.	263,472	1,771,597
Ω	RBL Bank Ltd.	2,795,826	10,942,635
	REC Ltd.	10,980,977	42,892,231
	Redington Ltd.	5,892,276	19,788,397
	Redtape Ltd.	1,334,660	1,854,553
	Relaxo Footwears Ltd.	140,883	600,087
	Reliance Industrial Infrastructure Ltd.	38,384	297,839
Ω	Reliance Industries Ltd. (RIGD LI), Sponsored GDR	466	25,578
	Reliance Industries Ltd. (RIL IN)	10,243,189	139,943,800
*	Reliance Infrastructure Ltd.	931,242	585,985

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Reliance Power Ltd.	18,083,904	$4,438,993
*	Religare Enterprises Ltd.	618,752	1,639,885
	Repco Home Finance Ltd.	219,044	882,442
	Responsive Industries Ltd.	33,873	60,851
*	Restaurant Brands Asia Ltd.	59,834	41,755
	Rhi Magnesita India Ltd.	35,748	145,325
	Rico Auto Industries Ltd.	501,343	745,767
	RITES Ltd.	641,715	1,440,329
	Rossari Biotech Ltd.	62,638	330,877
	Route Mobile Ltd.	88,319	498,500
	RPG Life Sciences Ltd.	6,031	175,644
*	RPSG Ventures Ltd.	56,041	549,880
*	RSWM Ltd.	176,064	395,731
	Safari Industries India Ltd.	66,290	1,076,763
*	Sagar Cements Ltd.	206,771	377,732
	Saksoft Ltd.	54,870	97,564
*Ω	Salasar Techno Engineering Ltd.	1,233,023	75,975
*	SAMHI Hotels Ltd.	21,609	40,735
*	Sammaan Capital Ltd.	2,893,051	4,924,318
	Samvardhana Motherson International Ltd.	16,350,214	25,849,248
	Sandhar Technologies Ltd.	118,880	778,032
	Sandur Manganese & Iron Ores Ltd.	135,792	303,062
	Sangam India Ltd.	80,528	512,111
	Sanghvi Movers Ltd.	177,908	764,303
	Sanofi Consumer Healthcare India Ltd.	1,418	68,619
	Sanofi India Ltd.	40,404	1,405,566
Ω	Sansera Engineering Ltd.	85,944	3,024,379
*	Sapphire Foods India Ltd.	252,111	487,148
	Sarda Energy & Minerals Ltd.	750,664	4,082,317
	Saregama India Ltd.	257,554	1,403,688
	Sasken Technologies Ltd.	20,181	386,068
*	Satin Creditcare Network Ltd.	348,379	870,782
	Savita Oil Technologies Ltd.	147,447	926,365
*	SBFC Finance Ltd.	580,355	550,138
		Shares	Value»
INDIA — (Continued)
	SBI Cards & Payment Services Ltd.	291,861	$2,017,232
Ω	SBI Life Insurance Co. Ltd.	574,935	11,385,281
	Schaeffler India Ltd.	147,381	6,298,280
*	Schneider Electric Infrastructure Ltd.	249,896	3,543,663
*	SEAMEC Ltd.	28,558	431,281
	Senco Gold Ltd.	34,808	146,948
*	SEPC Ltd.	3,970,318	247,654
	Seshasayee Paper & Boards Ltd.	139,708	351,872
*	SG Finserve Ltd.	6,602	47,233
Ω	SH Kelkar & Co. Ltd.	251,700	432,634
	Shaily Engineering Plastics Ltd.	26,831	857,629
	Shakti Pumps India Ltd.	181,026	985,816
	Shankara Buildpro Ltd.	58,638	767,326
	Shanthi Gears Ltd.	29,208	125,718
	Sharda Cropchem Ltd.	223,457	1,921,684
	Sharda Motor Industries Ltd.	106,932	978,724
	Share India Securities Ltd.	362,351	678,127
*	Sheela Foam Ltd.	43,411	357,730
	Shilpa Medicare Ltd.	395,885	2,549,123
	Shipping Corp. of India Land & Assets Ltd.	1,289,688	557,298
	Shipping Corp. of India Ltd.	1,423,653	4,326,474
	Shivalik Bimetal Controls Ltd.	38,651	302,255
*	Shoppers Stop Ltd.	152,109	619,006
	Shree Cement Ltd.	21,048	5,864,739
*	Shree Renuka Sugars Ltd.	121,308	27,777
	Shriram Finance Ltd.	5,149,860	56,416,189
	Shriram Pistons & Rings Ltd.	74,309	3,414,891
*	Shriram Properties Ltd.	176,538	155,755
	Shyam Metalics & Energy Ltd.	62,833	676,544
	Siemens Energy India Ltd.	54,253	1,839,667
*	Siemens Ltd.	54,253	2,126,715
*	Sigma Advanced Systems Ltd.	12,851	84,236
*	Simplex Infrastructures Ltd.	1,551	3,816
*	Sindhu Trade Links Ltd.	41,701	10,699
Ω	Sirca Paints India Ltd.	3,060	13,467

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	SIS Ltd.	170,834	$757,005
	Siyaram Silk Mills Ltd.	110,076	696,739
	SJS Enterprises Ltd.	75,151	1,879,814
	SJVN Ltd.	401,427	290,292
*	SKF India Industrial Ltd.	127,053	3,648,634
	SKF India Ltd.	129,292	2,005,555
	Skipper Ltd.	71,504	394,412
	SML Mahindra Ltd.	4,113	244,971
	SMS Pharmaceuticals Ltd.	12,995	51,019
	Sobha Ltd.	405,439	5,833,923
	Solar Industries India Ltd.	126,873	24,414,596
*	Solara Active Pharma Sciences Ltd.	82,737	446,441
*	Som Distilleries & Breweries Ltd.	14,461	10,877
	Somany Ceramics Ltd.	92,222	471,171
Ω	Sona Blw Precision Forgings Ltd.	29,073	234,147
	Sonata Software Ltd.	1,017,553	3,420,879
	South Indian Bank Ltd.	11,260,311	5,525,810
	Southern Petrochemical Industries Corp. Ltd.	88,125	61,458
	SP Apparels Ltd.	24,707	257,580
*	Spandana Sphoorty Financial Ltd.	83,040	226,063
*	SPML Infra Ltd.	4,483	9,064
	SRF Ltd.	628,484	17,283,364
	Star Cement Ltd.	580,420	1,232,105
*	Star Health & Allied Insurance Co. Ltd.	101,439	634,219
	State Bank of India (SBID LI), GDR	13,327	1,451,971
	State Bank of India (SBIN IN)	5,075,462	54,634,901
	State Bank of India (SBKFF US), GDR	5,089	550,630
	Steel Authority of India Ltd.	4,980,889	8,817,998
	Steelcast Ltd.	5,630	18,575
*	Sterlite Technologies Ltd.	1,257,227	7,343,052
*	STL Networks Ltd.	1,142,828	290,631
	Stove Kraft Ltd.	12,205	100,081
	Strides Pharma Science Ltd.	378,217	4,083,229
*	Stylam Industries Ltd.	27,206	965,141
	Styrenix Performance Materials Ltd.	23,339	607,003
*	Subex Ltd.	2,186,579	282,483
		Shares	Value»
INDIA — (Continued)
	Subros Ltd.	162,528	$1,399,537
	Sudarshan Chemical Industries Ltd.	141,479	1,512,588
	Sumitomo Chemical India Ltd.	223,430	1,199,826
	Sun Pharmaceutical Industries Ltd. (SUNP IN)	1,278,200	26,604,011
	Sun TV Network Ltd.	885,946	4,720,496
	Sundaram Finance Ltd.	161,948	7,922,537
	Sundaram-Clayton Ltd.	16,789	220,124
	Sundram Fasteners Ltd.	645,355	6,626,628
	Sunflag Iron & Steel Co. Ltd.	207,503	797,971
	Sunteck Realty Ltd.	315,043	1,000,368
	Suprajit Engineering Ltd.	474,584	2,516,030
	Supreme Industries Ltd.	278,868	10,164,062
	Supreme Petrochem Ltd.	478,089	3,584,573
	Supriya Lifescience Ltd.	55,562	504,008
	Surya Roshni Ltd.	631,291	1,578,235
*	Suryoday Small Finance Bank Ltd.	63,722	108,435
*	Suzlon Energy Ltd.	34,068,415	17,133,372
	Swaraj Engines Ltd.	35,022	1,330,181
	Symphony Ltd.	66,659	480,722
*	Syncom Formulations India Ltd.	422,986	58,259
Ω	Syngene International Ltd.	966,439	3,907,589
	TAJGVK Hotels & Resorts Ltd.	41,155	156,581
	Talbros Automotive Components Ltd.	61,798	264,753
	Tamil Nadu Newsprint & Papers Ltd.	194,108	307,123
	Tamilnad Mercantile Bank Ltd.	114,663	1,026,191
	Tamilnadu Petroproducts Ltd.	157,263	157,159
	Tanla Platforms Ltd.	337,135	2,071,690
*	TARC Ltd.	370,904	534,153
	Tata Chemicals Ltd.	912,800	6,436,932
	Tata Communications Ltd.	526,741	9,686,944
	Tata Consultancy Services Ltd.	1,884,702	46,766,519
	Tata Consumer Products Ltd.	790,850	8,965,339
	Tata Elxsi Ltd.	125,699	4,850,588
	Tata Motors Ltd./new	6,634,894	30,260,475

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Tata Motors Passenger Vehicles Ltd.	6,634,894	$23,641,592
	Tata Power Co. Ltd.	3,061,437	12,217,360
	Tata Steel Ltd.	22,581,634	45,001,563
	Tata Technologies Ltd.	27,485	215,037
	Tatva Chintan Pharma Chem Pvt Ltd.	5,992	112,220
	TCI Express Ltd.	88,976	501,640
	TCPL Packaging Ltd.	2,919	96,376
	TD Power Systems Ltd.	464,417	5,494,921
*	TeamLease Services Ltd.	1,586	20,444
	Tech Mahindra Ltd.	1,561,211	27,150,516
	Techno Electric & Engineering Co. Ltd.	364,168	3,737,356
	Technocraft Industries India Ltd.	11,543	310,668
	Tega Industries Ltd.	20,375	317,044
Ω	Tejas Networks Ltd.	28,394	152,600
	Texmaco Infrastructure & Holdings Ltd.	52,756	63,022
	Texmaco Rail & Engineering Ltd.	978,434	1,143,763
	Thanga Mayil Jewellery Ltd.	24,469	1,340,066
	Thejo Engineering Ltd.	7,476	165,247
	Thermax Ltd.	64,548	2,909,588
	Thirumalai Chemicals Ltd.	500,890	923,435
	Thomas Cook India Ltd.	821,061	900,508
Ω	Thyrocare Technologies Ltd.	253,142	1,534,271
	Tilaknagar Industries Ltd.	369,389	1,802,215
	Time Technoplast Ltd.	2,690,788	5,865,317
	Timken India Ltd.	133,069	4,375,779
	Tips Music Ltd.	108,947	761,359
	Titagarh Rail System Ltd.	282,677	2,427,425
	Titan Co. Ltd.	735,289	37,615,711
	Torrent Pharmaceuticals Ltd.	733,408	39,520,635
	Torrent Power Ltd.	802,309	11,844,899
	Tourism Finance Corp. of India Ltd.	1,739,430	1,854,640
	Transport Corp. of India Ltd.	291,382	2,843,408
	Trent Ltd.	561,339	17,649,399
	Trident Ltd.	8,744,159	2,266,282
		Shares	Value»
INDIA — (Continued)
	Triveni Engineering & Industries Ltd.	703,446	$1,637,125
	Triveni Power Transmission Ltd.	234,482	1,338,475
	Triveni Turbine Ltd.	758,868	4,789,120
	TTK Prestige Ltd.	228,067	1,531,932
	Tube Investments of India Ltd.	430,523	12,405,483
	TV Today Network Ltd.	41,437	48,771
	TVS Holdings Ltd.	21,759	3,350,776
	TVS Motor Co. Ltd.	633,055	28,586,977
	TVS Srichakra Ltd.	24,715	1,020,727
*	TVS Supply Chain Solutions Ltd.	31,753	44,907
	Uflex Ltd.	291,692	1,436,482
*	Ugro Capital Ltd.	226,267	226,406
*Ω	Ujjivan Small Finance Bank Ltd.	10,465,805	7,871,777
	UltraTech Cement Ltd.	136,787	17,031,100
*	Unichem Laboratories Ltd.	191,703	1,034,416
	Union Bank of India Ltd.	5,175,487	9,260,599
	Uniparts India Ltd.	4,957	37,798
	United Breweries Ltd.	92,666	1,389,082
	United Spirits Ltd.	785,985	12,480,873
	Universal Cables Ltd.	8,915	126,194
	UNO Minda Ltd.	979,059	12,104,260
	UPL Ltd.	3,211,025	20,281,619
	Usha Martin Ltd.	1,093,426	5,693,533
	UTI Asset Management Co. Ltd.	208,439	1,970,634
*	V2 Retail Ltd.	159,570	364,471
	VA Tech Wabag Ltd.	308,623	6,381,981
	Vadilal Industries Ltd.	7,736	585,768
	Vaibhav Global Ltd.	293,608	820,997
*	Valor Estate Ltd.	702,169	830,305
	Vardhman Special Steels Ltd.	16,776	53,437
	Vardhman Textiles Ltd.	1,004,596	6,164,810
Ω	Varroc Engineering Ltd.	264,652	1,888,323
	Varun Beverages Ltd.	2,814,547	12,974,543
	Vedant Fashions Ltd.	41,854	181,222
*	Vedanta Aluminium Metal Ltd.	5,827,878	27,729,986
*	Vedanta Iron & Steel Ltd.	5,827,878	1,971,639
	Vedanta Ltd.	5,827,878	16,185,587
*	Vedanta Power Ltd.	5,827,878	2,107,235
	Veedol Corp. Ltd.	35,157	517,398
	Venky's India Ltd.	30,630	484,396
Ω	Venus Pipes & Tubes Ltd.	8,139	143,519

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Veranda Learning Solutions Ltd.	16,313	$44,768
	Vesuvius India Ltd.	281,662	1,307,363
	V-Guard Industries Ltd.	1,015,397	3,348,450
	Vijaya Diagnostic Centre Ltd.	58,114	819,966
	Vimta Labs Ltd.	130,105	827,941
	Vinati Organics Ltd.	169,333	2,308,476
	Vindhya Telelinks Ltd.	27,832	582,138
	Vintage Coffee & Beverages Ltd.	84,693	132,158
	Vishnu Chemicals Ltd.	67,544	431,569
*	V-Mart Retail Ltd.	108,852	879,780
*	Vodafone Idea Ltd.	36,338,239	4,958,758
	Voltamp Transformers Ltd.	26,446	2,756,471
	Voltas Ltd.	262,905	3,642,786
	VRL Logistics Ltd.	525,623	1,459,926
	VST Industries Ltd.	335,739	779,497
	VST Tillers Tractors Ltd.	26,587	1,238,058
*	Waaree Renewable Technologies Ltd.	6,490	62,063
*	Walchandnagar Industries Ltd.	42,046	101,451
*	Websol Energy System Ltd.	364,757	370,187
	Welspun Corp. Ltd.	1,123,115	19,418,399
	Welspun Enterprises Ltd.	447,557	2,789,340
	Welspun Living Ltd.	2,856,805	4,662,152
	West Coast Paper Mills Ltd.	427,269	2,552,627
	Westlife Foodworld Ltd.	191,875	1,019,422
	Wheels India Ltd.	10,357	152,706
	Whirlpool of India Ltd.	120,592	1,013,575
	Windlas Biotech Ltd.	10,713	96,449
	Wipro Ltd.	6,085,459	11,744,174
*	Wockhardt Ltd.	363,362	7,456,731
	Wonderla Holidays Ltd.	112,920	564,059
	XPRO India Ltd.	3,458	54,936
*	Yatra Online Ltd.	74,022	82,697
*	Yes Bank Ltd.	26,209,151	6,254,227
	Zee Entertainment Enterprises Ltd.	4,117,978	4,926,041
*	Zee Media Corp. Ltd.	1,658,956	130,966
	Zensar Technologies Ltd.	697,919	3,712,601
	ZF Commercial Vehicle Control Systems India Ltd.	7,923	200,969
	Zydus Lifesciences Ltd.	872,896	10,289,435
		Shares	Value»
INDIA — (Continued)
	Zydus Wellness Ltd.	353,228	$2,146,182
TOTAL INDIA			5,331,357,123
INDONESIA — (0.8%)
	ABM Investama Tbk. PT	2,983,900	417,610
	Adi Sarana Armada Tbk. PT	10,878,700	368,062
	AKR Corporindo Tbk. PT	50,444,200	4,114,724
	Alam Sutera Realty Tbk. PT	57,613,200	374,079
	Alamtri Minerals Indonesia Tbk. PT	8,367,000	703,151
	Alamtri Resources Indonesia Tbk. PT	67,937,500	9,288,296
*	Allo Bank Indonesia Tbk. PT	1,007,600	53,094
	Aneka Tambang Tbk. PT	46,583,119	7,423,814
*	Apollo Global Interactive Tbk. PT	305,300	28,542
	Arwana Citramulia Tbk. PT	21,180,000	576,659
	Aspirasi Hidup Indonesia Tbk. PT	38,504,800	769,898
	Astra Agro Lestari Tbk. PT	1,363,722	520,182
	Astra International Tbk. PT	45,753,600	12,997,695
	Astra Otoparts Tbk. PT	7,175,900	1,098,223
	Asuransi Tugu Pratama Indonesia Tbk. PT	1,226,100	82,997
	Avia Avian Tbk. PT	16,801,500	302,819
*††	Bakrie Telecom Tbk. PT	35,294,139	0
*	Bank Aladin Syariah Tbk. PT	918,400	14,294
	Bank Amar Indonesia Tbk. PT	14,210,610	174,281
*	Bank Artha Graha Internasional Tbk. PT	2,753,300	21,416
	Bank BTPN Syariah Tbk. PT	13,690,300	753,609
*	Bank Capital Indonesia Tbk. PT	19,162,000	122,413
	Bank Central Asia Tbk. PT	75,923,300	26,609,199
*	Bank China Construction Bank Indonesia Tbk. PT	17,420,100	66,805
*	Bank Ganesha Tbk. PT	16,599,000	105,073

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Bank Ina Perdana PT	2,303,200	$561,632
*	Bank Jago Tbk. PT	3,950,600	268,145
*	Bank KB Indonesia Tbk. PT	142,642,188	411,963
	Bank Mandiri Persero Tbk. PT	77,586,472	18,052,030
*	Bank Mayapada International Tbk. PT	15,242,750	166,045
	Bank Maybank Indonesia Tbk. PT	9,420,600	99,992
	Bank Negara Indonesia Persero Tbk. PT	29,841,860	5,843,336
*	Bank Neo Commerce Tbk. PT	34,151,500	501,281
	Bank OCBC Nisp Tbk. PT	12,775,100	915,509
	Bank Pan Indonesia Tbk. PT	28,383,700	1,411,191
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	17,275,557	757,722
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	20,684,500	597,374
	Bank Rakyat Indonesia Persero Tbk. PT	71,249,459	11,982,437
	Bank Syariah Indonesia Persero Tbk. PT	17,700,000	1,787,832
*	Bank Tabungan Negara Persero Tbk. PT	46,063,754	3,101,939
*	Barito Pacific Tbk. PT	18,433,688	1,875,322
	BFI Finance Indonesia Tbk. PT	42,271,500	2,148,793
	BISI International Tbk. PT	11,631,812	426,595
	Blue Bird Tbk. PT	4,672,300	418,312
*	Buana Lintas Lautan Tbk. PT	112,750,400	2,828,139
*	Bukalapak.com Tbk. PT	207,481,700	1,357,691
	Bukit Asam Persero Tbk. PT	30,545,200	3,945,543
*	Buma Internasional Grup Tbk. PT	26,870,000	326,306
*	Bumi Resources Minerals Tbk. PT	42,444,300	1,314,970
*	Bumi Resources Tbk. PT	76,970,700	700,927
*	Bumi Serpong Damai Tbk. PT	24,259,000	767,781
		Shares	Value»
INDONESIA — (Continued)
*	Capital Financial Indonesia Tbk. PT	4,656,000	$474,331
	Catur Sentosa Adiprana Tbk. PT	864,200	13,930
*	Cemindo Gemilang PT	7,957,900	353,329
	Charoen Pokphand Indonesia Tbk. PT	19,134,960	3,503,961
Ω	Cikarang Listrindo Tbk. PT	9,613,100	387,053
	Ciputra Development Tbk. PT	62,704,915	2,001,351
	Cisarua Mountain Dairy Tbk. PT	2,029,300	519,937
*	Citra Marga Nusaphala Persada Tbk. PT	19,749,671	1,473,623
*	City Retail Developments Tbk. PT	11,633,200	96,215
*	Darma Henwa Tbk. PT	12,588,700	320,243
	Dayamitra Telekomunikasi PT	9,394,000	241,411
	Dharma Satya Nusantara Tbk. PT	31,617,400	2,348,212
	Elang Mahkota Teknologi Tbk. PT	19,151,700	563,004
	Elnusa Tbk. PT	27,545,600	1,063,584
*	Energi Mega Persada Tbk. PT	47,484,100	3,413,850
	Erajaya Swasembada Tbk. PT	59,137,800	1,375,989
	ESSA Industries Indonesia Tbk. PT	29,753,100	1,057,103
	Gajah Tunggal Tbk. PT	9,225,900	628,959
	Garudafood Putra Putri Jaya Tbk. PT	24,325,000	396,763
	Golden Energy Mines Tbk. PT	88,300	31,765
	Gudang Garam Tbk. PT	2,035,800	2,148,469
*	Harum Energy Tbk. PT	12,371,200	574,802
	Hexindo Adiperkasa Tbk. PT	1,402,556	348,246
*	Impack Pratama Industri Tbk. PT	37,017,100	3,162,141
	Indah Kiat Pulp & Paper Tbk. PT	13,163,200	6,118,894
	Indika Energy Tbk. PT	11,638,200	1,696,917
	Indo Tambangraya Megah Tbk. PT	2,735,000	3,733,819
	Indocement Tunggal Prakarsa Tbk. PT	4,159,400	1,079,018

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Indofood CBP Sukses Makmur Tbk. PT	3,291,000	$1,275,448
	Indofood Sukses Makmur Tbk. PT	21,574,400	8,352,473
	Indomobil Sukses Internasional Tbk. PT	1,383,500	65,493
	Indosat Tbk. PT	16,217,500	1,706,560
*	Industri dan Perdagangan Bintraco Dharma Tbk. PT	6,859,500	34,771
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	31,741,388	638,771
*††	Inti Agri Resources Tbk. PT	10,879,700	0
*	Intiland Development Tbk. PT	8,424,400	54,922
	Japfa Comfeed Indonesia Tbk. PT	56,204,600	6,725,021
	Jasa Marga Persero Tbk. PT	6,817,058	1,038,069
	Jaya Real Property Tbk. PT	5,813,800	349,227
	Kalbe Farma Tbk. PT	40,299,400	1,618,508
	Kawasan Industri Jababeka Tbk. PT	99,707,045	719,595
	KMI Wire & Cable Tbk. PT	28,325,800	509,516
*	Krakatau Steel Persero Tbk. PT	6,571,300	81,994
*	Lippo Karawaci Tbk. PT	320,774,862	1,067,608
	Malindo Feedmill Tbk. PT	958,400	36,045
	Map Aktif Adiperkasa PT	45,774,600	1,654,364
	Mayora Indah Tbk. PT	18,189,125	1,704,047
*	MD Entertainment Tbk. PT	1,927,540	113,274
	MDS Retailing Tbk. PT	4,419,200	383,390
	Medco Energi Internasional Tbk. PT	63,757,160	4,547,274
*	Media Nusantara Citra Tbk. PT	42,646,693	497,073
	Medikaloka Hermina Tbk. PT	33,006,600	1,464,972
*	Merdeka Battery Materials Tbk. PT	25,218,000	704,098
*	Merdeka Copper Gold Tbk. PT	4,123,762	620,512
		Shares	Value»
INDONESIA — (Continued)
*	Metro Healthcare Indonesia Tbk. PT	56,195,600	$1,326,295
	Metrodata Electronics Tbk. PT	33,551,200	943,714
	Metropolitan Kentjana Tbk. PT	33,300	40,308
	Midi Utama Indonesia Tbk. PT	8,301,600	130,833
	Mitra Keluarga Karyasehat Tbk. PT	13,523,500	1,325,914
	Mitra Pinasthika Mustika Tbk. PT	7,975,400	446,890
*	MNC Digital Entertainment Tbk. PT	24,850,400	552,807
*	MNC Tourism Indonesia Tbk. PT	105,612,800	487,493
	Mulia Industrindo Tbk. PT	13,252,200	170,830
*	Multipolar Tbk. PT	17,123,900	92,577
	Pabrik Kertas Tjiwi Kimia Tbk. PT	7,542,700	2,698,921
*	Pacific Strategic Financial Tbk. PT	13,178,000	484,506
	Pakuwon Jati Tbk. PT	81,063,500	1,198,419
	Pam Mineral Tbk. PT	1,707,300	45,186
*	Panin Financial Tbk. PT	107,791,300	1,363,360
*	Paninvest Tbk. PT	7,925,300	319,142
	Pantai Indah Kapuk Dua Tbk. PT	490,428	169,506
	Perusahaan Gas Negara Persero Tbk. PT	22,170,600	1,847,382
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	17,536,600	1,391,357
*	Petrindo Jaya Kreasi Tbk. PT	27,884,400	1,014,477
*	Petrosea Tbk. PT	8,342,300	2,162,396
*††	Pool Advista Indonesia Tbk. PT	8,941,700	4,659
*	PP Persero Tbk. PT	15,633,990	176,166
	Prodia Widyahusada Tbk. PT	1,260,600	168,050
	Puradelta Lestari Tbk. PT	41,992,700	344,888
	Rukun Raharja Tbk. PT	19,017,500	932,842
	Salim Ivomas Pratama Tbk. PT	26,376,200	901,097
	Samudera Indonesia Tbk. PT	44,891,800	746,185

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Sarana Meditama Metropolitan Tbk. PT	11,881,000	$195,164
	Sarana Menara Nusantara Tbk. PT	64,729,100	1,449,567
	Sariguna Primatirta Tbk. PT	30,341,100	651,443
	Sawit Sumbermas Sarana Tbk. PT	22,933,000	1,272,093
*††	Sekawan Intipratama Tbk. PT	2,876,400	0
	Selamat Sempurna Tbk. PT	17,152,800	1,706,952
	Semen Indonesia Persero Tbk. PT	15,583,886	1,264,717
*	Sentul City Tbk. PT	137,281,900	517,713
*	Sinar Mas Multiartha Tbk. PT	278,500	312,389
	Steel Pipe Industry of Indonesia PT	16,408,800	400,474
	Sumber Alfaria Trijaya Tbk. PT	36,477,700	2,682,578
	Sumber Tani Agung Resources Tbk. PT	3,670,700	220,471
	Summarecon Agung Tbk. PT	50,764,847	919,623
	Surya Citra Media Tbk. PT	65,113,500	751,910
	Surya Semesta Internusa Tbk. PT	33,116,800	3,034,554
*††	Suryainti Permata Tbk. PT	3,098,000	0
	Telkom Indonesia Persero Tbk. PT (TLK US), ADR	345,658	5,067,346
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	19,376,000	2,828,716
	Temas Tbk. PT	37,547,300	252,360
	Tempo Scan Pacific Tbk. PT	3,554,300	567,991
	Timah Persero Tbk. PT	19,602,367	4,119,746
	Total Bangun Persada Tbk. PT	1,447,600	91,736
	Tower Bersama Infrastructure Tbk. PT	1,867,600	150,270
	Transcoal Pacific Tbk. PT	4,031,100	1,132,501
	Trias Sentosa Tbk. PT	3,690,500	93,580
	Trimegah Bangun Persada Tbk. PT	9,414,400	467,593
	Triputra Agro Persada PT	32,176,700	3,126,483
		Shares	Value»
INDONESIA — (Continued)
	Tunas Baru Lampung Tbk. PT	20,538,957	$705,719
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	12,919,300	1,058,061
	Unilever Indonesia Tbk. PT	18,921,200	1,845,421
	United Tractors Tbk. PT	8,783,846	11,722,075
	Vale Indonesia Tbk. PT	10,358,775	3,010,557
*††	Waskita Karya Persero Tbk. PT	52,554,757	110,635
*††	Wijaya Karya Persero Tbk. PT	19,524,422	41,503
	Wintermar Offshore Marine Tbk. PT	5,794,037	164,396
	XLSMART Telecom Sejahtera Tbk. PT	38,460,945	5,208,141
TOTAL INDONESIA			283,276,364
KUWAIT — (0.4%)
	A'ayan Leasing & Investment Co. KSCP	6,272,710	5,822,693
	A'ayan Real Estate Co. SAK	285,291	179,922
*	Acico Industries Co. KSC	707,015	1,304,817
	Agility Public Warehousing Co. KSCC	2,412,691	1,143,580
	Al Ahli Bank of Kuwait KSCP	456,147	396,158
*	Al Arabiya Real Estate Co. KSC	151,369	86,554
*	Al Argan International Real Estate Co. KSCP	1,155,411	430,803
††	Al-Eid Food KSC	527,310	69,876
	Ali Alghanim Sons Automotive Co. KSCC	679,075	1,965,725
*	Alimtiaz Group holding Co. K.S.C.P	3,208,430	764,102
††	Arabi Group Holding KSC	479,552	111,596
	Arkan Al-Kuwait Real Estate Co. KSC	110,046	105,179
	Arzan Financial Group for Financing & Investment KPSC	5,114,890	5,222,792
*	Asiya Capital Investments Co. KSCP	2,885,317	410,249

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	Beyout Holding Co. KPSC	99,814	$111,383
	Boubyan Bank KSCP	976,965	2,035,450
	Boubyan Petrochemicals Co. KSCP	875,227	1,744,825
	Boursa Kuwait Securities Co. KPSC	285,690	2,591,119
	Burgan Bank SAK	727,390	442,121
	Combined Group Contracting Co. SAK	691,683	2,110,751
	Commercial Facilities Co. SAKP	254,155	222,336
	Commercial Real Estate Co. KSC	2,626,365	1,643,278
*	Digitus Group for Digital Infrastructure Data Centers & Communications KSCP	1,971	10,307
*	First Investment Co. KSCP	2,251,056	942,541
	Gulf Bank KSCP	2,896,840	3,294,879
	Gulf Cables & Electrical Industries Group Co. KSCP	216,934	1,173,901
	Heavy Engineering & Ship Building Co. KSCP, Class B	548,504	1,194,517
	Humansoft Holding Co. KSC	439,206	3,398,576
*	IFA Hotels & Resorts-KPSC	333,970	635,688
	Injazzat Real Estate Development Co. KSCP	30,114	14,739
	Integrated Holding Co. KCSC	1,119,917	1,522,486
	KAMCO Investment Co. KSC	284,950	188,051
††	Kuwait & Gulf Link Transport Co. KSC	42,083	3,672
*	Kuwait Business Town Real Estate Co. KSCP	367,061	93,914
	Kuwait Cement Co. KSC	662,335	844,601
	Kuwait Finance House KSCP	10,187,024	25,843,334
	Kuwait Financial Centre SAK	445,326	191,841
	Kuwait International Bank KSCP	4,077,673	3,363,131
		Shares	Value»
KUWAIT — (Continued)
	Kuwait Investment Co. SAK	266,473	$158,247
*	Kuwait Real Estate Co. KSC	5,328,559	5,709,618
	Kuwait Telecommunications Co.	1,199,700	2,437,256
	Mabanee Co. KPSC	816,012	2,448,579
*	Manazel Holding Co. KSC	398,596	62,759
*	Marakez Real Estate Development Co. KPSC	38,107	22,042
	Mezzan Holding Co. KSCC	575,907	2,024,233
	Mobile Telecommunications Co. KSCP	3,898,906	7,530,446
	Munshaat Real Estate Projects Co. KSCP	124,807	90,149
	National Bank of Kuwait SAKP	7,740,656	21,485,850
*	National Consumer Holding Co. SAK	2,035,954	648,656
	National Industries Co. KSC	159,870	140,191
	National Industries Group Holding SAK	3,996,756	2,944,255
	National Investments Co. KSCP	3,540,860	2,938,719
	Oula Fuel Marketing Co.	318,251	329,516
*	Privatization Holding Co. KSCP	1,159,004	523,305
*	Rasiyat Holding Co.	275,937	578,452
	Real Estate Facilities Co.	7,624	5,668
	Salhia Real Estate Co. KSCP	1,058,819	1,305,605
*	Securities House KSC	1,427,361	390,462
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	1,706,514	801,427
	Specialities Group Holding Co. KSCC, Class C	90,800	79,478
††	Sultan Center Food Products Co. KSC	5,505	320
	Tijara & Real Estate Investment Co. KSCP	212,441	125,088
*	UniCap Investment & Finance Co.	43,422	40,940

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
*	United Real Estate Co. SAKP	93,495	$85,323
	Warba Bank KSCP	6,795,736	6,141,026
TOTAL KUWAIT			130,679,097
MALAYSIA — (1.3%)
#	7-Eleven Malaysia Holdings Bhd., Class B	2,085,585	1,012,405
	99 Speed Mart Retail Holdings Bhd.	155,500	139,257
	Able Global Bhd.	645,400	245,142
#	Aeon Co. M Bhd.	4,354,300	1,118,642
#	AEON Credit Service M Bhd.	1,740,780	2,388,157
#	AFFIN Bank Bhd.	3,621,015	1,959,620
	Ajinomoto Malaysia Bhd.	131,500	606,742
	Alliance Bank Malaysia Bhd.	7,789,506	9,076,514
	Allianz Malaysia Bhd.	217,300	1,115,466
#	AME Elite Consortium Bhd.	1,583,900	531,517
	AMMB Holdings Bhd. (AMM MK)	6,307,050	10,445,898
	Ancom Nylex Bhd.	2,792,765	601,081
*	Astro Malaysia Holdings Bhd.	3,575,900	56,401
	Aumas Resources Bhd.	126,300	10,537
	Aurelius Technologies Bhd.	1,197,000	210,647
	Axiata Group Bhd.	8,765,535	4,258,812
#	Bank Islam Malaysia Bhd.	4,777,859	2,488,164
	Batu Kawan Bhd.	403,050	2,072,718
#*	Berjaya Assets Bhd.	1,232,400	87,585
#*	Berjaya Corp. Bhd.	23,471,701	1,440,157
#*	Berjaya Property Bhd.	3,912,500	244,480
#*	Bermaz Auto Bhd.	3,228,132	769,484
#	British American Tobacco Malaysia Bhd.	623,000	728,542
*	Bumi Armada Bhd.	16,558,950	1,445,319
	Bursa Malaysia Bhd.	2,920,500	6,142,673
	Cahya Mata Sarawak Bhd.	2,659,500	684,022
#*	Cape Ems Bhd.	2,386,100	154,789
*	Capital A Bhd.	552,100	49,841
#	Carlsberg Brewery Malaysia Bhd., Class B	779,700	3,036,935
#	CB Industrial Product Holding Bhd.	2,850,220	729,550
	CCK Consolidated Holdings Bhd.	268,100	73,604
	CelcomDigi Bhd.	6,250,620	4,560,626
		Shares	Value»
MALAYSIA — (Continued)
*	Chin Hin Group Bhd.	273,900	$140,794
	CIMB Group Holdings Bhd.	15,166,848	29,290,028
	Coastal Contracts Bhd.	1,056,800	366,795
#	Crescendo Corp. Bhd.	240,600	73,515
	CSC Steel Holdings Bhd.	1,015,500	310,930
#*	Cypark Resources Bhd.	744,550	115,788
#*	D&O Green Technologies Bhd.	3,314,500	259,143
#*	Dagang NeXchange Bhd.	597,800	66,067
#	Dayang Enterprise Holdings Bhd.	4,592,463	1,800,325
	Dialog Group Bhd.	5,898,184	2,865,013
#	DRB-Hicom Bhd.	5,329,700	1,276,032
#	Duopharma Biotech Bhd.	1,412,151	421,679
	Dutch Lady Milk Industries Bhd.	86,700	679,433
#	DXN Holdings Bhd.	852,300	96,846
#	Eastern & Oriental Bhd.	5,032,800	921,813
	Eco World Development Group Bhd.	6,050,800	3,051,621
#*	Ecofirst Consolidated Bhd.	1,552,400	131,092
	EG Industries Bhd.	113,400	50,951
#*	Ekovest Bhd.	12,612,550	618,412
#*	Elridge Energy Holdings Bhd.	235,200	47,127
#	Farm Fresh Bhd.	4,146,800	2,270,757
#	Formosa Prosonic Industries Bhd.	734,300	194,271
#	Fraser & Neave Holdings Bhd.	337,800	2,296,720
	Frontken Corp. Bhd.	6,583,500	8,377,845
#	Gamuda Bhd.	4,717,633	4,929,177
#	Gas Malaysia Bhd.	1,135,800	1,453,780
#	Genting Bhd.	5,100,900	2,645,680
#	Genting Malaysia Bhd.	9,543,800	4,080,919
	Genting Plantations Bhd.	918,400	1,294,746
*	Greatech Technology Bhd.	1,056,900	612,841
	Guan Chong Bhd.	4,338,399	1,269,180
#	HAP Seng Consolidated Bhd.	4,125,240	2,797,741
#	Hap Seng Plantations Holdings Bhd.	1,404,700	850,590
*	Harn Len Corp. Bhd.	63,900	9,388

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Hartalega Holdings Bhd.	5,123,300	$1,278,537
#	Heineken Malaysia Bhd.	639,900	2,997,074
#*	Hengyuan Refining Co. Bhd.	993,400	365,559
#	Hextar Global Bhd.	1,119,042	210,963
#	Hiap Teck Venture Bhd.	8,592,200	546,730
#	Hibiscus Petroleum Bhd.	3,671,140	1,748,954
	Hong Leong Bank Bhd.	509,765	2,750,420
	Hong Leong Financial Group Bhd.	1,026,898	4,653,543
	Hong Leong Industries Bhd.	500,000	2,166,092
#	Hume Cement Industries Bhd.	232,600	163,357
#	Hup Seng Industries Bhd.	2,101,300	485,904
	IGB Bhd.	1,103,607	632,922
	IHH Healthcare Bhd.	2,116,900	4,328,145
	IJM Corp. Bhd.	5,926,026	3,482,737
#	Inari Amertron Bhd.	4,573,132	2,476,728
	Insas Bhd.	4,362,802	960,638
	IOI Corp. Bhd.	3,654,777	3,959,479
#	IOI Properties Group Bhd.	5,399,419	5,006,823
*	Iskandar Waterfront City Bhd.	1,384,000	77,723
#	ITMAX SYSTEM Bhd.	840,200	975,026
#*	JAKS Resources Bhd.	11,017,860	240,926
#	Jaya Tiasa Holdings Bhd.	5,527,339	1,515,124
*	JCY International Bhd.	2,632,700	232,190
	Keck Seng Malaysia Bhd.	496,500	630,684
#	Kelington Group Bhd.	2,182,300	4,427,040
#	Kenanga Investment Bank Bhd.	2,821,700	483,341
	Kerjaya Prospek Group Bhd.	1,755,287	1,090,345
#	Kim Loong Resources Bhd.	1,405,860	964,839
††	KNM Group Bhd.	15,379,881	3,764
#	Kossan Rubber Industries Bhd.	7,523,900	1,931,285
#	KPJ Healthcare Bhd.	7,972,500	6,050,284
#	Kretam Holdings Bhd.	4,777,400	761,210
#	KSL Holdings Bhd.	2,201,669	1,561,468
#	Kuala Lumpur Kepong Bhd.	1,082,585	5,574,043
	Kumpulan Fima Bhd.	709,900	484,770
		Shares	Value»
MALAYSIA — (Continued)
#	Lagenda Properties Bhd.	1,920,800	$658,482
	Land & General Bhd.	8,595,220	347,252
#	LBS Bina Group Bhd.	4,346,093	451,686
#	Leong Hup International Bhd.	8,260,400	1,554,597
	Lianson Fleet Group Bhd.	68,700	27,094
#*Ω	Lotte Chemical Titan Holding Bhd.	2,745,875	212,459
#	LPI Capital Bhd.	668,840	2,457,448
#	Magni-Tech Industries Bhd.	1,388,700	584,071
#	Magnum Bhd.	4,445,162	1,358,532
#	Mah Sing Group Bhd.	8,227,251	2,092,041
#	Malakoff Corp. Bhd.	8,336,700	1,640,242
#	Malayan Banking Bhd.	7,849,450	20,926,561
#	Malayan Cement Bhd.	188,800	299,679
#	Malayan Flour Mills Bhd.	4,189,900	656,831
#	Malaysia Smelting Corp. Bhd.	2,065,900	998,352
#	Malaysian Pacific Industries Bhd.	461,625	5,171,526
#	Malaysian Resources Corp. Bhd.	10,002,857	758,920
#	Matrix Concepts Holdings Bhd.	9,406,357	2,781,262
	Maxis Bhd.	4,109,915	3,721,706
#	MBM Resources Bhd.	905,810	1,044,478
#	MBSB Bhd.	13,481,767	2,095,795
	Mega First Corp. Bhd.	3,697,000	2,705,712
	Mi Technovation Bhd.	357,400	485,652
	MISC Bhd.	2,304,360	4,503,778
	MKH Bhd.	2,738,075	1,312,490
#	MKH Oil Palm East Kalimantan Bhd.	222,984	35,700
	MNRB Holdings Bhd.	3,755,754	2,468,878
Ω	Mr. DIY Group M Bhd.	6,417,700	2,480,175
#	Muhibbah Engineering M Bhd.	2,141,850	269,853
	Nestle Malaysia Bhd.	75,700	1,873,711
#	NEXG Bhd.	725,100	48,549
††	Nylex Malaysia Bhd.	20,250	223
#	OCK Group Bhd.	3,432,900	315,194
	Oriental Holdings Bhd.	1,097,640	1,845,929
	OSK Holdings Bhd.	11,428,450	5,532,198
#	PA Resources Bhd.	1,808,900	88,223
#	Padini Holdings Bhd.	3,537,000	1,261,409
	Panasonic Manufacturing Malaysia Bhd.	14,300	20,438

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Pantech Group Holdings Bhd.	2,978,431	$470,207
#	Paramount Corp. Bhd.	1,603,975	397,018
	PBA Holdings Bhd.	116,800	57,272
#	Pecca Group Bhd.	1,237,300	402,259
	Perak Transit Bhd.	4,845,099	201,317
#	Petron Malaysia Refining & Marketing Bhd.	564,900	467,353
	Petronas Chemicals Group Bhd.	3,378,300	3,962,284
	Petronas Dagangan Bhd.	677,900	3,235,981
#	Petronas Gas Bhd.	1,099,408	4,718,854
	Pharmaniaga Bhd.	319,480	92,313
	Power Root Bhd.	347,300	93,367
	PPB Group Bhd.	1,431,040	3,287,715
#	Press Metal Aluminium Holdings Bhd.	6,437,360	12,496,452
	Public Bank Bhd.	25,096,455	31,727,446
	QES Group Bhd.	162,700	22,838
#	QL Resources Bhd.	5,279,995	5,165,229
#*	Ranhill Utilities Bhd.	2,267,658	1,126,879
	RCE Capital Bhd.	2,491,800	651,803
	REDtone Digital Bhd.	630,700	48,654
#	RGB International Bhd.	3,361,900	176,124
	RHB Bank Bhd.	5,531,358	11,569,238
	Sam Engineering & Equipment M Bhd.	754,500	839,996
#	Sarawak Oil Palms Bhd.	2,232,537	2,787,575
	Sarawak Plantation Bhd.	21,300	22,217
	Scicom MSC Bhd.	7,700	3,652
	Scientex Bhd.	4,615,184	4,181,147
	SD Guthrie Bhd.	5,308,361	8,532,241
#	Shangri-La Hotels Malaysia Bhd.	172,400	69,285
	Sime Darby Bhd.	10,799,387	5,703,329
#	Sime Darby Property Bhd.	11,876,887	3,914,092
#	SKP Resources Bhd.	7,020,325	550,324
	Southern Cable Group Bhd.	849,200	475,281
#	SP Setia Bhd. Group	8,887,059	2,021,241
#	Sports Toto Bhd.	3,585,273	1,185,170
#	Sunway Bhd.	2,113,590	2,727,076
#	Sunway Construction Group Bhd.	1,637,319	3,170,077
*	Sunway Healthcare Holdings Bhd., Class B	369,258	174,179
#*	Supermax Corp. Bhd.	5,662,339	367,508
	Suria Capital Holdings Bhd.	413,380	127,063
		Shares	Value»
MALAYSIA — (Continued)
#	Syarikat Takaful Malaysia Keluarga Bhd.	2,753,575	$2,156,729
#	Ta Ann Holdings Bhd.	2,019,023	2,816,067
#	Taliworks Corp. Bhd.	2,377,766	168,864
#	Telekom Malaysia Bhd.	2,458,828	4,661,908
	Tenaga Nasional Bhd.	3,542,681	12,656,114
#	Teo Seng Capital Bhd.	307,500	69,331
#	Thong Guan Industries Bhd.	1,032,500	376,820
#	TIME dotCom Bhd.	4,110,480	6,035,915
#	Top Glove Corp. Bhd.	16,462,760	2,679,399
#*	Tropicana Corp. Bhd.	4,866,432	1,443,322
#	TSH Resources Bhd.	2,992,350	856,282
#	Uchi Technologies Bhd.	1,737,240	1,189,969
#	UEM Sunrise Bhd.	6,860,945	989,788
	Unisem M Bhd.	1,039,400	1,156,195
	United Malacca Bhd.	226,150	325,349
#	United Plantations Bhd.	714,900	5,907,476
#	UOA Development Bhd.	9,073,900	3,777,427
*	Uzma Bhd.	703,133	67,531
*	Vantris Energy Bhd.	2,037,609	167,899
#	Velesto Energy Bhd.	29,005,192	1,770,286
#	ViTrox Corp. Bhd.	881,000	1,867,570
#	VS Industry Bhd.	14,631,852	822,946
#	Wasco Bhd.	1,521,100	262,534
#*	WCT Holdings Bhd.	5,574,340	537,417
#	Wellcall Holdings Bhd.	2,879,450	802,795
#	Westports Holdings Bhd.	3,145,736	5,481,777
#	Yinson Holdings Bhd.	7,188,385	3,427,985
	YTL Corp. Bhd.	14,976,593	7,094,837
#	YTL Power International Bhd.	4,073,263	4,161,948
#	Zetrix Ai Bhd.	29,823,421	5,425,856
TOTAL MALAYSIA			470,838,551
MEXICO — (2.1%)
*	Alpek SAB de CV	13,046,087	9,694,457
	Alsea SAB de CV	3,067,996	7,468,271
	America Movil SAB de CV (2228390D US), ADR	2,610,247	66,169,761
	Arca Continental SAB de CV	1,002,705	11,452,704
#	Axtel SAB de CV	8,465,234	1,300,125
#Ω	Banco del Bajio SA	5,235,067	17,395,312
#	Becle SAB de CV	866,993	782,419
	Bolsa Mexicana de Valores SAB de CV	2,864,652	6,376,185

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Cemex SAB de CV (CEMEXCPO MM)	1,651,158	$1,958,185
	Cemex SAB de CV (CX US), Sponsored ADR	3,524,052	41,654,297
	Coca-Cola Femsa SAB de CV (KOF US), Sponsored ADR	81,220	8,793,689
#	Coca-Cola Femsa SAB de CV (KOFUBL MM)	338,569	3,673,932
	Consorcio ARA SAB de CV	8,643,162	2,490,221
	Controladora AXTEL SAB de CV	27,388,079	1,382,094
#*	Controladora Vuela Cia de Aviacion SAB de CV (VLRS US), ADR	214,624	1,680,506
#*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	979,062	765,974
	Corp. Actinver SAB de CV	61,598	76,466
#	Corp. Inmobiliaria Vesta SAB de CV	3,245,004	11,215,447
	Corp. Interamericana de Entretenimiento SAB de CV, Class B	222,600	407,105
#	Corp. Moctezuma SAB de CV	213,875	1,012,601
#	Corporativo Fragua SAB de CV	2,566	72,595
	Cydsa SAB de CV	6,129	8,493
*	Dine SAB de CV	7,300	8,430
#	El Puerto de Liverpool SAB de CV, Class C1	489,152	2,935,279
#*††	Empresas ICA SAB de CV	4,691,828	0
	Financiera Independencia SAB de CV SOFOM ENR	122,895	49,316
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	534,206	6,845,869
	Fomento Economico Mexicano SAB de CV (FMX US), Sponsored ADR	59,651	7,634,731
		Shares	Value»
MEXICO — (Continued)
#	GCC SAB de CV	1,071,304	$12,304,888
#	Genomma Lab Internacional SAB de CV, Class B	3,231,406	2,737,072
	Gentera SAB de CV	9,230,595	21,430,308
#	Gruma SAB de CV, Class B	913,433	13,619,089
#	Grupo Aeroportuario del Centro Norte SAB de CV	1,482,286	19,774,369
#	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	979,586	21,302,651
#	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	27,293	5,932,134
#	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	6,331	1,744,950
#	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	366,862	10,137,291
#	Grupo Bimbo SAB de CV	3,524,947	12,634,817
#	Grupo Carso SAB de CV	1,821,610	15,532,513
#	Grupo Comercial Chedraui SA de CV	2,352,559	12,254,850
	Grupo Financiero Banorte SAB de CV, Class O	5,816,079	67,041,318
#	Grupo Financiero Inbursa SAB de CV, Class O	5,212,791	13,432,655
	Grupo Gigante SAB de CV	41,000	68,651
	Grupo Herdez SAB de CV	1,704,446	5,098,724
	Grupo Hotelero Santa Fe SAB de CV	306,056	88,886
	Grupo Industrial Saltillo SAB de CV	320,237	224,653
	Grupo Mexico SAB de CV	7,179,757	86,346,118
*	Grupo Nutrisa SAB de CV	1,704,446	329,680
*	Grupo Pochteca SAB de CV	386,111	120,385
#	Grupo Rotoplas SAB de CV	714,409	574,184
*	Grupo Simec SAB de CV (SIM US), Sponsored ADR	5,555	159,428

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#*	Grupo Simec SAB de CV (SIMECB MM)	1,299,357	$13,090,349
*	Grupo Televisa SAB (TLEVICPO MM)	2,724,630	1,540,121
*	Grupo Televisa SAB (TV US), Sponsored ADR	1,828,988	5,121,166
#*Ω	Grupo Traxion SAB de CV	611,596	416,335
*	Industrias CH SAB de CV	1,688,679	14,332,248
	Industrias Penoles SAB de CV	655,155	30,124,004
#	Kimberly-Clark de Mexico SAB de CV, Class A	5,839,206	13,549,911
	KUO SAB de CV	271,325	736,296
#	La Comer SAB de CV	5,030,347	9,938,998
	Megacable Holdings SAB de CV	5,065,428	17,100,700
*	Minera Frisco SAB de CV, Class A1	5,848,090	4,619,179
*Ω	Nemak SAB de CV	14,957,934	2,521,849
*	Ollamani SAB	136,867	604,619
	Operadora De Sites Mexicanos SAB de CV, Class A-1	89,222	89,070
*	Orbia Advance Corp. SAB de CV	4,355,578	6,158,844
	Organizacion Cultiba SAB de CV	194,351	132,582
	Organizacion Soriana SAB de CV, Class B	3,346,930	5,718,159
*	Promotora de Hoteles Norte 19 SAB de CV	2,197,572	723,240
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	1,230,572	19,499,303
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	30,873	365,406
#	Qualitas Controladora SAB de CV	977,054	8,914,465
	Regional SAB de CV	2,085,019	17,157,361
#	Sigma Foods SAB de CV	31,592,286	32,158,665
#*	Sitios Latinoamerica SAB de CV	1,494,235	532,315
		Shares	Value»
MEXICO — (Continued)
*	Vista Energy SAB de CV (VIST US), ADR	67,859	$4,780,667
*	Vitro SAB de CV	422,397	119,260
	Wal-Mart de Mexico SAB de CV	5,820,964	16,925,647
TOTAL MEXICO			763,164,837
PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	39,716	468,647
	Cia de Minas Buenaventura SAA, ADR	112,107	3,394,600
	Credicorp Ltd.	85,124	34,098,972
	Intercorp Financial Services, Inc.	9,334	544,265
TOTAL PERU			38,506,484
PHILIPPINES — (0.4%)
	A Soriano Corp.	818,000	225,926
	Aboitiz Equity Ventures, Inc.	3,324,490	1,928,019
	Aboitiz Power Corp.	3,679,000	2,570,036
	ACEN Corp.	19,540,967	929,204
*††	ACR Mining Corp.	11,905	0
	Alliance Global Group, Inc.	20,966,494	2,945,251
	Apex Mining Co., Inc.	15,588,000	3,619,967
*	Atlas Consolidated Mining & Development Corp.	3,976,000	868,470
	Ayala Corp.	376,380	3,143,968
	Ayala Land, Inc.	7,971,470	2,195,707
*	AyalaLand Logistics Holdings Corp.	4,662,200	93,102
	Bank of the Philippine Islands	3,669,916	6,130,437
	BDO Unibank, Inc.	6,647,149	13,474,630
	Belle Corp.	27,703,700	557,244
*	Bloomberry Resorts Corp.	15,373,800	533,356
*	Cebu Air, Inc.	1,725,640	810,373
	Century Pacific Food, Inc.	6,069,150	3,104,203
	China Banking Corp.	2,571,800	2,230,729
	COL Financial Group, Inc.	1,671,250	36,728
	Converge Information & Communications Technology Solutions, Inc.	9,092,500	1,598,461
	Cosco Capital, Inc.	15,176,700	2,056,132
	D&L Industries, Inc.	11,004,300	619,614
	DigiPlus Interactive Corp.	1,070,660	170,688

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
*	DITO CME Holdings Corp.	17,472,900	$208,156
	DMCI Holdings, Inc.	25,029,000	2,983,849
*	DoubleDragon Corp.	4,283,090	833,465
	East West Banking Corp.	5,605,350	1,081,279
	Emperador, Inc.	3,708,300	952,841
	Filinvest Land, Inc.	66,853,446	754,366
	First Philippine Holdings Corp.	2,587,130	3,927,142
	Ginebra San Miguel, Inc.	20,830	90,705
*	Global Ferronickel Holdings, Inc.	16,141,756	508,396
	Globe Telecom, Inc.	98,744	2,919,562
	GT Capital Holdings, Inc.	422,292	3,342,748
	International Container Terminal Services, Inc.	2,174,422	34,146,119
	JG Summit Holdings, Inc.	3,202,676	1,159,596
	Jollibee Foods Corp.	1,155,107	2,804,776
	Keepers Holdings, Inc.	894,000	29,080
	LT Group, Inc.	11,878,100	2,841,590
*	MacroAsia Corp.	304,396	18,366
	Manila Electric Co.	440,670	3,458,295
	Manila Water Co., Inc.	9,368,800	5,430,166
	Megaworld Corp.	48,627,300	1,760,319
	Metropolitan Bank & Trust Co.	5,441,849	5,827,579
Ω	Monde Nissin Corp.	1,480,500	167,161
	Nickel Asia Corp.	26,340,540	1,655,877
	OceanaGold Philippines, Inc.	66,100	35,947
	Petron Corp.	19,997,000	789,131
	Philcomsat Holdings Corp.	410,332	804,310
	Philex Mining Corp.	6,645,150	982,138
	Philippine National Bank	2,708,826	2,755,965
	Philippine Seven Corp.	308,410	170,672
	Philippine Stock Exchange, Inc.	84,552	283,457
*††	Philtown Properties, Inc.	16,675	0
*	Philweb Corp.	157,100	33,559
*††	Phoenix Petroleum Philippines, Inc.	2,516,870	32,067
#	PLDT, Inc. (PHI US), Sponsored ADR	80,282	1,580,753
	PLDT, Inc. (TEL PM)	56,985	1,132,969
	Puregold Price Club, Inc.	6,369,180	4,268,842
		Shares	Value»
PHILIPPINES — (Continued)
	RFM Corp.	5,759,000	$508,261
	Rizal Commercial Banking Corp.	2,919,464	1,088,940
	Robinsons Land Corp.	15,883,618	4,432,738
	San Miguel Corp.	3,202,420	3,500,791
	Security Bank Corp.	1,838,628	2,026,293
	Semirara Mining & Power Corp.	4,234,600	1,413,640
	Shakey's Pizza Asia Ventures, Inc.	366,600	35,962
	Shell Pilipinas Corp.	1,919,540	270,071
	SM Investments Corp.	129,630	1,255,561
	SM Prime Holdings, Inc.	8,148,290	2,435,576
	SSI Group, Inc.	302,000	10,274
	STI Education Systems Holdings, Inc.	1,430,000	28,216
	Synergy Grid & Development Phils, Inc.	3,265,300	1,517,901
*	Top Frontier Investment Holdings, Inc.	155,417	134,384
	Union Bank of the Philippines	3,688,942	1,511,649
	Universal Robina Corp.	2,371,740	2,287,665
	Vista Land & Lifescapes, Inc.	54,816,800	859,590
	Vistamalls, Inc.	59,800	996
	Wilcon Depot, Inc.	6,621,200	621,876
TOTAL PHILIPPINES			163,553,872
POLAND — (1.4%)
#*	11 bit studios SA	5,440	192,249
	AB SA	13,224	475,700
#*	Action SA	40,190	481,574
	Agora SA	247,741	576,465
	Alior Bank SA	760,657	28,069,391
*Ω	Allegro.eu SA	734,245	8,844,835
#	Amica SA	21,786	275,060
#	AmRest Holdings SE	333,086	922,841
	Apator SA	82,815	584,461
#*	Arctic Paper SA	97,913	171,817
	ASBISc Enterprises PLC	298,919	8,668,711
#	Asseco Poland SA	259,373	13,891,447
	Asseco South Eastern Europe SA	18,660	365,510
#	Auto Partner SA	284,788	2,198,048
	Bank Handlowy w Warszawie SA	148,074	4,829,534
*	Bank Millennium SA	2,463,721	13,615,382

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
#*	Bank Ochrony Srodowiska SA	121,413	$334,063
	Bank Polska Kasa Opieki SA	499,709	32,938,207
*	Benefit Systems SA	6,786	9,835,382
#*	Bioton SA	193,900	197,288
#	BNPP Bank Polska SA	6,001	249,678
#*	Boryszew SA	1,565,924	2,088,814
#	Budimex SA	66,681	12,932,795
	CD Projekt SA	37,359	2,498,942
#*	Celon Pharma SA	49,619	273,141
#*	CI Games SA	878,942	588,496
#*	Cognor Holding SA	629,434	1,083,455
#	Creepy Jar SA	571	78,097
#	Cyber Folks SA	27,075	1,391,477
#*	Cyfrowy Polsat SA	815,213	3,722,925
#*	Datawalk SA	6,394	235,537
	Develia SA	1,556,092	4,400,041
	Diagnostyka SA	251	11,177
*Ω	Dino Polska SA	803,000	6,885,227
#	Dom Development SA	42,278	2,901,605
	Echo Investment SA	23,210	30,513
	Elektrotim SA	15,757	254,682
	Enea SA	1,952,144	10,268,900
#*	Eurocash SA	473,017	618,143
*	Fabryki Mebli Forte SA	103,961	426,967
	Ferro SA	1,212	10,794
*	Globe Trade Centre SA	254,305	156,689
#*	Grupa Azoty SA	344,548	1,813,049
	Grupa Kety SA	64,686	21,674,373
#	Grupa Pracuj SA	12,845	180,731
#*Ω	HUUUGE, Inc.	57,222	346,132
#	ING Bank Slaski SA	86,700	10,285,370
#	Inter Cars SA	33,932	8,491,120
#*	Jastrzebska Spolka Weglowa SA	462,539	3,102,770
	KGHM Polska Miedz SA	274,449	22,750,277
#	KRUK SA	93,438	10,660,049
	LPP SA	2,841	16,525,748
#*	Lubawa SA	24,192	71,101
#*	Lubelski Wegiel Bogdanka SA	76,251	428,335
*	mBank SA	32,059	11,624,022
#*	Medicalgorithmics SA	8,247	54,922
#	Mirbud SA	502,567	1,625,879
#	Mo-BRUK SA	15,593	1,583,843
#*	Modivo SA	145,045	3,605,129
*	Mostostal Zabrze SA	94,482	155,555
	Murapol SA	3,873	38,590
	Neuca SA	6,792	1,402,960
#	Newag SA	7,417	176,427
	Orange Polska SA	2,234,038	9,122,331
	ORLEN SA	1,830,608	72,640,887
	Pepco Group NV	326,939	4,027,318
		Shares	Value»
POLAND — (Continued)
*	PGE Polska Grupa Energetyczna SA	3,370,115	$9,108,355
#*	PKP Cargo SA	204,635	560,769
#	PlayWay SA	5,249	341,415
#*	Polimex-Mostostal SA	502,885	869,935
#	Powszechna Kasa Oszczednosci Bank Polski SA	992,246	29,720,625
	Powszechny Zaklad Ubezpieczen SA	1,352,731	25,760,886
#	Rainbow Tours SA	9,504	367,443
#*	Ryvu Therapeutics SA	3,875	15,296
	Santander Bank Polska SA	53,494	10,546,676
#*	Selvita SA	16,248	115,949
#	Stalexport Autostrady SA	969,894	469,639
#*	Syn2bio SA	34,500	625,626
#	Synektik SA	34,500	3,337,814
	Tauron Polska Energia SA	7,222,221	17,443,097
#	TEN Square Games SA	9,793	280,624
#	Text SA	64,197	881,879
	Torpol SA	55,667	1,076,620
*	Toya SA	9,840	24,504
	Unimot SA	12,347	554,702
#	Votum SA	23,936	286,616
#	Voxel SA	3,684	122,963
#*	VRG SA	1,259,078	1,885,598
#	Warsaw Stock Exchange	119,636	3,207,020
	Wawel SA	149	28,239
Ω	XTB SA	428,609	17,089,379
*	Zabka Group SA	63,760	543,413
#*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	15,896	291,098
#*	Zespol Elektrowni Patnow Adamow Konin SA	89,606	420,028
TOTAL POLAND			506,939,186
QATAR — (0.6%)
	Aamal Co.	11,347,999	2,188,035
	Ahli Bank QSC	11,715	12,477
	Al Khaleej Takaful Group QSC	1,639,835	1,298,422
	Al Meera Consumer Goods Co. QSC	580,314	2,141,895
	Al Rayan Bank	10,053,616	5,492,745
	Alijarah Holding Co. QPSC	2,630,438	491,261
*	Baladna	7,101,323	2,398,447

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Barwa Real Estate Co.	9,808,496	$6,279,442
	Commercial Bank PSQC	5,823,246	6,578,213
*	Dlala Brokerage & Investments Holding Co. QSC	229,851	96,125
	Doha Bank QPSC	13,816,611	10,985,766
	Doha Insurance Co. QSC	769,524	613,906
	Dukhan Bank	162,684	145,181
*	Estithmar Holding QPSC	6,542,221	7,571,152
	Gulf International Services QSC	8,880,743	4,435,754
	Gulf Warehousing Co.	2,440,434	1,569,310
	Industries Qatar QSC	696,023	2,019,673
	Lesha Bank LLC	7,155,711	5,493,550
	Mannai Corp. QSC	1,025,302	1,373,186
*	Mazaya Real Estate Development QPSC	4,459,179	674,986
	Medicare Group	1,347,367	2,033,655
	Meeza QSTP LLC	135,387	118,838
	Mesaieed Petrochemical Holding Co.	8,943,736	2,689,176
	Nebras Energy	1,125,972	4,569,209
	Ooredoo QPSC	3,111,870	10,687,363
	Qatar Aluminum Manufacturing Co.	13,329,842	5,199,978
	Qatar Fuel QSC	920,497	3,511,361
	Qatar Gas Transport Co. Ltd.	10,021,983	11,389,492
	Qatar Industrial Manufacturing Co. QSC	1,015,323	608,869
	Qatar Insurance Co. SAQ	3,710,184	1,956,190
	Qatar International Islamic Bank QSC	2,041,702	6,074,987
	Qatar Islamic Bank QPSC	1,665,417	9,945,509
	Qatar Islamic Insurance Group	316,636	693,741
	Qatar National Bank QPSC	12,972,701	59,094,697
	Qatar National Cement Co. QSC	1,525,481	1,138,142
	Qatar Navigation QSC	2,491,301	6,770,365
	QLM Life & Medical Insurance Co. WLL	249,576	145,113
	Salam International Investment Ltd. QSC	7,736,721	1,565,478
		Shares	Value»
QATAR — (Continued)
	United Development Co. QSC	9,789,385	$2,145,362
	Vodafone Qatar PQSC	17,306,239	12,296,218
*	Widam Food Co.	629,827	254,664
	Zad Holding Co.	109,078	373,561
TOTAL QATAR			205,121,494
RUSSIA — (0.0%)
*††	Gazprom PJSC (OGZD LI), Sponsored ADR	4,286,741	8
*††	Gazprom PJSC (OGZPY US), Sponsored ADR	226,212	0
*††	Magnitogorsk Iron & Steel Works PJSC (MMK LI), Sponsored GDR	604,821	0
*††	Mechel PJSC, Sponsored ADR	137,371	0
*††	PhosAgro PJSC	1,846	0
*††	Polyus PJSC (PLZL LI), GDR	30,972	0
*††	RusHydro PJSC (HYDR LI), ADR	4,493,667	0
*††	RusHydro PJSC (RSHYY US), ADR	556	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	3,144,384	0
*††	Severstal PAO (SVJTY US), GDR	1,124	0
*††	Severstal PAO (SVST LI), GDR	284,906	0
*††	VTB Bank PJSC (VTBR LI), GDR	7,638,337	0
TOTAL RUSSIA			8
SAUDI ARABIA — (2.4%)
	Abdullah Al Othaim Markets Co.	2,415,714	3,312,274
*	ACWA Power Co.	130,738	6,550,387
	Ades Holding Co.	889,500	3,948,527
*	Advanced Building Industries Co.	41,346	295,894
*	Advanced Petrochemical Co.	634,045	3,718,094
*	AFG International Co.	66,558	215,338
	Al Babtain Power & Telecommunication Co.	369,351	5,210,037
	Al Hammadi Holding	400,772	2,770,622
*	Al Hassan Ghazi Ibrahim Shaker Co.	269,014	932,995

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Al Jouf Agricultural Development Co.	111,326	$1,228,879
*	Al Jouf Cement Co.	258,376	331,584
*	Al Khaleej Training & Education Co.	198,987	700,102
	Al Majed for Oud Co.	639	20,279
	Al Masane Al Kobra Mining Co.	5,010	97,894
	Al Rajhi Bank	5,824,539	97,204,370
	Al Taiseer Group TALCO Industrial Co.	9,746	84,907
*	Al Yamamah Steel Industries Co.	238,552	2,220,044
	Alamar Foods	51,413	506,769
	Alandalus Property Co.	298,390	1,206,520
	Alaseel Co.	1,040,177	986,083
	Al-Dawaa Medical Services Co.	67,889	735,937
	Aldrees Petroleum & Transport Services Co.	333,998	10,215,676
*	Al-Etihad Cooperative Insurance Co.	137,153	256,295
	Alinma Bank	3,534,592	22,023,259
	AlJazira Takaful Ta'awuni Co.	148,077	475,944
	AlKhorayef Water & Power Technologies Co.	70,506	1,880,208
*	Allianz Saudi Fransi Cooperative Insurance Co.	173,317	569,838
	Almarai Co. JSC	1,634,347	20,179,438
	Almawarid Manpower Co.	39,504	1,112,159
	AlSaif Stores For Development & Investment Co.	8,947	15,692
	Alujain Corp.	155,033	1,097,050
	Amlak International Finance Co.	136,522	311,929
	Arab National Bank	1,740,957	10,074,331
*	Arabia Insurance Cooperative Co.	37,922	82,114
	Arabian Cement Co.	342,412	2,019,370
Ω	Arabian Centres Co.	812,652	3,377,676
	Arabian Contracting Services Co.	1,807	38,518
*	Arabian Drilling Co.	169,203	3,636,850
	Arabian Internet & Communications Services Co.	72,649	4,167,352
	Arabian Pipes Co.	543,012	894,412
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Arabian Shield Cooperative Insurance Co.	184,496	$542,738
	Arriyadh Development Co.	775,674	3,347,778
*	ARTEX Industrial Investment Co.	189,511	621,120
	Astra Industrial Group Co.	225,509	7,288,051
	Ataa Educational Co.	42,120	504,802
*	BAAN Holding Group Co.	945,554	505,346
	Banan Real Estate Co.	70,837	56,540
	Bank AlBilad	2,177,037	14,276,745
	Bank Al-Jazira	3,419,430	11,084,311
	Banque Saudi Fransi	1,848,474	9,748,175
*	Basic Chemical Industries Ltd.	81,079	488,397
*	Batic Investments & Logistic Co.	99,000	52,829
*	Bawan Co.	314,422	2,857,894
	BinDawood Holding Co.	1,236,513	1,526,194
	Bupa Arabia for Cooperative Insurance Co.	224,294	9,396,700
	Catrion Catering Holding Co.	240,565	4,473,237
*	Chubb Arabia Cooperative Insurance Co.	128,082	565,257
	City Cement Co.	473,182	1,273,183
	Co. for Cooperative Insurance	235,191	7,683,959
	Dallah Healthcare Co.	138,906	3,899,143
*	Dar Al Arkan Real Estate Development Co.	3,079,242	15,100,924
	Dr. Soliman Abdel Kader Fakeeh Hospital Co.	14,505	135,259
	Dr. Sulaiman Al Habib Medical Services Group Co.	194,762	12,193,828
	East Pipes Integrated Co. for Industry	73,651	3,609,639
	Eastern Province Cement Co.	324,581	2,200,898
	Electrical Industries Co.	4,756,622	17,922,697
	Elm Co.	33,663	6,105,094
*	Emaar Economic City	1,337,464	3,364,770
	Etihad Etisalat Co.	2,662,404	44,117,213
	Etihad GO Telecom Co.	38,484	853,764
	First Milling Co.	34,425	469,179

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Fitaihi Holding Group	745,403	$471,130
	Fourth Milling Co.	81,739	85,769
	Gulf Insurance Group	154,750	1,313,368
*	Gulf Union Cooperative Insurance Co.	102,844	371,365
*	Halwani Brothers Co.	9,640	80,042
*	Herfy Food Services Co.	130,364	476,052
*	Jabal Omar Development Co.	128,160	546,942
*	Jahez International Co.	18,013	54,185
	Jamjoom Pharmaceuticals Factory Co.	45,788	1,667,258
	Jarir Marketing Co.	2,183,873	9,695,503
*	Jazan Development & Investment Co.	86,656	189,025
*	L'Azurde Co. for Jewelry	186,028	512,452
	Leejam Sports Co. JSC	149,546	3,180,497
*	Lumi Rental Co.	82,634	619,070
	Maharah Human Resources Co.	545,433	764,545
*	Malath Cooperative Insurance Co.	67,934	179,650
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	256,045	995,728
*	Methanol Chemicals Co.	47,716	456,867
	Middle East Healthcare Co.	323,295	2,574,151
*	Middle East Paper Co.	307,254	1,301,011
	Middle East Pharmaceutical Co.	14,922	229,694
	Middle East Specialized Cables Co.	170,077	1,398,545
*	Mobile Telecommunications Co. Saudi Arabia	4,911,826	13,553,544
	Modern Mills Co.	10,506	81,781
	Mouwasat Medical Services Co.	299,711	4,976,177
	Nahdi Medical Co.	119,543	3,031,999
*	Najran Cement Co.	452,066	660,086
*	Nama Chemicals Co.	22,181	110,684
*	National Agriculture Development Co.	1,049,718	3,932,418
	National Co. for Glass Industries	135,051	1,305,752
		Shares	Value»
SAUDI ARABIA — (Continued)
	National Co. for Learning & Education	61,710	$2,082,296
	National Gas & Industrialization Co.	43,060	732,850
*	National Gypsum	55,307	204,700
*	National Industrialization Co., Class C	2,025,934	4,584,190
	National Medical Care Co.	109,004	3,289,375
	Nayifat Finance Co.	276,379	687,319
	Northern Region Cement Co.	598,585	1,020,314
*	Perfect Presentation For Commercial Services Co.	389,245	624,153
	Power & Water Utility Co. for Jubail & Yanbu	196,363	1,971,716
	Qassim Cement Co.	295,077	3,393,902
*	Rabigh Refining & Petrochemical Co.	1,573,705	6,247,682
*	Rasan Information Technology Co.	43,194	1,499,106
*	Red Sea International Co.	56,821	351,613
	Retal Urban Development Co.	993,046	2,698,626
	Riyad Bank	4,788,409	25,971,664
	Riyadh Cables Group Co.	97,913	2,605,904
	Riyadh Cement Co.	239,361	1,332,449
	SABIC Agri-Nutrients Co.	703,699	23,100,705
	Sahara International Petrochemical Co.	1,313,196	4,458,323
	SAL Saudi Logistics Services	76,307	3,522,603
*	Saudi Arabian Amiantit Co.	107,566	345,659
*	Saudi Arabian Mining Co.	1,459,948	22,050,605
Ω	Saudi Arabian Oil Co.	8,279,408	58,413,123
	Saudi Aramco Base Oil Co.	163,028	5,501,712
*	Saudi Automotive Services Co.	283,754	2,909,122
	Saudi Awwal Bank	2,160,284	19,519,306
	Saudi Basic Industries Corp.	586,114	7,761,487
	Saudi Cement Co.	527,775	4,000,166
	Saudi Ceramic Co.	478,864	3,067,557
	Saudi Chemical Co. Holding	2,763,409	5,963,635
	Saudi Co. For Hardware CJSC	20,360	119,385

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Darb Investment Co.	288,474	$166,412
	Saudi Energy Co.	1,215,774	5,501,007
	Saudi Ground Services Co.	103,605	747,037
	Saudi Industrial Investment Group	1,010,098	3,218,655
	Saudi Investment Bank	1,576,654	5,839,371
*	Saudi Kayan Petrochemical Co.	4,027,556	5,370,001
	Saudi Manpower Solutions Co.	135,122	224,722
*	Saudi Marketing Co.	128,743	426,458
	Saudi National Bank	4,959,856	51,901,974
	Saudi Paper Manufacturing Co.	126,327	2,328,382
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	336,422	2,809,655
*	Saudi Public Transport Co.	455,574	1,333,362
*	Saudi Real Estate Co.	873,373	3,708,661
*	Saudi Reinsurance Co.	580,400	3,703,343
*	Saudi Research & Media Group	182,352	2,883,620
	Saudi Steel Pipe Co.	149,098	1,871,414
	Saudi Tadawul Group Holding Co.	25,694	813,221
	Saudi Telecom Co.	5,922,048	68,085,834
	Saudia Dairy & Foodstuff Co.	87,066	4,718,421
	Savola Group	843,325	5,856,282
	Scientific & Medical Equipment House Co.	59,672	434,418
*	Seera Group Holding	1,281,479	6,937,161
*	Shams	145,491	584,871
	SHL Finance Co.	121,129	465,732
*	Sinad Holding Co.	494,263	1,062,230
	Southern Province Cement Co.	369,015	1,827,755
	Sumou Real Estate Co.	22,715	154,026
	Sustained Infrastructure Holding Co.	409,179	3,906,149
	Tabuk Cement Co.	268,504	530,583
*	Takween Advanced Industries Co.	79,575	105,149
	Tamkeen Human Resources Co.	1,022	13,129
	Tanmiah Food Co.	54,721	786,456
	Theeb Rent A Car Co.	266,076	1,570,151
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Umm Al-Qura Cement Co.	252,997	$900,721
	United Electronics Co.	262,853	4,637,914
	United International Transportation Co.	482,175	3,565,320
	United Wire Factories Co.	56,624	240,894
*	Wafrah for Industry & Development	15,138	83,356
*	Walaa Cooperative Insurance Co.	290,111	736,478
*	Wataniya Insurance Co.	94,207	281,662
	Yamama Cement Co.	733,085	4,420,559
	Yanbu Cement Co.	473,059	1,882,597
	Yanbu National Petrochemical Co.	344,568	2,819,611
	Zahrat Al Waha For Trading Co., Class C	320,722	235,521
TOTAL SAUDI ARABIA			885,508,123
SOUTH AFRICA — (3.0%)
	Absa Group Ltd.	2,977,304	41,035,773
	Advtech Ltd.	4,509,029	12,997,952
	AECI Ltd.	808,176	6,109,656
	African Rainbow Minerals Ltd.	846,517	8,662,130
	Afrimat Ltd.	554,364	924,939
	Alexander Forbes Group Holdings Ltd.	1,353,438	596,231
	Altron Ltd., Class A	445,581	774,110
	Anglogold Ashanti PLC (ANG SJ)	12,591	952,167
	Anglogold Ashanti PLC (AU US)	574,038	45,532,694
	Aspen Pharmacare Holdings Ltd.	949,279	8,570,835
	Astral Foods Ltd.	336,183	4,324,355
	AVI Ltd.	2,512,648	13,705,163
	Bid Corp. Ltd.	685,571	18,806,344
	Bidvest Group Ltd.	1,135,480	17,036,919
#	Blu Label Unlimited Group Ltd.	3,725,559	1,964,050
#*	Brait PLC	14,107,144	1,954,409
	Capitec Bank Holdings Ltd.	111,645	31,878,551
	Cashbuild Ltd.	138,177	1,001,589
	Caxton & CTP Publishers & Printers Ltd.	47,312	34,357
	City Lodge Hotels Ltd.	1,661,297	435,626
	Clicks Group Ltd.	972,762	13,018,450

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Coronation Fund Managers Ltd.	1,294,958	$3,327,183
#	DataTec Ltd.	3,953,563	20,292,108
#Ω	Dis-Chem Pharmacies Ltd.	2,355,824	4,283,404
	Discovery Ltd.	1,323,431	21,047,686
	DRDGOLD Ltd. (DRD SJ)	1,480,774	3,027,697
	DRDGOLD Ltd. (DRD US), Sponsored ADR	60,337	1,232,082
*	EPE Capital Partners Ltd.	16,351	5,154
	Exxaro Resources Ltd.	1,299,073	16,046,101
	Famous Brands Ltd.	421,915	1,358,124
	FirstRand Ltd.	9,473,227	56,655,306
	Fortress Real Estate Investments Ltd., Class B	133,951	205,635
#	Foschini Group Ltd.	2,429,718	8,360,848
	Gold Fields Ltd. (GFI US), Sponsored ADR	1,894,640	61,424,229
	Grindrod Ltd.	4,643,310	7,510,149
	Harmony Gold Mining Co. Ltd. (HAR SJ)	523,877	8,265,798
#	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	1,870,457	29,459,698
	Hudaco Industries Ltd.	251,026	2,926,940
	Impala Platinum Holdings Ltd.	2,500,788	27,274,076
	Investec Ltd.	1,112,953	9,627,712
*	iOCO Ltd.	376,398	87,611
	Italtile Ltd.	1,042,431	580,593
	JSE Ltd.	524,238	4,778,740
*	KAP Ltd.	14,871,689	2,414,837
	Kumba Iron Ore Ltd.	223,432	3,546,399
	Lewis Group Ltd.	987,495	5,317,810
	Life Healthcare Group Holdings Ltd.	7,908,316	5,417,903
	Merafe Resources Ltd.	7,044,238	568,690
*	Metair Investments Ltd.	1,692,660	508,648
	Momentum Group Ltd.	12,938,196	32,213,881
	Motus Holdings Ltd.	1,525,817	9,716,205
	Mpact Ltd.	1,387,712	1,497,554
	Mr. Price Group Ltd.	1,644,895	16,938,738
	MTN Group Ltd.	6,440,904	79,848,318
*	Nampak Ltd.	2,816	75,147
	Naspers Ltd., Class N	500,785	26,312,560
	Nedbank Group Ltd.	1,649,580	27,903,612
	NEPI Rockcastle NV	1,255,829	11,559,757
		Shares	Value»
SOUTH AFRICA — (Continued)
	Netcare Ltd.	8,451,674	$9,681,657
	Ninety One Ltd.	1,469,152	4,037,117
	Northam Platinum Holdings Ltd.	1,081,855	15,490,996
#*	Nutun Ltd.	2,826,430	143,685
	Oceana Group Ltd.	637,236	2,814,205
	Old Mutual Ltd. (OMU SJ)	24,219,207	19,591,106
	Omnia Holdings Ltd.	1,429,073	9,102,860
	OUTsurance Group Ltd.	2,106,595	10,544,227
Ω	Pepkor Holdings Ltd.	11,225,986	14,448,976
*	Pick n Pay Stores Ltd.	3,838,496	4,422,320
	PPC Ltd.	8,292,635	3,742,769
	Premier Group Ltd.	15,895	171,475
	PSG Financial Services Ltd.	2,678,633	5,462,917
	Rainbow Chicken	234,589	78,940
	Raubex Group Ltd.	1,734,622	4,560,173
	RCL Foods Ltd.	234,589	115,180
	Reunert Ltd.	1,220,052	4,322,440
	Sanlam Ltd.	3,040,379	16,186,873
	Santam Ltd.	282,456	6,908,979
#*	Sappi Ltd.	4,818,576	3,471,274
*	Sasol Ltd. (SOL SJ)	1,223,997	14,504,862
#*	Sasol Ltd. (SSL US), Sponsored ADR	253,633	2,967,506
	Shoprite Holdings Ltd.	1,309,526	22,776,545
	Sibanye Stillwater Ltd. (SBSW US), ADR	652,348	5,766,759
	Sibanye Stillwater Ltd. (SSW SJ)	11,184,838	24,172,821
	Southern Sun Ltd.	1,778,303	1,097,372
#*	SPAR Group Ltd.	1,105,643	3,274,531
	Spur Corp. Ltd.	559,689	1,418,517
	Stadio Holdings Ltd.	246,860	191,769
	Standard Bank Group Ltd.	3,058,216	60,895,244
	Sun International Ltd.	1,280,126	4,114,685
*	Super Group Ltd.	2,505,666	2,882,368
	Telkom SA SOC Ltd.	2,718,949	8,979,386
#	Thungela Resources Ltd. (TGA SJ)	732,256	4,499,334
	Tiger Brands Ltd.	616,154	10,321,633
	Truworths International Ltd.	2,102,939	6,772,718
	Tsogo Sun Ltd.	2,962,927	1,306,924
	Valterra Platinum Ltd.	177,842	13,316,923
	Vodacom Group Ltd.	1,757,454	17,004,242
#	We Buy Cars Holdings Ltd.	696,881	1,394,144
	Wilson Bayly Holmes-Ovcon Ltd.	383,182	3,662,569
	Woolworths Holdings Ltd.	3,155,345	8,975,022

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Zeda Ltd.	1,811,996	$1,737,435
TOTAL SOUTH AFRICA			1,099,264,711
SOUTH KOREA — (16.7%)
*	3S Korea Co. Ltd.	10,417	7,136
	ABco Electronics Co. Ltd.	30,323	112,246
	Able C&C Co. Ltd.	14,696	108,914
#	ABOV Semiconductor Co. Ltd.	33,582	151,493
#*	ADTechnology Co. Ltd.	26,899	485,967
	Advanced Nano Products Co. Ltd.	12,078	331,492
	Advanced Process Systems Corp.	59,313	739,835
#	Aekyung Chemical Co. Ltd.	103,090	591,668
#	Aekyung Industrial Co. Ltd.	43,308	342,439
#*	AeroSpace Technology of Korea, Inc.	403,297	120,469
#*	Agabang & Co.	108,506	337,410
#	Ahnlab, Inc.	27,254	1,003,859
*	Air Busan Co. Ltd.	346,200	361,612
	AJ Networks Co. Ltd.	37,041	111,134
	Ajin Industrial Co. Ltd.	201,218	353,104
#	Alteogen, Inc.	24,949	5,347,328
#*	ALUKO Co. Ltd.	297,660	332,927
#*	Amicogen, Inc.	89,576	70,017
*	Aminologics Co. Ltd.	115,169	80,319
#*	Amo Greentech Co. Ltd.	45,108	161,295
#	Amorepacific Corp.	54,656	4,928,598
	Amorepacific Holdings Corp.	98,686	1,752,391
#*	Amotech Co. Ltd.	29,172	279,551
*	Anam Electronics Co. Ltd.	23,536	19,909
#*	Ananti, Inc.	369,809	920,943
#	Anapass, Inc.	25,811	223,489
#*	Anterogen Co. Ltd.	20,305	234,065
#*	Apact Co. Ltd.	22,695	73,583
	Aplus Asset Advisor Co. Ltd.	32,075	272,553
#*	APS Innovation Co. Ltd.	61,085	119,411
#*	APS, Inc.	39,087	112,664
*	ARIBIO Holdings, Inc.	23,407	68,922
#	Asia Cement Co. Ltd.	86,442	538,551
#	ASIA Holdings Co. Ltd.	6,687	902,057
#*	Asia Pacific Satellite, Inc.	18,326	87,633
		Shares	Value»
SOUTH KOREA — (Continued)
#	Asia Paper Manufacturing Co. Ltd.	200,063	$1,018,159
*	Asiana Airlines, Inc.	65,155	314,855
	Atec Co. Ltd.	4,588	26,895
	Atinum Investment Co. Ltd.	241,130	352,725
#	ATON, Inc.	44,209	118,191
#	Avaco Co. Ltd.	46,482	332,697
#	Avatec Co. Ltd.	20,074	109,457
#	Baiksan Co. Ltd.	85,100	589,632
	BGF Co. Ltd.	169,466	473,892
#	BGF retail Co. Ltd.	41,606	3,606,086
	BGFecomaterials Co. Ltd.	50,175	95,425
	BH Co. Ltd.	203,920	2,113,257
#*	BHI Co. Ltd.	83,532	2,329,997
*	Binex Co. Ltd.	4,163	18,622
#	Binggrae Co. Ltd.	44,141	2,086,399
*	Bio Fund&C Co. Ltd.	3,823	19,777
#	Bio Plus Co. Ltd.	225,633	551,481
#*	Biodyne Co. Ltd.	73,476	420,934
#*	Bioneer Corp.	64,509	282,831
	BioNote, Inc.	71,274	228,252
*	BioSmart Co. Ltd.	8,351	15,077
*	Biosolution Co. Ltd.	5,442	22,065
	BIT Computer Co. Ltd.	6,365	17,437
#	BNC Korea, Inc.	253,699	420,069
	BNK Financial Group, Inc.	981,017	10,281,816
#	Boditech Med, Inc.	69,980	563,781
#	Bookook Securities Co. Ltd.	9,766	350,278
#	Boryung	166,827	955,575
#*	Bosung Power Technology Co. Ltd.	113,423	447,933
*††	Bucket Studio Co. Ltd.	176,492	26,739
#	Bukwang Pharmaceutical Co. Ltd.	234,562	649,512
#*	Bumhan Fuel Cell Co. Ltd.	5,061	50,276
	BYC Co. Ltd.	7,010	155,193
	Byucksan Corp.	215,435	215,404
#	C&G Hi Tech Co. Ltd.	27,537	227,808
#*	Cafe24 Corp.	80,333	945,458
*	CammSys Corp.	54,649	34,790
	Cape Industries Ltd.	123,700	684,429
	Caregen Co. Ltd.	65,589	2,522,464
#	Celltrion Pharm, Inc.	38,917	1,089,549
	Celltrion, Inc.	135,404	17,449,781
*	CG Invites Co. Ltd.	122,602	65,376
*	Chabiotech Co. Ltd.	20,676	120,599
#	Changhae Ethanol Co. Ltd.	18,803	122,884

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Cheil Electric Co. Ltd.	40,237	$176,997
#	Cheil Worldwide, Inc.	400,842	5,294,510
#	Chemtronics Co. Ltd.	80,307	1,067,543
#*	Chemtros Co. Ltd.	49,361	111,623
#	Cheryong Electric Co. Ltd.	60,381	1,725,332
	Chinyang Holdings Corp.	115,939	235,300
#	Chips&Media, Inc.	41,918	284,803
#*	Choil Aluminum Co. Ltd.	364,538	269,917
#	Chong Kun Dang Pharmaceutical Corp.	41,881	1,954,407
	Chongkundang Holdings Corp.	13,568	362,194
	Choong Ang Vaccine Laboratory	20,312	129,615
*	Chorokbaem Media Co. Ltd.	63,309	131,180
#*	Chunbo Co. Ltd.	14,916	325,108
#*	CJ CGV Co. Ltd.	542,189	2,041,057
#	CJ CheilJedang Corp.	45,052	5,990,003
#	CJ Corp.	77,620	6,962,046
*	CJ ENM Co. Ltd.	80,242	1,755,861
#	CJ Freshway Corp.	45,122	706,075
#	CJ Logistics Corp.	54,223	2,800,415
#	Classys, Inc.	64,487	1,846,831
#	CLIO Cosmetics Co. Ltd.	22,992	172,863
*	CMG Pharmaceutical Co. Ltd.	406,369	207,290
*	CoAsia Corp.	29,968	54,325
#*	Com2uS Holdings Corp.	26,420	216,464
	Com2uSCorp	33,626	693,848
	Coocon Corp.	17,130	197,831
*	COSMAX NBT, Inc.	4,324	20,826
#	Cosmax, Inc.	51,466	6,609,174
#	Cosmecca Korea Co. Ltd.	36,441	2,001,985
#*	CosmoAM&T Co. Ltd.	23,752	530,613
#*	Cosmochemical Co. Ltd.	60,851	372,276
	Coway Co. Ltd.	136,895	8,672,834
#	Cowintech Co. Ltd.	44,429	272,584
	CR Holdings Co. Ltd.	94,925	306,658
#	Creverse, Inc.	20,842	120,936
#	CS Wind Corp.	120,977	3,149,202
*	Cube Entertainment, Inc.	8,491	30,954
	Cuckoo Holdings Co. Ltd.	56,188	1,030,103
	Cuckoo Homesys Co. Ltd.	47,101	707,329
#*	Curexo, Inc.	37,298	215,975
	Cymechs, Inc.	27,709	572,271
#	D.I Corp.	104,038	1,421,866
		Shares	Value»
SOUTH KOREA — (Continued)
*	DA Technology Co. Ltd.	18,159	$6,368
#	Dae Hwa Pharmaceutical Co. Ltd.	33,963	208,573
#	Dae Won Kang Up Co. Ltd.	212,355	530,594
#*	Daea TI Co. Ltd.	167,560	276,847
	Daebongls Co. Ltd.	30,105	160,674
#*	Daechang Co. Ltd.	261,734	191,110
#	Daechang Forging Co. Ltd.	56,518	224,679
#	Daedong Corp.	138,130	610,230
*	Daedong Gear Co. Ltd.	12,555	0
#	Daedong Gear Co. Ltd. 008830 KS	19,565	122,014
	Daeduck Co. Ltd.	156,659	1,483,358
#	Daeduck Electronics Co. Ltd.	177,789	11,645,240
	Daehan Flour Mill Co. Ltd.	62,941	495,797
	Daehan Steel Co. Ltd.	120,442	672,362
#*	Dae-Il Corp.	175,524	517,209
#	Daejoo Electronic Materials Co. Ltd.	31,703	1,553,481
*	DaeMyoung Energy Co. Ltd.	5,436	46,617
#	Daesang Corp.	145,956	1,802,021
#	Daesang Holdings Co. Ltd.	86,569	451,937
	Daesung Energy Co. Ltd.	34,968	168,423
#	Daesung Industrial Co. Ltd.	32,331	91,328
#*	Daewon Cable Co. Ltd.	258,520	2,292,544
*	Daewon Media Co. Ltd.	19,835	59,880
#	Daewon Pharmaceutical Co. Ltd.	91,545	478,513
	Daewon San Up Co. Ltd.	82,221	646,293
#*	Daewoo Engineering & Construction Co. Ltd.	1,315,612	11,288,646
#	Daewoong Co. Ltd.	117,833	1,338,137
#	Daewoong Pharmaceutical Co. Ltd.	25,475	2,021,776
*††	Dahaam E-Tec Co. Ltd.	1,420	0
	Daihan Pharmaceutical Co. Ltd.	20,901	387,209

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Daishin Securities Co. Ltd.	250,641	$4,469,790
#*	Danal Co. Ltd.	328,986	1,031,264
#	Daol Investment & Securities Co. Ltd.	309,984	735,950
	Daou Data Corp.	126,156	1,632,710
	Daou Technology, Inc.	226,287	5,766,337
	Dasan Networks, Inc.	173,075	263,296
*††	Dawonsys Co. Ltd.	123,542	164,468
#	DB HiTek Co. Ltd.	195,315	11,090,776
#	DB Insurance Co. Ltd.	249,270	26,993,345
#	DB Securities Co. Ltd.	254,025	1,567,689
*	DB, Inc.	776,991	767,121
	DCM Corp.	26,523	203,361
	Dear U Co. Ltd.	24,872	342,657
#	Dentium Co. Ltd.	19,366	518,114
	Deutsch Motors, Inc.	94,705	252,858
	Device Co. Ltd.	35,666	279,502
#*	Devsisters Co. Ltd.	7,752	99,709
#	DI Dong Il Corp.	97,015	1,590,299
#	Digital Daesung Co. Ltd.	112,714	609,211
#*	DIO Corp.	35,036	298,144
	DIT Corp.	26,494	271,715
#*	DK Tech Co. Ltd.	37,926	451,905
#*††	DKME	289,722	327,205
	DL E&C Co. Ltd.	202,038	8,080,256
*	DL Holdings Co. Ltd.	56,399	1,682,349
*	DMOA Co. Ltd.	11,612	19,681
††	DMS Co. Ltd.	113,753	647,666
#	DN Automotive Corp.	152,493	4,237,568
#	DNF Co. Ltd.	21,268	181,910
	Dohwa Engineering Co. Ltd.	31,715	108,132
	Dong-A Socio Holdings Co. Ltd.	16,093	989,293
#	Dong-A ST Co. Ltd.	24,414	590,823
	Dong-Ah Geological Engineering Co. Ltd.	7,284	88,174
#	Dongbang Transport Logistics Co. Ltd.	322,122	402,072
#	Dongjin Semichem Co. Ltd.	211,527	5,643,563
	Dongkoo Bio & Pharma Co. Ltd.	52,300	140,296
#	DongKook Pharmaceutical Co. Ltd.	154,988	1,890,599
#	Dongkuk CM Co. Ltd.	92,605	330,300
*	Dongkuk Holdings Co. Ltd.	475,798	570,537
#	Dongkuk Industries Co. Ltd.	235,708	379,440
		Shares	Value»
SOUTH KOREA — (Continued)
#	Dongkuk Steel Mill Co. Ltd.	150,177	$937,633
*	Dongkuk Structures & Construction Co. Ltd.	55,003	54,815
#	Dongsuh Cos., Inc.	62,410	1,108,906
	Dongsung Chemical Co. Ltd.	175,188	436,852
#	Dongsung Finetec Co. Ltd.	95,213	1,042,635
#*	Dongwha Enterprise Co. Ltd.	63,333	245,728
#	Dongwha Pharm Co. Ltd.	101,055	331,329
	Dongwon Development Co. Ltd.	203,151	297,160
#	Dongwon Industries Co. Ltd.	49,778	1,227,052
	Dongwon Metal Co. Ltd.	146,669	144,106
#	Dongwon Systems Corp.	18,082	259,753
#	Dongwoon Anatech Co. Ltd.	93,673	1,718,875
	Dongyang E&P, Inc.	44,494	613,955
#	Doosan Bobcat, Inc.	302,158	12,438,810
	Doosan Co. Ltd.	5,520	4,358,516
*	Doosan Enerbility Co. Ltd.	148,903	6,824,049
#*	Doosan Fuel Cell Co. Ltd.	84,174	1,434,671
#	Doosan Tesna, Inc.	62,085	2,707,439
	DoubleUGames Co. Ltd.	75,762	3,171,502
#*	Dream Security Co. Ltd.	411,708	484,803
#	Dreamtech Co. Ltd.	206,405	599,798
*	DRTECH Corp.	130,784	69,580
#	DS Dansuk Co. Ltd.	31,210	242,897
	DSC Investment, Inc.	65,144	333,348
#*	DSK Co. Ltd.	54,490	155,904
*	Duchembio Co. Ltd.	10,489	41,529
#*	Duk San Neolux Co. Ltd.	48,214	1,000,286
#*	Duksan Hi-Metal Co. Ltd.	98,341	586,433
#*	Duksan Techopia Co. Ltd.	14,836	97,985
	DY Corp.	35,036	101,905
	DY POWER Corp.	52,243	391,824
	E1 Corp.	8,669	531,921
#	Easy Bio, Inc.	82,856	355,128
#	Easy Holdings Co. Ltd.	200,375	578,411
*	Eco&Dream Co. Ltd.	17,494	76,978
#	Ecoplastic Corp.	154,083	197,833

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Ecopro BM Co. Ltd.	37,432	$2,673,831
#	Ecopro Co. Ltd.	76,313	4,177,616
	Ecopro HN Co. Ltd.	12,299	202,808
	e-Credible Co. Ltd.	9,335	92,297
#	Elentec Co. Ltd.	101,730	474,258
#	E-MART, Inc.	86,196	4,744,323
#*	EMRO, Inc.	20,232	199,883
#*	EM-Tech Co. Ltd.	63,772	163,949
#*	Enchem Co. Ltd.	8,658	106,156
#	ENF Technology Co. Ltd.	86,961	2,476,695
*††	Enzychem Lifesciences Corp.	423,823	220,874
#	Eo Technics Co. Ltd.	12,201	2,473,985
#*	Eubiologics Co. Ltd.	135,663	752,738
	Eugene Corp.	231,750	512,527
	Eugene Investment & Securities Co. Ltd.	501,163	1,435,032
#	Eugene Technology Co. Ltd.	39,552	2,983,886
	Eusu Holdings Co. Ltd.	72,423	308,781
*	EV Advanced Material Co. Ltd.	237,098	100,705
#*	Everybot, Inc.	7,532	65,480
*	E-World	204,022	76,395
	Exem Co. Ltd.	169,028	160,795
#	Exicon Co. Ltd.	33,489	296,818
#	F&F Co. Ltd.	90,218	5,064,677
	F&F Holdings Co. Ltd.	13,743	139,583
#	FarmStory Co. Ltd.	306,447	221,431
#*	Fine M-Tec Co. Ltd.	84,695	411,716
#*	Fine Semitech Corp.	42,163	532,451
#*	Firstec Co. Ltd.	71,326	267,079
*††	Flask Co. Ltd.	36,325	11,313
#*	FLITTO, Inc.	23,661	121,418
#*	Foosung Co. Ltd.	190,432	1,170,975
	Fursys, Inc.	13,316	235,077
*	FutureChem Co. Ltd.	2,479	13,174
	G2Power Co. Ltd.	21,606	98,797
	Gabia, Inc.	59,622	1,953,425
*	GAEASOFT	68,912	378,897
#	Galaxia Moneytree Co. Ltd.	55,411	180,853
	GAMSUNG Corp. Co. Ltd.	373,630	1,071,906
#	Gaon Cable Co. Ltd.	43,281	3,875,863
#	GC Biopharma Corp.	29,352	2,368,941
#*	GC Cell Corp.	46,518	432,226
#	GC Corp.	137,134	893,305
	GC MediAI Corp.	87,429	176,607
*	GeneOne Life Science, Inc.	50,225	94,059
*	Genexine, Inc.	173,487	299,292
#*	Genic Co. Ltd.	3,724	64,079
*	Genohco, Inc.	4,171	33,068
*	Genomictree, Inc.	3,437	27,134
		Shares	Value»
SOUTH KOREA — (Continued)
	Geumhwa PSC Co. Ltd.	18,966	$424,140
#	Global Standard Technology Co. Ltd.	137,330	3,937,079
#*	Global Tax Free Co. Ltd.	179,595	593,784
	GnBS eco Co. Ltd.	17,410	50,841
#	GnCenergy Co. Ltd.	42,135	1,058,522
#	GOLFZON Co. Ltd.	33,265	912,072
	Gradiant Corp.	58,940	380,774
#	Grand Korea Leisure Co. Ltd.	164,912	1,077,449
#	GS Engineering & Construction Corp.	362,027	5,754,745
#	GS Global Corp.	330,057	577,025
#	GS Holdings Corp. (078930 KS)	266,499	16,487,997
#	GS P&L Co. Ltd.	48,714	1,190,488
#	GS Retail Co. Ltd.	89,963	1,541,697
	Gwangju Shinsegae Co. Ltd.	12,815	337,949
#	HAESUNG DS Co. Ltd.	80,140	2,617,370
	Haesung Industrial Co. Ltd.	72,812	321,303
#	Han Kuk Carbon Co. Ltd.	166,710	2,486,812
	Hana Financial Group, Inc.	1,067,174	92,245,430
#	Hana Materials, Inc.	35,863	1,275,387
#	Hana Micron, Inc.	305,097	6,131,625
#	Hana Pharm Co. Ltd.	19,766	119,752
*	Hana Technology Co. Ltd.	7,500	60,641
#	Hana Tour Service, Inc.	51,697	1,094,280
#*	Hanall Biopharma Co. Ltd.	11,545	343,668
*	Hancom WITH, Inc.	67,468	169,187
#	Hancom, Inc.	96,877	1,148,482
	Handok, Inc.	7,766	48,735
	Handsome Co. Ltd.	47,367	648,866
#	Hanil Cement Co. Ltd.	124,663	1,211,668
#	Hanil Feed Co. Ltd.	135,409	210,433
#	Hanil Holdings Co. Ltd.	84,978	1,060,717
#	Hanjin Kal Corp.	17,172	1,312,172
#	Hanjin Logistics Corp.	53,739	561,516
*	HanJung Natural Connectivity System Co. Ltd.	1,104	21,737
*	Hankook Cosmetics Co. Ltd.	11,777	48,109

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hankook Cosmetics Manufacturing Co. Ltd.	7,766	$42,343
	Hankook Shell Oil Co. Ltd.	3,557	1,248,751
#	Hankook Tire & Technology Co. Ltd.	400,532	18,658,974
	Hanla IMS Co. Ltd.	9,308	111,477
#	Hanmi Pharm Co. Ltd.	21,759	5,015,854
#	Hanmi Science Co. Ltd.	35,933	891,860
#	Hanmi Semiconductor Co. Ltd.	118,990	17,201,116
#	HanmiGlobal Co. Ltd.	41,129	449,256
#	Hannong Chemicals, Inc.	41,111	321,004
#*	Hanon Systems	1,180,022	2,672,938
*	Hans Biomed Corp.	3,652	46,898
#	Hansae Co. Ltd.	65,027	414,119
#	Hansae Yes24 Holdings Co. Ltd.	38,483	116,205
	Hanshin Construction Co. Ltd.	1,126	7,471
#	Hanshin Machinery Co.	90,110	138,450
#	Hansol Chemical Co. Ltd.	40,246	5,722,574
#	Hansol Holdings Co. Ltd.	145,055	315,175
#*	Hansol IONES Co. Ltd.	63,983	372,594
#	Hansol Paper Co. Ltd.	82,412	419,700
#	Hansol Technics Co. Ltd.	201,965	965,326
#*	Hanssem Co. Ltd.	24,842	674,016
	Hanwha Aerospace Co. Ltd.	60,640	38,930,120
#	Hanwha Corp.	33,459	1,966,658
*	Hanwha Engine	156,664	4,204,243
#*	Hanwha Galleria Corp.	51,843	66,817
#*	Hanwha General Insurance Co. Ltd.	248,988	978,585
#*	Hanwha Investment & Securities Co. Ltd.	643,006	1,826,091
#*	Hanwha Life Insurance Co. Ltd.	1,422,363	4,301,265
*	Hanwha Ocean Co. Ltd.	39,882	2,361,021
#*	Hanwha Solutions Corp.	459,816	8,093,489
#	Hanwha Systems Co. Ltd.	96,451	4,224,188
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Hanwha Vision Co. Ltd.	105,385	$2,993,686
#*	Hanyang Digitech Co. Ltd.	30,343	369,966
*	Hanyang Eng Co. Ltd.	91,976	1,892,790
#	Hanyang Securities Co. Ltd.	53,559	727,894
#	Harim Co. Ltd.	397,204	737,528
#	Harim Holdings Co. Ltd.	353,912	2,348,379
#	HB SOLUTION Co. Ltd.	247,754	274,561
	HB Technology Co. Ltd.	373,920	466,124
#	HD Construction Equipment Co. Ltd.	253,303	21,609,439
	HD Hyundai Co. Ltd.	216,137	29,678,743
#	HD Hyundai Electric Co. Ltd.	58,843	27,210,710
#*	HD Hyundai Energy Solutions Co. Ltd.	22,338	1,735,178
#	HD Hyundai Heavy Industries Co. Ltd.	22,221	7,439,944
#	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	91,010	24,168,603
	HDC Holdings Co. Ltd.	176,861	2,447,190
	HDC Hyundai Engineering Plastics Co. Ltd.	37,500	97,418
*	HD-Hyundai Marine Engine	58,425	1,983,143
	Hecto Financial Co. Ltd.	24,589	279,837
	Hecto Innovation Co. Ltd.	48,905	466,832
#*	Helixmith Co. Ltd.	150,661	326,539
#*	Heung-A Shipping Co. Ltd.	369,473	442,906
#*	HFR, Inc.	31,224	310,543
	High Tech Pharm Co. Ltd.	6,662	49,833
#	Hite Jinro Co. Ltd.	224,981	2,414,702
#	Hitejinro Holdings Co. Ltd.	34,642	195,456
#*	HJ Shipbuilding & Construction Co. Ltd.	75,838	826,610
#	HK inno N Corp.	79,363	1,990,403
#	HL Holdings Corp.	26,622	695,424
#	HL Mando Co. Ltd.	295,489	9,079,127
*	HLB Biostep Co. Ltd.	37,488	44,029
#*	HLB Co. Ltd.	56,968	1,211,989

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	HLB Global Co. Ltd.	31,036	$26,853
#*	Hlb Pharma Ceutical Co. Ltd.	13,774	77,482
*	HLB Therapeutics Co. Ltd.	20,707	23,874
	HMM Co. Ltd.	704,963	10,272,129
*	Homecast Co. Ltd.	31,703	28,713
#*	Hotel Shilla Co. Ltd.	126,642	3,824,763
#	HPSP Co. Ltd.	110,805	2,610,890
	HS Hwasung Co. Ltd.	27,463	208,878
#	HS Hyosung Advanced Materials Corp.	16,188	1,807,573
#	HS Hyosung Corp.	8,186	254,421
#	HS Industries Co. Ltd.	232,721	396,394
#*	Hugel, Inc.	21,517	3,470,181
*	Humasis Co. Ltd.	57,122	81,410
	Humedix Co. Ltd.	34,240	573,644
	Huons Co. Ltd.	41,058	699,686
	Huons Global Co. Ltd.	50,541	795,018
*	Husteel Co. Ltd.	155,466	379,936
#	Huvitz Co. Ltd.	44,305	216,866
#	Hwa Shin Co. Ltd.	170,202	839,530
*	Hwail Pharm Co. Ltd.	21,197	130,292
	Hwangkum Steel & Technology Co. Ltd.	25,242	90,587
	Hwaseung Enterprise Co. Ltd.	71,703	152,713
#	HYBE Co. Ltd.	22,088	2,585,647
#	Hy-Lok Corp.	63,254	1,389,088
#	Hyosung Corp.	44,956	4,470,765
#	Hyosung Heavy Industries Corp.	20,102	32,670,210
#	Hyosung TNC Corp.	20,905	4,451,009
#	Hyundai Autoever Corp.	22,666	5,670,792
#	Hyundai Bioland Co. Ltd.	107,068	241,009
#	Hyundai BNG Steel Co. Ltd.	65,456	498,594
#	HYUNDAI Corp.	56,479	1,002,164
	Hyundai Corp. Holdings, Inc.	27,853	238,372
#	Hyundai Department Store Co. Ltd.	80,351	6,563,619
#	Hyundai Elevator Co. Ltd.	91,697	4,291,358
#	Hyundai Engineering & Construction Co. Ltd.	240,085	15,556,195
#	HYUNDAI EVERDIGM Corp.	28,489	116,013
	Hyundai Ezwel Co. Ltd.	30,548	130,567
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Futurenet Co. Ltd.	184,793	$381,134
#	Hyundai GF Holdings	465,133	3,768,811
	Hyundai Glovis Co. Ltd.	193,833	26,583,305
#	Hyundai Green Food	86,336	1,089,150
#	Hyundai Hyms Co. Ltd.	3,964	37,831
	Hyundai Livart Furniture Co. Ltd.	63,539	242,773
#*	Hyundai Marine & Fire Insurance Co. Ltd.	298,570	7,941,865
	Hyundai Mobis Co. Ltd.	88,932	28,761,126
#	Hyundai Motor Co.	499,147	132,252,437
#	Hyundai Motor Securities Co. Ltd.	180,405	937,522
#	Hyundai Movex Co. Ltd.	67,760	983,045
#	Hyundai Pharmaceutical Co. Ltd.	45,478	170,371
	Hyundai Rotem Co. Ltd.	236,944	22,019,158
	Hyundai Steel Co.	273,722	4,970,831
	HyVision System, Inc.	74,321	506,806
#	i3system, Inc.	23,713	975,908
#*††	Icure Pharm, Inc.	78,236	22,334
#	iFamilySC Co. Ltd.	53,636	282,723
#	Il Dong Pharmaceutical Co. Ltd.	36,374	347,410
	Iljin Diamond Co. Ltd.	23,010	130,847
#	Iljin Electric Co. Ltd.	89,685	3,187,300
#	Iljin Holdings Co. Ltd.	107,525	423,382
#*	Iljin Hysolus Co. Ltd.	15,390	106,931
#	Iljin Power Co. Ltd.	53,169	393,938
	Ilshin Spinning Co. Ltd.	97,180	707,241
*	Ilshin Stone Co. Ltd.	81,577	41,707
#††	Ilyang Pharmaceutical Co. Ltd.	68,616	400,361
	iM Financial Group Co. Ltd.	1,038,179	12,172,781
#	iMarketKorea, Inc.	105,711	534,956
#	InBody Co. Ltd.	69,008	2,208,127
	Incar Financial Service Co. Ltd.	34,006	235,305
#	Industrial Bank of Korea	1,126,072	16,144,443
	Infinitt Healthcare Co. Ltd.	35,454	197,525
	Inhwa Precision Co. Ltd.	10,560	47,930
#	Innocean Worldwide, Inc.	96,064	1,277,830

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Innox Advanced Materials Co. Ltd.	112,236	$1,512,276
*	Insun ENT Co. Ltd.	102,995	204,854
#	Intellian Technologies, Inc.	17,587	700,498
	Intelligent Digital Integrated Security Co. Ltd.	32,155	361,799
#*	Interflex Co. Ltd.	82,249	374,935
#	Interojo Co. Ltd.	25,470	246,076
	INTOPS Co. Ltd.	96,905	1,146,712
*	iNtRON Biotechnology, Inc.	63,527	107,403
	INVENI Co. Ltd.	39,830	392,955
	Inzi Controls Co. Ltd.	14,326	50,823
#	IPARK Hyundai Development Co.	238,278	3,280,292
#	IS Dongseo Co. Ltd.	63,521	795,448
#	ISC Co. Ltd.	14,881	1,311,265
#	i-SENS, Inc.	88,181	1,024,462
*	ISU Abxis Co. Ltd.	48,025	104,964
#*	ISU Chemical Co. Ltd.	53,611	461,336
#*	ISU Specialty Chemical	64,675	2,331,698
#	IsuPetasys Co. Ltd.	256,587	12,882,906
*	Itcencts Co. Ltd.	21,167	80,517
#*	Itcenglobal Co. Ltd.	61,687	887,023
*	ITEK, Inc.	97,485	360,016
#*	ITM Semiconductor Co. Ltd.	21,024	117,554
#*	Jahwa Electronics Co. Ltd.	118,527	1,798,352
#	JAS Robotics, Inc.	31,731	88,540
#	JB Financial Group Co. Ltd.	878,584	16,023,719
*	Jeil Pharmaceutical Co. Ltd.	19,578	129,952
*	Jeju Air Co. Ltd.	188,656	545,288
#*	Jeju Semiconductor Corp.	117,168	5,077,662
*	JETEMA Co. Ltd.	10,708	31,953
*	Jin Air Co. Ltd.	62,705	226,134
#	Jinsung T.E.C.	85,358	780,619
	JLS Co. Ltd.	35,666	143,774
	JNK Global Co. Ltd.	21,099	37,567
#*	JNTC Co. Ltd.	94,753	858,766
*	JoyCity Corp.	83,102	66,034
	Jungdawn Co. Ltd.	3,510	5,307
#	Jusung Engineering Co. Ltd.	145,037	11,969,353
#	JVM Co. Ltd.	33,800	559,288
#	JW Holdings Corp.	210,238	551,316
#	JW Life Science Corp.	53,292	415,594
	JW Pharmaceutical Corp.	68,337	1,113,447
		Shares	Value»
SOUTH KOREA — (Continued)
#	JYP Entertainment Corp.	121,955	$3,671,054
#	K Car Co. Ltd.	29,787	153,559
*	K Ensol Co. Ltd.	35,768	196,915
#	Kakao Corp.	425,739	10,971,711
#*	Kakao Games Corp.	202,085	1,128,575
#	KakaoBank Corp.	303,287	4,651,814
*	Kakaopay Corp.	15,900	470,366
	Kangnam Jevisco Co. Ltd.	36,141	308,500
#*	Kangstem Biotech Co. Ltd.	103,843	163,840
#*	Kangwon Energy Co. Ltd.	41,085	210,636
	Kangwon Land, Inc.	269,881	2,768,382
	KAON Group Co. Ltd.	22,315	60,083
#	KB Financial Group, Inc. (105560 KS)	1,155,887	135,281,241
#	KB Financial Group, Inc. (KB US), ADR	182,496	21,501,679
#*	KBI Dongyang Steel Pipe Co. Ltd.	282,181	212,112
	KC Co. Ltd.	56,156	1,089,321
#	KC Tech Co. Ltd.	61,782	2,913,976
	KCC Corp.	21,338	5,616,813
#	KCC Glass Corp.	46,878	719,474
#	KCTC	163,259	431,749
*	KEC Corp.	199,404	332,667
*	Keeps Biopharma, Inc.	21,250	83,045
#*	Kencoa Aerospace Co.	46,772	278,234
#	KEPCO Engineering & Construction Co., Inc.	15,535	949,935
#	KEPCO Plant Service & Engineering Co. Ltd.	152,807	4,767,141
#	KG Chemical Corp.	256,732	732,762
#	KG Dongbusteel	180,821	686,355
#	KG Eco Solution Co. Ltd.	98,405	371,332
	KG Financial Co. Ltd.	95,215	259,370
#*	KG Mobility Corp.	331,792	653,087
	Kginicis Co. Ltd.	86,893	587,253
#	KH Vatec Co. Ltd.	132,276	886,429
	Kia Corp.	1,141,175	102,888,593
*	KidariStudio, Inc.	6,009	14,715
#	KINX, Inc.	15,242	1,379,305
	KISCO Corp.	102,472	667,154
	KISCO Holdings Co. Ltd.	49,059	920,470
	KISWIRE Ltd.	47,158	551,680
#	KIWOOM Securities Co. Ltd.	85,133	16,998,976
	KL-Net Corp.	53,206	99,569
#*	KMW Co. Ltd.	45,897	446,199
#*	KNJ Co. Ltd.	28,421	481,996

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	KoBioLabs, Inc.	7,545	$15,002
#	Koh Young Technology, Inc.	168,805	3,143,892
#	Kolmar BNH Co. Ltd.	39,068	229,979
	Kolmar Holdings Co. Ltd.	87,851	548,676
#	Kolmar Korea Co. Ltd.	100,226	6,633,746
#	Kolon Corp.	44,406	710,387
	Kolon Global Corp.	5,283	30,667
#	Kolon Industries, Inc.	147,888	4,874,847
#*	Kolon Life Science, Inc.	11,337	111,879
	Komelon Corp.	7,669	105,534
#	KoMiCo Ltd.	21,938	837,082
#*	Komipharm International Co. Ltd.	49,801	252,508
#	KONA I Co. Ltd.	37,585	1,035,620
#	Korea Aerospace Industries Ltd.	181,140	16,127,702
	Korea Airport Service Co. Ltd.	486	30,592
	Korea Alcohol Industrial Co. Ltd.	94,422	888,077
	Korea Asset In Trust Co. Ltd.	304,502	487,461
	Korea Cast Iron Pipe Industries Co. Ltd.	12,916	59,236
#	Korea Circuit Co. Ltd.	77,047	2,396,096
#	Korea District Heating Corp.	9,073	424,796
	Korea Electric Power Corp. (015760 KS)	258,876	6,220,882
#	Korea Electric Power Corp. (KEP US), Sponsored ADR	326,264	3,898,855
#	Korea Electric Terminal Co. Ltd.	45,140	1,939,167
	Korea Electronic Certification Authority, Inc.	23,916	54,615
#	Korea Electronic Power Industrial Development Co. Ltd.	74,156	531,192
	Korea Export Packaging Industrial Co. Ltd.	74,581	118,464
#	Korea Fuel-Tech Corp.	166,879	633,116
	Korea Gas Corp.	89,854	2,166,825
#	Korea Information & Communications Co. Ltd.	92,796	499,788
		Shares	Value»
SOUTH KOREA — (Continued)
#	Korea Information Certificate Authority, Inc.	97,673	$291,087
#	Korea Investment Holdings Co. Ltd.	184,512	26,048,252
#*	Korea Line Corp.	1,210,170	1,584,577
#	Korea Movenex Co. Ltd.	105,545	256,766
#	Korea Petrochemical Ind Co. Ltd.	19,763	1,165,364
#	Korea Petroleum Industries Co.	38,166	283,150
#	Korea Ratings Corp.	5,809	410,789
	Korea Real Estate Investment & Trust Co. Ltd.	981,857	757,980
	Korea United Pharm, Inc.	56,697	710,063
	Korea Zinc Co. Ltd.	2,980	2,031,949
	Korean Air Lines Co. Ltd.	747,687	13,245,957
	Korean Reinsurance Co.	1,176,327	11,302,134
	Kortek Corp.	46,854	385,098
	Koryo Credit Information Co. Ltd.	9,684	62,490
#*	KOSES Co. Ltd.	20,024	266,707
	KPX Chemical Co. Ltd.	7,950	269,077
*	KPX Electrochem Co. Ltd.	12,715	79,178
	Krafton, Inc.	72,163	12,195,225
#	KSS LINE Ltd.	159,394	1,114,507
	Kt alpha Co. Ltd.	27,290	85,082
	KT Corp. (030200 KS)	35,348	1,274,267
	KT Corp. (KT US), Sponsored ADR	199,398	3,607,110
	KT Skylife Co. Ltd.	97,794	275,501
	KT&G Corp.	223,569	27,820,565
#	KTCS Corp.	196,090	301,800
	Kukbo Design Co. Ltd.	14,650	235,897
	Kukdong Oil & Chemicals Co. Ltd.	43,274	95,009
#*	Kuk-il Paper Manufacturing Co. Ltd.	23,194	59,182
	Kukje Pharma Co. Ltd.	3,874	8,602
*††	Kum Yang Co. Ltd.	18,916	24,625
*	Kumho HT, Inc.	37,477	133,138
#	Kumho Petrochemical Co. Ltd.	82,709	6,573,628
#*	Kumho Tire Co., Inc.	786,285	3,926,153
	KUMHOE&C Co. Ltd.	126,126	784,660

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kumkang Kind Co. Ltd.	63,718	$175,144
	Kwang Dong Pharmaceutical Co. Ltd.	204,192	859,125
*	Kwangmu Co. Ltd.	125,086	118,907
*	KX Innovation Co. Ltd.	68,009	118,663
#	Kyeryong Construction Industrial Co. Ltd.	45,075	571,277
#	Kyobo Securities Co. Ltd.	123,871	817,789
#	Kyochon F&B Co. Ltd.	64,070	165,194
#	Kyung Dong Navien Co. Ltd.	52,201	2,307,475
	Kyungbang Co. Ltd.	55,402	318,259
	KyungDong City Gas Co. Ltd.	7,342	105,911
	KyungDong Invest Co. Ltd.	2,332	70,929
	Kyungdong Pharm Co. Ltd.	109,734	372,524
#	Kyung-In Synthetic Corp.	166,690	329,365
	KZ Precision Corp.	58,043	470,346
#	L&C Bio Co. Ltd.	33,179	1,193,852
#*	L&F Co. Ltd.	5,708	287,516
#*	L&K Biomed Co. Ltd.	34,222	72,933
#*	LabGenomics Co. Ltd.	340,664	131,589
#	Lake Materials Co. Ltd.	171,081	1,280,438
#*	LB Semicon, Inc.	93,482	207,217
	LEADCORP, Inc.	102,274	218,151
#	Lee Ku Industrial Co. Ltd.	156,321	422,966
#	LEENO Industrial, Inc.	194,895	8,565,981
	LF Corp.	103,326	1,608,327
#	LG Chem Ltd.	96,865	17,156,523
	LG Corp.	204,672	14,190,254
#*	LG Display Co. Ltd. (034220 KS)	1,542,091	9,701,919
#*	LG Display Co. Ltd. (LPL US), ADR	208,443	625,329
#	LG Electronics, Inc.	564,673	62,589,340
#*	LG Energy Solution Ltd.	26,106	5,905,962
	LG H&H Co. Ltd.	29,900	5,974,167
*	LG HelloVision Co. Ltd.	413,577	454,906
#	LG Innotek Co. Ltd.	82,150	28,373,626
	LG Uplus Corp.	1,240,819	12,722,772
#	LIG Accuver Co. Ltd.	24,004	433,452
		Shares	Value»
SOUTH KOREA — (Continued)
#	LIG Defense&Aerospace Co. Ltd.	54,930	$26,839,949
#*	LigaChem Biosciences, Inc.	11,749	708,745
*	LOT Vacuum Co. Ltd.	70,046	381,354
	Lotte Chemical Corp.	54,275	2,115,928
#	Lotte Chilsung Beverage Co. Ltd.	25,007	1,758,976
	Lotte Corp.	96,966	1,517,672
#*	Lotte Data Communication Co.	41,577	515,410
#*	Lotte Energy Materials Corp.	110,695	2,067,314
	LOTTE Fine Chemical Co. Ltd.	110,220	3,405,399
	LOTTE Himart Co. Ltd.	64,713	277,552
#*	Lotte Non-Life Insurance Co. Ltd.	336,367	443,653
#	Lotte Rental Co. Ltd.	92,093	2,527,582
#	Lotte Shopping Co. Ltd.	42,043	3,396,201
#*	Lotte Tour Development Co. Ltd.	61,336	492,834
#	Lotte Wellfood Co. Ltd.	14,049	1,010,784
	LS Corp.	90,462	16,325,478
#	LS Eco Energy Ltd.	52,587	1,456,752
#	LS Electric Co. Ltd.	326,825	41,152,491
	LS Materials Ltd.	6,649	47,504
#	LS SECURITIES Co. Ltd.	47,004	204,424
#	LTC Co. Ltd.	29,411	700,184
#*	LVMC Holdings	551,658	480,214
#*	LX Hausys Ltd.	35,794	770,118
	LX Holdings Corp.	240,192	1,293,168
	LX International Corp.	253,987	6,626,120
#	LX Semicon Co. Ltd.	63,681	1,512,710
	M.I.Tech Co. Ltd.	31,186	103,333
#	Macquarie Korea Infrastructure Fund	1,258,928	8,909,871
#	Macrogen, Inc.	37,889	298,821
#	Maeil Dairies Co. Ltd.	24,612	584,944
#*	Manyo Co. Ltd.	19,543	212,687
#	Mcnex Co. Ltd.	106,305	1,306,046
*	MDS Tech, Inc.	63,593	79,377
*	ME2ON Co. Ltd.	76,724	108,943
	Mecaro Co. Ltd.	4,177	95,124
*	Mediana Co. Ltd.	55,923	316,251
*	Medipost Co. Ltd.	45,013	259,396
*	MedPacto, Inc.	5,544	9,074
#	Medytox, Inc.	19,488	976,536
#*	Meerecompany, Inc.	20,825	132,987
	MegaStudy Co. Ltd.	51,148	463,226
#*	MegaStudyEdu Co. Ltd.	59,725	1,704,073

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Meritz Financial Group, Inc.	495,048	$42,481,234
	META BIOMED Co. Ltd.	84,378	218,139
	Mgame Corp.	131,396	392,288
	Mi Chang Oil Industrial Co. Ltd.	3,540	343,623
#*	MiCo Ltd.	171,010	1,715,581
#	Micro Contact Solution Co. Ltd.	5,192	73,129
*	Micro Digital Co. Ltd.	3,007	3,852
#*	Mirae Asset Life Insurance Co. Ltd.	422,652	4,622,569
#	Mirae Asset Securities Co. Ltd.	893,437	21,224,221
#*	Mirae Asset Venture Investment Co. Ltd.	108,182	941,011
#	Misto Holdings Corp.	192,513	6,040,673
	Miwon Chemicals Co. Ltd.	14,850	105,278
#	Miwon Commercial Co. Ltd.	7,025	601,581
	Miwon Holdings Co. Ltd.	1,831	67,822
	Miwon Specialty Chemical Co. Ltd.	9,336	796,123
	MK Electron Co. Ltd.	123,560	1,214,979
#	MNTech Co. Ltd.	67,349	300,094
#	Mobase Electronics Co. Ltd.	212,664	327,317
#*	Modetour Network, Inc.	33,763	198,262
#*	MONAYONGPYONG	169,956	253,682
	Moorim P&P Co. Ltd.	137,287	153,877
#*	Motrex Co. Ltd.	82,302	275,262
#	mPlus Corp.	36,748	222,279
*	MS Autotech Co. Ltd.	64,747	67,468
#	Muhak Co. Ltd.	27,506	142,540
	Multicampus Co. Ltd.	8,662	146,206
#	Myoung Shin Industrial Co. Ltd.	226,464	1,020,171
#*	Naintech Co. Ltd.	67,827	84,254
#	Namhae Chemical Corp.	111,650	429,580
*	Namsun Aluminum Co. Ltd.	481,327	332,652
	Namuga Co. Ltd.	61,293	558,516
#	Namyang Dairy Products Co. Ltd.	12,282	373,950
*	NanoenTek, Inc.	12,813	30,843
	Nature Holdings Co. Ltd.	60,609	273,381
#	NAVER Corp.	152,420	21,820,549
	NC Corp.	26,374	4,288,077
	NeoPharm Co. Ltd.	55,392	736,808
#	Neosem, Inc.	31,653	178,743
*	Neovue Co. Ltd.	32,626	336,627
	Neowiz	75,112	960,609
		Shares	Value»
SOUTH KOREA — (Continued)
	Neowiz Holdings Corp.	24,725	$407,649
#*	Nepes Ark Corp.	44,403	712,124
#*	NEPES Corp.	74,821	762,075
*	Neptune Co.	94,743	149,475
Ω	Netmarble Corp.	77,545	2,072,015
#	New Power Plasma Co. Ltd.	167,306	1,155,098
	Newflex Technology Co. Ltd.	16,949	32,266
	Nexen Corp.	181,887	725,798
#	Nexen Tire Corp.	151,777	653,667
#*	Nexon Games Co. Ltd.	73,237	461,766
*	Nextbiomedical Co. Ltd.	2,063	49,876
#	Nexteel Co. Ltd.	14,275	108,466
#	NEXTIN, Inc.	29,589	582,906
#	NH Investment & Securities Co. Ltd., Class C	638,162	12,499,380
	NHN Corp.	90,887	2,334,509
#	NHN KCP Corp.	141,341	1,194,495
#*	NIBEC Co. Ltd.	7,063	67,185
#	NICE Holdings Co. Ltd.	164,495	1,474,698
#	Nice Information & Telecommunication, Inc.	36,465	719,990
#	NICE Information Service Co. Ltd.	240,458	2,362,955
	NICE Infra Co. Ltd.	36,789	80,166
	Nong Shim Holdings Co. Ltd.	11,057	694,982
#	NongShim Co. Ltd.	18,964	5,069,123
	Noroo Holdings Co. Ltd.	17,027	185,660
	NOROO Paint & Coatings Co. Ltd.	63,145	334,565
#	NOVAREX Co. Ltd.	76,043	747,936
	Novatech Co. Ltd.	11,691	87,872
	NPC	10,085	19,330
	NUVOTEC Co. Ltd.	15,390	12,695
#*	OCI Co. Ltd.	26,104	1,247,243
#	OCI Holdings Co. Ltd.	90,451	11,925,879
#*	Okins Electronics Co. Ltd.	46,357	335,667
*	ONEJOON Co. Ltd.	22,126	62,798
#*	OptoElectronics Solutions Co. Ltd.	34,817	374,070
*	OPTUS Pharmaceutical Co. Ltd.	5,680	21,620
#*	Orbitech Co. Ltd.	55,701	158,445
#*	Oriental Precision & Engineering Co. Ltd.	97,618	295,787

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Orion Corp.	125,629	$11,521,197
	Orion Holdings Corp.	208,397	3,695,354
*	Oscotec, Inc.	1,977	41,399
#*	OSTEONIC Co. Ltd.	65,306	222,906
*	Osung Advanced Materials Co. Ltd.	38,830	233,689
#	Otoki Corp.	10,509	2,382,887
#	Pan Ocean Co. Ltd.	1,243,771	4,712,527
	Pang Rim Co. Ltd.	39,590	145,068
#	Paradise Co. Ltd.	297,452	2,007,417
#	Park Systems Corp.	25,044	4,370,635
#	Partron Co. Ltd.	274,603	1,030,907
#*	Pearl Abyss Corp.	52,130	1,227,134
#	People & Technology, Inc.	99,322	1,955,241
#*	Peptron, Inc.	3,609	319,960
	PHA Co. Ltd.	50,055	372,380
#	PharmaResearch Co. Ltd.	28,863	6,779,941
*	PharmGen Science, Inc.	55,864	127,421
#	Pharmicell Co. Ltd.	216,489	1,511,218
*	Philenergy Co. Ltd.	5,400	33,406
#*	Philoptics Co. Ltd.	38,258	629,255
#	PI Advanced Materials Co. Ltd.	70,350	867,984
#	PKC Co. Ltd.	173,863	549,094
*	Polaris AI Corp.	9,627	30,476
*	Polaris Office Corp.	2,267	4,395
	Pond Group Co. Ltd.	17,619	54,546
*	PonyLink Co. Ltd.	49,121	69,092
#	Poongsan Corp.	127,154	6,391,312
	Poongsan Holdings Corp.	46,178	1,166,090
#	Posco DX Co. Ltd.	157,973	2,097,439
#	POSCO Future M Co. Ltd.	14,081	1,336,192
#	POSCO Holdings, Inc. (005490 KS)	72,008	15,548,159
#	POSCO Holdings, Inc. (PKX US), Sponsored ADR	198,622	10,560,732
#	Posco International Corp.	216,493	7,892,954
#	Posco M-Tech Co. Ltd.	36,109	254,882
#	POSCO Steeleon Co. Ltd.	191,370	565,972
#*	Power Logics Co. Ltd.	141,226	271,971
*	Prestige Biologics Co. Ltd.	42,637	57,278
#	Protec Co. Ltd.	28,538	1,119,688
#	PSK Holdings, Inc.	19,964	1,318,198
#	PSK, Inc.	119,141	10,492,406
#	Pulmuone Co. Ltd.	84,107	516,324
#	Pumtech Korea Co. Ltd.	12,664	408,214
		Shares	Value»
SOUTH KOREA — (Continued)
#	Refine Co. Ltd.	71,948	$637,694
#*	Reyon Pharmaceutical Co. Ltd.	44,887	311,289
#	RFHIC Corp.	45,102	1,330,822
*	RFTech Co. Ltd.	31,801	132,919
#*	Robostar Co. Ltd.	14,611	618,516
	Rorze Systems Corp.	12,644	53,158
	S&D Co. Ltd.	1,136	38,167
	S&S Tech Corp.	61,424	1,704,479
#	S-1 Corp.	77,889	3,857,439
#	Sajo Industries Co. Ltd.	12,399	409,521
	Sajodaerim Corp.	29,430	619,414
#	Sam Chun Dang Pharm Co. Ltd.	9,741	1,004,527
	Sam Young Electronics Co. Ltd.	74,785	682,166
	Sam Yung Trading Co. Ltd.	87,565	1,362,941
#	Sam-A Aluminum Co. Ltd.	14,216	306,539
#	Sambo Corrugated Board Co. Ltd.	27,541	162,475
	Sambo Motors Co. Ltd.	11,845	31,968
#	Samchully Co. Ltd.	8,894	734,306
	Samho Development Co. Ltd.	78,644	165,202
#	Samhyun Co. Ltd.	8,223	211,943
#††	Samick THK Co. Ltd.	51,492	285,541
#*	Samil Pharmaceutical Co. Ltd.	81,400	352,761
#	Samji Electronics Co. Ltd.	81,870	1,810,047
#	Samjin Pharmaceutical Co. Ltd.	45,729	566,361
#	Samlip Co. Ltd.	12,651	353,854
	Sammok S-Form Co. Ltd.	29,511	283,347
	SAMPYO Cement Co. Ltd.	245,368	1,193,926
#*Ω	Samsung Biologics Co. Ltd.	12,859	13,229,835
	Samsung C&T Corp.	184,630	43,011,914
	Samsung Card Co. Ltd. (029780 KS)	115,331	3,777,710
	Samsung Electro-Mechanics Co. Ltd.	138,224	105,623,420
	Samsung Electronics Co. Ltd. (005930 KS)	10,764,589	1,873,628,260
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	491	2,102,044

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Samsung Engineering Co. Ltd.	824,339	$24,401,960
#*	Samsung Episholdings Co. Ltd.	9,314	2,418,408
	Samsung Fire & Marine Insurance Co. Ltd.	107,582	46,561,690
*	Samsung Heavy Industries Co. Ltd.	878,151	13,056,426
	Samsung Life Insurance Co. Ltd.	155,333	32,560,942
#*	Samsung Pharmaceutical Co. Ltd.	145,402	126,054
*	Samsung SDI Co. Ltd.	107,858	29,410,869
#	Samsung SDS Co. Ltd.	119,436	16,836,624
	Samsung Securities Co. Ltd.	286,971	19,451,095
#	SAMT Co. Ltd.	374,339	2,270,259
#	Samwha Capacitor Co. Ltd.	42,174	2,007,754
#	Samwha Electric Co. Ltd.	15,682	235,738
#*	Samyang Biopharmaceuticals Corp.	27,320	732,164
	Samyang Corp.	7,010	216,965
#	Samyang Foods Co. Ltd.	17,183	14,009,517
	Samyang Holdings Corp.	23,343	939,601
#	Samyoung Co. Ltd.	134,031	581,111
#	Sang-A Frontec Co. Ltd.	35,354	317,231
#*	Sangsangin Co. Ltd.	138,796	193,200
#	Sangsin Energy Display Precision Co. Ltd.	59,009	520,364
#	Saramin Co. Ltd.	31,441	356,916
#	Satrec Initiative Co. Ltd.	9,250	405,404
*	SBI Investment Korea Co. Ltd.	107,785	72,539
#	SD Biosensor, Inc.	236,863	1,049,204
#	SeAH Besteel Holdings Corp.	124,159	2,858,883
	SeAH Holdings Corp.	495	40,394
#	SeAH Steel Corp.	12,924	1,136,022
#	SeAH Steel Holdings Corp.	14,215	1,038,875
	Sebang Co. Ltd.	57,506	512,465
	Sebang Global Battery Co. Ltd.	42,017	1,499,632
		Shares	Value»
SOUTH KOREA — (Continued)
	Sebo Manufacturing Engineer Corp.	1,176	$16,420
	Seegene, Inc.	152,741	2,857,800
#	Segyung Hitech Co. Ltd.	57,444	117,466
#	Sejin Heavy Industries Co. Ltd.	68,614	484,723
#	Sejong Industrial Co. Ltd.	112,104	482,203
#*	Sekonix Co. Ltd.	52,642	119,505
*	SELVAS Healthcare, Inc.	8,207	13,665
*	SEMCNS Co. Ltd.	9,872	73,881
	Sempio Foods Co.	7,317	114,721
	Semyung Electric Machinery Co. Ltd.	21,537	89,982
#	Seobu T&D	191,745	1,299,064
#	Seohan Co. Ltd.	557,422	282,468
#††	Seohee Construction Co. Ltd.	788,596	1,058,436
#*	Seojin System Co. Ltd.	137,325	3,104,252
*	Seoul Auction Co. Ltd.	36,128	123,283
	Seoul City Gas Co. Ltd.	3,085	116,685
#*	Seoul Semiconductor Co. Ltd.	241,014	1,369,185
#	Seoyon Co. Ltd.	81,468	422,767
#	Seoyon E-Hwa Co. Ltd.	112,533	838,006
*††	Setopia Co. Ltd.	26,820	282
#	SFA Engineering Corp.	81,927	1,131,021
#*	SFA Nexel Co. Ltd.	277,023	1,268,284
#*	SFA Semicon Co. Ltd.	364,361	1,213,184
#	SGC Energy Co. Ltd.	54,326	1,527,789
*	SHIFT UP Corp.	5,141	114,058
#*	Shin Heung Energy & Electronics Co. Ltd.	109,835	314,902
#*	Shin Poong Pharmaceutical Co. Ltd.	33,959	178,498
#	Shindaeyang Paper Co. Ltd.	105,502	681,443
	Shinhan Financial Group Co. Ltd. (055550 KS)	1,091,019	75,738,457
	Shinhan Financial Group Co. Ltd. (SHG US), ADR	135,531	9,477,683
*	SHINHWAPRITECH Co. Ltd.	123,903	162,179
	Shinil Electronics Co. Ltd.	231,645	172,607

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Shinsegae Information & Communication Co. Ltd.	21,959	$188,808
#	Shinsegae International, Inc.	61,399	461,283
#	Shinsegae, Inc.	48,458	14,020,893
#	Shinsung Delta Tech Co. Ltd.	28,465	575,452
#*	Shinsung E&G Co. Ltd.	53,920	522,414
	Shinsung ST Co. Ltd.	4,815	59,036
#	Shinwon Corp.	318,682	224,107
	Shinyoung Securities Co. Ltd.	29,565	2,869,512
*	Showbox Corp.	1,683	2,307
#	Silicon2 Co. Ltd.	135,630	3,201,042
	Silla Co. Ltd.	14,535	94,266
*	SillaJen, Inc.	9,802	14,148
#	SIMMTECH Co. Ltd.	102,488	5,712,282
	SIMPAC, Inc.	77,451	254,580
	Sindoh Co. Ltd.	25,555	733,463
	Sinil Pharm Co. Ltd.	13,420	47,495
*	SK Biopharmaceuticals Co. Ltd.	71,231	3,913,663
#*	SK Bioscience Co. Ltd.	53,776	1,261,984
#	SK Chemicals Co. Ltd.	43,185	1,176,926
#	SK Discovery Co. Ltd.	83,920	3,002,257
#*	SK Eternix Co. Ltd.	119,545	3,708,782
#	SK Gas Ltd.	19,191	3,023,696
#	SK Hynix, Inc.	994,055	1,128,903,529
#*Ω	SK IE Technology Co. Ltd.	107,926	995,328
#*	SK Innovation Co. Ltd.	105,886	8,110,667
#	SK Networks Co. Ltd.	593,494	2,994,377
#*	SK oceanplant Co. Ltd.	143,541	1,241,251
#*	SK Securities Co. Ltd.	1,124,958	1,547,317
	SK Telecom Co. Ltd. (017670 KS)	202,742	11,456,633
	SK Telecom Co. Ltd. (SKM US), Sponsored ADR	483	15,273
	SK, Inc.	117,873	44,036,792
#*	SKC Co. Ltd.	16,162	793,508
#	SL Corp.	134,564	4,894,600
#	SM Entertainment Co. Ltd.	37,059	1,770,196
*	SMEC Co. Ltd.	376,091	1,015,680
#*	Smotronic Co. Ltd.	73,679	123,243
#	SNT Dynamics Co. Ltd.	110,173	2,383,910
		Shares	Value»
SOUTH KOREA — (Continued)
	SNT Holdings Co. Ltd.	50,310	$1,750,745
#	SNT Motiv Co. Ltd.	140,451	2,585,938
#	SOCAR, Inc.	33,204	225,946
#	S-Oil Corp.	187,740	16,813,260
#	Solid, Inc.	315,105	1,835,173
#	SOLUM Co. Ltd.	167,626	1,579,130
#	Solus Advanced Materials Co. Ltd.	127,971	569,535
#	Songwon Industrial Co. Ltd.	83,499	702,142
#	Soop Co. Ltd.	56,666	1,889,617
	Soosan Industries Co. Ltd.	36,072	534,152
	Soulbrain Co. Ltd.	19,622	3,398,017
	Soulbrain Holdings Co. Ltd.	34,719	737,048
#	SP SAMHWA Co. Ltd.	63,769	258,114
#	SPG Co. Ltd.	27,155	1,764,631
	Spigen Korea Co. Ltd.	21,903	447,333
	ST Pharm Co. Ltd.	29,693	1,831,733
*	STIC Investments, Inc.	174,526	947,559
	Straffic Co. Ltd.	113,879	215,619
#*	Studio Dragon Corp.	63,179	950,938
#*	STX Engine Co. Ltd.	13,781	219,278
*	Sugentech, Inc.	27,006	71,696
#	Suheung Co. Ltd.	22,350	330,490
#*	Sukgyung AT Co. Ltd.	6,779	161,584
#	Sun Kwang Co. Ltd.	22,329	301,891
#	Sung Kwang Bend Co. Ltd.	97,446	1,827,783
*	Sungchang Enterprise Holdings Ltd.	43,037	153,184
#	Sungshin Cement Co. Ltd.	147,254	772,635
#	Sungwoo Hitech Co. Ltd.	368,048	1,427,907
	Sunjin Co. Ltd.	84,624	561,543
*	Suprema, Inc.	29,598	1,048,304
*	Suresoft Technologies, Inc.	26,545	66,383
	SV Investment Corp.	109,561	133,057
#	SY Co. Ltd.	164,513	194,610
*	SY Steel Tech, Inc.	10,637	9,396
*	Synergy Innovation Co. Ltd.	192,671	201,909
#*	Synopex, Inc.	388,271	924,780
	Systems Technology, Inc.	54,558	811,018
	SYTS Corp.	9,657	374,827
#	T&L Co. Ltd.	31,122	1,202,306
	T3 Entertainment Co. Ltd.	18,676	39,678
	Tae Kyung Industrial Co. Ltd.	49,288	158,637

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Taekwang Industrial Co. Ltd.	1,728	$1,018,014
	TAEKYUNG BK Co. Ltd.	55,237	150,663
#*	Taewoong Co. Ltd.	69,817	1,304,618
#	Taeyang Metal Industrial Co. Ltd.	179,925	284,555
#*	Taeyoung Engineering & Construction Co. Ltd.	100,288	112,273
#*	Taihan Cable & Solution Co. Ltd.	150,810	2,399,655
#	TCC Steel	74,739	426,959
#	TechWing, Inc.	89,928	2,540,185
*	Telechips, Inc.	54,858	320,381
#	TEMC Co. Ltd.	15,597	85,422
#	TES Co. Ltd.	58,140	5,082,061
#*	TFE Co. Ltd.	5,543	110,395
#*	Theragen Etex Co. Ltd.	169,428	240,492
#	TK Corp.	141,789	2,149,757
#	TKG Huchems Co. Ltd.	124,963	1,295,583
#	TLB Co. Ltd.	44,684	799,943
#	Tokai Carbon Korea Co. Ltd.	30,565	3,447,460
*	Tongyang Life Insurance Co. Ltd.	210,768	1,228,369
*	Tongyang, Inc.	437,991	318,757
#	Tonymoly Co. Ltd.	35,958	125,881
	Toptec Co. Ltd.	149,281	310,964
	Tovis Co. Ltd.	59,622	436,074
*	Trinity Airways Co. Ltd.	217,039	84,571
#	TS Corp.	284,096	515,929
#	TSE Co. Ltd.	11,580	1,483,686
#	Tuksu Construction Co. Ltd.	77,905	189,474
#	TYM Corp.	266,928	1,104,161
	Ubiquoss Holdings, Inc.	26,426	153,755
	Ubiquoss, Inc.	60,437	401,702
	Uju Electronics Co. Ltd.	42,700	626,533
*	Uni-Chem Co. Ltd.	2,727	6,442
#	Unid Co. Ltd.	23,927	1,005,151
#	Union Semiconductor Equipment & Materials Co. Ltd.	109,449	553,088
#	Uniquest Corp.	61,270	206,410
#*	Unison Co. Ltd.	218,973	111,522
#*	UniTest, Inc.	54,219	307,231
#	Unitrontech Co. Ltd.	109,139	399,654
#	Value Added Technology Co. Ltd.	39,858	482,450
		Shares	Value»
SOUTH KOREA — (Continued)
*	Vaxcell-Bio Therapeutics Co. Ltd.	4,945	$13,709
	Viatron Technologies, Inc.	42,805	230,670
	VICTEK Co. Ltd.	73,724	149,138
*††	Vidente Co. Ltd.	125,954	55,039
#	Vieworks Co. Ltd.	33,347	508,686
#*	Vina Tech Co. Ltd.	9,996	384,494
#	Vitzro Tech Co. Ltd.	82,846	437,688
#	Vitzrocell Co. Ltd.	163,524	3,108,198
*	Vivozon Pharmaceutical Co. Ltd.	10,692	17,471
#*	VM, Inc.	53,855	2,340,087
#*	VT Co. Ltd.	118,299	963,041
	Webcash Corp.	22,246	99,310
	Webzen, Inc.	78,977	648,189
	Wemade Co. Ltd.	13,596	152,877
	Whanin Pharmaceutical Co. Ltd.	65,946	463,204
	WINS Technet Co. Ltd.	64,096	461,407
	WiSoL Co. Ltd.	88,480	339,721
*	Won Ik Corp.	11,615	42,452
#	Won Tech Co. Ltd.	211,414	707,535
#*	Wonik Holdings Co. Ltd.	230,899	2,419,440
#	WONIK IPS Co. Ltd.	89,127	5,848,415
#	Wonik Materials Co. Ltd.	48,585	1,045,488
#	Wonik QnC Corp.	91,432	1,531,081
#	Woojin, Inc.	84,191	769,329
#	Woori Financial Group, Inc. (316140 KS)	2,702,534	62,561,857
*	Woori Technology Investment Co. Ltd.	56,732	171,707
#*	Woori Technology, Inc.	236,004	1,473,694
#	Woorison F&G Co. Ltd.	132,405	137,947
	Wooshin Systems Co. Ltd.	6,338	16,752
#	Worldex Industry & Trading Co. Ltd., Class C	65,097	1,304,974
#*	W-Scope Chungju Plant Co. Ltd.	43,952	189,583
	Xexymix Corp.	2,317	4,469
*	Xperix, Inc.	14,056	25,831
#	Y G-1 Co. Ltd.	91,765	1,061,680
*	YC Corp.	64,319	379,205
	Y-entec Co. Ltd.	4,789	19,308
*	Yest Co. Ltd.	3,159	46,206

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	YG Entertainment, Inc.	43,323	$1,153,361
	YG PLUS	135,962	300,324
#*	YMT Co. Ltd.	31,107	158,274
#	Youlchon Chemical Co. Ltd.	24,264	229,119
#	Young Poong Corp.	14,874	342,666
#	Youngone Corp.	147,248	9,147,192
	Youngone Holdings Co. Ltd.	49,015	6,528,934
*	YTN Co. Ltd.	6,891	9,835
#	Yuanta Securities Korea Co. Ltd.	606,739	1,835,226
#	Yuhan Corp.	38,477	1,964,760
	YuHwa Securities Co. Ltd.	21,220	44,788
#*	Yungjin Pharmaceutical Co. Ltd.	219,028	177,642
	Yunsung F&C Co. Ltd.	7,162	72,646
#	Zeus Co. Ltd.	121,593	709,140
#	Zinus, Inc.	51,731	312,261
TOTAL SOUTH KOREA			6,126,554,028
TAIWAN — (25.5%)
#	104 Corp.	31,000	194,449
#	91APP, Inc.	344,000	585,238
#	Aaeon Technology, Inc.	80,680	378,906
#	ABC Taiwan Electronics Corp.	503,402	590,208
	Abico Avy Co. Ltd.	860,448	1,007,311
#	Ability Enterprise Co. Ltd.	2,036,962	3,991,699
#*	Ability Opto-Electronics Technology Co. Ltd.	283,205	1,490,086
#	AcBel Polytech, Inc.	4,507,033	5,819,995
	Accton Technology Corp.	1,267,369	82,146,978
	Acer Cyber Security, Inc.	8,446	41,997
#	Acer E-Enabling Service Business, Inc.	65,000	432,814
#	Acer, Inc.	12,848,595	11,385,255
	ACES Electronic Co. Ltd.	922,271	2,228,728
*	Acme Electronics Corp.	80,000	67,954
*	Acon Holding, Inc.	1,679,955	263,110
#	Acter Group Corp. Ltd.	604,122	16,998,776
#	Action Electronics Co. Ltd.	1,194,000	444,553
		Shares	Value»
TAIWAN — (Continued)
#	Actron Technology Corp.	290,018	$1,187,296
#	ADATA Technology Co. Ltd.	1,848,501	22,139,377
#	Addcn Technology Co. Ltd.	207,776	928,597
#*	Adimmune Corp.	1,186,000	607,015
#	Adlink Technology, Inc.	293,000	1,013,473
	Advanced Ceramic X Corp.	128,892	870,093
#	Advanced Energy Solution Holding Co. Ltd.	147,000	4,113,238
#	Advanced International Multitech Co. Ltd.	957,000	1,596,925
#*	Advanced Optoelectronic Technology, Inc.	740,000	380,361
#	Advanced Power Electronics Corp.	461,000	2,256,956
#	Advancetek Enterprise Co. Ltd.	1,806,662	1,593,494
	Advantech Co. Ltd.	992,940	16,913,423
	Aeontek Co. Ltd.	305,000	225,338
	Aerospace Industrial Development Corp.	2,910,000	5,488,481
	AGV Products Corp.	3,116,603	961,393
#	AIC, Inc.	30,000	409,672
#	Air Asia Co. Ltd.	84,000	124,928
#	Airoha Technology Corp.	84,000	1,323,787
#	Airtac International Group	438,335	17,752,823
#	Alchip Technologies Ltd.	140,000	12,921,127
#	Alexander Marine Co. Ltd.	129,563	604,101
#*	ALI Corp.	216,953	142,660
#	All Ring Tech Co. Ltd.	22,000	610,373
	Allied Circuit Co. Ltd.	197,356	1,638,622
#	Allied Supreme Corp.	230,000	1,512,709
#	Allis Electric Co. Ltd.	1,080,223	3,234,178
#	Alltek Technology Corp.	1,298,506	2,211,309
#	Alltop Technology Co. Ltd.	281,531	2,592,646
#	Alpha Networks, Inc.	1,563,873	1,310,595
#	Altek Corp.	1,975,985	2,326,450
#	Amazing Microelectronic Corp.	473,849	1,072,194
	Ambassador Hotel	1,701,000	2,512,002
#	AMPACS Corp.	434,000	397,647
#	Ampak Technology, Inc.	244,000	409,949

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Ampire Co. Ltd.	675,000	$536,875
	Ample Electronic Technology Co. Ltd.	26,250	169,158
#	AMPOC Far-East Co. Ltd.	675,400	3,685,056
#	AmTRAN Technology Co. Ltd.	3,912,897	3,144,762
*	Amulaire Thermal Technology, Inc.	97,000	92,767
#	Anderson Industrial Corp.	245,247	130,244
#	Anji Technology Co. Ltd.	446,933	490,741
#	Aopen, Inc.	98,000	155,296
	Apac Opto Electronics, Inc.	277,000	1,095,239
	Apacer Technology, Inc.	287,505	1,935,390
#	APAQ Technology Co. Ltd.	118,000	745,922
	APCB, Inc.	537,000	274,235
#	Apex Biotechnology Corp.	351,625	340,479
#	Apex Dynamics, Inc.	52,000	706,149
#*	Apex International Co. Ltd.	1,224,074	1,091,876
#	Apex Science & Engineering	594,437	193,879
#	ARBOR Technology Corp.	194,000	294,637
#	Arcadyan Technology Corp.	1,088,759	5,763,928
	Ardentec Corp.	4,343,993	23,360,321
#	ARES International Corp.	103,000	152,602
#	Argosy Research, Inc.	414,391	1,799,556
#	Arizon RFID Technology Cayman Co. Ltd.	43,000	175,828
#	ASE Technology Holding Co. Ltd.	10,456,387	178,432,954
	Asia Cement Corp.	7,878,655	8,028,715
	Asia Electronic Material Co. Ltd.	573,000	876,493
#	Asia Metal Industries, Inc.	42,000	389,135
#	Asia Optical Co., Inc.	1,373,000	5,370,162
*	Asia Plastic Recycling Holding Ltd.	993,533	142,549
	Asia Polymer Corp.	1,889,858	727,435
#	Asia Tech Image, Inc.	408,000	843,457
	Asia Vital Components Co. Ltd.	762,183	53,602,670
		Shares	Value»
TAIWAN — (Continued)
#	ASIX Electronics Corp.	199,000	$597,984
#	ASMedia Technology, Inc.	65,048	2,612,797
#	ASolid Technology Co. Ltd.	153,000	265,878
	ASPEED Technology, Inc.	127,707	55,775,455
#	ASROCK, Inc.	389,000	2,337,612
#	Asustek Computer, Inc.	1,444,861	35,850,622
#	ATE Energy International Co. Ltd.	622,663	464,745
#	Aten International Co. Ltd.	558,715	1,375,306
	Audix Corp.	582,375	1,158,939
#	AUO Corp. (2409 TT)	21,407,198	15,675,134
	AURAS Technology Co. Ltd.	113,303	3,094,350
#	Aurona Industries, Inc.	457,063	684,130
#	Aurora Corp.	291,258	483,536
#	Avalue Technology, Inc.	324,000	1,288,826
	AVer Information, Inc.	21,000	25,179
#	Avermedia Technologies	554,000	666,156
#	Axiomtek Co. Ltd.	485,659	1,757,128
#	Azurewave Technologies, Inc.	523,000	847,847
	Bafang Yunji International Co. Ltd., Class C	272,000	1,522,592
	Bank of Kaohsiung Co. Ltd.	5,709,415	2,134,659
#	Basso Industry Corp.	724,284	754,232
#	BenQ Materials Corp.	1,075,000	748,133
#*	BES Engineering Corp.	10,311,253	3,756,879
	Best Precision Industrial Co. Ltd.	17,000	52,080
#*	Billion Electric Co. Ltd.	458,000	259,029
#*	Bin Chuan Enterprise Co. Ltd.	663,257	803,176
#	B'in Live Co. Ltd.	54,897	126,642
#*	Bionime Corp.	243,507	417,497
#*	Biostar Microtech International Corp.	895,712	904,951
#	Bioteque Corp.	406,680	1,424,645
#	Bizlink Holding, Inc.	933,782	59,453,154
#	Bon Fame Co. Ltd.	135,000	219,237
#	Bonny Worldwide Ltd.	26,000	79,859
#	Bora Pharmaceuticals Co. Ltd.	361,883	4,283,905

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Brave C&H Supply Co. Ltd.	157,000	$659,247
#	Bright Led Electronics Corp.	567,180	367,804
#	Brightek Optoelectronic Co. Ltd.	207,000	195,315
	Brighton-Best International Taiwan, Inc.	2,718,749	3,103,303
#	Brillian Network & Automation Integrated System Co. Ltd.	44,540	435,581
*	BRIM Biotechnology, Inc.	31,000	20,009
#	Brogent Technologies, Inc.	74,070	212,817
	C Sun Manufacturing Ltd.	644,258	9,375,206
#*	Calin Technology Co. Ltd.	399,000	455,853
#	Calitech Co. Ltd.	51,000	102,657
*	Cameo Communications, Inc.	1,466,435	424,471
#	Capital Futures Corp.	864,469	1,551,743
#	Capital Securities Corp.	10,784,614	11,287,268
#*	Career Technology MFG. Co. Ltd.	2,808,993	1,207,766
*	Carnival Industrial Corp.	505,530	128,597
#	Castles Technology Co. Ltd.	481,940	762,797
#	Caswell, Inc.	251,000	665,975
	Catcher Technology Co. Ltd.	2,242,872	12,600,129
#	Cathay Chemical Works	106,000	150,617
#	Cathay Consolidated, Inc.	69,099	205,027
	Cathay Financial Holding Co. Ltd.	14,085,826	43,839,040
#	Cathay Real Estate Development Co. Ltd.	4,322,600	2,932,818
#*	Cayman Engley Industrial Co. Ltd.	206,801	126,688
#*	CCP Contact Probes Co. Ltd.	439,313	1,455,329
#*	Celxpert Energy Corp.	452,690	383,751
#	Cenra, Inc.	829,000	840,099
	Center Laboratories, Inc.	3,288,910	3,836,392
		Shares	Value»
TAIWAN — (Continued)
#	Central Reinsurance Co. Ltd.	2,311,575	$2,453,634
#	Century Iron & Steel Industrial Co. Ltd.	914,000	2,934,536
	Chailease Holding Co. Ltd.	5,307,763	18,221,250
#	Chain Chon Industrial Co. Ltd.	969,483	328,623
#*	ChainQui Construction Development Co. Ltd.	644,946	258,546
#	Chaintech Technology Corp.	245,000	350,293
#	Champion Building Materials Co. Ltd.	1,338,451	331,555
#	Champion Microelectronic Corp.	98,000	151,341
	Chang Hwa Commercial Bank Ltd.	15,857,714	12,328,361
	Chang Wah Electromaterials, Inc.	2,458,190	3,416,164
#	Chang Wah Technology Co. Ltd.	2,356,450	4,680,821
#	Channel Well Technology Co. Ltd.	1,287,000	2,089,680
#	Chant Sincere Co. Ltd.	303,000	508,157
#	Charoen Pokphand Enterprise	1,376,582	4,423,150
#	CHC Healthcare Group	684,000	550,741
#	CHC Resources Corp.	481,048	940,529
#	Chen Full International Co. Ltd.	574,000	1,196,493
	Chenbro Micom Co. Ltd.	205,000	6,514,292
#	Cheng Fwa Industrial Co. Ltd.	504,000	364,373
	Cheng Loong Corp.	4,986,160	3,228,122
#*	Cheng Mei Materials Technology Corp.	3,635,574	2,138,382
	Cheng Shin Rubber Industry Co. Ltd.	5,658,508	5,328,538
#	Cheng Uei Precision Industry Co. Ltd.	2,040,630	2,112,505
#	Chenming Electronic Technology Corp.	489,708	1,157,645
#	Chia Chang Co. Ltd.	855,000	909,824
	Chia Hsin Cement Corp.	3,137,921	1,265,870

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chialin Precision Industrial Co. Ltd.	13,000	$26,847
#	Chicony Electronics Co. Ltd.	2,686,689	8,750,192
#	Chicony Power Technology Co. Ltd.	1,183,696	2,781,686
#	Chief Telecom, Inc.	143,900	1,468,718
	Chien Kuo Construction Co. Ltd.	922,691	1,220,666
#	Chien Shing Harbour Service Co. Ltd.	206,000	258,845
#	Chime Ball Technology Co. Ltd.	149,282	226,924
#	China Airlines Ltd.	17,105,057	11,858,012
#	China Bills Finance Corp.	3,892,000	2,015,777
	China Container Terminal Corp.	189,000	117,085
#	China Ecotek Corp.	148,000	209,550
	China Electric Manufacturing Corp.	1,525,658	549,407
	China Fineblanking Technology Co. Ltd.	150,888	86,917
#	China General Plastics Corp.	2,763,607	939,025
#	China Glaze Co. Ltd.	774,022	756,373
#*	China Man-Made Fiber Corp.	8,082,227	2,143,831
#	China Metal Products	1,839,405	1,210,592
#	China Motor Corp.	1,345,286	2,201,731
*	China Petrochemical Development Corp.	21,276,099	4,961,725
#	China Steel Chemical Corp.	835,998	2,083,328
#	China Steel Corp.	29,017,440	16,977,353
#	China Steel Structure Co. Ltd.	530,000	668,702
#	China Wire & Cable Co. Ltd.	671,680	600,465
#	Chinese Maritime Transport Ltd.	573,964	902,375
#	Ching Feng Home Fashions Co. Ltd.	843,860	512,120
	Chin-Poon Industrial Co. Ltd.	2,600,617	2,912,967
#	Chipbond Technology Corp.	4,727,000	18,405,239
#	ChipMOS Technologies, Inc. (8150 TT)	3,976,155	8,681,225
		Shares	Value»
TAIWAN — (Continued)
	ChipMOS Technologies, Inc. (IMOS US), ADR	60,690	$2,876,727
#	Chlitina Holding Ltd.	326,596	968,377
#	Chong Hong Development Co. Ltd.	1,461,875	3,503,647
#	Chroma ATE, Inc.	625,705	39,310,577
#	Chun YU Works & Co. Ltd.	1,438,500	703,378
#*	Chun Yuan Steel Industry Co. Ltd.	3,122,177	2,030,937
#*	Chung Hung Steel Corp.	4,657,926	2,385,571
	Chung Hwa Food Industrial Co. Ltd.	111,226	236,635
#*	Chung Hwa Pulp Corp.	2,531,308	983,708
	Chung Lien Co. Ltd.	24,000	22,481
#	Chung Tai Resource Technology Corp.	76,000	180,503
#	Chung-Hsin Electric & Machinery Manufacturing Corp.	2,139,500	10,080,617
#*	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	249,000	249,458
	Chunghwa Precision Test Tech Co. Ltd.	70,000	5,275,009
#	Chunghwa Telecom Co. Ltd. (2412 TT)	5,266,000	22,640,893
	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	64,401	2,744,126
#	CKM Applied Materials Corp.	136,000	126,023
#	Cleanaway Co. Ltd. (8422 TT)	5,370,000	4,100,208
	Clevo Co.	3,005,482	3,867,318
	CMC Magnetics Corp.	7,080,967	2,155,599
#	C-Media Electronics, Inc.	94,000	93,669
#	Collins Co. Ltd.	587,060	235,250
	Compal Electronics, Inc.	14,594,560	16,050,114
#	Compeq Manufacturing Co. Ltd.	4,955,886	25,355,741
	Complex Micro Interconnection Co. Ltd.	36,000	34,626
#	Concord International Securities Co. Ltd.	731,275	677,519

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Concord Securities Co. Ltd.	5,024,254	$3,154,511
#	Continental Holdings Corp.	2,694,250	1,714,790
	Contrel Technology Co. Ltd.	229,000	635,414
#	Coremax Corp.	467,773	1,082,253
#	Coretronic Corp.	2,117,600	4,770,751
#	Co-Tech Development Corp.	1,578,800	14,059,882
	Coxon Precise Industrial Co. Ltd.	151,000	65,863
#	Crowell Development Corp.	717,810	430,145
	CS Group Investment Holding Ltd.	1,329,000	731,789
	CTBC Financial Holding Co. Ltd.	55,387,931	110,550,629
	CTCI Advanced Systems, Inc.	33,000	158,277
#	CTCI Corp.	4,425,437	4,788,758
	Cub Elecparts, Inc.	41,000	120,246
#	CviLux Corp.	560,471	1,253,591
#	CX Technology Co. Ltd.	82,875	77,977
#	Cyberlink Corp.	205,504	405,322
#	CyberPower Systems, Inc.	347,450	2,311,464
#*	CyberTAN Technology, Inc.	2,354,873	1,394,705
#*	Cypress Technology Co. Ltd.	245,589	156,020
#	Cystech Electronics Corp.	32,985	119,496
#	DA CIN Construction Co. Ltd.	1,642,247	4,461,548
#	Dafeng TV Ltd.	430,061	565,214
#	Dah San Electric Wire & Cable Co. Ltd.	363,223	469,275
#	Da-Li Development Co. Ltd.	2,626,741	3,829,589
#	Darfon Electronics Corp.	1,236,700	1,157,981
	Darwin Precisions Corp.	1,718,073	667,402
	Davicom Semiconductor, Inc.	57,000	60,607
#	Daxin Materials Corp.	312,500	2,974,450
#	De Licacy Industrial Co. Ltd.	1,466,592	468,623
#	Delpha Construction Co. Ltd.	1,220,000	748,644
	Delta Electronics, Inc.	1,741,028	85,654,425
#	Depo Auto Parts Ind Co. Ltd.	874,634	3,610,996
#	Desiccant Technology Corp.	31,240	149,689
		Shares	Value»
TAIWAN — (Continued)
#	DFI, Inc.	71,000	$117,224
#	Dimerco Data System Corp.	218,686	629,098
#	Dimerco Express Corp.	1,128,158	2,724,717
#*	D-Link Corp.	3,091,537	2,011,070
#	Donpon Precision, Inc.	312,200	491,069
#	Dr. Wu Skincare Co. Ltd.	153,000	427,932
	Draytek Corp.	273,000	183,212
#	Drewloong Precision, Inc.	171,241	756,148
#	Dyaco International, Inc.	650,093	402,762
#	Dynamic Holding Co. Ltd.	1,818,078	5,531,672
	Dynamic Medical Technologies, Inc.	73,326	115,784
#	Dynapack International Technology Corp.	1,030,000	9,106,582
#	E Ink Holdings, Inc.	1,773,000	10,259,117
	E.Sun Financial Holding Co. Ltd.	29,019,250	34,611,581
#	Eastech Holding Ltd.	286,000	638,741
	Eastern Media International Corp.	1,848,480	1,035,758
*	Easywell Biomedical, Inc.	409,354	415,145
	Eclat Textile Co. Ltd.	654,518	7,000,915
#	eCloudvalley Digital Technology Co. Ltd.	61,000	106,577
#	ECOVE Environment Corp.	209,000	1,747,581
#	Edimax Technology Co. Ltd.	1,230,423	521,102
#*	Edison Opto Corp.	629,345	383,552
#*	Edom Technology Co. Ltd.	1,339,141	1,878,471
#	eGalax_eMPIA Technology, Inc.	318,267	568,842
#*	Egis Technology, Inc.	364,000	1,038,932
#*	EirGenix, Inc.	172,000	237,667
#	Elan Microelectronics Corp.	1,647,026	7,594,063
#	E-Lead Electronic Co. Ltd.	364,746	511,374
#	E-LIFE MALL Corp.	447,000	716,813
#	Elite Advanced Laser Corp.	737,320	8,253,680
	Elite Material Co. Ltd.	582,839	83,668,044
	Elitegroup Computer Systems Co. Ltd.	1,994,028	1,128,072
	eMemory Technology, Inc.	180,000	13,523,852

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Emerging Display Technologies Corp.	829,000	$531,059
#	Ennoconn Corp.	693,298	8,627,068
	Ennostar, Inc.	4,657,431	6,862,616
	EnTie Commercial Bank Co. Ltd.	2,316,166	1,101,649
	EOI Investment Holdings Co. Ltd.	372,000	252,869
#*	Epileds Technologies, Inc.	484,000	384,896
#	Eris Technology Corp.	141,689	920,218
#	Eson Precision Ind Co. Ltd.	812,000	1,912,866
	Eternal Materials Co. Ltd.	6,298,084	11,535,367
#	Eurocharm Holdings Co. Ltd.	214,000	1,198,343
#	Eva Airways Corp.	16,480,695	21,988,142
#	Ever Supreme Bio Technology Co. Ltd.	179,335	802,612
*	Everest Textile Co. Ltd.	2,646,829	547,915
#	Evergreen Aviation Technologies Corp.	690,000	3,877,015
#	Evergreen International Storage & Transport Corp.	1,631,000	2,368,630
	Evergreen Marine Corp. Taiwan Ltd.	2,949,568	18,536,948
#	EVERGREEN Steel Corp.	1,048,000	2,810,754
#*	Everlight Chemical Industrial Corp.	2,990,756	2,902,625
#	Everlight Electronics Co. Ltd.	3,453,570	6,648,315
*	Everspring Industry Co. Ltd.	47,300	15,014
#	Evertop Wire Cable Corp.	709,000	406,024
#	Excel Cell Electronic Co. Ltd.	135,000	146,083
#	Excelsior Medical Co. Ltd.	1,160,240	2,536,737
*	Falcon Machine Tools Co. Ltd.	61,000	31,358
#	Far Eastern Department Stores Ltd.	8,012,000	5,495,059
	Far Eastern International Bank	23,213,575	9,664,575
#	Far Eastern New Century Corp.	11,858,705	9,937,226
	Far EasTone Telecommunications Co. Ltd.	6,063,391	19,683,426
		Shares	Value»
TAIWAN — (Continued)
#	Faraday Technology Corp.	943,837	$4,285,134
	Farglory F T Z Investment Holding Co. Ltd.	960,653	1,418,130
	Farglory Land Development Co. Ltd.	1,494,105	2,990,310
#	FDC International Hotels Corp.	93,000	110,693
	Feature Integration Technology, Inc.	13,000	31,107
#*	Federal Corp.	2,382,938	1,419,521
#	Feedback Technology Corp.	241,070	1,547,465
#	Feng Hsin Steel Co. Ltd.	2,911,131	5,850,649
#	Feng TAY Enterprise Co. Ltd.	1,977,959	4,171,408
#	FIC Global, Inc.	237,000	259,442
#*	FineMat Applied Materials Co. Ltd.	135,000	129,074
#	FineTek Co. Ltd.	141,770	400,710
#	Firich Enterprises Co. Ltd.	456,000	312,789
#	First Copper Technology Co. Ltd.	458,000	494,528
	First Financial Holding Co. Ltd.	27,131,807	30,823,342
	First Hotel	1,389,293	539,861
#	First Insurance Co. Ltd.	1,874,640	1,564,433
*	First Steamship Co. Ltd.	4,563,961	869,713
#*	FIT Holding Co. Ltd.	888,436	489,503
	Fitipower Integrated Technology, Inc.	513,700	2,356,930
#*	Fittech Co. Ltd.	266,945	780,584
#*	FLEXium Interconnect, Inc.	1,772,724	2,665,756
#	Flytech Technology Co. Ltd.	706,070	2,701,539
#	FocalTech Systems Co. Ltd.	1,084,000	1,624,469
#	Forcecon Tech Co. Ltd.	482,447	1,099,092
#	Forcelead Technology Corp.	28,000	149,698
#	Forest Water Environment Engineering Co. Ltd.	253,176	317,633
#	Formosa Advanced Technologies Co. Ltd.	1,383,000	2,355,544

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Formosa Chemicals & Fibre Corp.	8,038,198	$13,997,216
#	Formosa International Hotels Corp.	393,975	2,164,971
#	Formosa Laboratories, Inc.	677,467	1,056,917
	Formosa Oilseed Processing Co. Ltd.	411,517	327,398
#	Formosa Optical Technology Co. Ltd.	223,000	609,652
#	Formosa Petrochemical Corp.	2,297,000	4,960,673
#	Formosa Plastics Corp.	8,933,770	15,021,891
#	Formosa Sumco Technology Corp.	324,000	2,623,825
	Formosa Taffeta Co. Ltd.	4,309,460	2,281,110
	Formosan Rubber Group, Inc.	1,503,128	1,186,804
	Formosan Union Chemical Corp.	2,129,936	1,510,739
#	Fortune Electric Co. Ltd.	496,687	10,733,844
	Fositek Corp.	92,000	3,762,762
	Founding Construction & Development Co. Ltd.	1,250,882	551,352
	Foxconn Technology Co. Ltd.	3,617,241	6,263,148
#	Foxsemicon Integrated Technology, Inc.	544,402	4,920,951
	Foxwell Power Co. Ltd.	7,000	7,904
#	Franbo Lines Corp.	1,374,881	708,702
#	Froch Enterprise Co. Ltd.	1,166,384	606,601
	FSP Technology, Inc.	946,619	1,532,997
#	Fu Chun Shin Machinery Manufacture Co. Ltd.	664,409	531,873
#	Fu Hua Innovation Co. Ltd.	2,500,398	1,079,982
	Fubon Financial Holding Co. Ltd.	14,957,009	59,618,201
#	Fulgent Sun International Holding Co. Ltd.	1,032,025	2,320,112
	Fullerton Technology Co. Ltd.	666,670	500,656
#*	Fulltech Fiber Glass Corp.	3,646,388	7,336,512
		Shares	Value»
TAIWAN — (Continued)
#	Fusheng Precision Co. Ltd.	703,000	$5,502,631
#	Fwusow Industry Co. Ltd.	1,363,109	479,857
#	G Shank Enterprise Co. Ltd.	1,186,562	4,093,194
#	Galaxy Software Services Corp.	22,044	64,244
#	Gallant Micro Machining Co. Ltd.	16,000	398,557
#	Gallant Precision Machining Co. Ltd.	74,000	192,696
#	Gamania Digital Entertainment Co. Ltd.	728,000	941,432
#*	GCS Holdings, Inc.	417,905	4,403,029
#	GEM Services, Inc.	453,970	1,701,126
#	Gemtek Technology Corp.	2,619,574	2,466,247
*	General Interface Solution GIS Holding Ltd.	1,309,000	2,198,538
#	General Plastic Industrial Co. Ltd.	483,478	302,424
#	Generalplus Technology, Inc.	370,000	534,678
#	Genesys Logic, Inc.	426,000	1,193,928
	Genius Electronic Optical Co. Ltd.	666,576	9,785,258
	Genmont Biotech, Inc.	20,314	10,394
#	GeoVision, Inc.	381,377	677,677
#	Getac Holdings Corp.	2,285,281	7,960,428
#	GFC Ltd.	277,400	1,052,682
#	Giant Manufacturing Co. Ltd.	1,464,355	3,818,798
#*	Giantplus Technology Co. Ltd.	1,916,000	927,432
#	Gigabyte Technology Co. Ltd.	1,507,750	15,560,702
#*	Gigasolar Materials Corp.	120,678	383,388
#*	Gigastorage Corp.	1,251,576	1,183,262
#	Global Brands Manufacture Ltd.	2,454,817	6,139,482
	Global Lighting Technologies, Inc.	474,000	509,535
#	Global Mixed Mode Technology, Inc.	516,000	3,890,799
#	Global PMX Co. Ltd.	393,000	1,936,594
	Global Unichip Corp.	240,000	27,482,689
#	Globaltek Fabrication Co. Ltd.	78,000	158,759
#	Globalwafers Co. Ltd.	920,779	23,257,197
#	Globe Union Industrial Corp.	1,226,136	397,262

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Gloria Material Technology Corp.	2,629,885	$2,575,788
*	GlycoNex, Inc.	340,914	235,446
#	GMI Technology, Inc.	1,159,411	1,525,646
	Gold Circuit Electronics Ltd.	920,372	22,059,692
*	Gold Rain Enterprises Corp.	28,000	27,756
	Golden Long Teng Development Co. Ltd.	14,000	9,945
#	Goldsun Building Materials Co. Ltd., Class C	6,445,965	6,203,554
#	Good Will Instrument Co. Ltd.	411,342	912,728
#	Gordon Auto Body Parts	670,000	542,687
#*	Gourmet Master Co. Ltd.	540,102	1,052,056
#	Grade Upon Technology Corp.	13,000	324,357
#	Grand Fortune Securities Co. Ltd.	2,170,214	938,644
#*	Grand Pacific Petrochemical	6,428,579	2,224,628
	Grand Process Technology Corp.	96,000	6,887,973
#	GrandTech CG Systems, Inc.	313,890	410,787
#	Grape King Bio Ltd.	737,000	2,026,738
	Great China Metal Industry	1,022,000	650,976
	Great Taipei Gas Co. Ltd.	1,485,000	1,338,375
#	Great Tree Pharmacy Co. Ltd.	490,953	1,186,787
#	Great Wall Enterprise Co. Ltd.	4,449,478	7,696,762
#	Greatek Electronics, Inc.	2,374,000	7,243,894
#	Green World FinTech Service Co. Ltd.	396,000	498,239
#	Group Up Industrial Co. Ltd.	308,000	3,188,648
#	GTM Holdings Corp.	1,004,550	983,583
#	Gudeng Precision Industrial Co. Ltd.	302,292	3,656,998
	Hannstar Board Corp.	2,547,164	5,194,601
#*	HannStar Display Corp.	13,221,323	4,973,251
*	HannsTouch Holdings Co.	3,937,862	1,194,900
	Hanpin Electron Co. Ltd.	381,000	594,486
#	Harmony Electronics Corp.	50,000	55,708
		Shares	Value»
TAIWAN — (Continued)
#*	Harvatek Corp.	1,062,839	$696,735
#	Heran Co. Ltd.	160,800	271,727
#	Hey Song Corp.	1,852,500	1,933,044
#	Hi-Clearance, Inc.	146,045	586,600
#	Highlight Tech Corp.	499,273	1,243,958
††	High-Tek Harness Enterprise Co. Ltd.	141,000	3,228
#	Highwealth Construction Corp.	6,040,028	8,192,483
#	Hi-Lai Foods Co. Ltd.	79,000	420,290
#	HIM International Music, Inc.	170,200	444,365
#	Hiroca Holdings Ltd.	466,221	223,283
#*	Hitron Technology, Inc.	826,997	597,424
	Hiwin Technologies Corp.	1,464,866	13,632,877
#	Hiyes International Co. Ltd.	273,944	649,302
	Ho Tung Chemical Corp.	6,129,828	2,455,484
#	Hocheng Corp.	1,552,266	1,162,197
#	Holdings-Key Electric Wire & Cable Co. Ltd.	582,521	684,869
#	Holiday Entertainment Co. Ltd.	402,390	650,560
#*	Holtek Semiconductor, Inc.	1,042,000	1,699,181
#	Holy Stone Enterprise Co. Ltd.	1,022,358	13,885,042
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	17,900,403	136,705,487
	Hong Ho Precision Textile Co. Ltd.	190,000	80,185
#	Hong Pu Real Estate Development Co. Ltd.	1,340,554	752,767
#	Hong TAI Electric Industrial	1,557,000	1,457,570
	Hong YI Fiber Industry Co.	954,680	335,245
	Horizon Fixture Group Co. Ltd.	10,000	69,116
	Horizon Securities Co. Ltd.	2,505,560	1,204,887
#*	Hota Industrial Manufacturing Co. Ltd.	1,204,816	1,729,208
#	Hotai Finance Co. Ltd.	1,041,288	1,968,896
#	Hotai Motor Co. Ltd.	594,180	10,197,317
#*	Hotron Precision Electronic Industrial Co. Ltd.	411,364	286,579

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Hsin Kuang Steel Co. Ltd.	1,007,000	$1,178,202
#	Hsin Yung Chien Co. Ltd.	247,510	671,047
	Hsing TA Cement Co.	819,222	349,109
	HTC Corp.	3,616,619	4,433,483
#	Hu Lane Associate, Inc.	543,067	1,938,594
#	HUA ENG Wire & Cable Co. Ltd.	2,086,000	1,889,045
#	Hua Nan Financial Holdings Co. Ltd., Class C	25,039,278	33,632,962
#	Hua Yu Lien Development Co. Ltd.	460,863	516,207
#	Huaku Development Co. Ltd.	2,258,835	6,792,792
#	Huang Hsiang Construction Corp.	555,882	563,547
#	Hung Ching Development & Construction Co. Ltd.	933,000	1,271,649
#	Hung Sheng Construction Ltd.	2,467,603	1,301,648
#	Huxen Corp.	255,072	330,604
#	Hwa Fong Rubber Industrial Co. Ltd.	1,294,096	577,793
#	Hwacom Systems, Inc.	460,000	545,490
#	Hwang Chang General Contractor Co. Ltd.	252,599	287,920
#	Ibase Technology, Inc.	642,345	1,080,258
#	IBF Financial Holdings Co. Ltd.	19,142,434	9,235,762
*	IC Plus Corp.	98,000	196,171
	ICARES Medicus, Inc.	27,660	59,821
#	Ichia Technologies, Inc.	1,688,255	2,682,228
*	Ideal Bike Corp.	684,324	90,476
	IEI Integration Corp.	807,173	2,116,168
#	In Win Development, Inc.	90,000	174,767
	Infortrend Technology, Inc.	1,508,866	1,595,992
#	Info-Tek Corp.	488,000	434,187
	Innodisk Corp.	505,441	19,514,077
#	Innolux Corp.	26,643,761	36,564,687
#	Inpaq Technology Co. Ltd.	607,199	1,323,106
#	Insyde Software Corp.	181,200	1,139,278
		Shares	Value»
TAIWAN — (Continued)
#	Intai Technology Corp.	234,800	$907,690
#	Integrated Service Technology, Inc.	752,633	3,222,788
#*	IntelliEPI, Inc.	95,000	985,436
#	Interactive Digital Technologies, Inc.	114,000	260,391
*	International CSRC Investment Holdings Co.	3,483,083	1,035,069
#	International Games System Co. Ltd., Class C	960,000	22,973,622
#	Inventec Corp.	6,372,276	11,964,697
#	Iron Force Industrial Co. Ltd.	285,878	688,128
#	I-Sheng Electric Wire & Cable Co. Ltd.	747,000	1,053,389
#	ITE Technology, Inc.	896,646	3,425,553
	ITEQ Corp.	1,376,608	10,984,035
	J&V Energy Technology Co. Ltd.	19,000	38,378
#	Jarllytec Co. Ltd.	368,823	804,754
#	Jean Co. Ltd.	1,054,182	631,686
	Jentech Precision Industrial Co. Ltd.	152,356	15,781,071
#	Jetway Information Co. Ltd.	162,750	234,674
#	Jetwell Computer Co. Ltd.	69,440	468,561
#	Jia Wei Lifestyle, Inc.	360,100	281,057
#	Jih Lin Technology Co. Ltd.	286,000	617,484
#*	Ji-Haw Industrial Co. Ltd.	183,000	65,230
#	Jiin Yeeh Ding Enterprise Co. Ltd.	377,200	1,045,974
#	Jinan Acetate Chemical Co. Ltd.	3,005,830	4,432,710
*	Jinli Group Holdings Ltd.	263,681	49,006
#	Jiu Han System Technology Co. Ltd.	42,000	381,482
#	Johnson Health Tech Co. Ltd.	466,000	1,764,183
*	Joinsoon Electronics Manufacturing Co. Ltd.	71,017	23,651
#	JPC connectivity, Inc.	561,450	4,929,835
#	JPP Holding Co. Ltd.	37,802	318,909
#	JSL Construction & Development Co. Ltd.	669,720	1,258,007
#*	K Laser Technology, Inc.	962,459	473,501

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Kaimei Electronic Corp.	488,851	$1,705,264
	Kaori Heat Treatment Co. Ltd.	201,321	5,277,492
	Kaulin Manufacturing Co. Ltd.	406,684	161,790
#	Kedge Construction Co. Ltd.	372,534	1,165,075
	Keding Enterprises Co. Ltd.	14,000	51,999
#	KEE TAI Properties Co. Ltd.	2,701,207	793,001
#	Kenda Rubber Industrial Co. Ltd.	3,845,017	2,147,545
	Kent Industrial Co. Ltd.	99,000	79,472
#	Kerry TJ Logistics Co. Ltd.	1,314,000	1,180,869
#	Keystone Microtech Corp.	150,000	4,142,102
	KGI Financial Holding Co. Ltd.	39,823,390	37,624,377
#	KHGEARS International Ltd.	56,504	255,933
#	Kindom Development Co. Ltd.	3,204,000	3,423,693
#	King Chou Marine Technology Co. Ltd.	504,800	669,475
#	King Polytechnic Engineering Co. Ltd.	333,900	516,260
	King Slide Works Co. Ltd.	94,450	22,632,239
	King Yuan Electronics Co. Ltd.	5,198,583	35,112,143
#*	King's Town Construction Co. Ltd.	622,690	686,633
	Kingstate Electronics Corp.	25,000	25,060
	Kinik Co.	380,000	7,392,839
#*	Kinko Optical Co. Ltd.	759,120	1,485,935
#	Kinpo Electronics	8,325,892	7,592,877
	Kinsus Interconnect Technology Corp.	2,283,616	43,299,901
#	KMC Kuei Meng International, Inc.	334,951	917,739
#*	KNH Enterprise Co. Ltd.	693,150	291,628
	Ko Ja Cayman Co. Ltd.	112,000	135,009
#*	KS Terminals, Inc.	751,290	1,271,514
	Kuen Ling Machinery Refrigerating Co. Ltd.	11,000	13,294
		Shares	Value»
TAIWAN — (Continued)
#	Kung Long Batteries Industrial Co. Ltd.	427,000	$1,665,913
#	Kung Sing Engineering Corp.	3,234,135	954,042
#	Kuo Toong International Co. Ltd.	1,513,735	2,410,410
#*	Kuo Yang Construction Co. Ltd.	1,115,517	618,316
	Kwong Fong Industries Corp.	381,733	126,702
	Kwong Lung Enterprise Co. Ltd.	682,000	904,323
#	L&K Engineering Co. Ltd.	951,261	20,470,637
#	La Kaffa International Co. Ltd.	192,947	383,120
#	Lai Yih Footwear Co. Ltd.	25,000	130,468
	LAN FA Textile	1,512,412	554,537
#	LandMark Optoelectronics Corp.	73,700	3,565,671
#	Lang, Inc.	76,000	113,678
#	Lanner Electronics, Inc.	661,387	1,538,664
	Largan Precision Co. Ltd. (3008 TT)	236,234	29,285,361
#	Laster Tech Co. Ltd.	504,570	296,141
*	Leader Electronics, Inc.	203,097	51,366
#	Leadtrend Technology Corp.	141,199	214,250
*	Lealea Enterprise Co. Ltd.	4,091,683	887,358
#	LEE CHI Enterprises Co. Ltd.	1,053,000	368,579
#	Lelon Electronics Corp.	639,122	4,255,255
#	Lemtech Holdings Co. Ltd.	207,783	522,908
#	Leo Systems, Inc.	130,000	139,621
#*	Leofoo Development Co. Ltd.	756,010	376,938
*	Li Ming Development Construction Co. Ltd.	10,000	9,058
*	Li Peng Enterprise Co. Ltd.	2,916,060	608,149
#	Lian HWA Food Corp.	893,572	2,243,349
	Lida Holdings Ltd.	362,000	196,618
#	Lien Hwa Industrial Holdings Corp.	3,323,381	4,124,181
#	LINE Pay Taiwan Ltd.	12,600	104,464
#	Lingsen Precision Industries Ltd.	2,539,490	2,280,842

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Lion Travel Service Co. Ltd.	545,000	$2,470,759
#	Lite-On Technology Corp.	4,371,419	27,702,908
#	Liton Technology Corp.	346,000	745,744
#*	Long Bon International Co. Ltd.	2,157,276	852,814
#	Long Da Construction & Development Corp.	1,171,800	1,023,281
#*	Longchen Paper & Packaging Co. Ltd.	3,958,003	1,205,003
#	Longwell Co.	1,004,000	6,363,751
#	Loop Telecommunication International, Inc.	175,000	289,591
	Lotes Co. Ltd.	309,223	17,427,647
	Lotus Pharmaceutical Co. Ltd.	51,000	273,033
	Loyalty Founder Enterprise Co. Ltd.	65,000	43,469
	Lu Hai Holding Corp.	205,353	138,335
#	Lucky Cement Corp.	1,165,000	429,821
#	Lumax International Corp. Ltd.	570,513	1,965,405
#*	Lung Yen Life Service Corp.	779,000	1,142,450
	Lungteh Shipbuilding Co. Ltd.	329,700	1,328,023
#	Luxe Green Energy Technology Co. Ltd.	505,100	268,025
#	LuxNet Corp.	163,705	1,811,868
#	M3 Technology, Inc.	36,000	85,896
#	Macauto Industrial Co. Ltd.	328,000	533,550
#	Macroblock, Inc.	177,000	274,307
*	Macronix International Co. Ltd.	9,342,837	28,062,611
	MacroWell OMG Digital Entertainment Co. Ltd.	25,000	50,212
#	Makalot Industrial Co. Ltd.	1,241,723	8,417,013
	Marketech International Corp.	614,000	8,739,434
#	Materials Analysis Technology, Inc.	393,794	2,540,489
#	Maxigen Biotech, Inc.	218,650	269,387
#	Mayer Steel Pipe Corp.	1,035,086	676,415
#	Maywufa Co. Ltd.	178,462	113,379
#*	Mechema Chemicals International Corp.	306,000	637,593
	MediaTek, Inc.	2,597,823	276,740,063
		Shares	Value»
TAIWAN — (Continued)
*	Medigen Biotechnology Corp.	25,000	$23,936
#	Mega Financial Holding Co. Ltd.	14,547,460	23,845,805
#	Mega Union Technology, Inc.	122,100	2,690,416
	Meiloon Industrial Co.	545,911	363,862
#	Mercuries & Associates Holding Ltd.	3,312,247	1,741,632
#	Mercuries Data Systems Ltd.	52,000	36,009
*	Mercuries Life Insurance Co. Ltd.	16,530,587	5,041,721
#	Merida Industry Co. Ltd.	1,066,588	2,536,320
#	Merry Electronics Co. Ltd.	1,228,785	3,042,409
#	METAAGE Corp.	467,000	555,271
*	Metatech AP, Inc.	70,000	75,463
*	Microbio Co. Ltd.	1,510,144	644,976
#	Micro-Star International Co. Ltd.	3,427,465	14,850,382
#	Mildef Crete, Inc.	328,000	1,240,925
#	MIN AIK Technology Co. Ltd.	625,249	514,832
#	Mitac Holdings Corp.	3,286,288	8,780,631
	Mitake Information Corp.	31,000	59,927
#*	Mobiletron Electronics Co. Ltd.	483,960	483,758
#	momo.com, Inc.	448,641	3,377,116
#*	MOSA Industrial Corp.	867,079	439,373
#*	Mosel Vitelic, Inc.	206,000	201,442
#	Motech Industries, Inc.	1,710,000	1,150,176
#	MPI Corp.	218,000	34,700,300
#	MSSCORPS Co. Ltd.	271,995	2,842,940
	Munsin Garment Corp.	21,000	25,889
	My Humble House Hospitality Management Consulting	64,000	69,299
#	Nak Sealing Technologies Corp.	421,549	1,495,696
#	Namchow Holdings Co. Ltd.	1,005,000	1,047,314
	Nan Juen International Co. Ltd.	3,000	39,109
#	Nan Kang Rubber Tire Co. Ltd.	1,125,441	1,150,043
#	Nan Liu Enterprise Co. Ltd.	232,000	286,542

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Nan Pao Resins Chemical Co. Ltd.	309,000	$2,932,009
*	Nan Ren Lake Leisure Amusement Co. Ltd.	729,072	183,825
	Nan Ya Plastics Corp.	9,816,584	46,641,852
	Nan Ya Printed Circuit Board Corp.	772,211	21,261,300
#	Nang Kuang Pharmaceutical Co. Ltd.	372,000	364,304
	Nantex Industry Co. Ltd.	1,558,363	1,318,810
*	Nanya Technology Corp.	3,500,751	37,427,336
#	National Aerospace Fasteners Corp.	142,757	591,478
#	National Petroleum Co. Ltd.	643,000	1,112,440
	Neousys Technology, Inc.	2,000	10,439
#	Netronix, Inc.	439,000	1,179,075
*	New Asia Construction & Development Corp.	821,000	357,381
	New Best Wire Industrial Co. Ltd.	189,200	150,624
#*	Newmax Technology Co. Ltd.	476,000	388,333
	Nichidenbo Corp.	1,172,552	4,431,958
	Niching Industrial Corp.	25,000	49,495
#	Nidec Chaun-Choung Technology Corp.	134,000	444,983
	Nien Hsing Textile Co. Ltd.	654,656	354,025
	Nien Made Enterprise Co. Ltd.	857,000	10,104,216
#	Niko Semiconductor Co. Ltd.	496,637	964,863
#	Nishoku Technology, Inc.	281,800	953,870
#	North-Star International Co. Ltd.	651,414	383,709
	Nova Technology Corp.	198,000	1,619,472
#	Novatek Microelectronics Corp.	1,853,000	29,285,896
*	Nuvoton Technology Corp.	164,000	580,947
	Nyquest Technology Co. Ltd.	36,000	54,137
#	O-Bank Co. Ltd.	5,222,961	1,652,985
*	OBI Pharma, Inc.	81,000	62,592
		Shares	Value»
TAIWAN — (Continued)
#	Ocean Plastics Co. Ltd.	873,000	$876,732
	OK Biotech Co. Ltd.	101,718	45,207
*	Oneness Biotech Co. Ltd.	274,870	354,237
#	Optimax Technology Corp.	247,000	167,741
	Orient Europharma Co. Ltd.	125,000	183,114
#	Orient Semiconductor Electronics Ltd.	2,938,637	3,619,963
#*	Oriental Union Chemical Corp.	2,896,819	1,149,675
#	O-TA Precision Industry Co. Ltd.	396,683	657,432
	Pacific Construction Co.	1,439,276	389,407
#	Pacific Hospital Supply Co. Ltd.	387,706	910,108
#	Paiho Shih Holdings Corp.	1,025,240	519,765
	Pan Asia Chemical Corp.	467,308	329,920
#	Pan German Universal Motors Ltd.	107,000	758,923
	Pan Jit International, Inc.	1,917,074	6,761,456
#	Pan Ram International Corp.	119,000	157,269
#	Pan-International Industrial Corp.	2,668,854	3,353,936
#	Panion & BF Biotech, Inc.	340,753	614,961
#	Parade Technologies Ltd.	304,805	5,223,298
#*	Paragon Technologies Co. Ltd.	331,248	257,128
#	Parpro Corp.	245,000	712,314
#*	PChome Online, Inc.	849,581	665,618
#	PCL Technologies, Inc.	64,129	227,504
#	P-Duke Technology Co. Ltd.	348,644	1,269,579
#	Pegatron Corp.	6,585,293	17,039,954
#	Pegavision Corp.	211,912	2,108,383
#	PharmaEngine, Inc.	276,000	522,980
	PharmaEssentia Corp.	645,732	21,008,004
#*	Phihong Technology Co. Ltd.	283,000	182,933
	Phison Electronics Corp.	477,000	23,475,710
	Phoenix Silicon International Corp.	1,060,010	7,861,506
#	Phoenix Tours International, Inc.	210,840	289,269

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Phytohealth Corp.	458,000	$159,393
#	Pixart Imaging, Inc.	995,000	5,857,437
#	Planet Technology Corp.	211,000	946,093
	Plastron Precision Co. Ltd.	656,491	279,824
*	Plotech Co. Ltd.	196,800	179,107
	Podak Co. Ltd.	7,000	10,394
#	Polytronics Technology Corp.	404,239	638,600
#	Posiflex Technology, Inc.	311,939	1,866,133
#	Potens Semiconductor Corp.	52,000	198,517
	Pou Chen Corp.	7,427,005	5,494,790
#	Power Wind Health Industry, Inc.	220,319	1,142,219
*	Powerchip Semiconductor Manufacturing Corp.	12,317,000	20,144,588
#	Powertech Technology, Inc.	4,340,580	31,033,470
	Poya International Co. Ltd.	358,388	7,984,138
#	President Chain Store Corp.	2,322,728	16,084,478
#	President Securities Corp.	7,052,808	9,368,458
#	Primax Electronics Ltd.	3,155,000	6,346,259
#	Prince Housing & Development Corp.	6,760,140	1,792,270
*	Princeton Technology Corp.	163,000	69,894
#	Pro Hawk Corp.	93,000	463,959
#	Progate Group Corp.	20,957	89,881
#	Promate Electronic Co. Ltd.	1,429,378	2,083,244
	Prosperity Dielectrics Co. Ltd.	751,687	3,289,131
	PSS Co. Ltd.	3,000	13,631
	Qing Song Health Co. Ltd.	41,000	47,533
#	Qisda Corp.	6,041,110	5,066,037
#	QST International Corp.	530,689	650,818
	Qualipoly Chemical Corp.	448,893	2,326,772
#	Quang Viet Enterprise Co. Ltd.	299,356	560,589
#	Quanta Computer, Inc.	2,321,436	20,651,273
#	Quanta Storage, Inc.	1,275,000	2,601,448
#*	Quintain Steel Co. Ltd.	1,937,384	524,425
		Shares	Value»
TAIWAN — (Continued)
	Radiant Opto-Electronics Corp.	2,383,692	$6,033,401
#	Radium Life Tech Co. Ltd.	3,150,981	1,020,937
#	Rafael Microelectronics, Inc.	94,097	379,135
#	Raydium Semiconductor Corp.	318,000	2,212,247
#	Rayzher Industrial Co. Ltd.	20,000	99,087
#	Realtek Semiconductor Corp.	1,088,861	22,579,491
#	Rechi Precision Co. Ltd.	1,933,292	1,404,956
#	Rexon Industrial Corp. Ltd.	682,559	605,336
#	Rich Development Co. Ltd.	3,324,532	791,746
#	Richmond International Travel & Tours Co. Ltd.	49,600	89,169
*	Right WAY Industrial Co. Ltd.	184,000	59,236
#	RiTdisplay Corp.	168,572	153,254
*	Ritek Corp.	3,767,593	1,231,628
	Rodex Fasteners Corp.	125,000	81,900
#*	Roo Hsing Co. Ltd.	898,512	232,896
#	Ruby Tech Corp.	67,619	104,261
#	Ruentex Development Co. Ltd.	5,151,217	4,287,045
#	Ruentex Engineering & Construction Co.	686,179	3,453,877
	Ruentex Industries Ltd.	3,149,253	5,079,316
#	Run Long Construction Co. Ltd.	1,824,261	1,857,625
#	Sakura Development Co. Ltd.	1,435,379	1,882,976
	Sampo Corp.	2,066,895	1,489,250
#	San Fang Chemical Industry Co. Ltd.	1,244,659	1,217,041
#	San Fu Chemical Co. Ltd.	181,000	597,987
	San Shing Fastech Corp.	684,622	1,191,468
#	Sanyang Motor Co. Ltd.	3,127,802	6,251,427
#	Savior Lifetec Corp.	1,506,096	785,013
#	SCI Pharmtech, Inc.	357,696	522,927
	Scientech Corp.	93,000	1,827,979

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	ScinoPharm Taiwan Ltd.	1,247,000	$740,415
#	SciVision Biotech, Inc.	287,000	437,890
#	SDI Corp.	916,000	4,043,389
	Sea & Land Integrated Corp.	80,500	35,024
#	Sea Sonic Electronics Co. Ltd.	276,000	549,559
#	Senao International Co. Ltd.	421,547	374,036
#	Senao Networks, Inc.	188,796	689,124
#	Sensortek Technology Corp.	127,000	590,711
#	Sercomm Corp.	1,543,000	3,904,523
#	Sesoda Corp.	1,358,261	2,009,877
#	Shanghai Commercial & Savings Bank Ltd.	6,899,076	9,675,086
#	Shan-Loong Transportation Co. Ltd.	147,247	60,954
#	Sharehope Medicine Co. Ltd.	633,890	371,211
	Sheh Fung Screws Co. Ltd.	32,000	31,042
	Sheng Yu Steel Co. Ltd.	784,000	501,172
#	ShenMao Technology, Inc.	620,450	1,864,631
	Shieh Yih Machinery Industry Co. Ltd.	625,000	452,420
#	Shih Her Technologies, Inc.	400,356	2,078,772
*	Shih Wei Navigation Co. Ltd.	2,030,634	816,155
*	Shihlin Development Co. Ltd.	123,000	45,373
#	Shihlin Electric & Engineering Corp.	888,787	5,323,253
	Shin Foong Specialty & Applied Materials Co. Ltd.	141,000	140,039
	Shin Hai Gas Corp.	8,242	12,518
#	Shin Hsiung Natural Gas Co. Ltd.	269,651	333,601
#	Shin Ruenn Development Co. Ltd.	766,607	983,355
	Shin Shin Natural Gas Co.	12,480	16,366
#	Shin Zu Shing Co. Ltd.	1,139,411	5,960,524
#*	Shining Building Business Co. Ltd.	2,565,622	622,178
	Shinkong Insurance Co. Ltd.	1,833,784	9,111,591
		Shares	Value»
TAIWAN — (Continued)
#	Shinkong Synthetic Fibers Corp.	7,483,844	$4,756,679
	Shinkong Textile Co. Ltd.	920,169	1,916,362
#	Shiny Brands Group Co. Ltd.	50,820	164,606
#	Shiny Chemical Industrial Co. Ltd.	804,162	3,702,432
#*	Shun On Electronic Co. Ltd.	99,000	61,637
#*	Shuttle, Inc.	2,415,000	1,165,443
#	Sigurd Microelectronics Corp.	3,638,523	20,673,722
	Silergy Corp.	657,000	8,183,258
	Silicon Integrated Systems Corp.	2,085,539	3,123,046
#	Silicon Optronics, Inc.	58,000	94,942
	Silitech Technology Corp.	95,693	95,693
	Simplo Technology Co. Ltd.	764,880	8,266,609
#	Sinbon Electronics Co. Ltd.	1,136,849	10,286,499
	Sincere Navigation Corp.	2,291,741	2,147,337
	Singatron Enterprise Co. Ltd.	37,000	34,636
#	Single Well Industrial Corp.	243,351	207,131
	Sinher Technology, Inc.	390,000	223,457
#	Sinmag Equipment Corp.	292,519	1,018,230
#	Sino-American Silicon Products, Inc.	3,251,000	15,388,900
#	Sinon Corp.	3,121,740	3,756,203
	SinoPac Financial Holdings Co. Ltd.	46,128,947	57,529,228
#	Sinopower Semiconductor, Inc.	117,100	797,236
	Sinphar Pharmaceutical Co. Ltd.	935,446	916,339
	Sinyi Realty, Inc.	1,193,314	751,791
	Sirtec International Co. Ltd.	511,000	382,482
#	Sitronix Technology Corp.	666,774	5,417,889
#	Siward Crystal Technology Co. Ltd.	1,161,705	2,178,397
#	Sixxon Tech Co. Ltd.	24,000	114,724
*	Skardin Industrial Corp.	45,000	34,582
	Soft-World International Corp.	358,000	1,098,687

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Solar Applied Materials Technology Corp.	2,698,531	$8,251,845
#	Solteam, Inc.	447,269	658,792
#	Sonix Technology Co. Ltd.	756,000	1,193,604
#	Southeast Cement Co. Ltd.	1,181,000	587,850
*	Spectrum Electrics Corp.	50,150	34,837
#	Speed Tech Corp.	914,082	770,478
#	Sporton International, Inc.	587,844	3,477,427
#	Sports Gear Co. Ltd.	173,000	367,466
#	St. Shine Optical Co. Ltd.	274,000	778,100
#	Standard Chemical & Pharmaceutical Co. Ltd.	618,244	1,081,629
#	Standard Foods Corp.	2,114,734	1,908,404
#	Stark Technology, Inc.	618,520	3,158,702
#*	Starlux Airlines Co. Ltd.	1,692,000	1,131,036
#	S-Tech Corp.	810,838	430,067
#	STL Technology Co. Ltd.	106,000	572,444
	Sumeeko Industries Co. Ltd.	56,000	100,972
#*	Sun Yad Construction Co. Ltd.	662,885	203,831
#	Sunjuice Holdings Co. Ltd.	79,900	450,304
*	Sunko INK Co. Ltd.	274,800	160,221
	SunMax Biotechnology Co. Ltd.	146,000	1,722,731
#	Sunny Friend Environmental Technology Co. Ltd.	471,257	1,110,143
#	Sunonwealth Electric Machine Industry Co. Ltd.	1,688,482	6,760,035
#	Sunplus Innovation Technology, Inc.	121,669	528,627
*	Sunplus Technology Co. Ltd.	2,555,153	1,937,175
#	Sunrex Technology Corp.	1,010,145	1,174,860
#	Sunspring Metal Corp.	558,291	323,828
#*	Super Dragon Technology Co. Ltd.	118,000	83,315
	Superalloy Industrial Co. Ltd.	170,000	282,929
		Shares	Value»
TAIWAN — (Continued)
#*	Superior Plating Technology Co. Ltd.	67,069	$94,662
#	Supreme Electronics Co. Ltd.	3,651,005	8,932,783
#	Swancor Holding Co. Ltd.	365,000	1,024,680
#	Sweeten Real Estate Development Co. Ltd.	1,352,004	955,464
#	Symtek Automation Asia Co. Ltd.	426,967	1,743,059
#	Syncmold Enterprise Corp.	741,000	1,494,784
#*	SYNergy ScienTech Corp.	84,000	60,569
#	Synmosa Biopharma Corp.	1,903,256	1,702,961
	Synnex Technology International Corp.	3,903,732	11,196,046
	Syn-Tech Chem & Pharm Co. Ltd.	32,000	71,244
#	Syscom Computer Engineering Co.	71,000	116,833
	Systex Corp.	963,293	4,559,864
	T3EX Global Holdings Corp.	764,178	1,563,225
	TA Chen Stainless Pipe	8,330,558	11,106,921
	Ta Liang Technology Co. Ltd.	6,000	88,430
#	Ta Ya Electric Wire & Cable	4,452,723	4,616,072
	Tah Hsin Industrial Corp.	233,378	462,316
	TAI Roun Products Co. Ltd.	173,000	59,717
#	TA-I Technology Co. Ltd.	758,834	2,467,065
#	Tai Tung Communication Co. Ltd.	720,230	363,825
#	Taichung Commercial Bank Co. Ltd.	29,689,796	18,781,105
#	TaiDoc Technology Corp.	531,532	2,107,672
	Taiflex Scientific Co. Ltd.	1,255,657	6,520,818
	Tailyn Technologies, Inc.	32,000	26,997
#	Taimide Tech, Inc.	644,940	1,300,956
#	Tainan Enterprises Co. Ltd.	497,289	305,950
#	Tainan Spinning Co. Ltd.	6,698,791	2,505,292
*	Tainergy Tech Co. Ltd.	363,000	156,264

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Tai-Saw Technology Co. Ltd.	498,960	$671,683
#	TaiSol Electronics Co. Ltd.	478,000	849,756
#	Taisun Enterprise Co. Ltd.	1,118,775	550,856
#	Taita Chemical Co. Ltd.	1,632,792	623,643
#	TAI-TECH Advanced Electronics Co. Ltd.	314,000	1,832,407
	Taiwan Acceptance Corp.	2,026,023	5,123,605
#	Taiwan Business Bank	29,546,539	16,581,372
	Taiwan Chinsan Electronic Industrial Co. Ltd.	669,331	1,974,745
	Taiwan Cogeneration Corp.	2,897,351	5,229,156
	Taiwan Cooperative Financial Holding Co. Ltd.	22,207,872	18,923,657
#	Taiwan FamilyMart Co. Ltd.	205,000	1,200,671
#	Taiwan Fertilizer Co. Ltd.	2,950,000	4,168,745
#	Taiwan Fire & Marine Insurance Co. Ltd.	998,116	1,828,991
	Taiwan Fructose Co. Ltd.	99,540	60,346
#	Taiwan FU Hsing Industrial Co. Ltd.	840,800	1,006,095
#*	Taiwan Glass Industry Corp.	5,738,904	7,930,709
	Taiwan High Speed Rail Corp.	5,349,000	4,292,725
#	Taiwan Hon Chuan Enterprise Co. Ltd.	2,360,906	9,334,292
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	1,354,900	1,783,057
*	Taiwan IC Packaging Corp.	388,502	179,271
††	Taiwan Land Development Corp.	6,008,009	93,413
#	Taiwan Line Tek Electronic	515,700	313,545
#*	Taiwan Mask Corp.	1,571,765	1,751,105
#	Taiwan Mobile Co. Ltd.	6,059,900	21,046,213
#	Taiwan Navigation Co. Ltd.	1,390,720	1,217,905
#	Taiwan Paiho Ltd.	1,650,152	2,320,173
#	Taiwan PCB Techvest Co. Ltd.	2,094,816	1,931,685
#	Taiwan Sakura Corp.	1,186,243	2,999,334
		Shares	Value»
TAIWAN — (Continued)
#	Taiwan Sanyo Electric Co. Ltd.	541,650	$523,623
	Taiwan Secom Co. Ltd.	1,655,405	5,579,522
#	Taiwan Semiconductor Co. Ltd.	1,564,000	3,422,452
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	40,130,652	2,968,273,254
	Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US), Sponsored ADR	2,195,908	887,695,809
	Taiwan Shin Kong Security Co. Ltd.	1,721,226	2,143,743
#	Taiwan Steel Union Co. Ltd.	141,000	474,215
#*	Taiwan Styrene Monomer	2,381,404	538,267
#	Taiwan Surface Mounting Technology Corp.	2,268,674	9,708,657
*	Taiwan Takisawa Technology Co. Ltd., Class C	13,000	14,615
#	Taiwan Taxi Co. Ltd.	210,722	961,044
#*	Taiwan TEA Corp.	2,935,896	994,300
	Taiwan Union Technology Corp.	1,292,000	43,258,737
#*	Taiwan-Asia Semiconductor Corp.	2,113,537	1,765,578
#	Taiyen Biotech Co. Ltd.	718,910	711,809
#	Tatung Co. Ltd.	6,845,758	5,118,959
#*	TBI Motion Technology Co. Ltd.	323,000	450,548
#	TCC Group Holdings Co. Ltd.	17,197,055	12,876,521
#	TCI Co. Ltd.	559,282	1,946,830
#	Te Chang Construction Co. Ltd.	599,411	1,294,140
#	Teco Electric & Machinery Co. Ltd.	4,344,000	8,578,509
#	Tehmag Foods Corp.	120,860	952,942
	Ten Ren Tea Co. Ltd.	84,170	75,071
	Tera Autotech Corp.	153,863	150,446
#	Test Research, Inc.	1,115,370	9,105,339
#	Test Rite International Co. Ltd.	1,513,166	1,032,770
#*	Thermaltake Technology Co. Ltd.	73,076	43,616
#	Thinking Electronic Industrial Co. Ltd.	520,058	3,458,932

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Thye Ming Industrial Co. Ltd.	648,912	$1,397,778
	Tigerair Taiwan Co. Ltd.	50,000	88,498
	Tofu Restaurant Co. Ltd.	27,280	146,696
#	Ton Yi Industrial Corp.	6,541,300	3,022,690
#	Tong Hsing Electronic Industries Ltd.	1,057,637	5,132,111
#	Tong Yang Industry Co. Ltd.	2,306,341	5,056,716
#	Tong-Tai Machine & Tool Co. Ltd.	1,539,804	1,263,058
#	Top Union Electronics Corp.	915,232	683,413
#	Topco Scientific Co. Ltd.	1,091,707	16,663,758
#	Topco Technologies Corp.	313,468	692,436
#	Topkey Corp.	418,000	2,128,418
#	Topoint Technology Co. Ltd.	1,058,497	10,353,716
	Toung Loong Textile Manufacturing	583,980	247,451
	TPK Holding Co. Ltd.	1,914,000	3,202,773
	Trade-Van Information Services Co.	388,000	1,121,372
	Transart Graphics Co. Ltd.	18,000	22,227
#	Transcend Information, Inc.	1,011,870	8,986,338
	Transcom, Inc.	238,433	819,597
#	TricornTech Taiwan Corp.	39,000	47,941
#	Tripod Technology Corp.	1,865,660	20,947,705
#	Trusval Technology Co. Ltd.	48,175	333,039
	TS Financial Holding Co. Ltd (2887 TT)	67,553,697	74,383,648
*	TS Financial Holding Co. Ltd (28871 TT)	5,396,593	1,585,804
#	Tsang Yow Industrial Co. Ltd.	348,000	283,045
#	Tsann Kuen Enterprise Co. Ltd.	366,865	191,687
#	TSC Auto ID Technology Co. Ltd.	215,085	1,216,567
#	TSRC Corp.	2,813,154	1,829,450
	Ttet Union Corp.	262,000	1,250,948
#	TTFB Co. Ltd.	155,994	776,633
#	TTY Biopharm Co. Ltd.	1,216,991	2,793,922
#*	Tul Corp.	46,000	78,501
		Shares	Value»
TAIWAN — (Continued)
#	Tung Ho Steel Enterprise Corp.	4,416,052	$10,155,224
#	Tung Thih Electronic Co. Ltd.	431,696	591,539
#	TURVO International Co. Ltd.	275,515	1,582,367
#*	Twinhead International Corp.	52,000	111,834
	TXC Corp.	2,510,762	11,465,235
#	TYC Brother Industrial Co. Ltd.	1,212,333	1,046,025
#*	Tycoons Group Enterprise	1,785,327	417,729
#	Tyntek Corp.	1,619,413	2,465,899
#	TZE Shin International Co. Ltd.	332,200	136,730
	Ubright Optronics Corp.	6,000	10,030
#	UDE Corp.	533,000	1,706,147
#	Ultra Chip, Inc.	356,000	717,310
	U-Ming Marine Transport Corp.	3,376,200	6,509,589
#	Unic Technology Corp.	517,000	392,361
	Unictron Technologies Corp.	29,000	49,131
	Unimicron Technology Corp.	4,374,043	102,628,034
#	Union Bank of Taiwan	12,385,053	7,911,167
#	Union Insurance Co. Ltd.	267,000	277,517
#	Uni-President Enterprises Corp.	16,030,734	36,453,318
#	Unitech Computer Co. Ltd.	543,365	970,234
#	Unitech Printed Circuit Board Corp.	4,418,078	4,891,219
#	United Alloy-Tech Co.	66,615	120,543
#	United Integrated Services Co. Ltd.	937,640	31,379,012
	United Microelectronics Corp. (2303 TT)	25,952,441	97,090,607
#	United Microelectronics Corp. (UMC US), Sponsored ADR	82,862	1,576,864
	United Orthopedic Corp.	576,468	1,484,884
#	United Radiant Technology	521,000	309,878
#*	United Recommend International Co. Ltd.	189,785	310,976
*	United Renewable Energy Co. Ltd.	7,352,644	3,656,704

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Univacco Technology, Inc.	313,000	$527,078
#	Universal Cement Corp.	2,954,065	2,435,745
*	Universal Microelectronics Co. Ltd.	29,000	33,184
#	Universal Microwave Technology, Inc.	115,000	3,364,748
#	Universal Vision Biotechnology Co. Ltd.	326,764	1,328,935
*	Universal, Inc.	104,000	83,903
	UPC Technology Corp.	5,268,684	1,669,758
	UPI Semiconductor Corp.	72,000	436,501
#	Userjoy Technology Co. Ltd.	380,718	862,582
#	USI Corp.	3,785,226	1,306,286
#*	Usun Technology Co. Ltd.	212,100	573,483
	Utechzone Co. Ltd.	182,000	894,218
#	UVAT Technology Co. Ltd.	189,000	409,678
*	Vactronics Technologies, Inc.	8,000	10,565
#	Value Valves Co. Ltd.	204,000	510,827
#	Vanguard International Semiconductor Corp.	5,395,382	24,734,461
	Ve Wong Corp.	704,524	1,059,522
#	Ventec International Group Co. Ltd., Class C	445,000	2,693,629
#	VIA Labs, Inc.	131,000	369,815
	Via Technologies, Inc.	80,000	172,162
#	Viking Tech Corp.	406,000	763,426
#	Visco Vision, Inc.	243,000	1,376,084
#	VisEra Technologies Co. Ltd.	355,000	4,574,284
#	Visual Photonics Epitaxy Co. Ltd.	725,224	6,341,072
#	Vizionfocus, Inc.	68,000	380,465
#	Voltronic Power Technology Corp.	293,007	8,595,985
*	Wafer Works Corp.	3,121,417	8,310,846
#	Waffer Technology Corp.	796,479	892,003
#	Wah Hong Industrial Corp.	418,280	496,671
#	Wah Lee Industrial Corp.	1,303,400	4,490,451
#	Walsin Lihwa Corp.	8,839,979	8,483,198
	Walsin Technology Corp.	2,132,496	13,940,482
		Shares	Value»
TAIWAN — (Continued)
#	Walton Advanced Engineering, Inc.	2,036,662	$2,285,635
	Wan Hai Lines Ltd.	2,694,972	7,029,658
	WAN HWA Enterprise Co.	428,452	142,294
	Waste Recovery Technology, Inc.	7,000	69,368
#	Wave Power Technology, Inc.	19,000	69,071
*	We & Win Development Co. Ltd.	541,000	184,497
#	We&Win Diversification Co. Ltd.	421,898	187,144
#*	WEI Chih Steel Industrial Co. Ltd.	365,000	174,228
#	Wei Chuan Foods Corp.	1,827,000	687,889
#	Weikeng Industrial Co. Ltd.	2,926,979	3,981,847
#	Well Shin Technology Co. Ltd.	530,443	652,818
	Welldone Co.	204,000	292,008
#	WELLELL, Inc.	231,463	169,193
	Weltrend Semiconductor	213,000	355,562
*	Wha Yu Industrial Co. Ltd.	262,000	96,039
#	Wholetech System Hitech Ltd.	393,000	1,467,479
#	Win Semiconductors Corp.	2,005,248	17,691,662
	Winbond Electronics Corp.	9,138,328	35,245,470
#	Winmate, Inc.	208,000	1,062,005
#	Winstek Semiconductor Co. Ltd.	523,000	2,287,927
*††	Wintek Corp.	6,349,135	0
	WinWay Technology Co. Ltd.	68,000	11,935,483
	Wisdom Marine Lines Co. Ltd.	3,469,849	8,386,898
#	Wiselink Co. Ltd.	707,894	1,928,778
#	Wistron Corp.	6,934,169	37,187,897
#	WITS Corp.	278,365	1,028,384
#	Wiwynn Corp.	217,000	35,329,239
	WNC Corp.	2,000,896	13,410,315
#	Wonderful Hi-Tech Co. Ltd.	736,000	1,385,256
#	Wowprime Corp.	699,856	5,059,435
	WPG Holdings Ltd.	5,574,957	19,113,692
#	WT Microelectronics Co. Ltd.	2,124,766	12,823,928
	WUS Printed Circuit Co. Ltd.	1,091,507	4,723,900

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	XAC Automation Corp.	271,000	$274,501
#	XinTec, Inc.	1,210,000	10,033,653
#	X-Legend Entertainment Co. Ltd.	55,000	156,859
#	Xxentria Technology Materials Corp.	1,030,098	1,162,529
	Ya Horng Electronic Co. Ltd.	129,000	194,826
	Yageo Corp.	4,214,628	63,435,638
	Yang Ming Marine Transport Corp.	6,351,491	9,936,507
#	Yankey Engineering Co. Ltd.	303,202	6,035,436
#*	Yao Sheng Electronic Co. Ltd.	23,000	28,022
#	YC INOX Co. Ltd.	2,195,814	1,245,179
	YCC Parts Manufacturing Co. Ltd.	58,000	78,984
#	Yea Shin International Development Co. Ltd.	1,663,961	1,113,637
#	Yem Chio Co. Ltd.	2,273,505	1,008,719
#	Yen Sun Technology Corp.	418,000	535,349
*††	Yeong Guan Energy Technology Group Co. Ltd.	808,323	104,045
#	YFC-Boneagle Electric Co. Ltd.	613,454	458,918
	YFY, Inc.	7,432,997	6,646,917
	Yi Jinn Industrial Co. Ltd.	1,461,700	645,694
*	Yieh Hsing Enterprise Co. Ltd.	150,000	32,884
#*	Yieh Phui Enterprise Co. Ltd.	6,214,358	2,611,180
#	Yonyu Plastics Co. Ltd.	522,050	320,935
	Young Fast Optoelectronics Co. Ltd.	669,137	1,093,427
*	Young Optics, Inc.	20,000	42,005
#	Youngtek Electronics Corp.	862,569	1,939,664
#	Yuan High-Tech Development Co. Ltd.	26,000	112,285
	Yuanta Financial Holding Co. Ltd.	31,072,796	64,823,680
	Yuanta Futures Co. Ltd.	244,718	662,398
#	Yuen Chang Stainless Steel Co. Ltd., Class C	281,000	157,316
		Shares	Value»
TAIWAN — (Continued)
#	Yuen Foong Yu Consumer Products Co. Ltd.	396,000	$473,140
#	Yulon Motor Co. Ltd.	2,988,526	2,576,530
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	385,350	928,734
#	Yungshin Construction & Development Co. Ltd.	615,200	954,549
#	YungShin Global Holding Corp.	1,316,400	2,177,689
#	Yusin Holding Corp.	174,650	271,653
#	Zeng Hsing Industrial Co. Ltd.	382,733	1,084,543
#	Zenitron Corp.	1,297,000	2,423,621
#	Zero One Technology Co. Ltd.	664,868	2,240,666
	Zhen Ding Technology Holding Ltd.	3,373,350	42,325,264
#*	Zhong Yang Technology Co. Ltd.	89,000	97,277
#*	Zig Sheng Industrial Co. Ltd.	2,530,638	665,963
#	ZillTek Technology Corp.	85,000	532,141
#	Zippy Technology Corp.	765,028	1,270,463
#	Zyxel Group Corp.	2,120,320	2,668,516
TOTAL TAIWAN			9,330,341,699
THAILAND — (1.3%)
	AAPICO Hitech PCL (AH/F TB)	1,981,888	940,803
	AAPICO Hitech PCL (AH-R TB), NVDR	30,260	14,364
#	Absolute Clean Energy PCL	11,959,500	476,570
	Advanced Info Service PCL	2,305,509	26,187,985
	Advanced Information Technology PCL, Class F	6,809,350	1,002,644
	AEON Thana Sinsap Thailand PCL	481,500	1,512,127
	After You PCL	1,086,000	150,660
	Airports of Thailand PCL	5,831,200	11,074,332
	Allianz Ayudhya Capital PCL	136,600	177,975
	Alpha Divisions PCL	1,518,500	10,895
	Amata Corp. PCL	5,416,200	4,673,133
#	AP Thailand PCL	17,209,536	4,276,200

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Asia Plus Group Holdings PCL	17,600,100	$1,272,323
	Asia Sermkij Leasing PCL ASK/F TB	202,800	73,342
	Asia Sermkij Leasing PCL ASK-R TB, NVDR	2,010,700	727,168
#	Asian Alliance International PCL	1,859,200	224,854
	Asian Insulators PCL	2,470,690	214,135
	Asian Sea Corp. PCL	1,712,050	383,552
#	Asset World Corp. PCL	13,671,700	1,206,586
	Assetwise PCL	81,810	18,270
	Aurora Design PCL	282,100	121,353
	B Grimm Power PCL	2,063,100	1,157,451
	Bangchak Corp. PCL	6,295,392	8,435,104
#	Bangkok Airways PCL	3,616,900	2,090,415
	Bangkok Aviation Fuel Services PCL	234,900	75,077
	Bangkok Bank PCL (BBLF TB)	2,198,200	12,583,856
#	Bangkok Chain Hospital PCL	3,851,950	1,187,105
	Bangkok Commercial Asset Management PCL	8,468,398	1,745,332
	Bangkok Dusit Medical Services PCL, Class F	14,793,700	8,496,410
#	Bangkok Expressway & Metro PCL	13,855,355	2,796,766
	Bangkok Land PCL	80,109,048	1,510,270
	Bangkok Life Assurance PCL, NVDR	1,617,728	1,259,640
	Bangkok Ranch PCL	4,050,800	240,232
	Banpu PCL	16,829,513	2,923,147
#	BCPG PCL	2,964,600	627,655
#	BEC World PCL	5,523,631	347,255
#	Berli Jucker PCL	3,562,050	1,724,742
	Betagro PCL	2,117,100	1,352,866
	Better World Green PCL	16,921,667	126,589
	BKI Holdings PCL	165,140	1,839,237
*	Bound & Beyond PCL	614,200	151,042
*	BTS Group Holdings PCL	33,921,900	2,170,932
	Bumrungrad Hospital PCL	1,223,400	6,858,935
#	Cal-Comp Electronics Thailand PCL, Class F	16,016,138	3,929,216
#	Carabao Group PCL	1,285,500	1,968,450
	Central Pattana PCL	3,142,600	6,466,655
		Shares	Value»
THAILAND — (Continued)
#	Central Plaza Hotel PCL	1,653,300	$1,895,812
#	Central Retail Corp. PCL CRCF TB	3,280,317	2,618,971
	CH Karnchang PCL	5,295,967	2,885,033
#	Charoen Pokphand Foods PCL	11,385,800	7,641,839
#	Chularat Hospital PCL	19,821,700	941,424
	CK Power PCL	7,084,600	545,647
	Com7 PCL	4,243,400	3,871,006
	Cotto F	6,288,800	35,783
*	Country Group Holdings PCL	14,076,611	227,124
	CP ALL PCL	4,728,400	6,779,126
#	CP Axtra PCL	1,861,200	828,134
	Delta Electronics Thailand PCL	3,894,500	31,887,640
	Dhipaya Group Holdings PCL	3,251,600	2,305,213
	Diamond Building Products PCL	1,451,700	230,106
#	Dohome PCL	5,499,698	649,538
	Don Muang Tollway PCL	980,000	367,113
#	Dynasty Ceramic PCL	17,934,150	782,610
	Eastern Polymer Group PCL	737,587	140,519
	Eastern Water Resources Development & Management PCL, Class F	4,453,600	692,471
	Electricity Generating PCL	526,700	2,110,596
#*	Energy Absolute PCL	27,615,300	2,402,546
#	Erawan Group PCL	11,579,200	1,201,149
	Exotic Food PCL	932,500	554,958
#	Forth Corp. PCL	1,124,700	600,416
	Forth Smart Service PCL	1,564,949	372,498
	Fortune Parts Industry PCL	2,261,200	108,009
	Frasers Property Thailand PCL	109,400	23,024
	GFPT PCL	4,263,022	1,250,441
	Global Power Synergy PCL	586,726	900,911
	Gulf Development PCL	3,196,009	6,370,875
	Gunkul Engineering PCL	18,485,700	2,787,288
	Haad Thip PCL	1,429,600	684,811
	Hana Microelectronics PCL	1,362,753	1,452,230

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Heng Leasing & Capital PCL	4,974,100	$144,306
#	Home Product Center PCL	15,956,815	3,096,735
	Humanica PCL	278,500	39,671
	Hwa Fong Rubber Thailand PCL, Class F	695,600	84,547
	ICC International PCL	87,738	63,455
	Ichitan Group PCL	5,097,900	2,256,262
	Index Livingmall PCL	1,032,627	404,966
#	Indorama Ventures PCL	5,093,000	3,354,433
	Interlink Communication PCL	1,983,850	302,752
#	IRPC PCL	34,027,290	2,242,682
#	I-TAIL Corp. PCL	781,000	407,448
#*	Italian-Thai Development PCL	37,170,173	445,492
*††	ITV PLC	183,700	0
#*	Jasmine Technology Solution PCL	338,000	304,452
#	Jaymart Group Holdings PCL	2,275,500	754,099
#	JMT Network Services PCL	2,796,697	1,002,318
	Kang Yong Electric PCL	8,200	78,553
	Karmarts PCL	918,300	201,985
	Kasikornbank PCL (KBANKF TB)	91,000	663,943
	Kasikornbank PCL (KBANKR TB), NVDR	714,000	5,209,399
#	KCE Electronics PCL	4,036,164	5,023,455
	KGI Securities Thailand PCL	6,901,200	1,062,424
#	Khon Kaen Sugar Industry PCL	14,139,249	680,625
#	Kiatnakin Phatra Bank PCL	874,507	2,896,410
	Klinique Medical Clinic PCL	50,700	41,641
	Krung Thai Bank PCL	6,944,432	9,173,568
	Krungthai Card PCL	1,799,800	2,054,099
	Ladprao General Hospital PCL, Class F	256,700	27,518
	Lalin Property PCL	1,613,800	211,589
	Lam Soon Thailand PCL	2,756,000	392,584
#	Land & Houses PCL (LHF TB)	14,266,440	1,627,420
	Land & Houses PCL (LHR TB), NVDR	3,074,080	350,670
		Shares	Value»
THAILAND — (Continued)
	Lanna Resources PCL	190,900	$84,160
	LH Financial Group PCL	24,840,259	937,184
	Loxley PCL	9,483,235	408,361
#	LPN Development PCL	9,012,496	433,938
	Major Cineplex Group PCL	1,766,200	377,450
	MBK PCL	4,141,128	2,796,650
	MC Group PCL	2,237,500	789,221
	MCS Steel PCL	2,812,900	668,576
	Mega Lifesciences PCL	2,178,700	2,475,236
	Minor International PCL	10,498,730	7,395,081
#	MK Restaurants Group PCL	1,341,300	855,769
*	Mono Next PCL	4,375,300	92,478
	Moshi Moshi Retail Corp. PLC	365,600	459,379
	Muang Thai Insurance PCL	261,900	138,038
	Muangthai Capital PCL	1,563,400	1,594,117
	Namyong Terminal PCL	2,643,000	323,082
	Neo Corporate PCL	35,700	25,212
	Netbay PCL	468,074	188,975
	Nonthavej Hospital PCL	72,300	41,346
	Northeast Rubber PCL	8,640,100	1,161,191
	NSL Foods PCL	371,500	255,699
#	Origin Property PCL	5,124,735	315,082
	Osotspa PCL	2,687,300	1,410,691
	Plan B Media PCL	8,789,168	1,598,537
	Platinum Group PCL, Class F	1,506,700	63,265
	Polyplex Thailand PCL	2,228,587	938,281
	Praram 9 Hospital PCL	1,807,950	967,518
	Precious Shipping PCL	6,055,100	1,457,558
	Premier Marketing PCL	2,431,700	807,743
#	Prima Marine PCL	2,021,934	611,286
	Principal Capital PCL	1,957,300	101,941
*	Property Perfect PCL	21,298,987	31,947
#	Pruksa Holding PCL	4,522,900	530,388
*	PSG Corp. PCL	74,535	11,718
	PTG Energy PCL	6,795,600	1,534,801
	PTT Exploration & Production PCL	5,477,569	24,531,661
	PTT Global Chemical PCL	4,421,558	4,844,719

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	PTT Oil & Retail Business PCL	4,242,400	$1,622,406
	PTT PCL	27,389,400	31,573,620
#	Quality Houses PCL	43,979,604	1,904,165
*	Raimon Land PCL	2,543,100	6,952
	Rajthanee Hospital PCL	842,800	386,014
#	Ratch Group PCL	1,992,900	2,290,681
	Ratchaphruek Hospital PCL	2,714,500	404,995
	Ratchthani Leasing PCL	11,925,884	798,593
#	Regional Container Lines PCL	2,464,900	2,583,750
#	Rojana Industrial Park PCL	3,615,412	659,695
	S Hotels & Resorts PCL	6,900,986	346,194
	Sabina PCL	701,415	330,903
	Saha Pathana Inter-Holding PCL	75,600	72,970
	Saha-Union PCL	751,100	618,616
	Saksiam Leasing PCL	2,207,300	218,815
	Samart Corp. PCL	2,555,199	449,081
#	Sansiri PCL	91,859,685	4,139,767
#	Sappe PCL	825,800	855,010
#	SC Asset Corp. PCL	10,480,216	633,487
	SCB X PCL	1,771,469	8,101,531
	SCG Packaging PCL	2,496,000	2,265,599
	SCGJWD Logistics PCL	160,400	46,994
	Sena Development PCL	4,559,850	247,226
#	Sermsang Power Corp. Co. Ltd.	1,862,106	261,309
	Siam Cement PCL	1,113,300	8,448,583
	Siam Wellness Group PCL	3,325,400	328,558
	Siamgas & Petrochemicals PCL	5,893,300	1,421,189
	Sikarin PCL, Class F	1,379,500	332,314
*	Singer Thailand PCL	1,837,400	651,575
#	Singha Estate PCL	21,262,581	349,938
	SiS Distribution Thailand PCL	260,200	211,500
#	SISB PCL	1,922,400	559,968
	SKY ICT PCL	257,600	145,552
*	SNC Former PCL	1,905,000	489,155
	Somboon Advance Technology PCL	1,821,325	877,722
#	SPCG PCL	3,400,600	935,306
#	Sri Trang Agro-Industry PCL	6,245,282	3,469,777
#	Sri Trang Gloves Thailand PCL	4,519,877	1,392,586
		Shares	Value»
THAILAND — (Continued)
#	Srinanaporn Marketing PCL	1,416,100	$300,516
	Sriracha Construction PCL	58,200	30,928
	Srisawad Capital 1969 PCL, Class F	2,655,415	149,408
	Srisawad Corp. PCL	2,219,980	1,633,900
	Srithai Superware PCL	8,983,000	298,169
	Srivichai Vejvivat PCL	2,669,191	683,280
#	Star Petroleum Refining PCL	9,786,699	3,255,561
#	Stecon Group PCL	4,183,287	2,261,537
#*	STP & I PCL	4,922,579	925,644
#	Supalai PCL	9,224,625	4,378,088
*	Super Energy Corp. PCL	141,162,575	550,869
	Susco PCL	3,281,600	217,951
	Syntec Construction PCL	5,568,900	319,778
	TAC Consumer PCL	2,869,369	554,067
#	Taokaenoi Food & Marketing PCL, Class F	2,338,800	288,000
	Tata Steel Thailand PCL	15,179,300	453,526
	TEAM Consulting Engineering & Management PCL	172,600	16,703
#	Thai Airways International PCL	2,895,300	481,714
	Thai Coconut PCL	391,700	67,833
	Thai Life Insurance PCL	2,448,600	852,048
	Thai Nakarin Hospital PCL	168,000	144,873
#	Thai Oil PCL	3,618,189	7,079,997
*	Thai Reinsurance PCL	7,377,800	88,330
	Thai Stanley Electric PCL (STANLY/F TB), Class F	220,600	1,560,520
	Thai Stanley Electric PCL (STANLY-R TB), NVDR	7,500	53,055
	Thai Union Group PCL	10,065,760	3,668,644
	Thai Vegetable Oil PCL	3,486,457	2,842,460
	Thai Wah PCL	2,681,700	227,482
*	Thaicom PCL	280,400	91,263
#	Thaifoods Group PCL	12,487,126	3,658,213
	Thanachart Capital PCL	1,058,300	2,469,953
	Thoresen Thai Agencies PCL	8,980,300	1,358,242

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	TIDLOR Holdings PCL	2,441,853	$1,387,393
	Tipco Asphalt PCL (TASCO/F TB)	3,124,390	1,306,964
	TIPCO Foods PCL	269,200	50,745
#	Tisco Financial Group PCL (TISCO/F TB)	681,500	2,619,074
	TKS Technologies PCL	1,527,272	334,107
#	TMBThanachart Bank PCL	56,078,683	5,125,663
	TMT Steel PCL	2,855,800	302,802
	TOA Paint Thailand PCL	1,842,999	868,765
#	TPI Polene PCL	36,040,660	969,455
	TPI Polene Power PCL	13,134,940	708,237
#	TQM Alpha PCL	694,996	348,848
	Triple i Logistics PCL	352,900	48,346
	True Corp. PCL	42,384,284	18,224,655
	TTW PCL	6,182,000	1,923,249
	Union Auction PCL	1,124,100	147,209
#	Unique Engineering & Construction PCL	5,221,805	442,812
	United Paper PCL	2,101,700	519,344
	Univanich Palm Oil PCL	5,283,100	2,530,992
*	Vanachai Group PCL	5,890,840	373,830
	VGI PCL	28,371,200	847,109
	WHA Corp. PCL	24,223,400	3,509,547
#	Xspring Capital PCL	27,569,133	411,706
TOTAL THAILAND			483,201,791
TURKEY — (0.8%)
*	Adese Gayrimenkul Yatirim AS	31,327,093	571,544
	Afyon Cimento Sanayi TAS	154,137	41,633
	Agesa Hayat ve Emeklilik AS	307,731	1,572,556
*	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	887,392	626,094
	Akbank TAS	11,333,136	15,077,117
	Akcansa Cimento AS	311,923	1,558,153
*	Akenerji Elektrik Uretim AS	77,100	16,189
*	Akfen Yenilenebilir Enerji AS, Class A	1,122,582	564,003
	Aksa Akrilik Kimya Sanayii AS	8,621,737	2,358,424
#*	Aksa Enerji Uretim AS	1,048,297	2,077,028
*	Aksigorta AS	2,417,153	340,509
#	Alarko Holding AS	1,224,384	2,602,150
	Albaraka Turk Katilim Bankasi AS	17,122,225	2,851,182
		Shares	Value»
TURKEY — (Continued)
	Alfa Solar Enerji Sanayi VE Ticaret AS	136,992	$118,367
*	Alkim Alkali Kimya AS	819,566	268,363
*	Alves Kablo Sanayi Ve Ticaret AS	5,341,703	244,088
	Anadolu Anonim Turk Sigorta Sirketi	5,387,328	3,087,147
	Anadolu Efes Biracilik Ve Malt Sanayii AS	5,303,019	2,438,754
	Anadolu Hayat Emeklilik AS	543,905	1,313,685
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	105,131	112,779
#*	Arcelik AS	295,282	604,540
	ARD Grup Bilisim Teknolojileri AS	1,002,909	1,529,315
	Aselsan Elektronik Sanayi Ve Ticaret AS	1,207,107	8,696,094
#	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	912,035	5,669,736
*	Aydem Yenilenebilir Enerji AS, Class A	466,530	223,050
	Aygaz AS	267,274	1,488,537
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi AS	153,055	142,741
*	Baticim Bati Anadolu Sanayi ve Ticaret Anonim Sirketi	16,623,032	1,714,746
*	Baticim Cimento Sanayi Anonim Sirketi	1,062,490	794,637
*	Bera Holding AS	4,713,760	1,266,164
*	Besler Gida Ve Kimya Sanayi Ve Ticaret AS	1,110,753	287,084
	BIM Birlesik Magazalar AS	1,211,282	9,948,805
#*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	48,426	531,574
	Borusan Yatirim ve Pazarlama AS	8,471	304,504
*	Bosch Fren Sistemleri Sanayi ve Ticaret AS	59,750	156,519
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	183,283	309,085

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Bursa Cimento Fabrikasi AS	2,283,465	$242,134
#*	Can2 Termik AS	33,616,596	846,469
	Celebi Hava Servisi AS	17,928	544,640
*	Cemas Dokum Sanayi AS	2,954,461	251,630
	Cemtas Celik Makina Sanayi Ve Ticaret AS	576,744	107,460
#	Cimsa Cimento Sanayi VE Ticaret AS	1,473,250	1,391,934
	Coca-Cola Icecek AS	2,399,331	4,602,583
*	CVK Maden Isletmeleri Sanayi VE Ticaret AS	152,444	121,028
*	CW Enerji Muhendislik Ticaret VE Sanayi AS	1,910,828	1,371,482
*	DAP Gayrimenkul Gelistirme AS, Class A	2,595,017	475,519
*	Dardanel Onentas Gida Sanayi AS	5,277,015	186,318
*	Deva Holding AS	238,098	351,395
#	Dogan Sirketler Grubu Holding AS	6,832,427	3,004,790
	Dogu Aras Enerji Yatirimlari AS	104,172	248,088
	Dogus Otomotiv Servis ve Ticaret AS	544,162	2,180,328
	Eczacibasi Yatirim Holding Ortakligi AS	88,031	584,123
#*	EGE Endustri VE Ticaret AS	3,709	411,362
	EGE Gubre Sanayii AS	347,924	687,592
#	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	579,387	832,295
Ω	Enerjisa Enerji AS	572,782	1,312,018
	Enerya Enerji AS	3,201,220	621,284
#	Enka Insaat ve Sanayi AS	2,027,992	3,737,787
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	85,180	274,959
	Eregli Demir ve Celik Fabrikalari TAS	5,478,716	4,897,143
*	Esenboga Elektrik Uretim AS	3,491,272	247,049
		Shares	Value»
TURKEY — (Continued)
	Europap Tezol Kagit Sanayi VE Ticaret AS	207,479	$44,996
*	Europen Endustri Insaat Sanayi VE Ticaret AS	4,661,827	386,439
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS	462,893	829,624
*	Fonet Bilgi Teknolojileri AS	2,193,215	242,806
#	Ford Otomotiv Sanayi AS	1,088,396	1,835,044
	Galata Wind Enerji AS	684,677	349,328
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	2,824,427	555,180
	Gentas Genel Metal Sanayi ve Ticaret AS	553,615	64,330
*	Gersan Elektrik Ticaret ve Sanayi AS	62,530	55,103
	Gipta Ofis Kirtasiye VE Promosyon Urunleri Imalat Sanayi AS	61,612	74,569
*	Girsim Elektrik Sanayi Taahut Ve Ticaret AS	750,988	1,183,736
	Global Yatirim Holding AS	15,717,855	5,377,063
	Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	803,274	391,925
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	81,653	493,712
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	975,932	486,073
*	GSD Holding AS	7,702,915	774,391
*	Gubre Fabrikalari TAS	146,716	1,228,472
	GUR-Sel Turizm Tasimacilik VE Servis Ticaret AS	92,685	693,657
*	HAT-San Gemi Insaa Bakim Onarim Deniz Nakliyat Sanayi VE Ticaret AS	91,113	107,354
#*	Hektas Ticaret TAS	11,935,095	731,570

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Hitit Bilgisayar Hizmetleri AS	261,415	$200,357
*	HUN Yenilenebilir Enerji Uretim AS	1,338,520	95,704
*	IC Enterra Yenilenebilir Enerji AS	1,753,366	193,587
*	Ihlas Holding AS	10,753,164	235,245
*	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	4,631,566	983,127
*	Info Yatirim AS	883,497	104,407
*	Is Finansal Kiralama AS	4,232,110	1,773,548
	Is Yatirim Menkul Degerler AS, Class A	2,772,022	2,015,682
*	Izdemir Enerji Elektrik Uretim AS	8,274,777	1,499,011
*	Izmir Demir Celik Sanayi AS	3,514,682	838,038
*	Jantsa Jant Sanayi Ve Ticaret AS	206,626	64,988
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	674,063	357,332
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	52,912	149,806
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMA TI), Class A	1,258,498	1,124,819
#*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (KRDMD TI), Class D	6,910,355	5,988,553
*	Karsan Otomotiv Sanayii Ve Ticaret AS	1,835,502	388,366
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	16,482,182	766,627
*	Kayseri Seker Fabrikasi AS	2,003,282	164,538
	Kervan Gida Sanayi Ve Ticaret AS	4,757,644	237,193
	Kiler Holding AS	102,386	158,919
*	Kimteks Poliuretan Sanayi VE Ticaret AS	158,825	67,258
#	KOC Holding AS	2,000,948	8,278,540
		Shares	Value»
TURKEY — (Continued)
	Kocaer Celik Sanayi Ve Ticaret AS	1,956,767	$615,041
*	Kontrolmatik Enerji Ve Muhendislik AS	245,638	24,230
*	Konya Cimento Sanayii AS	3,257	250,247
#*	Kordsa Teknik Tekstil AS	278,022	392,132
*	Koza Polyester Sanayi VE Ticaret AS	608,213	68,342
	Kuzey Boru AS	237,919	123,040
*	LDR Turizm AS	1,024,607	2,094,659
	Lila Kagit Sanayi ve Ticaret AS	821,794	493,744
	Limak Dogu Anadolu Cimento Sanayi VE Ticaret AS	570,397	271,722
	Logo Yazilim Sanayi Ve Ticaret AS	342,153	978,697
	Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	1,052,111	318,289
*	Loras Holding AS	1,564,965	92,188
*	Margun Enerji Uretim Sanayi VE Ticaret AS	1,591,407	1,235,957
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	3,146,574	2,589,735
*	Mega Metal Sanayi VE Ticaret AS	299,622	428,923
#*	MIA Teknoloji AS	1,161,634	754,863
#	Migros Ticaret AS	168,188	2,212,163
*Ω	MLP Saglik Hizmetleri AS	374,006	3,188,094
*	Mogan Enerji Yatirim Holding AS	859,432	306,888
*	Naturel Yenilenebilir Enerji Ticaret AS	1,547,440	192,175
	Naturelgaz Sanayi ve Ticaret AS	951,807	224,645
*	NET Holding AS	1,414,526	1,355,690
	Nuh Cimento Sanayi AS	291,682	1,330,143
#*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	5,799,390	957,499
*	Orge Enerji Elektrik Taahhut AS	330,863	706,546
#	Oyak Cimento Fabrikalari AS	3,833,869	1,636,215
	Oyak Yatirim Menkul Degerler AS	374,706	264,764
*	Parsan Makina Parcalari Sanayii AS	29,470	46,596

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
#*	Pegasus Hava Tasimaciligi AS	1,089,959	$3,507,493
#*	Petkim Petrokimya Holding AS	2,664,681	1,071,862
*	Polisan Holding AS	783,000	347,676
*	Politeknik Metal Sanayi ve Ticaret AS	1,751	167,589
*	Qua Granite Hayal	2,315,765	166,429
*	Ral Yatirim Holding AS	677,448	3,429,392
*	Reysas Tasimacilik ve Lojistik Ticaret AS	2,394,898	1,120,570
	Ronesans Gayrimenkul Yatirim AS	99,719	420,295
*	Safkar Ege Sogutmacilik Klima Soguk Hava Tesisleri Ihracat Ithalat Sanayi Ve Ticaret AS	260,245	106,783
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	4,396,782	2,193,610
#*	Sasa Polyester Sanayi AS	5,704,165	296,687
	SDT Uzay VE Savunma Teknolojileri AS	24,117	114,512
	Sekerbank Turk AS	16,713,823	2,464,147
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	376,819	1,691,031
*	Sok Marketler Ticaret AS	1,543,298	1,655,900
	SUN Tekstil Sanayi Ve Ticaret AS	489,914	508,326
	Suwen Tekstil Sanayi Pazarlama AS	1,244,775	160,442
	TAB Gida Sanayi Ve Ticaret AS, Class A	124,144	635,341
*	Tapdi Oksijen Ozel Saglik Hizmetleri Sanayi VE Ticaret AS	287,939	171,386
*	Tatlipinar Enerji Uretim AS	1,253,676	302,366
#*	TAV Havalimanlari Holding AS	612,232	3,492,932
#	Tekfen Holding AS	2,087,352	6,781,034
*	Tera Yatirim Menkul Degerler AS	334,923	1,263,207
#	Tofas Turk Otomobil Fabrikasi AS	134,332	769,731
		Shares	Value»
TURKEY — (Continued)
*	Trust Anadolu Metal Madencilik Isletmeleri AS	380,012	$993,028
*	Trust Dogal Enerji Kaynaklari Arastirma Ve Uretim AS, Class A	447,718	853,463
*	Tukas Gida Sanayi ve Ticaret AS	16,342,834	684,328
*	Tumosan Motor ve Traktor Sanayi AS	230,733	396,397
	Turcas Holding AS	230,792	206,106
#*	Turk Altin Isletmeleri AS	646,718	599,701
	Turk Hava Yollari AO	1,661,642	10,968,611
*	Turk Ilac VE Serum Sanayi AS	587,527	15,581
#*	Turk Telekomunikasyon AS	2,238,178	2,401,315
*	Turk Traktor ve Ziraat Makineleri AS	25,572	221,928
	Turkcell Iletisim Hizmetleri AS	5,258,324	11,082,319
	Turkiye Garanti Bankasi AS	2,048,140	5,300,031
#	Turkiye Is Bankasi AS, Class C	26,058,433	6,827,842
	Turkiye Petrol Rafinerileri AS	2,174,664	13,546,187
	Turkiye Sigorta AS	15,424,774	2,041,181
	Turkiye Sinai Kalkinma Bankasi AS	14,410,158	3,315,955
#	Turkiye Sise ve Cam Fabrikalari AS	2,020,627	1,775,142
#*	Turkiye Vakiflar Bankasi TAO, Class D	10,805,507	6,629,075
#	Ulker Biskuvi Sanayi AS	1,474,767	2,674,542
*	Ulusoy Un Sanayi ve Ticaret AS	822,040	139,908
*	Usak Seramik Sanayii AS	10,165,574	280,292
*	Vakif Finansal Kiralama AS	24,001,126	610,386
*	Vestel Beyaz Esya Sanayi ve Ticaret AS	1,999,872	241,482
#*	Vestel Elektronik Sanayi ve Ticaret AS	867,807	415,925
#*	Yapi ve Kredi Bankasi AS	11,852,636	8,155,514

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	1,106,777	$762,300
*	Yayla Agro Gida Sanayi VE Nakliyat AS	1,833,771	376,681
*	Yigit Aku Malzemeleri Nakliyat Turizm Ins San Ve Tic AS	224,722	97,374
#*	Zorlu Enerji Elektrik Uretim AS	11,609,650	569,215
TOTAL TURKEY			280,803,100
UNITED ARAB EMIRATES — (1.3%)
	Abu Dhabi Commercial Bank PJSC	7,791,539	31,744,168
	Abu Dhabi Islamic Bank PJSC	6,007,838	34,704,774
	Abu Dhabi National Hotels	9,681,558	1,050,142
	Abu Dhabi National Insurance Co. PSC	135,732	261,636
	Abu Dhabi National Oil Co. for Distribution PJSC	9,588,919	10,442,288
*	Abu Dhabi Ports Co. PJSC	2,473,111	3,295,806
	Abu Dhabi Ship Building Co. PJSC	435,036	959,008
	ADNOC Drilling Co. PJSC	6,930,773	11,001,639
	ADNOC Logistics & Services	1,389,312	2,344,083
	Agility Global PLC	6,110,777	2,815,373
	Agthia Group PJSC	1,784,111	1,554,889
	Air Arabia PJSC	17,773,379	23,571,865
	Ajman Bank PJSC	7,385,393	2,730,090
*	AL Seer Marine Supplies & Equipment Co. LLC	1,166,219	597,939
	Aldar Properties PJSC	5,619,794	11,337,848
	Alef Education Holding PLC	415,257	111,448
	Alpha Dhabi Holding PJSC	1,235,460	2,455,325
	Amanat Holdings PJSC	8,512,482	3,216,601
	Americana Restaurants International PLC - Foreign Co.	3,757,999	2,224,553
	Amlak Finance PJSC	8,588,913	2,686,955
*	Apex Investment Co. PSC	2,358,994	2,059,463
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Bank of Sharjah	658,844	$222,053
	Burjeel Holdings PLC	4,571,941	1,536,661
	Dana Gas PJSC	33,107,858	7,674,308
	Deyaar Development PJSC	11,438,161	2,250,920
	Dubai Electricity & Water Authority PJSC	5,349,941	3,990,328
	Dubai Financial Market PJSC	9,676,599	3,705,281
	Dubai Investments PJSC	13,755,839	13,478,977
	Dubai Islamic Bank PJSC	14,453,880	28,645,048
	Dubai Taxi Co. PJSC	286,720	166,138
	E7 Group PJSC	202,454	52,188
	Emaar Development PJSC	7,931,480	27,912,150
	Emaar Properties PJSC	22,537,337	67,264,256
	Emirates Central Cooling Systems Corp.	5,702,609	2,444,497
	Emirates Integrated Telecommunications Co. PJSC	1,912,866	6,333,986
	Emirates Mobility Co.	478,091	463,676
	Emirates NBD Bank PJSC	5,334,526	43,813,527
*	Emirates Reem Investments PJSC	62,022	30,900
	Emirates Telecommunications Group Co. PJSC	6,044,580	33,480,901
*	EMSTEEL Building Materials PJSC	9,852,227	2,964,472
*	Eshraq Investments PJSC	8,025,014	1,013,474
	Fertiglobe PLC	6,030,653	4,377,635
	First Abu Dhabi Bank PJSC	7,441,986	39,196,484
*	Ghitha Holding PJSC	157,183	484,533
*	Gulf Navigation Holding PJSC	982,813	794,500
*	Gulf Pharmaceutical Industries PSC	1,526,375	430,898
*	International Holding Co. PJSC	16,916	1,759,969
	Lulu Retail Holdings PLC	351,787	91,670
*	Manazel PJSC	4,996,190	415,837
*	Modon Holding PSC	1,249,824	969,095
	National Bank of Ras Al-Khaimah PSC	10,033	24,937
	National Central Cooling Co. PJSC	842,652	570,569

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	National Corp. for Tourism & Hotels	311,843	$125,884
	NMDC Group PJSC	32,864	203,833
	Palms Sports PrJSC	144,639	298,481
	Parkin Co. PJSC	750,769	1,127,172
*	Phoenix Group PLC	891,204	115,133
*	Presight AI Holding PLC	1,929,434	1,781,054
	Pure Health Holding PJSC	324,372	198,839
*	RAK Properties PJSC	9,937,930	2,882,516
	Ras Al Khaimah Ceramics PJSC	3,411,163	2,249,598
	Salik Co. PJSC	4,964,968	7,174,165
	Sharjah Islamic Bank	5,148,605	4,057,430
*	Shuaa Capital PSC	5,654,575	295,097
*	Space42 PLC	1,791,063	790,409
	Spinneys 1961 Holding PLC	146,476	50,486
	Taaleem Holdings PJSC	338,673	294,465
	TECOM Group PJSC	912,283	836,806
*	Two Point Zero Group PJSC	11,503,616	6,221,355
	Union Properties PJSC	17,078,801	2,815,496
TOTAL UNITED ARAB EMIRATES			479,243,980
TOTAL COMMON STOCKS			35,941,468,996
PREFERRED STOCKS — (0.9%)
BRAZIL — (0.9%)
	Alpargatas SA, 14.629%	790,460	1,913,328
*	Axia Energia SA Class C	496,654	5,095,723
	Banco ABC Brasil SA, 11.118%	788,961	3,735,353
	Banco ABC Brasil SA	26,524	125,578
Ω	Banco BMG SA, 8.333%	1,279,151	1,342,451
	Banco Bradesco SA, 8.440%	4,424,379	16,085,794
	Banco do Estado do Rio Grande do Sul SA Class B, 11.286%	1,196,573	3,318,863
	Banco Pine SA, 7.501%	356,895	920,197
	Centrais Eletricas de Santa Catarina SA, 8.585%	65,563	1,834,390
		Shares	Value»

BRAZIL — (Continued)
	Cia de Ferro Ligas da Bahia FERBASA, 11.726%	1,543,128	$1,823,449
	Cia De Saneamento do Parana Sanepar, 1.583%	5,317,906	7,458,906
	Cia Energetica de Minas Gerais, 10.009%	5,479,913	12,258,902
	Cia Energetica do Ceara Class A, 4.123%	70,702	501,831
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes	347,825	1,397,709
	Energisa SA, 4.047%	3,016	5,622
	Eucatex SA Industria e Comercio, 4.891%	247,800	1,124,331
	Gerdau SA, 2.722%	1,913,073	9,427,333
	Isa Energia Brasil SA, 6.882%	753,060	3,994,710
	Itau Unibanco Holding SA, 8.042%	5,302,942	44,868,111
	Klabin SA, 7.745%	3	2
	Localiza Rent a Car SA, 2.894%	47,193	340,089
	Marcopolo SA, 17.780%	4,713,067	4,936,998
	Petroleo Brasileiro SA - Petrobras, 7.625%	22,001,222	188,452,316
*	Raizen SA	4,380,952	224,702
*	Randoncorp SA	1,142,636	1,104,508
	Schulz SA, 14.152%	828,178	731,925
	Taurus Armas SA, 0.064%	378,092	363,984
	Track & Field Co. SA, 2.170%	152,462	441,823
	Unipar Carbocloro SA Class B, 16.107%	503,605	6,277,739
*	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	3,154,267	4,579,743
TOTAL BRAZIL			324,686,410
CHILE — (0.0%)
	Coca-Cola Embonor SA Class B, 5.563%	318,684	548,421
	Embotelladora Andina SA Class B, 3.730%	897,867	4,471,228
TOTAL CHILE			5,019,649

Emerging Markets Core Equity 2 Portfolio
CONTINUED
		Shares	Value»

COLOMBIA — (0.0%)
	Davivienda Group SA, 1.235%	229,751	$2,343,373
	Grupo Argos SA, 5.582%	190,941	779,494
	Grupo Aval Acciones y Valores SA, 3.478%	9,105,114	2,435,711
	Grupo Cibest SA, 3.028%	80,974	1,912,052
	Grupo de Inversiones Suramericana SA, 3.915%	288,337	4,085,129
TOTAL COLOMBIA			11,555,759
INDIA — (0.0%)
	TVS Motor Co. Ltd., 6.000%	2,532,220	278,645
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	532,947	262,026
TOTAL PREFERRED STOCKS			341,802,489
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	CM Hospitalar SA Rights 08/17/2026	194,315	383
CHILE — (0.0%)
*	SONDA SA Rights 08/29/2026	851,698	0
MALAYSIA — (0.0%)
*	Berjaya Food Bhd. Warrants 10/22/2035	1,327,959	8,937
*	Hengyuan Refining Co. Bhd. Warrants 10/27/2030	469,900	97,165
TOTAL MALAYSIA			106,102
QATAR — (0.0%)
*	Baladna Rights 08/17/2026	1,775,330	94,593
SOUTH AFRICA — (0.0%)
#*	Brait PLC Rights 08/07/2026	6,046,322	289,118
		Shares	Value»

SOUTH KOREA — (0.0%)
*	Amotech Co. Ltd. Rights 08/04/2026	4,731	$0
*	LB Semicon, Inc. Rights	19,313	0
TAIWAN — (0.0%)
*	Brogent Technologies, Inc. Rights 08/06/2026	4,172	981
*	Grand Pacific Petrochemical Rights	1,850,939	0
*	JPP Holding Co. Ltd. Rights	1,286	657
*	Luxe Green Energy Technology Co. Ltd. Rights 08/05/2026	97,701	6,802
*††	Tainergy Tech Co. Ltd. Rights 08/13/2026	12,272	0
*	Zenitron Corp. Rights	103,760	11,237
TOTAL TAIWAN			19,677
THAILAND — (0.0%)
*	Assetwise PCL Rights	9,090	0
*	Better World Green PCL Warrants	9,003,861	0
*	Better World Green PCL Warrants 03/11/2027	2,820,277	0
TOTAL RIGHTS/WARRANTS			509,873
TOTAL INVESTMENT SECURITIES (Cost $17,012,889,660)			36,283,781,358

			Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@§	The DFA Short Term Investment Fund	32,628,859	377,418,008
TOTAL INVESTMENTS — (100.0%)
(Cost $17,390,244,578)^^			$36,661,199,366

Emerging Markets Core Equity 2 Portfolio
CONTINUED
As of July 31, 2026, Emerging Markets Core Equity 2 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	831	09/18/26	$311,503,768	$312,424,838	$921,070
Total Futures Contracts			$311,503,768	$312,424,838	$921,070
As of July 31, 2026, the value of Rule 144A securities amounted to $1,173,848,858 or 3.2% of net assets.
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$1,000,857,857	$1,988	—	$1,000,859,845
Chile	146,120,634	2,526,332	—	148,646,966
China	374,454,645	7,377,722,364	$2,748,533	7,754,925,542
Colombia	49,153,432	4,725,559	—	53,878,991
Czech Republic	—	45,862,644	—	45,862,644
Egypt	131,241	14,548,744	—	14,679,985
Greece	—	221,933,690	—	221,933,690
Hong Kong	—	1,321,134	—	1,321,134
Hungary	—	121,005,751	—	121,005,751
India	172,563,676	5,158,793,447	—	5,331,357,123
Indonesia	5,067,346	278,052,221	156,797	283,276,364
Kuwait	—	130,493,633	185,464	130,679,097
Malaysia	—	470,834,564	3,987	470,838,551
Mexico	747,356,196	15,808,641	—	763,164,837
Peru	38,506,484	—	—	38,506,484
Philippines	1,580,753	161,941,052	32,067	163,553,872
Poland	—	506,939,186	—	506,939,186
Qatar	—	205,121,494	—	205,121,494
Russia	—	—	8	8
Saudi Arabia	426,458	885,081,665	—	885,508,123
South Africa	146,382,968	952,881,743	—	1,099,264,711
South Korea	50,023,288	6,073,285,857	3,244,883	6,126,554,028
Taiwan	894,893,526	8,435,247,487	200,686	9,330,341,699
Thailand	149,756	483,052,035	—	483,201,791
Turkey	—	280,803,100	—	280,803,100
United Arab Emirates	—	479,243,980	—	479,243,980
Preferred Stocks
Brazil	324,560,832	125,578	—	324,686,410
Chile	4,471,228	548,421	—	5,019,649
Colombia	11,555,759	—	—	11,555,759
India	—	278,645	—	278,645
Philippines	—	262,026	—	262,026
Rights/Warrants
Brazil	—	383	—	383
Chile	—	—	—	—
Malaysia	—	106,102	—	106,102
Qatar	—	94,593	—	94,593
South Africa	—	289,118	—	289,118
South Korea	—	—	—	—
Taiwan	—	19,677	—	19,677

Emerging Markets Core Equity 2 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Thailand	—	—	—	—
Securities Lending Collateral	—	$377,418,008	—	$377,418,008
Total Investments in Securities	$3,968,256,079	$32,686,370,862	$6,572,425˂˃	$36,661,199,366
Financial Instruments
Assets
Futures Contracts**	$921,070	—	—	921,070
Total Financial Instruments	$921,070	—	—	$921,070
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Large Cap Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (8.3%)
	Alphabet, Inc. (GOOG US), Class C	160,028	$57,073,986
	Alphabet, Inc. (GOOGL US), Class A	177,963	63,377,963
#*	AST SpaceMobile, Inc.	7,123	420,115
	AT&T, Inc.	222,600	5,175,450
*	Charter Communications, Inc., Class A	4,007	580,935
	Comcast Corp., Class A	66,824	1,601,103
	Fox Corp. (FOX US), Class B	16,068	834,572
#	Fox Corp. (FOXA US), Class A	17,570	1,023,101
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	1,915	171,986
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	15,785	1,548,982
#*	Live Nation Entertainment, Inc.	13,936	2,426,676
	Meta Platforms, Inc., Class A	95,602	53,222,589
*	Netflix, Inc.	126,406	9,064,574
	News Corp. (NWS US), Class B	1,913	59,820
	Omnicom Group, Inc.	21,390	1,683,393
*	Reddit, Inc., Class A	4,026	566,337
*	ROBLOX Corp., Class A	10,290	366,324
*	Spotify Technology SA	1,216	607,927
*	Take-Two Interactive Software, Inc.	5,599	1,360,109
	TKO Group Holdings, Inc.	2,883	524,158
	T-Mobile U.S., Inc.	21,746	3,755,752
	Verizon Communications, Inc.	201,094	9,413,210
	Walt Disney Co.	45,763	4,401,943
*	Warner Bros Discovery, Inc.	120,813	3,177,382
TOTAL COMMUNICATION SERVICES			222,438,387
		Shares	Value†
CONSUMER DISCRETIONARY — (9.6%)
*	Airbnb, Inc., Class A	12,253	$1,856,575
*	Amazon.com, Inc.	417,179	113,297,473
*	Aptiv PLC	4,848	273,767
*	AutoZone, Inc.	935	2,820,194
	Best Buy Co., Inc.	6,900	595,194
	Booking Holdings, Inc.	30,195	5,824,615
*	Burlington Stores, Inc.	4,681	1,724,855
	Carnival Corp. Ltd.	80,089	2,227,275
*	Carvana Co.	35,400	2,207,544
*	Chipotle Mexican Grill, Inc.	60,503	2,251,922
*	Coupang, Inc.	45,024	736,142
	Darden Restaurants, Inc.	9,561	1,946,428
*	Deckers Outdoor Corp.	945	91,552
	Dick's Sporting Goods, Inc.	4,866	953,298
*	DoorDash, Inc., Class A	9,659	1,894,709
	DR Horton, Inc.	19,687	2,816,422
	eBay, Inc.	37,732	4,301,825
	Expedia Group, Inc.	8,564	2,524,153
	Ford Motor Co.	277,692	4,076,519
	Garmin Ltd.	11,532	3,387,871
	General Motors Co.	73,979	6,573,774
	Genuine Parts Co.	7,300	907,901
	Hilton Worldwide Holdings, Inc.	16,008	5,130,404
	Home Depot, Inc.	41,606	13,811,528
	Hyatt Hotels Corp., Class A	716	124,627
	Las Vegas Sands Corp.	42,739	2,089,510
	Lennar Corp. (LEN US), Class A	13,101	1,078,867
	Lennar Corp. (LENB US), Class B	921	74,325
	Lowe's Cos., Inc.	19,472	4,046,476
	Marriott International, Inc., Class A	12,862	4,795,339
	McDonald's Corp.	27,487	7,439,082
	NIKE, Inc., Class B	35,386	1,475,950
*	NVR, Inc.	185	1,137,204
*	O'Reilly Automotive, Inc.	40,190	3,590,977
	Penske Automotive Group, Inc.	1,100	239,041
	PulteGroup, Inc.	16,309	2,062,599
	Ralph Lauren Corp.	3,023	1,149,768
*	Rivian Automotive, Inc., Class A	93,441	1,422,172
	Ross Stores, Inc.	25,409	6,379,438

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Royal Caribbean Cruises Ltd.	22,864	$7,277,611
*	SharkNinja, Inc.	1,580	255,597
	Somnigroup International, Inc.	6,700	437,711
	Starbucks Corp.	38,550	4,057,387
	Tapestry, Inc.	16,517	2,516,695
*	Tesla, Inc.	33,193	10,329,994
	TJX Cos., Inc.	44,806	7,049,776
	Tractor Supply Co.	3,338	102,710
*	Ulta Beauty, Inc.	3,466	1,777,469
	Williams-Sonoma, Inc.	9,404	2,150,319
	Yum! Brands, Inc.	18,076	2,770,689
TOTAL CONSUMER DISCRETIONARY			258,063,273
CONSUMER STAPLES — (5.2%)
	Altria Group, Inc.	70,246	4,799,909
	Archer-Daniels-Midland Co.	24,448	1,937,993
	Bunge Global SA	14,200	1,508,466
	Casey's General Stores, Inc.	2,824	2,459,704
	Church & Dwight Co., Inc.	15,261	1,507,940
	Coca-Cola Co.	165,359	14,483,795
	Colgate-Palmolive Co.	48,754	4,451,240
	Constellation Brands, Inc., Class A	3,354	436,792
	Costco Wholesale Corp.	16,300	15,515,807
	Dollar General Corp.	15,206	1,931,922
*	Dollar Tree, Inc.	6,425	817,324
	Estee Lauder Cos., Inc., Class A	18,709	1,569,685
	Hershey Co.	11,726	2,052,636
	Kenvue, Inc.	176,688	3,399,477
	Keurig Dr. Pepper, Inc.	69,106	2,150,579
#	Kimberly-Clark Corp.	12,559	1,372,824
	Kraft Heinz Co.	59,312	1,533,215
	Kroger Co.	55,318	3,194,061
	McCormick & Co., Inc. (MKC US)	4,226	215,103
	Mondelez International, Inc., Class A	89,270	5,562,414
*	Monster Beverage Corp.	50,974	4,912,874
	PepsiCo, Inc.	58,828	8,210,036
*	Performance Food Group Co.	4,875	557,651
	Philip Morris International, Inc.	64,444	12,297,204
	Procter & Gamble Co.	89,550	12,939,080
	Sysco Corp.	39,264	3,346,863
	Target Corp.	32,374	4,677,719
#	Tyson Foods, Inc., Class A	21,893	1,268,918
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	U.S. Foods Holding Corp.	13,608	$1,368,829
	Walmart, Inc.	169,632	18,863,079
TOTAL CONSUMER STAPLES			139,343,139
ENERGY — (4.6%)
	Baker Hughes Co.	72,095	4,361,027
	Cheniere Energy, Inc.	14,977	3,947,488
	Chevron Corp.	75,114	14,784,689
	ConocoPhillips	52,479	6,322,670
	Devon Energy Corp.	96,733	4,365,560
	Diamondback Energy, Inc.	17,556	3,562,990
	EOG Resources, Inc.	38,514	5,726,647
	EQT Corp.	32,568	1,735,549
	Expand Energy Corp.	17,415	1,637,532
	ExxonMobil Holdings Corp.	194,341	30,208,365
	Halliburton Co.	68,568	2,211,318
	Kinder Morgan, Inc.	117,037	3,766,251
	Marathon Petroleum Corp.	21,814	6,903,477
	Occidental Petroleum Corp.	71,903	4,103,504
	ONEOK, Inc.	34,728	3,153,650
	Phillips 66	21,139	4,474,703
	SLB Ltd.	110,460	5,477,711
	Targa Resources Corp.	17,092	4,621,164
	TechnipFMC PLC	32,428	2,323,790
	Texas Pacific Land Corp.	3,864	1,555,569
	Valero Energy Corp.	15,914	4,979,491
	Viper Energy, Inc., Class A	1,045	46,617
#	Williams Cos., Inc.	53,792	3,848,280
TOTAL ENERGY			124,118,042
FINANCIALS — (12.3%)
*	Affirm Holdings, Inc.	12,006	858,549
	Aflac, Inc.	21,574	2,750,253
	Allstate Corp.	18,896	4,990,056
	American Express Co.	25,472	8,564,960
	American International Group, Inc.	28,152	2,212,184
	Ameriprise Financial, Inc.	7,098	3,874,372
	Aon PLC, Class A	14,564	5,251,050
	Apollo Global Management, Inc.	29,132	3,658,688
*	Arch Capital Group Ltd.	25,731	2,586,737
#	ARES Management Corp., Class A	5,309	680,030
	Arthur J Gallagher & Co.	9,145	2,280,946

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Bank of America Corp.	173,590	$10,753,900
	Bank of New York Mellon Corp.	26,196	4,095,221
*	Berkshire Hathaway, Inc., Class B	44,591	22,810,080
	Blackrock, Inc.	3,347	3,649,535
	Blackstone, Inc.	15,460	1,975,015
*	Block, Inc.	24,359	1,978,925
	Brown & Brown, Inc.	17,292	1,217,357
	Capital One Financial Corp.	15,921	3,327,648
	Carlyle Group, Inc.	27,159	1,249,857
	Cboe Global Markets, Inc.	6,406	1,987,333
	Charles Schwab Corp.	56,168	5,911,120
	Chubb Ltd.	9,363	3,283,417
	Cincinnati Financial Corp.	9,657	1,715,856
	Citigroup, Inc.	44,809	5,934,952
	Citizens Financial Group, Inc.	32,715	2,344,030
	CME Group, Inc.	8,216	2,200,163
*	Coinbase Global, Inc., Class A	8,118	1,187,339
	Corebridge Financial, Inc.	10,382	323,815
*	Corpay, Inc.	5,780	2,208,596
	East West Bancorp, Inc.	9,232	1,209,392
	Erie Indemnity Co., Class A	263	63,656
	Fidelity National Financial, Inc.	1,764	91,005
	Fidelity National Information Services, Inc.	29,450	1,318,476
	Fifth Third Bancorp	39,054	2,206,551
	First Citizens BancShares, Inc., Class A	708	1,548,148
*	Fiserv, Inc.	17,857	963,207
	Franklin Resources, Inc.	37,000	1,252,820
	Global Payments, Inc.	19,470	1,637,038
	Goldman Sachs Group, Inc.	10,556	10,750,019
	Hartford Insurance Group, Inc.	23,179	3,289,332
	Huntington Bancshares, Inc.	82,511	1,405,987
	Interactive Brokers Group, Inc., Class A	9,200	809,508
	Intercontinental Exchange, Inc.	20,895	3,186,070
	JPMorgan Chase & Co.	104,343	36,706,824
	KeyCorp	81,559	1,842,418
		Shares	Value†
FINANCIALS — (Continued)
	KKR & Co., Inc.	13,319	$1,350,946
	Loews Corp.	14,464	1,677,969
	LPL Financial Holdings, Inc.	5,730	2,026,701
	M&T Bank Corp.	8,401	2,069,082
*	Markel Group, Inc.	912	1,716,694
	Marsh & McLennan Cos., Inc.	17,043	3,232,887
	Mastercard, Inc., Class A	34,611	19,835,564
	MetLife, Inc.	46,333	4,453,991
	Moody's Corp.	10,434	4,991,417
	Morgan Stanley	45,991	9,677,426
	MSCI, Inc.	5,056	2,893,245
	Nasdaq, Inc.	31,398	2,957,378
	Northern Trust Corp.	15,393	2,804,451
	PayPal Holdings, Inc.	49,213	2,815,476
	PNC Financial Services Group, Inc.	9,821	2,453,973
	Principal Financial Group, Inc.	18,106	2,058,652
	Progressive Corp.	20,911	4,421,004
	Prudential Financial, Inc.	19,921	2,431,956
	Raymond James Financial, Inc.	13,955	2,455,801
	Regions Financial Corp.	67,447	2,087,485
	Reinsurance Group of America, Inc.	3,658	866,397
	RenaissanceRe Holdings Ltd.	2,953	944,901
*	Robinhood Markets, Inc., Class A	49,376	4,273,987
#*	Rocket Cos., Inc., Class A	19,117	246,609
	S&P Global, Inc.	6,645	2,737,275
#*	SoFi Technologies, Inc.	63,023	1,027,905
	State Street Corp.	14,573	2,683,764
	Synchrony Financial	26,956	2,042,995
#	T. Rowe Price Group, Inc.	16,376	1,830,018
*	Toast, Inc., Class A	25,713	829,758
	Tradeweb Markets, Inc., Class A	6,235	626,617
	Travelers Cos., Inc.	16,697	6,250,689
	Truist Financial Corp.	67,540	3,501,274
	U.S. Bancorp	64,456	4,061,373
	Visa, Inc., Class A	66,843	24,473,228
	W.R. Berkley Corp.	26,851	1,947,771
	Wells Fargo & Co.	110,486	9,551,515
	Willis Towers Watson PLC	6,446	2,165,340
TOTAL FINANCIALS			332,615,949

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (9.0%)
	Abbott Laboratories	55,742	$5,891,929
	AbbVie, Inc.	66,391	16,660,158
††	Abiomed, Inc.	2,233	34,857
	Agilent Technologies, Inc.	11,985	1,658,364
*	Alnylam Pharmaceuticals, Inc.	4,676	961,012
	Amgen, Inc.	25,742	9,914,789
	Becton Dickinson & Co.	12,218	2,023,545
*	Biogen, Inc.	7,092	1,439,321
*	Boston Scientific Corp.	29,668	1,386,386
	Bristol-Myers Squibb Co.	53,659	3,504,469
	Cardinal Health, Inc.	15,619	3,592,839
	Cencora, Inc.	14,838	4,619,663
*	Centene Corp.	23,101	1,437,344
	Cigna Group	14,812	4,133,289
	CVS Health Corp.	31,083	3,245,998
	Danaher Corp.	14,331	2,794,258
*	Dexcom, Inc.	21,673	1,808,612
*	Edwards Lifesciences Corp.	24,393	2,099,505
	Elevance Health, Inc.	13,028	4,896,443
	Eli Lilly & Co.	32,114	36,893,848
*	GE HealthCare Technologies, Inc.	25,555	1,738,251
	Gilead Sciences, Inc.	69,213	9,012,225
*	Guardant Health, Inc.	290	46,977
	HCA Healthcare, Inc.	6,001	2,415,943
»	Hologic, Inc.	26	0
	Humana, Inc.	6,110	2,223,185
*	IDEXX Laboratories, Inc.	4,789	2,677,386
*	Illumina, Inc.	7,378	1,513,228
*	Incyte Corp.	14,781	1,766,625
*	Insmed, Inc.	5,930	584,698
*	Intuitive Surgical, Inc.	3,661	1,293,541
*	IQVIA Holdings, Inc.	12,530	2,944,801
	Johnson & Johnson	119,021	30,511,033
	Labcorp Holdings, Inc.	6,132	1,896,014
	McKesson Corp.	4,637	3,970,153
	Medtronic PLC	30,858	2,634,965
	Merck & Co., Inc.	113,259	14,746,322
*	Mettler-Toledo International, Inc.	1,348	1,909,172
#*	Moderna, Inc.	20,653	1,132,197
*	Natera, Inc.	4,075	1,091,122
*	Neurocrine Biosciences, Inc.	1,239	206,665
	Pfizer, Inc.	203,381	5,086,559
	Quest Diagnostics, Inc.	9,146	2,131,109
	Regeneron Pharmaceuticals, Inc.	4,556	3,474,542
	ResMed, Inc.	8,688	1,832,994
		Shares	Value†
HEALTH CARE — (Continued)
*	Revolution Medicines, Inc.	1,900	$356,307
*	Roivant Sciences Ltd.	44,490	1,508,656
*	Solventum Corp.	1,931	164,985
	STERIS PLC	6,777	1,547,867
	Stryker Corp.	8,946	2,913,712
#*	Tenet Healthcare Corp.	7,000	1,783,460
	Thermo Fisher Scientific, Inc.	8,063	4,630,581
*	United Therapeutics Corp.	3,500	1,811,985
	UnitedHealth Group, Inc.	27,613	11,442,827
*	Veeva Systems, Inc., Class A	5,378	1,095,929
*	Vertex Pharmaceuticals, Inc.	6,096	2,908,402
	Viatris, Inc.	82,555	1,449,666
*	Waters Corp.	5,770	2,177,079
	West Pharmaceutical Services, Inc.	4,119	1,404,414
	Zimmer Biomet Holdings, Inc.	281	26,394
	Zoetis, Inc.	23,440	1,811,678
TOTAL HEALTH CARE			242,870,278
INDUSTRIALS — (10.2%)
	3M Co.	31,264	5,511,218
	AMETEK, Inc.	14,174	3,425,998
*	API Group Corp.	25,090	995,571
*	ATI, Inc.	6,266	1,174,499
	Automatic Data Processing, Inc.	14,465	3,854,344
*	Axon Enterprise, Inc.	2,389	1,260,819
*	Bloom Energy Corp., Class A	1,700	349,877
*	Boeing Co.	28,766	6,217,483
	Broadridge Financial Solutions, Inc.	1,137	175,041
	BWX Technologies, Inc.	2,400	404,880
	Carlisle Cos., Inc.	334	120,213
	Carpenter Technology Corp.	1,665	865,234
	Carrier Global Corp.	49,847	3,081,043
	Caterpillar, Inc.	18,556	15,119,614
	CH Robinson Worldwide, Inc.	9,615	1,420,424
	Cintas Corp.	12,768	2,612,716
	Comfort Systems USA, Inc.	2,243	3,879,695
*	Copart, Inc.	16,170	470,870
	CSX Corp.	138,364	6,973,546
	Cummins, Inc.	8,499	5,390,066
	Curtiss-Wright Corp.	2,268	1,642,032

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Deere & Co.	8,308	$4,923,902
	Delta Air Lines, Inc.	51,782	4,527,818
	Dover Corp.	7,156	1,464,261
	DuPont de Nemours, Inc.	8,920	1,222,040
	Eaton Corp. PLC	12,725	5,283,420
	EMCOR Group, Inc.	3,776	3,011,096
	Emerson Electric Co.	27,415	4,107,315
	Equifax, Inc.	6,495	1,121,167
	Expeditors International of Washington, Inc.	10,908	1,831,344
	Fastenal Co.	65,344	3,117,562
	FedEx Corp.	15,010	4,614,074
*	Fedex Freight Holding Co., Inc.	8,747	1,229,216
	Ferguson Enterprises, Inc.	15,731	3,686,245
#	Fortive Corp.	20,080	1,188,937
#	FTAI Aviation Ltd.	7,193	1,481,758
	GE Vernova, Inc.	5,425	5,372,323
	General Dynamics Corp.	7,513	2,880,634
	General Electric Co.	35,076	12,629,815
#	HEICO Corp. (HEI US)	2,731	973,219
	HEICO Corp. (HEIA US), Class A	4,226	1,087,265
*	Honeywell Aerospace, Inc.	15,144	3,130,871
	Honeywell International, Inc.	15,044	3,656,444
	Howmet Aerospace, Inc.	12,471	3,520,064
	Hubbell, Inc.	4,049	1,913,355
	Illinois Tool Works, Inc.	19,334	5,547,891
	Ingersoll Rand, Inc.	19,044	1,587,889
	ITT, Inc.	216	42,332
	Jacobs Solutions, Inc.	1,919	258,931
	JB Hunt Transport Services, Inc.	6,151	1,671,534
	Johnson Controls International PLC	27,421	4,021,564
	L3Harris Technologies, Inc.	9,638	2,670,304
	Lennox International, Inc.	2,165	900,380
	Lockheed Martin Corp.	10,691	6,230,073
	Masco Corp.	1,341	95,855
*	MasTec, Inc.	3,634	956,105
*	Mobility Global, Inc.	6,645	135,425
*	Nextpower, Inc., Class A	311	27,950
	Norfolk Southern Corp.	13,943	4,677,598
	Northrop Grumman Corp.	6,057	3,285,801
		Shares	Value†
INDUSTRIALS — (Continued)
	nVent Electric PLC	10,464	$1,609,677
	Old Dominion Freight Line, Inc.	14,209	3,014,297
	Otis Worldwide Corp.	22,394	1,611,248
	PACCAR, Inc.	27,402	3,635,697
	Parker-Hannifin Corp.	4,082	3,986,196
	Paychex, Inc.	15,964	1,865,234
	Quanta Services, Inc.	9,168	6,118,357
*	RBC Bearings, Inc.	1,506	830,273
	Republic Services, Inc.	19,469	4,099,198
*	Rocket Lab Corp.	13,893	902,350
	Rockwell Automation, Inc.	6,327	3,037,466
	Rollins, Inc.	32,952	1,251,187
	RTX Corp.	41,868	9,010,831
	Snap-on, Inc.	4,289	1,760,249
	Southwest Airlines Co.	44,803	2,014,791
	SS&C Technologies Holdings, Inc.	5,408	416,686
*	Sterling Infrastructure, Inc.	676	403,417
*	Symbotic, Inc.	160	6,888
	Textron, Inc.	1,500	127,890
	Trane Technologies PLC	8,893	4,045,870
	TransDigm Group, Inc.	3,072	3,853,455
*	Uber Technologies, Inc.	39,243	2,761,138
	Union Pacific Corp.	29,427	8,596,510
*	United Airlines Holdings, Inc.	26,447	3,208,815
	United Parcel Service, Inc., Class B	33,418	3,482,824
	United Rentals, Inc.	5,042	5,441,629
	Veralto Corp.	11,127	1,047,830
	Verisk Analytics, Inc.	8,058	1,570,101
	Vertiv Holdings Co., Class A	19,989	4,828,743
	Waste Management, Inc.	18,566	4,206,127
	Westinghouse Air Brake Technologies Corp.	7,851	2,283,542
	Woodward, Inc.	4,800	1,731,600
	WW Grainger, Inc.	3,106	4,293,175
*	XPO, Inc.	5,865	1,178,689
	Xylem, Inc.	13,182	1,541,899
TOTAL INDUSTRIALS			274,802,839
INFORMATION TECHNOLOGY — (33.7%)
	Accenture PLC, Class A	24,301	4,032,022
*	Adobe, Inc.	15,939	3,991,285
*	Advanced Micro Devices, Inc.	24,275	11,558,541

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Akamai Technologies, Inc.	5,420	$624,276
	Amkor Technology, Inc.	19,000	947,530
	Amphenol Corp., Class A	42,973	6,905,761
	Analog Devices, Inc.	13,420	4,930,642
	Apple, Inc.	596,895	184,386,304
	Applied Materials, Inc.	24,107	12,238,401
*	AppLovin Corp., Class A	9,592	3,797,473
*	Arista Networks, Inc.	22,476	4,053,547
*	Astera Labs, Inc.	6,298	1,960,127
*	Atlassian Corp., Class A	1,312	132,532
*	Autodesk, Inc.	11,832	2,771,054
	Broadcom, Inc.	138,467	53,902,434
*	Cadence Design Systems, Inc.	6,082	2,068,002
	CDW Corp.	715	105,684
*	Ciena Corp.	8,300	3,129,515
	Cisco Systems, Inc.	127,807	14,824,334
*	Cloudflare, Inc., Class A	7,281	2,031,253
	Cognizant Technology Solutions Corp., Class A	25,366	1,404,008
*	Coherent Corp.	7,052	1,853,900
	Corning, Inc.	26,347	3,642,473
*	Credo Technology Group Holding Ltd.	5,319	1,100,980
*	Crowdstrike Holdings, Inc., Class A	12,300	2,347,578
*	Datadog, Inc., Class A	9,332	2,500,696
	Dell Technologies, Inc., Class C	11,917	4,830,794
	Entegris, Inc.	8,517	1,013,949
*	Everpure, Inc., Class A	14,308	1,104,148
*	F5, Inc.	3,031	1,220,190
*	Fair Isaac Corp.	1,256	1,410,450
*	First Solar, Inc.	7,698	1,624,509
*	Flex Ltd.	28,168	3,204,110
*	Fortinet, Inc.	43,890	7,107,985
	Gen Digital, Inc.	24,227	665,031
	GLOBALFOUNDRIES, Inc.	4,734	236,653
	Hewlett Packard Enterprise Co.	68,816	3,296,286
	HP, Inc.	25,877	705,666
*	Intel Corp.	89,803	8,100,231
	International Business Machines Corp.	42,916	9,598,163
	Intuit, Inc.	7,652	2,418,568
	Jabil, Inc.	8,696	2,739,675
*	Keysight Technologies, Inc.	7,695	2,455,321
	KLA Corp.	54,830	10,024,021
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Lam Research Corp.	40,242	$11,791,711
*	Lattice Semiconductor Corp.	3,105	385,858
*	Lumentum Holdings, Inc.	989	706,087
*	MACOM Technology Solutions Holdings, Inc.	2,059	517,715
	Marvell Technology, Inc.	33,315	6,248,561
	Microchip Technology, Inc.	24,250	1,801,532
	Micron Technology, Inc.	40,324	33,187,862
	Microsoft Corp.	343,171	159,478,427
	MKS, Inc.	2,200	654,390
*	MongoDB, Inc.	4,193	1,415,054
	Monolithic Power Systems, Inc.	1,658	2,364,358
	Motorola Solutions, Inc.	10,312	4,493,454
	NetApp, Inc.	17,121	3,056,098
	NVIDIA Corp.	935,386	187,778,739
	NXP Semiconductors NV	18,922	4,336,166
*	Okta, Inc.	8,331	1,182,419
*	ON Semiconductor Corp.	24,533	2,002,138
*	Onto Innovation, Inc.	2,600	672,308
	Oracle Corp.	65,223	8,470,511
*	Palantir Technologies, Inc., Class A	21,776	2,679,755
*	Palo Alto Networks, Inc.	8,728	2,896,212
*	PTC, Inc.	747	102,488
	Qnity Electronics, Inc.	12,430	1,630,567
	QUALCOMM, Inc.	47,454	7,004,685
	Roper Technologies, Inc.	4,187	1,641,178
	Salesforce, Inc.	19,222	3,537,232
*	Samsara, Inc., Class A	13,278	494,871
*	Sandisk Corp.	6,182	7,510,079
	Seagate Technology Holdings PLC	15,937	13,644,144
*	ServiceNow, Inc.	18,754	2,086,007
*	Snowflake, Inc.	9,973	2,924,881
*	Super Micro Computer, Inc.	4,852	137,797
*	Synopsys, Inc.	2,851	1,108,355
	TD SYNNEX Corp.	5,700	1,457,490
	TE Connectivity PLC	18,912	3,890,009
*	Teledyne Technologies, Inc.	3,452	2,263,028
	Teradyne, Inc.	5,224	1,920,813
	Texas Instruments, Inc.	34,132	9,411,558

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	TTM Technologies, Inc.	1,400	$161,616
*	Twilio, Inc., Class A	10,455	2,063,294
*	Tyler Technologies, Inc.	504	156,038
	VeriSign, Inc.	6,713	1,946,904
	Western Digital Corp.	18,546	10,104,603
*	Workday, Inc., Class A	6,347	1,017,678
*	Zoom Communications, Inc.	17,261	1,658,264
*	Zscaler, Inc.	4,713	712,606
TOTAL INFORMATION TECHNOLOGY			907,701,642
MATERIALS — (2.4%)
	Air Products & Chemicals, Inc.	14,204	4,188,618
	Albemarle Corp.	616	72,466
#	Amcor PLC	14,603	655,383
	Ball Corp.	7,176	465,722
	CF Industries Holdings, Inc.	1,622	203,058
	Corteva, Inc.	36,611	2,881,652
	CRH PLC (CRHCF US)	44,141	4,193,836
	Dow, Inc.	34,321	1,039,583
	Ecolab, Inc.	15,899	4,414,039
	Freeport-McMoRan, Inc.	63,054	3,949,072
	International Flavors & Fragrances, Inc.	10,383	822,541
	International Paper Co.	6,079	248,206
	Linde PLC	17,784	8,507,510
	LyondellBasell Industries NV, Class A	21,231	1,318,021
	Martin Marietta Materials, Inc.	2,706	1,421,029
	Newmont Corp.	80,310	7,525,850
	Nucor Corp.	13,748	3,537,223
	Packaging Corp. of America	6,415	1,577,064
	PPG Industries, Inc.	17,260	1,907,575
	Reliance, Inc.	3,723	1,511,910
	Royal Gold, Inc.	1,900	376,865
	RPM International, Inc.	3,137	335,879
	Sherwin-Williams Co.	14,864	5,066,394
	Smurfit Westrock PLC	38,098	1,751,365
	Solstice Advanced Materials, Inc.	3	181
	Southern Copper Corp.	3,798	693,933
	Steel Dynamics, Inc.	11,886	2,986,476
		Shares	Value†
MATERIALS — (Continued)
	Vulcan Materials Co.	8,330	$2,237,188
TOTAL MATERIALS			63,888,639
REAL ESTATE — (0.1%)
*	CBRE Group, Inc., Class A	17,414	2,556,549
UTILITIES — (2.9%)
#	Alliant Energy Corp.	13,515	956,592
	Ameren Corp.	18,188	1,993,587
	American Electric Power Co., Inc.	38,448	4,915,577
	American Water Works Co., Inc.	13,125	1,760,981
	Atmos Energy Corp.	10,686	1,846,327
	CenterPoint Energy, Inc.	47,708	2,005,644
	CMS Energy Corp.	23,763	1,710,698
	Consolidated Edison, Inc.	25,358	2,760,218
	Constellation Energy Corp.	11,643	3,059,198
	Dominion Energy, Inc.	61,491	4,253,333
	DTE Energy Co.	14,452	2,050,305
	Duke Energy Corp.	29,222	3,665,316
	Edison International	21,551	1,581,197
	Entergy Corp.	29,359	3,159,616
	Evergy, Inc.	16,433	1,364,103
	Eversource Energy	26,822	1,920,187
	Exelon Corp.	73,556	3,370,336
	FirstEnergy Corp.	42,188	2,038,102
	NextEra Energy, Inc.	79,414	6,902,665
#	NiSource, Inc.	36,661	1,628,848
	NRG Energy, Inc.	16,618	2,231,631
	PG&E Corp.	126,899	2,205,505
	PPL Corp.	54,021	1,902,079
	Public Service Enterprise Group, Inc.	30,069	2,305,691
	Sempra	43,317	3,835,720
	Southern Co.	41,233	3,898,168
	Vistra Corp.	27,495	4,074,484
	WEC Energy Group, Inc.	21,385	2,339,947
#	Xcel Energy, Inc.	43,578	3,407,800
TOTAL UTILITIES			79,143,855
TOTAL COMMON STOCKS Cost ($1,141,571,932)			2,647,542,592

SECURITIES LENDING COLLATERAL — (0.8%)
@§	The DFA Short Term Investment Fund	1,707,022	19,745,127

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
MONEY MARKET FUNDS — (0.9%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.620%	25,080,200	$25,080,200
TOTAL INVESTMENTS — (100.0%)
(Cost $1,186,394,609)^^			$2,692,367,919
As of July 31, 2026, U.S. Large Cap Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	60	09/18/26	$22,538,410	$22,557,750	$19,340
Total Futures Contracts			$22,538,410	$22,557,750	$19,340
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$222,438,387	—	—	$222,438,387
Consumer Discretionary	258,063,273	—	—	258,063,273
Consumer Staples	139,343,139	—	—	139,343,139
Energy	124,118,042	—	—	124,118,042
Financials	332,615,949	—	—	332,615,949
Health Care	242,835,421	—	$34,857	242,870,278
Industrials	274,802,839	—	—	274,802,839
Information Technology	907,701,642	—	—	907,701,642
Materials	63,888,639	—	—	63,888,639
Real Estate	2,556,549	—	—	2,556,549
Utilities	79,143,855	—	—	79,143,855
Securities Lending Collateral	—	$19,745,127	—	19,745,127
Money Market Funds	25,080,200	—	—	25,080,200
Total Investments in Securities	$2,672,587,935	$19,745,127	$34,857˂˃	$2,692,367,919
Financial Instruments
Assets
Futures Contracts**	19,340	—	—	19,340
Total Financial Instruments	$19,340	—	—	$19,340
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA COMMODITY STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (79.7%)
AUSTRALIA — (5.0%)
Australia & New Zealand Banking Group Ltd., SOFR + 0.680%, FRN
(r)	4.342%, 07/16/27		13,400	$13,444,595
Commonwealth Bank of Australia
(r)Ω	SOFR + 0.460%, FRN, 4.103%, 11/27/26		1,000	1,000,700
(r)Ω	SOFR + 0.640%, FRN, 4.291%, 03/14/28		6,500	6,525,874
Macquarie Bank Ltd.
Ω	4.331%, 06/12/28		5,000	4,977,563
National Australia Bank Ltd.
(r)Ω	SOFR + 0.620%, FRN, 4.270%, 06/11/27		16,450	16,493,468
	5.400%, 11/16/28	AUD	3,300	2,338,462
	4.434%, 06/04/29		5,700	5,673,931
Westpac Banking Corp.
	5.457%, 11/18/27		8,000	8,106,034
	4.150%, 05/11/28		2,500	2,487,836
Woodside Finance Ltd.
Ω	4.500%, 03/04/29		2,000	1,978,610
TOTAL AUSTRALIA				63,027,073
CANADA — (14.4%)
Bank of Montreal
#	5.203%, 02/01/28		6,500	6,553,417
	3.190%, 03/01/28	CAD	4,300	3,066,731
Bank of Nova Scotia
	3.100%, 02/02/28	CAD	10,000	7,117,737
Canada Housing Trust No. 1
Ω	2.650%, 12/15/28	CAD	20,000	14,140,885
Ω	4.250%, 12/15/28	CAD	4,300	3,151,391
Canadian Imperial Bank of Commerce
	5.260%, 04/08/29		2,788	2,818,979
CDP Financial, Inc.
	3.700%, 03/08/28	CAD	17,000	12,260,713
Ω	3.700%, 03/08/28	CAD	3,000	2,164,147
City of Montreal
	3.150%, 09/01/28	CAD	2,800	1,999,478
CPPIB Capital, Inc.
	3.000%, 06/15/28	CAD	24,600	17,548,766
	3.600%, 06/02/29	CAD	5,000	3,606,484
Element Fleet Management Corp.
#Ω	4.800%, 05/29/29		1,000	993,867
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Hydro-Quebec
	2.000%, 09/01/28	CAD	10,700	$7,472,254
Magna International, Inc.
	5.050%, 03/14/29		1,000	1,006,159
OMERS Finance Trust
	4.000%, 04/20/28		14,000	13,911,020
Province of Alberta
	2.900%, 12/01/28	CAD	19,700	14,007,187
Province of Manitoba
	3.000%, 06/02/28	CAD	10,000	7,132,931
Province of Ontario
	2.900%, 06/02/28	CAD	18,400	13,107,662
	3.400%, 09/08/28	CAD	4,100	2,945,443
	4.000%, 03/08/29	CAD	11,300	8,233,842
	2.700%, 06/02/29	CAD	2,000	1,408,910
Province of Quebec
	3.625%, 04/13/28		4,000	3,952,138
	2.750%, 09/01/28	CAD	22,800	16,174,281
Rogers Communications, Inc.
	5.000%, 02/15/29		2,000	2,002,286
South Bow USA Infrastructure Holdings LLC
	4.911%, 09/01/27		6,500	6,510,540
Toronto-Dominion Bank
	3.913%, 01/13/28		2,200	2,177,780
(r)	SOFR + 0.580%, FRN, 4.236%, 01/13/28		3,800	3,805,571
(r)	SOFR + 0.820%, FRN, 4.487%, 01/31/28		1,000	1,005,041
	4.574%, 06/02/28		1,750	1,747,263
	4.361%, 04/23/29		1,600	1,582,755
TOTAL CANADA				183,605,658
FRANCE — (1.4%)
Banque Federative du Credit Mutuel SA
Ω	4.786%, 07/09/29		7,000	6,952,831
BNP Paribas SA
Ω	3.500%, 11/16/27		10,318	10,181,368
Credit Agricole SA
Ω	5.301%, 07/12/28		1,100	1,115,782
TOTAL FRANCE				18,249,981
GERMANY — (2.9%)
Bayer U.S. Finance II LLC
Ω	4.375%, 12/15/28		3,600	3,553,263
	4.375%, 12/15/28		545	537,924

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
		Face Amount^	Value†
		(000)
GERMANY — (Continued)
Bayer U.S. Finance LLC
Ω	6.250%, 01/21/29	2,800	$2,879,631
BMW U.S. Capital LLC
Ω	4.300%, 03/17/28	2,409	2,394,514
#Ω	4.750%, 03/21/28	1,120	1,120,996
#Ω	4.900%, 04/02/29	5,000	5,000,348
Deutsche Bank AG
	5.414%, 05/10/29	1,600	1,626,618
EMD Finance LLC
Ω	4.125%, 08/15/28	1,000	988,857
Mercedes-Benz Finance North America LLC
Ω	4.800%, 03/30/28	2,000	2,002,473
(r)Ω	SOFR + 0.930%, FRN, 4.585%, 03/31/28	4,000	4,016,760
Ω	4.875%, 08/03/29	4,500	4,492,013
Volkswagen Group of America Finance LLC
Ω	5.700%, 09/12/26	200	200,217
Ω	4.450%, 09/11/27	850	847,006
Ω	1.625%, 11/24/27	750	720,082
Ω	5.050%, 03/27/28	3,300	3,308,917
Ω	4.750%, 11/13/28	1,100	1,094,712
Ω	5.250%, 03/22/29	2,300	2,310,608
TOTAL GERMANY			37,094,939
JAPAN — (1.7%)
Nomura Holdings, Inc.
	4.996%, 06/29/29	2,000	1,999,485
	5.605%, 07/06/29	2,000	2,032,906
NTT Finance Corp.
Ω	4.620%, 07/16/28	2,000	1,991,515
(r)Ω	SOFR + 1.080%, FRN, 4.736%, 07/16/28	750	755,400
Sumitomo Mitsui Financial Group, Inc.
	5.520%, 01/13/28	1,500	1,519,555
	5.716%, 09/14/28	535	545,266
(r)	SOFR + 0.760%, FRN, 4.416%, 01/15/29	9,300	9,302,510
Sumitomo Mitsui Trust Bank Ltd.
#Ω	4.450%, 09/10/27	2,000	1,997,466
(r)	SOFR + 0.750%, FRN, 4.398%, 09/11/28	1,000	1,004,080
TOTAL JAPAN			21,148,183
NETHERLANDS — (0.5%)
ABN AMRO Bank NV
Ω	4.197%, 07/07/28	1,480	1,469,847
			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
Cooperatieve Rabobank UA, SOFR + 0.590%, FRN
(r)	4.252%, 10/17/28		2,600	$2,601,442
ING Bank NV
Ω	4.555%, 07/07/29		1,150	1,145,175
Nederlandse Waterschapsbank NV
	3.450%, 07/17/28	AUD	1,880	1,286,774
TOTAL NETHERLANDS				6,503,238
NEW ZEALAND — (4.3%)
New Zealand Government Bonds
	0.250%, 05/15/28	NZD	48,000	26,646,356
New Zealand Local Government Funding Agency Bonds
	4.125%, 03/20/28		2,500	2,492,025
	2.250%, 05/15/28	NZD	45,000	25,790,858
TOTAL NEW ZEALAND				54,929,239
NORWAY — (0.1%)
Var Energi ASA
Ω	7.500%, 01/15/28		1,321	1,365,861
SINGAPORE — (1.7%)
DBS Group Holdings Ltd., SOFR + 0.600%, FRN
(r)Ω	4.252%, 03/21/28		20,000	20,063,702
Temasek Financial I Ltd., SOFR + 0.380%, FRN
(r)Ω	4.011%, 08/20/27		1,640	1,640,984
TOTAL SINGAPORE				21,704,686
SPAIN — (0.6%)
Banco Bilbao Vizcaya Argentaria SA, SOFR + 0.880%, FRN
(r)	4.527%, 03/03/29		3,000	3,007,676
Banco Santander SA
	4.600%, 04/15/29		4,800	4,760,822
TOTAL SPAIN				7,768,498
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.9%)
African Development Bank
	3.350%, 08/08/28	AUD	6,295	4,300,668
Asian Development Bank
	1.125%, 02/10/28	NZD	1,500	849,031
	4.875%, 06/29/28	NZD	4,000	2,398,152
	2.600%, 10/20/28	CAD	15,025	10,613,586

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Bank for Reconstruction & Development, SOFR + 0.330%, FRN
(r)	3.961%, 02/20/28		1,300	$1,303,250
European Investment Bank
	3.875%, 03/15/28		718	712,942
Inter-American Development Bank
	1.000%, 08/04/28	AUD	2,760	1,804,983
International Bank for Reconstruction & Development
	1.625%, 05/10/28	NZD	2,900	1,643,694
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				23,626,306
SWEDEN — (0.6%)
Svenska Handelsbanken AB
Ω	4.375%, 05/23/28		1,700	1,696,718
Ω	4.375%, 06/11/29		6,000	5,956,571
TOTAL SWEDEN				7,653,289
UNITED KINGDOM — (2.4%)
BAE Systems PLC
Ω	5.125%, 03/26/29		10,400	10,499,587
BAT Capital Corp.
	3.557%, 08/15/27		3,000	2,970,620
	2.259%, 03/25/28		2,400	2,309,269
Lloyds Banking Group PLC
	4.375%, 03/22/28		4,500	4,479,501
NatWest Markets PLC
(r)Ω	SOFR + 0.950%, FRN, 4.601%, 03/21/28		7,000	7,044,661
(r)Ω	SOFR + 0.800%, FRN, 4.427%, 11/06/28		3,000	3,005,284
TOTAL UNITED KINGDOM				30,308,922
UNITED STATES — (42.2%)
AbbVie, Inc.
	3.775%, 03/03/28		13,000	12,859,819
Accenture Capital, Inc.
#	4.750%, 07/10/29		10,500	10,496,920
Airbnb, Inc.
	4.400%, 03/16/29		1,240	1,229,696
Ally Financial, Inc.
	2.200%, 11/02/28		1,000	943,948
Amazon.com, Inc.
	3.850%, 03/13/28		3,900	3,863,350
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	1.650%, 05/12/28	10,000	$9,519,486
(r)	SOFR + 0.590%, FRN, 4.241%, 03/13/29	8,075	8,095,609
American Honda Finance Corp.
(r)	SOFR + 0.720%, FRN, 4.375%, 10/05/26	170	170,102
(r)	SOFR + 0.780%, FRN, 4.435%, 01/08/29	1,500	1,499,265
American Water Capital Corp.
	4.625%, 06/01/29	2,500	2,491,943
Amphenol Corp., SOFR + 0.530%, FRN
(r)	4.161%, 11/15/27	1,098	1,099,626
Aon Corp.
	3.750%, 05/02/29	4,600	4,471,808
Atlas Warehouse Lending Co. LP
Ω	6.050%, 01/15/28	1,000	1,010,790
Atlassian Corp.
	5.250%, 05/15/29	9,000	9,011,274
AutoNation, Inc.
	1.950%, 08/01/28	2,000	1,888,546
Aviation Capital Group LLC
Ω	4.750%, 04/14/27	182	182,289
Ω	4.250%, 04/30/29	4,932	4,834,448
Baker Hughes Holdings LLC
	6.875%, 01/15/29	2,000	2,093,459
Baxter International, Inc.
	2.272%, 12/01/28	2,000	1,879,223
Best Buy Co., Inc.
	4.450%, 10/01/28	3,490	3,470,612
Boston Properties LP
	3.400%, 06/21/29	3,400	3,260,561
Broadcom, Inc.
	4.000%, 04/15/29	3,000	2,939,436
Brunswick Corp.
	5.850%, 03/18/29	2,000	2,038,434
Bunge Ltd. Finance Corp.
	4.100%, 01/07/28	4,214	4,186,115
Campbell's Co.
	5.200%, 03/21/29	900	904,146
Caterpillar Financial Services Corp.
(r)	SOFR + 0.690%, FRN, 4.352%, 10/16/26	6,500	6,506,680
(r)	SOFR + 0.490%, FRN, 4.130%, 02/23/29	2,500	2,498,125

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	CDW LLC/CDW Finance Corp.
	3.276%, 12/01/28	2,500	$2,399,813
	CenterPoint Energy Resources Corp.
	4.000%, 04/01/28	3,595	3,556,617
	Charles Schwab Corp.
	2.000%, 03/20/28	4,400	4,223,830
	Chevron USA, Inc., SOFR + 0.470%, FRN
(r)	4.112%, 02/26/28	14,178	14,209,918
	Cigna Group
	4.375%, 10/15/28	1,700	1,688,586
	CNO Financial Group, Inc.
	5.250%, 05/30/29	9,200	9,207,752
	Columbia Pipelines Holding Co. LLC
Ω	6.042%, 08/15/28	1,100	1,124,835
	Conagra Brands, Inc.
	4.850%, 11/01/28	8,900	8,876,876
	Consolidated Edison Co. of New York, Inc., SOFR + 0.520%, FRN
(r)	4.152%, 11/18/27	5,043	5,049,196
	COPT Defense Properties LP
	2.000%, 01/15/29	9,400	8,775,773
	Crown Castle, Inc.
	3.650%, 09/01/27	1,986	1,965,923
	CVS Health Corp.
	4.300%, 03/25/28	5,000	4,969,660
Delta Air Lines, Inc.
	4.375%, 04/19/28	2,900	2,880,533
	4.950%, 07/10/28	2,800	2,803,390
	Eaton Corp.
	3.850%, 03/06/28	10,000	9,889,776
	eBay, Inc.
	4.250%, 03/06/29	3,500	3,454,506
Edison International
	5.750%, 06/15/27	2,000	2,009,518
	5.250%, 11/15/28	3,000	3,001,107
Elevance Health, Inc.
	3.650%, 12/01/27	6,400	6,329,457
	4.101%, 03/01/28	3,400	3,371,900
Energy Transfer LP
	4.000%, 10/01/27	3,128	3,106,481
	5.250%, 07/01/29	1,500	1,517,406
	EPR Properties
	4.950%, 04/15/28	5,000	4,985,286
	Equitable Holdings, Inc.
	4.350%, 04/20/28	5,000	4,963,722
ERAC USA Finance LLC
Ω	4.600%, 05/01/28	5,400	5,397,926
Ω	5.000%, 02/15/29	5,000	5,030,725
	ERP Operating LP
	3.500%, 03/01/28	7,500	7,375,260
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Eversource Energy
	5.950%, 02/01/29	1,500	$1,538,468
Experian Finance PLC
Ω	4.250%, 02/01/29	4,367	4,313,715
Extra Space Storage LP
	3.875%, 12/15/27	3,313	3,278,552
Fidelity National Financial, Inc.
	4.500%, 08/15/28	205	203,596
Fidelity National Information Services, Inc.
	4.550%, 03/10/29	500	495,501
(r)	SOFR + 1.210%, FRN, 4.860%, 03/10/29	8,250	8,276,426
Fiserv, Inc.
	2.250%, 06/01/27	6,400	6,283,912
	5.450%, 03/02/28	750	755,943
	3.500%, 07/01/29	2,000	1,918,352
GATX Corp.
	5.400%, 03/15/27	3,940	3,958,511
General Motors Co.
	5.350%, 04/15/28	4,700	4,740,605
General Motors Financial Co., Inc.
	4.750%, 04/06/29	2,600	2,588,967
Georgia-Pacific LLC
Ω	4.400%, 05/15/29	1,700	1,683,924
Global Payments, Inc.
	4.950%, 08/15/27	4,500	4,512,446
	4.550%, 03/15/28	2,500	2,483,148
GLP Capital LP/GLP Financing II, Inc.
	5.300%, 01/15/29	3,000	3,002,961
GXO Logistics, Inc.
	6.250%, 05/06/29	3,200	3,292,849
Harley-Davidson Financial Services, Inc.
Ω	3.050%, 02/14/27	3,000	2,964,381
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	5.200%, 06/15/29	1,700	1,709,245
Healthcare Realty Holdings LP
	3.750%, 07/01/27	6,000	5,960,303
Hewlett Packard Enterprise Co.
	4.400%, 09/25/27	1,534	1,529,217
(r)	SOFR + 0.960%, FRN, 4.611%, 09/15/28	7,500	7,546,700
Highwoods Realty LP
	4.200%, 04/15/29	2,200	2,146,689
Horace Mann Educators Corp.
	7.250%, 09/15/28	4,933	5,142,239

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Host Hotels & Resorts LP
	4.250%, 12/15/28	2,150	$2,117,428
	HP, Inc.
	4.000%, 04/15/29	2,000	1,955,394
	HSBC USA, Inc., SOFR + 0.970%, FRN
(r)	4.618%, 06/03/28	2,400	2,415,680
Humana, Inc.
	3.950%, 03/15/27	554	551,650
	5.750%, 03/01/28	250	253,507
	Hyatt Hotels Corp.
	5.250%, 06/30/29	1,500	1,512,128
	Intercontinental Exchange, Inc.
	4.350%, 06/15/29	3,000	2,969,100
	Interstate Power & Light Co.
	4.100%, 09/26/28	150	148,192
	Jabil, Inc.
	4.200%, 02/01/29	5,100	5,007,169
	Jacobs Engineering Group, Inc.
	6.350%, 08/18/28	2,000	2,057,463
	Jersey Central Power & Light Co.
	4.150%, 01/15/29	5,000	4,934,430
	John Deere Capital Corp., SOFR + 0.550%, FRN
(r)	4.198%, 03/09/29	2,200	2,203,068
Las Vegas Sands Corp.
	5.900%, 06/01/27	4,749	4,788,185
	5.625%, 06/15/28	3,820	3,854,637
Lazard Group LLC
#	4.500%, 09/19/28	3,500	3,475,047
	4.375%, 03/11/29	2,000	1,970,998
Lear Corp.
	3.800%, 09/15/27	1,600	1,584,425
	4.250%, 05/15/29	1,000	981,107
	Leggett & Platt, Inc.
	3.500%, 11/15/27	7,062	6,920,988
	Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29	3,000	2,972,043
	Liberty Utilities Co.
Ω	5.577%, 01/31/29	2,200	2,230,495
	LKQ Corp.
#	5.750%, 06/15/28	6,700	6,779,242
	Mars, Inc.
Ω	4.550%, 04/20/28	4,000	4,001,497
Mastercard, Inc.
(r)	SOFR + 0.440%, FRN, 4.091%, 03/15/28	5,100	5,106,430
	4.325%, 06/08/28	5,000	4,993,000
	Mohawk Industries, Inc.
	5.850%, 09/18/28	1,500	1,530,786
	MPLX LP
	4.000%, 03/15/28	900	890,141
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
National Rural Utilities Cooperative Finance Corp.
(r)	SOFR + 0.430%, FRN, 4.057%, 08/09/27		4,000	$4,002,446
	4.120%, 09/16/27		1,700	1,693,472
National Securities Clearing Corp.
Ω	4.350%, 06/09/28		6,323	6,303,185
Nestle Holdings, Inc.
	2.192%, 01/26/29	CAD	19,300	13,379,002
NextEra Energy Capital Holdings, Inc.
	4.685%, 09/01/27		7,140	7,151,370
Novartis Capital Corp.
#(r)	SOFR + 0.520%, FRN, 4.148%, 11/05/28		5,670	5,687,010
(r)	SOFR + 0.650%, FRN, 4.302%, 03/16/29		8,890	8,927,931
NVIDIA Corp.
	4.250%, 06/15/28		18,234	18,149,989
Omega Healthcare Investors, Inc.
	4.500%, 04/01/27		860	859,168
PayPal Holdings, Inc.
(r)	SOFR + 0.670%, FRN, 4.318%, 03/06/28		4,723	4,728,512
	4.450%, 03/06/28		5,700	5,679,436
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	5.700%, 02/01/28		500	506,340
Ω	5.550%, 05/01/28		500	505,434
Ω	5.350%, 03/30/29		1,500	1,513,153
Pfizer, Inc., SOFR + 0.500%, FRN
(r)	4.131%, 11/15/27		2,450	2,456,398
Philip Morris International, Inc.
	4.875%, 02/15/28		4,900	4,920,961
(r)	SOFR + 0.660%, FRN, 4.326%, 10/27/28		1,325	1,327,323
PPG Industries, Inc.
	3.750%, 03/15/28		2,000	1,973,875
Principal Financial Group, Inc.
	3.700%, 05/15/29		2,500	2,428,325
Radian Group, Inc.
	6.200%, 05/15/29		600	617,618
Realty Income Corp.
	3.950%, 02/01/29		5,440	5,343,909
Royalty Pharma PLC
#	1.750%, 09/02/27		3,700	3,589,648

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Southern California Edison Co.
	6.650%, 04/01/29	3,200	$3,313,951
	Store Capital LLC
	4.625%, 03/15/29	4,735	4,673,694
	Stryker Corp.
	3.650%, 03/07/28	2,250	2,217,245
	Sumisho Air Lease Corp.
Ω	4.500%, 03/24/29	475	469,272
Synchrony Financial
	3.950%, 12/01/27	9,400	9,293,537
	5.150%, 03/19/29	190	189,501
	Toll Brothers Finance Corp.
	4.875%, 03/15/27	2,000	2,002,211
	UnitedHealth Group, Inc.
	4.400%, 06/15/28	1,000	997,264
VICI Properties LP
	4.750%, 02/15/28	2,500	2,495,084
	4.750%, 04/01/28	2,000	1,994,744
	VMware LLC
	1.400%, 08/15/26	947	945,890
	Welltower OP LLC
	4.250%, 04/15/28	2,900	2,883,793
Western Midstream Operating LP
	4.750%, 08/15/28	2,000	1,998,138
	6.350%, 01/15/29	5,000	5,151,012
	Workday, Inc.
	3.700%, 04/01/29	2,000	1,942,233
	TOTAL UNITED STATES		536,454,436
	TOTAL BONDS		1,013,440,309
		Face Amount^	Value†
		(000)
U.S. TREASURY OBLIGATIONS — (19.3%)
U.S. Treasury Notes
	3.500%, 10/31/27	35,000	$34,696,484
	3.375%, 11/30/27	78,000	77,149,921
	4.250%, 01/15/28	30,000	30,001,172
	0.750%, 01/31/28	96,300	91,469,953
	3.500%, 01/31/28	10,000	9,891,797
	2.750%, 02/15/28	2,000	1,955,625
TOTAL U.S. TREASURY OBLIGATIONS			245,164,952
COMMERCIAL PAPER — (0.1%)
CANADA — (0.1%)
TELUS Corp.
Ω	4.170%, 08/18/26	1,000	997,911
TOTAL INVESTMENT SECURITIES (Cost $1,262,629,995)			1,259,603,172

		Shares
SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	955,617	11,053,627
TOTAL INVESTMENTS — (100.0%)
(Cost $1,273,682,716)^^			$1,270,656,799
As of July 31, 2026, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	3,777,642	AUD	5,294,886	Australia and New Zealand Bank	08/10/26	$52,258
USD	6,072,332	AUD	8,515,040	Australia and New Zealand Bank	08/11/26	81,424
USD	84,149,326	CAD	117,515,662	Australia and New Zealand Bank	10/20/26	33,345
Total Appreciation						$167,027
USD	2,218,253	NZD	3,890,605	Citibank, N.A.	08/12/26	$(74,088)
USD	25,521,064	NZD	44,054,099	Australia and New Zealand Bank	09/14/26	(461,201)
USD	28,886,385	NZD	49,734,055	Australia and New Zealand Bank	09/15/26	(446,600)
USD	43,223,179	CAD	61,262,330	Royal Bank of Canada	10/01/26	(589,124)
USD	106,102	AUD	151,734	Citibank, N.A.	10/16/26	(534)

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	33,534,939	CAD	47,004,582	Royal Bank of Canada	10/23/26	$(114,922)
Total (Depreciation)						$(1,686,469)
Total Appreciation (Depreciation)						$(1,519,442)
As of July 31, 2026, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
CBOT Corn Futures	223	12/14/26	$5,380,150	$5,173,600	$(206,550)
CBOT Soybean Futures	91	11/13/26	5,379,303	5,403,125	23,822
CBOT Soybean Meal Futures	87	12/14/26	2,782,162	2,794,440	12,278
CBOT Soybean Oil Futures	86	12/14/26	3,598,801	3,452,040	(146,761)
CBOT Wheat Futures	95	12/14/26	3,226,385	3,123,125	(103,260)
CME Lean Hogs Futures	47	10/14/26	1,544,882	1,595,181	50,299
CME Live Cattle Futures	37	10/30/26	3,474,149	3,363,300	(110,849)
COMEX Copper Futures	39	12/29/26	6,299,090	6,396,000	96,910
COMEX Gold 100 Troy Oz. Futures	30	12/29/26	12,644,833	12,321,000	(323,833)
COMEX Silver Futures	9	12/29/26	2,623,924	2,629,260	5,336
Ice Brent Crude Oil Futures	44	11/12/26	4,481,784	4,805,900	324,116
ICE Brent Crude Oil Futures	126	09/30/26	9,136,940	10,657,080	1,520,140
KCBT Hard Red Winter Wheat Futures	61	12/14/26	2,269,777	2,207,438	(62,339)
LME Lead Futures	17	11/16/26	810,564	801,992	(8,572)
LME Lead Futures	21	09/14/26	1,056,898	976,295	(80,603)
LME Nickel Futures	19	11/16/26	1,941,520	1,972,682	31,162
LME Nickel Futures	24	09/14/26	2,710,548	2,472,681	(237,867)
LME Primary Aluminum Futures	47	11/16/26	3,700,322	3,740,295	39,973
LME Primary Aluminum Futures	59	09/14/26	5,301,073	4,702,905	(598,168)
LME Zinc Futures	34	09/14/26	3,004,854	3,115,395	110,541
LME Zinc Futures	26	11/16/26	2,323,887	2,367,222	43,335
Nybot Csc ’c’ Coffee Futures	19	12/18/26	2,261,752	2,241,882	(19,870)
NYBOT CSC Cocoa Futures	26	12/15/26	1,385,856	1,439,360	53,504
Nybot Csc No. 11 World Sugar Futures	159	09/30/26	2,610,395	2,610,653	258
NYBOT CTN No. 2 Cotton Futures	44	12/08/26	1,736,779	1,799,380	62,601
NYMEX Henry Hub Natural Gas Futures	223	10/28/26	6,634,411	6,698,920	64,509
NYMEX Light Sweet Crude Oil Futures	107	10/20/26	8,018,038	8,415,550	397,512
NYMEX NY Harbor ULSD Futures	23	10/30/26	3,530,335	3,671,862	141,527
NYMEX Reformulated Gasoline Blend Futures	27	10/30/26	2,994,717	3,036,511	41,794
Total			$112,864,129	$113,985,074	$1,120,945
Short Position contracts:
LME Lead Futures	(21)	09/14/26	(999,052)	(976,295)	22,757
LME Nickel Futures	(24)	09/14/26	(2,460,102)	(2,472,682)	(12,580)
LME Primary Aluminum Futures	(59)	09/14/26	(4,713,590)	(4,702,905)	10,685
LME Primary Aluminum Futures	(1)	11/16/26	(79,770)	(79,581)	189
LME Zinc Futures	(34)	09/14/26	(3,050,634)	(3,115,395)	(64,761)
Total			$(11,303,148)	$(11,346,858)	$(43,710)
Total Futures Contracts			$101,560,981	$102,638,216	$1,077,235

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
As of July 31, 2026, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:
Reference Entity*	Counterparty	Notional Amount		Payments made by the Fund***	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BNP BPCOENHC Custom Strategy (1)	BNP Paribas	USD	111,612,885	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	08/24/26	—	—	$1,292,394	$1,292,394
BNP ENHADYNC Custom Strategy (2)	BNP Paribas	USD	113,504,643	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	08/24/26	—	—	1,349,648	1,349,648
BofA Merrill Lynch Commodity MLBXPPDM Total Return Index (3)	Bank of America Corp.	USD	105,410,592	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	08/26/26	—	—	(198,583)	(198,583)
BofA Merrill Lynch Total Return Index (4)	Bank of America Corp.	USD	152,219,258	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	08/26/26	—	—	(476,980)	(476,980)
Citi Commodities Pre-Roll RS Total Return Index (5)	Citibank, N.A.	USD	141,717,010	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	09/28/26	—	—	1,685,090	1,685,090
Citi Custom CIVICS H Total Return Index (6)	Citibank, N.A.	USD	50,207,907	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	09/28/26	—	—	581,351	581,351
RBC Custom RBCADM0T Total Return Index (7)	Royal Bank of Canada	USD	141,768,261	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	08/27/26	—	—	149,885	149,885
RBC Custom RBCADMDT Total Return Index (8)	Royal Bank of Canada	USD	130,685,300	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	08/27/26	—	—	205,975	205,975
UBS UBSIB190 Custom Strategy (9)	Citigroup Global Markets, Inc.	USD	271,006,318	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	08/27/26	—	—	(510,511)	(510,511)
Total						—	—	$4,078,269	$4,078,269
*
Portfolio receives the price appreciation of the reference entity at maturity.
***
Payments received (paid) by the Fund are exchanged at maturity.
(1) The following table represents the individual positions within the Total Return Swap as of July 31, 2026:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.37%	$ 3,550,107
CBOT Corn Futures	5.05%	5,320,433

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
ICE Cocoa Futures	1.41%	1,486,228
NYMEX Light Sweet Crude Oil Futures	8.21%	8,656,743
ICE Brent Crude Oil Futures	10.37%	10,927,736
NYBOT CTN No. 2 Cotton Futures	1.77%	1,864,039
COMEX Gold 100 Troy Oz. Futures	12.04%	12,703,340
COMEX Copper Futures	6.26%	6,598,895
NYMEX NY Harbor ULSD Futures	3.57%	3,766,466
NYBOT CSC 'C' Coffee Futures	2.15%	2,263,378
KCBT Hard Red Winter Wheat Futures	2.14%	2,260,087
LME Primary Aluminum Futures	3.60%	3,797,903
CME Live Cattle Futures	3.29%	3,464,084
CME Lean Hogs Futures	1.56%	1,649,126
LME Lead Futures	0.77%	808,699
LME Nickel Futures	1.90%	2,001,189
LME Zinc Futures	2.28%	2,401,089
NYMEX Henry Hub Natural Gas Futures	6.53%	6,878,240
ICE Gasoil Futures	4.64%	4,892,303
CBOT Soybean Futures	5.24%	5,522,876
NYBOT CSC No. 11 World Sugar Futures	2.54%	2,676,476
COMEX Silver Futures	2.61%	2,751,022
CBOT Soybean Meal Futures	2.71%	2,858,896
CBOT Wheat Futures	3.04%	3,201,229
NYMEX Reformulated Gasoline Blend Futures	2.95%	3,110,008
Total Notional Amount	100.00%	$ 105,410,592
(2) The following table represents the individual positions within the Total Return Swap as of July 31, 2026:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.30%	$ 5,020,144
CBOT Corn Futures	3.75%	5,712,089
ICE Cocoa Futures	1.07%	1,630,982
NYMEX Light Sweet Crude Oil Futures	10.49%	15,963,622
ICE Brent Crude Oil Futures	10.10%	15,367,641
NYBOT CTN No. 2 Cotton Futures	1.38%	2,093,909
COMEX Gold 100 Troy Oz. Futures	11.74%	17,864,671
COMEX Copper Futures	4.81%	7,318,104
NYMEX NY Harbor ULSD Futures	4.49%	6,840,688
NYBOT CSC 'C' Coffee Futures	2.20%	3,351,181
KCBT Hard Red Winter Wheat Futures	1.64%	2,493,701
LME Primary Aluminum Futures	3.51%	5,339,450
CME Live Cattle Futures	3.20%	4,871,530
CME Lean Hogs Futures	1.83%	2,782,993
LME Lead Futures	0.59%	900,033
LME Nickel Futures	1.83%	2,792,569
LME Zinc Futures	2.23%	3,395,540
NYMEX Henry Hub Natural Gas Futures	7.18%	10,934,984
ICE Gasoil Futures	6.04%	9,187,199
CBOT Soybean Futures	5.13%	7,814,170
NYBOT CSC No. 11 World Sugar Futures	1.98%	3,014,320
COMEX Silver Futures	2.51%	3,826,915
CBOT Soybean Meal Futures	2.65%	4,035,846
CBOT Wheat Futures	2.31%	3,520,598
NYMEX Reformulated Gasoline Blend Futures	4.04%	6,146,379
Total Notional Amount	100.00%	$ 152,219,258

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
(3) The following table represents the individual positions within the Total Return Swap as of July 31, 2026:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.30%	$ 4,673,783
CBOT Corn Futures	3.75%	5,317,988
ICE Cocoa Futures	1.07%	1,518,454
NYMEX Light Sweet Crude Oil Futures	10.49%	14,862,224
ICE Brent Crude Oil Futures	10.10%	14,307,363
NYBOT CTN No. 2 Cotton Futures	1.38%	1,949,442
COMEX Gold 100 Troy Oz. Futures	11.74%	16,632,112
COMEX Copper Futures	4.81%	6,813,197
NYMEX NY Harbor ULSD Futures	4.49%	6,368,720
NYBOT CSC 'C' Coffee Futures	2.20%	3,119,969
KCBT Hard Red Winter Wheat Futures	1.64%	2,321,650
LME Primary Aluminum Futures	3.51%	4,971,059
CME Live Cattle Futures	3.20%	4,535,423
CME Lean Hogs Futures	1.83%	2,590,982
LME Lead Futures	0.59%	837,936
LME Nickel Futures	1.83%	2,599,898
LME Zinc Futures	2.23%	3,161,267
NYMEX Henry Hub Natural Gas Futures	7.18%	10,180,533
ICE Gasoil Futures	6.04%	8,553,335
CBOT Soybean Futures	5.13%	7,275,038
NYBOT CSC No. 11 World Sugar Futures	1.98%	2,806,349
COMEX Silver Futures	2.51%	3,562,880
CBOT Soybean Meal Futures	2.65%	3,757,396
CBOT Wheat Futures	2.31%	3,277,697
NYMEX Reformulated Gasoline Blend Futures	4.04%	5,722,315
Total Notional Amount	100.00%	$ 141,717,010
(4) The following table represents the individual positions within the Total Return Swap as of July 31, 2026:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.37%	$ 1,690,944
CBOT Corn Futures	5.05%	2,534,165
ICE Cocoa Futures	1.41%	707,902
NYMEX Light Sweet Crude Oil Futures	8.21%	4,123,276
ICE Brent Crude Oil Futures	10.36%	5,204,968
NYBOT CTN No. 2 Cotton Futures	1.77%	887,857
COMEX Gold 100 Troy Oz. Futures	12.05%	6,050,702
COMEX Copper Futures	6.26%	3,143,106
NYMEX NY Harbor ULSD Futures	3.57%	1,793,998
NYBOT CSC 'C' Coffee Futures	2.15%	1,078,065
KCBT Hard Red Winter Wheat Futures	2.14%	1,076,497
LME Primary Aluminum Futures	3.60%	1,808,971
CME Live Cattle Futures	3.29%	1,649,971
CME Lean Hogs Futures	1.56%	785,492
LME Lead Futures	0.77%	385,190
LME Nickel Futures	1.90%	953,182
LME Zinc Futures	2.28%	1,143,658
NYMEX Henry Hub Natural Gas Futures	6.53%	3,276,161
ICE Gasoil Futures	4.64%	2,330,243
CBOT Soybean Futures	5.24%	2,630,590
NYBOT CSC No. 11 World Sugar Futures	2.54%	1,274,827
COMEX Silver Futures	2.61%	1,310,334
CBOT Soybean Meal Futures	2.71%	1,361,715

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
CBOT Wheat Futures	3.04%	1,524,771
NYMEX Reformulated Gasoline Blend Futures	2.95%	1,481,322
Total Notional Amount	100.00%	$ 50,207,907
(5) The following table represents the individual positions within the Total Return Swap as of July 31, 2026:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.37%	$ 4,774,591
CBOT Corn Futures	5.05%	7,155,529
ICE Cocoa Futures	1.41%	1,998,851
NYMEX Light Sweet Crude Oil Futures	8.21%	11,642,582
ICE Brent Crude Oil Futures	10.37%	14,696,872
NYBOT CTN No. 2 Cotton Futures	1.77%	2,506,973
COMEX Gold 100 Troy Oz. Futures	12.04%	17,084,910
COMEX Copper Futures	6.26%	8,874,951
NYMEX NY Harbor ULSD Futures	3.57%	5,065,576
NYBOT CSC 'C' Coffee Futures	2.15%	3,044,050
KCBT Hard Red Winter Wheat Futures	2.14%	3,039,624
LME Primary Aluminum Futures	3.60%	5,107,855
CME Live Cattle Futures	3.29%	4,658,898
CME Lean Hogs Futures	1.56%	2,217,934
LME Lead Futures	0.77%	1,087,632
LME Nickel Futures	1.90%	2,691,428
LME Zinc Futures	2.28%	3,229,261
NYMEX Henry Hub Natural Gas Futures	6.53%	9,250,647
ICE Gasoil Futures	4.64%	6,579,731
CBOT Soybean Futures	5.24%	7,427,797
NYBOT CSC No. 11 World Sugar Futures	2.54%	3,599,632
COMEX Silver Futures	2.61%	3,699,889
CBOT Soybean Meal Futures	2.71%	3,844,971
CBOT Wheat Futures	3.04%	4,305,381
NYMEX Reformulated Gasoline Blend Futures	2.95%	4,182,696
Total Notional Amount	100.00%	$ 141,768,261
(6) The following table represents the individual positions within the Total Return Swap as of July 31, 2026:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.30%	$ 4,309,961
CBOT Corn Futures	3.75%	4,904,019
ICE Cocoa Futures	1.07%	1,400,252
NYMEX Light Sweet Crude Oil Futures	10.49%	13,705,301
ICE Brent Crude Oil Futures	10.11%	13,193,633
NYBOT CTN No. 2 Cotton Futures	1.38%	1,797,691
COMEX Gold 100 Troy Oz. Futures	11.73%	15,337,415
COMEX Copper Futures	4.81%	6,282,835
NYMEX NY Harbor ULSD Futures	4.49%	5,872,958
NYBOT CSC 'C' Coffee Futures	2.20%	2,877,101
KCBT Hard Red Winter Wheat Futures	1.64%	2,140,925
LME Primary Aluminum Futures	3.51%	4,584,095
CME Live Cattle Futures	3.20%	4,182,371
CME Lean Hogs Futures	1.83%	2,389,292
LME Lead Futures	0.59%	772,708

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
LME Nickel Futures	1.83%	2,397,513
LME Zinc Futures	2.23%	2,915,184
NYMEX Henry Hub Natural Gas Futures	7.18%	9,388,048
ICE Gasoil Futures	6.04%	7,887,516
CBOT Soybean Futures	5.13%	6,708,725
NYBOT CSC No. 11 World Sugar Futures	1.98%	2,587,894
COMEX Silver Futures	2.51%	3,285,534
CBOT Soybean Meal Futures	2.65%	3,464,908
CBOT Wheat Futures	2.31%	3,022,550
NYMEX Reformulated Gasoline Blend Futures	4.04%	5,276,871
Total Notional Amount	100.00%	$ 130,685,300
(7) The following table represents the individual positions within the Total Return Swap as of July 31, 2026:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.37%	$ 9,127,179
CBOT Corn Futures	5.05%	13,678,616
ICE Cocoa Futures	1.41%	3,821,033
NYMEX Light Sweet Crude Oil Futures	8.21%	22,256,133
ICE Brent Crude Oil Futures	10.37%	28,094,761
NYBOT CTN No. 2 Cotton Futures	1.77%	4,792,367
COMEX Gold 100 Troy Oz. Futures	12.04%	32,659,770
COMEX Copper Futures	6.26%	16,965,489
NYMEX NY Harbor ULSD Futures	3.57%	9,683,430
NYBOT CSC 'C' Coffee Futures	2.15%	5,819,051
KCBT Hard Red Winter Wheat Futures	2.14%	5,810,590
LME Primary Aluminum Futures	3.60%	9,764,252
CME Live Cattle Futures	3.29%	8,906,018
CME Lean Hogs Futures	1.56%	4,239,835
LME Lead Futures	0.77%	2,079,133
LME Nickel Futures	1.90%	5,144,974
LME Zinc Futures	2.28%	6,173,103
NYMEX Henry Hub Natural Gas Futures	6.53%	17,683,674
ICE Gasoil Futures	4.64%	12,577,911
CBOT Soybean Futures	5.24%	14,199,087
NYBOT CSC No. 11 World Sugar Futures	2.54%	6,881,110
COMEX Silver Futures	2.61%	7,072,764
CBOT Soybean Meal Futures	2.71%	7,350,104
CBOT Wheat Futures	3.04%	8,230,230
NYMEX Reformulated Gasoline Blend Futures	2.95%	7,995,704
Total Notional Amount	100.00%	$ 271,006,318
(8) The following table represents the individual positions within the Total Return Swap as of July 31, 2026:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.30%	3,680,959
CBOT Corn Futures	3.75%	4,188,319
ICE Cocoa Futures	1.07%	1,195,897
NYMEX Light Sweet Crude Oil Futures	10.49%	11,705,128
ICE Brent Crude Oil Futures	10.10%	11,268,133
NYBOT CTN No. 2 Cotton Futures	1.38%	1,535,333
COMEX Gold 100 Troy Oz. Futures	11.74%	13,099,048

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
COMEX Copper Futures	4.81%	5,365,909
NYMEX NY Harbor ULSD Futures	4.49%	5,015,850
NYBOT CSC 'C' Coffee Futures	2.20%	2,457,212
KCBT Hard Red Winter Wheat Futures	1.64%	1,828,475
LME Primary Aluminum Futures	3.51%	3,915,085
CME Live Cattle Futures	3.20%	3,571,989
CME Lean Hogs Futures	1.83%	2,040,595
LME Lead Futures	0.59%	659,938
LME Nickel Futures	1.83%	2,047,617
LME Zinc Futures	2.23%	2,489,737
NYMEX Henry Hub Natural Gas Futures	7.18%	8,017,941
ICE Gasoil Futures	6.04%	6,736,400
CBOT Soybean Futures	5.13%	5,729,644
NYBOT CSC No. 11 World Sugar Futures	1.98%	2,210,213
COMEX Silver Futures	2.51%	2,806,038
CBOT Soybean Meal Futures	2.65%	2,959,234
CBOT Wheat Futures	2.31%	$ 2,581,435
NYMEX Reformulated Gasoline Blend Futures	4.04%	4,506,756
Total Notional Amount	100.00%	111,612,885
(9) The following table represents the individual positions within the Total Return Swap as of July 31, 2026:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.37%	3,822,705
CBOT Corn Futures	5.05%	5,728,967
ICE Cocoa Futures	1.41%	1,600,350
NYMEX Light Sweet Crude Oil Futures	8.21%	9,321,459
ICE Brent Crude Oil Futures	10.37%	11,766,833
NYBOT CTN No. 2 Cotton Futures	1.77%	2,007,171
COMEX Gold 100 Troy Oz. Futures	12.04%	13,678,780
COMEX Copper Futures	6.26%	7,105,597
NYMEX NY Harbor ULSD Futures	3.57%	4,055,678
NYBOT CSC 'C' Coffee Futures	2.15%	2,437,173
KCBT Hard Red Winter Wheat Futures	2.14%	2,433,629
LME Primary Aluminum Futures	3.60%	4,089,528
CME Live Cattle Futures	3.29%	3,730,077
CME Lean Hogs Futures	1.56%	1,775,755
LME Lead Futures	0.77%	870,796
LME Nickel Futures	1.90%	2,154,852
LME Zinc Futures	2.28%	2,585,459
NYMEX Henry Hub Natural Gas Futures	6.53%	7,406,392
ICE Gasoil Futures	4.64%	5,267,963
CBOT Soybean Futures	5.24%	5,946,955
NYBOT CSC No. 11 World Sugar Futures	2.54%	2,881,992
COMEX Silver Futures	2.61%	2,962,261
CBOT Soybean Meal Futures	2.71%	3,078,419
CBOT Wheat Futures	3.04%	$ 3,447,039
NYMEX Reformulated Gasoline Blend Futures	2.95%	3,348,813
Total Notional Amount	100.00%	113,504,643

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
As of July 31, 2026, the value of Rule 144A securities amounted to $210,991,262 or 15.9% of net assets.
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$63,027,073	—	$63,027,073
Canada	—	183,605,658	—	183,605,658
France	—	18,249,981	—	18,249,981
Germany	—	37,094,939	—	37,094,939
Japan	—	21,148,183	—	21,148,183
Netherlands	—	6,503,238	—	6,503,238
New Zealand	—	54,929,239	—	54,929,239
Norway	—	1,365,861	—	1,365,861
Singapore	—	21,704,686	—	21,704,686
Spain	—	7,768,498	—	7,768,498
Supranational Organization Obligations	—	23,626,306	—	23,626,306
Sweden	—	7,653,289	—	7,653,289
United Kingdom	—	30,308,922	—	30,308,922
United States	—	536,454,436	—	536,454,436
U.S. Treasury Obligations	—	245,164,952	—	245,164,952
Commercial Paper	—	997,911	—	997,911
Securities Lending Collateral	—	11,053,627	—	11,053,627
Total Investments in Securities	—	$1,270,656,799	—	$1,270,656,799
Financial Instruments
Assets
Forward Currency Contracts**	—	167,027	—	167,027
Futures Contracts**	$3,053,248	—	—	3,053,248
Swap Agreements**	—	5,264,343	—	5,264,343
Liabilities
Forward Currency Contracts**	—	(1,686,469)	—	(1,686,469)
Futures Contracts**	(1,976,013)	—	—	(1,976,013)
Swap Agreements**	—	(1,186,074)	—	(1,186,074)
Total Financial Instruments	$1,077,235	$2,558,827	—	$3,636,062
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA One-Year Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

		Face Amount	Value†
		(000)
BONDS — (56.9%)
African Development Bank
	4.375%, 11/03/27	94,091	$94,148,061
	4.375%, 03/14/28	13,612	13,590,237
Amazon.com, Inc.
	3.150%, 08/22/27	5,818	5,750,222
Amazon.com, Inc., SOFR + 0.440%, FRN
(r)	4.091%, 03/13/28	127,000	127,119,672
Apple, Inc.
	4.000%, 05/12/28	17,300	17,197,501
Asian Development Bank
	3.125%, 08/20/27	47,000	46,439,536
	2.500%, 11/02/27	49,000	47,952,532
	4.375%, 01/14/28	34,000	33,961,460
Asian Infrastructure Investment Bank
	4.000%, 01/18/28	4,500	4,471,971
Australia & New Zealand Banking Group Ltd.
	4.750%, 01/18/27	10,000	10,020,367
	4.900%, 07/16/27	3,480	3,497,495
	3.919%, 09/30/27	2,500	2,487,121
Australia & New Zealand Banking Group Ltd., SOFR + 0.650%, FRN
(r)Ω	4.305%, 09/30/27	4,681	4,695,507
Australia & New Zealand Banking Group Ltd., SOFR + 0.680%, FRN
(r)Ω	4.342%, 07/16/27	46,841	46,996,887
(r)	4.342%, 07/16/27	17,200	17,257,242
Australia & New Zealand Banking Group Ltd., SOFR + 0.810%, FRN
(r)Ω	4.472%, 01/18/27	8,100	8,119,898
(r)	4.472%, 01/18/27	3,576	3,584,785
Bank of New York Mellon Corp.
	3.250%, 05/16/27	15,800	15,707,994
	3.850%, 04/28/28	15,800	15,660,684
BNG Bank NV
Ω	5.250%, 10/26/26	27,400	27,479,083
	4.375%, 02/11/28	34,000	34,013,908
Chevron USA, Inc.
#	4.475%, 02/26/28	19,515	19,529,250
Chevron USA, Inc., SOFR + 0.360%, FRN
(r)	4.002%, 02/26/27	19,870	19,877,791
Citibank NA, SOFR + 0.781%, FRN
(r)	4.429%, 05/29/27	29,541	29,646,109
		Face Amount	Value†
		(000)
Commonwealth Bank of Australia
Ω	3.150%, 09/19/27	5,200	$5,129,072
	4.423%, 03/14/28	7,700	7,692,599
Ω	3.900%, 03/16/28	2,600	2,578,262
	3.900%, 03/16/28	2,152	2,134,008
Commonwealth Bank of Australia, SOFR + 0.640%, FRN
(r)Ω	4.291%, 03/14/28	23,000	23,091,553
(r)	4.291%, 03/14/28	6,600	6,626,272
Cooperatieve Rabobank UA
	3.743%, 01/14/28	2,016	1,996,799
	4.345%, 06/09/28	12,500	12,464,723
Cooperatieve Rabobank UA, SOFR + 0.410%, FRN
#(r)	4.068%, 01/14/28	56,178	56,194,719
Cooperatieve Rabobank UA, SOFR + 0.590%, FRN
(r)	4.233%, 05/27/27	40,840	40,934,344
Cooperatieve Rabobank UA, SOFR + 0.620%, FRN
(r)	4.267%, 08/28/26	14,265	14,269,137
Council of Europe Development Bank
	4.625%, 06/11/27	41,000	41,034,973
CPPIB Capital, Inc.
	0.875%, 09/09/26	22,000	21,932,354
	2.750%, 11/02/27	39,000	38,252,433
DBS Group Holdings Ltd., SOFR + 0.600%, FRN
(r)	4.252%, 03/21/28	21,630	21,698,894
Dexia SA
Ω	4.500%, 03/19/27	34,816	34,868,159
Eli Lilly & Co.
	4.500%, 02/09/27	48,499	48,564,702
	4.550%, 02/12/28	4,100	4,109,433
Eli Lilly & Co., SOFR + 0.350%, FRN
(r)	3.986%, 05/20/28	3,532	3,538,534
Equinor ASA
	4.250%, 06/02/28	22,200	22,130,121
European Bank for Reconstruction & Development
	4.375%, 03/09/28	30,091	30,058,265
European Investment Bank
	0.750%, 10/26/26	16,500	16,373,914
	3.250%, 11/15/27	34,359	33,938,646

DFA One-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)
	3.875%, 03/15/28	44,400	$44,087,204
	European Stability Mechanism
	4.750%, 09/14/26	44,300	44,343,995
	Export Development Canada
	3.875%, 02/14/28	8,900	8,842,414
	Finnvera OYJ
Ω	1.125%, 10/27/26	19,516	19,387,155
	Inter-American Development Bank
	0.625%, 09/16/27	1,787	1,717,308
	4.000%, 01/12/28	10,000	9,950,312
	Inter-American Development Bank, SOFR + 0.170%, FRN
(r)	3.820%, 09/16/26	800	800,032
	Inter-American Development Bank, SOFR + 0.270%, FRN
(r)	3.922%, 03/20/28	1,800	1,803,042
	Inter-American Development Bank, SOFR + 0.350%, FRN
(r)	4.005%, 10/04/27	38,000	38,089,679
	Inter-American Investment Corp.
	4.125%, 02/15/28	31,236	31,089,736
	International Bank for Reconstruction & Development
	2.500%, 11/22/27	24,824	24,232,395
	0.750%, 11/24/27	5,752	5,487,398
	1.375%, 04/20/28	50,991	48,495,231
	3.625%, 05/05/28	4,725	4,664,833
	International Bank for Reconstruction & Development, SOFR + 0.280%, FRN
(r)	3.916%, 02/23/27	1,949	1,950,345
(r)	3.910%, 11/18/27	3,500	3,505,804
	International Finance Corp.
	4.500%, 01/21/28	4,800	4,810,472
	International Finance Corp., SOFR + 0.270%, FRN
(r)	3.936%, 07/30/27	33,984	34,015,481
	JPMorgan Chase Bank NA
	5.110%, 12/08/26	3,170	3,178,034
	JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r)	4.648%, 12/08/26	2,500	2,504,900
	Kommunalbanken AS, SOFR + 0.400%, FRN
(r)	4.047%, 03/03/28	5,400	5,413,952
		Face Amount	Value†
		(000)
Kommunekredit
	3.750%, 05/24/28	542	$536,106
Kreditanstalt fuer Wiederaufbau
	4.625%, 08/07/26	5,000	5,000,305
	3.500%, 08/27/27	6,900	6,848,447
	4.125%, 01/31/28	9,999	9,968,728
	3.750%, 02/15/28	20,800	20,641,656
Kuntarahoitus OYJ
	4.875%, 01/13/27	40,000	40,135,777
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.000%, 01/22/27	42,600	42,566,361
Landwirtschaftliche Rentenbank
	1.750%, 01/14/27	20,816	20,601,799
	1.000%, 02/25/28	8,965	8,521,933
Macquarie Bank Ltd.
Ω	4.331%, 06/12/28	3,000	2,986,538
Macquarie Bank Ltd., SOFR + 0.480%, FRN
#(r)Ω	4.147%, 02/03/28	41,400	41,448,627
(r)	4.147%, 02/03/28	5,490	5,496,448
Macquarie Bank Ltd., SOFR + 0.740%, FRN
(r)Ω	4.390%, 06/12/28	1,760	1,768,868
Mastercard, Inc.
	4.875%, 03/09/28	8,500	8,553,340
	4.550%, 03/15/28	10,757	10,769,462
	4.325%, 06/08/28	61,410	61,324,020
Mastercard, Inc., SOFR + 0.440%, FRN
(r)	4.091%, 03/15/28	7,000	7,008,826
Merck & Co., Inc.
	4.300%, 05/22/28	10,102	10,086,694
Merck & Co., Inc., SOFR + 0.460%, FRN
(r)	4.111%, 09/15/27	20,384	20,390,635
Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r)	4.832%, 10/30/26	3,400	3,404,893
National Australia Bank Ltd.
	3.905%, 06/09/27	4,415	4,400,797
	5.087%, 06/11/27	21,000	21,138,771
	4.500%, 10/26/27	10,000	10,010,161
	4.900%, 06/13/28	1,496	1,507,674
National Australia Bank Ltd., SOFR + 0.600%, FRN
(r)Ω	4.266%, 10/26/27	6,160	6,176,553
National Australia Bank Ltd., SOFR + 0.650%, FRN
(r)	4.306%, 01/12/27	2,000	2,003,781

DFA One-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)
National Securities Clearing Corp.
Ω	5.100%, 11/21/27	8,300	$8,365,407
Ω	4.350%, 06/09/28	26,405	26,322,251
National Securities Clearing Corp., SOFR + 0.430%, FRN
(r)Ω	4.079%, 06/09/28	6,750	6,756,117
National Securities Clearing Corp., SOFR + 0.570%, FRN
(r)Ω	4.206%, 05/20/27	3,500	3,508,066
NBN Co. Ltd.
Ω	4.000%, 10/01/27	1,165	1,156,484
Nederlandse Waterschapsbank NV
	4.000%, 06/01/28	10,000	9,933,055
Nordea Bank Abp
Ω	5.000%, 03/19/27	8,000	8,037,721
Nordea Bank Abp, SOFR + 0.480%, FRN
(r)Ω	4.119%, 05/22/28	24,050	24,075,465
NVIDIA Corp.
	4.250%, 06/15/28	79,770	79,402,467
Oesterreichische Kontrollbank AG
	4.000%, 05/28/28	2,300	2,286,409
Ontario Teachers' Finance Trust
#	3.000%, 04/13/27	23,400	23,206,332
Province of British Columbia
	4.700%, 01/24/28	23,700	23,814,012
Province of Quebec
	3.625%, 04/13/28	132,771	131,182,315
Sanofi SA, SOFR + 0.460%, FRN
(r)	4.127%, 11/03/27	28,030	28,119,135
Siemens Financieringsmaatschappij NV
Ω	3.400%, 03/16/27	8,687	8,643,979
#Ω	1.700%, 03/11/28	28,052	26,868,824
Siemens Funding BV
Ω	4.350%, 05/26/28	1,300	1,297,935
State of North Rhine-Westphalia
	4.000%, 04/25/28	28,200	28,008,458
State Street Corp.
	4.330%, 10/22/27	12,984	12,975,273
Svensk Exportkredit AB, SOFR + 1.000%, FRN
(r)	4.626%, 08/03/26	3,900	3,900,000
Svenska Handelsbanken AB
#Ω	3.950%, 06/10/27	47,750	47,591,786
Ω	4.375%, 05/23/28	20,454	20,414,518
		Face Amount	Value†
		(000)
Temasek Financial I Ltd., SOFR + 0.380%, FRN
(r)Ω	4.011%, 08/20/27	18,600	$18,611,160
United Overseas Bank Ltd.
	4.401%, 04/02/28	4,400	4,395,945
Walmart, Inc., SOFR + 0.430%, FRN
(r)	4.097%, 04/28/27	29,582	29,622,052
Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r)	4.720%, 12/11/26	3,600	3,608,172
Westpac Banking Corp.
	4.043%, 08/26/27	8,800	8,776,379
	5.457%, 11/18/27	1,970	1,996,111
	4.150%, 05/11/28	32,640	32,481,191
Westpac Banking Corp., SOFR + 0.440%, FRN
#(r)Ω	4.068%, 05/11/28	31,500	31,516,457
Westpac Banking Corp., SOFR + 0.460%, FRN
(r)	4.122%, 10/20/26	53,600	53,622,206
TOTAL BONDS			2,560,979,833
U.S. TREASURY OBLIGATIONS — (29.0%)
U.S. Treasury Bills
∞	3.923%, 11/17/26	8,500	8,406,396
U.S. Treasury Notes
	4.125%, 01/31/27	18,500	18,512,646
	2.250%, 08/15/27	11,700	11,473,348
	0.500%, 08/31/27	22,300	21,443,715
	3.125%, 08/31/27	18,300	18,096,984
	3.375%, 09/15/27	11,500	11,398,926
	3.500%, 09/30/27	50,100	49,710,551
	3.875%, 10/15/27	89,500	89,153,886
	0.500%, 10/31/27	14,400	13,759,875
	3.500%, 10/31/27	46,000	45,601,094
	4.125%, 10/31/27	9,000	8,991,563
	4.125%, 11/15/27	179,200	178,969,000
	0.625%, 11/30/27	55,000	52,475,586
	3.875%, 11/30/27	100,000	99,542,969
	3.375%, 12/31/27	17,100	16,898,273
	3.875%, 12/31/27	5,000	4,975,000
	4.250%, 01/15/28	5,300	5,300,207
	0.750%, 01/31/28	23,200	22,036,375
	3.500%, 01/31/28	34,200	33,829,945
	2.750%, 02/15/28	80,800	79,007,250
	4.250%, 02/15/28	6,750	6,749,473
	1.250%, 03/31/28	17,800	16,949,633
	3.625%, 03/31/28	9,200	9,106,562
	3.875%, 03/31/28	9,400	9,342,352
	3.750%, 04/15/28	29,700	29,449,406
	1.250%, 04/30/28	95,300	90,512,664
	3.500%, 04/30/28	18,500	18,262,246
	3.750%, 04/30/28	17,950	17,797,145
	2.875%, 05/15/28	11,100	10,835,941
	3.750%, 05/15/28	187,300	185,624,543

DFA One-Year Fixed Income Portfolio
CONTINUED
	Face Amount	Value†
	(000)

1.250%, 05/31/28	125,000	$118,427,735
TOTAL U.S. TREASURY OBLIGATIONS		1,302,641,289

COMMERCIAL PAPER — (12.3%)
CDP Financial, Inc.
Ω	3.874%, 09/04/26	43,000	42,842,672
Cisco Systems, Inc.
Ω	3.903%, 10/05/26	7,000	6,952,209
Commonwealth Bank of Australia
Ω	3.790%, 08/27/26	28,000	27,922,297
DBS Bank Ltd.
Ω	3.932%, 09/16/26	5,000	4,975,617
Kreditanstalt fuer Wiederaufbau
Ω	3.869%, 09/22/26	14,000	13,923,931
Ω	3.885%, 09/22/26	14,000	13,923,931
LVMH Moet Hennessy Louis Vuitton SE
Ω	3.860%, 08/03/26	8,000	7,997,570
Ω	3.881%, 08/13/26	35,350	35,303,370
Ω	3.861%, 09/17/26	36,000	35,822,304
Ω	3.926%, 10/09/26	10,000	9,927,731
Ω	3.927%, 10/13/26	35,000	34,731,840
National Australia Bank Ltd.
Ω	3.874%, 08/10/26	25,000	24,974,598
Nestle Finance International Ltd.
Ω	3.971%, 08/31/26	5,500	5,482,554
Ω	3.972%, 08/31/26	7,000	6,977,796
Province of Alberta
Ω	3.887%, 10/01/26	30,000	29,809,110
		Face Amount	Value†
		(000)
Ω	3.896%, 10/01/26	32,500	$32,293,202
PSP Capital, Inc.
Ω	3.943%, 11/17/26	45,500	44,978,656
Ω	3.944%, 11/19/26	45,500	44,968,437
Sanofi SA
Ω	3.893%, 09/17/26	15,000	14,925,800
Ω	3.937%, 09/17/26	31,000	30,846,652
Toronto-Dominion Bank
Ω	3.992%, 09/18/26	25,000	24,872,393
Ω	3.926%, 09/21/26	50,000	49,728,455
Ω	3.937%, 09/22/26	10,000	9,944,599
TOTAL COMMERCIAL PAPER (Cost $554,127,114)			554,125,724
TOTAL INVESTMENT SECURITIES (Cost $4,426,984,623)			4,417,746,846

		Shares
SECURITIES LENDING COLLATERAL — (0.4%)
@§	The DFA Short Term Investment Fund	1,472,157	17,028,436
MONEY MARKET FUNDS — (1.4%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.620%	62,097,559	62,097,559
TOTAL INVESTMENTS — (100.0%)
(Cost $4,506,109,914)^^			$4,496,872,841
As of July 31, 2026, the value of Rule 144A securities amounted to $1,012,018,056 or 22.7% of net assets.
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds	—	$2,560,979,833	—	$2,560,979,833
U.S. Treasury Obligations	—	1,302,641,289	—	1,302,641,289
Commercial Paper	—	554,125,724	—	554,125,724
Securities Lending Collateral	—	17,028,436	—	17,028,436
Money Market Funds	$62,097,559	—	—	62,097,559
Total Investments in Securities	$62,097,559	$4,434,775,282	—	$4,496,872,841

DFA Two-Year Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.1%)
Federal Home Loan Banks
	4.125%, 06/01/28		5,600	$5,584,400
BONDS — (81.1%)
AUSTRALIA — (8.7%)
Australia & New Zealand Banking Group Ltd.
(r)Ω	SOFR + 0.810%, FRN, 4.472%, 01/18/27		1,125	1,127,764
	4.750%, 02/05/27	AUD	7,300	5,131,765
(r)	3M Swap + 0.700%, FRN, 5.167%, 06/18/27	AUD	10,000	7,056,203
	4.100%, 09/28/27	AUD	869	605,577
	5.350%, 11/04/27	AUD	24,800	17,521,719
(r)	3M Swap + 1.200%, FRN, 5.570%, 11/04/27	AUD	6,500	4,616,215
(r)	3M Swap + 0.680%, FRN, 5.134%, 02/18/28	AUD	22,000	15,530,921
(r)	3M Swap + 0.930%, FRN, 5.399%, 09/11/28	AUD	4,800	3,407,783
Australia Government Bonds
	4.750%, 04/21/27	AUD	10,000	7,044,592
Commonwealth Bank of Australia
	2.400%, 01/14/27	AUD	20,010	13,926,613
(r)	3M Swap + 0.700%, FRN, 5.191%, 07/22/27	AUD	1,500	1,058,663
	4.400%, 08/18/27	AUD	8,620	6,030,223
(r)	3M Swap + 1.020%, FRN, 5.474%, 08/18/27	AUD	3,070	2,173,685
	5.000%, 01/13/28	AUD	29,520	20,761,987
	1.125%, 01/18/28	EUR	4,300	4,823,792
(r)	SOFR + 0.640%, FRN, 4.291%, 03/14/28		10,000	10,039,806
(r)Ω	SOFR + 0.640%, FRN, 4.291%, 03/14/28		1,946	1,953,746
(r)	3M Swap + 0.950%, FRN, 5.404%, 08/17/28	AUD	11,900	8,450,052
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
Macquarie Bank Ltd.
#Ω	4.331%, 06/12/28		31,277	$31,136,647
National Australia Bank Ltd.
	2.900%, 02/25/27	AUD	11,857	8,249,985
	4.950%, 05/10/27	AUD	2,200	1,547,426
	4.450%, 10/18/27	AUD	4,072	2,846,868
(r)	3M Swap + 0.700%, FRN, 5.167%, 10/18/27	AUD	16,000	11,298,255
#(r)Ω	SOFR + 0.600%, FRN, 4.266%, 10/26/27		27,729	27,803,511
	4.950%, 11/25/27	AUD	5,731	4,028,707
(r)	3M Swap + 1.200%, FRN, 5.641%, 11/25/27	AUD	12,500	8,881,471
(r)	3M Swap + 0.780%, FRN, 5.245%, 04/14/28	AUD	23,900	16,906,704
(r)	3M Swap + 1.000%, FRN, 5.438%, 05/12/28	AUD	9,500	6,743,300
	4.900%, 06/13/28		1,496	1,507,674
	4.434%, 06/04/29		22,487	22,384,154
NBN Co. Ltd.
	5.750%, 10/06/28		885	903,556
New South Wales Treasury Corp.
	3.000%, 05/20/27	AUD	35,000	24,312,024
Norfina Ltd.
(r)	3M Swap + 0.740%, FRN, 5.205%, 09/27/27	AUD	9,540	6,734,034
	4.800%, 12/14/27	AUD	5,410	3,793,119
(r)	3M Swap + 1.250%, FRN, 5.717%, 12/14/27	AUD	2,300	1,634,708
(r)	3M Swap + 0.730%, FRN, 5.278%, 07/28/28	AUD	10,000	7,063,591
Queensland Treasury Corp.
	2.750%, 08/20/27	AUD	15,000	10,350,305
South Australian Government Financing Authority
	3.000%, 09/20/27	AUD	10,000	6,908,295
Treasury Corp. of Victoria
	1.250%, 11/19/27	AUD	25,000	16,840,281

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
Western Australian Treasury Corp.
	3.000%, 10/21/27	AUD	10,000	$6,900,274
Westpac Banking Corp.
	2.400%, 01/25/27	AUD	5,400	3,754,904
	1.125%, 09/05/27	EUR	7,000	7,914,553
(r)	3M Swap + 1.230%, FRN, 5.662%, 11/11/27	AUD	10,000	7,106,162
	5.457%, 11/18/27		12,000	12,159,052
(r)	3M Swap + 0.980%, FRN, 5.434%, 02/16/28	AUD	15,000	10,639,400
	4.150%, 05/11/28		7,790	7,752,098
(r)	3M Swap + 0.930%, FRN, 5.395%, 09/19/28	AUD	900	638,681
TOTAL AUSTRALIA				410,000,845
BELGIUM — (1.1%)
Dexia SA
Δ	0.000%, 01/21/28	EUR	37,800	41,719,653
Kingdom of Belgium Government Bonds
Δ	0.000%, 10/22/27	EUR	10,000	11,153,279
TOTAL BELGIUM				52,872,932
CANADA — (19.3%)
Bank of Montreal
	3.190%, 03/01/28	CAD	184,100	131,298,883
Bank of Nova Scotia
	3.100%, 02/02/28	CAD	115,000	81,853,979
Canada Government Bonds
	2.250%, 02/01/28	CAD	54,500	38,532,746
	2.750%, 08/01/28	CAD	5,000	3,552,128
Canada Housing Trust No. 1
Ω	2.650%, 12/15/28	CAD	72,200	51,048,596
Ω	4.250%, 12/15/28	CAD	26,000	19,054,920
CDP Financial, Inc.
	3.700%, 03/08/28	CAD	109,000	78,612,804
CPPIB Capital, Inc.
	2.750%, 11/02/27		20,000	19,616,632
	3.250%, 03/08/28	CAD	60,000	43,000,891
	3.000%, 06/15/28	CAD	82,900	59,137,916
	3.600%, 06/02/29	CAD	17,200	12,406,306
Hydro-Quebec
	2.000%, 09/01/28	CAD	48,600	33,939,396
OMERS Finance Trust
	2.600%, 05/14/29	CAD	5,000	3,503,085
Province of Alberta
	2.900%, 12/01/28	CAD	83,000	59,015,051
	4.100%, 06/01/29	CAD	9,100	6,654,811
Province of British Columbia
	4.700%, 01/24/28		8,000	8,038,485
	2.950%, 12/18/28	CAD	20,000	14,233,477
			Face Amount^	Value†
			(000)

CANADA — (Continued)
Province of Manitoba
	3.000%, 06/02/28	CAD	2,500	$1,783,233
Province of Ontario
	2.900%, 06/02/28	CAD	25,000	17,809,323
	3.400%, 09/08/28	CAD	73,900	53,089,811
	4.000%, 03/08/29	CAD	84,900	61,863,112
	2.700%, 06/02/29	CAD	7,000	4,931,184
Province of Quebec
	3.625%, 04/13/28		8,900	8,793,506
	2.750%, 09/01/28	CAD	115,700	82,077,383
PSP Capital, Inc.
	1.500%, 03/15/28	CAD	10,000	6,971,359
	3.750%, 06/15/29	CAD	10,000	7,243,785
TOTAL CANADA				908,062,802
DENMARK — (0.8%)
Novo Nordisk Finance Netherlands BV
	2.375%, 05/27/28	EUR	31,991	36,423,052
FINLAND — (3.1%)
Finnvera OYJ
Δ	0.000%, 09/15/27	EUR	3,590	4,013,009
Kuntarahoitus OYJ
	2.875%, 01/18/28	EUR	52,920	61,023,419
Δ	0.000%, 04/21/28	EUR	31,800	34,924,617
Nordea Bank Abp
(r)Ω	SOFR + 0.740%, FRN, 4.391%, 03/19/27		9,187	9,211,441
	1.125%, 09/27/27	EUR	8,000	9,033,512
#Ω	4.375%, 03/17/28		8,000	7,987,296
Ω	4.400%, 05/21/29		940	933,388
OP Corporate Bank PLC
	0.100%, 11/16/27	EUR	18,080	20,086,521
TOTAL FINLAND				147,213,203
FRANCE — (1.6%)
Caisse des Depots et Consignations
	3.000%, 11/25/27	EUR	10,500	12,119,829
Dexia SA
	1.000%, 10/18/27	EUR	1,550	1,746,063
L'Oreal SA
	2.500%, 11/06/27	EUR	20,400	23,382,688
	2.875%, 05/19/28	EUR	4,600	5,293,271
LVMH Moet Hennessy Louis Vuitton SE
	2.750%, 11/07/27	EUR	25,500	29,332,093
	0.125%, 02/11/28	EUR	2,000	2,211,452
Region of Ile de France
	0.625%, 04/23/27	EUR	2,000	2,270,276
TOTAL FRANCE				76,355,672

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

GERMANY — (3.3%)
Deutsche Bahn AG
	3.500%, 09/20/27	EUR	6,590	$7,651,049
	1.000%, 12/17/27	EUR	1,600	1,797,917
Investitionsbank Berlin
	0.010%, 04/18/28	EUR	14,700	16,112,808
Kreditanstalt fuer Wiederaufbau
	2.000%, 02/15/27	AUD	22,000	15,262,029
	4.300%, 07/13/27	AUD	14,000	9,808,347
	4.125%, 01/31/28		2,900	2,891,220
Landwirtschaftliche Rentenbank
	0.375%, 02/14/28	EUR	18,600	20,637,707
Siemens Financieringsmaatschappij NV
	0.900%, 02/28/28	EUR	4,500	5,029,645
Ω	1.700%, 03/11/28		29,076	27,849,633
Siemens Funding BV
Ω	4.350%, 05/26/28		23,700	23,662,357
State of North Rhine-Westphalia
	0.950%, 03/13/28	EUR	2,000	2,235,151
	4.000%, 04/25/28		20,800	20,658,721
TOTAL GERMANY				153,596,584
NETHERLANDS — (6.4%)
ABN AMRO Bank NV, SOFR + 0.750%, FRN
(r)Ω	4.406%, 07/07/28		31,000	31,159,963
BNG Bank NV
	2.750%, 10/04/27	EUR	2,000	2,303,172
	0.750%, 01/11/28	EUR	48,203	53,898,162
	4.375%, 02/11/28		33,700	33,713,786
	3.000%, 02/23/28	EUR	33,010	38,095,374
Cooperatieve Rabobank UA
(r)	SOFR + 0.710%, FRN, 4.358%, 03/05/27		2,300	2,305,975
(r)	SOFR + 0.590%, FRN, 4.233%, 05/27/27		14,700	14,733,958
(r)	3M Swap + 0.650%, FRN, 5.103%, 08/20/27	AUD	12,700	8,955,479
(r)	SOFR + 0.410%, FRN, 4.068%, 01/14/28		5,683	5,684,691
	4.883%, 01/21/28		10,930	10,996,617
(r)	3M Swap + 0.750%, FRN, 5.196%, 05/26/28	AUD	22,110	15,620,556
	4.345%, 06/09/28		12,500	12,464,723
(r)	SOFR + 0.590%, FRN, 4.252%, 10/17/28		18,070	18,080,019
		Face Amount^	Value†
		(000)

NETHERLANDS — (Continued)
Nederlandse Waterschapsbank NV
2.500%, 09/13/27	EUR	2,000	$2,297,615
2.750%, 11/09/27	EUR	5,040	5,801,590
4.750%, 01/31/28	GBP	8,600	11,627,166
1.000%, 03/01/28	EUR	17,323	19,395,455
4.000%, 06/01/28		11,000	10,926,361
Shell International Finance BV
1.250%, 05/12/28	EUR	2,000	2,234,133
TOTAL NETHERLANDS			300,294,795
NEW ZEALAND — (5.7%)
New Zealand Government Bonds
0.250%, 05/15/28	NZD	260,000	144,334,429
New Zealand Local Government Funding Agency Bonds
4.500%, 04/15/27	NZD	60,000	35,625,055
4.400%, 09/08/27	AUD	14,000	9,804,702
2.250%, 05/15/28	NZD	135,786	77,823,054
TOTAL NEW ZEALAND			267,587,240
NORWAY — (0.4%)
Equinor ASA
4.250%, 06/02/28		14,600	14,554,043
Kommunalbanken AS
2.750%, 11/29/27	EUR	2,000	2,303,193
TOTAL NORWAY			16,857,236
SINGAPORE — (1.9%)
DBS Bank Ltd.
(r) 3M Swap + 0.770%, FRN, 5.216%, 02/26/27	AUD	19,550	13,787,585
(r) 3M Swap + 0.670%, FRN, 5.115%, 02/21/28	AUD	20,000	14,113,953
DBS Group Holdings Ltd., SOFR + 0.600%, FRN
(r) 4.252%, 03/21/28		10,000	10,031,851
Temasek Financial I Ltd.
1.500%, 03/01/28	EUR	13,565	15,265,941
United Overseas Bank Ltd.
(r) 3M Swap + 0.720%, FRN, 5.161%, 02/24/27	AUD	9,200	6,486,333
(r) 3M Swap + 0.720%, FRN, 5.181%, 04/16/27	AUD	10,000	7,053,810

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SINGAPORE — (Continued)
(r)	3M Swap + 0.650%, FRN, 5.093%, 02/28/28	AUD	31,250	$22,042,278
TOTAL SINGAPORE				88,781,751
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (10.1%)
African Development Bank
	3.300%, 07/27/27	AUD	9,400	6,513,376
	4.375%, 11/03/27		12,000	12,007,277
	3.875%, 06/12/28		15,900	15,764,411
Asian Development Bank
	3.400%, 09/10/27	AUD	9,755	6,764,920
	2.500%, 11/02/27		18,000	17,615,216
	2.750%, 01/19/28		15,000	14,677,174
	1.250%, 06/09/28		5,000	4,718,952
Asian Infrastructure Investment Bank
	3.000%, 02/14/28	EUR	30,375	35,082,292
Council of Europe Development Bank
	3.625%, 01/26/28		19,000	18,814,458
European Financial Stability Facility
Δ	0.000%, 10/13/27	EUR	8,400	9,366,258
	2.500%, 12/15/27	EUR	80,340	92,204,103
	2.375%, 04/11/28	EUR	14,777	16,891,975
European Investment Bank
	1.800%, 01/19/27	AUD	8,455	5,869,640
	0.750%, 07/15/27	AUD	29,500	19,992,133
	5.625%, 02/15/28	EUR	11,682	14,000,733
	3.900%, 06/15/28	CAD	17,163	12,427,978
European Stability Mechanism
	2.375%, 09/30/27	EUR	5,100	5,851,835
European Union
	2.875%, 12/06/27	EUR	70,800	81,689,544
Δ	0.000%, 06/02/28	EUR	2,394	2,619,941
Inter-American Development Bank
	4.000%, 01/12/28		12,000	11,940,374
	3.400%, 05/24/28	CAD	24,000	17,246,752
	4.600%, 03/01/29	CAD	50,000	36,979,349
International Bank for Reconstruction & Development
	3.625%, 05/05/28		998	985,292
	3.500%, 01/12/29	CAD	4,700	3,382,954
International Finance Corp.
	4.450%, 05/14/27	AUD	3,000	2,105,441
	3.200%, 10/18/27	AUD	1,500	1,036,213
	4.500%, 01/31/28	GBP	5,400	7,285,908
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				473,834,499
			Face Amount^	Value†
			(000)

SWEDEN — (2.7%)
Kommuninvest I Sverige AB
	3.125%, 12/08/27	EUR	2,000	$2,314,434
	4.375%, 02/09/28		800	800,287
Skandinaviska Enskilda Banken AB
	4.125%, 06/29/27	EUR	2,000	2,332,340
	3.875%, 05/09/28	EUR	6,550	7,648,418
(r)Ω	SOFR + 0.750%, FRN, 4.398%, 06/02/28		9,400	9,445,186
(r)Ω	SOFR + 0.680%, FRN, 4.330%, 03/12/29		30,380	30,464,548
Svenska Handelsbanken AB
	3.750%, 11/01/27	EUR	6,000	6,980,669
	3.375%, 02/17/28	EUR	14,000	16,228,871
#Ω	4.375%, 05/23/28		23,250	23,205,120
(r)Ω	SOFR + 0.740%, FRN, 4.380%, 05/23/28		29,270	29,408,852
TOTAL SWEDEN				128,828,725
SWITZERLAND — (0.4%)
UBS AG
	5.650%, 09/11/28		20,000	20,429,069
UNITED KINGDOM — (0.4%)
U.K. Gilts
	4.375%, 03/07/28	GBP	13,000	17,512,664
UNITED STATES — (15.2%)
Abbott Ireland Financing DAC
	0.375%, 11/19/27	EUR	1,000	1,116,097
Amazon.com, Inc.
	3.850%, 03/13/28		10,600	10,500,387
	2.800%, 03/16/28	EUR	8,530	9,795,481
(r)	SOFR + 0.590%, FRN, 4.241%, 03/13/29		60,425	60,579,218
	3.400%, 06/12/29	CAD	44,400	31,575,199
	4.600%, 07/09/29		12,000	11,958,939
Apple, Inc.
	2.000%, 09/17/27	EUR	11,000	12,556,310
Berkshire Hathaway, Inc.
	2.150%, 03/15/28	EUR	2,000	2,271,323
Chevron USA, Inc.
(r)	SOFR + 0.360%, FRN, 4.002%, 02/26/27		8,606	8,609,374
(r)	SOFR + 0.470%, FRN, 4.112%, 02/26/28		56,397	56,523,963
	4.475%, 02/26/28		25,050	25,068,291
Depository Trust Co.
Ω	4.300%, 03/27/29		10,151	10,061,977

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r)	4.648%, 12/08/26		17,042	$17,075,402
Mastercard, Inc.
	4.875%, 03/09/28		7,300	7,345,810
#(r)	SOFR + 0.440%, FRN, 4.091%, 03/15/28		2,740	2,743,455
	4.325%, 06/08/28		67,805	67,710,067
Merck & Co., Inc.
	4.300%, 05/22/28		29,902	29,856,696
	3.400%, 03/07/29		5,000	4,860,661
National Securities Clearing Corp.
Ω	4.350%, 06/09/28		36,684	36,569,038
Nestle Finance International Ltd.
	3.500%, 12/13/27	EUR	25,003	29,062,222
Nestle Holdings, Inc.
	2.192%, 01/26/29	CAD	55,500	38,473,296
Novartis Capital Corp.
	4.100%, 03/16/29		5,484	5,419,358
NVIDIA Corp.
	4.250%, 06/15/28		85,150	84,757,679
Procter & Gamble Co.
	3.150%, 04/29/28	EUR	9,740	11,265,141
Roche Finance Europe BV
	3.312%, 12/04/27	EUR	2,000	2,317,933
Roche Holdings, Inc.
Ω	4.790%, 03/08/29		1,300	1,306,640
Sanofi SA
(r)	SOFR + 0.460%, FRN, 4.127%, 11/03/27		8,095	8,120,742
(r)	SOFR + 0.540%, FRN, 4.207%, 11/03/28		4,550	4,556,914
Shell International Finance BV
	0.125%, 11/08/27	EUR	8,400	9,360,150
	1.500%, 04/07/28	EUR	11,600	13,049,702
State Street Corp.
	4.330%, 10/22/27		2,086	2,084,598
	4.536%, 02/28/28		34,600	34,667,645
Visa, Inc.
	2.250%, 05/15/28	EUR	42,130	47,943,383
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
Walmart, Inc., SOFR + 0.430%, FRN
(r) 4.097%, 04/28/27	14,290	$14,309,348
TOTAL UNITED STATES		713,472,439
TOTAL BONDS		3,812,123,508
U.S. TREASURY OBLIGATIONS — (18.4%)
U.S. Treasury Notes
3.500%, 09/30/27	2,600	2,579,789
3.875%, 10/15/27	33,000	32,872,383
3.500%, 10/31/27	46,000	45,601,094
4.125%, 11/15/27	30,000	29,961,328
0.625%, 11/30/27	75,000	71,557,617
3.875%, 11/30/27	30,000	29,862,891
3.375%, 12/31/27	6,300	6,225,680
4.250%, 01/15/28	51,400	51,402,008
0.750%, 01/31/28	111,000	105,432,656
3.500%, 01/31/28	40,400	39,962,859
2.750%, 02/15/28	29,300	28,649,906
4.250%, 02/15/28	10,000	9,999,219
1.125%, 02/29/28	8,300	7,908,020
1.250%, 03/31/28	107,000	101,888,242
3.625%, 03/31/28	4,900	4,850,234
1.250%, 04/30/28	14,900	14,151,508
3.750%, 04/30/28	66,900	66,330,305
2.875%, 05/15/28	23,200	22,648,094
3.750%, 05/15/28	29,300	29,037,902
1.250%, 05/31/28	152,750	144,718,692
4.000%, 05/31/28	17,000	16,920,312
TOTAL U.S. TREASURY OBLIGATIONS		862,560,739
TOTAL INVESTMENT SECURITIES (Cost $4,681,880,897)		4,680,268,647

		Shares
SECURITIES LENDING COLLATERAL — (0.4%)
@§	The DFA Short Term Investment Fund	1,463,194	16,924,764
TOTAL INVESTMENTS — (100.0%)
(Cost $4,698,804,850)^^			$4,697,193,411

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
As of July 31, 2026, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	62,757,653	CAD	86,982,961	Citibank, N.A.	08/07/26	$701,143
USD	51,790,292	AUD	72,651,115	Australia and New Zealand Bank	08/10/26	674,314
CAD	1,133,962	USD	801,172	Citibank, N.A.	08/10/26	7,936
USD	72,288,583	CAD	100,085,603	Societe Generale	08/10/26	875,220
USD	56,489,478	AUD	79,231,191	Australia and New Zealand Bank	08/11/26	744,967
USD	38,545,327	EUR	33,199,944	HSBC Bank	08/11/26	250,292
USD	70,257,156	CAD	97,679,601	Societe Generale	08/11/26	557,604
USD	470,213	EUR	405,330	State Street Bank and Trust	08/11/26	2,678
USD	64,364,515	CAD	89,425,747	Citibank, N.A.	08/12/26	551,799
USD	56,445,124	CAD	78,422,259	Citibank, N.A.	08/13/26	481,923
USD	53,832,932	CAD	75,028,664	Australia and New Zealand Bank	08/14/26	289,161
USD	68,116,428	CAD	95,044,024	Bank of New York Mellon	08/17/26	280,122
USD	43,591,472	CAD	60,619,326	Citibank, N.A.	08/18/26	323,452
USD	4,292,446	CAD	5,877,920	HSBC Bank	08/18/26	96,986
USD	15,701,070	CAD	21,723,716	Societe Generale	08/18/26	195,418
USD	9,150,662	CAD	12,563,105	State Street Bank and Trust	08/18/26	183,543
USD	81,645,812	AUD	115,782,121	Australia and New Zealand Bank	08/21/26	200,036
USD	58,485,239	CAD	81,411,570	Royal Bank of Canada	09/15/26	305,225
USD	14,296,261	AUD	20,253,362	UBS AG	09/15/26	55,474
Total Appreciation						$6,777,293
USD	17,621,635	GBP	13,166,417	Societe Generale	08/10/26	$(123,243)
USD	39,197,619	EUR	34,300,863	HSBC Bank	08/11/26	(367,289)
USD	17,457,910	CAD	24,520,422	Australia and New Zealand Bank	08/14/26	(40,947)
USD	47,590,500	AUD	68,019,807	Australia and New Zealand Bank	08/24/26	(254,768)
USD	43,534,993	NZD	74,317,923	Bank of New York Mellon	08/24/26	(269,455)
USD	141,915,257	EUR	124,181,048	Societe Generale	08/24/26	(1,397,489)
USD	58,411,262	AUD	83,540,779	Australia and New Zealand Bank	08/25/26	(350,432)
USD	79,915,093	NZD	137,790,914	Australia and New Zealand Bank	08/26/26	(1,306,652)
USD	35,542,439	NZD	61,332,200	Citibank, N.A.	08/27/26	(611,350)
USD	132,788,171	EUR	116,769,570	Societe Generale	08/28/26	(1,992,695)
USD	51,667,709	NZD	91,070,194	Australia and New Zealand Bank	08/31/26	(2,022,575)
USD	141,702,836	EUR	123,931,624	State Street Bank and Trust	08/31/26	(1,361,870)
USD	5,612,593	EUR	4,927,068	Bank of New York Mellon	09/11/26	(77,603)
USD	140,157,210	EUR	122,405,534	Citibank, N.A.	09/11/26	(1,207,107)
USD	42,398,180	NZD	73,193,455	Australia and New Zealand Bank	09/14/26	(769,919)
USD	463,563	EUR	406,831	Citibank, N.A.	09/14/26	(6,336)
USD	18,123,627	EUR	15,850,648	HSBC Bank	09/14/26	(184,205)
USD	126,864,162	EUR	111,075,122	Royal Bank of Canada	09/14/26	(1,429,937)
USD	980,768	CAD	1,384,136	Citibank, N.A.	09/15/26	(8,391)
USD	42,279,516	CAD	59,662,020	State Street Bank and Trust	09/15/26	(357,387)
USD	134,529,767	EUR	117,109,632	HSBC Bank	09/18/26	(755,557)
USD	11,649,147	EUR	10,222,970	Royal Bank of Canada	09/18/26	(160,452)
USD	3,228,782	EUR	2,833,257	HSBC Bank	09/22/26	(44,717)
USD	68,396,965	AUD	98,629,017	Australia and New Zealand Bank	09/23/26	(943,237)
USD	102,314,696	CAD	145,013,788	Australia and New Zealand Bank	09/24/26	(1,360,314)
USD	68,982,982	CAD	97,862,363	Australia and New Zealand Bank	09/25/26	(985,132)
USD	553,402	CAD	782,769	Australia and New Zealand Bank	09/28/26	(6,326)
USD	68,364,347	CAD	96,567,128	HSBC Bank	09/28/26	(687,109)
USD	6,951,086	CAD	9,831,495	State Street Bank and Trust	09/28/26	(79,039)
USD	66,833,903	AUD	97,066,186	Australia and New Zealand Bank	10/01/26	(1,398,691)
USD	11,654,677	GBP	8,799,316	Societe Generale	10/01/26	(204,404)
USD	4,789,354	CAD	6,754,798	HSBC Bank	10/02/26	(41,619)
USD	65,969,547	CAD	93,334,111	Royal Bank of Canada	10/02/26	(782,204)
USD	7,310,997	GBP	5,459,207	Societe Generale	10/09/26	(46,572)

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	66,183,018	CAD	92,899,183	Royal Bank of Canada	10/29/26	$(340,563)
Total (Depreciation)						$(21,975,586)
Total Appreciation (Depreciation)						$(15,198,293)
As of July 31, 2026, the value of Rule 144A securities amounted to $373,390,623 or 7.9% of net assets.
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$5,584,400	—	$5,584,400
Bonds
Australia	—	410,000,845	—	410,000,845
Belgium	—	52,872,932	—	52,872,932
Canada	—	908,062,802	—	908,062,802
Denmark	—	36,423,052	—	36,423,052
Finland	—	147,213,203	—	147,213,203
France	—	76,355,672	—	76,355,672
Germany	—	153,596,584	—	153,596,584
Netherlands	—	300,294,795	—	300,294,795
New Zealand	—	267,587,240	—	267,587,240
Norway	—	16,857,236	—	16,857,236
Singapore	—	88,781,751	—	88,781,751
Supranational Organization Obligations	—	473,834,499	—	473,834,499
Sweden	—	128,828,725	—	128,828,725
Switzerland	—	20,429,069	—	20,429,069
United Kingdom	—	17,512,664	—	17,512,664
United States	—	713,472,439	—	713,472,439
U.S. Treasury Obligations	—	862,560,739	—	862,560,739
Securities Lending Collateral	—	16,924,764	—	16,924,764
Total Investments in Securities	—	$4,697,193,411	—	$4,697,193,411
Financial Instruments
Assets
Forward Currency Contracts**	—	6,777,293	—	6,777,293
Liabilities
Forward Currency Contracts**	—	(21,975,586)	—	(21,975,586)
Total Financial Instruments	—	$(15,198,293)	—	$(15,198,293)
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Selectively Hedged Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

			Face Amount	Value†
			(000)
BONDS — (88.6%)
AUSTRALIA — (6.7%)
APA Infrastructure Ltd.
	0.750%, 03/15/29	EUR	800	$860,340
	2.000%, 07/15/30	EUR	500	541,195
Australia & New Zealand Banking Group Ltd.
	4.100%, 09/28/27	AUD	5,000	3,484,334
	5.350%, 11/04/27	AUD	4,610	3,257,062
	4.700%, 12/15/27	AUD	8,255	5,784,758
	4.500%, 03/31/28	AUD	7,621	5,317,472
(r)Ω	SOFR + 0.620%, FRN, 4.271%, 06/18/28		300	301,074
(r)Ω	SOFR + 0.850%, FRN, 4.502%, 12/16/29		200	202,169
BHP Billiton Finance Ltd.
	1.500%, 04/29/30	EUR	2,600	2,789,674
Commonwealth Bank of Australia
(r)	3M Swap + 0.750%, FRN, 5.204%, 08/17/26	AUD	3,500	2,463,169
(r)	3M Swap + 0.950%, FRN, 5.404%, 08/17/28	AUD	1,000	710,088
(r)Ω	SOFR + 0.810%, FRN, 4.461%, 03/14/30		300	302,619
Glencore Capital Finance DAC
	0.750%, 03/01/29	EUR	600	646,599
Macquarie Group Ltd.
	4.747%, 01/23/30	EUR	784	938,655
National Australia Bank Ltd.
(r)	3M Swap + 0.410%, FRN, 4.851%, 08/24/26	AUD	3,100	2,181,490
	4.950%, 11/25/27	AUD	12,510	8,794,123
(r)	3M Swap + 1.000%, FRN, 5.438%, 05/12/28	AUD	1,600	1,135,714
Norfina Ltd.
	4.800%, 12/14/27	AUD	11,600	8,133,119
Optus Finance Pty. Ltd.
	1.000%, 06/20/29	EUR	240	257,864
Origin Energy Finance Ltd.
	2.650%, 11/11/27	AUD	6,500	4,412,867
	1.000%, 09/17/29	EUR	2,190	2,332,049
Telstra Group Ltd.
	1.000%, 04/23/30	EUR	500	528,250
			Face Amount	Value†
			(000)
AUSTRALIA — (Continued)
Vicinity Centres Trust
	4.927%, 06/02/28	AUD	2,000	$1,397,660
	1.125%, 11/07/29	EUR	1,000	1,065,902
Westpac Banking Corp.
(r)	3M Swap + 0.750%, FRN, 5.182%, 08/10/26	AUD	5,600	3,940,716
(r)	3M Swap + 0.700%, FRN, 5.243%, 01/25/27	AUD	2,700	1,903,712
	5.300%, 11/11/27	AUD	5,000	3,529,860
(r)	3M Swap + 1.230%, FRN, 5.662%, 11/11/27	AUD	1,700	1,208,047
(r)	3M Swap + 0.980%, FRN, 5.434%, 02/16/28	AUD	3,200	2,269,739
(r)	3M Swap + 0.930%, FRN, 5.395%, 09/19/28	AUD	2,500	1,774,113
TOTAL AUSTRALIA				72,464,433
AUSTRIA — (0.1%)
Erste Group Bank AG
	0.250%, 09/14/29	EUR	1,000	1,051,696
BELGIUM — (0.5%)
Anheuser-Busch InBev Worldwide, Inc.
	4.100%, 09/06/27	AUD	1,080	752,054
Belfius Bank SA
	3.750%, 01/22/29	EUR	700	813,111
	4.125%, 09/12/29	EUR	600	706,689
	3.375%, 05/28/30	EUR	3,100	3,540,994
TOTAL BELGIUM				5,812,848
CANADA — (18.4%)
Bank of Montreal
	3.190%, 03/01/28	CAD	19,000	13,550,672
Bank of Nova Scotia
	3.100%, 02/02/28	CAD	4,000	2,847,095
	4.680%, 02/01/29	CAD	6,900	5,050,140
	3.500%, 04/17/29	EUR	120	139,095
(r)	SOFR + 1.080%, FRN, 4.747%, 08/01/29		2,000	2,019,926
Brookfield Finance, Inc.
	4.850%, 03/29/29		100	99,860
Canada Government Bonds
	4.000%, 03/01/29	CAD	2,500	1,825,445
	2.750%, 09/01/30	CAD	600	420,233

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount	Value†
			(000)
CANADA — (Continued)
	0.500%, 12/01/30	CAD	1,200	$762,552
Canada Housing Trust No. 1
Ω	3.100%, 06/15/28	CAD	5,000	3,575,704
Ω	2.650%, 12/15/28	CAD	3,500	2,474,655
Ω	4.250%, 12/15/28	CAD	5,200	3,810,984
Ω	1.750%, 06/15/30	CAD	3,600	2,427,564
	2.850%, 12/15/30	CAD	1,000	699,675
Ω	1.400%, 03/15/31	CAD	2,900	1,896,848
Canadian Imperial Bank of Commerce
	3.807%, 07/09/29	EUR	2,391	2,790,048
Canadian National Railway Co.
	4.600%, 05/02/29	CAD	800	586,048
	3.500%, 06/10/30	CAD	2,700	1,910,233
CDP Financial, Inc.
	3.700%, 03/08/28	CAD	10,000	7,212,184
	4.200%, 12/02/30	CAD	2,600	1,910,073
City of Montreal
	3.150%, 09/01/28	CAD	800	571,279
CPPIB Capital, Inc.
	3.250%, 03/08/28	CAD	1,200	860,018
	3.000%, 06/15/28	CAD	16,500	11,770,514
	3.600%, 06/02/29	CAD	7,900	5,698,245
	3.350%, 12/02/30	CAD	600	427,214
	3.875%, 02/15/31		1,300	1,266,531
Enbridge, Inc.
	3.125%, 11/15/29		130	123,369
Export Development Canada
	3.875%, 08/08/30	NZD	4,000	2,324,810
Federation des Caisses Desjardins du Quebec
	5.467%, 11/17/28	CAD	8,300	6,160,123
	3.467%, 09/05/29	EUR	200	230,816
	3.804%, 09/24/29	CAD	5,000	3,578,450
Gildan Activewear, Inc.
Ω	4.700%, 10/07/30		700	684,124
Honda Canada Finance, Inc.
	4.900%, 06/04/29	CAD	4,800	3,531,870
	3.539%, 09/23/30	CAD	2,600	1,823,199
Hydro-Quebec
	2.000%, 09/01/28	CAD	5,200	3,631,376
National Bank of Canada
	5.023%, 02/01/29	CAD	5,600	4,131,141
	3.750%, 05/02/29	EUR	800	933,680
Ontario Teachers' Finance Trust
	4.150%, 11/01/29	CAD	200	146,351
	1.250%, 09/27/30		1,316	1,155,300
Province of Alberta
	2.900%, 12/01/28	CAD	1,000	711,025
	4.100%, 06/01/29	CAD	200	146,260
	2.050%, 06/01/30	CAD	16,800	11,445,476
Province of British Columbia
	2.200%, 06/18/30	CAD	3,700	2,532,237
Province of Manitoba
	2.050%, 06/02/30	CAD	200	136,139
		Face Amount	Value†
		(000)
CANADA — (Continued)
Province of Ontario
2.900%, 06/02/28	CAD	1,400	$997,322
4.000%, 03/08/29	CAD	300	218,598
1.550%, 11/01/29	CAD	3,900	2,640,571
2.050%, 06/02/30	CAD	10,300	7,012,391
2.950%, 09/08/30	CAD	12,200	8,567,892
1.350%, 12/02/30	CAD	16,400	10,751,105
Province of Quebec
2.750%, 09/01/28	CAD	24,800	17,593,078
1.900%, 09/01/30	CAD	12,600	8,493,596
PSP Capital, Inc.
3.750%, 06/15/29	CAD	1,100	796,816
2.050%, 01/15/30	CAD	1,800	1,231,835
Royal Bank of Canada
2.125%, 04/26/29	EUR	172	192,336
5.228%, 06/24/30	CAD	2,900	2,180,074
Toronto-Dominion Bank
4.680%, 01/08/29	CAD	9,600	7,024,637
4.994%, 04/05/29		130	130,824
3.631%, 12/13/29	EUR	500	579,025
1.952%, 04/08/30	EUR	1,980	2,157,236
Toyota Credit Canada, Inc.
5.160%, 07/12/28	CAD	800	588,497
4.460%, 03/19/29	CAD	3,000	2,183,793
4.440%, 06/27/29	CAD	1,600	1,165,603
3.740%, 05/21/30	CAD	2,000	1,421,251
3.460%, 02/24/31	CAD	1,700	1,187,314
TOTAL CANADA			197,142,375
DENMARK — (1.4%)
Carlsberg Breweries AS
3.000%, 08/28/29	EUR	2,307	2,631,128
DSV Finance BV
3.500%, 06/26/29	EUR	120	138,864
1.375%, 03/16/30	EUR	630	676,620
3.250%, 11/06/30	EUR	3,000	3,417,227
Novo Nordisk Finance Netherlands BV
2.875%, 08/27/30	EUR	300	339,877
Nykredit Realkredit AS
3.875%, 07/09/29	EUR	1,400	1,630,978
3.375%, 01/10/30	EUR	800	916,064
3.625%, 07/24/30	EUR	3,800	4,367,332
Orsted AS
3.750%, 03/01/30	EUR	1,100	1,273,118
TOTAL DENMARK			15,391,208
FINLAND — (1.9%)
Fingrid OYJ
2.750%, 12/04/29	EUR	120	135,847
Neste OYJ
3.750%, 03/20/30	EUR	4,016	4,659,376
Nordea Bank Abp
2.500%, 05/23/29	EUR	1,000	1,129,127
2.750%, 05/02/30	EUR	4,000	4,518,226

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)
FINLAND — (Continued)
OP Corporate Bank PLC
0.625%, 11/12/29	EUR	4,180	$4,396,609
2.875%, 11/27/29	EUR	2,000	2,277,045
Stora Enso OYJ
4.250%, 09/01/29	EUR	780	916,975
Teollisuuden Voima OYJ
4.750%, 06/01/30	EUR	1,610	1,922,606
TOTAL FINLAND			19,955,811
FRANCE — (7.5%)
Abertis France SAS
3.375%, 04/21/29	EUR	1,800	2,067,339
1.625%, 09/18/29	EUR	100	108,974
Aeroports de Paris SA
2.750%, 04/02/30	EUR	2,300	2,589,900
Agence Francaise de Developpement EPIC
0.500%, 05/25/30	EUR	300	310,540
APRR SA
3.125%, 01/24/30	EUR	1,300	1,486,499
Ayvens SA
3.875%, 07/16/29	EUR	3,400	3,961,882
3.250%, 02/19/30	EUR	1,500	1,710,190
Banque Federative du Credit Mutuel SA
4.375%, 05/02/30	EUR	2,000	2,359,845
BNP Paribas SA
1.375%, 05/28/29	EUR	400	436,427
3.625%, 09/01/29	EUR	100	115,637
Bouygues SA
0.500%, 02/11/30	EUR	1,100	1,150,886
BPCE SA
3.875%, 01/11/29	EUR	600	698,854
0.625%, 01/15/30	EUR	1,000	1,048,255
Caisse d'Amortissement de la Dette Sociale
0.600%, 11/25/29	EUR	5,800	6,158,676
3.125%, 03/01/30	EUR	500	574,920
2.875%, 05/25/30	EUR	3,000	3,418,069
Cie de Saint-Gobain SA
3.375%, 04/08/30	EUR	400	459,643
Credit Agricole SA
4.125%, 03/07/30	EUR	500	590,150
Credit Mutuel Arkea SA
1.125%, 05/23/29	EUR	1,200	1,302,962
0.750%, 01/18/30	EUR	900	946,782
Edenred SE
3.250%, 08/27/30	EUR	2,000	2,273,822
Electricite de France SA
4.625%, 04/26/30	EUR	400	479,818
Elis SA
3.750%, 03/21/30	EUR	700	809,200
Engie SA
3.625%, 01/11/30	EUR	300	348,037
			Face Amount	Value†
			(000)
FRANCE — (Continued)
	French Republic Government Bonds OAT
	2.500%, 05/25/30	EUR	1,200	$1,351,666
	GELF Bond Issuer I SA
	1.125%, 07/18/29	EUR	400	427,494
	JCDecaux SE
	1.625%, 02/07/30	EUR	1,500	1,622,565
	Kering SA
	3.125%, 11/27/29	EUR	2,100	2,394,759
Klepierre SA
	2.000%, 05/12/29	EUR	100	111,167
	0.625%, 07/01/30	EUR	5,500	5,663,436
La Banque Postale SA
	4.375%, 01/17/30	EUR	600	708,459
	3.500%, 06/13/30	EUR	600	693,237
LVMH Moet Hennessy Louis Vuitton SE
	3.250%, 09/07/29	EUR	200	230,785
	3.375%, 02/05/30	EUR	400	462,643
Pernod Ricard SA
	0.125%, 10/04/29	EUR	300	313,758
	1.750%, 04/08/30	EUR	1,000	1,088,063
Praemia Healthcare SACA
	0.875%, 11/04/29	EUR	2,200	2,313,876
	1.375%, 09/17/30	EUR	3,100	3,220,327
RCI Banque SA
	3.375%, 07/26/29	EUR	2,147	2,452,531
	4.875%, 10/02/29	EUR	2,120	2,519,428
	3.375%, 06/06/30	EUR	1,500	1,697,550
	SFIL SA
	3.125%, 09/17/29	EUR	2,500	2,870,053
	SNCF Reseau
	1.125%, 05/25/30	EUR	300	318,458
Societe Generale SA
	0.875%, 09/24/29	EUR	700	744,308
	1.250%, 06/12/30	EUR	400	422,809
	Suez SACA
	2.375%, 05/24/30	EUR	5,900	6,511,658
	Terega SA
	0.875%, 09/17/30	EUR	1,100	1,133,813
Unibail-Rodamco-Westfield SE
	3.500%, 09/11/29	EUR	200	230,357
	1.375%, 04/15/30	EUR	313	333,225
	1.875%, 01/15/31	EUR	2,000	2,130,076
	Veolia Environnement SA
	1.940%, 01/07/30	EUR	2,000	2,194,743
	WEA Finance LLC
Ω	4.125%, 09/20/28		500	491,772
	TOTAL FRANCE			80,060,323
GERMANY — (6.5%)
	Amprion GmbH
	3.125%, 08/27/30	EUR	800	906,315
Bayer AG
	4.250%, 08/26/29	EUR	170	200,974
	1.125%, 01/06/30	EUR	1,000	1,064,886

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount	Value†
			(000)
GERMANY — (Continued)
	Bayer Capital Corp. BV
	2.125%, 12/15/29	EUR	200	$220,770
	Bayer U.S. Finance LLC
Ω	6.250%, 01/21/29		500	514,220
	Bayerische Landesbodenkreditanstalt
	2.375%, 05/07/30	EUR	706	791,644
	BMW Canada, Inc.
	3.700%, 09/05/29	CAD	2,600	1,847,477
	BMW International Investment BV
	3.125%, 08/27/30	EUR	3,300	3,746,212
	Continental AG
	3.500%, 10/01/29	EUR	1,035	1,193,303
	Daimler Truck Finance Canada, Inc.
	5.770%, 09/25/28	CAD	3,900	2,904,448
	Daimler Truck Finance North America LLC, SOFR + 0.960%, FRN
(r)Ω	4.612%, 09/25/27		3,000	3,012,544
	Daimler Truck International Finance BV
	3.875%, 06/19/29	EUR	300	350,307
	Deutsche Bahn AG
	1.875%, 05/24/30	EUR	300	330,518
	Deutsche Boerse AG
	3.750%, 09/28/29	EUR	300	351,063
Deutsche Lufthansa AG
	3.500%, 07/14/29	EUR	700	804,951
	4.000%, 05/21/30	EUR	300	350,745
	Deutsche Post AG
	3.000%, 03/24/30	EUR	3,072	3,513,723
E.ON SE
	3.125%, 03/05/30	EUR	460	525,868
	3.375%, 01/15/31	EUR	279	320,576
	EnBW International Finance BV
	3.000%, 05/20/29	EUR	300	344,509
Fresenius Medical Care AG
	1.250%, 11/29/29	EUR	267	286,526
	1.500%, 05/29/30	EUR	2,396	2,561,536
	3.250%, 11/24/30	EUR	1,600	1,815,320
	Fresenius Medical Care U.S. Finance III, Inc.
Ω	3.750%, 06/15/29		500	483,550
	Fresenius SE & Co. KGaA
	5.000%, 11/28/29	EUR	600	722,582
	Grand City Properties SA
	4.375%, 01/09/30	EUR	4,900	5,739,813
	Hamburg Commercial Bank AG
	3.500%, 01/31/30	EUR	800	917,581
			Face Amount	Value†
			(000)
GERMANY — (Continued)
	Heidelberg Materials Finance Luxembourg SA
	3.000%, 07/10/30	EUR	6,100	$6,908,229
	HOCHTIEF AG
	4.250%, 05/31/30	EUR	1,500	1,766,548
	HOWOGE Wohnungsbaugesellschaft GmbH
	3.875%, 06/05/30	EUR	2,500	2,903,825
	Infineon Technologies AG
	2.875%, 02/13/30	EUR	1,200	1,353,359
	Knorr-Bremse AG
	3.000%, 09/30/29	EUR	600	685,277
	Kreditanstalt fuer Wiederaufbau
	4.250%, 09/19/28	CAD	4,000	2,923,280
	Mercedes-Benz Group AG
	0.750%, 09/10/30	EUR	4,800	4,969,027
	Siemens Financieringsmaatschappij NV
	2.750%, 09/09/30	EUR	100	113,382
	Sixt SE
	3.250%, 01/22/30	EUR	600	681,967
	Traton Finance Luxembourg SA
	3.750%, 03/27/30	EUR	4,700	5,406,732
	Vier Gas Transport GmbH
	0.125%, 09/10/29	EUR	900	936,815
	Volkswagen Financial Services AG
	3.625%, 05/19/29	EUR	400	460,146
Volkswagen Group of America Finance LLC
Ω	5.250%, 03/22/29		400	401,845
Ω	4.950%, 08/15/29		600	597,546
Vonovia SE
	2.125%, 03/22/30	EUR	400	438,723
	1.000%, 07/09/30	EUR	300	312,264
VW Credit Canada, Inc.
	3.390%, 11/20/28	CAD	2,500	1,770,072
	3.810%, 11/19/30	CAD	1,600	1,128,452
	TOTAL GERMANY			69,579,450
IRELAND — (0.2%)
	Dell Bank International DAC
	3.625%, 06/24/29	EUR	1,210	1,400,909
	GAS Networks Ireland
	3.250%, 09/12/30	EUR	500	571,248
	TOTAL IRELAND			1,972,157

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount	Value†
			(000)
ITALY — (1.5%)
	AMCO - Asset Management Co. SpA
	3.250%, 04/02/30	EUR	3,000	$3,426,406
	Autostrade per l'Italia SpA
	1.875%, 09/26/29	EUR	520	570,531
	Banco BPM SpA
	3.375%, 01/21/30	EUR	400	459,057
	Cassa Depositi e Prestiti SpA
	3.625%, 01/13/30	EUR	1,100	1,276,525
	Eni SpA
	0.625%, 01/23/30	EUR	800	841,028
	ERG SpA
	4.125%, 07/03/30	EUR	2,900	3,404,280
	Iccrea Banca SpA
	3.375%, 01/30/30	EUR	150	171,916
Intesa Sanpaolo SpA
	5.250%, 01/13/30	EUR	1,460	1,781,237
	4.875%, 05/19/30	EUR	2,000	2,417,856
Italgas SpA
	2.875%, 03/06/30	EUR	200	225,602
	0.875%, 04/24/30	EUR	490	514,569
	Snam SpA
	4.000%, 11/27/29	EUR	1,370	1,606,741
	TOTAL ITALY			16,695,748
JAPAN — (1.8%)
	JT International Financial Services BV
	1.000%, 11/26/29	EUR	400	426,576
Mizuho Financial Group, Inc.
	0.402%, 09/06/29	EUR	1,000	1,054,747
	0.797%, 04/15/30	EUR	4,350	4,551,530
	4.608%, 08/28/30	EUR	1,000	1,196,686
	Nippon Life Insurance Co.
Ω	4.748%, 04/02/31		880	868,905
	Nomura Holdings, Inc., SOFR + 1.250%, FRN
(r)	4.904%, 07/02/27		2,700	2,718,117
NTT Finance Corp.
	0.342%, 03/03/30	EUR	1,600	1,647,248
	3.359%, 03/12/31	EUR	2,000	2,275,625
	ORIX Corp.
	3.780%, 05/29/29	EUR	500	581,367
Sumitomo Mitsui Financial Group, Inc.
(r)	SOFR + 1.170%, FRN, 4.825%, 07/09/29		900	908,367
	0.632%, 10/23/29	EUR	1,400	1,478,403
	Toyota Motor Finance Netherlands BV
	3.125%, 07/11/29	EUR	1,500	1,717,782
	TOTAL JAPAN			19,425,353
		Face Amount	Value†
		(000)
LUXEMBOURG — (1.1%)
ArcelorMittal SA
3.125%, 12/13/28	EUR	1,300	$1,490,760
3.250%, 09/30/30	EUR	2,900	3,290,252
Eurofins Scientific SE
4.000%, 07/06/29	EUR	2,360	2,754,540
4.750%, 09/06/30	EUR	700	836,464
SELP Finance SARL
0.875%, 05/27/29	EUR	3,320	3,556,557
TOTAL LUXEMBOURG			11,928,573
NETHERLANDS — (3.4%)
ABN AMRO Bank NV
2.750%, 06/04/29	EUR	200	227,825
0.500%, 09/23/29	EUR	600	632,588
3.125%, 01/21/30	EUR	500	573,503
4.250%, 02/21/30	EUR	4,800	5,670,293
ASN Bank NV
4.875%, 03/07/30	EUR	2,300	2,759,248
BNG Bank NV
0.100%, 01/15/30	EUR	200	208,442
2.500%, 05/21/30	EUR	4,140	4,670,404
Cooperatieve Rabobank UA
(r) 3M Swap + 0.870%, FRN, 5.316%, 02/26/27	AUD	3,800	2,680,795
(r) 3M Swap + 1.180%, FRN, 5.647%, 01/19/28	AUD	500	355,220
(r) 3M Swap + 1.150%, FRN, 5.595%, 11/21/28	AUD	2,500	1,780,762
(r) 3M Swap + 1.030%, FRN, 5.476%, 02/26/29	AUD	1,100	781,786
5.310%, 04/05/29	NZD	1,150	692,474
CTP NV
3.625%, 03/10/31	EUR	500	567,149
ING Groep NV
2.500%, 11/15/30	EUR	400	442,869
JDE Peet's NV
4.125%, 01/23/30	EUR	610	710,660
Koninklijke Philips NV
3.250%, 05/23/30	EUR	5,600	6,389,227
NIBC Bank NV
3.500%, 06/05/30	EUR	1,700	1,950,102
Sandoz Finance BV
3.250%, 09/12/29	EUR	300	343,605
4.220%, 04/17/30	EUR	1,500	1,767,919
Stedin Holding NV
0.500%, 11/14/29	EUR	560	589,245
2.375%, 06/03/30	EUR	2,600	2,889,084
TOTAL NETHERLANDS			36,683,200

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount	Value†
			(000)
NEW ZEALAND — (3.6%)
New Zealand Government Bonds
	4.500%, 05/15/30	NZD	49,700	$29,783,423
New Zealand Local Government Funding Agency Bonds
	1.500%, 04/20/29	NZD	12,700	6,998,968
	4.500%, 05/15/30	NZD	2,800	1,664,991
TOTAL NEW ZEALAND				38,447,382
NORWAY — (0.2%)
Aker BP ASA
Ω	4.000%, 01/15/31		800	764,134
Kommunalbanken AS, SOFR + 0.400%, FRN
(r)Ω	4.047%, 03/03/28		1,000	1,002,584
Statnett SF
	1.250%, 04/26/30	EUR	600	640,884
Var Energi ASA
	5.500%, 05/04/29	EUR	190	229,201
TOTAL NORWAY				2,636,803
SINGAPORE — (0.6%)
DBS Group Holdings Ltd., SOFR + 0.600%, FRN
(r)Ω	4.252%, 03/21/28		5,000	5,015,926
Temasek Financial I Ltd., SOFR + 0.380%, FRN
(r)Ω	4.011%, 08/20/27		1,560	1,560,936
TOTAL SINGAPORE				6,576,862
SPAIN — (2.7%)
Abertis Infraestructuras SA
	3.125%, 07/07/30	EUR	4,100	4,650,211
Acciona Energia Financiacion Filiales SA
	3.750%, 04/25/30	EUR	3,400	3,906,496
Amadeus IT Group SA
	3.375%, 03/25/30	EUR	300	342,506
Banco Bilbao Vizcaya Argentaria SA
	4.375%, 10/14/29	EUR	100	119,279
	3.125%, 07/15/30	EUR	1,200	1,364,674
Banco Santander SA
	5.678%, 03/09/28	AUD	5,000	3,539,113
	3.875%, 04/22/29	EUR	4,100	4,789,486
CaixaBank SA
	4.250%, 09/06/30	EUR	1,200	1,426,817
Cellnex Telecom SA
	1.875%, 06/26/29	EUR	400	441,174
Colonial SFL Socimi SA
	3.250%, 01/22/30	EUR	600	681,642
Criteria Caixa SA
	3.500%, 10/02/29	EUR	2,100	2,425,535
Naturgy Finance Iberia SA
	3.250%, 10/02/30	EUR	500	569,055
			Face Amount	Value†
			(000)
SPAIN — (Continued)
	Repsol E&P Capital Markets U.S. LLC
Ω	5.204%, 09/16/30		1,400	$1,399,705
	Werfen SA
	4.250%, 05/03/30	EUR	2,600	3,042,255
	TOTAL SPAIN			28,697,948
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (4.5%)
	African Development Bank
	3.875%, 06/12/28		13,000	12,889,141
	European Bank for Reconstruction & Development, SOFR + 0.300%, FRN
(r)	3.931%, 02/16/29		3,960	3,967,874
	European Investment Bank
	3.900%, 06/15/28	CAD	5,500	3,982,630
Inter-American Development Bank
(r)	SOFR + 0.350%, FRN, 4.005%, 10/04/27		7,400	7,417,464
	3.400%, 05/24/28	CAD	1,000	718,615
(r)	SOFR + 0.350%, FRN, 4.005%, 10/05/28		4,200	4,214,454
	4.600%, 03/01/29	CAD	1,800	1,331,256
International Bank for Reconstruction & Development
(r)	SOFR + 0.270%, FRN, 3.920%, 06/15/27		4,000	4,005,077
(r)	SOFR + 0.430%, FRN, 4.061%, 08/19/27		6,514	6,533,542
	2.900%, 09/05/28	CAD	4,000	2,844,384
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			47,904,437
SWEDEN — (3.6%)
Autoliv, Inc.
	3.625%, 08/07/29	EUR	1,710	1,971,449
	3.000%, 10/29/30	EUR	730	815,405
	Castellum AB
	4.125%, 12/10/30	EUR	300	346,841
	Electrolux AB
	2.500%, 05/18/30	EUR	4,800	5,246,535
	Lansforsakringar Bank AB
	3.250%, 01/22/30	EUR	1,620	1,855,622
	Molnlycke Holding AB
	0.875%, 09/05/29	EUR	100	106,556
	Sagax AB
	3.375%, 01/26/31	EUR	374	419,157

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount	Value†
			(000)
SWEDEN — (Continued)
	SBAB Bank AB
	3.250%, 02/06/30	EUR	600	$691,014
	Securitas Treasury Ireland DAC
	3.875%, 02/23/30	EUR	1,654	1,921,010
	Skandinaviska Enskilda Banken AB
	3.375%, 03/19/30	EUR	6,700	7,696,137
Svenska Handelsbanken AB
	1.375%, 02/23/29	EUR	170	187,106
	0.500%, 02/18/30	EUR	8,700	9,056,581
Swedbank AB
	2.875%, 04/30/29	EUR	300	341,573
	3.250%, 09/24/29	EUR	460	527,836
	Tele2 AB
	3.750%, 11/22/29	EUR	300	348,849
Volvo Treasury AB
	3.125%, 08/26/29	EUR	710	813,189
	3.000%, 05/20/30	EUR	5,200	5,908,920
	TOTAL SWEDEN			38,253,780
SWITZERLAND — (0.4%)
	ABB Finance BV
Δ	0.000%, 01/19/30	EUR	1,360	1,403,363
	Firmenich Productions Participations SAS
	1.750%, 04/30/30	EUR	1,150	1,247,117
	Sika Capital BV
	3.750%, 05/03/30	EUR	670	779,226
	Swiss Life Finance I AG
	3.250%, 08/31/29	EUR	600	689,425
	TOTAL SWITZERLAND			4,119,131
UNITED KINGDOM — (4.6%)
	BAT International Finance PLC
	2.250%, 01/16/30	EUR	1,630	1,804,886
Cadent Finance PLC
	4.250%, 07/05/29	EUR	200	235,800
	0.625%, 03/19/30	EUR	4,000	4,155,712
	CK Hutchison Europe Finance 21 Ltd.
	0.750%, 11/02/29	EUR	900	950,174
	CNH Industrial Finance Europe SA
	1.625%, 07/03/29	EUR	170	186,367
	Compass Group PLC
	3.250%, 02/06/31	EUR	2,000	2,275,226
	IHG Finance LLC
	3.375%, 09/10/30	EUR	4,100	4,652,720
	Lloyds Bank Corporate Markets PLC
	3.250%, 03/24/30	EUR	5,020	5,749,834
	Lloyds Banking Group PLC
	4.250%, 11/22/27	AUD	1,810	1,256,960
			Face Amount	Value†
			(000)
UNITED KINGDOM — (Continued)
Motability Operations Group PLC
	3.625%, 07/24/29	EUR	1,000	$1,157,977
	4.000%, 01/17/30	EUR	4,700	5,484,463
	National Gas Transmission PLC
	4.250%, 04/05/30	EUR	100	117,666
	National Grid PLC
	0.553%, 09/18/29	EUR	900	949,216
Nationwide Building Society
	3.250%, 09/05/29	EUR	600	688,835
	3.000%, 03/03/30	EUR	5,909	6,701,969
NatWest Markets PLC
	3.125%, 01/10/30	EUR	3,620	4,128,101
	3.125%, 01/13/31	EUR	2,032	2,296,057
	Reckitt Benckiser Treasury Services PLC
	3.625%, 06/20/29	EUR	1,900	2,206,858
	Santander U.K. PLC
	3.346%, 03/25/30	EUR	800	917,434
SSE PLC
	2.875%, 08/01/29	EUR	120	136,183
	1.750%, 04/16/30	EUR	2,000	2,165,454
	WPP Finance 2013
	3.625%, 09/12/29	EUR	750	865,071
	TOTAL UNITED KINGDOM			49,082,963
UNITED STATES — (17.4%)
	3M Co.
	1.750%, 05/15/30	EUR	1,700	1,844,335
Amazon.com, Inc.
#(r)	SOFR + 0.590%, FRN, 4.241%, 03/13/29		2,375	2,381,062
	3.400%, 06/12/29	CAD	9,500	6,755,955
	American Honda Finance Corp., SOFR + 0.720%, FRN
(r)	4.385%, 10/22/27		4,838	4,841,048
	American National Group, Inc.
	5.750%, 10/01/29		700	708,960
	American Tower Corp.
	0.875%, 05/21/29	EUR	120	129,148
	American Water Capital Corp.
	2.300%, 06/01/31		490	433,833
AT&T, Inc.
	2.600%, 12/17/29	EUR	900	1,008,742
	3.150%, 06/01/30	EUR	3,100	3,515,820
	Athene Holding Ltd.
	3.500%, 01/15/31		2,400	2,226,453
	Atlas Warehouse Lending Co. LP
Ω	4.950%, 11/15/30		400	390,829

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount	Value†
			(000)
UNITED STATES — (Continued)
Aviation Capital Group LLC
	6.750%, 10/25/28		600	$620,965
Ω	4.800%, 10/24/30		300	294,684
	BG Energy Capital PLC
	2.250%, 11/21/29	EUR	1,200	1,336,037
	Boardwalk Pipelines LP
	3.400%, 02/15/31		339	314,135
	Boeing Co.
	2.950%, 02/01/30		200	187,069
	Booking Holdings, Inc.
	4.250%, 05/15/29	EUR	100	117,922
Boston Properties LP
	4.500%, 12/01/28		600	595,739
	3.400%, 06/21/29		3,400	3,260,561
#	3.250%, 01/30/31		400	368,650
	Brunswick Corp.
	5.850%, 03/18/29		730	744,028
	Cargill, Inc.
	3.875%, 04/24/30	EUR	200	233,651
	Caterpillar Financial Services Corp., SOFR + 0.520%, FRN
(r)	4.168%, 03/03/28		1,500	1,502,835
	CDW LLC/CDW Finance Corp.
	5.100%, 03/01/30		400	395,876
	Chubb INA Holdings LLC
	0.875%, 12/15/29	EUR	300	318,376
	Cigna Group
	5.000%, 05/15/29		3,100	3,122,874
	Citizens Financial Group, Inc.
	2.500%, 02/06/30		800	735,631
	CNO Financial Group, Inc.
	5.250%, 05/30/29		2,960	2,962,494
Comcast Corp.
	0.250%, 09/14/29	EUR	500	524,901
	1.950%, 01/15/31		3,000	2,619,390
Conagra Brands, Inc.
	5.000%, 08/01/30		700	692,181
	8.250%, 09/15/30		400	444,088
	Constellation Energy Generation LLC
	3.750%, 03/01/31		1,000	945,638
	Danaher Corp.
	2.500%, 03/30/30	EUR	4,000	4,473,848
	Dentsply Sirona, Inc.
#	3.250%, 06/01/30		500	462,387
	Digital Dutch Finco BV
	1.250%, 02/01/31	EUR	730	751,644
	Dollar General Corp.
	3.500%, 04/03/30		1,100	1,042,676
Dow Chemical Co.
	2.100%, 11/15/30		400	351,906
	4.800%, 01/15/31		1,700	1,670,620
	DXC Technology Co.
	1.800%, 09/15/26		163	162,534
			Face Amount	Value†
			(000)
UNITED STATES — (Continued)
	Eastman Chemical Co.
	4.500%, 02/20/31		900	$874,650
	Eaton Capital ULC
	0.577%, 03/08/30	EUR	240	251,014
	Edison International
	6.950%, 11/15/29		400	415,900
	Emerson Electric Co.
	2.000%, 10/15/29	EUR	500	554,071
	Energy Transfer LP
	5.250%, 07/01/29		190	192,205
EPR Properties
	3.750%, 08/15/29		600	575,662
	4.750%, 11/15/30		1,100	1,070,235
	Equinix, Inc.
	3.200%, 11/18/29		270	255,201
	ERAC USA Finance LLC
Ω	4.700%, 04/30/31		510	503,493
Fidelity National Information Services, Inc.
(r)	SOFR + 1.210%, FRN, 4.860%, 03/10/29		3,000	3,009,609
	2.000%, 05/21/30	EUR	2,670	2,895,149
	First American Financial Corp.
	4.000%, 05/15/30		300	286,910
Fiserv, Inc.
	4.550%, 02/15/31		400	387,317
	5.350%, 03/15/31		170	169,878
	Fortive Corp.
	3.700%, 08/15/29	EUR	2,790	3,232,946
General Motors Financial Co., Inc.
(r)	SOFR + 1.350%, FRN, 4.977%, 05/08/27		1,100	1,105,208
	5.550%, 07/15/29		130	132,106
	4.900%, 10/06/29		370	369,646
	4.000%, 07/10/30	EUR	2,140	2,492,781
Global Payments, Inc.
	3.200%, 08/15/29		1,725	1,627,717
	2.900%, 05/15/30		150	137,013
	Goldman Sachs Group, Inc.
	1.250%, 02/07/29	EUR	605	662,501
	HCA, Inc.
	5.250%, 03/01/30		1,000	1,007,540
Healthcare Realty Holdings LP
	3.100%, 02/15/30		1,000	935,064
	2.400%, 03/15/30		800	726,367
	Hewlett Packard Enterprise Co.
	4.400%, 10/15/30		800	779,858
Highwoods Realty LP
	4.200%, 04/15/29		4,081	3,982,109
	3.050%, 02/15/30		120	111,530

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount	Value†
			(000)
UNITED STATES — (Continued)
	Horace Mann Educators Corp.
	4.700%, 10/01/30		250	$245,625
	Hyatt Hotels Corp.
	5.250%, 06/30/29		3,200	3,225,873
	Illinois Tool Works, Inc.
	2.125%, 05/22/30	EUR	4,100	4,516,244
International Business Machines Corp.
	2.900%, 02/10/30	EUR	900	1,019,705
	1.750%, 01/31/31	EUR	2,000	2,126,679
	3.000%, 02/03/31	EUR	2,000	2,242,362
Jabil, Inc.
	3.600%, 01/15/30		210	199,470
	3.000%, 01/15/31		400	363,905
	Jacobs Solutions, Inc.
	4.750%, 03/03/31		400	391,186
	Jefferies Financial Group, Inc.
	4.000%, 04/16/29	EUR	1,200	1,395,868
	John Deere Bank SA
	3.300%, 10/15/29	EUR	400	461,550
	John Deere Financial, Inc.
	4.380%, 07/11/28	CAD	2,500	1,816,261
	Juniper Networks, Inc.
	2.000%, 12/10/30		415	362,306
	Keurig Dr. Pepper, Inc., SOFR + 0.880%, FRN
(r)	4.531%, 03/15/27		3,000	3,006,929
	KeyCorp
	2.550%, 10/01/29		120	111,757
	Laboratory Corp. of America Holdings
	2.950%, 12/01/29		38	35,821
	Liberty Mutual Group, Inc.
Ω	4.625%, 12/02/30	EUR	500	598,335
	ManpowerGroup, Inc.
	3.750%, 12/13/30	EUR	500	570,290
	Marathon Petroleum Corp.
	5.150%, 03/01/30		1,300	1,308,722
	Mattel, Inc.
#	5.000%, 11/17/30		600	595,020
	McDonald's Corp.
	4.000%, 03/07/30	EUR	400	469,799
	Medtronic, Inc.
	3.650%, 10/15/29	EUR	2,950	3,433,383
	Moody's Corp.
	0.950%, 02/25/30	EUR	2,930	3,104,811
	Nasdaq, Inc.
	0.875%, 02/13/30	EUR	1,600	1,680,880
	National Fuel Gas Co.
	2.950%, 03/01/31		70	63,436
National Grid North America, Inc.
	3.247%, 11/25/29	EUR	2,400	2,746,643
	3.150%, 06/03/30	EUR	1,230	1,396,203
			Face Amount	Value†
			(000)
UNITED STATES — (Continued)
National Rural Utilities Cooperative Finance Corp.
(r)	SOFR + 0.800%, FRN, 4.428%, 02/05/27		1,158	$1,160,815
(r)	SOFR + 0.820%, FRN, 4.472%, 09/16/27		1,000	1,004,865
	National Securities Clearing Corp., SOFR + 0.570%, FRN
(r)Ω	4.206%, 05/20/27		750	751,728
	Nestle Holdings, Inc.
	2.192%, 01/26/29	CAD	1,000	693,213
Netflix, Inc.
	3.875%, 11/15/29	EUR	500	584,823
	3.625%, 06/15/30	EUR	2,500	2,898,496
NextEra Energy Capital Holdings, Inc.
	2.989%, 02/10/30	EUR	4,000	4,526,539
	3.830%, 06/12/30	CAD	4,600	3,273,043
Omega Healthcare Investors, Inc.
	5.200%, 07/01/30		300	298,342
	3.375%, 02/01/31		300	275,804
	PACCAR Financial Corp.
#	4.000%, 09/26/29		250	246,078
	Parker-Hannifin Corp.
	2.900%, 03/01/30	EUR	1,000	1,132,273
	PPG Industries, Inc.
	3.750%, 03/15/28		1,250	1,233,672
	Procter & Gamble Co.
	0.350%, 05/05/30	EUR	270	281,110
	Prologis Euro Finance LLC
	3.875%, 01/31/30	EUR	212	246,955
Prologis LP
	4.700%, 03/01/29	CAD	6,400	4,677,933
	5.250%, 01/15/31	CAD	3,400	2,545,398
	Protective Life Corp.
Ω	4.700%, 01/15/31		450	439,844
	PVH Corp.
	5.500%, 06/13/30		700	703,706
	Radian Group, Inc.
	6.200%, 05/15/29		3,130	3,221,907
Realty Income Corp.
	1.875%, 01/14/27	GBP	300	399,096
	4.875%, 07/06/30	EUR	3,460	4,153,010
	Roper Technologies, Inc.
	1.750%, 02/15/31		800	690,906
	RTX Corp.
	2.150%, 05/18/30	EUR	4,060	4,456,026
	State Street Corp., SOFR + 0.640%, FRN
(r)	4.305%, 10/22/27		950	952,763
	Synchrony Financial
	5.150%, 03/19/29		800	797,900

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)
UNITED STATES — (Continued)
Toyota Motor Credit Corp.
3.850%, 07/24/30	EUR	1,700	$1,984,215
Verizon Communications, Inc.
4.500%, 08/17/27	AUD	1,200	838,740
1.875%, 10/26/29	EUR	300	329,437
1.250%, 04/08/30	EUR	2,815	2,990,606
2.500%, 05/16/30	CAD	5,300	3,595,690
VMware LLC
1.400%, 08/15/26		104	103,878
Wells Fargo & Co.
0.625%, 03/25/30	EUR	5,500	5,727,466
Western Union Co.
2.750%, 03/15/31		375	335,268
Westlake Corp.
1.625%, 07/17/29	EUR	800	872,227
Williams Cos., Inc.
4.800%, 11/15/29		260	259,683
Wisconsin Power & Light Co.
3.000%, 07/01/29		600	572,927
WPC Eurobond BV
0.950%, 06/01/30	EUR	5,870	6,104,003
TOTAL UNITED STATES			187,082,653
TOTAL BONDS			950,965,134
	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (11.2%)
U.S. Treasury Notes
4.125%, 11/15/27	10,000	$9,987,109
4.000%, 12/15/27	16,000	15,951,875
4.250%, 01/15/28	33,000	33,001,289
0.750%, 01/31/28	13,000	12,347,969
3.500%, 01/31/28	50,000	49,458,985
TOTAL U.S. TREASURY OBLIGATIONS		120,747,427
TOTAL INVESTMENT SECURITIES (Cost $1,080,261,436)		1,071,712,561

		Shares
SECURITIES LENDING COLLATERAL — (0.2%)
@§	The DFA Short Term Investment Fund	153,700	1,777,848
TOTAL INVESTMENTS — (100.0%)
(Cost $1,082,039,015)^^			$1,073,490,409
As of July 31, 2026, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	43,200,663	CAD	59,870,589	NatWest Markets PLC	08/07/26	$487,012
USD	28,480,274	CAD	39,583,110	NatWest Markets PLC	08/10/26	236,822
USD	5,279,132	CAD	7,266,183	Citibank, N.A.	08/18/26	92,777
USD	11,023,670	CAD	15,366,300	HSBC Bank	08/18/26	55,726
USD	90,149,210	EUR	77,610,985	Citibank, N.A.	08/21/26	591,929
EUR	1,947,647	USD	2,230,015	Citibank, N.A.	08/21/26	17,424
EUR	790,378	USD	905,010	UBS AG	08/21/26	7,027
NOK	623,598,000	USD	64,395,676	HSBC Bank	09/21/26	1,356,021
USD	11,135,912	CAD	15,534,219	Royal Bank of Canada	10/23/26	15,203
Total Appreciation						$2,859,941
USD	1,730,901	CAD	2,430,813	Citibank, N.A.	08/18/26	$(4,131)
USD	7,509,687	NZD	12,825,588	HSBC Bank	08/19/26	(48,789)
USD	10,401,271	NZD	17,739,529	Royal Bank of Canada	08/21/26	(53,779)
USD	39,506,760	EUR	34,760,945	HSBC Bank	08/28/26	(615,939)
USD	3,779,798	NZD	6,691,068	NatWest Markets PLC	08/28/26	(164,542)
USD	5,438,063	NZD	9,584,972	NatWest Markets PLC	08/31/26	(212,742)
USD	87,466,514	EUR	76,707,948	NatWest Markets PLC	09/01/26	(1,087,449)
USD	1,258,679	NZD	2,212,479	Citibank, N.A.	09/04/26	(45,847)
USD	78,526,884	EUR	68,640,365	NatWest Markets PLC	09/04/26	(723,073)
USD	12,637,225	NZD	22,162,894	Citibank, N.A.	09/08/26	(431,912)
USD	90,262,126	EUR	78,927,339	NatWest Markets PLC	09/08/26	(879,145)
USD	90,349,695	EUR	78,863,991	Royal Bank of Canada	09/11/26	(729,146)

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	279,099	GBP	208,320	Citibank, N.A.	09/15/26	$(1,659)
USD	9,696,536	CAD	13,690,481	Citibank, N.A.	09/21/26	(89,897)
USD	2,941,983	CAD	4,163,271	Royal Bank of Canada	09/21/26	(34,068)
USD	3,620,373	CAD	5,123,225	State Street Bank and Trust	09/21/26	(41,887)
USD	27,602,917	CAD	39,109,028	NatWest Markets PLC	09/24/26	(357,381)
USD	30,145,701	CAD	42,773,584	NatWest Markets PLC	09/25/26	(435,893)
USD	28,886,943	CAD	40,882,332	Royal Bank of Canada	10/02/26	(351,749)
USD	5,925,912	CAD	8,360,429	State Street Bank and Trust	10/02/26	(53,394)
USD	117,396	GBP	87,992	Citibank, N.A.	10/06/26	(1,193)
USD	13,974,757	CAD	19,594,007	NatWest Markets PLC	10/23/26	(52,293)
USD	3,701,458	CAD	5,177,456	State Street Bank and Trust	10/23/26	(5,003)
Total (Depreciation)						$(6,420,911)
Total Appreciation (Depreciation)						$(3,560,970)
As of July 31, 2026, the value of Rule 144A securities amounted to $34,768,321 or 3.2% of net assets.
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$72,464,433	—	$72,464,433
Austria	—	1,051,696	—	1,051,696
Belgium	—	5,812,848	—	5,812,848
Canada	—	197,142,375	—	197,142,375
Denmark	—	15,391,208	—	15,391,208
Finland	—	19,955,811	—	19,955,811
France	—	80,060,323	—	80,060,323
Germany	—	69,579,450	—	69,579,450
Ireland	—	1,972,157	—	1,972,157
Italy	—	16,695,748	—	16,695,748
Japan	—	19,425,353	—	19,425,353
Luxembourg	—	11,928,573	—	11,928,573
Netherlands	—	36,683,200	—	36,683,200
New Zealand	—	38,447,382	—	38,447,382
Norway	—	2,636,803	—	2,636,803
Singapore	—	6,576,862	—	6,576,862
Spain	—	28,697,948	—	28,697,948
Supranational Organization Obligations	—	47,904,437	—	47,904,437
Sweden	—	38,253,780	—	38,253,780
Switzerland	—	4,119,131	—	4,119,131
United Kingdom	—	49,082,963	—	49,082,963
United States	—	187,082,653	—	187,082,653
U.S. Treasury Obligations	—	120,747,427	—	120,747,427
Securities Lending Collateral	—	1,777,848	—	1,777,848
Total Investments in Securities	—	$1,073,490,409	—	$1,073,490,409

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Forward Currency Contracts**	—	$2,859,941	—	$2,859,941
Liabilities
Forward Currency Contracts**	—	(6,420,911)	—	(6,420,911)
Total Financial Instruments	—	$(3,560,970)	—	$(3,560,970)
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Short-Term Government Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.6%)
U.S. Treasury Notes
3.125%, 08/31/27	25,250	$24,969,883
3.375%, 09/15/27	148,800	147,492,188
0.375%, 09/30/27	81,000	77,538,515
3.500%, 09/30/27	57,500	57,053,027
4.125%, 09/30/27	19,000	18,983,672
3.875%, 10/15/27	170,000	169,342,578
4.125%, 10/31/27	43,000	42,959,688
2.250%, 11/15/27	174,000	169,745,157
0.625%, 11/30/27	19,000	18,127,930
3.875%, 11/30/27	152,750	152,051,885
4.000%, 12/15/27	160,900	160,416,043
3.375%, 12/31/27	142,600	140,917,765
4.250%, 01/15/28	163,750	163,756,396
0.750%, 01/31/28	7,650	7,266,305
3.500%, 01/31/28	124,275	122,930,306
2.750%, 02/15/28	1,850	1,808,953
4.250%, 02/15/28	18,000	17,998,594
1.125%, 02/29/28	75,000	71,458,008
1.250%, 03/31/28	86,000	81,891,484
3.875%, 03/31/28	27,025	26,859,261
3.500%, 04/30/28	23,750	23,444,775
3.750%, 04/30/28	50,000	49,574,219
3.750%, 05/15/28	50,000	49,552,734
TOTAL U.S. TREASURY OBLIGATIONS Cost ($1,802,663,788)		1,796,139,366

		Shares
MONEY MARKET FUNDS — (0.4%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.620%	7,363,691	7,363,691
TOTAL INVESTMENTS — (100.0%)
(Cost $1,810,027,479)^^			$1,803,503,057
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$1,796,139,366	—	$1,796,139,366
Money Market Funds	$7,363,691	—	—	7,363,691
Total Investments in Securities	$7,363,691	$1,796,139,366	—	$1,803,503,057

DFA Five-Year Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (98.9%)
AUSTRALIA — (8.4%)
Australia & New Zealand Banking Group Ltd.
	4.750%, 02/05/27	AUD	6,200	$4,358,486
(r)	3M Swap + 0.800%, FRN, 5.184%, 02/05/27	AUD	55,200	38,930,429
(r)	3M Swap + 0.970%, FRN, 5.408%, 05/12/27	AUD	4,710	3,330,067
(r)	3M Swap + 1.200%, FRN, 5.570%, 11/04/27	AUD	18,900	13,422,533
(r)	3M Swap + 0.670%, FRN, 5.137%, 12/15/27	AUD	23,400	16,514,972
(r)	3M Swap + 0.680%, FRN, 5.134%, 02/18/28	AUD	21,800	15,389,731
(r)	3M Swap + 1.060%, FRN, 5.522%, 03/31/28	AUD	14,900	10,584,826
(r)Ω	SOFR + 0.620%, FRN, 4.271%, 06/18/28		14,516	14,567,968
(r)	3M Swap + 0.930%, FRN, 5.399%, 09/11/28	AUD	16,000	11,359,276
(r)	3M Swap + 0.960%, FRN, 5.344%, 02/05/29	AUD	8,500	6,042,510
(r)Ω	SOFR + 0.850%, FRN, 4.502%, 12/16/29		7,115	7,192,154
Commonwealth Bank of Australia
(r)	3M Swap + 0.700%, FRN, 5.165%, 01/14/27	AUD	58,700	41,374,062
(r)	3M Swap + 0.700%, FRN, 5.191%, 07/22/27	AUD	60,350	42,593,525
(r)	3M Swap + 1.020%, FRN, 5.474%, 08/18/27	AUD	47,000	33,277,919
(r)	3M Swap + 1.150%, FRN, 5.609%, 01/13/28	AUD	21,550	15,315,447
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
(r)Ω	SOFR + 0.640%, FRN, 4.291%, 03/14/28		3,425	$3,438,633
(r)	3M Swap + 0.950%, FRN, 5.404%, 08/17/28	AUD	750	532,566
(r)Ω	SOFR + 0.630%, FRN, 4.284%, 03/27/29		9,000	9,032,023
	4.355%, 03/27/29		1,800	1,790,289
(r)	3M Swap + 0.840%, FRN, 5.311%, 01/09/30	AUD	5,500	3,897,282
(r)Ω	SOFR + 0.810%, FRN, 4.461%, 03/14/30		3,350	3,379,242
Macquarie Bank Ltd.
(r)Ω	SOFR + 0.740%, FRN, 4.390%, 06/12/28		16,800	16,884,654
	3.202%, 09/17/29	EUR	5,800	6,669,350
National Australia Bank Ltd.
	2.900%, 02/25/27	AUD	20,301	14,125,238
(r)	3M Swap + 0.720%, FRN, 5.161%, 02/25/27	AUD	50,140	35,355,809
	4.950%, 05/10/27	AUD	7,000	4,923,629
(r)	3M Swap + 0.700%, FRN, 5.132%, 05/10/27	AUD	62,000	43,737,114
(r)	3M Swap + 0.700%, FRN, 5.167%, 10/18/27	AUD	62,100	43,851,354
(r)	3M Swap + 1.200%, FRN, 5.641%, 11/25/27	AUD	20,470	14,544,297
(r)	3M Swap + 1.000%, FRN, 5.438%, 05/12/28	AUD	67,710	48,061,984
(r)Ω	SOFR + 0.650%, FRN, 4.301%, 06/13/28		12,050	12,098,143
	4.900%, 06/13/28		2,028	2,043,826
(r)	3M Swap + 1.030%, FRN, 5.484%, 11/16/28	AUD	970	690,171
	3.850%, 12/13/28		10,000	9,842,157
(r)	3M Swap + 0.900%, FRN, 5.367%, 03/22/29	AUD	22,000	15,616,528

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
	4.434%, 06/04/29		26,724	$26,601,776
(r)Ω	SOFR + 0.790%, FRN, 4.448%, 01/14/30		13,400	13,506,128
NBN Co. Ltd.
	4.125%, 03/15/29	EUR	2,800	3,294,537
Westpac Banking Corp.
(r)	3M Swap + 0.700%, FRN, 5.243%, 01/25/27	AUD	3,800	2,679,298
(r)	3M Swap + 1.050%, FRN, 5.503%, 05/20/27	AUD	27,300	19,311,457
(r)	3M Swap + 1.230%, FRN, 5.662%, 11/11/27	AUD	39,000	27,714,031
(r)	3M Swap + 0.980%, FRN, 5.434%, 02/16/28	AUD	69,100	49,012,168
(r)	3M Swap + 0.930%, FRN, 5.395%, 09/19/28	AUD	2,500	1,774,113
(r)	3M Swap + 1.000%, FRN, 5.463%, 01/15/29	AUD	45,000	32,012,875
(r)	3M Swap + 0.850%, FRN, 5.315%, 09/19/29	AUD	49,300	34,952,897
(r)	SOFR + 0.820%, FRN, 4.475%, 07/01/30		25,872	26,088,943
TOTAL AUSTRALIA				801,716,417
AUSTRIA — (0.5%)
Autobahnen- und Schnell- strassen-Finanzierungs AG
	2.500%, 03/25/30	EUR	9,000	10,170,683
Republic of Austria Government Bonds
	3.450%, 10/20/30	EUR	34,400	40,345,976
TOTAL AUSTRIA				50,516,659
BELGIUM — (3.1%)
Euroclear Holding NV
	1.500%, 04/11/30	EUR	3,600	3,866,957
Kingdom of Belgium Government Bonds
	0.100%, 06/22/30	EUR	262,960	270,860,326
	2.600%, 10/22/30	EUR	2,900	3,277,264
Ministeries Van de Vlaamse Gemeenschap
	2.375%, 11/27/28	EUR	9,800	11,138,977
			Face Amount^	Value†
			(000)
BELGIUM — (Continued)
	2.750%, 10/22/29	EUR	7,600	$8,664,357
TOTAL BELGIUM				297,807,881
CANADA — (19.5%)
Bank of Montreal
	3.190%, 03/01/28	CAD	24,500	17,473,235
Bank of Nova Scotia
	3.100%, 02/02/28	CAD	15,000	10,676,606
Canada Government Bonds
	3.250%, 09/01/28	CAD	18,000	12,912,594
	2.750%, 09/01/30	CAD	25,000	17,509,719
	0.500%, 12/01/30	CAD	107,100	68,057,796
Canada Housing Trust No. 1
(r)Ω	1 day CAD Overnight Index + 0.33%, FRN, 2.640%, 03/15/28	CAD	30,500	21,821,800
(r)	1 day CAD Overnight Index + 0.25%, FRN, 2.560%, 09/15/28	CAD	30,000	21,440,311
Ω	2.650%, 12/15/28	CAD	19,900	14,070,181
Ω	4.250%, 12/15/28	CAD	3,700	2,711,662
(r)Ω	1 day CAD Overnight Index + 0.28%, FRN, 2.590%, 09/15/29	CAD	14,340	10,258,903
Ω	2.850%, 06/15/30	CAD	136,500	95,901,024
	2.850%, 12/15/30	CAD	14,200	9,935,391
CDP Financial, Inc.
	3.000%, 04/11/29	EUR	58,630	67,354,670
	3.950%, 09/01/29	CAD	38,300	27,871,832
	4.200%, 12/02/30	CAD	121,900	89,553,043
City of Montreal
	2.300%, 09/01/29	CAD	3,000	2,079,980
CPPIB Capital, Inc.
	3.600%, 06/02/29	CAD	70,700	50,995,688
	3.125%, 06/11/29	EUR	101,418	117,091,342
	3.350%, 12/02/30	CAD	131,900	93,915,886
Export Development Canada
	3.875%, 08/08/30	NZD	21,840	12,693,464
Hydro-Quebec
	2.000%, 09/01/28	CAD	8,150	5,691,483
OMERS Finance Trust
Ω	2.600%, 05/14/29	CAD	8,000	5,603,053
Ontario Teachers' Finance Trust
	0.100%, 05/19/28	EUR	8,300	9,093,513
Province of Alberta
	3.100%, 12/14/26	AUD	24,000	16,784,359
	4.100%, 06/01/29	CAD	24,400	17,843,669
	2.900%, 09/20/29	CAD	14,700	10,394,494
	2.050%, 06/01/30	CAD	335,700	228,705,129
Province of British Columbia
	2.950%, 12/18/28	CAD	4,780	3,401,801

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
	5.700%, 06/18/29	CAD	54,200	$41,329,796
	2.200%, 06/18/30	CAD	48,500	33,192,842
Province of Manitoba
	2.750%, 06/02/29	CAD	8,200	5,784,660
	2.050%, 06/02/30	CAD	5,200	3,539,606
Province of Ontario
	3.400%, 09/08/28	CAD	13,700	9,842,089
	2.700%, 06/02/29	CAD	34,500	24,303,692
	1.550%, 11/01/29	CAD	83,400	56,467,604
	2.050%, 06/02/30	CAD	153,000	104,164,640
	2.950%, 09/08/30	CAD	77,600	54,497,414
	1.350%, 12/02/30	CAD	50,200	32,908,869
Province of Quebec
	2.750%, 09/01/28	CAD	10,000	7,093,983
	2.300%, 09/01/29	CAD	113,400	78,785,031
Δ	0.000%, 10/15/29	EUR	6,500	6,787,096
	1.900%, 09/01/30	CAD	261,400	176,208,419
Δ	0.000%, 10/29/30	EUR	3,683	3,714,268
Province of Saskatchewan
	2.200%, 06/02/30	CAD	3,700	2,535,035
PSP Capital, Inc.
	3.750%, 06/15/29	CAD	130,800	94,748,708
	2.050%, 01/15/30	CAD	59,900	40,992,734
	4.400%, 12/02/30	CAD	45,300	33,592,155
TOTAL CANADA				1,872,331,269
DENMARK — (0.8%)
Kommunekredit
Δ	0.000%, 11/17/29	EUR	28,479	29,745,622
Novo Nordisk Finance Netherlands BV
	2.375%, 05/27/28	EUR	11,100	12,637,801
	3.125%, 01/21/29	EUR	2,300	2,649,421
	2.875%, 08/27/30	EUR	30,144	34,150,844
TOTAL DENMARK				79,183,688
FINLAND — (5.3%)
Finland Government Bonds
	2.500%, 04/15/30	EUR	13,500	15,311,168
Δ	0.000%, 09/15/30	EUR	122,500	125,015,498
Finnvera OYJ
	2.375%, 10/29/30	EUR	10,637	11,891,051
Kuntarahoitus OYJ
	2.875%, 01/18/28	EUR	13,080	15,082,886
Δ	0.000%, 04/21/28	EUR	29,300	32,178,971
	2.500%, 08/29/29	EUR	29,631	33,655,429
	2.625%, 12/14/29	EUR	75,047	85,380,327
	3.125%, 07/29/30	EUR	60,218	69,545,052
Δ	0.000%, 10/14/30	EUR	2,014	2,042,529
Δ	0.000%, 03/02/31	EUR	25,700	25,714,285
Nordea Bank Abp
(r)Ω	SOFR + 0.740%, FRN, 4.391%, 03/19/27		11,669	11,700,044
Ω	4.400%, 05/21/29		5,698	5,657,923
			Face Amount^	Value†
			(000)
FINLAND — (Continued)
(r)Ω	SOFR + 1.020%, FRN, 4.670%, 09/10/29		5,356	$5,417,232
(r)Ω	SOFR + 0.830%, FRN, 4.477%, 08/28/30		46,590	47,014,808
OP Corporate Bank PLC
	2.875%, 11/27/29	EUR	20,750	23,624,340
TOTAL FINLAND				509,231,543
FRANCE — (4.9%)
AXA SA
	3.750%, 10/12/30	EUR	10,200	11,959,984
Bpifrance SACA
	0.050%, 09/26/29	EUR	100	104,464
Caisse d'Amortissement de la Dette Sociale
	0.600%, 11/25/29	EUR	10,300	10,936,960
	3.125%, 03/01/30	EUR	31,300	35,989,983
	2.875%, 05/25/30	EUR	52,300	59,588,338
Caisse des Depots et Consignations
	2.750%, 10/16/30	EUR	2,900	3,272,608
Credit Mutuel Arkea SA
	1.125%, 05/23/29	EUR	2,400	2,605,924
French Republic Government Bonds OAT
	2.750%, 02/25/30	EUR	28,750	32,717,758
	2.500%, 05/25/30	EUR	89,940	101,307,398
L'Oreal SA
	2.875%, 05/19/28	EUR	4,400	5,063,129
	2.500%, 01/12/29	EUR	1,100	1,250,436
	3.375%, 11/23/29	EUR	15,300	17,749,642
	2.750%, 11/19/30	EUR	31,000	35,081,715
LVMH Moet Hennessy Louis Vuitton SE
	2.625%, 03/07/29	EUR	13,100	14,891,747
	3.250%, 09/07/29	EUR	16,500	19,039,731
	3.375%, 02/05/30	EUR	33,000	38,168,035
Regie Autonome des Transports Parisiens EPIC
	0.350%, 06/20/29	EUR	1,400	1,487,405
Region of Ile de France
	1.375%, 03/14/29	EUR	10,800	11,911,030
Sanofi SA
	1.375%, 03/21/30	EUR	6,600	7,134,427
SFIL SA
	2.875%, 01/18/28	EUR	13,300	15,285,624
	4.875%, 10/03/28		4,600	4,626,009
	0.050%, 06/04/29	EUR	1,900	2,005,769
	3.125%, 09/17/29	EUR	4,600	5,280,897

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
TotalEnergies Capital International SA
	3.455%, 02/19/29		29,000	$28,221,923
TOTAL FRANCE				465,680,936
GERMANY — (11.7%)
Allianz Finance II BV
	3.250%, 12/04/29	EUR	23,400	27,065,843
	1.500%, 01/15/30	EUR	6,900	7,535,867
	0.500%, 01/14/31	EUR	7,400	7,589,502
Bayerische Landesbodenkreditanstalt
	2.375%, 05/07/30	EUR	31,000	34,760,571
Deutsche Bahn AG
	1.000%, 12/17/27	EUR	2,500	2,809,245
	0.375%, 06/23/29	EUR	8,800	9,422,262
	1.875%, 05/24/30	EUR	23,700	26,110,928
Deutsche Boerse AG
	3.750%, 09/28/29	EUR	14,000	16,382,956
Free & Hanseatic City of Hamburg
	2.375%, 09/25/29	EUR	33,400	37,696,132
	0.010%, 06/03/30	EUR	1,557	1,595,637
Investitionsbank Berlin
	2.500%, 05/20/30	EUR	29,500	33,227,757
Kreditanstalt fuer Wiederaufbau
	2.375%, 10/04/29	EUR	21,000	23,783,117
	0.375%, 04/23/30	EUR	27,300	28,606,240
	3.125%, 06/07/30	EUR	24,100	27,887,704
Δ	0.000%, 09/17/30	EUR	75,299	76,756,400
Δ	0.000%, 01/10/31	EUR	70,000	70,591,068
Land Baden-Wuerttemberg
	2.625%, 03/12/30	EUR	9,700	11,006,866
Land Berlin
	0.100%, 01/18/30	EUR	6,900	7,182,672
	2.375%, 06/04/30	EUR	51,047	57,296,980
Landeskreditbank Baden-Wuerttemberg Foerderbank
	3.875%, 12/07/27	GBP	23,953	32,033,299
	3.000%, 03/06/28	CAD	7,210	5,143,358
Landwirtschaftliche Rentenbank
	2.600%, 03/23/27	AUD	3,900	2,707,243
Δ	0.000%, 11/27/29	EUR	26,288	27,448,856
	0.050%, 12/18/29	EUR	6,880	7,183,022
	0.050%, 01/31/31	EUR	8,500	8,548,931
LFA Foerderbank Bayern
	2.875%, 04/01/30	EUR	7,000	7,995,241
NRW Bank
	0.125%, 02/04/30	EUR	55,500	57,714,370
Siemens Financieringsmaatschappij NV
	2.625%, 05/27/29	EUR	37,700	42,900,669
	1.000%, 02/25/30	EUR	3,400	3,643,689
	2.750%, 09/09/30	EUR	16,400	18,594,582
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
State of Hesse
	0.010%, 03/11/30	EUR	19,273	$19,897,643
Δ	0.000%, 11/08/30	EUR	26,500	26,752,657
State of Lower Saxony
	2.500%, 01/09/30	EUR	56,656	64,010,835
	0.125%, 01/10/30	EUR	6,010	6,263,002
	2.750%, 03/25/30	EUR	99,423	113,249,075
	0.010%, 01/10/31	EUR	10,380	10,436,010
State of North Rhine-Westphalia
	4.375%, 10/23/28	GBP	6,600	8,854,493
	2.650%, 01/15/30	EUR	38,600	43,835,541
	0.200%, 04/09/30	EUR	2,528	2,623,905
State of Rhineland-Palatinate
	0.050%, 01/23/30	EUR	44,000	45,661,510
State of Saxony-Anhalt
	2.450%, 02/13/30	EUR	49,847	56,197,063
TOTAL GERMANY				1,119,002,741
NETHERLANDS — (9.5%)
ABN AMRO Bank NV
(r)Ω	SOFR + 0.750%, FRN, 4.406%, 07/07/28		10,700	10,755,213
	2.750%, 06/04/29	EUR	64,800	73,815,441
	3.125%, 01/21/30	EUR	57,300	65,723,389
BNG Bank NV
	0.100%, 01/15/30	EUR	59,300	61,803,125
	3.000%, 04/23/30	EUR	34,100	39,194,897
	2.500%, 05/21/30	EUR	110,666	124,844,189
Cooperatieve Rabobank UA
(r)	3M Swap + 0.730%, FRN, 5.273%, 01/27/27	AUD	60,100	42,365,066
(r)	3M Swap + 0.870%, FRN, 5.316%, 02/26/27	AUD	11,500	8,112,934
(r)	SOFR + 0.710%, FRN, 4.358%, 03/05/27		29,700	29,777,161
(r)	3M Swap + 1.180%, FRN, 5.647%, 01/19/28	AUD	34,700	24,652,277
(r)	3M Swap + 0.750%, FRN, 5.196%, 05/26/28	AUD	31,200	22,042,575
	3.957%, 10/17/28		17,050	16,864,361
(r)	SOFR + 0.590%, FRN, 4.252%, 10/17/28		49,290	49,317,328
(r)	3M Swap + 1.150%, FRN, 5.595%, 11/21/28	AUD	11,500	8,191,507

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
(r)	SOFR + 0.890%, FRN, 4.552%, 10/17/29		9,000	$9,078,135
Nederlandse Waterschapsbank NV
	3.875%, 01/31/29	GBP	48,600	64,382,547
	2.750%, 12/17/29	EUR	65,835	75,166,278
	2.500%, 05/22/30	EUR	120,604	135,868,263
Netherlands Government Bonds
Δ	0.000%, 07/15/30	EUR	44,100	45,398,605
Shell International Finance BV
	2.375%, 11/07/29		250	233,231
TOTAL NETHERLANDS				907,586,522
NEW ZEALAND — (4.6%)
ANZ Bank New Zealand Ltd.
	4.630%, 02/20/30	NZD	3,500	2,074,349
Housing New Zealand Ltd.
	2.183%, 04/24/30	NZD	24,900	13,639,506
New Zealand Government Bonds
	3.000%, 04/20/29	NZD	40,500	23,353,865
	4.500%, 05/15/30	NZD	411,300	246,477,300
New Zealand Local Government Funding Agency Bonds
	4.400%, 09/08/27	AUD	5,750	4,026,931
	2.250%, 05/15/28	NZD	34,800	19,944,930
	1.500%, 04/20/29	NZD	97,400	53,677,124
	2.875%, 04/01/30	EUR	29,665	33,801,404
	4.500%, 05/15/30	NZD	81,940	48,724,784
TOTAL NEW ZEALAND				445,720,193
NORWAY — (1.4%)
Equinor ASA
Ω	6.500%, 12/01/28		23,821	24,827,478
Kommunalbanken AS
(r)Ω	SOFR + 0.410%, FRN, 4.065%, 04/09/29		104,000	104,392,213
	0.050%, 10/24/29	EUR	4,050	4,230,798
TOTAL NORWAY				133,450,489
SINGAPORE — (1.7%)
DBS Bank Ltd.
(r)	3M Swap + 0.770%, FRN, 5.216%, 02/26/27	AUD	17,000	11,989,205
(r)	3M Swap + 0.670%, FRN, 5.115%, 02/21/28	AUD	700	493,988
			Face Amount^	Value†
			(000)
SINGAPORE — (Continued)
DBS Group Holdings Ltd., SOFR + 0.600%, FRN
(r)	4.252%, 03/21/28		8,800	$8,828,029
United Overseas Bank Ltd.
(r)	3M Swap + 0.720%, FRN, 5.161%, 02/24/27	AUD	20,000	14,100,725
	4.670%, 04/16/27	AUD	20,000	14,041,337
(r)	3M Swap + 0.720%, FRN, 5.181%, 04/16/27	AUD	5,600	3,950,134
(r)	3M Swap + 0.650%, FRN, 5.093%, 02/28/28	AUD	15,500	10,932,969
(r)Ω	SOFR + 0.580%, FRN, 4.234%, 04/02/28		100,000	100,267,597
TOTAL SINGAPORE				164,603,984
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (12.6%)
African Development Bank
	3.300%, 07/27/27	AUD	11,000	7,622,036
	4.625%, 02/01/28	GBP	8,000	10,812,371
Asian Development Bank
	4.125%, 02/14/28	GBP	4,800	6,441,853
	2.150%, 07/11/28	EUR	42,200	47,979,306
	0.025%, 01/31/30	EUR	7,800	8,106,555
Asian Infrastructure Investment Bank
	3.000%, 02/14/28	EUR	32,055	37,022,646
Council of Europe Development Bank
	0.050%, 01/21/30	EUR	4,400	4,573,959
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
	0.100%, 05/20/30	EUR	9,736	10,014,093
European Bank for Reconstruction & Development
	4.250%, 10/19/28	GBP	10,000	13,404,239
European Financial Stability Facility
	0.125%, 03/18/30	EUR	1,029	1,068,561
	2.625%, 05/07/30	EUR	231,470	262,616,879
European Investment Bank
	3.900%, 06/15/28	CAD	8,000	5,792,916
	2.250%, 12/14/29	EUR	5,000	5,629,605
	0.050%, 01/16/30	EUR	21,500	22,430,499
	4.000%, 04/15/30	EUR	43,300	51,652,311
	2.375%, 05/15/30	EUR	136,100	153,425,020
Δ	0.000%, 01/14/31	EUR	7,300	7,360,159
European Union
	2.875%, 10/05/29	EUR	21,300	24,465,554

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	1.625%, 12/04/29	EUR	226,850	$250,226,322
Inter-American Development Bank
	2.500%, 04/14/27	AUD	7,000	4,851,076
	0.875%, 08/27/27	CAD	24,000	16,789,985
	3.400%, 05/24/28	CAD	25,000	17,965,367
	4.600%, 03/01/29	CAD	65,800	48,664,823
International Bank for Reconstruction & Development
	2.900%, 09/05/28	CAD	39,675	28,212,736
	1.250%, 12/13/28	GBP	17,550	21,960,934
Δ	0.000%, 02/21/30	EUR	20,633	21,369,221
	4.250%, 09/18/30	CAD	4,100	3,026,018
International Development Association
	0.750%, 09/21/28	GBP	21,900	27,323,589
	2.500%, 05/28/30	EUR	76,500	86,279,568
International Finance Corp.
	4.500%, 01/31/28	GBP	4,400	5,936,666
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				1,213,024,867
SWEDEN — (3.1%)
Kommuninvest I Sverige AB
	3.000%, 03/12/29	SEK	470,600	49,645,608
Skandinaviska Enskilda Banken AB
(r)Ω	SOFR + 0.750%, FRN, 4.398%, 06/02/28		81,800	82,193,214
Ω	4.000%, 03/12/29		19,500	19,177,914
Svensk Exportkredit AB
	3.375%, 08/30/30	EUR	12,800	14,861,230
Svenska Handelsbanken AB
(r)Ω	SOFR + 0.740%, FRN, 4.380%, 05/23/28		40,680	40,872,980
	0.050%, 09/06/28	EUR	5,180	5,608,418
#Ω	4.375%, 06/11/29		50,000	49,638,089
	2.625%, 09/05/29	EUR	25,830	29,256,804
Swedbank AB
	4.125%, 11/13/28	EUR	5,488	6,457,078
(r)Ω	SOFR + 1.030%, FRN, 4.666%, 11/20/29		4,000	4,047,103
TOTAL SWEDEN				301,758,438
SWITZERLAND — (0.4%)
UBS AG
	5.650%, 09/11/28		41,416	42,304,515
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (1.1%)
U.K. Gilts
	4.375%, 03/07/28	GBP	78,400	105,614,836
UNITED STATES — (10.3%)
Alphabet, Inc.
	4.125%, 02/13/29	GBP	4,900	$6,490,191
	3.700%, 02/15/29		24,000	23,507,379
	2.500%, 05/06/29	EUR	46,872	53,006,428
Amazon.com, Inc.
	2.800%, 03/16/28	EUR	4,700	5,397,276
	3.900%, 11/20/28		42,808	42,123,727
	3.400%, 06/12/29	CAD	58,800	41,815,803
	4.600%, 07/09/29		41,800	41,656,969
	3.100%, 03/16/30	EUR	27,300	31,207,721
Apple, Inc.
	1.375%, 05/24/29	EUR	3,150	3,481,504
Berkshire Hathaway Finance Corp.
	1.500%, 03/18/30	EUR	25,367	27,618,115
Blackrock, Inc.
	4.700%, 03/14/29		510	512,177
Chevron USA, Inc.
(r)	SOFR + 0.470%, FRN, 4.112%, 02/26/28		27,020	27,080,828
	4.050%, 08/13/28		2,767	2,752,999
(r)	SOFR + 0.570%, FRN, 4.200%, 08/13/28		45,101	45,340,156
Cisco Systems, Inc.
	4.850%, 02/26/29		7,400	7,447,703
Citibank NA
	5.803%, 09/29/28		20,200	20,721,944
Colgate-Palmolive Co.
	0.300%, 11/10/29	EUR	10,580	11,178,701
Eli Lilly & Co.
	4.000%, 10/15/28		22,500	22,306,599
(r)	SOFR + 0.530%, FRN, 4.191%, 10/15/28		28,250	28,329,416
	2.125%, 06/03/30	EUR	29,122	32,304,517
Exxon Mobil Corp.
	0.524%, 06/26/28	EUR	8,532	9,386,954
Johnson & Johnson
	2.700%, 02/26/29	EUR	9,368	10,715,263
Mastercard, Inc.
	4.325%, 06/08/28		40,160	40,103,772
	1.000%, 02/22/29	EUR	13,532	14,773,730
	4.425%, 06/08/29		3,427	3,407,200
Merck & Co., Inc.
	3.400%, 03/07/29		13,500	13,123,783
Microsoft Corp.
	3.125%, 12/06/28	EUR	2,500	2,889,689
National Securities Clearing Corp.
Ω	5.000%, 05/30/28		760	765,743
Ω	4.350%, 06/09/28		13,227	13,185,549

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Nestle Finance International Ltd.
	1.250%, 11/02/29	EUR	10,389	$11,372,854
	3.500%, 01/17/30	EUR	40,361	47,121,934
	1.500%, 04/01/30	EUR	3,250	3,549,269
	2.625%, 10/28/30	EUR	16,300	18,421,445
	3.000%, 01/23/31	EUR	6,660	7,616,154
Nestle Holdings, Inc.
Ω	3.625%, 09/24/28		19,105	18,783,807
	2.192%, 01/26/29	CAD	52,900	36,670,943
Novartis Capital Corp.
	3.900%, 11/05/28		6,424	6,347,144
#	4.100%, 03/16/29		33,200	32,808,657
NVIDIA Corp.
	4.350%, 06/15/29		13,600	13,468,521
Procter & Gamble Co.
	3.150%, 04/29/28	EUR	1,700	1,966,195
	1.250%, 10/25/29	EUR	2,000	2,174,075
	0.350%, 05/05/30	EUR	31,109	32,389,025
Roche Finance Europe BV
	3.204%, 08/27/29	EUR	1,620	1,871,328
	3.227%, 05/03/30	EUR	15,161	17,497,529
Roche Holdings, Inc.
Ω	5.338%, 11/13/28		2,478	2,521,961
Ω	4.790%, 03/08/29		11,590	11,649,201
Sanofi SA
(r)	SOFR + 0.540%, FRN, 4.207%, 11/03/28		77,930	78,048,421
	2.625%, 06/23/29	EUR	11,600	13,162,746
Shell Finance U.S., Inc.
	2.375%, 11/07/29		1,080	1,006,913
Shell International Finance BV
	1.500%, 04/07/28	EUR	4,300	4,837,389
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
State Street Bank & Trust Co.
4.782%, 11/23/29		640	$642,066
State Street Corp., SOFR + 0.640%, FRN
(r) 4.305%, 10/22/27		13,930	13,970,512
Visa, Inc.
2.250%, 05/15/28	EUR	2,500	2,844,967
2.000%, 06/15/29	EUR	20,900	23,384,583
TOTAL UNITED STATES			986,759,475
TOTAL BONDS			9,496,294,453
U.S. TREASURY OBLIGATIONS — (1.1%)
U.S. Treasury Notes
3.875%, 12/31/27		20,000	19,900,000
0.750%, 01/31/28		90,000	85,485,937
TOTAL U.S. TREASURY OBLIGATIONS			105,385,937
TOTAL INVESTMENT SECURITIES (Cost $9,727,371,602)			9,601,680,390

		Shares
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	224,739	2,599,555
TOTAL INVESTMENTS — (100.0%)
(Cost $9,729,971,089)^^			$9,604,279,945
As of July 31, 2026, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	123,441,138	EUR	105,841,669	HSBC Bank	08/03/26	$1,389,836
EUR	105,841,669	USD	121,474,484	Societe Generale	08/03/26	576,819
EUR	114,277,476	USD	131,359,673	Australia and New Zealand Bank	08/04/26	419,379
USD	133,306,333	EUR	114,277,476	Royal Bank of Canada	08/04/26	1,527,281
USD	129,456,447	EUR	111,983,727	Royal Bank of Canada	08/05/26	317,362
USD	141,075,590	EUR	121,669,814	Societe Generale	08/06/26	761,047
USD	21,487,103	CAD	29,916,161	Bank of New York Mellon	08/07/26	143,929
USD	109,714,868	EUR	94,805,106	Royal Bank of Canada	08/07/26	377,498
USD	67,797,758	CAD	93,942,024	State Street Bank and Trust	08/07/26	776,423
USD	111,230,179	AUD	155,878,768	Australia and New Zealand Bank	08/10/26	1,556,766
USD	124,650,360	EUR	107,778,051	Royal Bank of Canada	08/10/26	336,835
USD	145,076,473	CAD	200,861,250	Societe Generale	08/10/26	1,757,386
USD	108,781,440	AUD	152,558,926	Australia and New Zealand Bank	08/11/26	1,445,899

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	131,713,076	EUR	113,507,300	Royal Bank of Canada	08/11/26	$786,171
USD	136,796,866	CAD	190,159,449	State Street Bank and Trust	08/11/26	1,108,060
USD	138,542,509	CAD	192,481,874	Citibank, N.A.	08/12/26	1,190,666
USD	117,498,345	EUR	100,966,269	Royal Bank of Canada	08/12/26	1,032,475
USD	94,158,207	EUR	80,929,433	Bank of New York Mellon	08/13/26	801,372
USD	129,403,492	CAD	179,776,830	Citibank, N.A.	08/13/26	1,112,279
USD	134,553,130	CAD	187,555,222	Royal Bank of Canada	08/14/26	705,433
USD	130,625,075	CAD	182,187,234	HSBC Bank	08/17/26	591,556
USD	140,935,612	CAD	196,755,219	Societe Generale	08/18/26	498,405
USD	128,774,749	EUR	110,794,793	Citibank, N.A.	08/21/26	925,832
USD	104,445,619	AUD	148,123,971	Royal Bank of Canada	08/21/26	249,292
USD	16,180,450	SEK	151,612,547	Citibank, N.A.	09/01/26	235,021
USD	135,985,084	CAD	189,314,899	Royal Bank of Canada	09/15/26	692,969
USD	27,726,537	GBP	20,537,666	Citibank, N.A.	09/18/26	47,495
Total Appreciation						$21,363,486
USD	44,021,067	CAD	61,914,046	Australia and New Zealand Bank	08/07/26	$(150,453)
USD	3,195,902	CAD	4,502,546	Goldman Sachs Capital Markets L.P.	08/07/26	(16,363)
USD	55,756,133	GBP	41,663,550	Australia and New Zealand Bank	08/10/26	(395,409)
USD	41,627,745	NZD	72,999,320	Australia and New Zealand Bank	08/12/26	(1,383,401)
USD	131,362,235	EUR	114,376,103	State Street Bank and Trust	08/14/26	(582,533)
USD	138,015,977	EUR	120,838,368	Citibank, N.A.	08/17/26	(1,400,309)
USD	71,705,446	NZD	123,099,267	Citibank, N.A.	08/17/26	(835,857)
USD	134,246,628	EUR	117,064,110	Australia and New Zealand Bank	08/18/26	(820,507)
USD	120,130,933	EUR	104,920,494	Royal Bank of Canada	08/19/26	(929,857)
USD	114,829,635	EUR	100,362,624	State Street Bank and Trust	08/20/26	(976,735)
USD	43,937,762	NZD	74,979,577	Australia and New Zealand Bank	08/21/26	(252,545)
USD	103,654,298	AUD	148,207,865	Australia and New Zealand Bank	08/24/26	(595,411)
USD	15,936,019	NZD	27,780,135	Australia and New Zealand Bank	08/24/26	(438,140)
USD	118,680,709	EUR	103,905,766	HSBC Bank	08/24/26	(1,233,085)
USD	107,726,317	EUR	94,106,746	HSBC Bank	08/25/26	(883,109)
USD	134,114,612	EUR	117,250,158	Royal Bank of Canada	08/26/26	(1,210,210)
USD	59,455,965	NZD	102,570,979	Citibank, N.A.	08/27/26	(1,007,046)
USD	119,161,123	EUR	104,357,372	HSBC Bank	08/27/26	(1,288,218)
USD	39,234,236	NZD	69,439,528	Australia and New Zealand Bank	08/28/26	(1,699,895)
USD	34,684,773	AUD	50,384,833	Societe Generale	08/28/26	(753,467)
USD	138,382,835	EUR	121,685,129	Societe Generale	08/28/26	(2,071,797)
USD	85,624,458	AUD	124,265,679	Australia and New Zealand Bank	08/31/26	(1,773,252)
USD	31,292,769	NZD	55,153,115	HSBC Bank	08/31/26	(1,222,660)
USD	123,746,292	EUR	108,248,126	State Street Bank and Trust	08/31/26	(1,213,633)
USD	100,846,351	EUR	88,344,384	Citibank, N.A.	09/01/26	(1,141,064)
USD	131,018,057	EUR	114,894,327	HSBC Bank	09/02/26	(1,624,686)
USD	116,364,090	EUR	101,970,094	Citibank, N.A.	09/03/26	(1,362,617)
USD	128,248,058	EUR	112,113,805	Citibank, N.A.	09/04/26	(1,194,935)
USD	97,224,051	EUR	84,939,238	Australia and New Zealand Bank	09/08/26	(859,454)
USD	42,450,652	NZD	74,472,554	State Street Bank and Trust	09/08/26	(1,464,732)
USD	107,122,591	EUR	93,454,823	Citibank, N.A.	09/09/26	(798,513)
USD	122,359,370	EUR	106,989,055	Societe Generale	09/10/26	(1,195,837)
USD	94,393,545	EUR	82,416,657	Citibank, N.A.	09/11/26	(788,218)
USD	70,408,231	NZD	121,558,674	Australia and New Zealand Bank	09/14/26	(1,284,749)
USD	136,184,668	EUR	118,836,697	Royal Bank of Canada	09/14/26	(1,074,213)
USD	115,910,400	EUR	101,484,660	Citibank, N.A.	09/15/26	(1,311,115)
USD	11,429,662	CAD	16,128,351	State Street Bank and Trust	09/15/26	(96,313)
USD	112,324,016	EUR	98,142,863	Citibank, N.A.	09/16/26	(1,041,952)
USD	125,396,165	EUR	110,162,334	Societe Generale	09/17/26	(1,858,629)
USD	92,896,329	EUR	80,843,740	HSBC Bank	09/18/26	(494,551)
USD	12,401,437	CAD	17,540,659	Australia and New Zealand Bank	09/21/26	(137,239)
USD	1,908,861	CAD	2,701,378	Bank of New York Mellon	09/21/26	(22,178)
USD	3,377,271	CAD	4,775,600	Goldman Sachs Capital Markets L.P.	09/21/26	(36,494)
USD	139,851,679	EUR	122,549,020	Societe Generale	09/21/26	(1,733,914)
USD	45,647,125	CAD	64,560,112	State Street Bank and Trust	09/21/26	(502,697)
USD	132,471,096	EUR	115,262,377	HSBC Bank	09/22/26	(701,187)

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	116,532,339	AUD	168,109,563	Royal Bank of Canada	09/23/26	$(1,655,506)
USD	121,849,497	EUR	106,581,570	State Street Bank and Trust	09/23/26	(1,297,957)
USD	9,530,162	CAD	13,461,927	Australia and New Zealand Bank	09/24/26	(94,202)
USD	126,525,943	CAD	179,282,838	Citibank, N.A.	09/24/26	(1,649,111)
USD	129,871,197	EUR	114,076,025	Royal Bank of Canada	09/24/26	(1,940,745)
USD	8,639,635	CAD	12,190,985	State Street Bank and Trust	09/24/26	(76,092)
USD	136,857,434	CAD	194,147,324	Australia and New Zealand Bank	09/25/26	(1,951,008)
USD	7,646,231	CAD	10,788,426	Citibank, N.A.	09/25/26	(67,110)
USD	121,731,075	EUR	105,841,669	Societe Generale	09/25/26	(571,080)
USD	94,112,929	EUR	82,216,268	Bank of New York Mellon	09/28/26	(900,798)
USD	131,649,504	EUR	114,277,476	Australia and New Zealand Bank	09/29/26	(421,139)
USD	88,346,828	AUD	128,319,696	Australia and New Zealand Bank	10/01/26	(1,855,396)
USD	89,651,691	GBP	67,687,339	Societe Generale	10/01/26	(1,572,404)
USD	1,426,873	CAD	2,012,868	Citibank, N.A.	10/02/26	(12,713)
USD	137,785,862	CAD	194,942,882	Royal Bank of Canada	10/02/26	(1,635,605)
USD	90,261,202	AUD	130,406,299	Australia and New Zealand Bank	10/09/26	(1,396,160)
USD	131,350,902	GBP	98,086,473	Societe Generale	10/09/26	(843,763)
USD	34,164,276	SEK	327,062,949	Citibank, N.A.	10/16/26	(316,333)
USD	128,228,859	CAD	179,986,514	Royal Bank of Canada	10/29/26	(656,531)
Total (Depreciation)						$(62,772,832)
Total Appreciation (Depreciation)						$(41,409,346)
As of July 31, 2026, the value of Rule 144A securities amounted to $783,333,637 or 8.1% of net assets.
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$801,716,417	—	$801,716,417
Austria	—	50,516,659	—	50,516,659
Belgium	—	297,807,881	—	297,807,881
Canada	—	1,872,331,269	—	1,872,331,269
Denmark	—	79,183,688	—	79,183,688
Finland	—	509,231,543	—	509,231,543
France	—	465,680,936	—	465,680,936
Germany	—	1,119,002,741	—	1,119,002,741
Netherlands	—	907,586,522	—	907,586,522
New Zealand	—	445,720,193	—	445,720,193
Norway	—	133,450,489	—	133,450,489
Singapore	—	164,603,984	—	164,603,984
Supranational Organization Obligations	—	1,213,024,867	—	1,213,024,867
Sweden	—	301,758,438	—	301,758,438
Switzerland	—	42,304,515	—	42,304,515
United Kingdom	—	105,614,836	—	105,614,836
United States	—	986,759,475	—	986,759,475
U.S. Treasury Obligations	—	105,385,937	—	105,385,937
Securities Lending Collateral	—	2,599,555	—	2,599,555
Total Investments in Securities	—	$9,604,279,945	—	$9,604,279,945

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Forward Currency Contracts**	—	$21,363,486	—	$21,363,486
Liabilities
Forward Currency Contracts**	—	(62,772,832)	—	(62,772,832)
Total Financial Instruments	—	$(41,409,346)	—	$(41,409,346)
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA International Government Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (100.0%)
AUSTRALIA — (4.9%)
New South Wales Treasury Corp.
	4.750%, 02/20/37	AUD	7,400	$4,849,080
Queensland Treasury Corp.
	5.000%, 07/21/37	AUD	41,000	27,207,529
Treasury Corp. of Victoria
	2.250%, 11/20/34	AUD	25,500	14,162,470
	2.000%, 09/17/35	AUD	11,000	5,795,825
	2.000%, 11/20/37	AUD	4,200	2,035,484
TOTAL AUSTRALIA				54,050,388
BELGIUM — (3.6%)
FLUVIUS System Operator CV
	3.875%, 05/09/33	EUR	5,000	5,770,106
	3.875%, 05/02/34	EUR	5,000	5,728,774
	3.750%, 02/16/36	EUR	2,000	2,249,203
Ministeries Van de Vlaamse Gemeenschap
	3.125%, 06/22/34	EUR	5,000	5,563,169
	1.000%, 10/13/36	EUR	6,300	5,519,508
	3.675%, 06/22/40	EUR	13,500	14,691,064
TOTAL BELGIUM				39,521,824
CANADA — (16.9%)
CDP Financial, Inc.
	2.750%, 02/13/32	EUR	8,700	9,725,913
	3.650%, 06/02/35	CAD	1,000	694,283
CPPIB Capital, Inc.
	3.950%, 06/02/32	CAD	5,000	3,633,235
	1.500%, 03/04/33	EUR	31,520	32,304,099
Ontario Teachers' Finance Trust
	1.850%, 05/03/32	EUR	13,000	13,799,215
Ω	1.850%, 05/03/32	EUR	3,333	3,537,906
Province of Alberta
	4.500%, 12/01/40	CAD	3,000	2,146,663
Province of British Columbia
	1.550%, 06/18/31	CAD	10,000	6,533,295
	3.550%, 06/18/33	CAD	16,000	11,294,218
	4.150%, 06/18/34	CAD	3,000	2,182,701
Province of Manitoba
	4.250%, 06/02/34	CAD	4,000	2,924,935
	4.100%, 03/05/41	CAD	3,000	2,031,680
Province of Ontario
	3.750%, 06/02/32	CAD	39,000	28,081,892
	3.650%, 06/02/33	CAD	4,800	3,414,288
	4.150%, 06/02/34	CAD	6,000	4,375,161
	3.800%, 12/02/34	CAD	5,000	3,544,245
Province of Quebec
	1.500%, 09/01/31	CAD	31,000	20,106,160
	3.600%, 09/01/33	CAD	5,500	3,882,074
			Face Amount^	Value†
			(000)
CANADA — (Continued)
	4.450%, 09/01/34	CAD	9,000	$6,660,648
	5.750%, 12/01/36	CAD	6,400	5,150,132
	Province of Saskatchewan
	3.300%, 05/08/34	EUR	10,000	11,389,558
PSP Capital, Inc.
	4.150%, 06/01/33	CAD	3,600	2,632,827
	3.250%, 07/02/34	EUR	5,000	5,660,601
	TOTAL CANADA			185,705,729
DENMARK — (3.4%)
Denmark Government Bonds
	2.250%, 11/15/33	DKK	252,000	37,313,067
FINLAND — (1.8%)
Kuntarahoitus OYJ
	1.250%, 02/23/33	EUR	19,011	19,343,400
FRANCE — (20.9%)
	Aeroports de Paris SA
	3.500%, 03/20/33	EUR	8,000	9,013,059
Agence France Locale
Δ	0.000%, 03/20/31	EUR	11,100	10,941,784
	3.125%, 03/20/33	EUR	6,100	6,771,252
	3.125%, 03/20/34	EUR	5,000	5,500,741
French Republic Government Bonds OAT
	3.500%, 11/25/33	EUR	54,000	61,732,077
	1.250%, 05/25/34	EUR	69,000	66,522,034
	4.750%, 04/25/35	EUR	23,000	28,386,470
	Region of Ile de France
	1.375%, 06/20/33	EUR	5,000	4,974,506
	SFIL SA
	2.875%, 01/22/31	EUR	5,000	5,632,569
SNCF Reseau
	1.000%, 11/09/31	EUR	3,400	3,446,940
	5.250%, 01/31/35	GBP	1,000	1,324,934
Societe Nationale SNCF SACA
	3.375%, 05/25/33	EUR	6,200	7,000,076
	3.625%, 04/03/35	EUR	14,000	15,774,224
	UNEDIC ASSEO
	1.250%, 05/25/33	EUR	3,400	3,370,680
	TOTAL FRANCE			230,391,346
GERMANY — (2.6%)
	Bayerische Landesbank
	3.625%, 08/04/32	EUR	13,300	15,309,484
Deutsche Bahn AG
	1.625%, 08/16/33	EUR	4,773	4,883,106
	1.375%, 03/03/34	EUR	2,000	1,974,501
EnBW International Finance BV
	4.300%, 05/23/34	EUR	5,000	5,933,895

DFA International Government Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
GERMANY — (Continued)
6.048%, 10/30/34	AUD	1,450	$1,015,854
TOTAL GERMANY			29,116,840
IRELAND — (0.4%)
ESB Finance DAC
4.000%, 05/03/32	EUR	3,500	4,092,953
JAPAN — (17.9%)
Japan Government Ten Year Bonds
0.100%, 12/20/30	JPY	1,000,000	5,802,206
0.100%, 03/20/31	JPY	1,950,000	11,242,726
0.100%, 12/20/31	JPY	650,000	3,672,078
0.200%, 03/20/32	JPY	1,100,000	6,207,303
0.200%, 09/20/32	JPY	1,300,000	7,230,829
0.500%, 12/20/32	JPY	1,100,000	6,197,002
0.800%, 09/20/33	JPY	1,100,000	6,203,777
0.900%, 09/20/34	JPY	900,000	4,977,845
1.500%, 06/20/35	JPY	700,000	4,002,194
Japan Government Thirty Year Bonds
2.500%, 03/20/36	JPY	400,000	2,460,111
2.400%, 03/20/37	JPY	800,000	4,803,168
2.400%, 09/20/38	JPY	1,400,000	8,195,770
2.300%, 03/20/39	JPY	800,000	4,587,310
2.300%, 03/20/40	JPY	1,450,000	8,154,011
Japan Government Twenty Year Bonds
2.000%, 03/20/31	JPY	700,000	4,402,822
1.400%, 09/20/34	JPY	1,000,000	5,758,776
1.300%, 06/20/35	JPY	500,000	2,808,460
1.200%, 09/20/35	JPY	560,000	3,099,191
1.000%, 12/20/35	JPY	640,000	3,453,237
0.500%, 09/20/36	JPY	1,150,000	5,757,553
0.600%, 12/20/36	JPY	1,570,000	7,878,764
0.700%, 03/20/37	JPY	1,000,000	5,033,783
0.600%, 06/20/37	JPY	1,500,000	7,397,756
0.600%, 09/20/37	JPY	850,000	4,153,597
0.500%, 03/20/38	JPY	1,200,000	5,690,582
0.500%, 06/20/38	JPY	1,700,000	7,981,735
0.700%, 09/20/38	JPY	1,600,000	7,641,947
0.500%, 12/20/38	JPY	1,300,000	5,987,493
0.400%, 03/20/39	JPY	1,100,000	4,947,770
0.300%, 06/20/39	JPY	1,100,000	4,824,569
0.300%, 09/20/39	JPY	1,800,000	7,813,067
0.300%, 12/20/39	JPY	900,000	3,866,428
0.400%, 03/20/40	JPY	1,800,000	7,776,864
0.400%, 06/20/40	JPY	950,000	4,062,839
0.400%, 09/20/40	JPY	675,000	2,858,245
TOTAL JAPAN			196,931,808
NETHERLANDS — (2.1%)
Alliander NV
3.000%, 05/06/33	EUR	9,700	10,715,479
Enexis Holding NV
0.625%, 06/17/32	EUR	5,100	4,969,140
		Face Amount^	Value†
		(000)
NETHERLANDS — (Continued)
3.250%, 04/09/33	EUR	2,200	$2,471,500
3.500%, 05/30/36	EUR	1,000	1,108,804
Nederlandse Gasunie NV
3.750%, 01/15/38	EUR	2,000	2,226,623
Stedin Holding NV
3.000%, 11/03/32	EUR	2,000	2,215,355
TOTAL NETHERLANDS			23,706,901
NEW ZEALAND — (5.0%)
New Zealand Government Bonds
2.000%, 05/15/32	NZD	11,100	5,772,932
3.500%, 04/14/33	NZD	6,400	3,574,977
4.250%, 05/15/34	NZD	35,000	20,281,106
2.750%, 04/15/37	NZD	24,200	11,855,748
New Zealand Local Government Funding Agency Bonds
3.500%, 04/14/33	NZD	14,400	7,919,956
3.000%, 05/15/35	NZD	5,000	2,544,694
2.000%, 04/15/37	NZD	6,000	2,626,385
TOTAL NEW ZEALAND			54,575,798
NORWAY — (1.0%)
Equinor ASA
1.375%, 05/22/32	EUR	4,400	4,497,395
1.625%, 02/17/35	EUR	2,000	1,945,113
Statnett SF
3.375%, 02/26/36	EUR	3,000	3,325,777
3.625%, 10/21/38	EUR	1,000	1,102,016
TOTAL NORWAY			10,870,301
SPAIN — (0.4%)
Spain Government Bonds
3.550%, 10/31/33	EUR	4,000	4,669,810
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (8.8%)
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
0.150%, 10/10/34	EUR	30,000	26,538,909
European Financial Stability Facility
1.250%, 05/24/33	EUR	28,300	28,625,575
European Investment Bank
5.000%, 04/15/39	GBP	13,000	16,989,616
European Union
1.250%, 04/04/33	EUR	7,200	7,268,850
3.000%, 12/04/34	EUR	1,000	1,120,023
3.375%, 12/12/35	EUR	10,000	11,429,176
3.250%, 12/12/36	EUR	2,000	2,238,508

DFA International Government Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
3.375%, 10/04/38	EUR	3,000	$3,333,383
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			97,544,040
SWITZERLAND — (2.7%)
Swisscom Finance BV
3.500%, 11/29/31	EUR	17,749	20,380,478
3.125%, 05/21/32	EUR	2,500	2,804,435
3.625%, 11/17/37	EUR	6,300	6,950,445
TOTAL SWITZERLAND			30,135,358
UNITED KINGDOM — (7.6%)
U.K. Gilts
4.125%, 03/07/33	GBP	9,000	11,693,473
		Face Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
4.500%, 03/07/35	GBP	4,000	$5,212,862
0.625%, 07/31/35	GBP	10,000	9,244,155
4.750%, 10/22/35	GBP	15,000	19,793,760
4.250%, 03/07/36	GBP	8,000	10,120,163
4.875%, 07/31/36	GBP	5,000	6,616,357
5.250%, 01/31/41	GBP	16,000	21,152,764
TOTAL UNITED KINGDOM			83,833,534
TOTAL BONDS Cost ($1,192,539,310)			1,101,803,097
TOTAL INVESTMENTS — (100.0%)
(Cost $1,192,539,310)^^			$1,101,803,097
As of July 31, 2026, DFA International Government Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	37,919,097	DKK	242,622,941	Citibank, N.A.	08/03/26	$488,837
DKK	242,622,941	USD	37,225,353	Societe Generale	08/03/26	204,906
USD	38,528,713	CAD	53,547,367	Societe Generale	08/10/26	321,444
USD	41,877,150	CAD	58,176,302	Citibank, N.A.	08/11/26	365,287
USD	802,373	CAD	1,118,274	Citibank, N.A.	08/14/26	4,324
JPY	354,311,902	USD	2,204,454	Bank of New York Mellon	08/17/26	24,670
USD	75,152,885	EUR	64,664,831	Citibank, N.A.	08/21/26	534,499
DKK	2,614,828	USD	398,514	Bank of America Corp.	08/25/26	5,325
AUD	1,889,350	USD	1,322,487	HSBC Bank	08/28/26	6,390
USD	12,788,273	GBP	9,473,619	Citibank, N.A.	09/18/26	20,478
Total Appreciation						$1,976,160
USD	382,174	CAD	541,084	Citibank, N.A.	08/14/26	$(3,967)
USD	4,294,933	CAD	6,080,293	State Street Bank and Trust	08/14/26	(44,232)
USD	3,290,215	JPY	524,923,755	Citibank, N.A.	08/17/26	(12,299)
USD	2,457,382	JPY	392,438,650	Royal Bank of Canada	08/17/26	(11,614)
USD	40,343,205	NZD	68,878,700	HSBC Bank	08/19/26	(248,931)
USD	1,144,227	NZD	1,952,404	Citibank, N.A.	08/21/26	(6,450)
USD	24,133,331	GBP	17,920,568	Citibank, N.A.	08/21/26	(18,693)
USD	11,453,156	JPY	1,827,078,280	Societe Generale	08/21/26	(45,331)
USD	2,849,130	EUR	2,490,291	UBS AG	08/21/26	(24,480)
USD	3,068,657	CAD	4,322,629	Citibank, N.A.	08/24/26	(17,480)
USD	75,473,182	EUR	66,034,911	Societe Generale	08/24/26	(735,262)
USD	418,483	DKK	2,749,534	Citibank, N.A.	08/25/26	(6,160)
USD	6,281,347	NZD	10,838,549	Citibank, N.A.	08/27/26	(107,705)
USD	78,731,384	EUR	69,233,819	Societe Generale	08/28/26	(1,181,509)
USD	54,616,511	AUD	79,332,828	Societe Generale	08/28/26	(1,182,340)
USD	75,992,806	EUR	66,459,567	Australia and New Zealand Bank	08/31/26	(727,067)
USD	3,526,513	NZD	6,215,325	HSBC Bank	08/31/26	(137,721)
USD	33,573,956	EUR	29,350,665	Citibank, N.A.	09/04/26	(313,378)
USD	18,199,955	GBP	13,606,415	HSBC Bank	09/04/26	(137,597)

DFA International Government Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	71,270,168	EUR	62,322,556	Societe Generale	09/08/26	$(696,745)
USD	90,085	EUR	78,541	Citibank, N.A.	09/14/26	(631)
USD	24,479,883	EUR	21,363,876	UBS AG	09/14/26	(195,843)
USD	74,844,676	EUR	65,390,287	Citibank, N.A.	09/15/26	(685,443)
USD	54,626,484	JPY	8,759,664,832	Australia and New Zealand Bank	09/18/26	(623,809)
USD	418,252	GBP	313,906	Citibank, N.A.	09/18/26	(4,806)
USD	1,641,746	EUR	1,433,221	Citibank, N.A.	09/22/26	(14,174)
USD	28,669,266	EUR	25,008,690	HSBC Bank	09/22/26	(225,370)
USD	2,577,160	EUR	2,260,154	Royal Bank of Canada	09/22/26	(34,185)
USD	2,576,911	EUR	2,260,153	UBS AG	09/22/26	(34,433)
USD	56,318,987	JPY	9,040,586,819	Australia and New Zealand Bank	09/24/26	(730,819)
USD	22,921,770	GBP	17,424,034	HSBC Bank	09/24/26	(561,019)
USD	4,595,333	CAD	6,518,791	Australia and New Zealand Bank	09/25/26	(65,371)
USD	2,203,137	CAD	3,109,585	Citibank, N.A.	09/25/26	(20,106)
USD	423,129	DKK	2,768,462	Citibank, N.A.	09/29/26	(5,200)
USD	54,563,081	JPY	8,767,244,381	Royal Bank of Canada	09/29/26	(784,178)
USD	11,574,982	CAD	16,376,446	Royal Bank of Canada	10/02/26	(137,311)
USD	2,341,167	JPY	377,237,734	Societe Generale	10/06/26	(41,665)
USD	13,033,688	JPY	2,094,897,580	Royal Bank of Canada	10/07/26	(199,849)
USD	15,275,293	GBP	11,406,744	Societe Generale	10/09/26	(97,986)
USD	725,574	AUD	1,037,493	Citibank, N.A.	10/16/26	(3,560)
USD	3,112,525	NZD	5,354,007	Citibank, N.A.	10/22/26	(48,422)
USD	4,150,412	CAD	5,819,123	Royal Bank of Canada	10/23/26	(15,409)
USD	9,581,977	GBP	7,207,231	State Street Bank and Trust	10/29/26	(131,693)
USD	37,394,250	DKK	242,622,941	Societe Generale	10/30/26	(202,864)
Total (Depreciation)						$(10,523,107)
Total Appreciation (Depreciation)						$(8,546,947)
As of July 31, 2026, the value of Rule 144A securities amounted to $3,537,906 or 0.3% of net assets.
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$54,050,388	—	$54,050,388
Belgium	—	39,521,824	—	39,521,824
Canada	—	185,705,729	—	185,705,729
Denmark	—	37,313,067	—	37,313,067
Finland	—	19,343,400	—	19,343,400
France	—	230,391,346	—	230,391,346
Germany	—	29,116,840	—	29,116,840
Ireland	—	4,092,953	—	4,092,953
Japan	—	196,931,808	—	196,931,808
Netherlands	—	23,706,901	—	23,706,901
New Zealand	—	54,575,798	—	54,575,798
Norway	—	10,870,301	—	10,870,301
Spain	—	4,669,810	—	4,669,810
Supranational Organization Obligations	—	97,544,040	—	97,544,040

DFA International Government Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	—	$30,135,358	—	$30,135,358
United Kingdom	—	83,833,534	—	83,833,534
Total Investments in Securities	—	$1,101,803,097	—	$1,101,803,097
Financial Instruments
Assets
Forward Currency Contracts**	—	1,976,160	—	1,976,160
Liabilities
Forward Currency Contracts**	—	(10,523,107)	—	(10,523,107)
Total Financial Instruments	—	$(8,546,947)	—	$(8,546,947)
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Intermediate Government Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (32.7%)
Federal Home Loan Banks
1.875%, 09/11/26	2,500	$2,494,456
3.000%, 09/11/26	62,930	62,863,712
2.125%, 12/11/26	30,250	30,068,937
2.500%, 12/10/27	97,640	95,405,766
3.000%, 03/10/28	51,070	50,048,343
3.250%, 06/09/28	202,360	198,993,444
3.250%, 11/16/28	270,180	264,256,160
2.125%, 09/14/29	12,635	11,769,257
2.125%, 12/14/29	52,580	48,883,058
4.500%, 09/13/30	16,335	16,392,543
4.750%, 03/10/34	15,000	15,002,369
5.500%, 07/15/36	158,590	167,167,258
Tennessee Valley Authority
2.875%, 02/01/27	170,019	168,916,184
7.125%, 05/01/30	159,440	174,095,034
1.500%, 09/15/31	77,768	66,960,758
4.700%, 07/15/33	19,000	19,058,663
4.375%, 08/01/34	122,591	120,165,395
4.875%, 05/15/35	160,000	160,588,595
4.650%, 06/15/35	10,635	10,538,255
5.880%, 04/01/36	144,694	155,951,433
6.150%, 01/15/38	709	787,345
5.500%, 06/15/38	6,207	6,503,322
5.250%, 09/15/39	129,072	130,704,052
TOTAL AGENCY OBLIGATIONS		1,977,614,339
U.S. TREASURY OBLIGATIONS — (67.0%)
U.S. Treasury Bonds
6.750%, 08/15/26	8,183	8,189,064
6.500%, 11/15/26	5,500	5,537,240
6.625%, 02/15/27	5,000	5,072,656
6.125%, 11/15/27	8,250	8,444,971
5.500%, 08/15/28	7,500	7,677,246
5.250%, 11/15/28	17,932	18,306,152
5.250%, 02/15/29	41,500	42,535,879
6.125%, 08/15/29	6,278	6,594,598
6.250%, 05/15/30	51,789	55,139,527
5.375%, 02/15/31	13,250	13,779,482
4.500%, 02/15/36	20,750	20,569,248
4.750%, 02/15/37	285,250	286,464,540
5.000%, 05/15/37	321,000	329,012,462
4.375%, 02/15/38	253,400	244,917,040
4.500%, 05/15/38	335,355	326,813,927
3.500%, 02/15/39	226,635	198,057,743
4.250%, 05/15/39	148,050	138,970,372
4.500%, 08/15/39	144,424	138,331,112
4.375%, 11/15/39	5,000	4,715,625
1.125%, 05/15/40	126,350	77,083,370
4.375%, 05/15/40	10,000	9,381,250
1.125%, 08/15/40	223,250	134,743,585
	Face Amount	Value†
	(000)

3.875%, 08/15/40	12,250	$10,834,072
1.375%, 11/15/40	168,000	104,566,876
4.250%, 11/15/40	35,000	32,164,453
1.875%, 02/15/41	40,000	26,743,750
4.375%, 05/15/41	10,000	9,263,281
U.S. Treasury Notes
1.500%, 08/15/26	65,000	64,939,062
1.375%, 08/31/26	11,000	10,977,656
1.625%, 09/30/26	19,000	18,933,797
1.625%, 10/31/26	31,000	30,830,469
2.000%, 11/15/26	35,550	35,358,849
1.500%, 01/31/27	5,000	4,939,779
2.250%, 02/15/27	8,500	8,421,334
1.125%, 02/28/27	10,250	10,082,467
0.625%, 03/31/27	5,000	4,890,938
2.375%, 05/15/27	5,250	5,179,438
0.500%, 05/31/27	7,000	6,796,508
0.500%, 06/30/27	7,250	7,017,224
0.375%, 07/31/27	3,000	2,890,055
2.250%, 08/15/27	9,850	9,659,186
0.500%, 08/31/27	5,000	4,808,008
0.375%, 09/30/27	5,000	4,786,328
0.500%, 10/31/27	7,000	6,688,828
2.250%, 11/15/27	5,000	4,877,734
0.625%, 11/30/27	5,000	4,770,508
1.125%, 02/29/28	5,000	4,763,867
1.250%, 03/31/28	5,000	4,761,133
2.875%, 05/15/28	3,500	3,416,738
1.250%, 06/30/28	9,500	8,978,242
1.000%, 07/31/28	6,000	5,627,344
2.875%, 08/15/28	10,750	10,458,154
1.250%, 09/30/28	25,000	23,440,430
1.375%, 10/31/28	17,875	16,764,795
3.125%, 11/15/28	21,000	20,466,797
2.625%, 02/15/29	62,750	60,222,842
2.375%, 05/15/29	191,500	181,812,792
1.625%, 08/15/29	19,700	18,207,879
3.875%, 09/30/29	10,000	9,861,719
4.000%, 10/31/29	38,250	37,839,111
1.750%, 11/15/29	44,250	40,767,041
3.875%, 11/30/29	91,750	90,377,334
3.875%, 12/31/29	86,250	84,912,451
3.500%, 01/31/30	26,000	25,270,781
1.500%, 02/15/30	38,400	34,824,000
4.000%, 02/28/30	38,000	37,538,359
3.625%, 03/31/30	15,000	14,619,141
3.500%, 04/30/30	17,425	16,896,124
0.625%, 05/15/30	149,050	129,690,967
3.750%, 05/31/30	21,500	21,021,289
3.750%, 06/30/30	20,000	19,542,188
4.000%, 07/31/30	27,000	26,611,875
0.625%, 08/15/30	125,000	107,729,492
4.125%, 08/31/30	10,000	9,895,703
4.625%, 09/30/30	18,500	18,653,926

DFA Intermediate Government Fixed Income Portfolio
CONTINUED
	Face Amount	Value†
	(000)

4.875%, 10/31/30	18,000	$18,319,922
0.875%, 11/15/30	8,000	6,907,812
4.375%, 11/30/30	8,400	8,385,891
3.750%, 12/31/30	15,000	14,603,320
4.000%, 01/31/31	12,125	11,918,496
1.250%, 08/15/31	48,750	41,787,891
3.750%, 08/31/31	10,000	9,687,109
1.375%, 11/15/31	22,500	19,254,199
4.125%, 11/30/31	6,000	5,905,781
4.375%, 01/31/32	15,000	14,932,031
2.875%, 05/15/32	11,000	10,101,523
2.750%, 08/15/32	27,000	24,502,500
3.500%, 02/15/33	26,000	24,480,625
3.750%, 02/28/33	22,000	21,023,750
4.125%, 04/30/33	40,000	39,009,375
3.375%, 05/15/33	7,000	6,521,211
4.250%, 06/30/33	15,550	15,263,297
3.875%, 08/15/33	10,000	9,584,375
4.500%, 11/15/33	22,500	22,383,106
4.000%, 02/15/34	10,000	9,618,750
4.375%, 05/15/34	15,000	14,762,109
4.250%, 11/15/34	10,000	9,727,734
4.625%, 02/15/35	25,000	24,937,500
	Face Amount	Value†
	(000)

4.250%, 05/15/35	9,000	$8,726,836
4.250%, 08/15/35	10,000	9,682,422
4.000%, 11/15/35	10,000	9,479,688
4.125%, 02/15/36	19,000	18,156,875
4.375%, 05/15/36	22,000	21,422,500
TOTAL U.S. TREASURY OBLIGATIONS		4,046,816,831
TOTAL INVESTMENT SECURITIES (Cost $6,350,753,363)		6,024,431,170

		Shares
MONEY MARKET FUNDS — (0.3%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.620%	17,702,819	17,702,819
TOTAL INVESTMENTS — (100.0%)
(Cost $6,368,456,182)^^			$6,042,133,989
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$1,977,614,339	—	$1,977,614,339
U.S. Treasury Obligations	—	4,046,816,831	—	4,046,816,831
Money Market Funds	$17,702,819	—	—	17,702,819
Total Investments in Securities	$17,702,819	$6,024,431,170	—	$6,042,133,989

DFA Short-Term Extended Quality Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (85.2%)
3M Co.
	1.750%, 05/15/30	EUR	9,880	$10,718,840
7-Eleven, Inc.
Ω	1.800%, 02/10/31		7,525	6,511,509
ABB Finance BV
Δ	0.000%, 01/19/30	EUR	1,300	1,341,450
AbbVie, Inc.
	4.800%, 03/15/29		9,841	9,871,655
	3.200%, 11/21/29		800	762,582
AbbVie, Inc., SOFR + 0.480%, FRN
(r)	4.128%, 03/03/28		6,605	6,612,699
Abertis France SAS
	1.475%, 01/18/31	EUR	1,300	1,366,685
Abertis Infraestructuras SA
	3.125%, 07/07/30	EUR	2,000	2,268,396
ABN AMRO Bank NV
	0.500%, 09/23/29	EUR	400	421,725
	4.250%, 02/21/30	EUR	21,900	25,870,714
Ω	4.197%, 02/26/31		5,200	5,034,841
Accenture Capital, Inc.
	5.000%, 07/10/31		1,450	1,443,632
Acciona Energia Financiacion Filiales SA
	3.750%, 04/25/30	EUR	5,800	6,664,022
Adventist Health System
	4.742%, 12/01/30		12,400	12,179,400
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
#	4.375%, 11/15/30		500	486,216
Aeroports de Paris SA
	2.750%, 04/02/30	EUR	2,400	2,702,505
African Development Bank
	3.875%, 06/12/28		10,000	9,914,724
Airbnb, Inc.
	4.650%, 03/16/31		3,500	3,450,561
Aker BP ASA
Ω	3.750%, 01/15/30		4,400	4,222,832
Ω	4.000%, 01/15/31		12,741	12,169,793
Akzo Nobel NV
	1.625%, 04/14/30	EUR	5,000	5,392,500
Alexandria Real Estate Equities, Inc.
	4.900%, 12/15/30		5,500	5,446,051
Alimentation Couche-Tard, Inc.
#Ω	2.950%, 01/25/30		500	468,385
Allstate Corp.
	5.050%, 06/24/29		300	302,482
	1.450%, 12/15/30		2,000	1,728,360
		Face Amount^	Value†
		(000)
Amadeus IT Group SA
3.375%, 03/25/30	EUR	5,300	$6,050,943
Amazon.com, Inc.
3.850%, 03/13/28		14,100	13,967,496
3.400%, 06/12/29	CAD	20,100	14,294,178
Amazon.com, Inc., SOFR + 0.590%, FRN
(r) 4.241%, 03/13/29		20,875	20,928,278
AMCO - Asset Management Co. SpA
3.250%, 04/02/30	EUR	5,000	5,710,676
Amdocs Ltd.
2.538%, 06/15/30		4,400	3,960,085
American Honda Finance Corp.
5.650%, 11/15/28		400	408,109
# 4.900%, 03/13/29		230	230,419
4.800%, 03/05/30		500	495,673
4.600%, 04/17/30		500	491,996
4.500%, 09/04/30		10,500	10,270,496
5.850%, 10/04/30		500	513,993
4.450%, 01/08/31		500	486,014
1.800%, 01/13/31		8,500	7,378,950
American Honda Finance Corp., SOFR + 0.650%, FRN
(r) 4.284%, 11/19/27		9,100	9,098,955
American Honda Finance Corp., SOFR + 0.720%, FRN
(r) 4.385%, 10/22/27		3,154	3,155,987
American Honda Finance Corp., SOFR + 0.820%, FRN
(r) 4.468%, 03/03/28		5,000	5,003,795
American Honda Finance Corp., SOFR + 0.900%, FRN
(r) 4.547%, 09/01/28		4,700	4,712,230
American Medical Systems Europe BV
3.375%, 03/08/29	EUR	5,000	5,769,919
3.000%, 03/08/31	EUR	5,000	5,620,693
American National Group, Inc.
5.750%, 10/01/29		11,045	11,186,375
Ameriprise Financial, Inc.
5.700%, 12/15/28		2,415	2,471,270
4.800%, 06/15/31		21,264	21,088,545
Amphenol Corp.
5.050%, 04/05/29		400	404,089

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Amphenol Corp., SOFR + 0.530%, FRN
(r)	4.161%, 11/15/27		8,893	$8,906,168
Amprion GmbH
	3.125%, 08/27/30	EUR	4,500	5,098,022
Aon Corp.
	2.800%, 05/15/30		5,234	4,848,027
APA Infrastructure Ltd.
	2.000%, 07/15/30	EUR	6,500	7,035,534
APRR SA
	3.125%, 01/24/30	EUR	5,200	5,945,998
	2.875%, 01/14/31	EUR	1,000	1,123,434
Arrow Electronics, Inc.
	5.150%, 08/21/29		8,100	8,126,030
Asian Development Bank
	4.375%, 01/14/28		4,109	4,104,342
	3.750%, 04/25/28		35,000	34,632,555
Asian Development Bank, SOFR + 0.280%, FRN
(r)	3.946%, 01/29/31		10,000	10,008,820
ASN Bank NV
	4.875%, 03/07/30	EUR	12,600	15,115,881
AstraZeneca PLC
	4.000%, 01/17/29		564	556,659
AT&T, Inc.
	2.600%, 12/17/29	EUR	7,900	8,854,513
	3.150%, 06/01/30	EUR	3,180	3,606,551
Athene Holding Ltd.
#	6.150%, 04/03/30		3,200	3,297,171
#	3.500%, 01/15/31		38,800	35,994,324
Atlas Warehouse Lending Co. LP
Ω	4.950%, 11/15/30		10,700	10,454,689
Australia & New Zealand Banking Group Ltd., SOFR + 0.590%, FRN
(r)Ω	4.238%, 12/08/28		23,900	23,970,337
Australia & New Zealand Banking Group Ltd., SOFR + 0.620%, FRN
(r)Ω	4.271%, 06/18/28		9,100	9,132,578
(r)	4.271%, 06/18/28		5,000	5,017,900
Australia & New Zealand Banking Group Ltd., SOFR + 0.680%, FRN
(r)Ω	4.342%, 07/16/27		1,684	1,689,604
(r)	4.342%, 07/16/27		7,100	7,123,629
(r)Ω	4.328%, 12/08/30		20,733	20,806,652
Australia & New Zealand Banking Group Ltd., SOFR + 0.850%, FRN
(r)Ω	4.502%, 12/16/29		7,250	7,328,618
(r)	4.502%, 12/16/29		1,419	1,434,387
Autoliv, Inc.
	3.625%, 08/07/29	EUR	11,160	12,866,298
	3.000%, 10/29/30	EUR	3,460	3,864,797
			Face Amount^	Value†
			(000)
Autoroutes du Sud de la France SA
	1.375%, 02/21/31	EUR	2,000	$2,100,858
Autostrade per l'Italia SpA
	1.875%, 09/26/29	EUR	3,830	4,202,182
AvalonBay Communities, Inc.
	4.350%, 12/01/30		7,500	7,353,458
Aviation Capital Group LLC
	6.750%, 10/25/28		1,900	1,966,390
Ω	5.375%, 07/15/29		400	402,869
Ω	4.800%, 10/24/30		15,950	15,667,367
Ayvens SA
	3.875%, 07/16/29	EUR	13,900	16,197,106
BAE Systems PLC
Ω	1.900%, 02/15/31		2,200	1,927,669
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
	3.138%, 11/07/29		200	190,278
	4.350%, 06/15/31		9,940	9,654,214
Banco Bilbao Vizcaya Argentaria SA
	4.375%, 10/14/29	EUR	1,300	1,550,631
	3.625%, 06/07/30	EUR	2,000	2,322,865
	3.125%, 07/15/30	EUR	200	227,446
Banco BPM SpA
	3.375%, 01/21/30	EUR	6,350	7,287,522
Banco Santander SA
	5.588%, 08/08/28		8,200	8,325,238
#	4.551%, 11/06/30		1,000	977,195
Banco Santander SA, SOFR + 1.120%, FRN
(r)	4.746%, 11/06/30		10,000	10,065,020
Bank of Montreal
	5.511%, 06/04/31		1,700	1,735,992
Bank of New York Mellon Corp.
	3.850%, 04/28/28		4,800	4,757,676
Bank of New York Mellon Corp., SOFR + 0.630%, FRN
(r)	4.295%, 01/22/30		15,500	15,496,766
Bank of New Zealand
Ω	4.846%, 02/07/28		15,900	15,976,560
Bank of Nova Scotia
	4.680%, 02/01/29	CAD	12,200	8,929,232
	3.500%, 04/17/29	EUR	880	1,020,029
	5.450%, 08/01/29		400	408,342
Bank of Nova Scotia, SOFR + 1.080%, FRN
(r)	4.747%, 08/01/29		6,000	6,059,779
Banque Federative du Credit Mutuel SA
	4.375%, 05/02/30	EUR	700	825,946
Ω	4.541%, 01/15/31		1,000	973,099
	3.125%, 03/11/31	EUR	7,800	8,783,838

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Banque Federative du Credit Mutuel SA, SOFR + 0.990%, FRN
(r)Ω	4.652%, 10/16/28		6,649	$6,697,781
BAT International Finance PLC
	5.931%, 02/02/29		800	821,104
	2.250%, 01/16/30	EUR	16,965	18,785,215
Baxter International, Inc.
#	3.950%, 04/01/30		22,200	21,246,771
Bayer AG
	1.125%, 01/06/30	EUR	9,400	10,009,928
Bayer Capital Corp. BV
	2.125%, 12/15/29	EUR	800	883,079
Bayer U.S. Finance LLC
Ω	6.250%, 01/21/29		3,100	3,188,163
Ω	6.375%, 11/21/30		623	650,253
#	6.375%, 11/21/30		7,200	7,507,872
Bayerische Landesbank
	3.000%, 02/18/30	EUR	700	797,812
Belfius Bank SA
	3.750%, 01/22/29	EUR	1,500	1,742,381
	4.125%, 09/12/29	EUR	3,100	3,651,226
	3.375%, 05/28/30	EUR	7,800	8,909,598
Best Buy Co., Inc.
	1.950%, 10/01/30		17,834	15,809,565
BG Energy Capital PLC
	2.250%, 11/21/29	EUR	800	890,691
BHP Billiton Finance Ltd.
	1.500%, 04/29/30	EUR	10,190	10,933,374
Black Hills Corp.
	4.550%, 01/31/31		12,943	12,613,444
BMS Ireland Capital Funding DAC
	2.973%, 11/10/30	EUR	2,000	2,262,492
BMW U.S. Capital LLC
Ω	4.150%, 04/09/30		8,100	7,851,071
	4.150%, 04/09/30		500	484,634
Ω	4.650%, 03/19/31		5,500	5,378,617
Ω	2.550%, 04/01/31		7,800	6,962,114
BMW U.S. Capital LLC, SOFR + 0.920%, FRN
(r)Ω	4.571%, 03/21/28		22,000	22,133,344
BNG Bank NV, SOFR + 1.000%, FRN
(r)	4.626%, 08/05/26		20,000	20,000,919
BNP Paribas SA
Ω	4.400%, 08/14/28		11,600	11,489,381
	1.375%, 05/28/29	EUR	3,500	3,818,734
	3.625%, 09/01/29	EUR	4,000	4,625,482
Boardwalk Pipelines LP
	3.400%, 02/15/31		2,137	1,980,256
Boeing Co.
	3.200%, 03/01/29		400	384,626
	2.950%, 02/01/30		600	561,207
Boston Properties LP
	4.500%, 12/01/28		600	595,739
	3.400%, 06/21/29		13,885	13,315,557
			Face Amount^	Value†
			(000)
#	3.250%, 01/30/31		10,200	$9,400,583
	Boston Scientific Corp.
	2.650%, 06/01/30		3,000	2,770,204
	Bouygues SA
	0.500%, 02/11/30	EUR	5,400	5,649,804
	BP Capital Markets BV
	3.773%, 05/12/30	EUR	2,000	2,333,862
	BP Capital Markets PLC
	1.637%, 06/26/29	EUR	7,600	8,380,323
	BPCE SA
Ω	5.281%, 05/30/29		1,850	1,872,151
	0.625%, 01/15/30	EUR	5,800	6,079,878
	3.125%, 09/05/30	EUR	6,400	7,254,698
	British Telecommunications Ltd.
Ω	3.250%, 11/08/29		200	189,963
	Broadcom, Inc.
	4.300%, 01/15/31		4,800	4,640,268
	2.450%, 02/15/31		19,500	17,358,425
	Brookfield Asset Management Ltd.
	4.653%, 11/15/30		13,500	13,204,456
	Brookfield Finance, Inc.
	4.850%, 03/29/29		100	99,860
	Brown & Brown, Inc.
	2.375%, 03/15/31		2,500	2,203,435
	Brunswick Corp.
	5.850%, 03/18/29		130	132,498
	Bunge Ltd. Finance Corp.
	4.550%, 08/04/30		28,466	28,058,613
	2.750%, 05/14/31		5,000	4,525,964
	Cadent Finance PLC
	4.250%, 07/05/29	EUR	1,600	1,886,398
	0.625%, 03/19/30	EUR	6,690	6,950,428
	Caisse des Depots et Consignations
	4.625%, 01/31/28		7,800	7,808,071
	Canada Housing Trust No. 1
Ω	2.650%, 12/15/28	CAD	18,800	13,292,432
Ω	4.250%, 12/15/28	CAD	54,000	39,575,604
	Canadian Imperial Bank of Commerce
	5.260%, 04/08/29		800	808,889
	3.807%, 07/09/29	EUR	7,302	8,520,674
	Canadian National Railway Co.
	4.600%, 05/02/29	CAD	1,300	952,329
	Capital One NA
	4.650%, 09/13/28		800	800,155
	2.700%, 02/06/30		7,500	6,960,794
	Cardinal Health, Inc.
	5.000%, 11/15/29		1,440	1,445,857
	Cargill, Inc.
	3.875%, 04/24/30	EUR	2,800	3,271,118
	Carlsberg Breweries AS
	3.000%, 08/28/29	EUR	13,393	15,274,681

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Castellum AB
	4.125%, 12/10/30	EUR	1,800	$2,081,044
	Caterpillar Financial Services Corp., SOFR + 0.490%, FRN
(r)	4.130%, 02/23/29		22,500	22,483,128
	Caterpillar Financial Services Corp., SOFR + 0.580%, FRN
(r)	4.211%, 11/14/28		5,000	5,011,024
	Caterpillar Financial Services Corp., SOFR + 0.640%, FRN
(r)	4.271%, 08/15/28		8,000	8,032,896
	Cboe Global Markets, Inc.
	1.625%, 12/15/30		440	380,198
	CDP Financial, Inc.
	4.250%, 07/25/28		1,520	1,516,511
	CDW LLC/CDW Finance Corp.
	5.100%, 03/01/30		4,700	4,651,544
	Cellnex Telecom SA
	1.875%, 06/26/29	EUR	3,500	3,860,269
	CenterPoint Energy Resources Corp.
	1.750%, 10/01/30		500	442,513
	Charles Schwab Corp.
	1.650%, 03/11/31		1,000	866,300
	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
Ω	4.750%, 05/15/30		5,000	4,964,438
	Chevron USA, Inc., SOFR + 0.470%, FRN
(r)	4.112%, 02/26/28		3,100	3,106,979
	Chevron USA, Inc., SOFR + 0.570%, FRN
(r)	4.200%, 08/13/28		7,000	7,037,119
	Chevron USA, Inc., SOFR + 0.820%, FRN
#(r)	4.481%, 10/15/30		41,472	41,794,493
	Choice Hotels International, Inc.
	3.700%, 12/01/29		7,900	7,579,124
	Chubb INA Holdings LLC
	4.650%, 08/15/29		400	399,156
	0.875%, 12/15/29	EUR	3,200	3,396,015
	Cie de Saint-Gobain SA
	3.375%, 04/08/30	EUR	6,400	7,354,293
	Cigna Group
	5.000%, 05/15/29		14,500	14,606,991
	2.375%, 03/15/31		11,745	10,494,878
	Citigroup, Inc.
	1.250%, 04/10/29	EUR	3,800	4,161,744
	Citizens Financial Group, Inc.
	2.500%, 02/06/30		3,960	3,641,376
			Face Amount^	Value†
			(000)
CK Hutchison Europe Finance 21 Ltd.
	0.750%, 11/02/29	EUR	5,400	$5,701,042
CNO Financial Group, Inc.
	5.250%, 05/30/29		12,509	12,519,540
Colonial SFL Socimi SA
	3.250%, 01/22/30	EUR	2,600	2,953,783
Comcast Corp.
	0.250%, 09/14/29	EUR	1,500	1,574,703
	1.950%, 01/15/31		13,156	11,486,899
#	1.500%, 02/15/31		8,000	6,827,371
Commonwealth Bank of Australia
	4.423%, 03/14/28		7,300	7,292,983
#Ω	3.900%, 03/16/28		1,700	1,685,787
	4.355%, 03/27/29		1,750	1,740,558
Commonwealth Bank of Australia, SOFR + 0.630%, FRN
(r)Ω	4.284%, 03/27/29		19,000	19,067,604
Commonwealth Bank of Australia, SOFR + 0.640%, FRN
(r)	4.291%, 03/14/28		254	255,011
Commonwealth Bank of Australia, SOFR + 0.780%, FRN
(r)Ω	4.435%, 10/01/30		13,300	13,436,485
(r)	4.435%, 10/01/30		22,641	22,873,342
Commonwealth Bank of Australia, SOFR + 0.810%, FRN
(r)Ω	4.461%, 03/14/30		8,860	8,937,340
Compass Group PLC
	3.250%, 02/06/31	EUR	2,000	2,275,226
Conagra Brands, Inc.
	5.000%, 08/01/30		17,428	17,233,321
	8.250%, 09/15/30		12,490	13,866,660
Consolidated Edison Co. of New York, Inc.
	2.400%, 06/15/31		1,500	1,338,757
Constellation Energy Generation LLC
	3.750%, 03/01/31		9,587	9,065,829
Continental AG
	3.500%, 10/01/29	EUR	6,704	7,729,374
Cooperatieve Rabobank UA
#	3.743%, 01/14/28		9,570	9,478,854
	4.883%, 01/21/28		3,000	3,018,285
	4.345%, 06/09/28		71,000	70,799,626
Cooperatieve Rabobank UA, 3M Swap + 1.180%, FRN
(r)	5.647%, 01/19/28	AUD	21,400	15,203,422

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Cooperatieve Rabobank UA, SOFR + 0.590%, FRN
(r)	4.252%, 10/17/28		13,100	$13,107,263
Cooperatieve Rabobank UA, SOFR + 0.650%, FRN
#(r)	4.305%, 04/01/29		5,600	5,622,720
Cooperatieve Rabobank UA, SOFR + 0.700%, FRN
(r)	4.358%, 01/14/31		29,430	29,531,534
Cooperatieve Rabobank UA, SOFR + 0.710%, FRN
(r)	4.358%, 03/05/27		7,750	7,770,135
Cooperatieve Rabobank UA, SOFR + 0.900%, FRN
(r)	4.555%, 10/05/26		2,500	2,503,039
COPT Defense Properties LP
	4.500%, 10/15/30		4,600	4,491,985
CPPIB Capital, Inc.
	4.250%, 07/20/28		1,801	1,796,981
	3.600%, 06/02/29	CAD	10,500	7,573,617
Credit Agricole SA
#Ω	5.301%, 07/12/28		7,700	7,810,474
	4.125%, 03/07/30	EUR	7,400	8,734,215
Credit Agricole SA, SOFR + 0.870%, FRN
(r)Ω	4.520%, 03/11/27		6,257	6,279,083
Credit Mutuel Arkea SA
	1.125%, 05/23/29	EUR	10,100	10,966,595
	0.750%, 01/18/30	EUR	300	315,594
	3.128%, 12/05/30	EUR	5,000	5,654,314
Criteria Caixa SA
	3.500%, 10/02/29	EUR	2,200	2,541,037
Crown Castle, Inc.
	4.900%, 09/01/29		200	199,441
	2.250%, 01/15/31		7,900	6,960,049
CSX Corp.
	4.250%, 03/15/29		400	396,589
CTP NV
	3.625%, 03/10/31	EUR	3,100	3,516,324
CVS Health Corp.
	5.000%, 01/30/29		22	22,124
Daimler Truck Finance Canada, Inc.
	5.770%, 09/25/28	CAD	4,100	3,053,394
Daimler Truck Finance North America LLC
Ω	5.125%, 09/25/29		200	201,012
Daimler Truck Finance North America LLC, SOFR + 0.840%, FRN
(r)Ω	4.496%, 01/13/28		8,270	8,293,156
			Face Amount^	Value†
			(000)
	Daimler Truck International Finance BV
	3.875%, 06/19/29	EUR	1,200	$1,401,228
	3.000%, 11/27/29	EUR	2,000	2,275,192
	Danaher Corp.
	2.500%, 03/30/30	EUR	6,800	7,605,542
	DBS Group Holdings Ltd., SOFR + 0.600%, FRN
(r)Ω	4.252%, 03/21/28		54,500	54,673,588
	DBS Group Holdings Ltd., SOFR + 0.650%, FRN
(r)	4.302%, 03/21/30		5,000	5,030,500
	Dell Bank International DAC
	3.625%, 06/24/29	EUR	5,490	6,356,190
	Dell International LLC/EMC Corp.
	4.500%, 02/15/31		8,300	8,089,761
	Delta Air Lines, Inc.
	5.250%, 07/10/30		3,900	3,921,853
	Dentsply Sirona, Inc.
#	3.250%, 06/01/30		4,550	4,207,718
	Depository Trust Co.
Ω	4.300%, 03/27/29		10,364	10,273,109
	Deutsche Lufthansa AG
	3.500%, 07/14/29	EUR	3,300	3,794,768
	4.000%, 05/21/30	EUR	1,700	1,987,558
	Deutsche Post AG
	3.000%, 03/24/30	EUR	3,213	3,674,998
	Digital Dutch Finco BV
	1.500%, 03/15/30	EUR	900	964,101
	1.250%, 02/01/31	EUR	1,280	1,317,951
	Dollar General Corp.
	5.200%, 07/05/28		252	254,120
	3.500%, 04/03/30		3,600	3,412,393
	Dow Chemical Co.
	2.100%, 11/15/30		8,358	7,353,070
	4.800%, 01/15/31		31,743	31,194,410
	DSV Finance BV
	3.500%, 06/26/29	EUR	680	786,897
	1.375%, 03/16/30	EUR	1,760	1,890,241
	3.250%, 11/06/30	EUR	2,000	2,278,151
	DXC Technology Co.
	1.800%, 09/15/26		1,509	1,504,682
	East Ohio Gas Co.
Ω	2.000%, 06/15/30		3,623	3,238,813
	Eastman Chemical Co.
	4.500%, 02/20/31		36,125	35,107,463
	Eaton Capital ULC
	0.577%, 03/08/30	EUR	1,555	1,626,362
	Eaton Corp.
	4.200%, 03/06/31		3,100	3,006,492
	Edenred SE
	3.250%, 08/27/30	EUR	11,500	13,074,477
	Edison International
	5.450%, 06/15/29		6,700	6,747,359
	6.950%, 11/15/29		6,900	7,174,275
	6.250%, 03/15/30		550	562,813

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	4.800%, 03/15/31		250	$241,744
Electricite de France SA
	4.625%, 04/26/30	EUR	2,200	2,639,000
Electrolux AB
	2.500%, 05/18/30	EUR	6,500	7,104,682
Element Fleet Management Corp.
Ω	4.641%, 11/24/30		10,360	10,148,222
Elevance Health, Inc.
	5.150%, 06/15/29		200	201,917
	2.250%, 05/15/30		2,500	2,274,226
	2.550%, 03/15/31		13,387	12,043,383
Eli Lilly & Co., SOFR + 0.530%, FRN
(r)	4.191%, 10/15/28		12,000	12,033,734
Elis SA
	3.750%, 03/21/30	EUR	4,200	4,855,200
Emerson Electric Co.
	2.000%, 10/15/29	EUR	2,520	2,792,517
Enbridge, Inc.
	3.125%, 11/15/29		130	123,369
EnBW International Finance BV
	3.000%, 05/20/29	EUR	1,200	1,378,038
Enel Finance International NV
Ω	4.375%, 09/30/30		1,000	974,438
Energy Transfer LP
	6.400%, 12/01/30		12,900	13,538,554
	4.550%, 01/15/31		2,300	2,251,044
Eni SpA
	0.625%, 01/23/30	EUR	5,510	5,792,582
Enterprise Products Operating LLC
#	4.600%, 01/15/31		10,200	10,088,705
EPR Properties
	3.750%, 08/15/29		4,400	4,221,521
	4.750%, 11/15/30		8,680	8,445,129
Equinix Europe 2 Financing Corp. LLC
	4.600%, 11/15/30		13,700	13,377,426
Equinix, Inc.
	3.200%, 11/18/29		270	255,201
	2.150%, 07/15/30		250	223,352
Equinor ASA
	4.250%, 06/02/28		9,000	8,971,671
Ω	6.500%, 12/01/28		3,403	3,546,783
ERAC USA Finance LLC
Ω	4.600%, 05/01/28		5,000	4,998,080
Ω	5.000%, 02/15/29		300	301,844
Ω	4.700%, 04/30/31		16,100	15,894,594
ERG SpA
	4.125%, 07/03/30	EUR	7,055	8,281,792
Erste Group Bank AG
	0.250%, 09/14/29	EUR	2,700	2,839,579
Eurofins Scientific SE
	4.000%, 07/06/29	EUR	4,045	4,721,235
	4.750%, 09/06/30	EUR	6,030	7,205,538
			Face Amount^	Value†
			(000)
European Bank for Reconstruction & Development
	4.375%, 03/09/28		2,910	$2,906,834
European Investment Bank
	3.250%, 11/15/27		94	92,850
	3.875%, 03/15/28		5,000	4,964,775
Eversource Energy
	4.250%, 04/01/29		500	493,630
	4.450%, 12/15/30		10,600	10,335,456
Experian Finance PLC
Ω	2.750%, 03/08/30		6,300	5,831,695
Export Development Canada
	3.875%, 08/08/30	NZD	12,500	7,265,032
Federation des Caisses Desjardins du Quebec
	5.475%, 08/16/28	CAD	5,000	3,703,142
	3.467%, 09/05/29	EUR	1,400	1,615,713
Ω	4.565%, 08/26/30		10,000	9,845,186
Ω	5.021%, 05/27/31		22,600	22,518,591
Ferguson Enterprises, Inc.
	4.350%, 03/15/31		5,000	4,867,510
Fidelity National Financial, Inc.
	2.450%, 03/15/31		5,250	4,620,433
Fidelity National Information Services, Inc.
	2.000%, 05/21/30	EUR	13,360	14,486,586
	4.800%, 03/10/31		2,500	2,455,859
Fidelity National Information Services, Inc., SOFR + 1.210%, FRN
(r)	4.860%, 03/10/29		20,000	20,064,062
Fingrid OYJ
	2.750%, 12/04/29	EUR	1,160	1,313,190
Firmenich Productions Participations SAS
	1.750%, 04/30/30	EUR	1,190	1,290,495
First American Financial Corp.
	4.000%, 05/15/30		19,000	18,170,999
FirstEnergy Pennsylvania Electric Co.
Ω	4.550%, 03/15/31		5,000	4,911,766
Fiserv, Inc.
	3.500%, 07/01/29		400	383,670
	4.750%, 03/15/30		250	246,401
	2.650%, 06/01/30		4,600	4,198,492
	4.550%, 02/15/31		6,500	6,293,897
	5.350%, 03/15/31		3,470	3,467,505
Five Corners Funding Trust II
Ω	2.850%, 05/15/30		11,063	10,221,652

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Flowserve Corp.
	3.500%, 10/01/30		3,200	$2,997,688
	Fortive Corp.
	3.700%, 08/15/29	EUR	11,211	12,990,879
	Fresenius Medical Care AG
	1.250%, 11/29/29	EUR	933	1,001,231
	1.500%, 05/29/30	EUR	2,019	2,158,489
	Fresenius Medical Care U.S. Finance III, Inc.
Ω	2.375%, 02/16/31		4,000	3,516,333
	Fresenius SE & Co. KGaA
	5.000%, 11/28/29	EUR	3,700	4,455,922
	GELF Bond Issuer I SA
	1.125%, 07/18/29	EUR	8,718	9,317,241
	General Electric Co.
	1.500%, 05/17/29	EUR	670	738,894
	General Mills, Inc.
	3.650%, 10/23/30	EUR	600	693,323
	General Motors Co.
	5.400%, 10/15/29		320	324,161
	General Motors Financial Co., Inc.
	5.800%, 06/23/28		800	813,885
	5.550%, 07/15/29		260	264,213
	4.900%, 10/06/29		130	129,876
	4.000%, 07/10/30	EUR	12,380	14,420,854
	2.350%, 01/08/31		500	444,261
	4.600%, 01/08/31		500	488,611
	5.750%, 02/08/31		560	571,520
	General Motors Financial Co., Inc., SOFR + 1.050%, FRN
(r)	4.711%, 07/15/27		440	440,959
	General Motors Financial Co., Inc., SOFR + 1.170%, FRN
(r)	4.825%, 04/04/28		1,700	1,707,617
	General Motors Financial Co., Inc., SOFR + 1.350%, FRN
(r)	4.977%, 05/08/27		14,200	14,267,227
	Genuine Parts Co.
	4.950%, 08/15/29		500	496,687
	1.875%, 11/01/30		500	433,992
	Georgia Power Co.
	2.650%, 09/15/29		400	376,048
	Georgia-Pacific LLC
	7.750%, 11/15/29		500	543,462
Ω	4.600%, 05/15/31		1,000	982,205
	Gildan Activewear, Inc.
Ω	4.700%, 10/07/30		5,700	5,570,722
	Gilead Sciences, Inc.
	4.800%, 11/15/29		400	401,415
#	4.600%, 05/20/31		1,460	1,442,384
		Face Amount^	Value†
		(000)
GlaxoSmithKline Capital PLC
3.375%, 06/01/29		400	$387,509
1.375%, 09/12/29	EUR	720	786,076
1.750%, 05/21/30	EUR	3,000	3,259,769
Global Payments, Inc.
3.200%, 08/15/29		5,465	5,156,796
2.900%, 05/15/30		1,300	1,187,445
GLP Capital LP/GLP Financing II, Inc.
4.000%, 01/15/31		3,000	2,809,890
Goldman Sachs Group, Inc.
1.250%, 02/07/29	EUR	4,527	4,957,259
2.600%, 02/07/30		13,900	12,836,974
3.800%, 03/15/30		3,600	3,461,994
Grand City Properties SA
4.375%, 01/09/30	EUR	3,300	3,865,588
Hamburg Commercial Bank AG
3.500%, 01/31/30	EUR	11,164	12,804,838
HCA, Inc.
3.375%, 03/15/29		5,608	5,409,740
# 5.250%, 03/01/30		2,900	2,921,866
HCA, Inc., SOFR + 0.870%, FRN
(r) 4.517%, 03/01/28		13,500	13,540,906
Healthcare Realty Holdings LP
3.100%, 02/15/30		13,900	12,997,391
2.400%, 03/15/30		1,600	1,452,734
Heidelberg Materials Finance Luxembourg SA
3.000%, 07/10/30	EUR	9,576	10,844,788
Hewlett Packard Enterprise Co.
4.400%, 10/15/30		8,300	8,091,030
HF Sinclair Corp.
5.750%, 01/15/31		7,300	7,418,108
Highwoods Realty LP
4.200%, 04/15/29		9,427	9,198,563
3.050%, 02/15/30		600	557,648
2.600%, 02/01/31		500	444,222
HOCHTIEF AG
4.250%, 05/31/30	EUR	4,080	4,805,011
Home Depot, Inc.
2.950%, 06/15/29		800	765,917
4.750%, 06/25/29		800	803,918
Honda Motor Co. Ltd.
4.688%, 07/08/30		1,760	1,736,495
Horace Mann Educators Corp.
4.700%, 10/01/30		3,611	3,547,813
HP, Inc.
4.000%, 04/15/29		400	391,079

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	HSBC USA, Inc., SOFR + 0.970%, FRN
(r)	4.618%, 06/03/28		7,500	$7,549,001
	Humana, Inc.
	3.700%, 03/23/29		500	484,966
	Hyatt Hotels Corp.
	5.250%, 06/30/29		5,100	5,141,235
	Hydro One, Inc.
	4.750%, 05/30/31		2,870	2,837,227
	Hydro-Quebec
	2.000%, 09/01/28	CAD	25,600	17,877,542
	IBM International Capital Pte. Ltd.
#	4.750%, 02/05/31		22,250	21,979,783
	Iccrea Banca SpA
	3.375%, 01/30/30	EUR	1,610	1,845,226
	IHG Finance LLC
	3.375%, 09/10/30	EUR	9,300	10,553,731
	Illinois Tool Works, Inc.
	2.125%, 05/22/30	EUR	1,100	1,211,675
	Illumina, Inc.
	4.750%, 12/12/30		4,735	4,661,794
	2.550%, 03/23/31		2,575	2,304,108
	Infineon Technologies AG
	2.875%, 02/13/30	EUR	2,300	2,593,938
	Intel Corp.
	2.450%, 11/15/29		3,400	3,138,082
	Intercontinental Exchange, Inc.
	2.100%, 06/15/30		11,764	10,625,127
	5.250%, 06/15/31		1,200	1,214,628
	International Bank for Reconstruction & Development
	2.500%, 11/22/27		995	971,287
	International Business Machines Corp.
	2.900%, 02/10/30	EUR	10,166	11,518,131
	1.750%, 01/31/31	EUR	2,000	2,126,679
	4.300%, 02/03/31		1,500	1,454,484
	International Finance Corp.
#	4.500%, 01/21/28		4,300	4,309,381
	Intesa Sanpaolo SpA
	5.250%, 01/13/30	EUR	10,120	12,346,657
	4.875%, 05/19/30	EUR	4,000	4,835,712
	Italgas SpA
	2.875%, 03/06/30	EUR	1,200	1,353,614
	0.875%, 04/24/30	EUR	2,740	2,877,386
	Jabil, Inc.
	3.600%, 01/15/30		570	541,418
	3.000%, 01/15/31		6,700	6,095,404
	Jacobs Solutions, Inc.
#	4.750%, 03/03/31		13,500	13,202,518
	Japan Tobacco, Inc.
Ω	4.850%, 05/15/28		4,449	4,463,726
	JCDecaux SE
	1.625%, 02/07/30	EUR	6,400	6,922,942
		Face Amount^	Value†
		(000)
JDE Peet's NV
4.125%, 01/23/30	EUR	3,850	$4,485,313
Jefferies Financial Group, Inc.
4.000%, 04/16/29	EUR	8,700	10,120,042
4.150%, 01/23/30		500	479,812
Jersey Central Power & Light Co.
4.400%, 01/15/31		7,750	7,545,096
John Deere Bank SA
3.300%, 10/15/29	EUR	2,000	2,307,752
John Deere Capital Corp., SOFR + 0.550%, FRN
(r) 4.198%, 03/09/29		8,425	8,436,749
John Deere Financial, Inc.
3.550%, 06/12/29	CAD	2,100	1,497,796
JT International Financial Services BV
1.000%, 11/26/29	EUR	1,600	1,706,304
Juniper Networks, Inc.
2.000%, 12/10/30		7,060	6,163,572
KBC Group NV
0.750%, 01/24/30	EUR	1,200	1,266,343
Kemper Corp.
# 2.400%, 09/30/30		570	496,249
Kering SA
3.125%, 11/27/29	EUR	2,900	3,307,049
Keurig Dr. Pepper, Inc., SOFR + 0.880%, FRN
(r) 4.531%, 03/15/27		15,443	15,478,670
KeyCorp
4.100%, 04/30/28		400	396,074
2.550%, 10/01/29		2,120	1,974,369
Kinder Morgan, Inc.
5.100%, 08/01/29		292	294,774
Klepierre SA
2.000%, 05/12/29	EUR	1,700	1,889,840
Knorr-Bremse AG
3.000%, 09/30/29	EUR	3,100	3,540,596
Kommunekredit
3.750%, 05/24/28		426	421,368
Kommuninvest I Sverige AB
4.125%, 03/15/28		29,425	29,324,389
Koninklijke Philips NV
3.250%, 05/23/30	EUR	3,088	3,523,202
Kreditanstalt fuer Wiederaufbau
3.750%, 02/15/28		1,600	1,587,820
4.250%, 09/19/28	CAD	25,300	18,489,746
La Banque Postale SA
4.375%, 01/17/30	EUR	5,900	6,966,514
3.500%, 06/13/30	EUR	1,900	2,195,251
Laboratory Corp. of America Holdings
2.950%, 12/01/29		38	35,821

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Landwirtschaftliche Rentenbank
	1.000%, 02/25/28		537	$510,460
Lansforsakringar Bank AB
	3.250%, 01/22/30	EUR	9,016	10,327,339
Las Vegas Sands Corp.
	6.000%, 06/14/30		2,200	2,241,334
Lazard Group LLC
	4.500%, 09/19/28		400	397,148
Liberty Mutual Group, Inc.
Ω	4.625%, 12/02/30	EUR	800	957,336
Lincoln National Corp.
#	3.400%, 01/15/31		3,000	2,794,220
Lloyds Bank Corporate Markets PLC
	3.250%, 03/24/30	EUR	14,080	16,127,024
Lloyds Banking Group PLC
	4.375%, 03/22/28		5,000	4,977,223
LSEG Finance PLC
Ω	2.500%, 04/06/31		6,343	5,655,052
LYB International Finance III LLC
	5.125%, 01/15/31		4,620	4,585,292
Macquarie Bank Ltd.
Ω	4.331%, 06/12/28		12,000	11,946,151
Macquarie Bank Ltd., SOFR + 0.480%, FRN
(r)Ω	4.147%, 02/03/28		2,600	2,603,054
Macquarie Bank Ltd., SOFR + 0.740%, FRN
(r)Ω	4.390%, 06/12/28		9,637	9,685,560
Macquarie Group Ltd.
	4.747%, 01/23/30	EUR	12,200	14,606,620
Magna International, Inc.
	2.450%, 06/15/30		6,300	5,740,156
ManpowerGroup, Inc.
	3.750%, 12/13/30	EUR	900	1,026,523
Marathon Petroleum Corp.
	5.150%, 03/01/30		6,100	6,140,928
Marsh & McLennan Cos., Inc.
	1.979%, 03/21/30	EUR	2,000	2,189,082
Mastercard, Inc.
	4.550%, 03/15/28		1,080	1,081,251
	4.325%, 06/08/28		25,230	25,194,676
Mattel, Inc.
#	5.000%, 11/17/30		11,000	10,908,704
Medtronic, Inc.
	3.650%, 10/15/29	EUR	13,000	15,130,161
Mercedes-Benz Finance North America LLC
#Ω	4.250%, 03/10/29		1,876	1,847,122
Ω	5.000%, 04/01/30		7,500	7,476,501
	8.500%, 01/18/31		17,054	19,345,405
#Ω	4.500%, 03/10/31		6,500	6,330,438
Ω	5.200%, 08/04/31		14,000	13,977,537
			Face Amount^	Value†
			(000)
Mercedes-Benz Finance North America LLC, SOFR + 0.710%, FRN
(r)Ω	4.360%, 03/10/28		4,500	$4,502,688
Merck & Co., Inc., SOFR + 0.570%, FRN
(r)	4.221%, 03/15/29		13,990	14,032,081
Mid-America Apartments LP
	1.700%, 02/15/31		1,038	900,232
Mitsubishi HC Finance America LLC
Ω	4.558%, 01/14/31		17,738	17,273,393
	4.558%, 01/14/31		1,840	1,791,805
Mitsubishi UFJ Financial Group, Inc.
	2.559%, 02/25/30		8,800	8,102,253
Mizuho Financial Group, Inc.
	0.402%, 09/06/29	EUR	4,000	4,218,989
	0.797%, 04/15/30	EUR	17,850	18,676,966
	4.608%, 08/28/30	EUR	700	837,681
Molnlycke Holding AB
	0.875%, 09/05/29	EUR	240	255,735
Moody's Corp.
	0.950%, 02/25/30	EUR	2,000	2,119,325
Motability Operations Group PLC
	3.625%, 07/24/29	EUR	2,300	2,663,347
	4.000%, 01/17/30	EUR	22,300	26,022,029
Nasdaq, Inc.
	0.875%, 02/13/30	EUR	11,430	12,007,788
National Australia Bank Ltd.
	4.900%, 06/13/28		2,513	2,532,610
	3.850%, 12/13/28		12,500	12,302,696
	4.434%, 06/04/29		33,835	33,680,254
National Australia Bank Ltd., 3M Swap + 1.000%, FRN
(r)	5.438%, 05/12/28	AUD	15,340	10,888,655
National Australia Bank Ltd., SOFR + 0.530%, FRN
(r)Ω	4.181%, 12/13/28		10,200	10,209,282
National Australia Bank Ltd., SOFR + 0.650%, FRN
(r)Ω	4.301%, 06/13/28		3,600	3,614,383
National Australia Bank Ltd., SOFR + 0.680%, FRN
(r)Ω	4.336%, 01/13/31		25,490	25,574,111
National Australia Bank Ltd., SOFR + 0.790%, FRN
(r)Ω	4.448%, 01/14/30		5,367	5,409,507

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
National Bank of Canada
	3.750%, 05/02/29	EUR	6,100	$7,119,309
National Fuel Gas Co.
	2.950%, 03/01/31		2,820	2,555,563
National Gas Transmission PLC
	4.250%, 04/05/30	EUR	750	882,493
National Grid North America, Inc.
	3.247%, 11/25/29	EUR	6,908	7,905,754
	3.150%, 06/03/30	EUR	3,880	4,404,282
National Grid PLC
	0.553%, 09/18/29	EUR	6,100	6,433,575
National Rural Utilities Cooperative Finance Corp.
	5.150%, 06/15/29		472	477,011
	4.300%, 12/10/30		500	488,233
National Rural Utilities Cooperative Finance Corp., SOFR + 0.800%, FRN
(r)	4.428%, 02/05/27		6,101	6,115,828
National Rural Utilities Cooperative Finance Corp., SOFR + 0.820%, FRN
(r)	4.472%, 09/16/27		3,850	3,868,730
National Securities Clearing Corp.
Ω	5.000%, 05/30/28		740	745,592
Ω	4.350%, 06/09/28		8,491	8,464,391
National Securities Clearing Corp., SOFR + 0.570%, FRN
(r)Ω	4.206%, 05/20/27		2,000	2,004,609
Nationwide Building Society
	3.250%, 09/05/29	EUR	3,000	3,444,173
	3.000%, 03/03/30	EUR	5,000	5,670,984
Ω	4.351%, 09/30/30		9,700	9,421,323
Naturgy Finance Iberia SA
	3.250%, 10/02/30	EUR	1,600	1,820,975
NatWest Markets PLC
	3.125%, 01/10/30	EUR	21,908	24,982,992
#Ω	4.412%, 11/06/30		500	488,029
	3.125%, 01/13/31	EUR	2,000	2,259,899
Ω	4.893%, 03/27/31		17,500	17,338,218
NatWest Markets PLC, SOFR + 0.800%, FRN
(r)Ω	4.427%, 11/06/28		2,050	2,053,611
NatWest Markets PLC, SOFR + 0.950%, FRN
(r)Ω	4.601%, 03/21/28		6,500	6,541,472
NBN Co. Ltd.
	4.125%, 03/15/29	EUR	5,000	5,883,102
			Face Amount^	Value†
			(000)
Nederlandse Waterschapsbank NV
	4.000%, 06/01/28		14,000	$13,906,278
Neste OYJ
	3.750%, 03/20/30	EUR	11,878	13,780,893
Netflix, Inc.
	3.875%, 11/15/29	EUR	2,000	2,339,292
New Zealand Government Bonds
	3.000%, 04/20/29	NZD	15,000	8,649,580
	4.500%, 05/15/30	NZD	272,000	162,999,819
New Zealand Local Government Funding Agency Bonds
	1.500%, 04/20/29	NZD	14,900	8,211,388
	4.500%, 05/15/30	NZD	15,100	8,979,061
NextEra Energy Capital Holdings, Inc.
	1.900%, 06/15/28		2,000	1,901,428
	2.750%, 11/01/29		51	47,914
	2.250%, 06/01/30		6,346	5,756,078
Nippon Life Insurance Co.
Ω	4.748%, 04/02/31		16,200	15,995,745
Nomura Holdings, Inc.
	3.459%, 05/28/30	EUR	7,912	9,040,742
	2.679%, 07/16/30		250	227,251
Nordea Bank Abp
Ω	4.400%, 05/21/29		430	426,976
	2.500%, 05/23/29	EUR	300	338,738
	2.750%, 05/02/30	EUR	5,000	5,647,782
Nordea Bank Abp, SOFR + 0.600%, FRN
(r)Ω	4.237%, 05/21/29		38,900	38,962,049
Nordea Bank Abp, SOFR + 0.740%, FRN
(r)Ω	4.391%, 03/19/27		10,938	10,967,099
Nordea Bank Abp, SOFR + 0.830%, FRN
(r)	4.477%, 08/28/30		10,000	10,091,180
Nordea Bank Abp, SOFR + 1.020%, FRN
(r)Ω	4.670%, 09/10/29		5,595	5,658,964
Norinchukin Bank
#Ω	4.683%, 03/10/31		3,100	3,027,427
Novartis Capital Corp.
	4.100%, 03/16/29		32,900	32,512,194
Novartis Capital Corp., SOFR + 0.520%, FRN
(r)	4.148%, 11/05/28		12,909	12,947,726
NTT Finance Corp.
	0.342%, 03/03/30	EUR	5,700	5,868,321
Ω	4.876%, 07/16/30		4,045	4,002,007
#	4.876%, 07/16/30		1,000	988,501
Ω	2.065%, 04/03/31		300	261,864
NTT Finance Corp., SOFR + 1.080%, FRN
(r)Ω	4.736%, 07/16/28		3,000	3,021,600

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NTT Finance Corp., SOFR + 1.310%, FRN
(r)Ω	4.966%, 07/16/30		21,228	$21,616,822
NVIDIA Corp.
	4.250%, 06/15/28		25,975	25,855,323
Nykredit Realkredit AS
	3.375%, 01/10/30	EUR	10,055	11,513,785
	3.625%, 07/24/30	EUR	5,400	6,206,209
Omega Healthcare Investors, Inc.
	5.200%, 07/01/30		16,200	16,110,456
	3.375%, 02/01/31		2,030	1,866,271
OMERS Finance Trust
Ω	4.000%, 04/20/28		1,900	1,887,924
Omnicom Group, Inc.
	2.400%, 03/01/31		8,100	7,211,794
ONEOK, Inc.
	4.400%, 10/15/29		366	360,799
Ontario Teachers' Finance Trust
Ω	4.250%, 04/25/28		17,845	17,805,406
OP Corporate Bank PLC
	0.625%, 11/12/29	EUR	8,860	9,319,129
Optus Finance Pty. Ltd.
	1.000%, 06/20/29	EUR	1,760	1,891,005
Oracle Corp., SOFR + 0.760%, FRN
(r)	4.427%, 08/03/28		5,622	5,552,639
Origin Energy Finance Ltd.
	1.000%, 09/17/29	EUR	13,280	14,141,376
ORIX Corp.
	3.780%, 05/29/29	EUR	3,000	3,488,205
	4.450%, 09/09/30		7,500	7,338,040
Parker-Hannifin Corp.
	2.900%, 03/01/30	EUR	4,000	4,529,092
PayPal Holdings, Inc., SOFR + 0.670%, FRN
(r)	4.318%, 03/06/28		7,000	7,008,169
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	5.250%, 07/01/29		200	201,410
Ω	5.250%, 02/01/30		1,630	1,635,768
Ω	4.550%, 01/15/31		500	490,151
Pernod Ricard SA
	0.125%, 10/04/29	EUR	900	941,273
Philip Morris International, Inc.
	4.875%, 02/13/29		500	502,200
	1.750%, 11/01/30		250	220,060
	5.125%, 02/13/31		10,000	10,084,462
Philip Morris International, Inc., SOFR + 0.660%, FRN
(r)	4.326%, 10/27/28		7,249	7,261,709
			Face Amount^	Value†
			(000)
	Philip Morris International, Inc., SOFR + 0.830%, FRN
(r)	4.497%, 04/28/28		10,000	$10,063,169
	Phillips 66
	2.150%, 12/15/30		500	445,428
	Phillips 66 Co.
	3.150%, 12/15/29		300	284,558
	Plains All American Pipeline LP/PAA Finance Corp.
	3.550%, 12/15/29		400	383,840
	4.700%, 01/15/31		3,000	2,949,238
	PPG Industries, Inc.
	3.750%, 03/15/28		1,000	986,937
	Praemia Healthcare SACA
	0.875%, 11/04/29	EUR	6,300	6,626,099
	1.375%, 09/17/30	EUR	2,000	2,077,631
	Principal Financial Group, Inc.
Ω	4.111%, 02/15/28		758	752,215
	3.700%, 05/15/29		200	194,266
	2.125%, 06/15/30		1,000	898,838
	Progressive Corp.
#	4.600%, 03/26/31		8,700	8,573,942
	Prologis Euro Finance LLC
	3.875%, 01/31/30	EUR	198	230,647
	Prologis International Funding II SA
	3.625%, 03/07/30	EUR	620	714,858
	Prologis LP
	4.700%, 03/01/29	CAD	4,100	2,996,801
	2.250%, 04/15/30		4,000	3,649,837
	1.750%, 07/01/30		816	725,142
	1.750%, 02/01/31		1,000	872,344
	Province of British Columbia
	4.700%, 01/24/28		56,000	56,269,395
	Province of Ontario
	2.900%, 06/02/28	CAD	8,600	6,126,407
	4.000%, 03/08/29	CAD	3,000	2,185,976
	2.700%, 06/02/29	CAD	24,500	17,259,143
	Province of Quebec
	3.625%, 04/13/28		33,567	33,165,351
	2.750%, 09/01/28	CAD	17,500	12,414,470
	PSP Capital, Inc.
	3.750%, 06/15/29	CAD	11,700	8,475,228
	Public Storage Operating Co., SOFR + 0.700%, FRN
(r)	4.362%, 04/16/27		6,100	6,113,761
	PVH Corp.
	5.500%, 06/13/30		9,100	9,148,179
	Radian Group, Inc.
	6.200%, 05/15/29		5,130	5,280,634
	RCI Banque SA
	3.375%, 07/26/29	EUR	12,005	13,713,385
	4.875%, 10/02/29	EUR	15,640	18,586,721

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	3.875%, 09/30/30	EUR	2,240	$2,575,042
	Realty Income Corp.
	1.875%, 01/14/27	GBP	2,000	2,660,643
	4.700%, 12/15/28		400	400,042
	4.875%, 07/06/30	EUR	3,000	3,600,875
	3.250%, 01/15/31		500	466,218
	Reckitt Benckiser Treasury Services PLC
	3.625%, 06/20/29	EUR	8,401	9,757,796
	Reinsurance Group of America, Inc.
	3.900%, 05/15/29		200	194,774
	Repsol E&P Capital Markets U.S. LLC
Ω	5.204%, 09/16/30		22,900	22,895,176
	Republic Services, Inc.
	4.750%, 07/15/31		1,100	1,092,537
	Revvity, Inc.
	3.300%, 09/15/29		520	495,082
	Richemont International Holding SA
	1.500%, 03/26/30	EUR	440	476,633
	Rogers Communications, Inc.
	3.250%, 05/01/29	CAD	3,700	2,605,295
	Roper Technologies, Inc.
	1.750%, 02/15/31		17,800	15,372,658
	Ross Stores, Inc.
	1.875%, 04/15/31		5,600	4,893,320
	Royal Bank of Canada
	2.125%, 04/26/29	EUR	890	995,226
	Royalty Pharma PLC
	5.150%, 09/02/29		5,400	5,448,508
	RTX Corp.
	2.150%, 05/18/30	EUR	6,417	7,042,936
	Ryder System, Inc.
	4.300%, 06/15/27		283	282,509
	4.950%, 09/01/29		200	200,371
	Sagax AB
	3.375%, 01/26/31	EUR	583	653,391
	Sandoz Finance BV
	4.220%, 04/17/30	EUR	10,100	11,903,988
	Sanofi SA, SOFR + 0.540%, FRN
(r)	4.207%, 11/03/28		11,700	11,717,779
	Santander U.K. PLC
	3.346%, 03/25/30	EUR	12,900	14,793,630
	SBAB Bank AB
	3.250%, 02/06/30	EUR	4,400	5,067,432
	Securitas Treasury Ireland DAC
	3.875%, 02/23/30	EUR	12,577	14,607,345
	SELP Finance SARL
	0.875%, 05/27/29	EUR	11,640	12,469,373
	Sempra
	5.400%, 08/01/26		4,980	4,980,000
	ServiceNow, Inc.
	1.400%, 09/01/30		47,736	41,554,857
			Face Amount^	Value†
			(000)
	SFIL SA
	4.875%, 10/03/28		4,600	$4,626,009
	Shell Finance U.S., Inc., SOFR + 0.780%, FRN
(r)	4.407%, 11/06/30		52,000	52,610,652
	Siemens Financieringsmaatschappij NV
Ω	1.700%, 03/11/28		17,100	16,378,757
	Siemens Funding BV
Ω	4.350%, 05/26/28		1,250	1,248,015
	Sika Capital BV
	3.750%, 05/03/30	EUR	10,070	11,711,648
	Simon Property Group LP
	2.450%, 09/13/29		400	373,681
	4.300%, 01/15/31		1,000	974,769
	2.200%, 02/01/31		5,000	4,453,229
	Sixt SE
	3.250%, 01/22/30	EUR	3,350	3,807,647
	Skandinaviska Enskilda Banken AB
#Ω	4.375%, 06/02/28		3,665	3,655,610
	0.625%, 11/12/29	EUR	1,030	1,086,083
	Snam SpA
	4.000%, 11/27/29	EUR	9,696	11,371,505
	Societe Generale SA
#Ω	4.000%, 01/12/27		4,000	3,990,485
	0.875%, 09/24/29	EUR	2,900	3,083,562
	1.250%, 06/12/30	EUR	4,000	4,228,086
	Southern Co. Gas Capital Corp.
	1.750%, 01/15/31		4,350	3,807,443
	SSE PLC
	2.875%, 08/01/29	EUR	800	907,888
	State of North Rhine-Westphalia
	4.000%, 04/25/28		23,200	23,042,420
	State Street Corp.
	4.330%, 10/22/27		22,659	22,643,770
	4.536%, 02/28/28		13,400	13,426,198
	State Street Corp., SOFR + 0.640%, FRN
(r)	4.305%, 10/22/27		5,320	5,335,472
	Statnett SF
	1.250%, 04/26/30	EUR	5,200	5,554,332
	Stedin Holding NV
	0.500%, 11/14/29	EUR	2,950	3,104,057
	2.375%, 06/03/30	EUR	3,500	3,889,151
	Stora Enso OYJ
	4.250%, 09/01/29	EUR	2,580	3,033,070
	Store Capital LLC
	4.950%, 02/11/31		500	489,453
	Stryker Corp.
	4.700%, 02/10/28		3,000	3,004,608
	Suez SACA
	2.375%, 05/24/30	EUR	10,900	12,030,013

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Sumitomo Mitsui Financial Group, Inc.
	0.632%, 10/23/29	EUR	5,560	$5,871,373
	2.130%, 07/08/30		1,500	1,344,215
	5.852%, 07/13/30		3,000	3,087,562
Sumitomo Mitsui Financial Group, Inc., SOFR + 0.760%, FRN
(r)	4.416%, 01/15/29		6,735	6,736,818
Sumitomo Mitsui Financial Group, Inc., SOFR + 1.050%, FRN
(r)	4.706%, 04/15/30		8,634	8,679,760
Sumitomo Mitsui Financial Group, Inc., SOFR + 1.170%, FRN
(r)	4.825%, 07/09/29		2,300	2,321,381
Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.710%, FRN
#(r)Ω	4.358%, 03/05/29		4,000	4,009,484
Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.750%, FRN
(r)Ω	4.398%, 09/11/28		2,550	2,560,403
Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.990%, FRN
(r)Ω	4.638%, 03/13/30		9,400	9,519,023
Svensk Exportkredit AB
	3.750%, 05/08/28		5,000	4,950,614
Svenska Handelsbanken AB
#Ω	4.375%, 05/23/28		4,275	4,266,748
	1.375%, 02/23/29	EUR	900	990,564
Swedbank AB
	2.875%, 04/30/29	EUR	3,300	3,757,305
	3.250%, 09/24/29	EUR	3,140	3,603,057
Ω	5.083%, 05/21/30		5,000	5,020,584
Ω	4.898%, 03/30/31		13,900	13,801,983
Swiss Life Finance I AG
	3.250%, 08/31/29	EUR	2,600	2,987,508
Synchrony Financial
	5.150%, 03/19/29		5,300	5,286,084
Tele2 AB
	3.750%, 11/22/29	EUR	2,232	2,595,435
Telefonica Emisiones SA
	0.664%, 02/03/30	EUR	200	209,652
Telstra Group Ltd.
	1.000%, 04/23/30	EUR	2,500	2,641,247
Teollisuuden Voima OYJ
	4.750%, 06/01/30	EUR	4,590	5,481,219
Terega SA
	0.875%, 09/17/30	EUR	3,500	3,607,587
Thermo Fisher Scientific Finance I BV
	0.800%, 10/18/30	EUR	1,000	1,036,357
			Face Amount^	Value†
			(000)
	T-Mobile USA, Inc.
	4.200%, 10/01/29		156	$153,051
	Toronto-Dominion Bank
	4.574%, 06/02/28		15,000	14,976,536
	4.680%, 01/08/29	CAD	7,800	5,707,518
	3.631%, 12/13/29	EUR	1,000	1,158,051
	4.808%, 06/03/30		1,410	1,406,728
	4.411%, 01/13/31		500	489,678
	Toyota Credit Canada, Inc.
	5.160%, 07/12/28	CAD	1,300	956,307
	4.460%, 03/19/29	CAD	5,000	3,639,655
	Toyota Finance Australia Ltd.
	3.386%, 03/18/30	EUR	9,800	11,265,422
	Toyota Motor Credit Corp.
	4.650%, 01/05/29		400	400,896
	4.950%, 01/09/30		400	401,696
	5.100%, 03/21/31		1,000	1,007,938
	Toyota Motor Credit Corp., SOFR + 0.650%, FRN
(r)	4.301%, 03/13/29		10,000	10,021,348
	Traton Finance Luxembourg SA
	3.750%, 03/27/30	EUR	10,400	11,963,833
	3.750%, 01/14/31	EUR	3,100	3,551,052
	Truist Financial Corp.
	1.950%, 06/05/30		6,500	5,829,277
	Tyco Electronics Group SA
	4.500%, 02/09/31		250	246,263
	Unibail-Rodamco-Westfield SE
	1.375%, 04/15/30	EUR	2,913	3,101,227
	UnitedHealth Group, Inc.
	3.875%, 12/15/28		155	152,549
	4.250%, 01/15/29		250	247,894
	2.875%, 08/15/29		400	379,683
	Var Energi ASA
	5.500%, 05/04/29	EUR	1,110	1,339,017
Ω	5.875%, 05/22/30		1,640	1,673,528
	Veolia Environnement SA
	1.940%, 01/07/30	EUR	5,400	5,925,805
	Verizon Communications, Inc.
	3.875%, 02/08/29		500	489,854
	0.375%, 03/22/29	EUR	1,000	1,068,610
	1.875%, 10/26/29	EUR	3,782	4,153,099
	1.680%, 10/30/30		1,000	875,069
	1.750%, 01/20/31		29,761	25,923,816
	2.550%, 03/21/31		19,600	17,621,718
	VICI Properties LP
	4.950%, 02/15/30		4,200	4,152,265
	Vicinity Centres Trust
	1.125%, 11/07/29	EUR	6,342	6,759,949
	Videotron Ltd.
	4.650%, 07/15/29	CAD	3,500	2,557,296
	Vier Gas Transport GmbH
	0.125%, 09/10/29	EUR	3,500	3,643,171

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	VMware LLC
	1.400%, 08/15/26		470	$469,449
	Volkswagen Financial Services AG
	3.875%, 09/10/30	EUR	2,900	3,348,312
	Volkswagen Group of America Finance LLC
Ω	4.950%, 08/15/29		4,400	4,382,007
	4.950%, 08/15/29		5,000	4,979,553
Ω	6.450%, 11/16/30		500	522,379
	Volvo Treasury AB
	3.125%, 02/08/29	EUR	800	919,224
	3.125%, 08/26/29	EUR	4,220	4,833,319
	3.000%, 05/20/30	EUR	2,000	2,272,662
	Vonovia SE
	1.000%, 07/09/30	EUR	2,400	2,498,114
	Walmart, Inc., SOFR + 0.400%, FRN
(r)	4.067%, 04/30/29		5,620	5,623,167
	Walt Disney Co., SOFR + 0.470%, FRN
(r)	4.121%, 03/14/29		28,300	28,292,973
	Waste Management, Inc.
	2.000%, 06/01/29		400	372,732
	1.500%, 03/15/31		22,400	19,316,811
	WEA Finance LLC
Ω	4.125%, 09/20/28		1,700	1,672,025
	Wells Fargo & Co.
	0.625%, 03/25/30	EUR	380	395,716
	Welltower OP LLC
	4.500%, 07/01/30		4,000	3,943,673
	Werfen SA
	4.250%, 05/03/30	EUR	6,500	7,605,637
	Western Union Co.
	2.750%, 03/15/31		4,125	3,687,949
	Westlake Corp.
	1.625%, 07/17/29	EUR	3,769	4,109,280
	Westpac Banking Corp.
	3.400%, 01/25/28		2,400	2,366,232
	4.150%, 05/11/28		32,650	32,491,142
	Westpac Banking Corp., 3M Swap + 0.980%, FRN
(r)	5.434%, 02/16/28	AUD	9,200	6,525,499
	Westpac Banking Corp., SOFR + 0.820%, FRN
(r)	4.475%, 07/01/30		7,022	7,080,881
	Williams Cos., Inc.
	4.800%, 11/15/29		260	259,683
		Face Amount^	Value†
		(000)
Willis North America, Inc.
4.550%, 03/15/31		7,700	$7,488,036
Wisconsin Power & Light Co.
3.000%, 07/01/29		2,795	2,668,883
Woodside Finance Ltd.
# 5.400%, 05/19/30		4,749	4,790,166
WP Carey, Inc.
3.850%, 07/15/29		5,900	5,743,763
WPC Eurobond BV
0.950%, 06/01/30	EUR	18,688	19,432,984
WPP Finance 2013
3.625%, 09/12/29	EUR	5,924	6,832,906
Zoetis, Inc.
2.000%, 05/15/30		4,100	3,687,718
TOTAL BONDS			5,045,985,893
U.S. TREASURY OBLIGATIONS — (13.0%)
U.S. Treasury Notes
4.125%, 11/15/27		10,000	9,987,109
# 3.375%, 12/31/27		40,000	39,528,125
3.875%, 12/31/27		15,000	14,925,000
4.250%, 01/15/28		100,000	100,003,906
0.750%, 01/31/28		76,500	72,663,047
3.500%, 01/31/28		110,000	108,809,766
2.750%, 02/15/28		70,000	68,446,875
1.125%, 02/29/28		62,500	59,548,340
3.375%, 02/29/28		100,000	98,687,500
1.250%, 03/31/28		11,400	10,855,383
3.750%, 04/15/28		19,000	18,839,688
1.250%, 04/30/28		11,400	10,827,328
3.750%, 04/30/28		85,000	84,276,172
3.750%, 05/15/28		10,000	9,910,547
4.000%, 05/31/28		65,000	64,695,312
TOTAL U.S. TREASURY OBLIGATIONS			772,004,098
TOTAL INVESTMENT SECURITIES (Cost $5,834,392,140)			5,817,989,991

		Shares
SECURITIES LENDING COLLATERAL — (1.8%)
@§	The DFA Short Term Investment Fund	9,245,238	106,939,669
TOTAL INVESTMENTS — (100.0%)
(Cost $5,941,318,743)^^			$5,924,929,660

DFA Short-Term Extended Quality Portfolio
CONTINUED
As of July 31, 2026, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	13,772,264	AUD	19,306,326	Australia and New Zealand Bank	08/10/26	$188,691
USD	15,360,110	CAD	21,358,644	Societe Generale	08/10/26	120,230
USD	25,412,711	CAD	34,798,911	Australia and New Zealand Bank	08/18/26	574,428
EUR	14,369,916	USD	16,451,844	Australia and New Zealand Bank	08/21/26	129,966
USD	126,437,405	EUR	108,843,702	Citibank, N.A.	08/21/26	839,901
EUR	2,949,252	USD	3,376,864	Goldman Sachs Capital Markets L.P.	08/21/26	26,352
EUR	3,706,554	USD	4,244,806	Citibank, N.A.	08/24/26	32,790
EUR	2,671,126	USD	3,059,206	Goldman Sachs Capital Markets L.P.	08/24/26	23,442
EUR	8,250,906	USD	9,433,581	Citibank, N.A.	08/31/26	91,134
Total Appreciation						$2,026,934
USD	30,073,181	CAD	42,365,515	Australia and New Zealand Bank	08/10/26	$(155,581)
USD	28,448,453	NZD	49,954,666	Citibank, N.A.	08/12/26	(984,800)
USD	29,416,343	NZD	50,226,728	Australia and New Zealand Bank	08/19/26	(183,666)
USD	58,464,561	NZD	99,605,190	Royal Bank of Canada	08/21/26	(239,210)
USD	125,727,318	EUR	110,068,442	Bank of New York Mellon	08/24/26	(1,298,592)
USD	744,397	GBP	557,607	Citibank, N.A.	08/26/26	(7,102)
USD	14,921,984	NZD	26,417,315	Bank of New York Mellon	08/28/26	(650,844)
USD	114,872,341	EUR	101,093,855	Societe Generale	08/28/26	(1,814,886)
USD	122,293,943	EUR	106,987,199	Australia and New Zealand Bank	08/31/26	(1,210,387)
USD	33,820,219	NZD	59,609,868	Australia and New Zealand Bank	08/31/26	(1,322,682)
USD	114,953,666	EUR	100,742,655	Societe Generale	09/01/26	(1,346,687)
USD	72,394,850	EUR	63,280,408	Societe Generale	09/04/26	(666,674)
USD	62,983,879	EUR	55,028,781	Societe Generale	09/08/26	(560,554)
USD	29,119,177	NZD	51,081,149	State Street Bank and Trust	09/08/26	(1,002,635)
USD	122,689,231	EUR	107,023,318	Royal Bank of Canada	09/09/26	(900,695)
USD	124,236,533	EUR	108,732,392	Societe Generale	09/10/26	(1,331,949)
USD	90,250,587	EUR	78,793,885	Citibank, N.A.	09/11/26	(747,290)
USD	1,899,467	GBP	1,417,806	Citibank, N.A.	09/15/26	(11,338)
USD	32,511,855	EUR	28,405,177	UBS AG	09/15/26	(298,008)
USD	122,108,949	EUR	106,251,035	Citibank, N.A.	09/18/26	(632,499)
USD	4,026,529	AUD	5,807,289	Australia and New Zealand Bank	09/23/26	(56,231)
USD	32,545,987	CAD	45,969,579	Australia and New Zealand Bank	09/24/26	(319,140)
USD	10,364,177	CAD	14,638,394	Citibank, N.A.	09/24/26	(101,281)
USD	124,743,567	EUR	109,540,285	State Street Bank and Trust	09/24/26	(1,827,442)
USD	350,637	CAD	496,498	Citibank, N.A.	09/25/26	(4,341)
USD	22,669,314	CAD	32,077,397	State Street Bank and Trust	09/25/26	(264,885)
USD	14,925,341	AUD	21,564,775	Australia and New Zealand Bank	10/09/26	(231,675)
USD	58,969,971	CAD	82,865,234	Societe Generale	10/14/26	(327,276)
Total (Depreciation)						$(18,498,350)
Total Appreciation (Depreciation)						$(16,471,416)

DFA Short-Term Extended Quality Portfolio
CONTINUED
As of July 31, 2026, the value of Rule 144A securities amounted to $895,033,996 or 15.2% of net assets.
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds	—	$5,045,985,893	—	$5,045,985,893
U.S. Treasury Obligations	—	772,004,098	—	772,004,098
Securities Lending Collateral	—	106,939,669	—	106,939,669
Total Investments in Securities	—	$5,924,929,660	—	$5,924,929,660
Financial Instruments
Assets
Forward Currency Contracts**	—	2,026,934	—	2,026,934
Liabilities
Forward Currency Contracts**	—	(18,498,350)	—	(18,498,350)
Total Financial Instruments	—	$(16,471,416)	—	$(16,471,416)
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Intermediate-Term Extended Quality Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (96.1%)
	3M Co.
	1.750%, 05/15/30	EUR	1,000	$1,084,903
	7-Eleven, Inc.
Ω	2.500%, 02/10/41		5,954	3,946,919
	Abbott Laboratories
	5.300%, 05/27/40		4,000	3,912,735
	4.750%, 04/15/43		5,000	4,418,027
	AbbVie, Inc.
	4.050%, 11/21/39		3,000	2,563,097
	4.400%, 11/06/42		7,200	6,096,247
	5.350%, 03/15/44		400	375,554
	Abertis France SAS
	1.475%, 01/18/31	EUR	200	210,259
	Abertis Infraestructuras SA
	3.125%, 07/07/30	EUR	3,500	3,969,692
	ABN AMRO Bank NV
	3.125%, 01/21/30	EUR	9,000	10,323,045
	Accenture Capital, Inc.
	4.500%, 10/04/34		3,000	2,818,091
	AEP Texas, Inc.
	5.700%, 05/15/34		400	404,601
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.400%, 10/29/33		4,000	3,494,035
	3.850%, 10/29/41		2,800	2,180,439
	Aeroports de Paris SA
	2.750%, 04/02/30	EUR	100	112,604
	Aetna, Inc.
	6.750%, 12/15/37		1,000	1,066,907
	Affiliated Managers Group, Inc.
	5.500%, 08/20/34		2,800	2,752,451
	Aflac, Inc.
	6.450%, 08/15/40		2,300	2,443,077
	AGCO Corp.
	5.800%, 03/21/34		4,660	4,680,804
	Agence Francaise de Developpement EPIC
	2.875%, 01/21/30	EUR	14,400	16,328,656
	0.500%, 05/25/30	EUR	800	828,106
	Aker BP ASA
Ω	6.000%, 06/13/33		10,000	10,268,176
	Alabama Power Co.
	5.500%, 03/15/41		1,500	1,453,601
	3.850%, 12/01/42		650	508,326
	Alimentation Couche-Tard, Inc.
Ω	3.439%, 05/13/41		4,450	3,419,332
	Allstate Corp.
	5.350%, 06/01/33		1,900	1,913,284
	4.500%, 06/15/43		4,470	3,724,095
		Face Amount^	Value†
		(000)
Ally Financial, Inc.
8.000%, 11/01/31		3,849	$4,247,562
Alphabet, Inc.
4.100%, 11/15/30		5,000	4,860,134
3.650%, 05/15/31	CAD	7,600	5,398,800
1.900%, 08/15/40		16,050	10,291,838
5.350%, 11/15/45		5,300	4,842,805
Altria Group, Inc.
2.450%, 02/04/32		5,900	5,138,094
3.400%, 02/04/41		1,000	741,337
4.500%, 05/02/43		900	730,555
Amazon.com, Inc.
4.650%, 11/20/35		5,000	4,711,232
4.875%, 03/13/36		10,000	9,570,554
3.875%, 08/22/37		8,000	6,939,764
2.875%, 05/12/41		10,200	7,195,394
5.650%, 03/13/46		1,800	1,683,592
American Electric Power Co., Inc.
# 5.625%, 03/01/33		400	408,395
American Express Co.
8.150%, 03/19/38		2,000	2,447,127
4.050%, 12/03/42		5,000	4,083,422
American Honda Finance Corp.
3.300%, 03/21/29	EUR	11,900	13,648,600
American Tower Corp.
5.650%, 03/15/33		400	406,353
5.550%, 07/15/33		400	403,032
American Water Capital Corp.
4.300%, 12/01/42		3,176	2,641,978
Amgen, Inc.
4.950%, 10/01/41		1,200	1,094,702
5.600%, 03/02/43		1,000	958,514
Amprion GmbH
3.162%, 01/15/31	EUR	300	339,037
Anheuser-Busch InBev Worldwide, Inc.
5.450%, 01/23/39		4,695	4,655,371
APA Corp.
5.100%, 09/01/40		2,700	2,430,773
Appalachian Power Co.
5.650%, 04/01/34		400	403,739
7.000%, 04/01/38		5,200	5,699,596
Apple, Inc.
2.375%, 02/08/41		11,000	7,536,750
3.850%, 05/04/43		5,500	4,369,684
3.450%, 02/09/45		1,000	726,683
4.375%, 05/13/45		1,000	829,273
ArcelorMittal SA
6.800%, 11/29/32		5,000	5,420,761
Arizona Public Service Co.
2.200%, 12/15/31		6,000	5,182,733

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Arrow Electronics, Inc.
	5.875%, 04/10/34		5,000	$5,053,929
Ashtead Capital, Inc.
Ω	5.500%, 08/11/32		4,600	4,628,483
Ω	5.950%, 10/15/33		2,500	2,545,001
Assurant, Inc.
	2.650%, 01/15/32		6,000	5,214,574
AT&T, Inc.
	4.500%, 05/15/35		2,000	1,835,672
	4.900%, 08/15/37		2,000	1,844,219
	4.850%, 03/01/39		1,400	1,248,502
	3.500%, 06/01/41		2,000	1,472,232
	4.350%, 06/15/45		500	379,751
Athene Holding Ltd.
#	5.875%, 01/15/34		6,650	6,629,529
Autoliv, Inc.
	3.000%, 10/29/30	EUR	1,300	1,452,091
AutoNation, Inc.
	2.400%, 08/01/31		3,000	2,619,393
Autoroutes du Sud de la France SA
	1.375%, 02/21/31	EUR	400	420,172
Avnet, Inc.
	3.000%, 05/15/31		8,245	7,412,805
	5.500%, 06/01/32		400	399,330
Ayvens SA
	3.875%, 07/16/29	EUR	6,500	7,574,186
Baker Hughes Holdings LLC
	5.125%, 09/15/40		6,000	5,594,896
Banco BPM SpA
	3.375%, 01/21/30	EUR	510	585,297
Banco Santander SA
#	6.938%, 11/07/33		800	878,974
Bank of America Corp.
	5.875%, 02/07/42		4,236	4,260,468
Bank of New Zealand
	3.661%, 07/17/29	EUR	2,000	2,325,239
Bank of Nova Scotia
	5.650%, 02/01/34		2,000	2,037,693
Banque Federative du Credit Mutuel SA
	1.750%, 03/15/29	EUR	1,000	1,105,192
	4.375%, 05/02/30	EUR	1,400	1,651,891
	0.625%, 02/21/31	EUR	600	602,259
	3.125%, 03/11/31	EUR	500	563,067
BAT Capital Corp.
	4.390%, 08/15/37		2,000	1,787,581
	7.079%, 08/02/43		400	431,060
BAT International Finance PLC
	2.250%, 01/16/30	EUR	435	481,672
Bayer U.S. Finance II LLC
Ω	5.500%, 07/30/35		500	487,356
Ω	4.400%, 07/15/44		500	386,891
Bayer U.S. Finance LLC
Ω	6.500%, 11/21/33		10,000	10,522,334
		Face Amount^	Value†
		(000)
Berkshire Hathaway Energy Co.
5.950%, 05/15/37		6,000	$6,192,254
6.500%, 09/15/37		3,073	3,273,169
BG Energy Capital PLC
2.250%, 11/21/29	EUR	1,000	1,113,364
BHP Billiton Finance USA Ltd.
5.000%, 09/30/43		3,919	3,551,691
Black Hills Corp.
4.350%, 05/01/33		8,837	8,262,637
6.000%, 01/15/35		770	782,297
BMW Canada, Inc.
3.700%, 09/05/29	CAD	1,300	923,739
BNP Paribas SA
3.625%, 09/01/29	EUR	100	115,637
Boardwalk Pipelines LP
3.600%, 09/01/32		150	137,377
5.625%, 08/01/34		5,000	5,009,209
Boeing Co.
6.125%, 02/15/33		2,135	2,223,564
3.600%, 05/01/34		1,825	1,615,454
Booz Allen Hamilton, Inc.
# 5.950%, 08/04/33		2,000	1,988,747
Boston Properties LP
2.450%, 10/01/33		2,000	1,625,335
# 5.750%, 01/15/35		400	397,064
Bouygues SA
0.500%, 02/11/30	EUR	200	209,252
BP Capital Markets America, Inc.
3.060%, 06/17/41		5,400	3,947,141
BPCE SA
0.625%, 01/15/30	EUR	2,000	2,096,510
Brighthouse Financial, Inc.
# 5.625%, 05/15/30		1,239	1,247,865
Bristol-Myers Squibb Co.
4.125%, 06/15/39		2,750	2,386,301
2.350%, 11/13/40		1,200	819,042
3.550%, 03/15/42		4,000	3,067,029
5.500%, 02/22/44		500	478,613
British Columbia Investment Management Corp.
3.400%, 06/02/30	CAD	8,400	5,996,216
3.250%, 06/02/31	CAD	11,800	8,325,361
Broadcom, Inc.
3.419%, 04/15/33		600	529,653
3.137%, 11/15/35		4,900	3,983,023
Brookfield Finance, Inc.
# 2.724%, 04/15/31		2,600	2,342,104
5.675%, 01/15/35		3,000	2,992,717
5.330%, 01/15/36		2,000	1,929,030
Brown & Brown, Inc.
4.200%, 03/17/32		400	375,752
Brunswick Corp.
4.400%, 09/15/32		5,000	4,707,176

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Burlington Northern Santa Fe LLC
	5.150%, 09/01/43		500	$461,793
	Cadent Finance PLC
	4.250%, 07/05/29	EUR	100	117,900
	Caisse d'Amortissement de la Dette Sociale
	3.125%, 03/01/30	EUR	3,900	4,484,375
	CaixaBank SA
	3.750%, 09/07/29	EUR	2,700	3,152,747
	4.250%, 09/06/30	EUR	300	356,704
	Camden Property Trust
	4.900%, 01/15/34		5,000	4,881,457
	Canada Housing Trust No. 1
Ω	1.900%, 03/15/31	CAD	8,300	5,555,082
	Canadian Imperial Bank of Commerce
	6.092%, 10/03/33		8,000	8,363,834
	Canadian Natural Resources Ltd.
	5.850%, 02/01/35		2,000	2,045,881
	6.250%, 03/15/38		9,800	10,174,502
	Capital One Financial Corp.
	1.650%, 06/12/29	EUR	900	983,612
	6.700%, 11/29/32		2,179	2,338,805
	Cardinal Health, Inc.
	4.600%, 03/15/43		400	336,408
	Cargill, Inc.
	3.875%, 04/24/30	EUR	100	116,826
	Carlsberg Breweries AS
	3.000%, 08/28/29	EUR	300	342,149
	Carrier Global Corp.
	3.377%, 04/05/40		3,211	2,493,822
	CBRE Services, Inc.
	5.950%, 08/15/34		787	805,231
	Cencora, Inc.
	4.900%, 02/13/36		1,000	957,193
	Cenovus Energy, Inc.
	6.750%, 11/15/39		500	540,372
	CenterPoint Energy Resources Corp.
	5.400%, 07/01/34		8,000	8,004,343
	5.850%, 01/15/41		3,000	2,999,210
	CF Industries, Inc.
	5.150%, 03/15/34		1,700	1,663,335
	4.950%, 06/01/43		4,000	3,498,119
	Chubb INA Holdings LLC
	0.875%, 12/15/29	EUR	100	106,125
	Cigna Group
	5.250%, 02/15/34		2,000	1,985,241
	4.800%, 08/15/38		2,800	2,581,284
	3.200%, 03/15/40		1,470	1,112,620
	6.125%, 11/15/41		400	406,303
	Cisco Systems, Inc.
	5.900%, 02/15/39		3,100	3,200,911
	5.500%, 01/15/40		12,200	12,082,456
			Face Amount^	Value†
			(000)
	Citigroup, Inc.
	8.125%, 07/15/39		7,866	$9,595,274
	5.875%, 01/30/42		4,000	3,992,968
	CK Hutchison Europe Finance 21 Ltd.
	0.750%, 11/02/29	EUR	300	316,725
	CNA Financial Corp.
	5.500%, 06/15/33		2,000	2,004,173
	5.125%, 02/15/34		2,400	2,337,045
	Comcast Corp.
	4.200%, 08/15/34		675	612,267
	4.400%, 08/15/35		2,850	2,575,350
	3.900%, 03/01/38		3,800	3,103,921
	Conagra Brands, Inc.
	5.750%, 08/01/35		2,220	2,203,268
	5.300%, 11/01/38		8,600	7,940,375
	Consolidated Edison Co. of New York, Inc.
	6.750%, 04/01/38		1,300	1,429,876
	5.500%, 12/01/39		1,400	1,369,835
	5.700%, 06/15/40		294	291,430
	3.950%, 03/01/43		500	390,600
	Constellation Energy Generation LLC
	5.800%, 03/01/33		400	410,765
	5.600%, 06/15/42		1,768	1,677,230
	Continental AG
	3.500%, 10/01/29	EUR	374	431,203
	Continental Resources, Inc.
	4.900%, 06/01/44		1,800	1,431,152
	Cooperatieve Rabobank UA
	4.000%, 01/10/30	EUR	2,800	3,286,889
	Corebridge Financial, Inc.
	3.900%, 04/05/32		800	741,946
	4.350%, 04/05/42		8,000	6,548,825
	Cox Communications, Inc.
Ω	4.800%, 02/01/35		3,797	3,305,273
Ω	4.700%, 12/15/42		1,000	719,600
	CPPIB Capital, Inc.
	3.600%, 06/02/29	CAD	8,300	5,986,764
	Credit Agricole SA
	4.125%, 03/07/30	EUR	2,000	2,360,599
	Credit Mutuel Arkea SA
	0.750%, 01/18/30	EUR	1,100	1,157,178
	4.125%, 04/02/31	EUR	1,000	1,175,337
	Criteria Caixa SA
	3.250%, 02/25/31	EUR	500	565,865
	Crown Castle, Inc.
	2.900%, 04/01/41		6,000	4,180,486
	CSX Corp.
#	4.750%, 05/30/42		968	859,882
	CVS Health Corp.
	4.780%, 03/25/38		9,240	8,436,318
	4.125%, 04/01/40		170	140,985
	5.300%, 12/05/43		400	358,465
	6.000%, 06/01/44		900	868,657

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Daimler Truck Finance North America LLC
Ω	5.375%, 01/18/34		850	$842,116
#Ω	5.375%, 06/25/34		5,000	4,942,366
Darden Restaurants, Inc.
	6.300%, 10/10/33		5,000	5,244,499
Dell International LLC/EMC Corp.
	3.375%, 12/15/41		5,000	3,664,359
Depository Trust Co.
Ω	4.550%, 03/27/31		4,000	3,945,404
Deutsche Lufthansa AG
	3.500%, 07/14/29	EUR	100	114,993
Devon Energy Corp.
	5.600%, 07/15/41		2,600	2,494,806
	4.750%, 05/15/42		8,400	7,222,923
	5.000%, 06/15/45		500	430,981
Digital Dutch Finco BV
	1.500%, 03/15/30	EUR	261	279,589
	1.250%, 02/01/31	EUR	162	166,803
Dominion Energy, Inc.
#	4.900%, 08/01/41		6,755	6,008,315
Dow Chemical Co.
	5.250%, 11/15/41		8,900	7,890,632
	4.375%, 11/15/42		4,300	3,396,843
	4.625%, 10/01/44		500	395,657
DSV Finance BV
	3.500%, 06/26/29	EUR	1,980	2,291,260
Duke Energy Carolinas LLC
	6.100%, 06/01/37		2,167	2,250,686
Duke Energy Corp.
	3.300%, 06/15/41		400	294,586
Duquesne Light Holdings, Inc.
Ω	2.775%, 01/07/32		500	437,853
Eastman Chemical Co.
	4.800%, 09/01/42		3,305	2,842,567
Eaton Capital ULC
	0.577%, 03/08/30	EUR	250	261,473
eBay, Inc.
	4.000%, 07/15/42		1,000	765,888
Elevance Health, Inc.
	5.950%, 12/15/34		1,200	1,240,188
	4.625%, 05/15/42		1,000	853,008
Enel Finance International NV
Ω	5.500%, 06/26/34		5,400	5,371,656
Energy Transfer LP
	6.050%, 06/01/41		5,000	4,947,253
	6.500%, 02/01/42		2,000	2,049,061
	5.300%, 04/01/44		1,000	881,054
	5.150%, 03/15/45		500	431,654
Eni SpA
Ω	5.500%, 05/15/34		5,800	5,789,719
Enterprise Products Operating LLC
	6.650%, 10/15/34		1,500	1,634,170
			Face Amount^	Value†
			(000)
	6.450%, 09/01/40		500	$530,484
	5.950%, 02/01/41		2,549	2,587,407
	5.700%, 02/15/42		1,270	1,240,341
	4.850%, 08/15/42		400	356,553
	4.450%, 02/15/43		1,400	1,179,708
	Equinor ASA
	3.625%, 04/06/40		5,151	4,175,574
	Equitable Holdings, Inc.
#	5.594%, 01/11/33		2,980	3,016,949
	ERAC USA Finance LLC
Ω	5.625%, 03/15/42		1,851	1,792,081
	ERG SpA
	4.125%, 07/03/30	EUR	2,345	2,752,771
	ERP Operating LP
	4.650%, 09/15/34		5,400	5,152,672
	Erste Group Bank AG
	0.250%, 09/14/29	EUR	900	946,526
	Eurofins Scientific SE
	4.750%, 09/06/30	EUR	200	238,990
	Eversource Energy
	5.125%, 05/15/33		400	394,000
	Exelon Corp.
	5.625%, 06/15/35		400	400,829
	Export Development Canada
	3.875%, 08/08/30	NZD	1,400	813,684
	Exxon Mobil Corp.
	2.995%, 08/16/39		500	386,516
	4.227%, 03/19/40		6,000	5,269,426
	3.567%, 03/06/45		500	370,636
	Fairfax Financial Holdings Ltd.
	5.625%, 08/16/32		950	961,944
	Federation des Caisses Desjardins du Quebec
	3.467%, 09/05/29	EUR	1,780	2,054,263
	FedEx Corp.
	4.900%, 01/15/34		3,588	3,503,534
	5.100%, 01/15/44		1,761	1,564,850
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		8,900	8,300,808
	2.450%, 03/15/31		1,000	880,083
	Fidelity National Information Services, Inc.
#	5.100%, 07/15/32		2,500	2,469,138
	3.100%, 03/01/41		2,700	1,900,733
	Fingrid OYJ
	2.750%, 12/04/29	EUR	140	158,489
	Firmenich Productions Participations SAS
	1.750%, 04/30/30	EUR	100	108,445
	First American Financial Corp.
	2.400%, 08/15/31		3,010	2,600,098
	Fiserv, Inc.
	1.625%, 07/01/30	EUR	1,000	1,057,416

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Flowserve Corp.
	2.800%, 01/15/32		9,600	$8,407,819
	FMR LLC
Ω	4.950%, 02/01/33		8,555	8,342,423
	Fortune Brands Innovations, Inc.
#	5.875%, 06/01/33		400	411,453
	Fox Corp.
	5.476%, 01/25/39		9,600	9,115,171
	GAS Networks Ireland
	3.250%, 09/12/30	EUR	640	731,198
	GATX Corp.
	3.500%, 06/01/32		1,050	961,612
	5.450%, 09/15/33		500	501,521
	Gecina SA
	1.625%, 03/14/30	EUR	500	539,633
	General Dynamics Corp.
	4.250%, 04/01/40		3,000	2,619,833
	General Mills, Inc.
	3.650%, 10/23/30	EUR	1,290	1,490,644
	General Motors Co.
	5.000%, 04/01/35		1,850	1,757,048
	5.150%, 04/01/38		1,490	1,388,178
	6.250%, 10/02/43		2,000	1,947,391
	General Motors Financial Co., Inc.
	4.300%, 02/15/29	EUR	300	352,431
	4.000%, 07/10/30	EUR	2,400	2,795,642
	Gilead Sciences, Inc.
	2.600%, 10/01/40		5,786	4,083,122
	Glencore Funding LLC
Ω	2.850%, 04/27/31		3,600	3,258,217
Ω	6.500%, 10/06/33		5,000	5,297,865
	Global Payments, Inc.
	5.550%, 11/15/35		800	761,899
	GLP Capital LP/GLP Financing II, Inc.
	5.625%, 03/01/36		3,250	3,116,226
	Goldman Sachs Group, Inc.
	6.125%, 02/15/33		2,000	2,107,848
	6.250%, 02/01/41		1,200	1,233,982
	Grand City Properties SA
	4.375%, 01/09/30	EUR	700	819,973
	Halliburton Co.
	4.850%, 11/15/35		2,002	1,899,651
	6.700%, 09/15/38		5,400	5,806,058
	7.450%, 09/15/39		1,000	1,141,496
	4.500%, 11/15/41		140	119,742
	5.000%, 11/15/45		1,000	858,149
	Hamburg Commercial Bank AG
	3.500%, 01/31/30	EUR	3,980	4,564,964
	HCA, Inc.
	5.500%, 06/01/33		5,000	5,022,537
	Heineken NV
Ω	4.000%, 10/01/42		1,000	799,557
			Face Amount^	Value†
			(000)
	Helmerich & Payne, Inc.
	5.500%, 12/01/34		1,000	$968,383
	Hess Corp.
	5.600%, 02/15/41		5,000	4,920,409
	HF Sinclair Corp.
	6.250%, 01/15/35		2,000	2,051,814
	Highwoods Realty LP
	7.650%, 02/01/34		1,000	1,098,679
	Home Depot, Inc.
	3.300%, 04/15/40		8,400	6,541,660
	Honda Canada Finance, Inc.
	4.900%, 06/04/29	CAD	2,100	1,545,193
	3.539%, 09/23/30	CAD	3,000	2,103,692
	Host Hotels & Resorts LP
	5.700%, 07/01/34		6,200	6,195,330
	5.500%, 04/15/35		400	393,454
	Housing New Zealand Ltd.
	2.183%, 04/24/30	NZD	3,400	1,862,423
	HP, Inc.
#	5.500%, 01/15/33		1,000	1,007,446
#	6.000%, 09/15/41		4,000	3,942,653
	HSBC Holdings PLC
	6.100%, 01/14/42		1,030	1,058,757
	Humana, Inc.
#	5.550%, 05/01/35		2,800	2,752,690
	4.625%, 12/01/42		5,640	4,604,327
	IBM International Capital Pte. Ltd.
	4.900%, 02/05/34		1,400	1,347,665
	5.250%, 02/05/44		4,000	3,501,316
	IHG Finance LLC
	3.375%, 09/10/30	EUR	3,400	3,858,353
	Imperial Brands Finance PLC
Ω	5.875%, 07/01/34		10,000	10,151,933
	Indiana Michigan Power Co.
	6.050%, 03/15/37		1,384	1,435,251
	ING Groep NV
	2.500%, 11/15/30	EUR	600	664,303
	Intel Corp.
	4.600%, 03/25/40		4,200	3,632,825
	2.800%, 08/12/41		3,000	2,011,315
	4.800%, 10/01/41		500	429,317
	4.250%, 12/15/42		2,190	1,720,360
	5.625%, 02/10/43		3,550	3,277,518
	Intercontinental Exchange, Inc.
	2.650%, 09/15/40		7,000	4,914,420
	International Business Machines Corp.
	3.300%, 01/27/27		126	124,930
	3.500%, 05/15/29		29	28,032
	2.900%, 02/10/30	EUR	3,220	3,648,277
	4.150%, 05/15/39		3,300	2,744,391
	2.850%, 05/15/40		6,500	4,523,865

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	International Paper Co.
#	6.000%, 11/15/41		9,000	$8,887,607
	Intesa Sanpaolo SpA
	3.625%, 10/16/30	EUR	2,000	2,321,001
Ω	7.200%, 11/28/33		5,000	5,519,149
	Invitation Homes Operating Partnership LP
	5.500%, 08/15/33		1,000	1,002,725
	Jackson Financial, Inc.
	5.670%, 06/08/32		2,000	1,992,279
	Jacobs Engineering Group, Inc.
	5.900%, 03/01/33		3,398	3,457,544
	JDE Peet's NV
	4.125%, 01/23/30	EUR	110	128,152
	Jefferies Financial Group, Inc.
	4.000%, 04/16/29	EUR	430	500,186
	2.625%, 10/15/31		7,900	6,843,861
	6.200%, 04/14/34		3,000	3,027,138
	Johnson & Johnson
	4.950%, 06/01/34		10,000	10,097,661
	3.550%, 03/01/36		5,000	4,440,132
	3.400%, 01/15/38		2,500	2,123,874
	2.100%, 09/01/40		11,250	7,635,186
	4.500%, 09/01/40		500	461,324
	JPMorgan Chase & Co.
	6.400%, 05/15/38		6,200	6,638,815
	5.500%, 10/15/40		8,700	8,581,448
	Kemper Corp.
	3.800%, 02/23/32		727	648,255
	Kimco Realty OP LLC
	4.600%, 02/01/33		2,500	2,420,383
	Kinder Morgan Energy Partners LP
	6.950%, 01/15/38		800	874,019
	6.500%, 09/01/39		1,565	1,635,723
	5.000%, 03/01/43		1,073	940,727
	5.500%, 03/01/44		500	458,128
	5.400%, 09/01/44		400	361,290
	Kinder Morgan, Inc.
	5.300%, 12/01/34		5,000	4,937,185
	Koninklijke Philips NV
	3.250%, 05/23/30	EUR	4,512	5,147,891
	Kraft Heinz Foods Co.
	6.875%, 01/26/39		1,000	1,069,373
	4.625%, 10/01/39		1,500	1,297,564
	5.000%, 06/04/42		6,000	5,189,262
	5.200%, 07/15/45		1,000	860,070
	Kroger Co.
	7.500%, 04/01/31		6,325	6,997,060
	5.150%, 08/01/43		400	358,992
	La Banque Postale SA
	4.375%, 01/17/30	EUR	200	236,153
	Landesbank Baden-Wuerttemberg
	0.375%, 02/21/31	EUR	2,000	1,997,622
			Face Amount^	Value†
			(000)
	Lansforsakringar Bank AB
	3.250%, 01/22/30	EUR	13,004	$14,895,377
	Lazard Group LLC
	5.625%, 08/01/35		4,000	3,942,419
	Legg Mason, Inc.
	5.625%, 01/15/44		4,780	4,557,833
	Liberty Mutual Group, Inc.
	4.625%, 12/02/30	EUR	340	406,868
	Liberty Utilities Co.
Ω	5.869%, 01/31/34		5,000	5,042,918
	Lincoln National Corp.
#	3.400%, 01/15/31		50	46,570
	3.400%, 03/01/32		4,555	4,122,860
	6.300%, 10/09/37		1,000	1,028,053
	7.000%, 06/15/40		400	427,291
	Lloyds Bank Corporate Markets PLC
	3.250%, 03/24/30	EUR	1,600	1,832,616
	Lockheed Martin Corp.
	4.070%, 12/15/42		1,500	1,223,102
	Loews Corp.
#	4.125%, 05/15/43		3,000	2,413,347
	Lowe's Cos., Inc.
	4.375%, 09/15/45		500	398,104
	LPL Holdings, Inc.
	6.000%, 05/20/34		1,700	1,712,978
	5.650%, 03/15/35		5,000	4,878,310
	LSEG Finance PLC
Ω	3.200%, 04/06/41		4,700	3,477,455
	LYB International Finance III LLC
	5.500%, 03/01/34		380	373,357
#	5.875%, 01/15/36		1,000	992,653
	3.375%, 10/01/40		9,500	6,831,603
	Macquarie Group Ltd.
	4.747%, 01/23/30	EUR	4,746	5,682,215
	Marathon Petroleum Corp.
	6.500%, 03/01/41		1,600	1,672,584
	4.750%, 09/15/44		550	462,508
	Marriott International, Inc.
#	2.750%, 10/15/33		2,500	2,135,275
	Mars, Inc.
Ω	3.600%, 04/01/34		5,000	4,467,119
Ω	2.375%, 07/16/40		400	274,139
	Marsh & McLennan Cos., Inc.
	5.875%, 08/01/33		2,500	2,590,177
	Medtronic, Inc.
	3.650%, 10/15/29	EUR	300	349,158
	Merck & Co., Inc.
	4.150%, 03/15/31		3,000	2,918,270
	4.750%, 12/04/35		11,300	10,850,829
	3.900%, 03/07/39		250	213,537
	2.350%, 06/24/40		8,750	6,046,917
	3.700%, 02/10/45		4,500	3,378,084
	Meta Platforms, Inc.
	5.500%, 11/15/45		1,000	865,028

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
MetLife, Inc.
5.700%, 06/15/35		7,200	$7,344,325
Micron Technology, Inc.
3.366%, 11/01/41		3,200	2,374,886
Microsoft Corp.
# 3.450%, 08/08/36		4,500	3,893,512
Mid-America Apartments LP
5.000%, 03/15/34		5,000	4,885,393
Mississippi Power Co.
4.250%, 03/15/42		1,200	978,352
Mitsubishi UFJ Financial Group, Inc.
3.751%, 07/18/39		3,200	2,646,913
Mizuho Financial Group, Inc.
0.797%, 04/15/30	EUR	4,050	4,237,631
4.608%, 08/28/30	EUR	3,000	3,590,059
Molson Coors Beverage Co.
5.000%, 05/01/42		5,000	4,375,627
Moody's Corp.
0.950%, 02/25/30	EUR	1,070	1,133,839
Mosaic Co.
5.625%, 11/15/43		400	367,539
Motability Operations Group PLC
3.625%, 07/24/29	EUR	5,000	5,789,885
MPLX LP
4.500%, 04/15/38		5,610	4,966,896
Nasdaq, Inc.
0.875%, 02/13/30	EUR	410	430,726
National Fuel Gas Co.
2.950%, 03/01/31		300	271,868
National Gas Transmission PLC
4.250%, 04/05/30	EUR	261	307,108
National Grid North America, Inc.
3.150%, 06/03/30	EUR	130	147,566
National Securities Clearing Corp.
4.700%, 05/20/30		4,519	4,495,461
Nationwide Building Society
3.250%, 09/05/29	EUR	300	344,417
3.000%, 03/03/30	EUR	3,417	3,875,551
Naturgy Finance Iberia SA
3.250%, 10/02/30	EUR	2,500	2,845,274
NatWest Markets PLC
3.125%, 01/10/30	EUR	12,652	14,427,826
3.000%, 09/03/30	EUR	2,000	2,257,516
NBCUniversal Media LLC
4.450%, 01/15/43		500	428,369
Nederlandse Waterschapsbank NV
2.750%, 12/17/29	EUR	100	114,174
			Face Amount^	Value†
			(000)
	Neste OYJ
	3.750%, 03/20/30	EUR	430	$498,887
	Nestle Holdings, Inc.
#Ω	3.900%, 09/24/38		1,000	874,325
	New Zealand Government Bonds
	3.000%, 04/20/29	NZD	4,000	2,306,555
	4.500%, 05/15/30	NZD	81,100	48,600,314
	New Zealand Local Government Funding Agency Bonds
	1.500%, 04/20/29	NZD	400	220,440
	4.500%, 05/15/30	NZD	7,100	4,221,942
	Newmont Corp.
	5.875%, 04/01/35		5,000	5,185,517
	NextEra Energy Capital Holdings, Inc.
	3.830%, 06/12/30	CAD	2,100	1,494,215
	5.250%, 03/15/34		8,000	7,948,702
	NIBC Bank NV
	3.500%, 06/05/30	EUR	3,100	3,556,067
	NiSource, Inc.
	5.950%, 06/15/41		525	522,661
	Nokia OYJ
	6.625%, 05/15/39		1,500	1,504,401
	Nomura Holdings, Inc.
	3.459%, 05/28/30	EUR	2,800	3,199,454
	Northern Star Resources Ltd.
Ω	6.125%, 04/11/33		5,000	5,100,352
	NOV, Inc.
	3.950%, 12/01/42		3,359	2,538,970
	Novartis Capital Corp.
	4.400%, 03/18/31		2,000	1,966,305
	4.600%, 11/05/35		1,000	956,179
	4.900%, 03/18/36		10,000	9,717,341
	Novo Nordisk Finance Netherlands BV
	2.875%, 08/27/30	EUR	200	226,585
	NTT Finance Corp.
	0.342%, 03/03/30	EUR	300	308,859
	NVIDIA Corp.
	4.500%, 06/15/31		4,000	3,914,740
	3.500%, 04/01/40		1,600	1,273,291
	Nykredit Realkredit AS
	3.375%, 01/10/30	EUR	500	572,540
	3.625%, 07/24/30	EUR	5,010	5,757,983
	Omnicom Group, Inc.
	3.375%, 03/01/41		5,000	3,571,553
	ONEOK Partners LP
	6.125%, 02/01/41		500	501,672
	ONEOK, Inc.
	5.400%, 10/15/35		3,000	2,937,338
	Ontario Teachers' Finance Trust
	4.150%, 11/01/29	CAD	2,000	1,463,509
	OP Corporate Bank PLC
	0.625%, 11/12/29	EUR	1,160	1,220,112

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	2.875%, 11/27/29	EUR	3,500	$3,984,828
	Oracle Corp.
	3.800%, 11/15/37		400	301,461
	3.600%, 04/01/40		7,800	5,396,157
	ORIX Corp.
	3.780%, 05/29/29	EUR	4,500	5,232,307
	Ovintiv, Inc.
#	6.250%, 07/15/33		1,279	1,333,994
	6.500%, 02/01/38		150	155,614
	Pacific LifeCorp
Ω	5.125%, 01/30/43		3,000	2,687,232
	Parker-Hannifin Corp.
	2.900%, 03/01/30	EUR	100	113,227
	Pfizer Investment Enterprises Pte. Ltd.
	5.110%, 05/19/43		1,000	912,462
	Pfizer, Inc.
	2.550%, 05/28/40		4,000	2,807,727
	5.600%, 09/15/40		400	398,293
	Philip Morris International, Inc.
	5.625%, 09/07/33		3,000	3,072,245
	4.375%, 11/15/41		2,335	1,984,410
	3.875%, 08/21/42		5,000	3,932,068
	4.125%, 03/04/43		400	322,918
	4.875%, 11/15/43		400	351,627
	Phillips 66
	2.150%, 12/15/30		200	178,171
	4.650%, 11/15/34		3,000	2,853,704
	5.875%, 05/01/42		2,380	2,345,141
	Phillips 66 Co.
	5.300%, 06/30/33		5,000	5,003,719
	4.680%, 02/15/45		500	414,337
	Pioneer Natural Resources Co.
	1.900%, 08/15/30		2,000	1,784,592
	Plains All American Pipeline LP/PAA Finance Corp.
	5.600%, 01/15/36		1,400	1,378,981
	4.300%, 01/31/43		1,500	1,190,942
#	4.700%, 06/15/44		5,000	4,172,362
	4.900%, 02/15/45		500	425,977
	Praemia Healthcare SACA
	0.875%, 11/04/29	EUR	2,200	2,313,876
	Precision Castparts Corp.
	4.375%, 06/15/45		500	411,644
	Primerica, Inc.
	2.800%, 11/19/31		4,950	4,406,783
	Progress Energy, Inc.
#	6.000%, 12/01/39		5,010	5,082,807
	Prologis LP
	4.625%, 01/15/33		1,200	1,168,664
	Province of Alberta
	2.050%, 06/01/30	CAD	25,300	17,236,341
	1.650%, 06/01/31	CAD	12,500	8,216,196
			Face Amount^	Value†
			(000)
	Province of British Columbia
	2.200%, 06/18/30	CAD	2,100	$1,437,216
	1.550%, 06/18/31	CAD	7,000	4,573,307
	Province of Manitoba
	2.050%, 06/02/31	CAD	5,000	3,344,973
	Province of Nova Scotia
	2.000%, 09/01/30	CAD	1,700	1,150,557
	Province of Ontario
	1.550%, 11/01/29	CAD	1,600	1,083,311
	2.050%, 06/02/30	CAD	13,200	8,986,753
	2.950%, 09/08/30	CAD	10,000	7,022,863
	1.350%, 12/02/30	CAD	34,800	22,813,320
	Province of Quebec
	2.300%, 09/01/29	CAD	10,000	6,947,534
	1.900%, 09/01/30	CAD	20,000	13,481,899
	2.100%, 05/27/31	CAD	6,700	4,502,624
	Prudential Financial, Inc.
	3.000%, 03/10/40		600	444,874
	6.625%, 06/21/40		500	542,756
	PulteGroup, Inc.
	6.375%, 05/15/33		1,100	1,163,098
	PVH Corp.
	4.125%, 07/16/29	EUR	2,900	3,383,147
	Quanta Services, Inc.
	3.050%, 10/01/41		1,100	786,863
	RCI Banque SA
	4.875%, 10/02/29	EUR	300	356,523
	3.375%, 06/06/30	EUR	2,300	2,602,910
	3.875%, 09/30/30	EUR	2,500	2,873,931
	Realty Income Corp.
	2.850%, 12/15/32		1,067	935,306
	1.800%, 03/15/33		4,600	3,748,992
	Reynolds American, Inc.
	5.700%, 08/15/35		1,000	1,012,205
	6.150%, 09/15/43		400	393,955
	Rio Tinto Alcan, Inc.
	6.125%, 12/15/33		5,000	5,246,282
	Roche Holdings, Inc.
Ω	4.203%, 09/09/29		400	395,357
	Rogers Communications, Inc.
	4.500%, 03/15/42		500	408,287
	5.450%, 10/01/43		8,000	7,153,718
	Royal Bank of Canada
	5.000%, 02/01/33		5,000	4,959,415
	Royalty Pharma PLC
	3.300%, 09/02/40		10,750	8,103,135
	RTX Corp.
	4.875%, 10/15/40		4,000	3,695,862
	Sagax AB
	3.375%, 01/26/31	EUR	140	156,904
	Salesforce, Inc.
	2.700%, 07/15/41		500	328,102
	6.400%, 03/15/46		1,000	962,547
	Santander U.K. PLC
	3.346%, 03/25/30	EUR	400	458,717

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Schlumberger Holdings Corp.
Ω	5.000%, 06/01/34		3,000	$2,945,343
Shell Finance U.S., Inc.
	6.375%, 12/15/38		5,000	5,319,721
	4.550%, 08/12/43		500	424,670
	4.375%, 05/11/45		2,000	1,631,686
	4.000%, 05/10/46		1,800	1,384,184
Shell International Finance BV
	4.550%, 08/12/43		3,107	2,635,460
Siemens Financieringsmaatschappij NV
Ω	6.125%, 08/17/26		80	80,065
Ω	2.875%, 03/11/41		10,000	7,301,107
Ω	4.400%, 05/27/45		1,000	839,225
Sika Capital BV
	3.750%, 05/03/30	EUR	3,550	4,128,734
Sixt SE
	3.250%, 01/22/30	EUR	300	340,983
Skandinaviska Enskilda Banken AB
	0.625%, 11/12/29	EUR	500	527,225
	3.375%, 03/19/30	EUR	6,800	7,811,004
Snam SpA
	4.000%, 11/27/29	EUR	100	117,280
Societe Generale SA
	1.250%, 06/12/30	EUR	900	951,319
Southern Co. Gas Capital Corp.
	5.750%, 09/15/33		1,900	1,947,189
Southwest Gas Corp.
	2.200%, 06/15/30		2,477	2,230,366
SSE PLC
	2.875%, 08/01/29	EUR	200	226,972
Stanley Black & Decker, Inc.
	3.000%, 05/15/32		6,500	5,801,282
	5.200%, 09/01/40		3,000	2,760,663
Statnett SF
	1.250%, 04/26/30	EUR	1,800	1,922,653
Stedin Holding NV
	0.500%, 11/14/29	EUR	1,320	1,388,934
Stora Enso OYJ
	4.250%, 09/01/29	EUR	1,260	1,481,267
Suez SACA
	2.375%, 05/24/30	EUR	2,900	3,200,646
Sumitomo Mitsui Financial Group, Inc.
	0.632%, 10/23/29	EUR	2,640	2,787,846
	5.766%, 01/13/33		2,000	2,049,603
Sumitomo Mitsui Trust Bank Ltd.
Ω	5.350%, 03/07/34		5,300	5,300,809
		Face Amount^	Value†
		(000)
Sun Communities Operating LP
4.200%, 04/15/32		3,000	$2,834,396
Suncor Energy, Inc.
5.950%, 12/01/34		6,600	6,765,267
6.850%, 06/01/39		1,500	1,621,404
Svenska Handelsbanken AB
0.500%, 02/18/30	EUR	2,000	2,081,973
Swedbank AB
2.875%, 04/30/29	EUR	100	113,858
3.250%, 09/24/29	EUR	2,700	3,098,170
4.375%, 09/05/30	EUR	1,000	1,191,235
Tanger Properties LP
2.750%, 09/01/31		3,900	3,481,152
Targa Resources Corp.
4.200%, 02/01/33		3,000	2,799,113
Teollisuuden Voima OYJ
4.750%, 06/01/30	EUR	600	716,499
Terna - Rete Elettrica Nazionale
3.500%, 01/17/31	EUR	2,000	2,304,169
Texas Instruments, Inc.
3.875%, 03/15/39		5,000	4,229,520
T-Mobile USA, Inc.
4.375%, 04/15/40		1,450	1,224,728
3.000%, 02/15/41		9,750	6,865,777
Toronto-Dominion Bank
3.631%, 12/13/29	EUR	5,000	5,790,254
Toyota Credit Canada, Inc.
4.440%, 06/27/29	CAD	4,000	2,914,006
3.740%, 05/21/30	CAD	4,300	3,055,689
3.650%, 08/19/30	CAD	2,100	1,483,639
3.460%, 02/24/31	CAD	2,200	1,536,524
Toyota Motor Credit Corp.
3.850%, 07/24/30	EUR	1,000	1,167,186
Toyota Motor Finance Netherlands BV
2.750%, 01/28/30	EUR	2,000	2,254,882
TransCanada PipeLines Ltd.
4.625%, 03/01/34		7,145	6,787,761
Traton Finance Luxembourg SA
3.750%, 03/27/30	EUR	4,300	4,946,585
Travelers Cos., Inc.
5.350%, 11/01/40		3,300	3,192,807
4.600%, 08/01/43		2,000	1,719,828
TWDC Enterprises 18 Corp.
4.125%, 12/01/41		1,000	831,813
Tyson Foods, Inc.
5.700%, 03/15/34		1,500	1,523,268
UBS Group AG
0.650%, 09/10/29	EUR	1,000	1,062,394
Union Pacific Corp.
# 3.375%, 02/14/42		250	189,456

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	United Parcel Service, Inc.
	5.200%, 04/01/40		5,260	$5,074,955
	4.875%, 11/15/40		907	836,007
	UnitedHealth Group, Inc.
	2.750%, 05/15/40		400	287,202
	3.050%, 05/15/41		5,200	3,800,579
	4.250%, 03/15/43		1,550	1,269,178
	Unum Group
Ω	4.046%, 08/15/41		2,200	1,739,541
	5.750%, 08/15/42		2,000	1,922,164
	Valero Energy Corp.
	6.625%, 06/15/37		2,300	2,477,447
	Var Energi ASA
	3.875%, 03/12/31	EUR	592	680,967
	Ventas Realty LP
	5.700%, 09/30/43		4,000	3,842,737
	Verizon Communications, Inc.
	1.250%, 04/08/30	EUR	800	849,906
	2.500%, 05/16/30	CAD	4,700	3,188,631
	5.250%, 03/16/37		1,000	958,941
	4.812%, 03/15/39		10,500	9,435,141
	3.400%, 03/22/41		1,000	741,601
	Videotron Ltd.
Ω	5.700%, 01/15/35		5,000	4,914,533
	Virginia Electric & Power Co.
	5.300%, 08/15/33		5,000	5,008,808
	8.875%, 11/15/38		1,138	1,444,510
	4.000%, 01/15/43		2,800	2,207,434
	Volkswagen Financial Services AG
	3.875%, 09/10/30	EUR	500	577,295
	Volkswagen Group of America Finance LLC
	5.600%, 03/22/34		1,800	1,779,514
	Volkswagen International Finance NV
	4.375%, 05/15/30	EUR	100	117,843
	Volvo Treasury AB
	3.125%, 08/26/29	EUR	1,300	1,488,937
	Vonovia SE
	2.125%, 03/22/30	EUR	600	658,084
	Voya Financial, Inc.
	5.050%, 03/02/36		500	475,105
#	5.700%, 07/15/43		4,000	3,803,472
	VSP Optical Group, Inc.
Ω	5.450%, 12/01/35		4,000	3,933,049
	VW Credit Canada, Inc.
	3.810%, 11/19/30	CAD	2,300	1,622,149
	Walmart, Inc.
	5.625%, 04/01/40		500	511,519
	Walt Disney Co.
	3.500%, 05/13/40		6,400	5,092,600
		Face Amount^	Value†
		(000)
Wells Fargo & Co.
0.625%, 03/25/30	EUR	3,000	$3,124,072
Western Midstream Operating LP
5.450%, 04/01/44		2,500	2,204,301
Western Union Co.
# 2.750%, 03/15/31		2,000	1,788,096
Westlake Corp.
1.625%, 07/17/29	EUR	120	130,834
# 5.550%, 11/15/35		1,400	1,358,758
2.875%, 08/15/41		800	535,538
Westpac New Zealand Ltd.
4.337%, 09/24/29	NZD	5,000	2,941,862
Williams Cos., Inc.
5.650%, 03/15/33		400	405,808
6.300%, 04/15/40		1,000	1,031,281
5.400%, 03/04/44		7,000	6,375,824
Willis North America, Inc.
# 5.350%, 05/15/33		3,000	2,992,940
Wisconsin Power & Light Co.
5.375%, 03/30/34		2,200	2,200,687
Woodside Finance Ltd.
6.000%, 05/19/35		5,000	5,104,494
WP Carey, Inc.
2.250%, 04/01/33		5,000	4,140,834
WPP Finance 2013
3.625%, 09/12/29	EUR	100	115,343
WRKCo, Inc.
4.200%, 06/01/32		600	570,945
TOTAL BONDS			1,745,626,009
U.S. TREASURY OBLIGATIONS — (1.3%)
U.S. Treasury Notes
0.875%, 11/15/30		5,000	4,317,383
3.875%, 04/30/31		10,000	9,767,968
4.125%, 02/15/36		11,000	10,511,875
TOTAL U.S. TREASURY OBLIGATIONS			24,597,226
TOTAL INVESTMENT SECURITIES (Cost $1,833,958,369)			1,770,223,235

		Shares
SECURITIES LENDING COLLATERAL — (2.6%)
@§	The DFA Short Term Investment Fund	4,060,806	46,971,345
TOTAL INVESTMENTS — (100.0%)
(Cost $1,880,922,580)^^			$1,817,194,580

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
As of July 31, 2026, DFA Intermediate-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	7,289,476	CAD	10,128,518	Citibank, N.A.	08/11/26	$62,244
USD	11,996,926	CAD	16,725,592	Citibank, N.A.	08/14/26	60,804
USD	20,380,325	CAD	28,462,281	HSBC Bank	08/17/26	65,781
USD	5,152,620	CAD	7,136,312	Societe Generale	08/18/26	58,963
USD	14,958,981	CAD	20,485,169	State Street Bank and Trust	08/18/26	337,361
USD	32,902,345	EUR	28,324,963	Citibank, N.A.	08/21/26	217,453
EUR	5,148,561	USD	5,894,368	Citibank, N.A.	08/24/26	47,395
EUR	1,403,947	USD	1,607,856	HSBC Bank	08/24/26	12,387
Total Appreciation						$862,388
USD	11,571,236	CAD	16,302,944	HSBC Bank	08/11/26	$(61,776)
USD	17,372,068	NZD	29,662,245	HSBC Bank	08/19/26	(108,719)
USD	46,535,819	EUR	40,727,032	HSBC Bank	08/24/26	(465,740)
USD	9,795,047	NZD	16,725,506	Societe Generale	08/24/26	(63,296)
USD	50,954,172	EUR	44,576,848	Australia and New Zealand Bank	08/31/26	(504,636)
USD	7,531,798	NZD	13,273,526	HSBC Bank	08/31/26	(293,587)
USD	12,451,149	NZD	21,892,496	Citibank, N.A.	09/04/26	(457,146)
USD	51,624,962	EUR	45,139,914	Societe Generale	09/04/26	(492,130)
USD	52,168,890	EUR	45,587,050	Australia and New Zealand Bank	09/08/26	(472,713)
USD	13,033,942	NZD	22,880,168	Australia and New Zealand Bank	09/08/26	(458,161)
USD	27,599,877	EUR	24,152,178	UBS AG	09/09/26	(290,922)
USD	32,286,033	EUR	28,189,021	Royal Bank of Canada	09/11/26	(269,045)
USD	15,231,152	CAD	21,601,656	Australia and New Zealand Bank	09/21/26	(210,466)
USD	3,333,922	CAD	4,718,766	Bank of New York Mellon	09/21/26	(39,217)
USD	2,484,621	CAD	3,514,072	Citibank, N.A.	09/21/26	(27,359)
USD	8,423,151	CAD	11,902,199	State Street Bank and Trust	09/21/26	(84,956)
USD	6,128,559	CAD	8,651,305	Australia and New Zealand Bank	10/07/26	(60,194)
USD	47,713,430	CAD	66,938,669	Morgan Stanley & Co. LLC	10/23/26	(206,939)
Total (Depreciation)						$(4,567,002)
Total Appreciation (Depreciation)						$(3,704,614)
As of July 31, 2026, the value of Rule 144A securities amounted to $151,647,355 or 8.5% of net assets.
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds	—	$1,745,626,009	—	$1,745,626,009
U.S. Treasury Obligations	—	24,597,226	—	24,597,226
Securities Lending Collateral	—	46,971,345	—	46,971,345
Total Investments in Securities	—	$1,817,194,580	—	$1,817,194,580

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Forward Currency Contracts**	—	$862,388	—	$862,388
Liabilities
Forward Currency Contracts**	—	(4,567,002)	—	(4,567,002)
Total Financial Instruments	—	$(3,704,614)	—	$(3,704,614)
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Targeted Credit Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (94.0%)
AUSTRALIA — (4.2%)
APA Infrastructure Ltd.
	0.750%, 03/15/29	EUR	4,200	$4,516,787
	2.000%, 07/15/30	EUR	1,400	1,515,346
BHP Billiton Finance Ltd.
	1.500%, 04/29/30	EUR	200	214,590
Fortescue Treasury Pty. Ltd.
	5.875%, 04/15/30		2,000	2,004,896
Ω	5.875%, 04/15/30		445	446,089
Glencore Capital Finance DAC
	0.750%, 03/01/29	EUR	1,700	1,832,032
Glencore Funding LLC, SOFR + 1.060%, FRN
(r)Ω	4.715%, 04/04/27		29	29,118
ING Bank Australia Ltd.
(r)	3M Swap + 0.950%, FRN, 5.417%, 03/22/27	AUD	1,500	1,058,990
(r)	3M Swap + 1.020%, FRN, 5.473%, 08/20/29	AUD	2,500	1,775,028
Macquarie Group Ltd.
	4.747%, 01/23/30	EUR	1,370	1,640,252
Origin Energy Finance Ltd.
	1.000%, 09/17/29	EUR	5,390	5,739,610
Rio Tinto Finance USA PLC, SOFR + 0.840%, FRN
(r)	4.491%, 03/14/28		3,750	3,773,614
Scentre Group Trust 1, 3M Swap + 1.120%, FRN
(r)	5.570%, 11/27/29	AUD	8,500	6,020,859
Telstra Group Ltd.
	1.375%, 03/26/29	EUR	800	878,473
Toyota Finance Australia Ltd., 3M Swap + 1.100%, FRN
(r)	5.591%, 01/22/30	AUD	4,500	3,185,835
Woodside Finance Ltd.
Ω	4.500%, 03/04/29		800	791,444
TOTAL AUSTRALIA				35,422,963
AUSTRIA — (0.1%)
Erste Group Bank AG
	0.250%, 09/14/29	EUR	1,100	1,156,866
BELGIUM — (0.3%)
Elia Transmission Belgium SA
	0.875%, 04/28/30	EUR	2,100	2,205,611
		Face Amount^	Value†
		(000)
BELGIUM — (Continued)
KBC Group NV
0.750%, 01/24/30	EUR	300	$316,586
TOTAL BELGIUM			2,522,197
CANADA — (15.1%)
Alimentation Couche-Tard, Inc.
5.592%, 09/25/30	CAD	7,600	5,746,800
Bank of Montreal
4.420%, 07/17/29	CAD	10,800	7,869,821
Bank of Nova Scotia
4.680%, 02/01/29	CAD	11,100	8,124,137
Bell Telephone Co. of Canada or Bell Canada
3.650%, 08/14/29	CAD	5,000	3,554,232
4.550%, 02/09/30	CAD	3,000	2,185,141
2.500%, 05/14/30	CAD	81	55,238
Canadian Imperial Bank of Commerce
3.807%, 07/09/29	EUR	1,151	1,343,097
Canadian National Railway Co.
4.600%, 05/02/29	CAD	1,100	805,817
4.150%, 05/10/30	CAD	4,400	3,186,732
3.500%, 06/10/30	CAD	4,000	2,829,975
Canadian Natural Resources Ltd.
3.300%, 12/08/28	CAD	2,600	1,842,062
3.750%, 02/08/31	CAD	5,300	3,744,688
Canadian Pacific Railway Co.
3.150%, 03/13/29	CAD	1,800	1,271,421
Enbridge Gas, Inc.
2.370%, 08/09/29	CAD	400	276,292
Enbridge, Inc.
3.125%, 11/15/29		200	189,799
3.900%, 02/25/30	CAD	5,000	3,569,426
Fairfax Financial Holdings Ltd.
4.230%, 06/14/29	CAD	3,300	2,382,798
3.950%, 03/03/31	CAD	800	568,814
Federation des Caisses Desjardins du Quebec
5.467%, 11/17/28	CAD	1,300	964,839
3.467%, 09/05/29	EUR	600	692,448
3.804%, 09/24/29	CAD	9,100	6,512,779
Fortis, Inc.
4.431%, 05/31/29	CAD	2,730	1,987,622
Honda Canada Finance, Inc.
4.899%, 02/21/29	CAD	5,300	3,892,287
3.539%, 09/23/30	CAD	5,800	4,067,137
Hydro One, Inc.
7.350%, 06/03/30	CAD	1,820	1,459,453
4.750%, 05/30/31		190	187,830

DFA Targeted Credit Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
CANADA — (Continued)
Methanex Corp.
# 5.250%, 12/15/29		2,900	$2,874,545
National Bank of Canada
5.023%, 02/01/29	CAD	3,000	2,213,111
3.750%, 05/02/29	EUR	1,200	1,400,520
4.500%, 10/10/29		4,000	3,962,666
Rogers Communications, Inc.
3.750%, 04/15/29	CAD	5,900	4,208,303
Royal Bank of Canada
5.228%, 06/24/30	CAD	10,000	7,517,495
4.375%, 10/02/30	EUR	400	476,882
Suncor Energy, Inc.
3.550%, 11/14/30	CAD	8,300	5,828,798
TELUS Corp.
5.000%, 09/13/29	CAD	2,100	1,548,728
3.150%, 02/19/30	CAD	2,000	1,396,797
5.600%, 09/09/30	CAD	3,600	2,719,267
Toronto-Dominion Bank
(r) SOFR + 0.730%, FRN, 4.385%, 04/05/27		2,500	2,505,908
5.491%, 09/08/28	CAD	1,000	741,627
4.680%, 01/08/29	CAD	2,900	2,122,026
(r) 3M Swap + 1.200%, FRN, 5.700%, 07/23/29	AUD	800	567,682
(r) SOFR + 1.030%, FRN, 4.682%, 12/17/29		2,000	2,017,714
1.952%, 04/08/30	EUR	240	261,483
Toyota Credit Canada, Inc.
5.160%, 07/12/28	CAD	1,100	809,183
3.120%, 11/20/28	CAD	4,000	2,825,381
3.460%, 02/24/31	CAD	1,100	768,262
TransCanada PipeLines Ltd.
3.000%, 09/18/29	CAD	5,000	3,499,661
5.277%, 07/15/30	CAD	3,100	2,314,303
Videotron Ltd.
4.650%, 07/15/29	CAD	7,900	5,772,182
TOTAL CANADA			127,663,209
DENMARK — (1.0%)
Carlsberg Breweries AS
3.000%, 08/28/29	EUR	800	912,398
DSV Finance BV
3.500%, 06/26/29	EUR	290	335,589
1.375%, 03/16/30	EUR	1,100	1,181,401
Nykredit Realkredit AS
3.875%, 07/09/29	EUR	3,200	3,727,950
3.375%, 01/10/30	EUR	500	572,540
3.625%, 07/24/30	EUR	1,300	1,494,087
TOTAL DENMARK			8,223,965
			Face Amount^	Value†
			(000)
FINLAND — (1.1%)
	Fingrid OYJ
	2.750%, 12/04/29	EUR	280	$316,977
	Neste OYJ
	3.750%, 03/20/30	EUR	4,295	4,983,072
	Nordea Bank Abp
	2.500%, 05/23/29	EUR	140	158,078
	OP Corporate Bank PLC
	0.625%, 11/12/29	EUR	1,940	2,040,532
	Teollisuuden Voima OYJ
	4.750%, 06/01/30	EUR	1,600	1,910,664
	TOTAL FINLAND			9,409,323
FRANCE — (7.3%)
	Aeroports de Paris SA
	2.750%, 04/02/30	EUR	400	450,417
	APRR SA
	2.875%, 01/14/31	EUR	800	898,747
	Ayvens SA
	3.250%, 02/19/30	EUR	3,500	3,990,442
Banque Federative du Credit Mutuel SA
(r)Ω	SOFR + 0.990%, FRN, 4.652%, 10/16/28		1,500	1,511,005
	4.375%, 05/02/30	EUR	1,900	2,241,853
	BNP Paribas SA
	3.625%, 09/01/29	EUR	300	346,911
BPCE SA
	3.875%, 01/11/29	EUR	500	582,378
	0.625%, 01/15/30	EUR	800	838,604
	Covivio SA
	1.625%, 06/23/30	EUR	100	107,447
Credit Agricole SA
#Ω	5.301%, 07/12/28		2,000	2,028,695
	4.125%, 03/07/30	EUR	3,700	4,367,108
Credit Mutuel Arkea SA
	1.125%, 05/23/29	EUR	800	868,641
	0.750%, 01/18/30	EUR	1,100	1,157,178
	Edenred SE
	3.250%, 08/27/30	EUR	5,000	5,684,555
	Elis SA
	3.750%, 03/21/30	EUR	3,000	3,468,000
	Engie SA
	3.625%, 01/11/30	EUR	400	464,049
	GELF Bond Issuer I SA
	1.125%, 07/18/29	EUR	360	384,745
	ICADE
	1.000%, 01/19/30	EUR	1,200	1,255,542
	JCDecaux SE
	1.625%, 02/07/30	EUR	1,500	1,622,565
Kering SA
	3.125%, 11/27/29	EUR	4,000	4,561,446
	1.875%, 05/05/30	EUR	1,300	1,417,075
	Klepierre SA
	2.000%, 05/12/29	EUR	1,000	1,111,671
	Orange SA
	1.875%, 09/12/30	EUR	100	108,284

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
	Pernod Ricard SA
	0.125%, 10/04/29	EUR	1,900	$1,987,132
	Praemia Healthcare SACA
	0.875%, 11/04/29	EUR	700	736,233
RCI Banque SA
	3.875%, 01/12/29	EUR	400	464,156
	3.375%, 07/26/29	EUR	2,700	3,084,227
	4.875%, 10/02/29	EUR	1,100	1,307,250
	3.875%, 09/30/30	EUR	900	1,034,615
	Societe Generale SA
	1.250%, 06/12/30	EUR	1,100	1,162,724
	Suez SACA
	2.375%, 05/24/30	EUR	5,400	5,959,823
	Terega SA
	0.875%, 09/17/30	EUR	1,600	1,649,183
	Tikehau Capital SCA
	6.625%, 03/14/30	EUR	2,600	3,217,267
	Unibail-Rodamco-Westfield SE
	1.375%, 04/15/30	EUR	1,915	2,038,740
	TOTAL FRANCE			62,108,708
GERMANY — (6.6%)
Amprion GmbH
	3.125%, 08/27/30	EUR	500	566,447
	3.162%, 01/15/31	EUR	400	452,049
Bayer AG
	4.250%, 08/26/29	EUR	150	177,330
	1.125%, 01/06/30	EUR	2,800	2,981,681
	Bayer Capital Corp. BV
	2.125%, 12/15/29	EUR	100	110,385
	Bayer U.S. Finance LLC
Ω	6.375%, 11/21/30		420	438,373
	BMW Canada, Inc.
	3.700%, 09/05/29	CAD	700	497,398
	Continental AG
	3.500%, 10/01/29	EUR	5,050	5,822,395
	Daimler Truck Finance Canada, Inc.
	5.770%, 09/25/28	CAD	5,100	3,798,124
	Daimler Truck International Finance BV
	3.875%, 06/19/29	EUR	700	817,383
	Deutsche Lufthansa AG
	3.500%, 07/14/29	EUR	800	919,944
	Deutsche Post AG
	3.000%, 03/24/30	EUR	3,800	4,346,402
E.ON SE
	3.125%, 03/05/30	EUR	1,340	1,531,875
	3.375%, 01/15/31	EUR	1,000	1,149,020
	EnBW International Finance BV
	3.000%, 05/20/29	EUR	700	803,855
	Eurogrid GmbH
	3.722%, 04/27/30	EUR	1,200	1,392,507
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
	Fresenius Medical Care AG
	1.500%, 05/29/30	EUR	197	$210,610
	Fresenius Medical Care U.S. Finance III, Inc.
Ω	2.375%, 02/16/31		3,000	2,637,249
	Grand City Properties SA
	4.375%, 01/09/30	EUR	1,400	1,639,947
	Heidelberg Materials Finance Luxembourg SA
	3.000%, 07/10/30	EUR	5,100	5,775,733
	HOCHTIEF AG
	4.250%, 05/31/30	EUR	4,170	4,911,003
	Infineon Technologies AG
	2.875%, 02/13/30	EUR	1,300	1,466,139
	Landesbank Baden-Wuerttemberg, 3M Swap + 1.270%, FRN
(r)	5.640%, 08/02/29	AUD	6,840	4,872,503
	Mercedes-Benz Finance North America LLC
	8.500%, 01/18/31		450	510,463
	Sixt SE
	3.250%, 01/22/30	EUR	1,400	1,591,256
	Traton Finance Luxembourg SA
	3.750%, 01/14/31	EUR	300	343,650
	Vier Gas Transport GmbH
	0.125%, 09/10/29	EUR	2,300	2,394,084
	Volkswagen Group of America Finance LLC
Ω	6.450%, 11/16/30		500	522,379
VW Credit Canada, Inc.
	3.390%, 11/20/28	CAD	3,000	2,124,086
	3.810%, 11/19/30	CAD	1,600	1,128,452
	TOTAL GERMANY			55,932,722
IRELAND — (0.3%)
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	4.625%, 09/10/29		150	148,673
	Dell Bank International DAC
	3.625%, 06/24/29	EUR	1,860	2,153,464
	TOTAL IRELAND			2,302,137
ITALY — (2.1%)
	Autostrade per l'Italia SpA
	1.875%, 09/26/29	EUR	1,740	1,909,085
	Banco BPM SpA
	3.375%, 01/21/30	EUR	3,000	3,442,924
	Eni SpA
	0.625%, 01/23/30	EUR	4,100	4,310,270

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
ITALY — (Continued)
	Iccrea Banca SpA
	3.375%, 01/30/30	EUR	120	$137,532
	Italgas SpA
	2.875%, 03/06/30	EUR	5,000	5,640,060
	Snam SpA
	4.000%, 11/27/29	EUR	2,100	2,462,888
	TOTAL ITALY			17,902,759
JAPAN — (4.1%)
Mizuho Bank Ltd.
(r)	3M Swap + 0.850%, FRN, 5.317%, 09/14/26	AUD	5,500	3,872,513
(r)	3M Swap + 0.880%, FRN, 5.347%, 01/18/27	AUD	1,850	1,304,825
(r)	3M Swap + 0.750%, FRN, 5.234%, 09/06/27	AUD	1,830	1,291,852
	Mizuho Financial Group, Inc.
	0.797%, 04/15/30	EUR	1,200	1,255,594
	MUFG Bank Ltd., 3M Swap + 0.850%, FRN
(r)	5.336%, 03/05/27	AUD	7,000	4,938,702
	Nippon Life Insurance Co.
Ω	4.748%, 04/02/31		700	691,174
	Nomura Holdings, Inc.
	3.459%, 05/28/30	EUR	4,600	5,256,245
	NTT Finance Corp.
	0.342%, 03/03/30	EUR	600	617,718
	ORIX Corp.
	2.250%, 03/09/31		5,439	4,808,908
SoftBank Group Corp.
	5.375%, 01/08/29	EUR	1,200	1,393,946
	6.750%, 07/08/29		1,000	987,751
	Sumitomo Mitsui Banking Corp., 3M Swap + 0.780%, FRN
(r)	5.247%, 01/20/27	AUD	800	564,001
Sumitomo Mitsui Financial Group, Inc.
(r)	SOFR + 1.170%, FRN, 4.825%, 07/09/29		4,800	4,844,622
(r)	SOFR + 1.050%, FRN, 4.706%, 04/15/30		3,000	3,015,900
	TOTAL JAPAN			34,843,751
LUXEMBOURG — (1.7%)
ArcelorMittal SA
	3.125%, 12/13/28	EUR	2,800	3,210,868
	3.250%, 09/30/30	EUR	2,200	2,496,053
			Face Amount^	Value†
			(000)
LUXEMBOURG — (Continued)
	Eurofins Scientific SE
	4.000%, 07/06/29	EUR	4,420	$5,158,927
	SELP Finance SARL
	0.875%, 05/27/29	EUR	3,400	3,642,257
	TOTAL LUXEMBOURG			14,508,105
NETHERLANDS — (2.6%)
ABN AMRO Bank NV
	0.500%, 09/23/29	EUR	900	948,882
	4.250%, 02/21/30	EUR	3,000	3,543,933
	Cooperatieve Rabobank UA
	4.000%, 01/10/30	EUR	4,900	5,752,057
	JDE Peet's NV
	4.125%, 01/23/30	EUR	1,010	1,176,666
	Koninklijke Philips NV
	3.250%, 05/23/30	EUR	4,600	5,248,294
Sandoz Finance BV
	3.250%, 09/12/29	EUR	508	581,838
	4.220%, 04/17/30	EUR	3,700	4,360,867
	Stedin Holding NV
	0.500%, 11/14/29	EUR	500	526,111
	TOTAL NETHERLANDS			22,138,648
NORWAY — (0.5%)
	Aker BP ASA
Ω	3.750%, 01/15/30		2,500	2,399,336
Var Energi ASA
	5.500%, 05/04/29	EUR	1,010	1,218,385
	3.875%, 03/12/31	EUR	170	195,548
	TOTAL NORWAY			3,813,269
PORTUGAL — (0.1%)
Ren Finance BV
	0.500%, 04/16/29	EUR	700	749,374
SPAIN — (3.6%)
	Abertis Infraestructuras SA
	3.125%, 07/07/30	EUR	5,000	5,670,989
	Acciona Energia Financiacion Filiales SA
	3.750%, 04/25/30	EUR	4,600	5,285,259
	Amadeus IT Group SA
	3.375%, 03/25/30	EUR	1,900	2,169,206
Banco Bilbao Vizcaya Argentaria SA
	4.375%, 10/14/29	EUR	300	357,838
	3.625%, 06/07/30	EUR	3,500	4,065,013
	Cellnex Finance Co. SA
	3.000%, 01/19/31	EUR	300	335,150
	Colonial SFL Socimi SA
	3.250%, 01/22/30	EUR	1,400	1,590,498
Criteria Caixa SA
	3.500%, 10/02/29	EUR	3,000	3,465,051
	3.250%, 02/25/31	EUR	900	1,018,556

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SPAIN — (Continued)
	Telefonica Emisiones SA
	0.664%, 02/03/30	EUR	2,400	$2,515,819
	Werfen SA
	4.250%, 05/03/30	EUR	3,700	4,329,363
	TOTAL SPAIN			30,802,742
SWEDEN — (2.5%)
Autoliv, Inc.
	3.625%, 08/07/29	EUR	1,900	2,190,499
	3.000%, 10/29/30	EUR	800	893,595
	Castellum AB
	4.125%, 12/10/30	EUR	580	670,559
	Electrolux AB
	2.500%, 05/18/30	EUR	4,700	5,137,232
	Heimstaden Bostad AB
	3.875%, 11/05/29	EUR	2,800	3,221,683
	Sagax AB
	4.375%, 05/29/30	EUR	1,300	1,521,260
	Securitas Treasury Ireland DAC
	3.875%, 02/23/30	EUR	1,481	1,720,082
	Skandinaviska Enskilda Banken AB
	0.625%, 11/12/29	EUR	260	274,157
	Svenska Handelsbanken AB
	1.375%, 02/23/29	EUR	400	440,250
Swedbank AB
	2.875%, 04/30/29	EUR	800	910,862
	3.250%, 09/24/29	EUR	1,060	1,216,319
Ω	4.898%, 03/30/31		1,600	1,588,717
	Tele2 AB
	3.750%, 11/22/29	EUR	1,090	1,267,484
	Volvo Treasury AB
	3.125%, 08/26/29	EUR	240	274,881
	TOTAL SWEDEN			21,327,580
SWITZERLAND — (0.8%)
	Firmenich Productions Participations SAS
	1.750%, 04/30/30	EUR	140	151,823
	Richemont International Holding SA
	1.500%, 03/26/30	EUR	130	140,823
	Sika Capital BV
	3.750%, 05/03/30	EUR	1,680	1,953,879
	Swiss Life Finance I AG
	3.250%, 08/31/29	EUR	500	574,521
	UBS AG, 3M Swap + 1.450%, FRN
(r)	5.891%, 11/24/28	AUD	5,500	3,941,246
	TOTAL SWITZERLAND			6,762,292
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (5.8%)
BAT International Finance PLC
	2.250%, 01/16/30	EUR	2,100	$2,325,314
Cadent Finance PLC
	4.250%, 07/05/29	EUR	300	353,700
	0.625%, 03/19/30	EUR	3,463	3,597,808
CK Hutchison Europe Finance 21 Ltd.
	0.750%, 11/02/29	EUR	1,700	1,794,772
CNH Industrial Finance Europe SA
	1.625%, 07/03/29	EUR	690	756,430
GlaxoSmithKline Capital PLC
	1.375%, 09/12/29	EUR	400	436,709
IHG Finance LLC
	3.375%, 09/10/30	EUR	5,000	5,674,049
Imperial Brands Finance PLC
Ω	5.500%, 02/01/30		200	202,743
Lloyds Bank Corporate Markets PLC
	3.250%, 03/24/30	EUR	5,080	5,818,557
LSEG Finance PLC
Ω	2.500%, 04/06/31		425	378,905
Lseg U.S. Fin Corp.
Ω	4.500%, 03/23/31		7,500	7,317,922
Motability Operations Group PLC
	4.000%, 01/17/30	EUR	4,800	5,601,154
National Gas Transmission PLC
	4.250%, 04/05/30	EUR	1,950	2,294,481
Nationwide Building Society
	3.250%, 09/05/29	EUR	800	918,446
	3.000%, 03/03/30	EUR	900	1,020,777
Ω	4.351%, 09/30/30		300	291,381
NatWest Markets PLC
(r)Ω	SOFR + 0.950%, FRN, 4.601%, 03/21/28		2,200	2,214,037
	3.125%, 01/10/30	EUR	1,400	1,596,503
Ω	4.893%, 03/27/31		1,100	1,089,831
Reckitt Benckiser Treasury Services PLC
	3.625%, 06/20/29	EUR	880	1,022,124
Southern Gas Networks PLC
	3.500%, 10/16/30	EUR	2,000	2,294,415
SSE PLC
	2.875%, 08/01/29	EUR	320	363,155
WPP Finance 2013
	3.625%, 09/12/29	EUR	1,067	1,230,707
TOTAL UNITED KINGDOM				48,593,920

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (34.2%)
	3M Co.
	1.750%, 05/15/30	EUR	2,780	$3,016,030
	7-Eleven, Inc.
	1.800%, 02/10/31		500	432,658
	Accenture Capital, Inc.
	5.000%, 07/10/31		210	209,078
Advance Auto Parts, Inc.
	1.750%, 10/01/27		2,000	1,920,292
#	5.950%, 03/09/28		380	382,223
	Airbnb, Inc.
	4.650%, 03/16/31		300	295,762
Aircastle Ltd.
Ω	6.500%, 07/18/28		200	205,401
Ω	5.950%, 02/15/29		200	204,126
	Ally Financial, Inc.
	2.200%, 11/02/28		530	500,292
	Altria Group, Inc.
	6.200%, 11/01/28		118	121,641
	American Medical Systems Europe BV
	3.375%, 03/08/29	EUR	600	692,390
	American National Group, Inc.
	5.750%, 10/01/29		4,824	4,885,747
American Tower Corp.
	0.875%, 05/21/29	EUR	510	548,880
	2.900%, 01/15/30		400	373,529
	5.000%, 01/31/30		200	200,115
	3.900%, 05/16/30	EUR	400	465,866
	Ameriprise Financial, Inc.
	4.800%, 06/15/31		1,696	1,682,006
	Amgen, Inc.
	5.250%, 03/02/30		200	202,392
	Arrow Electronics, Inc.
	5.150%, 08/21/29		200	200,643
AT&T, Inc.
	4.300%, 02/15/30		200	195,670
	0.800%, 03/04/30	EUR	970	1,016,389
	3.150%, 06/01/30	EUR	1,157	1,312,195
	Athene Holding Ltd.
#	3.500%, 01/15/31		500	463,844
	Avangrid, Inc.
	3.800%, 06/01/29		200	194,259
Aviation Capital Group LLC
	5.375%, 07/15/29		2,500	2,517,929
Ω	5.375%, 07/15/29		130	130,932
	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
	4.350%, 06/15/31		220	213,675
	Ball Corp.
	2.875%, 08/15/30		2,600	2,351,158
	BG Energy Capital PLC
	2.250%, 11/21/29	EUR	400	445,346
	Booking Holdings, Inc.
	4.250%, 05/15/29	EUR	600	707,530
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	BorgWarner, Inc.
	4.950%, 08/15/29		200	$200,591
Boston Properties LP
	4.500%, 12/01/28		252	250,210
	3.400%, 06/21/29		3,800	3,644,157
	BP Capital Markets BV
	3.773%, 05/12/30	EUR	1,500	1,750,397
	Brighthouse Financial, Inc.
	3.700%, 06/22/27		1,000	989,680
	Broadcom, Inc.
	2.450%, 02/15/31		1,600	1,424,281
	Buckeye Partners LP
Ω	4.500%, 03/01/28		1,900	1,874,864
	Bunge Ltd. Finance Corp.
	2.750%, 05/14/31		1,100	995,712
	Capital One Financial Corp.
	1.650%, 06/12/29	EUR	1,005	1,098,367
	Cardinal Health, Inc.
	5.000%, 11/15/29		200	200,813
Cargill, Inc.
(r)Ω	SOFR + 0.610%, FRN, 4.238%, 02/11/28		7,500	7,514,621
	3.875%, 04/24/30	EUR	400	467,303
	Carrier Global Corp.
	2.722%, 02/15/30		200	185,870
	Caterpillar Financial Services Corp., SOFR + 0.520%, FRN
(r)	4.168%, 03/03/28		1,200	1,202,268
	Cboe Global Markets, Inc.
	1.625%, 12/15/30		60	51,845
	Celanese U.S. Holdings LLC
	1.400%, 08/05/26		6,800	6,790,210
	Cencora, Inc.
	4.850%, 12/15/29		200	200,229
	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
Ω	4.750%, 05/15/30		800	794,310
Cigna Group
	2.375%, 03/15/31		5,200	4,646,519
#	5.125%, 05/15/31		1,600	1,611,815
	Citigroup, Inc.
	1.250%, 04/10/29	EUR	1,200	1,314,235
CNH Industrial Capital Canada Ltd.
	4.000%, 04/11/28	CAD	1,030	738,873
	3.750%, 06/05/29	CAD	800	569,071
	Crown Americas LLC
	5.250%, 04/01/30		810	808,210
Crown Castle, Inc.
	5.600%, 06/01/29		250	254,203
	4.900%, 09/01/29		250	249,301

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
CVS Health Corp.
	3.250%, 08/15/29		250	$238,731
	5.125%, 02/21/30		1,860	1,869,544
	Danaher Corp.
	2.500%, 03/30/30	EUR	1,800	2,013,232
	DCP Midstream Operating LP
	5.125%, 05/15/29		400	402,237
	Digital Dutch Finco BV
	1.250%, 02/01/31	EUR	2,730	2,810,943
	Discovery Global Holdings, Inc.
	4.054%, 03/15/29		2,000	1,964,420
Dow Chemical Co.
	2.100%, 11/15/30		1,100	967,741
	4.800%, 01/15/31		500	491,359
	DTE Energy Co.
	3.400%, 06/15/29		92	88,482
	Duke Energy Corp.
	4.850%, 01/05/29		64	64,168
DXC Capital Funding DAC
	0.450%, 09/15/27	EUR	2,500	2,791,630
	4.250%, 12/09/30	EUR	200	224,698
	DXC Technology Co.
	1.800%, 09/15/26		858	855,545
	Eastman Chemical Co.
	4.500%, 02/20/31		3,750	3,644,373
	Eaton Capital ULC
	0.577%, 03/08/30	EUR	210	219,637
Edison International
	5.450%, 06/15/29		2,400	2,416,964
	6.250%, 03/15/30		1,000	1,023,297
	Elevance Health, Inc.
	2.550%, 03/15/31		600	539,780
	Emerson Electric Co.
	2.000%, 10/15/29	EUR	1,260	1,396,258
	Energy Transfer LP
	5.200%, 04/01/30		1,800	1,812,435
EPR Properties
	4.750%, 12/15/26		2,000	2,000,522
	4.750%, 11/15/30		1,200	1,167,529
	Equinix, Inc.
	3.200%, 11/18/29		200	189,038
ERAC USA Finance LLC
Ω	4.500%, 10/30/29		5,000	4,943,892
Ω	4.700%, 04/30/31		400	394,897
	Essex Portfolio LP
	1.700%, 03/01/28		95	90,770
	F&G Annuities & Life, Inc.
	6.500%, 06/04/29		3,000	3,059,442
	Fidelity National Information Services, Inc.
	2.000%, 05/21/30	EUR	1,050	1,138,542
Fiserv, Inc.
	3.500%, 07/01/29		200	191,835
	1.625%, 07/01/30	EUR	5,400	5,710,047
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Five Corners Funding Trust II
Ω	2.850%, 05/15/30		3,000	$2,771,848
FMC Corp.
#	3.450%, 10/01/29		1,462	1,343,540
Ford Motor Credit Co. LLC
	7.350%, 11/04/27		500	512,867
	4.445%, 02/14/30	EUR	1,200	1,399,015
	4.000%, 11/13/30		1,750	1,633,585
Fortive Corp.
	3.700%, 08/15/29	EUR	2,800	3,244,533
GATX Corp.
	4.700%, 04/01/29		200	199,028
General Electric Co.
	1.500%, 05/17/29	EUR	410	452,159
General Motors Financial Co., Inc.
	4.000%, 07/10/30	EUR	4,400	5,125,344
General Motors Financial of Canada Ltd.
	4.450%, 02/25/30	CAD	1,000	724,107
Genuine Parts Co.
	4.950%, 08/15/29		600	596,025
	1.875%, 11/01/30		500	433,992
Georgia-Pacific LLC
Ω	4.600%, 05/15/31		220	216,085
GLP Capital LP/GLP Financing II, Inc.
	5.300%, 01/15/29		200	200,197
Goldman Sachs Group, Inc.
	1.250%, 02/07/29	EUR	2,534	2,774,839
Harley-Davidson Financial Services, Inc.
	4.000%, 03/12/30	EUR	3,350	3,843,802
HAT Holdings I LLC/HAT Holdings II LLC
Ω	3.750%, 09/15/30		1,000	927,816
HCA, Inc., SOFR + 0.870%, FRN
(r)	4.517%, 03/01/28		5,000	5,015,150
Healthcare Realty Holdings LP
	3.100%, 02/15/30		1,100	1,028,571
Helmerich & Payne, Inc.
	4.850%, 12/01/29		1,630	1,623,227
Highwoods Realty LP
	3.050%, 02/15/30		3,340	3,104,241
HNI Corp.
Ω	5.125%, 01/18/29		2,000	1,966,319
Host Hotels & Resorts LP
	3.375%, 12/15/29		5,000	4,740,651
HSBC USA, Inc., SOFR + 0.970%, FRN
(r)	4.618%, 06/03/28		400	402,613

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Huntington Bancshares, Inc.
	2.550%, 02/04/30		200	$183,677
	Huntsman International LLC
	4.500%, 05/01/29		4,300	4,138,613
	Illinois Tool Works, Inc.
	2.125%, 05/22/30	EUR	2,100	2,313,198
	Intel Corp.
	5.125%, 02/10/30		1,360	1,362,981
	International Business Machines Corp.
	2.900%, 02/10/30	EUR	5,046	5,717,144
	Jabil, Inc.
	3.600%, 01/15/30		130	123,481
	Jefferies Financial Group, Inc.
	4.000%, 04/16/29	EUR	2,500	2,908,058
	John Deere Capital Corp., SOFR + 0.680%, FRN
(r)	4.336%, 07/15/27		6,375	6,396,930
	Kellanova
	0.500%, 05/20/29	EUR	800	854,231
	KeyCorp
	2.550%, 10/01/29		900	838,175
	Kilroy Realty LP
	3.050%, 02/15/30		1,000	918,087
	L3Harris Technologies, Inc.
	2.900%, 12/15/29		101	94,993
	Las Vegas Sands Corp.
	3.900%, 08/08/29		1,000	963,813
	Leggett & Platt, Inc.
	3.500%, 11/15/27		1,221	1,196,619
Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29		200	198,136
Ω	4.625%, 12/02/30	EUR	1,900	2,273,673
	ManpowerGroup, Inc.
	3.750%, 12/13/30	EUR	2,420	2,760,206
	Marathon Petroleum Corp.
	5.150%, 03/01/30		130	130,872
McDonald's Corp.
	2.375%, 05/31/29	EUR	300	337,336
	4.000%, 03/07/30	EUR	400	469,800
	3.875%, 02/20/31	EUR	160	186,778
	Medtronic, Inc.
	3.650%, 10/15/29	EUR	1,150	1,338,437
	Molina Healthcare, Inc.
Ω	3.875%, 11/15/30		1,000	924,713
	MPLX LP
	4.800%, 02/15/29		78	77,966
	Nasdaq, Inc.
	0.875%, 02/13/30	EUR	5,329	5,598,382
	National Fuel Gas Co.
	5.500%, 03/15/30		2,600	2,625,219
National Grid North America, Inc.
	3.247%, 11/25/29	EUR	3,000	3,433,304
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	3.150%, 06/03/30	EUR	160	$181,620
Newell Brands, Inc.
#	6.625%, 09/15/29		1,000	1,012,028
NextEra Energy Capital Holdings, Inc.
(r)	SOFR + 0.800%, FRN, 4.427%, 02/04/28		2,600	2,609,977
	3.830%, 06/12/30	CAD	3,200	2,276,900
	4.850%, 04/30/31	CAD	2,800	2,065,271
Nissan Motor Acceptance Co. LLC
	1.850%, 09/16/26		250	248,993
Ω	6.125%, 09/30/30		2,500	2,441,517
Nordstrom, Inc.
	4.000%, 03/15/27		500	492,409
	6.950%, 03/15/28		2,246	2,280,756
Norfolk Southern Corp.
	3.800%, 08/01/28		65	64,071
NOV, Inc.
	3.600%, 12/01/29		200	191,829
NuStar Logistics LP
	5.625%, 04/28/27		1,137	1,140,387
ONEOK, Inc.
	5.650%, 11/01/28		55	55,939
	4.400%, 10/15/29		200	197,158
Oracle Corp.
(r)	SOFR + 0.760%, FRN, 4.427%, 08/03/28		710	701,240
	4.200%, 09/27/29		1,000	958,112
Paramount Global
	4.200%, 06/01/29		3,700	3,513,468
Parker-Hannifin Corp.
	2.900%, 03/01/30	EUR	3,180	3,600,628
PayPal Holdings, Inc., SOFR + 0.670%, FRN
(r)	4.318%, 03/06/28		8,100	8,109,453
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	6.050%, 08/01/28		22	22,466
Ω	5.350%, 03/30/29		90	90,789
Ω	5.250%, 07/01/29		510	513,595
Philip Morris International, Inc., SOFR + 0.830%, FRN
(r)	4.497%, 04/28/28		7,000	7,044,219
PNC Financial Services Group, Inc.
	3.450%, 04/23/29		950	920,165
Prologis Euro Finance LLC
	3.875%, 01/31/30	EUR	290	337,816
Prologis LP
	4.700%, 03/01/29	CAD	1,400	1,023,298
	5.250%, 01/15/31	CAD	8,700	6,513,224

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
PVH Corp.
	4.125%, 07/16/29	EUR	500	$583,301
Radian Group, Inc.
	6.200%, 05/15/29		600	617,618
Rockies Express Pipeline LLC
Ω	4.950%, 07/15/29		1,150	1,134,327
Ω	4.800%, 05/15/30		1,000	973,767
RTX Corp.
	2.150%, 05/18/30	EUR	5,360	5,882,833
SLM Corp.
	6.500%, 01/31/30		1,000	1,011,471
State Street Corp., SOFR + 0.640%, FRN
(r)	4.305%, 10/22/27		180	180,524
Stellantis Finance U.S., Inc.
Ω	5.750%, 03/18/30		1,700	1,686,783
Stellantis NV
	4.375%, 03/14/30	EUR	2,000	2,321,181
Taylor Morrison Communities, Inc.
Ω	5.750%, 01/15/28		900	907,949
T-Mobile USA, Inc.
	2.050%, 02/15/28		64	61,493
	2.400%, 03/15/29		93	87,440
TPG Operating Group II LP
	4.875%, 05/15/31		400	390,934
UnitedHealth Group, Inc.
	2.300%, 05/15/31		3,300	2,931,271
Ventas Realty LP
	3.000%, 01/15/30		200	187,359
Verizon Communications, Inc.
	1.875%, 10/26/29	EUR	711	780,765
	1.250%, 04/08/30	EUR	2,169	2,304,307
	2.500%, 05/16/30	CAD	6,800	4,613,338
VF Corp.
	2.950%, 04/23/30		3,300	2,964,743
Viatris, Inc.
	2.300%, 06/22/27		1,250	1,221,895
Wells Fargo & Co.
	0.625%, 03/25/30	EUR	220	229,099
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Westlake Corp.
	1.625%, 07/17/29	EUR	1,727	$1,882,920
	Weyerhaeuser Co.
	4.000%, 11/15/29		200	194,416
	Williams Cos., Inc.
	4.800%, 11/15/29		92	91,888
	WP Carey, Inc.
	3.850%, 07/15/29		200	194,704
	Yum! Brands, Inc.
Ω	4.750%, 01/15/30		3,500	3,423,820
	TOTAL UNITED STATES			288,749,791
	TOTAL BONDS			794,934,321
U.S. TREASURY OBLIGATIONS — (5.2%)
U.S. Treasury Notes
	1.625%, 10/31/26		4,000	3,978,125
	2.000%, 11/15/26		12,000	11,935,477
	4.625%, 11/15/26		7,000	7,013,658
	1.250%, 11/30/26		12,000	11,898,125
	3.500%, 09/30/27		2,500	2,480,566
	1.250%, 03/31/28		2,000	1,904,453
	1.250%, 06/30/28		5,000	4,725,391
	TOTAL U.S. TREASURY OBLIGATIONS			43,935,795
	TOTAL INVESTMENT SECURITIES (Cost $838,657,398)			838,870,116

		Shares
SECURITIES LENDING COLLATERAL — (0.8%)
@§	The DFA Short Term Investment Fund	585,491	6,772,375
TOTAL INVESTMENTS — (100.0%)
(Cost $845,428,761)^^			$845,642,491
As of July 31, 2026, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	8,100,500	CAD	11,223,970	Societe Generale	08/07/26	$92,951
USD	34,105,063	AUD	47,805,564	Australia and New Zealand Bank	08/10/26	469,954
USD	22,173,697	CAD	30,689,006	Societe Generale	08/10/26	276,390
USD	23,686,449	CAD	32,920,964	Societe Generale	08/11/26	195,603
USD	21,946,387	CAD	30,591,106	Australia and New Zealand Bank	08/14/26	115,222

DFA Targeted Credit Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	51,528,999	EUR	44,346,716	Societe Generale	08/21/26	$356,201
EUR	3,512,808	USD	4,002,452	HSBC Bank	09/04/26	53,323
Total Appreciation						$1,559,644
USD	48,975,866	EUR	42,849,730	HSBC Bank	08/24/26	$(475,420)
USD	54,435,084	EUR	47,571,767	Citibank, N.A.	09/04/26	(489,748)
USD	51,120,240	EUR	44,658,940	State Street Bank and Trust	09/08/26	(449,629)
USD	51,580,577	EUR	45,101,692	Australia and New Zealand Bank	09/09/26	(502,603)
USD	54,042,722	EUR	47,185,808	Citibank, N.A.	09/11/26	(451,460)
USD	52,974,092	EUR	46,233,155	Royal Bank of Canada	09/14/26	(426,173)
USD	31,384,588	EUR	27,421,769	Citibank, N.A.	09/15/26	(289,375)
USD	6,418,410	CAD	9,034,773	Citibank, N.A.	09/16/26	(38,498)
USD	17,334,560	CAD	24,565,196	Australia and New Zealand Bank	09/24/26	(227,887)
USD	7,196,746	CAD	10,159,973	Citibank, N.A.	09/24/26	(66,945)
USD	23,672,499	CAD	33,502,812	Royal Bank of Canada	10/02/26	(288,423)
USD	4,528,267	CAD	6,359,348	Citibank, N.A.	10/21/26	(23,871)
USD	480,710	CAD	672,488	Citibank, N.A.	10/29/26	(847)
USD	3,788,594	CAD	5,317,295	Societe Generale	10/29/26	(19,034)
Total (Depreciation)						$(3,749,913)
Total Appreciation (Depreciation)						$(2,190,269)
As of July 31, 2026, the value of Rule 144A securities amounted to $61,115,044 or 7.2% of net assets.
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$35,422,963	—	$35,422,963
Austria	—	1,156,866	—	1,156,866
Belgium	—	2,522,197	—	2,522,197
Canada	—	127,663,209	—	127,663,209
Denmark	—	8,223,965	—	8,223,965
Finland	—	9,409,323	—	9,409,323
France	—	62,108,708	—	62,108,708
Germany	—	55,932,722	—	55,932,722
Ireland	—	2,302,137	—	2,302,137
Italy	—	17,902,759	—	17,902,759
Japan	—	34,843,751	—	34,843,751
Luxembourg	—	14,508,105	—	14,508,105
Netherlands	—	22,138,648	—	22,138,648
Norway	—	3,813,269	—	3,813,269
Portugal	—	749,374	—	749,374
Spain	—	30,802,742	—	30,802,742
Sweden	—	21,327,580	—	21,327,580
Switzerland	—	6,762,292	—	6,762,292
United Kingdom	—	48,593,920	—	48,593,920
United States	—	288,749,791	—	288,749,791

DFA Targeted Credit Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$43,935,795	—	$43,935,795
Securities Lending Collateral	—	6,772,375	—	6,772,375
Total Investments in Securities	—	$845,642,491	—	$845,642,491
Financial Instruments
Assets
Forward Currency Contracts**	—	1,559,644	—	1,559,644
Liabilities
Forward Currency Contracts**	—	(3,749,913)	—	(3,749,913)
Total Financial Instruments	—	$(2,190,269)	—	$(2,190,269)
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Investment Grade Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

			Face Amount	Value†
			(000)
AGENCY OBLIGATIONS — (9.0%)
Federal Home Loan Banks
	3.250%, 06/09/28		78,400	$77,095,701
#	3.250%, 11/16/28		60,840	59,506,051
	2.125%, 09/14/29		10,000	9,314,806
	2.125%, 12/14/29		23,735	22,066,173
#	5.500%, 07/15/36		22,355	23,564,059
Federal Home Loan Mortgage Corp.
#	6.750%, 09/15/29		76,476	81,908,963
#	6.750%, 03/15/31		100,575	110,146,992
#	6.250%, 07/15/32		85,446	93,217,503
Federal National Mortgage Association
	1.875%, 09/24/26		96,839	96,542,650
#	0.750%, 10/08/27		37,730	36,235,134
#	6.250%, 05/15/29		78,808	82,736,631
#	7.125%, 01/15/30		57,996	63,004,326
#	7.250%, 05/15/30		49,029	53,938,888
#	0.875%, 08/05/30		209,150	182,168,581
#	6.625%, 11/15/30		69,612	75,512,994
Tennessee Valley Authority
	2.875%, 02/01/27		14,000	13,909,190
	7.125%, 05/01/30		60,383	65,933,144
	4.650%, 06/15/35		5,000	4,954,515
	3.500%, 12/15/42		15,000	12,013,947
TOTAL AGENCY OBLIGATIONS				1,163,770,248
BONDS — (47.5%)
AUSTRALIA — (4.3%)
Australia & New Zealand Banking Group Ltd.
(r)	3M Swap + 0.750%, FRN, 5.219%, 09/11/26	AUD	10,000	7,040,230
(r)Ω	SOFR + 0.810%, FRN, 4.472%, 01/18/27		9,500	9,523,337
(r)	3M Swap + 0.800%, FRN, 5.184%, 02/05/27	AUD	12,000	8,463,137
(r)	3M Swap + 0.970%, FRN, 5.408%, 05/12/27	AUD	7,000	4,949,144
(r)	3M Swap + 0.700%, FRN, 5.167%, 06/18/27	AUD	15,100	10,654,866
(r)	SOFR + 0.680%, FRN, 4.342%, 07/16/27		19,481	19,545,833
			Face Amount	Value†
			(000)

AUSTRALIA — (Continued)
(r)Ω	SOFR + 0.650%, FRN, 4.305%, 09/30/27		9,000	$9,027,891
(r)	3M Swap + 1.200%, FRN, 5.570%, 11/04/27	AUD	10,000	7,101,870
(r)	3M Swap + 0.670%, FRN, 5.137%, 12/15/27	AUD	9,000	6,351,912
(r)	3M Swap + 0.680%, FRN, 5.134%, 02/18/28	AUD	10,000	7,059,510
	4.950%, 09/11/28	AUD	13,130	9,220,078
(r)	3M Swap + 0.960%, FRN, 5.344%, 02/05/29	AUD	14,000	9,952,370
(r)Ω	SOFR + 0.850%, FRN, 4.502%, 12/16/29		6,600	6,671,569
BHP Billiton Finance USA Ltd.
	5.000%, 09/30/43		5,100	4,622,001
Commonwealth Bank of Australia
(r)	3M Swap + 0.750%, FRN, 5.204%, 08/17/26	AUD	10,850	7,635,824
(r)	3M Swap + 0.870%, FRN, 5.303%, 08/22/29	AUD	25,000	17,742,712
(r)	3M Swap + 0.840%, FRN, 5.311%, 01/09/30	AUD	29,750	21,080,752
(r)Ω	SOFR + 0.810%, FRN, 4.461%, 03/14/30		5,000	5,043,645
(r)Ω	SOFR + 0.780%, FRN, 4.435%, 10/01/30		15,000	15,153,930
CSL Finance PLC
Ω	4.625%, 04/27/42		1,532	1,312,141
Glencore Funding LLC
Ω	2.500%, 09/01/30		4,100	3,710,469
Ω	2.850%, 04/27/31		33,500	30,319,520
Ω	2.625%, 09/23/31		9,800	8,666,368
National Australia Bank Ltd.
(r)	3M Swap + 0.410%, FRN, 4.851%, 08/24/26	AUD	19,900	14,003,756

DFA Investment Grade Portfolio
CONTINUED
			Face Amount	Value†
			(000)

AUSTRALIA — (Continued)
(r)	3M Swap + 0.850%, FRN, 5.304%, 11/16/26	AUD	19,000	$13,389,539
(r)	3M Swap + 0.720%, FRN, 5.161%, 02/25/27	AUD	53,140	37,471,234
(r)	3M Swap + 0.700%, FRN, 5.132%, 05/10/27	AUD	5,738	4,047,799
(r)Ω	SOFR + 0.620%, FRN, 4.270%, 06/11/27		5,000	5,013,212
(r)	3M Swap + 1.200%, FRN, 5.641%, 11/25/27	AUD	47,500	33,749,589
(r)	3M Swap + 1.000%, FRN, 5.438%, 05/12/28	AUD	15,500	11,002,226
	4.850%, 03/22/29	AUD	25,000	17,492,916
(r)Ω	SOFR + 0.790%, FRN, 4.448%, 01/14/30		7,200	7,257,024
Rio Tinto Finance USA Ltd.
	5.200%, 11/02/40		4,470	4,274,244
Westpac Banking Corp.
(r)	3M Swap + 0.750%, FRN, 5.182%, 08/10/26	AUD	23,500	16,536,934
(r)	3M Swap + 0.700%, FRN, 5.243%, 01/25/27	AUD	16,900	11,915,826
(r)	3M Swap + 0.980%, FRN, 5.434%, 02/16/28	AUD	17,200	12,199,845
	5.000%, 01/15/29	AUD	16,600	11,662,019
(r)	3M Swap + 1.000%, FRN, 5.463%, 01/15/29	AUD	8,300	5,904,597
(r)	SOFR + 0.810%, FRN, 4.472%, 04/16/29		20,986	21,137,715
(r)	3M Swap + 0.880%, FRN, 5.324%, 05/14/29	AUD	20,000	14,196,421
(r)	3M Swap + 0.850%, FRN, 5.315%, 09/19/29	AUD	30,000	21,269,511
(r)	SOFR + 0.820%, FRN, 4.475%, 07/01/30		16,900	17,041,710
	2.150%, 06/03/31		56,200	49,884,067
TOTAL AUSTRALIA				560,299,293
			Face Amount	Value†
			(000)

AUSTRIA — (0.0%)
Erste Group Bank AG
	0.250%, 09/14/29	EUR	800	841,357
BELGIUM — (0.1%)
Anheuser-Busch InBev Worldwide, Inc.
	4.375%, 04/15/38		500	$457,290
	5.450%, 01/23/39		7,886	7,819,436
	4.350%, 06/01/40		400	347,527
TOTAL BELGIUM				8,624,253
CANADA — (4.2%)
Alimentation Couche-Tard, Inc.
Ω	3.439%, 05/13/41		15,600	11,986,872
Bank of Nova Scotia
	3.100%, 02/02/28	CAD	14,600	10,391,897
	2.450%, 02/02/32		24,075	21,084,822
Barrick North America Finance LLC
	5.700%, 05/30/41		4,500	4,412,879
	5.750%, 05/01/43		2,400	2,323,408
Brookfield Asset Management Ltd.
	5.795%, 04/24/35		250	249,786
	5.298%, 01/15/36		250	239,584
Brookfield Finance, Inc.
	4.350%, 04/15/30		4,500	4,396,285
	6.350%, 01/05/34		30	31,300
Canada Government Bonds
	2.500%, 05/01/28	CAD	68,000	48,168,263
Canada Housing Trust No. 1
Ω	3.100%, 06/15/28	CAD	48,600	34,755,838
Ω	3.950%, 06/15/28	CAD	48,500	35,213,661
Canadian Imperial Bank of Commerce
	6.092%, 10/03/33		3,800	3,972,821
Canadian Natural Resources Ltd.
#	2.950%, 07/15/30		12,222	11,347,190
	5.850%, 02/01/35		3,000	3,068,821
	6.500%, 02/15/37		250	265,448
	6.250%, 03/15/38		8,400	8,721,002
	6.750%, 02/01/39		5,000	5,349,425
Cenovus Energy, Inc.
	5.400%, 03/20/36		250	243,559
	5.250%, 06/15/37		5,000	4,754,028
CPPIB Capital, Inc.
	3.000%, 06/15/28	CAD	24,300	17,334,757
	4.400%, 01/15/29	AUD	5,000	3,490,738
	3.350%, 12/02/30	CAD	43,600	31,044,220
Emera U.S. Finance LP
	2.639%, 06/15/31		3,000	2,672,757
Enbridge, Inc.
	4.500%, 06/10/44		400	329,644

DFA Investment Grade Portfolio
CONTINUED
			Face Amount	Value†
			(000)

CANADA — (Continued)
Export Development Canada
(r)	SOFR + 0.330%, FRN, 3.959%, 08/01/28		17,980	$18,019,290
	3.875%, 08/08/30	NZD	11,650	6,771,010
Fairfax Financial Holdings Ltd.
	3.375%, 03/03/31		2,900	2,687,102
	5.750%, 05/20/35		250	250,986
	Federation des Caisses Desjardins du Quebec
	3.250%, 03/28/31	EUR	4,000	4,523,815
	Province of Manitoba
	3.000%, 06/02/28	CAD	9,700	6,918,944
Province of Ontario
	2.900%, 06/02/28	CAD	24,300	17,310,662
	1.350%, 12/02/30	CAD	152,300	99,841,051
	PSP Capital, Inc.
	4.400%, 12/02/30	CAD	19,000	14,089,425
Rogers Communications, Inc.
	7.500%, 08/15/38		3,000	3,306,109
	4.500%, 03/15/42		1,500	1,224,860
	Royal Bank of Canada
	5.000%, 02/01/33		3,500	3,471,591
Suncor Energy, Inc.
	6.800%, 05/15/38		6,485	6,976,893
	6.500%, 06/15/38		4,400	4,636,091
	6.850%, 06/01/39		4,150	4,485,883
Toronto-Dominion Bank
	3.200%, 03/10/32		39,300	35,754,144
	4.456%, 06/08/32		19,300	18,720,059
TransCanada PipeLines Ltd.
	4.625%, 03/01/34		19,566	18,587,730
	7.250%, 08/15/38		7,400	8,267,450
	6.100%, 06/01/40		400	407,411
	TOTAL CANADA			542,099,511
DENMARK — (0.2%)
	Nykredit Realkredit AS
	3.625%, 07/24/30	EUR	14,000	16,090,171
	Orsted AS
	1.500%, 11/26/29	EUR	5,135	5,550,314
	TOTAL DENMARK			21,640,485
FINLAND — (0.1%)
	Nokia OYJ
	6.625%, 05/15/39		5,094	5,108,946
	Nordea Bank Abp, SOFR + 0.740%, FRN
(r)Ω	4.391%, 03/19/27		2,925	2,932,781
	TOTAL FINLAND			8,041,727
FRANCE — (0.2%)
	Autoroutes du Sud de la France SA
	1.375%, 02/21/31	EUR	600	630,258
			Face Amount	Value†
			(000)

FRANCE — (Continued)
Credit Agricole SA
Ω	5.514%, 07/05/33		4,600	$4,658,951
Credit Mutuel Arkea SA
	3.128%, 12/05/30	EUR	2,000	2,261,726
Praemia Healthcare SACA
	0.875%, 11/04/29	EUR	700	736,233
Sanofi SA
	3.625%, 06/19/28		9,000	8,880,551
Societe Generale SA
Ω	3.000%, 01/22/30		3,000	2,792,332
	1.250%, 06/12/30	EUR	700	739,915
Terega SA
	0.875%, 09/17/30	EUR	1,000	1,030,739
TotalEnergies Capital International SA
	2.986%, 06/29/41		9,927	7,206,690
TOTAL FRANCE				28,937,395
GERMANY — (0.7%)
adidas AG
	2.750%, 11/06/30	EUR	2,000	2,246,764
Bayer U.S. Finance II LLC
Ω	4.625%, 06/25/38		5,500	4,858,673
Ω	3.600%, 07/15/42		595	427,615
Bayer U.S. Finance LLC
#Ω	6.500%, 11/21/33		7,300	7,681,304
Daimler Truck Finance North America LLC
#	5.500%, 09/20/33		5,000	4,998,875
Deutsche Telekom International Finance BV
Ω	4.750%, 06/21/38		500	464,107
E.ON International Finance BV
#Ω	6.650%, 04/30/38		18,500	19,958,323
Eurogrid GmbH
	3.722%, 04/27/30	EUR	4,500	5,221,900
Fresenius Medical Care U.S. Finance III, Inc.
Ω	2.375%, 02/16/31		500	439,542
Mercedes-Benz Finance North America LLC
	8.500%, 01/18/31		9,899	11,229,047
Mercedes-Benz International Finance BV
	3.250%, 11/15/30	EUR	2,000	2,276,631
Siemens Financieringsmaatschappij NV
Ω	2.875%, 03/11/41		6,161	4,498,212
Volkswagen Group of America Finance LLC
Ω	5.900%, 09/12/33		14,800	14,962,775
Ω	5.800%, 03/27/35		500	494,285
Vonovia SE
	2.125%, 03/22/30	EUR	500	548,403

DFA Investment Grade Portfolio
CONTINUED
			Face Amount	Value†
			(000)

GERMANY — (Continued)
	1.000%, 07/09/30	EUR	8,600	$8,951,575
TOTAL GERMANY				89,258,031
HONG KONG — (0.0%)
Prudential Funding Asia PLC
	3.125%, 04/14/30		200	188,130
	3.625%, 03/24/32		3,300	3,060,228
TOTAL HONG KONG				3,248,358
IRELAND — (0.0%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.850%, 10/29/41		2,809	2,187,447
GAS Networks Ireland
	3.250%, 09/12/30	EUR	860	982,547
TOTAL IRELAND				3,169,994
ITALY — (0.3%)
Enel Finance International NV
Ω	5.500%, 06/26/34		8,000	7,958,009
Ω	6.000%, 10/07/39		14,900	14,823,407
Eni SpA
Ω	5.700%, 10/01/40		2,000	1,928,053
ERG SpA
	4.125%, 07/03/30	EUR	1,900	2,230,390
Intesa Sanpaolo SpA
Ω	4.000%, 09/23/29		15,200	14,786,305
TOTAL ITALY				41,726,164
JAPAN — (0.7%)
Mitsubishi UFJ Financial Group, Inc.
	2.048%, 07/17/30		12,330	11,031,136
#	4.286%, 07/26/38		5,250	4,777,347
	3.751%, 07/18/39		10,991	9,091,319
Mizuho Financial Group, Inc.
	0.693%, 10/07/30	EUR	1,000	1,026,977
Nomura Holdings, Inc.
	3.103%, 01/16/30		8,062	7,531,166
	2.679%, 07/16/30		3,100	2,817,908
	2.608%, 07/14/31		8,500	7,506,272
NTT Finance Corp.
#	5.502%, 07/16/35		1,000	990,647
ORIX Corp.
	2.250%, 03/09/31		8,700	7,692,131
Sumitomo Mitsui Financial Group, Inc.
(r)	SOFR + 1.170%, FRN, 4.825%, 07/09/29		6,250	6,308,101
	2.130%, 07/08/30		11,450	10,260,838
	2.222%, 09/17/31		9,265	8,050,307
			Face Amount	Value†
			(000)

JAPAN — (Continued)
	5.808%, 09/14/33		4,500	$4,610,479
	2.296%, 01/12/41		7,700	5,143,437
Sumitomo Mitsui Trust Bank Ltd.
Ω	4.800%, 03/05/36		11,200	10,554,547
TOTAL JAPAN				97,392,612
LUXEMBOURG — (0.3%)
ArcelorMittal SA
	3.250%, 09/30/30	EUR	13,900	15,770,520
P3 Group SARL
	4.625%, 02/13/30	EUR	23,219	27,406,354
TOTAL LUXEMBOURG				43,176,874
NETHERLANDS — (0.8%)
ABN AMRO Bank NV, SOFR + 0.750%, FRN
(r)Ω	4.406%, 07/07/28		6,000	6,030,961
Cooperatieve Rabobank UA
(r)	3M Swap + 0.730%, FRN, 5.273%, 01/27/27	AUD	14,350	10,115,452
(r)	3M Swap + 0.870%, FRN, 5.316%, 02/26/27	AUD	11,600	8,183,481
(r)	SOFR + 0.710%, FRN, 4.358%, 03/05/27		5,500	5,514,289
(r)	3M Swap + 0.750%, FRN, 5.196%, 05/26/28	AUD	7,000	4,945,450
(r)	3M Swap + 1.150%, FRN, 5.595%, 11/21/28	AUD	25,000	17,807,623
	5.051%, 02/26/29	AUD	15,730	11,047,828
(r)	3M Swap + 1.030%, FRN, 5.476%, 02/26/29	AUD	24,200	17,199,295
	4.000%, 01/10/30	EUR	1,000	1,173,889
(r)	3M Swap + 0.850%, FRN, 5.303%, 02/20/30	AUD	12,900	9,129,097
	5.250%, 05/24/41		6,500	6,235,615
Heineken NV
Ω	4.000%, 10/01/42		4,400	3,518,051
ING Groep NV
	2.500%, 11/15/30	EUR	1,000	1,107,171
Koninklijke Philips NV
	3.250%, 05/23/30	EUR	4,400	5,020,107
	6.875%, 03/11/38		400	438,795
TOTAL NETHERLANDS				107,467,104

DFA Investment Grade Portfolio
CONTINUED
			Face Amount	Value†
			(000)

NEW ZEALAND — (3.3%)
	ANZ Bank New Zealand Ltd.
	4.630%, 02/20/30	NZD	10,000	$5,926,710
	Housing New Zealand Ltd.
	2.183%, 04/24/30	NZD	9,900	5,422,936
	New Zealand Government Bonds
	4.500%, 05/15/30	NZD	616,500	369,446,281
New Zealand Local Government Funding Agency Bonds
	1.500%, 04/20/29	NZD	19,900	10,966,887
	4.500%, 05/15/30	NZD	52,100	30,980,733
	TOTAL NEW ZEALAND			422,743,547
NORWAY — (0.0%)
Aker BP ASA
Ω	5.125%, 10/01/34		450	433,360
Ω	5.250%, 10/30/35		1,715	1,647,940
	Equinor ASA
	5.100%, 08/17/40		400	381,080
	TOTAL NORWAY			2,462,380
SINGAPORE — (0.1%)
	DBS Bank Ltd., 3M Swap + 0.770%, FRN
(r)	5.216%, 02/26/27	AUD	5,000	3,526,237
	United Overseas Bank Ltd., 3M Swap + 0.720%, FRN
(r)	5.181%, 04/16/27	AUD	8,200	5,784,124
	TOTAL SINGAPORE			9,310,361
SPAIN — (0.2%)
	Banco Bilbao Vizcaya Argentaria SA
	3.125%, 07/15/30	EUR	4,400	5,003,804
	Banco Santander SA
	3.490%, 05/28/30		2,000	1,890,963
	CaixaBank SA
	4.250%, 09/06/30	EUR	500	594,507
	Repsol E&P Capital Markets U.S. LLC
Ω	5.976%, 09/16/35		4,600	4,617,677
	Telefonica Emisiones SA
	4.665%, 03/06/38		500	442,815
	Telefonica Europe BV
	8.250%, 09/15/30		15,567	17,274,404
	TOTAL SPAIN			29,824,170
			Face Amount	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.3%)
European Bank for Reconstruction & Development
(r)	SOFR + 0.330%, FRN, 3.961%, 02/20/28		30,400	$30,476,000
(r)	SOFR + 0.300%, FRN, 3.931%, 02/16/29		3,772	3,779,500
(r)	SOFR + 0.420%, FRN, 4.082%, 07/22/30		17,500	17,594,516
Inter-American Development Bank
(r)	SOFR + 0.350%, FRN, 4.005%, 10/04/27		3,000	3,007,080
(r)	SOFR + 0.300%, FRN, 3.930%, 02/15/29		34,000	34,045,560
(r)	SOFR + 0.370%, FRN, 4.036%, 08/01/29		10,000	10,035,697
International Bank for Reconstruction & Development
#(r)	SOFR + 0.270%, FRN, 3.920%, 06/15/27		45,000	45,057,113
(r)	SOFR + 0.430%, FRN, 4.061%, 08/19/27		22,500	22,567,500
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				166,562,966
SWEDEN — (0.0%)
Lansforsakringar Bank AB
	3.250%, 01/22/30	EUR	860	985,083
UNITED KINGDOM — (0.8%)
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		3,250	2,837,435
Ω	5.950%, 10/15/33		6,000	6,108,001
AstraZeneca PLC
	6.450%, 09/15/37		1,000	1,084,678
BAT Capital Corp.
	4.906%, 04/02/30		17,100	17,052,156
	4.390%, 08/15/37		4,300	3,843,300
	7.079%, 08/02/43		5,000	5,388,251
Diageo Capital PLC
	2.125%, 04/29/32		2,055	1,758,543
	3.875%, 04/29/43		400	309,631
HSBC Holdings PLC
	4.950%, 03/31/30		10,900	10,917,734

DFA Investment Grade Portfolio
CONTINUED
			Face Amount	Value†
			(000)

UNITED KINGDOM — (Continued)
	6.100%, 01/14/42		5,000	$5,139,597
	IHG Finance LLC
	3.375%, 09/10/30	EUR	14,600	16,568,223
	LSEG Finance PLC
Ω	3.200%, 04/06/41		35,202	26,045,402
	Mead Johnson Nutrition Co.
	4.600%, 06/01/44		2,717	2,309,821
	NatWest Markets PLC
	3.125%, 01/10/30	EUR	880	1,003,516
	RELX Capital, Inc.
	4.750%, 05/20/32		3,133	3,085,162
	Reynolds American, Inc.
	7.250%, 06/15/37		585	655,851
	Santander U.K. PLC
	3.346%, 03/25/30	EUR	5,000	5,733,965
	TOTAL UNITED KINGDOM			109,841,266
UNITED STATES — (29.9%)
	3M Co.
	3.875%, 06/15/44		400	305,660
7-Eleven, Inc.
Ω	1.800%, 02/10/31		10,653	9,218,221
Ω	2.500%, 02/10/41		35,703	23,667,592
	Abbott Laboratories
	4.750%, 04/15/43		40,000	35,344,217
	AbbVie, Inc.
	4.400%, 11/06/42		7,962	6,741,433
	Acuity Brands Lighting, Inc.
	2.150%, 12/15/30		1,642	1,458,463
AEP Texas, Inc.
	4.700%, 05/15/32		19,500	19,067,569
	5.200%, 04/15/36		250	241,533
Aetna, Inc.
	6.750%, 12/15/37		19,420	20,719,327
	4.500%, 05/15/42		2,800	2,330,517
	4.125%, 11/15/42		2,678	2,054,888
Affiliated Managers Group, Inc.
	3.300%, 06/15/30		20,900	19,611,944
	5.500%, 02/15/36		250	242,563
	Air Products & Chemicals, Inc.
	2.700%, 05/15/40		1,031	743,199
Alabama Power Co.
	6.000%, 03/01/39		900	923,765
	5.500%, 03/15/41		17,061	16,533,260
	Allegion PLC
	3.500%, 10/01/29		9,300	8,909,913
Allstate Corp.
	5.250%, 03/30/33		3,900	3,914,004
	5.350%, 06/01/33		7,000	7,048,941
	Ally Financial, Inc.
	8.000%, 11/01/31		5,705	6,295,750
	Alphabet, Inc.
	1.900%, 08/15/40		4,000	2,564,944
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	Altria Group, Inc.
	3.400%, 05/06/30	9,700	$9,191,100
	2.450%, 02/04/32	21,231	18,489,300
	3.400%, 02/04/41	21,050	15,605,149
	4.250%, 08/09/42	7,900	6,266,701
	4.500%, 05/02/43	9,100	7,386,724
	Amazon.com, Inc.
	2.875%, 05/12/41	10,000	7,054,308
	Amcor Flexibles North America, Inc.
	2.630%, 06/19/30	1,500	1,376,626
	Amdocs Ltd.
	2.538%, 06/15/30	1,500	1,350,029
	American National Group, Inc.
#Ω	6.144%, 06/13/32	2,690	2,744,914
	American Tower Corp.
	2.700%, 04/15/31	300	270,263
	2.300%, 09/15/31	5,875	5,129,314
	4.050%, 03/15/32	325	307,244
	Ameriprise Financial, Inc.
	4.500%, 05/13/32	7,700	7,507,300
	Amgen, Inc.
	2.000%, 01/15/32	8,700	7,448,386
	3.350%, 02/22/32	12,700	11,661,185
	3.150%, 02/21/40	20,045	15,158,284
	Analog Devices, Inc.
	2.800%, 10/01/41	1,700	1,184,403
	Aon Corp.
	2.800%, 05/15/30	11,900	11,022,453
	6.250%, 09/30/40	3,400	3,579,916
	APA Corp.
	5.100%, 09/01/40	2,000	1,800,572
	Appalachian Power Co.
	4.400%, 05/15/44	4,000	3,218,648
	Apple, Inc.
	2.375%, 02/08/41	6,800	4,659,082
	3.850%, 05/04/43	3,500	2,780,708
	Applied Materials, Inc.
	5.850%, 06/15/41	400	400,967
	Archer-Daniels-Midland Co.
	4.535%, 03/26/42	200	172,834
	Arizona Public Service Co.
	2.200%, 12/15/31	30,650	26,475,130
	5.100%, 03/15/36	250	241,015
	Arrow Electronics, Inc.
	3.875%, 01/12/28	8,538	8,414,857
	Assurant, Inc.
	2.650%, 01/15/32	3,500	3,041,835
	Assured Guaranty U.S. Holdings, Inc.
	3.150%, 06/15/31	4,100	3,766,821
	AT&T, Inc.
	4.850%, 03/01/39	170	151,604
	6.375%, 03/01/41	500	511,266
	6.250%, 03/29/41	1,600	1,595,991
	3.500%, 06/01/41	19,700	14,501,482

DFA Investment Grade Portfolio
CONTINUED
	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
4.300%, 12/15/42	2,500	$1,952,234
AutoNation, Inc.
5.890%, 03/15/35	450	451,085
Avnet, Inc.
3.000%, 05/15/31	17,000	15,284,134
5.500%, 06/01/32	13,180	13,157,918
AXIS Specialty Finance PLC
# 4.000%, 12/06/27	19,920	19,732,378
Baker Hughes Holdings LLC
5.125%, 09/15/40	5,677	5,293,704
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
5.000%, 06/15/36	6,000	5,759,289
Bank of America Corp.
5.875%, 02/07/42	20,957	21,078,050
Berkshire Hathaway Energy Co.
5.950%, 05/15/37	800	825,634
5.150%, 11/15/43	1,783	1,615,784
4.500%, 02/01/45	800	656,752
Berkshire Hathaway Finance Corp.
1.850%, 03/12/30	17,500	15,912,996
1.450%, 10/15/30	73,603	64,982,288
2.875%, 03/15/32	3,000	2,738,874
5.750%, 01/15/40	8,956	9,325,517
4.300%, 05/15/43	1,900	1,606,717
Berkshire Hathaway, Inc.
# 4.500%, 02/11/43	3,500	3,045,974
Best Buy Co., Inc.
1.950%, 10/01/30	11,200	9,928,627
Biogen, Inc.
2.250%, 05/01/30	17,087	15,507,859
Black Hills Corp.
2.500%, 06/15/30	1,750	1,593,119
4.350%, 05/01/33	5,728	5,355,707
Blackrock Finance, Inc.
2.400%, 04/30/30	31,033	28,524,769
1.900%, 01/28/31	22,957	20,314,884
Boardwalk Pipelines LP
3.600%, 09/01/32	8,810	8,068,606
Boeing Co.
2.950%, 02/01/30	4,640	4,340,002
3.550%, 03/01/38	1,239	1,008,245
6.875%, 03/15/39	400	437,798
5.875%, 02/15/40	800	799,701
Boston Properties LP
2.550%, 04/01/32	2,500	2,157,769
# 5.750%, 01/15/35	400	397,064
Boston Scientific Corp.
4.550%, 03/01/39	664	604,091
BP Capital Markets America, Inc.
3.060%, 06/17/41	52,550	38,411,527
	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
Brighthouse Financial, Inc.
# 5.625%, 05/15/30	757	$762,417
Bristol-Myers Squibb Co.
4.125%, 06/15/39	22,200	19,263,957
2.350%, 11/13/40	1,800	1,228,563
3.550%, 03/15/42	1,750	1,341,825
4.500%, 03/01/44	400	335,957
4.625%, 05/15/44	300	256,708
Brixmor Operating Partnership LP
4.050%, 07/01/30	5,100	4,922,635
Broadcom, Inc.
4.300%, 11/15/32	26,000	24,541,856
3.137%, 11/15/35	16,502	13,413,846
3.187%, 11/15/36	1,000	795,482
3.500%, 02/15/41	6,150	4,637,712
Brown & Brown, Inc.
2.375%, 03/15/31	2,500	2,203,435
Brunswick Corp.
4.400%, 09/15/32	200	188,287
Bunge Ltd. Finance Corp.
5.150%, 08/04/35	15,000	14,652,663
Burlington Northern Santa Fe LLC
5.750%, 05/01/40	1,600	1,624,364
4.950%, 09/15/41	800	744,628
4.400%, 03/15/42	400	342,211
4.375%, 09/01/42	400	338,509
4.900%, 04/01/44	400	356,657
4.550%, 09/01/44	800	675,753
Campbell's Co.
# 5.400%, 03/21/34	3,795	3,668,154
Cencora, Inc.
2.800%, 05/15/30	28,884	26,786,654
CenterPoint Energy Resources Corp.
5.850%, 01/15/41	6,244	6,242,355
CF Industries, Inc.
4.950%, 06/01/43	400	349,812
Charles Schwab Corp.
2.900%, 03/03/32	13,800	12,397,167
Chevron USA, Inc., SOFR + 0.570%, FRN
(r) 4.200%, 08/13/28	25,000	25,132,567
Choice Hotels International, Inc.
3.700%, 12/01/29	970	930,601
Chubb INA Holdings LLC
6.000%, 05/11/37	250	260,453
Cigna Group
2.375%, 03/15/31	17,267	15,429,124
5.250%, 01/15/36	1,000	980,582
4.800%, 08/15/38	49,270	45,421,379
3.200%, 03/15/40	18,997	14,378,529
6.125%, 11/15/41	9,943	10,099,672
Cincinnati Financial Corp.
6.920%, 05/15/28	2,600	2,699,818

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	6.125%, 11/01/34	1,200	$1,235,514
Cisco Systems, Inc.
	5.500%, 01/15/40	5,000	4,951,826
Citigroup, Inc.
	8.125%, 07/15/39	15,597	19,025,870
	5.875%, 01/30/42	31,650	31,594,358
CME Group, Inc.
	5.300%, 09/15/43	2,600	2,470,034
CNA Financial Corp.
	5.500%, 06/15/33	5,000	5,010,433
	5.200%, 08/15/35	250	240,939
CNO Financial Group, Inc.
	5.250%, 05/30/29	2,940	2,942,477
	6.450%, 06/15/34	13,300	13,664,759
Comcast Corp.
	4.250%, 01/15/33	14,667	13,721,589
	7.050%, 03/15/33	13,500	14,703,207
Ω	5.168%, 01/15/37	1,000	931,577
	6.950%, 08/15/37	500	530,948
	3.900%, 03/01/38	2,490	2,033,885
	4.600%, 10/15/38	5,700	4,960,595
	6.550%, 07/01/39	400	406,727
	3.250%, 11/01/39	7,000	5,088,743
	6.400%, 03/01/40	10,000	10,120,605
	3.750%, 04/01/40	30,900	23,712,107
	4.650%, 07/15/42	1,000	804,779
	4.750%, 03/01/44	400	322,494
Conagra Brands, Inc.
#	5.750%, 08/01/35	2,340	2,322,364
	5.300%, 11/01/38	50,300	46,441,958
ConocoPhillips
	5.900%, 05/15/38	3,141	3,236,919
	6.500%, 02/01/39	1,600	1,730,351
ConocoPhillips Co.
	3.758%, 03/15/42	700	547,933
Consolidated Edison Co. of New York, Inc.
	5.500%, 12/01/39	400	391,381
	5.700%, 06/15/40	400	396,504
	4.200%, 03/15/42	14,174	11,565,108
	3.950%, 03/01/43	7,400	5,780,884
	4.450%, 03/15/44	251	207,338
Constellation Brands, Inc.
	3.150%, 08/01/29	2,700	2,570,637
Constellation Energy Generation LLC
	6.250%, 10/01/39	1,289	1,316,731
	5.750%, 10/01/41	1,400	1,375,519
Continental Resources, Inc.
	4.900%, 06/01/44	919	730,683
Costco Wholesale Corp.
	1.600%, 04/20/30	8,754	7,861,912
Cox Communications, Inc.
Ω	4.800%, 02/01/35	10,052	8,750,225
Ω	4.700%, 12/15/42	4,700	3,382,118
			Face Amount	Value†
			(000)

UNITED STATES — (Continued)
	Crown Castle, Inc.
	2.900%, 04/01/41		18,705	$13,032,666
CSX Corp.
	6.220%, 04/30/40		1,167	1,225,149
	5.500%, 04/15/41		800	784,915
	4.750%, 05/30/42		4,840	4,299,409
	4.100%, 03/15/44		200	159,901
	Cummins, Inc.
	4.875%, 10/01/43		14,376	13,003,618
CVS Health Corp.
	4.780%, 03/25/38		11,500	10,499,747
	6.125%, 09/15/39		5,800	5,895,074
	4.125%, 04/01/40		9,078	7,528,609
	2.700%, 08/21/40		5,000	3,470,548
	5.300%, 12/05/43		3,000	2,688,485
	6.000%, 06/01/44		19,360	18,685,788
	DCP Midstream Operating LP
	5.600%, 04/01/44		2,550	2,351,852
	Dell, Inc.
	5.400%, 09/10/40		250	234,117
Devon Energy Corp.
	5.600%, 07/15/41		15,858	15,216,397
	4.750%, 05/15/42		1,900	1,633,756
	DH Europe Finance II SARL
	3.250%, 11/15/39		1,050	819,517
	Dick's Sporting Goods, Inc.
	3.150%, 01/15/32		8,025	7,256,457
	Digital Dutch Finco BV
	1.500%, 03/15/30	EUR	13,400	14,354,399
Dominion Energy, Inc.
	3.300%, 04/15/41		2,000	1,475,790
	4.900%, 08/01/41		5,000	4,447,309
Dow Chemical Co.
	4.800%, 01/15/31		500	491,359
#	5.650%, 03/15/36		500	491,619
	5.250%, 11/15/41		1,000	886,588
	4.375%, 11/15/42		1,616	1,276,581
	4.625%, 10/01/44		1,000	791,313
	Duke Energy Corp.
	3.300%, 06/15/41		23,750	17,491,035
Duquesne Light Holdings, Inc.
Ω	2.532%, 10/01/30		1,500	1,340,373
Ω	2.775%, 01/07/32		141	123,475
Eastman Chemical Co.
	4.800%, 09/01/42		20,700	17,803,674
	4.650%, 10/15/44		400	330,658
	Eaton Corp.
	4.000%, 11/02/32		7,605	7,250,947
	Eaton Vance Corp.
	3.500%, 04/06/27		289	287,317
	Ecolab, Inc.
	5.500%, 12/08/41		3,400	3,349,720
Elevance Health, Inc.
	5.950%, 12/15/34		11,300	11,678,433
	6.375%, 06/15/37		4,700	4,926,366

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	4.625%, 05/15/42	25,970	$22,152,625
	4.650%, 01/15/43	9,366	7,997,293
	5.100%, 01/15/44	1,200	1,061,304
	4.650%, 08/15/44	1,200	999,819
	Eli Lilly & Co., SOFR + 0.530%, FRN
(r)	4.191%, 10/15/28	6,900	6,919,397
	Enbridge Energy Partners LP
	7.500%, 04/15/38	7,825	8,868,584
	5.500%, 09/15/40	1,264	1,207,691
	Energy Transfer LP
	6.625%, 10/15/36	400	424,217
	5.800%, 06/15/38	585	582,396
	7.500%, 07/01/38	400	450,504
	6.050%, 06/01/41	5,100	5,046,198
	5.150%, 02/01/43	500	436,044
	5.950%, 10/01/43	4,000	3,790,683
	5.300%, 04/01/44	4,950	4,361,220
	Enterprise Products Operating LLC
	6.875%, 03/01/33	900	985,188
	7.550%, 04/15/38	3,157	3,649,942
	6.125%, 10/15/39	5,917	6,138,454
	6.450%, 09/01/40	5,135	5,448,067
	5.950%, 02/01/41	2,617	2,656,432
	5.700%, 02/15/42	2,500	2,441,616
	4.850%, 08/15/42	1,800	1,604,486
	4.450%, 02/15/43	946	797,145
	4.850%, 03/15/44	6,900	6,043,741
	Equinix, Inc.
	3.200%, 11/18/29	500	472,594
	2.500%, 05/15/31	5,200	4,600,249
	ERAC USA Finance LLC
Ω	5.625%, 03/15/42	400	387,268
	Exelon Corp.
	4.950%, 03/15/36	250	237,377
	Extra Space Storage LP
	2.350%, 03/15/32	8,100	6,968,910
	Exxon Mobil Corp.
	2.995%, 08/16/39	5,200	4,019,768
	4.227%, 03/19/40	18,200	15,983,925
	FedEx Corp.
	4.900%, 01/15/34	1,575	1,537,923
	5.100%, 01/15/44	3,169	2,816,018
	Fidelity National Financial, Inc.
	3.400%, 06/15/30	18,954	17,677,923
	2.450%, 03/15/31	1,300	1,144,107
	Fidelity National Information Services, Inc.
	3.100%, 03/01/41	10,650	7,497,335
	First American Financial Corp.
	2.400%, 08/15/31	16,044	13,859,128
	Fiserv, Inc.
	5.150%, 08/12/34	250	237,807
			Face Amount	Value†
			(000)

UNITED STATES — (Continued)
Flex Ltd.
	4.875%, 06/15/29		1,550	$1,544,765
	4.875%, 05/12/30		4,000	3,943,710
	5.375%, 11/13/35		500	478,245
Flowserve Corp.
	2.800%, 01/15/32		28,638	25,081,576
FMR LLC
Ω	4.950%, 02/01/33		924	901,040
Ω	6.450%, 11/15/39		1,000	1,055,264
Fortune Brands Innovations, Inc.
	3.250%, 09/15/29		3,430	3,265,088
	4.000%, 03/25/32		414	388,444
Fox Corp.
	5.476%, 01/25/39		32,600	30,953,603
Freeport-McMoRan, Inc.
	5.450%, 03/15/43		2,600	2,417,322
GATX Corp.
	3.500%, 06/01/32		6,850	6,273,376
General Dynamics Corp.
	4.250%, 04/01/40		800	698,622
	2.850%, 06/01/41		400	288,267
General Mills, Inc.
	5.400%, 06/15/40		1,600	1,531,389
General Motors Co.
	6.250%, 04/15/35		400	411,786
	6.600%, 04/01/36		15,200	16,017,754
	5.150%, 04/01/38		8,819	8,216,339
	6.250%, 10/02/43		6,800	6,621,130
	5.200%, 04/01/45		400	341,672
General Motors Financial Co., Inc.
	3.600%, 06/21/30		5,000	4,738,899
	4.000%, 07/10/30	EUR	5,000	5,824,254
	2.700%, 06/10/31		500	445,875
	3.100%, 01/12/32		7,400	6,637,346
	5.450%, 09/06/34		600	590,431
#	5.900%, 01/07/35		800	807,992
#	5.450%, 01/08/36		170	166,043
Georgia Power Co.
	4.750%, 09/01/40		400	363,046
	4.300%, 03/15/42		19,300	16,126,770
Gilead Sciences, Inc.
	4.000%, 09/01/36		1,550	1,390,917
	2.600%, 10/01/40		22,300	15,736,884
	4.800%, 04/01/44		4,500	3,932,231
GlaxoSmithKline Capital, Inc.
	6.375%, 05/15/38		11,000	11,811,350
Global Payments, Inc.
	5.400%, 03/15/33		500	486,173
	5.550%, 11/15/35		2,200	2,095,221
Globe Life, Inc.
	4.800%, 06/15/32		10,000	9,779,334
GLP Capital LP/GLP Financing II, Inc.
	5.625%, 03/01/36		250	239,710

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	Goldman Sachs Group, Inc.
	2.600%, 02/07/30	2,100	$1,939,399
	3.800%, 03/15/30	11,500	11,059,147
#	6.125%, 02/15/33	1,621	1,708,411
	6.250%, 02/01/41	18,121	18,634,159
	4.800%, 07/08/44	800	681,781
	Halliburton Co.
	6.700%, 09/15/38	3,460	3,720,178
	7.450%, 09/15/39	3,200	3,652,788
	4.500%, 11/15/41	13,340	11,409,664
	4.750%, 08/01/43	700	592,685
	Hartford Insurance Group, Inc.
	6.625%, 03/30/40	500	534,855
	Hasbro, Inc.
	6.050%, 05/14/34	2,000	2,059,602
#	6.350%, 03/15/40	3,950	4,058,341
	5.100%, 05/15/44	2,000	1,698,872
	HCA, Inc.
	4.375%, 03/15/42	400	328,752
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30	19,000	17,115,099
	Healthcare Realty Holdings LP
#	2.000%, 03/15/31	2,300	2,000,854
	Helmerich & Payne, Inc.
	5.500%, 12/01/34	500	484,192
	Hess Corp.
	5.600%, 02/15/41	4,600	4,526,776
	HF Sinclair Corp.
	6.250%, 01/15/35	500	512,954
	Home Depot, Inc.
	5.875%, 12/16/36	9,388	9,755,416
	3.300%, 04/15/40	11,505	8,959,738
	5.400%, 09/15/40	22,000	21,506,722
	5.950%, 04/01/41	3,700	3,798,371
	4.400%, 03/15/45	400	329,186
	Host Hotels & Resorts LP
	5.700%, 07/01/34	8,500	8,493,597
	5.500%, 04/15/35	200	196,727
	HP, Inc.
	2.650%, 06/17/31	200	177,626
#	6.000%, 09/15/41	19,300	19,023,302
	Humana, Inc.
	5.950%, 03/15/34	250	253,883
#	5.550%, 05/01/35	2,250	2,211,983
	4.950%, 10/01/44	3,000	2,503,080
	Hyatt Hotels Corp.
	5.375%, 12/15/31	2,500	2,512,001
#	5.400%, 12/15/35	500	486,935
	IBM International Capital Pte. Ltd.
	5.250%, 02/05/44	32,262	28,239,865
	Intel Corp.
	4.600%, 03/25/40	27,424	23,720,615
	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
2.800%, 08/12/41	23,856	$15,993,979
4.800%, 10/01/41	2,470	2,120,824
4.250%, 12/15/42	190	149,255
5.625%, 02/10/43	21,349	19,710,349
Intercontinental Exchange, Inc.
4.600%, 03/15/33	9,250	8,947,155
2.650%, 09/15/40	16,100	11,303,166
International Business Machines Corp.
3.300%, 01/27/27	154	152,803
1.950%, 05/15/30	7,140	6,395,358
4.150%, 05/15/39	15,550	12,931,904
5.600%, 11/30/39	7,797	7,562,182
2.850%, 05/15/40	36,982	25,738,705
4.000%, 06/20/42	5,300	4,071,192
Interstate Power & Light Co.
2.300%, 06/01/30	3,978	3,614,001
Invitation Homes Operating Partnership LP
2.000%, 08/15/31	2,500	2,138,864
J.M. Smucker Co.
4.250%, 03/15/35	4,700	4,303,742
Jabil, Inc.
3.600%, 01/15/30	23,950	22,749,044
3.000%, 01/15/31	14,033	12,766,688
Jackson Financial, Inc.
3.125%, 11/23/31	6,177	5,486,294
Jefferies Financial Group, Inc.
2.625%, 10/15/31	19,014	16,472,047
2.750%, 10/15/32	6,280	5,327,386
Johnson & Johnson
1.300%, 09/01/30	5,000	4,399,815
2.100%, 09/01/40	400	271,473
JPMorgan Chase & Co.
6.400%, 05/15/38	21,400	22,914,619
5.500%, 10/15/40	8,800	8,680,085
5.600%, 07/15/41	11,900	11,738,516
5.400%, 01/06/42	4,350	4,210,166
JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r) 4.648%, 12/08/26	22,820	22,864,727
Juniper Networks, Inc.
3.750%, 08/15/29	3,100	2,984,412
Kellanova
7.450%, 04/01/31	3,159	3,484,919
Kemper Corp.
3.800%, 02/23/32	5,030	4,485,174
Kimco Realty OP LLC
2.250%, 12/01/31	8,200	7,166,118
5.300%, 02/01/36	3,000	2,976,720
Kinder Morgan Energy Partners LP
6.500%, 02/01/37	250	265,222
6.950%, 01/15/38	5,800	6,336,635
6.500%, 09/01/39	2,400	2,508,457

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	6.550%, 09/15/40	3,500	$3,677,944
	5.625%, 09/01/41	400	381,567
	5.000%, 08/15/42	3,600	3,158,319
	4.700%, 11/01/42	400	338,327
	5.000%, 03/01/43	13,400	11,748,125
	5.500%, 03/01/44	8,520	7,806,497
	5.400%, 09/01/44	250	225,806
KKR Group Finance Co. II LLC
#Ω	5.500%, 02/01/43	4,500	4,094,180
Kraft Heinz Foods Co.
	6.875%, 01/26/39	16,200	17,323,844
Ω	7.125%, 08/01/39	1,775	1,922,197
	4.625%, 10/01/39	250	216,261
	5.000%, 06/04/42	3,700	3,200,045
	5.200%, 07/15/45	3,550	3,053,247
Kroger Co.
	7.500%, 04/01/31	15,677	17,342,754
Lazard Group LLC
	4.500%, 09/19/28	14,147	14,046,140
Legg Mason, Inc.
	5.625%, 01/15/44	4,747	4,526,367
Liberty Mutual Group, Inc.
Ω	6.500%, 03/15/35	4,250	4,457,331
Lincoln National Corp.
	3.050%, 01/15/30	244	228,976
#	3.400%, 01/15/31	7,917	7,373,947
#	3.400%, 03/01/32	23,378	21,160,095
	6.300%, 10/09/37	3,000	3,084,160
	7.000%, 06/15/40	125	133,528
LKQ Corp.
#	6.250%, 06/15/33	1,500	1,527,765
Lockheed Martin Corp.
	4.850%, 09/15/41	1,445	1,312,760
	3.800%, 03/01/45	800	609,827
Loews Corp.
	6.000%, 02/01/35	4,000	4,151,506
	4.940%, 04/01/36	18,497	17,679,653
#	4.125%, 05/15/43	1,500	1,206,673
Lowe's Cos., Inc.
	2.800%, 09/15/41	11,600	8,004,089
LPL Holdings, Inc.
	5.650%, 03/15/35	1,600	1,561,059
LYB International Finance III LLC
	5.500%, 03/01/34	800	786,015
#	5.875%, 01/15/36	500	496,327
	3.375%, 10/01/40	18,400	13,231,736
Marathon Petroleum Corp.
	6.500%, 03/01/41	19,163	20,032,331
	4.750%, 09/15/44	3,200	2,690,958
Marriott International, Inc.
#	2.750%, 10/15/33	6,300	5,380,892
	5.100%, 05/01/38	2,750	2,578,722
Mars, Inc.
Ω	1.625%, 07/16/32	1,750	1,456,394
Ω	3.875%, 04/01/39	10,400	8,755,335
			Face Amount	Value†
			(000)

UNITED STATES — (Continued)
Ω	2.375%, 07/16/40		200	$137,069
Marsh & McLennan Cos., Inc.
	2.375%, 12/15/31		1,661	1,457,826
	4.750%, 03/15/39		3,100	2,849,224
	5.350%, 11/15/44		266	245,286
Mastercard, Inc.
	4.350%, 01/15/32		4,000	3,894,125
	4.850%, 03/09/33		5,000	4,962,052
Merck & Co., Inc.
	3.400%, 03/07/29		8,084	7,858,716
	1.450%, 06/24/30		40,301	35,623,946
	3.900%, 03/07/39		400	341,659
	2.350%, 06/24/40		1,200	829,291
	4.900%, 05/17/44		400	353,605
Meta Platforms, Inc.
	3.850%, 08/15/32		3,500	3,243,030
MetLife, Inc.
	5.375%, 07/15/33		3,400	3,448,637
	6.375%, 06/15/34		19,000	20,227,595
	5.875%, 02/06/41		7,148	7,182,321
	4.125%, 08/13/42		5,300	4,302,309
	4.875%, 11/13/43		12,261	10,867,998
Micron Technology, Inc.
	2.703%, 04/15/32		1,650	1,460,395
	3.366%, 11/01/41		31,367	23,279,082
Mississippi Power Co.
	4.250%, 03/15/42		400	326,117
Mohawk Industries, Inc.
#	3.625%, 05/15/30		971	925,021
Molson Coors Beverage Co.
	5.000%, 05/01/42		6,000	5,250,752
Morgan Stanley
#	7.250%, 04/01/32		12,990	14,436,896
	6.375%, 07/24/42		17,088	17,819,271
Mosaic Co.
	5.625%, 11/15/43		8,500	7,810,195
Motorola Solutions, Inc.
	2.300%, 11/15/30		19,944	17,825,978
MPLX LP
	5.400%, 09/15/35		500	490,076
	5.300%, 04/01/36		250	242,013
	4.500%, 04/15/38		8,200	7,259,991
National Fuel Gas Co.
	2.950%, 03/01/31		5,000	4,531,139
National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		1,129	1,281,473
NBCUniversal Media LLC
	5.950%, 04/01/41		500	514,386
	4.450%, 01/15/43		800	685,391
Nestle Capital Corp.
	4.600%, 04/04/29	AUD	800	556,463
Nestle Holdings, Inc.
Ω	3.900%, 09/24/38		5,800	5,071,085

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
NetApp, Inc.
2.700%, 06/22/30		3,400	$3,110,269
NewMarket Corp.
2.700%, 03/18/31		4,000	3,593,981
Newmont Corp.
5.875%, 04/01/35		400	414,841
5.450%, 06/09/44		600	563,893
NextEra Energy Capital Holdings, Inc.
2.989%, 02/10/30	EUR	2,000	2,263,269
5.250%, 03/15/34		400	397,435
NIKE, Inc.
3.250%, 03/27/40		5,000	3,867,709
Northern Trust Corp.
1.950%, 05/01/30		18,470	16,692,318
NOV, Inc.
3.950%, 12/01/42		10,000	7,558,708
Nucor Corp.
3.125%, 04/01/32		4,340	3,950,179
Oklahoma Gas & Electric Co.
5.400%, 01/15/33		3,700	3,734,948
Omnicom Group, Inc.
4.200%, 06/01/30		10,255	9,959,926
# 5.300%, 06/02/36		500	474,722
ONE Gas, Inc.
4.250%, 09/01/32		4,300	4,148,853
4.658%, 02/01/44		400	342,080
ONEOK Partners LP
6.850%, 10/15/37		400	431,517
6.125%, 02/01/41		2,000	2,006,687
Oracle Corp.
# 3.600%, 04/01/40		15,000	10,377,224
5.375%, 07/15/40		14,200	11,853,140
3.650%, 03/25/41		15,450	10,479,952
Ovintiv, Inc.
6.625%, 08/15/37		500	527,415
6.500%, 02/01/38		3,770	3,911,096
Owens Corning
3.875%, 06/01/30		8,226	7,892,336
PepsiCo, Inc.
5.500%, 01/15/40		5,000	4,996,050
4.875%, 11/01/40		400	373,362
Pfizer Investment Enterprises Pte. Ltd.
5.110%, 05/19/43		12,800	11,679,514
Pfizer, Inc.
4.100%, 09/15/38		10,000	8,825,655
3.900%, 03/15/39		24,272	20,600,150
7.200%, 03/15/39		5,570	6,371,303
2.550%, 05/28/40		8,500	5,966,420
5.600%, 09/15/40		400	398,293
Philip Morris International, Inc.
3.375%, 08/15/29		4,100	3,943,373
2.100%, 05/01/30		6,450	5,846,914
5.625%, 09/07/33		8,500	8,704,693
6.375%, 05/16/38		17,400	18,554,182
	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
4.375%, 11/15/41	8,315	$7,066,538
4.500%, 03/20/42	800	683,032
3.875%, 08/21/42	10,095	7,938,846
4.125%, 03/04/43	7,308	5,899,716
4.875%, 11/15/43	400	351,627
4.250%, 11/10/44	1,200	971,451
Phillips 66
5.875%, 05/01/42	4,486	4,420,295
Plains All American Pipeline LP/PAA Finance Corp.
5.600%, 01/15/36	1,900	1,871,475
6.700%, 05/15/36	200	213,547
5.150%, 06/01/42	15,148	13,496,347
4.300%, 01/31/43	8,941	7,098,811
# 4.700%, 06/15/44	3,500	2,920,654
4.900%, 02/15/45	173	147,388
PPG Industries, Inc.
2.550%, 06/15/30	7,901	7,239,397
Precision Castparts Corp.
3.900%, 01/15/43	3,000	2,381,233
Primerica, Inc.
2.800%, 11/19/31	15,500	13,799,019
Principal Financial Group, Inc.
6.050%, 10/15/36	3,400	3,531,195
Progress Energy, Inc.
7.750%, 03/01/31	2,000	2,212,494
Progressive Corp.
3.000%, 03/15/32	13,100	11,841,740
Prologis LP
5.125%, 01/15/34	5,063	5,012,958
Prudential Financial, Inc.
6.625%, 12/01/37	2,400	2,587,911
3.000%, 03/10/40	19,750	14,643,784
6.625%, 06/21/40	2,620	2,844,042
Public Service Enterprise Group, Inc.
8.625%, 04/15/31	1,000	1,119,040
PulteGroup, Inc.
7.875%, 06/15/32	3,895	4,413,034
6.375%, 05/15/33	10,500	11,102,296
6.000%, 02/15/35	2,449	2,520,587
QUALCOMM, Inc.
# 1.650%, 05/20/32	9,643	8,051,404
Raymond James Financial, Inc.
4.900%, 09/11/35	500	477,043
Realty Income Corp.
2.700%, 02/15/32	13,491	11,910,109
2.850%, 12/15/32	7,577	6,641,814
1.800%, 03/15/33	1,300	1,059,498
4.900%, 07/15/33	4,500	4,399,166
Reinsurance Group of America, Inc.
3.150%, 06/15/30	15,455	14,418,091

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	Roche Holdings, Inc.
Ω	2.076%, 12/13/31	5,000	$4,352,877
Ω	5.593%, 11/13/33	10,000	10,299,047
	Royalty Pharma PLC
	2.200%, 09/02/30	4,500	4,040,897
	3.300%, 09/02/40	72,275	54,479,451
	Sempra
	5.250%, 03/15/36	250	241,234
	6.000%, 10/15/39	900	905,012
	Shell Finance U.S., Inc.
	6.375%, 12/15/38	20,800	22,130,040
	5.500%, 03/25/40	3,000	2,960,570
	4.550%, 08/12/43	5,000	4,246,704
Shell International Finance BV
	2.875%, 11/26/41	3,200	2,263,929
	Simon Property Group LP
	2.650%, 07/15/30	18,576	17,121,828
	2.200%, 02/01/31	12,148	10,819,565
	2.250%, 01/15/32	1,877	1,627,721
	5.500%, 03/08/33	4,050	4,113,859
	6.750%, 02/01/40	4,515	4,942,842
	4.750%, 03/15/42	4,370	3,878,564
Sonoco Products Co.
	5.750%, 11/01/40	500	494,037
	Southern Co. Gas Capital Corp.
	5.875%, 03/15/41	6,142	6,131,889
	4.400%, 06/01/43	6,897	5,675,412
Southern Power Co.
	5.150%, 09/15/41	1,500	1,379,950
	Southwest Gas Corp.
	3.700%, 04/01/28	1,900	1,867,533
	2.200%, 06/15/30	12,700	11,435,467
	Stanley Black & Decker, Inc.
#	2.300%, 03/15/30	2,150	1,958,819
	3.000%, 05/15/32	400	357,002
	5.200%, 09/01/40	800	736,177
Steel Dynamics, Inc.
	3.250%, 01/15/31	19,725	18,317,624
Sutter Health
	3.161%, 08/15/40	2,000	1,502,556
Tapestry, Inc.
	5.500%, 03/11/35	3,000	2,968,788
	Targa Resources Corp.
	4.200%, 02/01/33	2,500	2,332,594
	5.650%, 02/15/36	250	249,436
	5.400%, 07/30/36	250	243,611
	Target Corp.
	7.000%, 01/15/38	7,700	8,605,855
	4.000%, 07/01/42	2,100	1,692,864
TD SYNNEX Corp.
	5.300%, 10/10/35	250	239,156
	Texas Instruments, Inc.
	4.900%, 03/14/33	12,500	12,448,887
	3.875%, 03/15/39	5,790	4,897,785
Textron, Inc.
	2.450%, 03/15/31	14,320	12,810,844
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	Thermo Fisher Scientific, Inc.
	4.894%, 10/07/37	5,000	$4,796,831
	2.800%, 10/15/41	2,400	1,696,625
	5.404%, 08/10/43	7,500	7,125,749
	T-Mobile USA, Inc.
	4.375%, 04/15/40	7,500	6,334,802
	3.000%, 02/15/41	250	176,046
TPG Operating Group II LP
	5.375%, 01/15/36	500	481,210
Travelers Cos., Inc.
	5.350%, 11/01/40	2,619	2,533,928
TWDC Enterprises 18 Corp.
	4.375%, 08/16/41	7,500	6,438,545
	Union Pacific Corp.
	2.891%, 04/06/36	2,350	1,942,165
	4.375%, 09/10/38	1,100	990,044
	3.550%, 08/15/39	9,400	7,677,078
	3.200%, 05/20/41	14,400	10,873,342
	United Parcel Service, Inc.
	6.200%, 01/15/38	1,000	1,063,207
	5.200%, 04/01/40	800	771,856
	4.875%, 11/15/40	8,011	7,383,965
	UnitedHealth Group, Inc.
	4.200%, 05/15/32	17,300	16,619,990
	6.500%, 06/15/37	500	538,011
	6.625%, 11/15/37	500	547,420
	6.875%, 02/15/38	350	388,641
	3.500%, 08/15/39	16,438	13,163,413
	2.750%, 05/15/40	14,200	10,195,681
	5.700%, 10/15/40	2,400	2,395,663
	5.950%, 02/15/41	1,400	1,418,434
	3.050%, 05/15/41	28,569	20,880,527
	4.625%, 11/15/41	3,400	2,982,221
	3.950%, 10/15/42	4,000	3,175,214
	5.500%, 07/15/44	18,070	17,050,801
	Unum Group
	4.000%, 06/15/29	9,463	9,239,763
Ω	4.046%, 08/15/41	6,800	5,376,762
	5.750%, 08/15/42	2,850	2,739,084
Valero Energy Corp.
	6.625%, 06/15/37	500	538,575
	Ventas Realty LP
	3.000%, 01/15/30	300	281,038
	5.000%, 02/15/36	250	239,971
VeriSign, Inc.
#	2.700%, 06/15/31	4,606	4,116,511
	Verizon Communications, Inc.
	2.355%, 03/15/32	1,483	1,284,031
	4.272%, 01/15/36	600	537,156
	5.250%, 03/16/37	11,000	10,548,353
	5.401%, 07/02/37	11,000	10,652,752
	4.812%, 03/15/39	19,410	17,441,531
	2.650%, 11/20/40	14,850	10,109,195
	3.400%, 03/22/41	43,850	32,519,189
	2.850%, 09/03/41	5,166	3,523,794
	3.850%, 11/01/42	3,190	2,429,928

DFA Investment Grade Portfolio
CONTINUED
	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
6.550%, 09/15/43	800	$822,473
Virginia Electric & Power Co.
8.875%, 11/15/38	10,000	12,693,412
4.000%, 01/15/43	7,900	6,228,116
4.650%, 08/15/43	700	597,505
4.450%, 02/15/44	400	331,367
Visa, Inc.
# 2.050%, 04/15/30	48,659	44,410,454
2.700%, 04/15/40	3,300	2,429,591
Voya Financial, Inc.
5.000%, 09/20/34	250	241,054
5.050%, 03/02/36	250	237,552
# 5.700%, 07/15/43	913	868,142
Walmart, Inc.
5.625%, 04/01/40	6,000	6,138,234
5.000%, 10/25/40	7,200	6,986,126
Walt Disney Co.
6.650%, 11/15/37	6,000	6,563,867
# 4.625%, 03/23/40	5,000	4,524,250
3.500%, 05/13/40	32,131	25,567,239
6.150%, 02/15/41	800	831,866
5.400%, 10/01/43	5,750	5,441,979
4.750%, 09/15/44	400	345,216
Wells Fargo Bank NA, SOFR + 1.070%, FRN
(r) 4.720%, 12/11/26	840	841,907
Welltower OP LLC
2.750%, 01/15/31	16,596	15,159,288
2.750%, 01/15/32	2,600	2,318,900
6.500%, 03/15/41	1,903	2,053,715
Western Midstream Operating LP
# 5.500%, 12/15/35	5,000	4,866,158
Western Union Co.
# 6.200%, 11/17/36	1,400	1,428,505
Westlake Corp.
3.375%, 06/15/30	10,985	10,362,279
# 5.550%, 11/15/35	500	485,271
WestRock MWV LLC
8.200%, 01/15/30	18,367	20,192,687
Weyerhaeuser Co.
7.375%, 03/15/32	813	895,827
Williams Cos., Inc.
3.500%, 11/15/30	13,100	12,335,044
6.300%, 04/15/40	21,000	21,656,907
5.800%, 11/15/43	400	381,483
Willis North America, Inc.
5.150%, 03/15/36	500	479,391
WP Carey, Inc.
2.400%, 02/01/31	1,800	1,606,046
2.450%, 02/01/32	9,800	8,486,986
WRKCo, Inc.
# 3.000%, 06/15/33	18,205	15,795,675
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
Zoetis, Inc.
	4.700%, 02/01/43	1,200	$1,036,948
TOTAL UNITED STATES			3,880,838,361
TOTAL BONDS			6,178,491,292
U.S. TREASURY OBLIGATIONS — (39.2%)
U.S. Treasury Bonds
	6.250%, 05/15/30	17,000	18,099,688
	1.125%, 05/15/40	184,000	112,254,374
	1.125%, 08/15/40	195,000	117,693,165
	3.875%, 08/15/40	25,000	22,110,352
	1.375%, 11/15/40	172,000	107,056,563
	1.875%, 02/15/41	147,000	98,283,281
	2.250%, 05/15/41	107,000	75,129,883
	4.375%, 05/15/41	25,000	23,158,203
	1.750%, 08/15/41	183,000	117,906,329
	3.750%, 08/15/41	51,000	43,760,391
	2.000%, 11/15/41	146,000	97,147,031
	3.125%, 11/15/41	25,000	19,678,711
	2.375%, 02/15/42	135,000	94,616,016
	2.750%, 08/15/42	110,000	80,721,093
	2.750%, 11/15/42	120,000	87,600,000
	3.125%, 02/15/43	114,000	87,561,797
	2.875%, 05/15/43	130,000	95,778,515
	3.625%, 08/15/43	60,000	49,089,844
	3.625%, 02/15/44	110,000	89,456,641
	3.375%, 05/15/44	126,000	98,526,093
	3.125%, 08/15/44	130,000	97,484,765
	3.000%, 11/15/44	78,000	57,116,718
	2.500%, 02/15/45	126,000	84,420,000
	3.000%, 05/15/45	68,000	49,485,938
	2.875%, 08/15/45	91,500	64,907,812
U.S. Treasury Notes
#	1.375%, 08/31/26	22,000	21,955,313
(r)	3M USTMMR + 0.205%, FRN, 4.057%, 10/31/26	170,000	170,083,642
(r)	3M USTMMR + 0.098%, FRN, 3.950%, 01/31/27	178,000	178,093,188
#(r)	3M USTMMR + 0.160%, FRN, 4.012%, 04/30/27	174,000	174,219,752
(r)	3M USTMMR + 0.190%, FRN, 4.042%, 10/31/27	161,900	162,217,942
	3.500%, 01/31/28	25,000	24,729,492
(r)	3M USTMMR + 0.099%, FRN, 3.951%, 01/31/28	152,000	152,162,911
	1.125%, 02/29/28	25,000	23,819,336
	3.875%, 03/31/28	15,000	14,908,008
	1.250%, 04/30/28	61,200	58,125,656
	1.250%, 05/31/28	45,000	42,633,985
	4.000%, 05/31/28	25,000	24,882,813

DFA Investment Grade Portfolio
CONTINUED
	Face Amount	Value†
	(000)

1.000%, 07/31/28	25,000	$23,447,266
3.500%, 01/31/30	25,000	24,298,828
3.625%, 03/31/30	20,000	19,492,188
3.500%, 04/30/30	25,000	24,241,211
3.875%, 04/30/30	20,000	19,652,344
3.750%, 05/31/30	19,000	18,576,953
3.750%, 06/30/30	19,000	18,565,078
4.000%, 07/31/30	25,000	24,640,625
4.125%, 08/31/30	65,000	64,322,070
4.625%, 09/30/30	65,000	65,540,820
4.875%, 10/31/30	25,000	25,444,336
3.500%, 11/30/30	24,000	23,143,125
4.375%, 11/30/30	25,000	24,958,008
4.250%, 02/28/31	25,000	24,826,172
4.625%, 05/31/31	10,000	10,081,641
1.250%, 08/15/31	60,000	51,431,250
1.375%, 11/15/31	50,000	42,787,109
4.375%, 01/31/32	30,000	29,864,062
1.875%, 02/15/32	105,000	91,706,836
4.125%, 02/29/32	60,000	58,985,156
2.875%, 05/15/32	95,000	87,240,429
4.125%, 05/31/32	55,000	53,983,789
4.000%, 06/30/32	55,000	53,599,219
4.000%, 07/31/32	30,000	29,212,500
2.750%, 08/15/32	120,000	108,900,000
3.875%, 08/31/32	55,000	53,163,086
3.875%, 09/30/32	25,000	24,149,414
3.750%, 10/31/32	35,000	33,541,211
4.125%, 11/15/32	80,000	78,275,000
3.750%, 11/30/32	57,500	55,062,988
3.875%, 12/31/32	45,000	43,363,476
4.000%, 01/31/33	12,000	11,639,063
		Face Amount	Value†
		(000)

	3.500%, 02/15/33	80,000	$75,325,000
	3.750%, 02/28/33	15,000	14,334,375
	4.250%, 03/31/33	100,000	98,304,688
	3.375%, 05/15/33	105,000	97,818,164
	3.875%, 08/15/33	85,000	81,467,187
	4.500%, 11/15/33	85,000	84,558,399
	4.000%, 02/15/34	55,000	52,903,125
	4.375%, 05/15/34	85,000	83,651,953
	3.875%, 08/15/34	25,000	23,737,305
	4.250%, 11/15/34	25,000	24,319,336
	4.625%, 02/15/35	30,000	29,925,000
U.S.Treasury Notes
#(r)	3M USTMMR + 0.159%, FRN, 4.011%, 07/31/27	170,000	170,233,673
TOTAL U.S. TREASURY OBLIGATIONS			5,091,588,699
TOTAL INVESTMENT SECURITIES (Cost $13,089,863,634)			12,433,850,239

		Shares
SECURITIES LENDING COLLATERAL — (4.3%)
@§	The DFA Short Term Investment Fund	48,616,525	562,347,345
TOTAL INVESTMENTS — (100.0%)
(Cost $13,652,162,667)^^			$12,996,197,584
As of July 31, 2026, DFA Investment Grade Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	108,197,119	AUD	151,643,305	Australia and New Zealand Bank	08/10/26	$1,503,700
USD	18,121,592	CAD	25,181,806	Societe Generale	08/10/26	153,799
USD	76,248,738	AUD	106,874,743	Australia and New Zealand Bank	08/11/26	1,055,115
USD	129,440,272	CAD	179,858,708	Citibank, N.A.	08/11/26	1,101,589
USD	100,725,076	AUD	142,867,402	Royal Bank of Canada	08/21/26	226,430
EUR	1,805,862	USD	2,055,305	State Street Bank and Trust	08/24/26	28,773
JPY	3,951,893,071	USD	24,623,442	Australia and New Zealand Bank	09/24/26	314,622
USD	59,951,151	CAD	83,694,265	Royal Bank of Canada	10/29/26	19,061
USD	85,762,275	CAD	119,733,485	State Street Bank and Trust	10/29/26	23,091
USD	25,905,568	CAD	36,152,878	Royal Bank of Canada	10/30/26	15,886
Total Appreciation						$4,442,066
USD	14,808,594	NZD	26,003,004	Citibank, N.A.	08/12/26	$(512,357)
USD	71,929,705	NZD	125,378,298	Citibank, N.A.	08/13/26	(1,945,400)
USD	78,411,011	NZD	133,635,923	Royal Bank of Canada	08/21/26	(349,269)
USD	52,239,538	EUR	45,723,208	HSBC Bank	08/24/26	(527,922)

DFA Investment Grade Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	31,000,459	EUR	27,111,499	Australia and New Zealand Bank	08/31/26	$(296,626)
USD	102,084,035	NZD	179,955,110	Royal Bank of Canada	08/31/26	(4,008,207)
USD	10,581,905	NZD	18,599,693	Citibank, N.A.	09/04/26	(384,882)
USD	72,237,076	NZD	126,773,725	Australia and New Zealand Bank	09/08/26	(2,519,550)
USD	37,021,677	EUR	32,337,819	Societe Generale	09/08/26	(320,389)
USD	40,899,130	EUR	35,786,148	Societe Generale	09/09/26	(426,513)
USD	72,648,185	NZD	125,378,297	Australia and New Zealand Bank	09/14/26	(1,297,535)
USD	72,522,516	AUD	104,596,107	Australia and New Zealand Bank	09/23/26	(1,012,791)
USD	24,623,916	JPY	3,951,893,071	Societe Generale	09/24/26	(314,148)
USD	79,013,005	AUD	114,158,240	Australia and New Zealand Bank	10/09/26	(1,224,248)
Total (Depreciation)						$(15,139,837)
Total Appreciation (Depreciation)						$(10,697,771)
As of July 31, 2026, the value of Rule 144A securities amounted to $464,652,968 or 3.7% of net assets.
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$1,163,770,248	—	$1,163,770,248
Bonds
Australia	—	560,299,293	—	560,299,293
Austria	—	841,357	—	841,357
Belgium	—	8,624,253	—	8,624,253
Canada	—	542,099,511	—	542,099,511
Denmark	—	21,640,485	—	21,640,485
Finland	—	8,041,727	—	8,041,727
France	—	28,937,395	—	28,937,395
Germany	—	89,258,031	—	89,258,031
Hong Kong	—	3,248,358	—	3,248,358
Ireland	—	3,169,994	—	3,169,994
Italy	—	41,726,164	—	41,726,164
Japan	—	97,392,612	—	97,392,612
Luxembourg	—	43,176,874	—	43,176,874
Netherlands	—	107,467,104	—	107,467,104
New Zealand	—	422,743,547	—	422,743,547
Norway	—	2,462,380	—	2,462,380
Singapore	—	9,310,361	—	9,310,361
Spain	—	29,824,170	—	29,824,170
Supranational Organization Obligations	—	166,562,966	—	166,562,966
Sweden	—	985,083	—	985,083
United Kingdom	—	109,841,266	—	109,841,266
United States	—	3,880,838,361	—	3,880,838,361
U.S. Treasury Obligations	—	5,091,588,699	—	5,091,588,699
Securities Lending Collateral	—	562,347,345	—	562,347,345
Total Investments in Securities	—	$12,996,197,584	—	$12,996,197,584

DFA Investment Grade Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financial Instruments
Assets
Forward Currency Contracts**	—	$4,442,066	—	$4,442,066
Liabilities
Forward Currency Contracts**	—	(15,139,837)	—	(15,139,837)
Total Financial Instruments	—	$(10,697,771)	—	$(10,697,771)
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.7%)
U.S. Treasury Inflation-Indexed Bonds
3.625%, 04/15/28	193,692	$197,364,774
2.500%, 01/15/29	487,681	490,786,716
3.875%, 04/15/29	456,021	475,209,624
3.375%, 04/15/32	302,964	322,251,297
2.125%, 02/15/40	421,649	394,754,946
2.125%, 02/15/41	417,407	385,637,540
0.750%, 02/15/42	296,560	217,590,933
0.625%, 02/15/43	235,359	164,333,018
1.375%, 02/15/44	163,172	127,550,782
0.750%, 02/15/45	105,291	71,354,728
1.000%, 02/15/46	45,250	31,640,283
U.S. Treasury Inflation-Indexed Notes
0.750%, 07/15/28	37,374	36,413,454
0.875%, 01/15/29	523,478	506,895,288
0.250%, 07/15/29	157,838	149,850,108
0.125%, 01/15/30	255,247	238,363,848
0.125%, 07/15/30	111,079	103,112,469
0.125%, 01/15/31	209,799	192,317,461
0.125%, 07/15/31	171,265	155,879,027
0.125%, 01/15/32	286,462	256,901,026
0.625%, 07/15/32	70,344	64,498,665
1.125%, 01/15/33	102,358	95,710,031
1.375%, 07/15/33	30,890	29,250,892
1.750%, 01/15/34	166,770	160,711,621
1.875%, 07/15/34	46,983	45,602,405
2.125%, 01/15/35	31,851	31,278,526
1.875%, 07/15/35	34,434	33,083,877
TOTAL U.S. TREASURY OBLIGATIONS Cost ($5,490,994,441)		4,978,343,339

		Shares
MONEY MARKET FUNDS — (0.3%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.620%	13,704,338	13,704,338
TOTAL INVESTMENTS — (100.0%)
(Cost $5,504,698,779)^^			$4,992,047,677
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$4,978,343,339	—	$4,978,343,339
Money Market Funds	$13,704,338	—	—	13,704,338
Total Investments in Securities	$13,704,338	$4,978,343,339	—	$4,992,047,677

DFA Short-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (96.7%)
ALABAMA — (0.3%)
Alabama Federal Aid Highway Finance Authority (RB) Series A
¤ 5.000%, 09/01/35 (Pre-refunded @ $100, 9/1/26)	585	$585,973
Mobile County Board of School Commissioners (ST) (AG)
5.000%, 03/01/27	970	981,649
Tuscaloosa City Board of Education (RB)
¤ 5.000%, 08/01/35 (Pre-refunded @ $100, 8/1/26)	720	720,000
¤ 5.000%, 08/01/41 (Pre-refunded @ $100, 8/1/26)	995	995,000
University of South Alabama (RB) Series A
5.000%, 11/01/27	515	529,088
5.000%, 11/01/28	1,000	1,044,741
TOTAL ALABAMA		4,856,451
ALASKA — (0.3%)
Borough of Matanuska-Susitna (RB) Series A
5.000%, 09/01/26	3,000	3,005,181
Municipality of Anchorage (GO) Series B
5.000%, 09/01/27	1,000	1,025,234
State of Alaska International Airports System (RB) Series A
5.000%, 10/01/26	430	431,490
TOTAL ALASKA		4,461,905
ARIZONA — (1.8%)
Arizona Board of Regents (RB) Series A
5.000%, 06/01/27	1,725	1,757,799
5.000%, 07/01/27	260	265,702
5.000%, 06/01/28	445	463,144
Arizona Department of Transportation State Highway Fund Revenue (RB)
5.000%, 07/01/27	6,290	6,427,360
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
City of Glendale Water & Sewer Revenue (RB)
5.000%, 07/01/27	855	$872,279
City of Goodyear (GO)
5.000%, 07/01/27	1,780	1,818,563
5.000%, 07/01/28	1,125	1,174,166
Maricopa County Industrial Development Authority (RB) Series A
5.000%, 01/01/27	500	504,201
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/27	2,790	2,849,937
Maricopa County Unified School District No. 69 Paradise Valley (GO) Series A
5.000%, 07/01/27	2,095	2,140,006
Maricopa County Unified School District No. 80 Chandler (GO) Series A
5.000%, 07/01/27	1,000	1,021,210
Maricopa County Union High School District No. 216 Agua Fria (GO) Series B
5.000%, 07/01/27	1,000	1,021,665
Salt River Project Agricultural Improvement & Power District (RB) Series A
5.000%, 01/01/33	2,025	2,079,160
5.000%, 01/01/34	2,350	2,368,986
TOTAL ARIZONA		24,764,178
ARKANSAS — (0.1%)
City of Fort Smith Water & Sewer Revenue (RB)
5.000%, 10/01/27	1,265	1,293,835
CALIFORNIA — (2.8%)
California State Public Works Board (RB) Series D
5.000%, 04/01/27	835	838,336
City of Los Angeles (RN)
5.000%, 06/24/27	4,000	4,084,547
State of California (GO)
5.000%, 04/01/27	17,740	18,034,426
5.000%, 08/01/27	2,020	2,070,411

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 09/01/28	1,675	$1,681,831
5.000%, 10/01/28	20	20,043
5.000%, 08/01/29	1,155	1,156,591
5.000%, 08/01/30	1,405	1,406,878
5.000%, 09/01/30	1,345	1,350,485
5.000%, 09/01/31	2,600	2,610,604
5.000%, 08/01/33	2,150	2,150,823
¤ 5.000%, 08/01/33 (Pre-refunded @ $100, 8/1/26)	3,555	3,555,000
TOTAL CALIFORNIA		38,959,975
COLORADO — (2.2%)
Adams 12 Five Star Schools (GO) (ST AID WITHHLDG)
5.000%, 12/15/26	6,250	6,303,635
Arapahoe County School District No. 5 Cherry Creek (GO) (ST AID WITHHLDG)
5.000%, 12/15/26	6,030	6,083,972
Board of Water Commissioners City & County of Denver (RB) Series B
5.000%, 09/15/26	1,120	1,123,069
City & County of Broomfield Water Revenue (RB)
5.000%, 12/01/26	205	206,549
5.000%, 12/01/27	235	242,158
Colorado Health Facilities Authority (RB) Series A
5.000%, 11/01/26	555	557,536
5.000%, 11/15/29	6,000	6,303,166
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 12/01/33	2,370	2,385,833
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/26	3,280	3,302,947
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series D
5.000%, 12/01/26	1,155	1,163,080
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Douglas County School District No. Re-1 Douglas & Elbert Counties (GO) (ST AID WITHHLDG)
5.500%, 12/15/27	1,030	$1,070,254
5.500%, 12/15/28	1,650	1,755,502
Fort Collins-Loveland Water District (RB)
5.000%, 12/01/26	310	312,425
5.000%, 12/01/27	350	361,032
TOTAL COLORADO		31,171,158
CONNECTICUT — (2.9%)
City of Bridgeport (GO) Series B
5.000%, 08/15/26	635	635,415
City of Danbury (GO)
4.000%, 02/22/27	19,500	19,635,090
City of New Haven (GO) Series B
5.000%, 08/01/26	100	100,000
Connecticut State Health & Educational Facilities Authority (RB) Series A
2.850%, 07/01/42	5,130	5,130,000
Regional School District No. 18 (GO)
4.000%, 08/13/26	7,050	7,052,364
State of Connecticut (GO) Series B
5.000%, 05/15/27	2,150	2,152,494
Town of Ellington (GO)
4.000%, 09/22/26	3,000	3,004,560
Town of Manchester (GO)
4.000%, 02/11/27	3,065	3,084,742
TOTAL CONNECTICUT		40,794,665
DISTRICT OF COLUMBIA — (0.5%)
District of Columbia (GO) Series A
5.000%, 06/01/27	1,595	1,626,502
District of Columbia Income Tax Revenue (RB) Series C
5.000%, 10/01/26	1,315	1,319,985
Washington Convention & Sports Authority (RB) Series A
5.000%, 10/01/30	3,485	3,563,261
TOTAL DISTRICT OF COLUMBIA		6,509,748

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (5.3%)
Alachua County School Board (COP) (AG)
5.000%, 07/01/28	6,180	$6,427,538
Brevard County School District (COP) Series A
5.000%, 07/01/27	4,545	4,637,181
5.000%, 07/01/28	3,560	3,703,270
Central Florida Expressway Authority (RB) Series A
5.000%, 07/01/27	1,575	1,607,087
City of Jacksonville (RB)
5.000%, 10/01/26	655	657,515
5.000%, 10/01/27	3,650	3,750,554
5.000%, 10/01/28	775	811,212
City of Lakeland (RB)
5.000%, 11/15/27	285	292,210
City of Pembroke Pines (GO)
5.000%, 09/01/27	1,395	1,430,021
City of Port St. Lucie (GO)
5.000%, 07/01/27	1,305	1,332,299
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/26	825	827,992
5.000%, 10/01/27	375	384,896
City of Tallahassee Utility System Revenue (RB) Series A
5.000%, 10/01/26	445	446,614
County of Miami-Dade Water & Sewer System Revenue (RB) Series B
5.000%, 10/01/26	1,355	1,360,003
County of Sarasota Utility System Revenue (RB)
5.000%, 10/01/26	150	150,569
5.000%, 10/01/27	165	169,546
County of Seminole Water & Sewer Revenue (RB) Series A
5.000%, 10/01/26	935	938,177
Duval County Public Schools (COP) (AG) Series A
5.000%, 07/01/27	545	556,599
Florida Development Finance Corp. (RB) Series A
5.000%, 08/01/27	285	291,004
Florida Municipal Power Agency (RB) Series A
5.000%, 10/01/26	920	923,037
Fort Pierce Utilities Authority (RB) (AG) Series A
5.000%, 10/01/26	370	371,221
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Hillsborough County Industrial Development Authority (RB) Series E
3.000%, 11/15/54	7,095	$7,095,000
Hillsborough County School Board (GO)
4.000%, 03/31/27	5,000	5,036,734
JEA Water & Sewer System Revenue (RB) Series A
5.000%, 10/01/27	405	416,157
5.000%, 10/01/28	150	157,460
Lee County School Board (COP) Series B
5.000%, 08/01/26	880	880,000
Manatee County School District (COP) (AG) Series A
5.000%, 07/01/27	275	280,853
Manatee County School District (COP) Series A
5.000%, 07/01/27	1,150	1,173,429
Miami Beach Health Facilities Authority (RB) Series A
5.000%, 11/15/26	465	467,856
5.000%, 11/15/27	475	487,414
Miami Beach Redevelopment Agency (TAN) (AG)
5.000%, 02/01/27	360	363,726
Miami-Dade County Expressway Authority (RB) Series B
5.000%, 07/01/27	1,040	1,041,532
Orlando Utilities Commission (RB) Series A
5.000%, 10/01/27	1,685	1,730,443
Palm Beach County School District (COP) Series B
5.000%, 08/01/27	1,585	1,618,532
School Board of Miami-Dade County (RN)
4.000%, 01/07/27	7,000	7,037,994
School Board of Miami-Dade County (GO)
5.000%, 03/15/27	2,025	2,054,196
School District of Broward County (RN)
4.000%, 06/24/27	1,420	1,433,984

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
School District of Broward County (GO) (AG)
5.000%, 07/01/27	2,020	$2,062,255
School District of Broward County (COP) Series A
5.000%, 07/01/27	2,500	2,549,569
State of Florida (GO) Series A
5.000%, 07/01/27	2,055	2,099,502
State of Florida (GO) Series B
4.000%, 06/01/32	500	503,071
State of Florida (GO) Series C
4.000%, 06/01/32	1,980	1,990,871
State of Florida Department of Transportation Turnpike System Revenue (RB) Series C
5.000%, 07/01/27	504	514,593
Tampa Bay Water (RB)
5.000%, 10/01/26	1,650	1,655,255
Volusia County School Board (COP) (AG) Series B
5.000%, 08/01/26	1,020	1,020,000
TOTAL FLORIDA		74,738,971
GEORGIA — (0.4%)
City of Cartersville Water & Sewer Revenue (RB)
5.000%, 06/01/27	435	443,555
Cobb County School District (GO)
4.000%, 12/15/26	5,155	5,178,139
Dalton Whitfield County Joint Development Authority (RB) Series B
5.000%, 08/15/26	665	665,460
TOTAL GEORGIA		6,287,154
HAWAII — (1.0%)
City & County of Honolulu (GO) Series A
5.000%, 11/01/26	1,275	1,282,405
County of Hawaii (GO) Series A
5.000%, 09/01/31	910	921,389
State of Hawaii (GO) Series EY
5.000%, 10/01/27	5,050	5,058,777
	Face Amount	Value†
	(000)
HAWAII — (Continued)
State of Hawaii (GO) Series FG
5.000%, 10/01/31	2,865	$2,874,716
4.000%, 10/01/32	1,560	1,561,286
State of Hawaii (GO) Series FH
4.000%, 10/01/30	2,010	2,012,433
State of Hawaii (GO) Series FN
5.000%, 10/01/29	820	841,338
TOTAL HAWAII		14,552,344
IDAHO — (0.1%)
Boise State University (RB) Series A
5.000%, 04/01/27	490	497,286
Idaho Health Facilities Authority (RB) Series A
5.000%, 03/01/27	240	242,996
TOTAL IDAHO		740,282
ILLINOIS — (1.7%)
Adams County School District No. 172 (GO)
5.000%, 02/01/27	255	257,499
5.000%, 02/01/28	310	319,056
Chicago O'Hare International Airport (RB) Series D
5.000%, 01/01/27	1,370	1,382,697
Cook & Will Counties Community College District No. 515 (GO) (BAM) Series B
5.000%, 12/01/26	225	226,498
Cook County Community High School District No. 218 Oak Lawn (GO)
5.000%, 12/01/27	245	251,514
County of Cook (GO)
5.000%, 11/15/34	805	808,583
County of Cook (GO) Series A
5.000%, 11/15/26	2,255	2,269,031
DuPage County Forest Preserve District (GO)
5.000%, 11/01/26	330	331,628
Elmhurst Park District (GO)
5.000%, 12/15/26	270	272,165
5.000%, 12/15/27	220	226,552

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Grundy Kendall & Will Counties Community High School District No. 111 Minooka (GO)
5.000%, 12/01/27	350	$359,859
Illinois Finance Authority (RB) Series C
5.000%, 04/01/27	2,035	2,064,440
¤ 4.000%, 02/15/36 (Pre-refunded @ $100, 2/15/27)	1,000	1,006,692
Illinois Municipal Electric Agency (RB) Series A
5.000%, 02/01/27	525	530,745
Illinois State Toll Highway Authority (RB) Series A
5.000%, 12/01/32	6,075	6,083,113
State of Illinois (GO) Series B
5.000%, 10/01/27	3,190	3,265,120
State of Illinois (GO) Series D
5.000%, 11/01/27	3,870	3,968,233
5.000%, 11/01/28	950	972,975
TOTAL ILLINOIS		24,596,400
IOWA — (0.2%)
City of Altoona (GO) Series A
5.000%, 06/01/27	250	254,708
State of Iowa Board of Regents (RB) Series A
5.000%, 09/01/27	2,100	2,149,356
TOTAL IOWA		2,404,064
KANSAS — (1.1%)
City of Manhattan (GO) Series 01
4.000%, 06/15/28	3,000	3,026,155
City of Manhattan (GO) Series A
5.000%, 11/01/27	1,785	1,833,564
5.000%, 11/01/28	1,875	1,962,220
City of Olathe (GO) Series A
5.000%, 09/01/26	4,170	4,177,099
University of Kansas Hospital Authority (RB) Series C
3.000%, 03/01/56	4,500	4,500,000
TOTAL KANSAS		15,499,038
	Face Amount	Value†
	(000)
KENTUCKY — (0.8%)
Kentucky Municipal Power Agency (RB) (NPFG) Series A
5.000%, 09/01/31	550	$550,936
Kentucky Municipal Power Agency (RB) Series B
5.000%, 09/01/27	600	613,201
Kentucky State Property & Building Commission (RB) Series A
5.000%, 09/01/26	770	771,329
Kentucky Turnpike Authority (RB) Series A
5.000%, 07/01/27	3,585	3,658,721
5.000%, 07/01/28	4,145	4,318,973
Louisville/Jefferson County Metropolitan Government (RB) Series A
5.000%, 10/01/27	660	674,984
TOTAL KENTUCKY		10,588,144
LOUISIANA — (1.3%)
Louisiana Public Facilities Authority (RB) Series A
5.000%, 05/15/27	140	142,125
St. Tammany Parish Hospital Service District No. 1 (RB) Series B
5.000%, 07/01/27	3,210	3,271,345
5.000%, 07/01/28	1,500	1,553,021
State of Louisiana (GO) Series B
5.000%, 09/01/27	13,450	13,789,251
TOTAL LOUISIANA		18,755,742
MAINE — (0.1%)
Maine Turnpike Authority (RB)
5.000%, 07/01/27	1,785	1,823,493
MARYLAND — (3.2%)
City of Baltimore (GO) Series A
5.000%, 10/15/31	470	480,922
County of Anne Arundel (GO)
5.000%, 10/01/32	1,690	1,695,007
County of Anne Arundel (GO) Series B
5.000%, 10/01/26	2,565	2,573,421
County of Calvert (GO)
5.000%, 07/01/27	745	760,855
County of Charles (GO)
5.000%, 10/01/26	1,120	1,124,245

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
County of Montgomery (GO) Series A
5.000%, 10/01/26	6,060	$6,083,467
County of Montgomery (GO) Series E
2.950%, 11/01/37	5,600	5,600,000
County of Prince George's (GO) Series A
5.000%, 08/01/26	3,280	3,280,000
Maryland Health & Higher Educational Facilities Authority (RB) Series A
5.000%, 08/15/26	235	235,170
5.000%, 05/15/27	260	264,760
5.000%, 07/01/27	465	474,393
5.000%, 08/15/27	190	194,348
2.950%, 06/01/48	1,935	1,935,000
Maryland Health & Higher Educational Facilities Authority (RB) Series B
2.950%, 06/01/46	775	775,000
Maryland Health & Higher Educational Facilities Authority (RB) Series C
5.000%, 08/15/27	1,245	1,273,490
State of Maryland (GO) Series A
5.000%, 08/01/26	470	470,000
5.000%, 03/15/27	760	771,572
State of Maryland (GO) Series B
5.000%, 08/01/26	1,315	1,315,000
5.000%, 08/01/28	15,570	16,278,391
TOTAL MARYLAND		45,585,041
MASSACHUSETTS — (8.5%)
Bristol-Plymouth Regional Vocational Technical School District (GO)
4.000%, 02/17/27	3,000	3,018,789
City of Fall River (GO)
4.000%, 01/29/27	6,564	6,596,459
City of New Bedford (GO)
4.000%, 04/09/27	10,000	10,078,108
City of Quincy (GO)
5.000%, 08/13/27	3,104	3,167,498
City of Revere (GO)
4.000%, 07/29/27	20,100	20,327,703
City of Somerville (GO)
4.000%, 05/28/27	17,500	17,661,936
Commonwealth of Massachusetts (GO) Series B
5.000%, 06/01/27	435	443,595
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts (GO) Series I
5.000%, 12/01/31	1,375	$1,383,221
Massachusetts Bay Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 07/01/27	2,590	2,647,032
Massachusetts Development Finance Agency (RB) Series A
5.000%, 02/15/27	1,455	1,473,484
Massachusetts Development Finance Agency (RB) Series F
5.000%, 07/01/28	155	161,594
Massachusetts Development Finance Agency (RB) Series N-1
5.000%, 07/01/27	320	325,217
Town of Burlington (GO)
3.500%, 04/23/27	6,000	6,024,691
Town of Hingham (GO)
4.000%, 02/12/27	12,000	12,070,681
Town of Nantucket (GO)
4.000%, 07/23/27	12,629	12,767,803
Town of Westborough (GO)
4.000%, 10/27/26	12,610	12,648,225
Town of Whitman (GO)
4.000%, 03/16/27	6,920	6,970,455
Town of Wilmington (GO)
4.000%, 02/17/27	3,040	3,060,529
TOTAL MASSACHUSETTS		120,827,020
MICHIGAN — (1.4%)
Birmingham City School District (GO)
5.000%, 05/01/27	2,940	2,989,799
Farmington Public School District (GO)
5.000%, 05/01/27	1,400	1,421,529
Ferris State University (RB) (AG) Series A
5.000%, 10/01/27	340	348,308
Grand Rapids Public Schools (GO) (AG)
5.000%, 05/01/27	2,745	2,787,212
Grandville Public Schools (GO) (AG)
5.000%, 05/01/27	580	589,479
Jackson Public Schools (GO) (Q-SBLF)
5.000%, 05/01/27	915	929,886

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MICHIGAN — (Continued)
Lansing School District (GO) (Q-SBLF)
5.000%, 05/01/27	350	$355,876
Livonia Public Schools (GO) (AG)
5.000%, 05/01/27	395	401,661
5.000%, 05/01/28	440	455,393
Mona Shores Public Schools (GO) (BAM) Series II
5.000%, 05/01/27	310	314,905
5.000%, 05/01/28	350	362,668
Pinckney Community Schools (GO) (Q-SBLF) Series II
5.500%, 05/01/28	965	1,008,413
Plymouth-Canton Community School District (GO)
5.000%, 05/01/28	2,000	2,075,855
Portage Public Schools (GO) (AG)
5.500%, 11/01/26	750	755,013
Portage Public Schools (GO) (BAM)
6.000%, 11/01/26	465	468,669
6.000%, 11/01/27	220	228,767
Saginaw Valley State University (RB) Series A
5.000%, 07/01/27	265	269,992
5.000%, 07/01/28	435	451,526
South Lyon Community Schools (GO) Series I
5.000%, 05/01/27	305	310,053
Troy School District (GO) (Q-SBLF)
5.000%, 05/01/27	1,055	1,072,635
Warren Consolidated Schools (GO) (Q-SBLF)
5.000%, 05/01/27	785	797,888
5.000%, 05/01/28	505	523,978
Warren Consolidated Schools (GO) (Q-SBLF) Series II
5.000%, 05/01/27	1,045	1,062,157
Ypsilanti Community Schools (GO) (Q-SBLF)
5.000%, 05/01/27	440	447,158
TOTAL MICHIGAN		20,428,820
MINNESOTA — (2.2%)
City of Rochester (RB) Series B
5.000%, 11/15/29	80	85,143
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
City of St. Cloud (RB)
5.000%, 05/01/27	200	$203,078
City of St. Paul (GO) Series B
5.000%, 09/01/28	1,000	1,046,094
County of Hennepin (GO) Series A
5.000%, 12/01/28	300	315,841
County of Hennepin (GO) Series C
5.000%, 12/01/26	6,355	6,404,432
5.000%, 12/01/31	1,030	1,036,888
Minnesota Health & Education Facilities Authority (RB)
5.000%, 12/01/26	475	477,993
5.000%, 12/01/27	295	302,734
Minnesota Health & Education Facilities Authority (RB) Series B
5.000%, 10/01/26	480	481,506
Minnesota Municipal Power Agency (RB)
5.000%, 10/01/28	145	145,242
Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	8,770	9,060,025
State of Minnesota (GO) Series A
5.000%, 08/01/27	10,955	11,212,930
5.000%, 08/01/33	985	986,516
TOTAL MINNESOTA		31,758,422
MISSISSIPPI — (0.2%)
State of Mississippi (GO) Series A
5.000%, 10/01/30	910	933,446
State of Mississippi (GO) Series B
5.000%, 12/01/28	1,265	1,274,422
TOTAL MISSISSIPPI		2,207,868
MISSOURI — (0.2%)
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 05/15/27	495	503,829

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MISSOURI — (Continued)
Health & Educational Facilities Authority of the State of Missouri (RB) Series B
5.000%, 11/15/26	495	$497,758
St. Charles County School District No. R-IV Wentzville (GO)
4.000%, 03/01/29	1,645	1,646,331
TOTAL MISSOURI		2,647,918
NEBRASKA — (0.8%)
City of Omaha (GO) Series B
5.000%, 04/15/27	180	183,006
Metropolitan Utilities District of Omaha Water System Revenue (RB)
5.000%, 12/01/27	10,000	10,313,467
Omaha Public Power District (RB) Series C
5.000%, 02/01/27	1,000	1,011,377
TOTAL NEBRASKA		11,507,850
NEVADA — (1.5%)
County of Clark (GO)
5.000%, 11/01/27	18,035	18,569,971
Las Vegas Convention & Visitors Authority (RB) Series B
5.000%, 07/01/27	850	867,487
Washoe County School District (GO) Series A
5.000%, 06/01/27	585	596,612
5.000%, 06/01/28	625	651,177
TOTAL NEVADA		20,685,247
NEW HAMPSHIRE — (0.7%)
City of Manchester (GO)
4.000%, 11/12/26	10,345	10,379,672
NEW JERSEY — (7.6%)
City of Hoboken (GO) Series A
4.000%, 03/08/27	12,010	12,094,283
City of New Brunswick (GO)
4.000%, 09/08/26	6,215	6,221,525
City of Newark (GO)
4.000%, 12/11/26	5,000	5,015,869
City of Plainfield (GO)
4.000%, 08/03/27	2,700	2,730,490
County of Hudson (GO)
4.000%, 02/24/27	15,565	15,670,399
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
County of Union (GO)
4.000%, 06/11/27	1,500	$1,514,884
Essex County Improvement Authority (RN)
4.000%, 03/12/27	5,030	5,066,634
Monmouth County Improvement Authority (RN)
4.000%, 03/12/27	5,490	5,529,608
New Jersey Educational Facilities Authority (RB) Series B
5.500%, 09/01/29	565	565,998
New Jersey Transportation Trust Fund Authority (RB) Series BB1
5.000%, 06/15/32	1,310	1,361,841
Township of Bloomfield (GO)
4.000%, 03/11/27	6,500	6,549,058
Township of Bridgewater (GO) Series A
4.000%, 07/28/27	1,000	1,010,963
Township of East Brunswick (GO)
4.000%, 07/13/27	5,500	5,557,551
Township of Evesham (GO)
4.000%, 09/14/26	4,000	4,004,695
Township of Ewing (GO)
4.000%, 12/22/26	4,075	4,094,232
Township of Hopewell/Cumberland County (GO)
4.000%, 09/21/26	4,000	4,005,953
Township of Morris (GO)
3.750%, 09/24/26	2,000	2,002,768
Township of Old Bridge (GO)
4.000%, 09/09/26	2,320	2,323,082
Township of Union/Union County (GO)
4.000%, 02/26/27	8,000	8,055,618
Township of Woodbridge (GO)
4.000%, 03/12/27	12,000	12,090,270
Westfield School District (GO)
4.000%, 09/03/26	2,770	2,772,631
TOTAL NEW JERSEY		108,238,352

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW MEXICO — (1.0%)
Albuquerque Municipal School District No. 12 (GO) (ST AID WITHHLDG) Series B
5.000%, 08/01/26	475	$475,000
Central New Mexico Community College (GO)
5.000%, 08/15/26	2,400	2,401,823
5.000%, 08/15/27	10,290	10,534,058
State of New Mexico (GO)
5.000%, 03/01/27	1,135	1,150,543
TOTAL NEW MEXICO		14,561,424
NEW YORK — (9.2%)
Amherst Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/05/26	3,000	3,000,164
Baldwinsville Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/24/27	5,000	5,051,246
Bay Shore Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 07/08/27	5,000	5,053,328
City of New Rochelle (GO)
4.000%, 12/09/26	8,000	8,032,955
City of New York (GO) Series A-1
4.000%, 08/01/32	1,690	1,690,108
5.000%, 08/01/33	930	931,375
City of New York (GO) Series A-4
2.950%, 09/01/49	1,335	1,335,000
City of New York (GO) Series B-1
5.000%, 08/01/26	775	775,000
5.000%, 08/01/27	3,875	3,959,472
5.000%, 12/01/31	1,135	1,143,017
5.000%, 12/01/34	1,220	1,227,330
City of New York (GO) Series B-4
3.050%, 10/01/46	2,660	2,660,000
City of New York (GO) Series C
5.000%, 08/01/26	1,465	1,465,000
City of New York (GO) Series D
5.000%, 10/01/28	250	261,306
City of New York (GO) Series D-4
2.950%, 08/01/40	1,870	1,870,000
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series E
5.000%, 08/01/32	785	$786,233
City of New York (GO) Series E-5
2.950%, 03/01/48	2,010	2,010,000
City of New York (GO) Series F
5.000%, 08/01/26	1,970	1,970,000
City of New York (GO) Series F-5
3.050%, 06/01/44	2,735	2,735,000
City of New York (GO) Series F-6
3.050%, 06/01/44	6,835	6,835,000
City of Troy (GO)
4.000%, 01/29/27	1,000	1,004,202
Guilderland Central School District (GO) (ST AID WITHHLDG)
4.000%, 07/23/27	1,780	1,798,366
Harborfields Central School District (GO) (ST AID WITHHLDG)
4.000%, 09/03/26	5,390	5,395,677
Holland Central School District (GO) (ST AID WITHHLDG)
3.250%, 01/21/27	3,950	3,955,582
Johnson City Central School District (GO) (ST AID WITHHLDG) Series A
4.000%, 07/09/27	6,665	6,733,857
Metropolitan Transportation Authority Dedicated Tax Fund (ST) Series A
5.000%, 11/15/26	245	246,595
Monroe County Industrial Development Corp. (RB) Series A
5.000%, 12/01/26	885	889,382
New York State Dormitory Authority (RB)
5.000%, 07/01/27	195	198,886
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/30	2,060	2,096,501
4.000%, 07/01/35	980	982,432
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/33	455	464,264
5.000%, 02/15/34	3,320	3,385,215

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	390	$395,650
5.000%, 03/15/28	715	741,640
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/35	3,510	3,514,760
Otego-Unadilla Central School District (GO) (AG), (ST AID WITHHLDG)
4.000%, 07/01/28	690	705,798
Pelham Union Free School District (GO)
4.000%, 07/08/27	5,000	5,057,466
Port Authority of New York & New Jersey (RB) Series 205TH
5.000%, 11/15/35	935	954,650
South Orangetown Central School District (GO) (ST AID WITHHLDG) Series B
4.000%, 08/05/26	5,500	5,500,369
Three Village Central School District Brookhaven & Smithtown (GO) (ST AID WITHHLDG)
4.000%, 06/24/27	5,000	5,041,287
Town of Colonie (GO)
4.000%, 03/05/27	3,640	3,665,163
Town of Oyster Bay (GO)
4.000%, 08/21/26	3,255	3,256,444
4.000%, 03/05/27	5,045	5,084,667
Town of Tonawanda (GO)
4.000%, 08/21/26	4,175	4,176,485
Town of Webster (GO)
4.000%, 08/25/26	6,030	6,034,574
Triborough Bridge & Tunnel Authority (RB) Series A-2
5.000%, 11/15/26	840	845,376
5.000%, 11/15/27	450	463,660
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/29	2,135	2,169,340
Village of Freeport (GO) Series F
3.750%, 11/12/26	2,705	2,710,658
TOTAL NEW YORK		130,260,480
	Face Amount	Value†
	(000)
NORTH CAROLINA — (2.3%)
Charlotte-Mecklenburg Hospital Authority (RB) Series B
3.000%, 01/15/38	4,980	$4,980,000
Charlotte-Mecklenburg Hospital Authority (RB) Series C
3.000%, 01/15/37	2,255	2,255,000
Charlotte-Mecklenburg Hospital Authority (RB) Series G
3.000%, 01/15/48	2,330	2,330,000
Charlotte-Mecklenburg Hospital Authority (RB) Series H
3.000%, 01/15/48	5,255	5,255,000
City of Asheville Water System Revenue (RB)
5.000%, 08/01/27	340	348,171
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/27	1,520	1,553,041
City of Durham Water & Sewer Utility System Revenue (RB)
5.000%, 08/01/27	1,250	1,279,666
City of Raleigh (GO)
5.000%, 04/01/27	410	416,254
5.000%, 04/01/28	1,650	1,711,957
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 12/01/27	295	303,938
City of Winston-Salem Water & Sewer System Revenue (RB)
5.000%, 06/01/27	1,305	1,330,775
5.000%, 06/01/28	2,525	2,631,585
County of Durham (GO) Series B
5.000%, 10/01/27	1,730	1,778,865
County of Union (GO) Series B
5.000%, 09/01/26	3,460	3,466,190
State of North Carolina (RB)
5.000%, 03/01/33	2,000	2,086,918
State of North Carolina (GO) Series C
5.000%, 06/01/27	1,120	1,142,130
TOTAL NORTH CAROLINA		32,869,490

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OHIO — (2.7%)
City of Cleveland Airport System Revenue (RB) Series A
5.000%, 01/01/27	1,220	$1,230,503
City of Marysville Wastewater Treatment System Revenue (RB) (BAM)
5.000%, 12/01/26	390	392,970
5.000%, 12/01/27	395	407,021
5.000%, 12/01/28	395	414,824
Cleveland State University (RB) (BAM) Series C
5.000%, 06/01/27	540	549,108
County of Allen Hospital Facilities Revenue (RB) Series A
5.000%, 12/01/26	1,375	1,383,754
County of Allen Hospital Facilities Revenue (RB) Series C
3.100%, 06/01/34	9,045	9,045,000
County of Hamilton (RB)
5.000%, 06/01/27	365	370,916
5.000%, 06/01/28	330	341,421
County of Lucas (GO)
4.000%, 10/09/26	1,000	1,002,167
Cuyahoga Community College District (GO)
5.000%, 12/01/26	2,950	2,972,469
5.000%, 12/01/27	435	448,411
Ohio Higher Educational Facility Commission (RB) Series B-2
2.950%, 01/01/39	6,900	6,900,000
Ohio State University (RB) Series A
5.000%, 12/01/26	465	468,620
Olentangy Local School District (GO)
5.000%, 12/01/26	765	770,751
State of Ohio (GO) Series A
5.000%, 05/01/32	920	933,825
State of Ohio (GO) Series AA
5.000%, 05/01/27	4,585	4,663,072
State of Ohio (GO) Series Z
5.000%, 05/01/27	1,805	1,835,735
University of Akron (RB) Series A
4.000%, 01/01/28	3,265	3,315,076
TOTAL OHIO		37,445,643
	Face Amount	Value†
	(000)
OKLAHOMA — (1.1%)
Cleveland County Independent School District No. 29 Norman (GO)
4.000%, 03/01/27	1,900	$1,912,236
Oklahoma County Independent School District No. 12 Edmond (GO) Series B
4.000%, 08/01/28	7,230	7,399,267
Tulsa County Independent School District No. 1 Tulsa (GO) Series B
4.000%, 08/01/28	6,000	6,129,921
TOTAL OKLAHOMA		15,441,424
OREGON — (0.8%)
City of Eugene Electric Utility System Revenue (RB)
5.000%, 08/01/27	550	562,736
City of Hillsboro (GO)
5.000%, 06/01/27	685	698,370
City of Medford Sewer Revenue (RB) (BAM)
5.000%, 06/01/28	160	166,439
County of Multnomah (GO)
5.000%, 06/01/28	690	703,075
Multnomah County School District No. 1J Portland (GO) (SCH BD GTY)
5.000%, 06/15/28	270	281,387
Multnomah County School District No. 1J Portland (GO) (SCH BD GTY) Series B
5.000%, 06/15/29	9,480	9,491,437
TOTAL OREGON		11,903,444
PENNSYLVANIA — (0.8%)
Central Dauphin School District (GO) (ST AID WITHHLDG) Series B
5.000%, 02/01/27	1,405	1,420,506
City of Philadelphia (GO) Series B
5.000%, 02/01/36	1,340	1,398,032
City of Philadelphia (GO) Series C
5.000%, 08/01/26	1,255	1,255,000
County of Chester (GO) Series A
5.000%, 07/15/27	2,150	2,197,921

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
East Stroudsburg Area School District (GO) (ST AID WITHHLDG) Series AA
4.000%, 09/01/27	2,090	$2,092,009
Pennsylvania Economic Development Financing Authority (RB) Series A
5.000%, 12/15/26	500	503,663
5.000%, 12/15/27	745	765,183
Pennsylvania Higher Educational Facilities Authority (RB) Series A
5.000%, 08/15/27	110	112,533
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/27	205	209,596
Woodland Hills School District (GO) (AG), (ST AID WITHHLDG)
5.000%, 09/01/28	615	640,408
TOTAL PENNSYLVANIA		10,594,851
RHODE ISLAND — (0.6%)
Rhode Island Commerce Corp. (RB) Series A
5.000%, 06/15/27	1,000	1,019,387
State of Rhode Island (GO) Series C
5.000%, 08/01/26	1,760	1,760,000
Town of South Kingstown (GO) Series 1
4.000%, 06/23/27	5,275	5,332,765
TOTAL RHODE ISLAND		8,112,152
SOUTH CAROLINA — (2.8%)
Beaufort County School District (GO) Series B
5.000%, 03/01/27	5,605	5,681,402
Beaufort County School District (GO) Series C
5.000%, 03/01/27	6,710	6,801,464
Charleston County School District (GO) Series A
5.000%, 02/01/27	1,375	1,391,397
5.000%, 05/06/27	6,245	6,349,133
City of Rock Hill Combined Utility System Revenue (RB)
5.000%, 01/01/27	120	121,057
Orangeburg County School District (GO)
5.000%, 08/13/26	4,000	4,002,485
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (Continued)
Piedmont Municipal Power Agency (RB) Series A
5.000%, 01/01/30	1,010	$1,010,991
Spartanburg County School District No. 5 (GO)
5.000%, 06/15/27	13,190	13,433,842
University of South Carolina (RB) Series A
5.000%, 05/01/28	520	539,851
TOTAL SOUTH CAROLINA		39,331,622
SOUTH DAKOTA — (0.1%)
South Dakota Health & Educational Facilities Authority (RB) Series B
5.000%, 11/01/26	905	909,136
TENNESSEE — (1.1%)
City of Johnson City (GO) Series A
5.000%, 06/01/27	1,650	1,680,527
5.000%, 06/01/28	1,715	1,784,239
City of Memphis (GO)
5.000%, 11/01/26	1,785	1,794,691
City of Memphis (GO) Series A
5.000%, 04/01/27	1,390	1,411,468
County of Rutherford (GO) Series B
5.000%, 04/01/27	1,405	1,427,165
Metropolitan Government of Nashville & Davidson County (GO) Series B
4.000%, 01/01/27	2,105	2,116,299
Metropolitan Government of Nashville & Davidson County (GO) Series D
5.000%, 01/01/27	4,355	4,396,044
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB)
5.000%, 07/01/27	320	326,691
Metropolitan Nashville Airport Authority (RB) Series C
5.000%, 07/01/27	220	224,664
5.000%, 07/01/28	260	270,962
TOTAL TENNESSEE		15,432,750

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (15.3%)
Allen Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/27	965	$977,161
Austin Community College District (GO)
5.000%, 08/01/26	620	620,000
Austin Community College District Public Facility Corp. (RB)
5.000%, 08/01/26	725	725,000
5.000%, 08/01/27	375	383,424
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/26	160	160,000
5.000%, 08/01/27	2,470	2,527,689
Bexar County Hospital District (GO)
5.000%, 02/15/27	1,200	1,213,845
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/26	7,420	7,425,684
5.000%, 08/15/27	11,845	12,131,925
5.000%, 08/15/28	565	590,330
Board of Regents of the University of Texas System (RB) Series B
5.000%, 08/15/27	2,550	2,611,769
Board of Regents of the University of Texas System (RB) Series C
5.000%, 08/15/27	1,050	1,075,435
Boerne Independent School District (GO) (PSF-GTD)
5.000%, 02/01/27	3,455	3,493,505
City of Austin (GO)
5.000%, 09/01/26	460	460,816
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/26	420	422,665
5.000%, 11/15/27	410	421,978
5.000%, 11/15/32	480	482,363
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/27	690	710,600
5.000%, 11/15/31	860	864,558
City of Carrollton (GO)
5.000%, 08/15/26	3,015	3,017,094
City of Celina (GO)
5.000%, 09/01/27	960	983,295
City of Dallas (GO)
5.000%, 08/15/27	2,570	2,631,485
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Dallas (GO) Series A
5.000%, 02/15/27	3,580	$3,624,353
City of Dallas Waterworks & Sewer System Revenue (RB)
5.000%, 10/01/26	1,190	1,194,437
City of El Paso (GO)
5.000%, 08/15/26	955	955,722
5.000%, 08/15/34	1,000	1,000,711
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/27	290	293,839
City of Garland Electric Utility System Revenue (RB) (AG)
5.000%, 03/01/27	175	177,408
5.000%, 03/01/28	260	269,594
City of Georgetown Utility System Revenue (RB)
5.000%, 08/15/26	300	300,219
5.000%, 08/15/27	1,105	1,130,525
City of Greenville (GO) (BAM)
4.000%, 02/15/27	1,770	1,782,432
City of Houston (GO) Series A
5.000%, 03/01/27	380	385,272
5.000%, 03/01/32	1,370	1,384,164
City of Irving (GO)
5.000%, 09/15/27	2,670	2,740,600
City of Kyle (GO) (AG)
5.000%, 08/15/26	670	670,502
City of Lubbock Water & Wastewater System (RB)
5.000%, 02/15/27	250	253,004
City of McKinney (GO)
5.000%, 08/15/26	1,225	1,225,914
City of Mesquite (GO)
5.000%, 02/15/27	1,300	1,315,967
City of New Braunfels Utility System Revenue (RB)
5.000%, 07/01/27	675	688,825
City of Pearland (GO)
5.000%, 03/01/27	2,710	2,745,406
City of Pearland (GO) Series A
5.000%, 03/01/27	875	886,432
City of Plano (GO)
5.000%, 09/01/26	2,445	2,449,048
5.000%, 09/01/27	1,310	1,340,662
City of San Antonio (GO)
5.000%, 02/01/27	1,845	1,867,385

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of San Antonio Electric & Gas Systems Revenue (RB)
4.000%, 02/01/28	1,430	$1,431,371
City of Temple (GO)
5.000%, 08/01/26	850	850,000
5.000%, 08/01/27	540	552,451
City of Temple (GO) Series A
5.000%, 08/01/26	180	180,000
City of Temple (GO) Series B
5.000%, 08/01/26	295	295,000
City of Temple Utility System Revenue (RB)
5.000%, 08/01/26	440	440,000
5.000%, 08/01/27	265	271,110
City of Waco (GO)
5.000%, 02/01/28	535	553,433
Cleburne Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	655	655,491
5.000%, 02/15/27	1,375	1,391,889
Clifton Higher Education Finance Corp. (RB) (PSF-GTD)
5.000%, 04/01/27	100	101,421
Clint Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	1,810	1,811,282
Coppell Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	185	193,186
County of Collin (GO)
5.000%, 02/15/27	2,075	2,101,924
5.000%, 02/15/28	575	595,386
County of Dallas (GO)
5.000%, 08/15/27	1,565	1,603,733
5.000%, 08/15/28	3,320	3,468,911
County of Denton (GO)
5.000%, 07/15/27	865	884,050
County of El Paso (GO)
5.000%, 02/15/27	1,760	1,782,555
County of Harris (GO)
5.000%, 09/15/26	1,285	1,288,338
County of Harris (GO) Series A
5.000%, 09/15/26	3,610	3,619,377
5.000%, 09/15/27	505	517,294
5.000%, 10/01/27	1,055	1,082,621
5.000%, 09/15/28	1,985	2,072,840
County of Harris (GO) Series B
5.000%, 09/15/27	215	220,224
	Face Amount	Value†
	(000)
TEXAS — (Continued)
5.000%, 09/15/28	920	$960,712
County of Hidalgo (GO)
5.000%, 08/15/26	1,010	1,010,702
County of Montgomery (GO) Series A
5.000%, 03/01/27	1,505	1,525,184
County of Travis (GO)
5.000%, 03/01/27	6,350	6,438,098
County of Williamson (GO)
5.000%, 02/15/27	4,000	4,051,049
Crockett County Consolidated Common School District No. 1 (GO) (PSF-GTD)
5.000%, 08/15/26	1,495	1,496,079
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	2,120	2,145,362
Dallas Area Rapid Transit (RB)
5.000%, 12/01/33	410	432,706
Dallas Independent School District (GO) (PSF-GTD)
4.000%, 02/15/28	815	831,479
Denton Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/27	1,560	1,596,357
Denton Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/26	665	665,489
DeSoto Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	990	990,701
5.000%, 08/15/27	785	802,406
Dripping Springs Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	590	597,561
El Paso County Community College District (RB)
5.000%, 04/01/27	1,170	1,187,467
El Paso County Hospital District (GO) (AG)
5.000%, 02/15/27	590	596,174
Forney Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	515	515,412
5.000%, 08/15/27	385	394,171

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/26	1,265	$1,265,918
Fort Worth Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/27	1,335	1,351,397
Goose Creek Consolidated Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/27	1,070	1,083,199
Grapevine-Colleyville Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	3,685	3,687,837
Greenville Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	255	258,282
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/27	800	812,332
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	960	971,996
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	1,915	1,938,011
Humble Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	2,500	2,530,307
Humble Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/27	1,070	1,082,971
Humble Independent School District (GO) Series B
5.000%, 02/15/27	1,270	1,285,396
Irving Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	1,575	1,594,513
5.000%, 02/15/28	825	853,871
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	1,630	1,649,153
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Lamar Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	1,055	$1,055,823
5.000%, 02/15/28	445	461,049
Lancaster Independent School District (GO) (BAM) Series B
5.000%, 02/15/27	435	440,158
Lewisville Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	1,090	1,090,768
Little Elm Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	2,050	2,051,466
Lower Colorado River Authority (RB) (AG)
5.000%, 05/15/27	615	626,312
Lower Colorado River Authority (RB)
5.000%, 05/15/27	1,275	1,297,553
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/27	1,150	1,170,341
Marble Falls Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	1,180	1,194,116
Mesquite Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	1,400	1,401,030
5.000%, 08/15/27	1,580	1,616,823
Midway Independent School District/McLennan County (GO) (PSF-GTD)
5.000%, 08/15/27	195	199,726
North East Texas Regional Mobility Authority (RB) Series A
5.000%, 01/01/27	205	206,630
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/27	570	584,506
5.000%, 09/01/31	2,075	2,077,915
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/33	6,990	7,041,672

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	1,280	$1,311,812
Northwest Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	2,030	2,056,016
Permanent University Fund - Texas A&M University System (RB) Series A
5.000%, 07/01/28	180	187,658
Permanent University Fund - University of Texas System (RB) Series A
5.000%, 07/01/27	6,425	6,562,383
Red Oak Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	8,560	8,670,615
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	1,200	1,215,187
Seguin Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/26	800	800,613
5.000%, 08/15/27	550	563,329
Spring Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	1,810	1,811,430
5.000%, 08/15/27	1,500	1,537,280
Spring Independent School District (GO) Series B
5.000%, 08/15/26	805	805,636
State of Texas (GO) Series A
5.000%, 10/01/31	3,075	3,142,967
State of Texas (GO) Series B
5.000%, 10/01/31	2,795	2,856,778
Stephen F Austin State University (RB)
5.000%, 10/15/29	310	311,227
Tarrant County Cultural Education Facilities Finance Corp. (RB)
5.000%, 10/01/26	1,410	1,414,770
5.000%, 12/01/27	320	329,150
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series E
5.000%, 11/15/27	190	195,281
	Face Amount	Value†
	(000)
TEXAS — (Continued)
5.000%, 11/15/28	630	$660,236
Texas A&M University (RB) Series A
5.000%, 05/15/27	960	976,297
Texas State University System (RB) Series A
5.000%, 03/15/27	2,125	2,156,307
Texas Tech University System (RB) Series A
5.000%, 02/15/27	535	541,511
Texas Transportation Commission (GO)
5.000%, 04/01/28	2,880	2,992,486
Town of Flower Mound (GO)
5.000%, 03/01/27	1,920	1,946,083
Travis County Healthcare District (GO)
5.000%, 03/01/27	585	592,542
University of Houston (RB) Series A
5.000%, 02/15/28	2,875	2,976,446
Upper Trinity Regional Water District (RB) (BAM)
5.000%, 08/01/26	410	410,000
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	110	110,082
West Travis County Public Utility Agency (RB) (AG)
6.500%, 08/15/26	280	280,321
TOTAL TEXAS		217,109,552
UTAH — (0.1%)
Utah Municipal Power Agency (RB) Series A
5.000%, 07/01/27	525	535,653
5.000%, 07/01/28	425	442,596
Utah Transit Authority (RB)
5.000%, 12/15/26	900	907,819
TOTAL UTAH		1,886,068
VIRGINIA — (1.0%)
City of Newport News (GO) Series A
5.000%, 08/01/29	790	806,760
City of Richmond Public Utility Revenue (RB) Series B
5.000%, 01/15/27	500	505,372
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/27	775	776,350

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
County of Fairfax (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/26	1,050	$1,053,997
4.000%, 10/01/32	1,935	1,945,753
County of Fairfax (GO) (ST AID WITHHLDG) Series B
5.000%, 10/01/26	4,000	4,015,228
5.000%, 10/01/27	1,635	1,680,232
Lynchburg Economic Development Authority (RB) Series B
5.000%, 01/01/27	350	352,754
5.000%, 01/01/28	615	631,325
Virginia Commonwealth Transportation Board (RB)
5.000%, 03/15/27	1,230	1,248,121
5.000%, 03/15/28	1,495	1,551,666
TOTAL VIRGINIA		14,567,558
WASHINGTON — (5.2%)
City of Seattle (GO)
4.000%, 12/01/32	1,360	1,360,187
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 05/01/27	565	575,088
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 02/01/27	640	647,543
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 08/01/27	4,000	4,094,615
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/26	705	710,328
County of Spokane (GO)
5.000%, 12/01/26	155	156,187
5.000%, 12/01/27	175	180,377
Energy Northwest (RB) Series A
5.000%, 07/01/33	2,730	2,822,296
5.000%, 07/01/36	1,345	1,402,916
Energy Northwest (RB) Series C
5.000%, 07/01/33	3,995	4,130,063
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
King & Snohomish Counties School District No. 417 Northshore (GO) (SCH BD GTY)
5.000%, 12/01/27	220	$226,993
King County Public Hospital District No. 2 (GO)
5.000%, 12/01/27	150	154,291
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/27	4,090	4,212,949
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/27	3,010	3,105,272
5.000%, 12/01/28	4,525	4,757,437
King County School District No. 406 Tukwila (GO) (SCH BD GTY)
5.000%, 12/01/26	1,620	1,631,066
5.000%, 12/01/27	945	970,909
King County School District No. 409 Tahoma (GO) (SCH BD GTY)
5.000%, 12/01/26	450	453,282
5.000%, 12/01/27	2,335	2,407,048
Public Utility District No. 1 of Cowlitz County (RB)
5.000%, 09/01/26	185	185,305
5.000%, 09/01/27	780	798,173
Snohomish County Public Utility District No. 1 Electric System Revenue (RB) Series A
5.000%, 12/01/26	585	589,305
5.000%, 12/01/27	395	407,188
Snohomish County School District No. 103 Monroe (GO) (SCH BD GTY)
5.000%, 12/01/26	435	438,388
5.000%, 12/01/27	315	324,887
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/26	660	664,988
5.000%, 12/01/27	675	695,559
State of Washington (GO) Series 2017-A
5.000%, 08/01/26	3,495	3,495,000
State of Washington (GO) Series B
5.000%, 08/01/29	1,035	1,035,000

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
State of Washington (GO) Series R-2017A
5.000%, 08/01/26	1,565	$1,565,000
5.000%, 08/01/28	3,260	3,260,000
5.000%, 08/01/29	5,755	5,755,000
5.000%, 08/01/31	1,365	1,365,000
State of Washington (GO) Series R-2018C
5.000%, 08/01/26	345	345,000
5.000%, 08/01/31	6,845	6,992,517
State of Washington (GO) Series R-2025E
5.000%, 08/01/28	3,820	3,993,799
University of Washington (RB)
5.000%, 12/01/26	3,585	3,611,844
5.000%, 12/01/27	650	669,617
University of Washington (RB) Series A
5.000%, 12/01/27	1,855	1,868,731
Washington Health Care Facilities Authority (RB) Series A
5.000%, 03/01/27	880	890,984
Washington Health Care Facilities Authority (RB) Series A-1
5.000%, 08/01/27	595	606,418
Washington Health Care Facilities Authority (RB) Series A-2
5.000%, 08/01/26	370	370,000
TOTAL WASHINGTON		73,926,550
WISCONSIN — (3.4%)
City of Madison (GO) Series B
5.000%, 10/01/26	6,875	6,899,923
City of Milwaukee (GO) (AG) Series N2
5.000%, 12/01/26	1,500	1,510,677
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	1,070	1,083,983
City of Milwaukee Sewerage System Revenue (RB) Series S2
5.000%, 06/01/27	880	894,393
5.000%, 06/01/28	1,000	1,035,115
City of Racine (GO)
4.500%, 03/15/27	1,810	1,811,866
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
County of Kenosha (GO) Series A
4.000%, 09/01/26	1,445	$1,446,407
Green Bay Area Public School District (GO)
5.000%, 04/01/27	3,770	3,826,980
Madison Metropolitan School District (GO) Series A
5.000%, 03/01/27	835	845,991
State of Wisconsin (GO) Series 2
5.000%, 11/01/26	1,225	1,232,021
State of Wisconsin (GO) Series A
5.000%, 05/01/27	10,330	10,512,050
5.000%, 05/01/28	10,000	10,403,953
State of Wisconsin (GO) Series B
5.000%, 05/01/28	5,895	6,133,130
TOTAL WISCONSIN		47,636,489
TOTAL MUNICIPAL BONDS (Cost $1,370,798,819)		1,369,052,390
COMMERCIAL PAPER — (3.3%)
Board of Regents of the University of Texas System
2.550%, 09/03/26	4,500	4,499,725
2.550%, 09/08/26	10,000	9,998,779
California Statewide Communities Development Authority
2.400%, 01/05/27	10,000	9,993,412
2.550%, 01/07/27	15,000	14,989,995
County of Harris
2.470%, 08/12/26	2,868	2,867,932
University of Pittsburgh-of the Commonwealth System of Higher Education
2.480%, 11/05/26	4,800	4,798,048
TOTAL COMMERCIAL PAPER (Cost $47,168,000)		47,147,891
TOTAL INVESTMENTS — (100.0%)
(Cost $1,417,966,819)^^		$1,416,200,281

DFA Short-Term Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$1,369,052,390	—	$1,369,052,390
Commercial Paper	—	47,147,891	—	47,147,891
Total Investments in Securities	—	$1,416,200,281	—	$1,416,200,281

DFA Intermediate-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.9%)
ALABAMA — (0.3%)
Mobile County Board of School Commissioners (ST) (BAM)
5.000%, 03/01/29	590	$619,508
5.000%, 03/01/30	850	904,955
4.000%, 03/01/33	1,250	1,258,092
Mobile County Board of School Commissioners (ST) (BAM) Series B
5.000%, 03/01/28	660	681,214
University of South Alabama (RB) Series A
5.000%, 11/01/37	670	729,953
TOTAL ALABAMA		4,193,722
ALASKA — (0.1%)
Municipality of Anchorage (GO) Series A
5.000%, 09/01/33	300	310,438
Municipality of Anchorage (GO) Series B
5.000%, 09/01/36	630	705,739
Municipality of Anchorage (GO) Series D
5.000%, 09/01/36	485	543,307
TOTAL ALASKA		1,559,484
ARIZONA — (1.4%)
Arizona Board of Regents (RB) Series A
5.000%, 06/01/29	420	444,841
5.000%, 07/01/29	350	371,084
5.000%, 07/01/45	500	528,770
City of Glendale Water & Sewer Revenue (RB)
5.000%, 07/01/43	800	855,335
City of Goodyear (GO)
5.000%, 07/01/38	585	650,086
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,905	1,989,725
City of Tucson Water System Revenue (RB)
5.000%, 07/01/38	355	393,251
5.000%, 07/01/39	1,235	1,355,991
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
Glendale Union High School District No. 205 (GO) (AG) Series B
5.000%, 07/01/28	250	$260,213
5.000%, 07/01/29	510	539,522
Maricopa County School District No. 3 Tempe Elementary (GO) Series B
5.000%, 07/01/43	750	800,720
Maricopa County Unified School District No. 69 Paradise Valley (GO) Series B
5.000%, 07/01/35	195	219,416
5.000%, 07/01/36	250	279,260
Maricopa County Union High School District No. 210-Phoenix (GO)
5.000%, 07/01/36	2,450	2,489,723
Maricopa County Union High School District No. 210-Phoenix (GO) Series A
5.000%, 07/01/27	3,040	3,106,415
Salt River Project Agricultural Improvement & Power District (RB) Series B
5.000%, 05/01/39	2,430	2,649,883
TOTAL ARIZONA		16,934,235
ARKANSAS — (0.2%)
City of Fort Smith Water & Sewer Revenue (RB)
5.000%, 10/01/30	2,145	2,221,116
County of Pulaski (RB)
5.000%, 03/01/37	520	553,761
TOTAL ARKANSAS		2,774,877
CALIFORNIA — (2.4%)
California State Public Works Board (RB) Series D
5.000%, 11/01/41	4,000	4,294,558
Los Angeles Department of Water & Power (RB) Series D
5.000%, 07/01/43	1,200	1,251,510

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Unified School District (GO)
5.000%, 07/01/43	900	$962,237
San Joaquin Hills Transportation Corridor Agency (RB) Series A
5.000%, 01/15/30	750	794,125
State of California (GO)
5.000%, 08/01/26	250	250,000
5.000%, 10/01/29	3,000	3,209,036
5.000%, 08/01/30	2,300	2,303,074
4.000%, 08/01/35	625	625,000
5.000%, 08/01/35	1,725	1,725,241
4.000%, 09/01/35	4,495	4,495,659
5.000%, 10/01/35	165	165,199
4.000%, 10/01/36	2,410	2,431,474
5.000%, 10/01/41	1,250	1,319,716
University of California (RB) Series AY
4.000%, 05/15/35	1,515	1,521,443
Ventura County Community College District (GO)
4.000%, 08/01/32	5,000	5,005,574
TOTAL CALIFORNIA		30,353,846
COLORADO — (1.0%)
Arapahoe County School District No. 5 Cherry Creek (GO) (ST AID WITHHLDG)
5.000%, 12/15/29	2,160	2,311,853
5.250%, 12/15/44	970	1,056,884
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (GO) (ST AID WITHHLDG) Series C
¤ 5.000%, 12/15/29 (Pre-refunded @ $100, 12/15/26)	815	821,955
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/37	400	436,358
Colorado Health Facilities Authority (RB) Series A
5.000%, 11/01/30	1,000	1,051,391
5.000%, 09/01/32	1,000	1,075,909
Colorado Health Facilities Authority (RB) Series A-2
5.000%, 08/01/34	40	41,469
Denver Health & Hospital Authority (COP)
5.000%, 12/01/29	325	335,773
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Douglas County School District No. Re-1 Douglas & Elbert Counties (GO) (ST AID WITHHLDG)
5.500%, 12/15/36	480	$564,280
5.500%, 12/15/37	1,280	1,492,575
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/34	1,215	1,263,074
University of Colorado (RB) Series C-1
5.000%, 06/01/45	280	297,690
University of Colorado (RB) Series C-2
5.000%, 06/01/45	290	308,322
Weld County School District No. RE-7 Platte Valley (GO) (ST AID WITHHLDG)
5.000%, 12/01/38	1,590	1,740,770
TOTAL COLORADO		12,798,303
CONNECTICUT — (0.7%)
City of Meriden (GO) Series A
4.000%, 01/15/43	560	558,199
City of Waterbury (GO)
5.000%, 08/01/29	625	663,837
State of Connecticut (GO) Series A
4.000%, 01/15/34	7,015	7,205,603
State of Connecticut (GO) Series E
5.000%, 10/15/29	715	717,923
TOTAL CONNECTICUT		9,145,562
DELAWARE — (0.0%)
Delaware State Health Facilities Authority (RB)
5.000%, 10/01/39	460	495,856
DISTRICT OF COLUMBIA — (0.1%)
District of Columbia (GO) Series B
5.000%, 06/01/29	680	720,923
Washington Convention & Sports Authority (RB) Series A
5.000%, 10/01/29	535	547,657
TOTAL DISTRICT OF COLUMBIA		1,268,580

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (6.4%)
Alachua County School Board (COP) (AG)
5.000%, 07/01/29	5,230	$5,525,094
Bay County School Board (COP) Series A
5.000%, 07/01/28	565	587,203
Central Florida Expressway Authority (RB) (AG)
¤ 4.000%, 07/01/34 (Pre-refunded @ $100, 7/1/31)	2,075	2,173,645
4.000%, 07/01/35	1,750	1,786,711
Central Florida Expressway Authority (RB) Series B
4.000%, 07/01/30	1,500	1,500,922
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	880	955,582
City of Fort Lauderdale Water & Sewer Revenue (RB) Series A
5.000%, 09/01/38	240	259,728
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/38	280	303,016
City of Pembroke Pines (GO)
5.000%, 09/01/35	2,215	2,491,835
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/28	1,200	1,257,358
City of Tallahassee Utility System Revenue (RB) Series A
5.000%, 10/01/27	605	620,966
County of Broward Tourist Development Tax Revenue (RB)
4.000%, 09/01/36	2,225	2,246,093
4.000%, 09/01/38	5,000	4,980,409
County of Hillsborough Wastewater Impact Fee (RB)
5.000%, 05/01/27	1,010	1,026,815
County of Miami-Dade (GO) Series A
5.000%, 07/01/29	3,230	3,424,300
County of Miami-Dade Aviation Revenue (RB) Series A
4.000%, 10/01/34	2,510	2,528,354
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
County of Miami-Dade Aviation Revenue (RB) Series B
5.000%, 10/01/27	250	$256,629
County of Sarasota Utility System Revenue (RB)
5.000%, 10/01/36	115	127,764
5.000%, 10/01/37	145	159,531
Duval County Public Schools (COP) (AG) Series A
5.000%, 07/01/29	1,485	1,568,363
Florida Development Finance Corp. (RB)
5.000%, 11/15/28	1,345	1,402,843
5.000%, 11/15/29	1,075	1,136,122
5.000%, 11/15/30	1,220	1,299,488
Hillsborough County School Board (COP)
5.000%, 07/01/29	1,810	1,914,201
JEA Electric System Revenue (RB) Series THREE
5.000%, 10/01/39	800	865,225
JEA Water & Sewer System Revenue (RB) Series A
5.000%, 10/01/38	225	248,190
5.000%, 10/01/39	1,285	1,402,701
Manatee County School District (COP) Series A
5.000%, 07/01/29	1,280	1,353,689
Miami-Dade County Health Facilities Authority (RB) Series A
5.000%, 08/01/26	500	500,000
Okaloosa County School Board (COP) Series A
5.000%, 10/01/29	1,090	1,154,968
Orange County Health Facilities Authority (RB) Series A
5.000%, 10/01/29	695	733,157
Orlando Utilities Commission (RB) Series 2018
5.000%, 10/01/38	3,000	3,045,158
Orlando Utilities Commission (RB) Series A
5.000%, 10/01/36	440	482,390
5.000%, 10/01/43	335	357,411
5.000%, 10/01/44	905	961,107

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Palm Beach County Health Facilities Authority (RB)
5.000%, 08/15/26	105	$105,071
Pasco County School Board (COP) (AG) Series A
5.000%, 08/01/36	1,985	2,112,565
5.000%, 08/01/37	3,000	3,177,597
School Board of Miami-Dade County (GO) (BAM) Series A
5.000%, 03/15/39	1,000	1,060,058
School District of Broward County (COP) Series A
5.000%, 07/01/27	685	698,582
5.000%, 07/01/29	2,805	2,958,452
School District of Broward County (COP) Series B
5.000%, 07/01/28	1,020	1,039,923
5.000%, 07/01/35	6,010	6,437,293
State of Florida (GO) Series A
5.000%, 06/01/27	6,580	6,707,834
State of Florida (GO) Series C
5.000%, 06/01/27	2,075	2,115,312
State of Florida Department of Transportation Turnpike System Revenue (RB) Series D
4.000%, 07/01/44	2,283	2,222,462
TOTAL FLORIDA		79,272,117
GEORGIA — (0.2%)
City of Cartersville Water & Sewer Revenue (RB)
5.000%, 06/01/29	500	530,385
Paulding County Hospital Authority (RB) Series A
5.000%, 04/01/29	250	263,002
Private Colleges & Universities Authority (RB)
5.000%, 10/01/28	130	134,942
5.000%, 10/01/29	265	278,521
5.000%, 10/01/30	285	302,788
State of Georgia (GO) Series C
4.000%, 07/01/29	1,150	1,190,950
TOTAL GEORGIA		2,700,588
	Face Amount	Value†
	(000)
HAWAII — (1.0%)
County of Hawaii (GO)
5.000%, 09/01/44	190	$202,760
County of Hawaii (GO) Series A
5.000%, 09/01/37	1,500	1,514,545
State of Hawaii (GO) Series FT
5.000%, 01/01/27	10,060	10,158,627
TOTAL HAWAII		11,875,932
IDAHO — (0.0%)
Idaho Health Facilities Authority (RB) Series A
5.000%, 03/01/28	290	299,376
ILLINOIS — (3.9%)
Board of Trustees of the University of Illinois (RB) Series A
5.000%, 04/01/30	640	682,854
Chicago Midway International Airport (RB) Series B
5.000%, 01/01/36	100	109,521
5.000%, 01/01/37	200	217,511
Chicago O'Hare International Airport (RB) (AG) Series A
4.000%, 01/01/39	5,000	4,971,290
Chicago O'Hare International Airport (RB) Series A
5.000%, 01/01/45	315	329,455
Chicago O'Hare International Airport (RB) Series C
5.000%, 01/01/38	1,000	1,092,104
Chicago Park District (GO) Series A
5.000%, 01/01/36	70	75,020
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/28	3,125	3,234,848
Chicago Transit Authority Sales Tax Receipts Fund (RB) Series A
5.000%, 12/01/41	4,655	4,922,909
Cook County Community Consolidated School District No. 15 Palatine (GO) Series B
5.000%, 06/15/36	1,000	1,073,826

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Cook County School District No. 78 Rosemont (GO) (AG)
5.000%, 12/01/34	1,000	$1,056,178
County of Cook Sales Tax Revenue (RB)
5.000%, 11/15/36	225	248,534
County of Cook Sales Tax Revenue (RB) Series A
4.000%, 11/15/39	2,110	1,998,412
County of Cook Sales Tax Revenue (RB) Series B
5.000%, 11/15/29	300	318,241
DuPage County High School District No. 87 Glenbard (GO)
5.000%, 01/01/46	280	289,327
Illinois Finance Authority (RB) Series A
5.000%, 08/15/29	3,500	3,689,300
5.000%, 08/15/34	2,390	2,536,375
5.000%, 08/15/35	2,220	2,342,540
5.000%, 08/15/40	455	473,024
Illinois Finance Authority (RB) Series C
5.000%, 02/15/30	5,260	5,307,537
¤ 4.000%, 02/15/33 (Pre-refunded @ $100, 2/15/27)	2,060	2,073,785
4.000%, 02/15/33	850	850,234
Illinois State Toll Highway Authority (RB) Series A
5.000%, 12/01/31	1,000	1,001,390
4.000%, 01/01/39	930	921,779
Lake County Community Consolidated School District No. 34 Antioch (GO) Series B
5.250%, 01/01/44	1,270	1,344,648
Sangamon County School District No. 186 Springfield (GO) (AG)
¤ 4.000%, 02/01/31 (Pre-refunded @ $100, 2/1/31)	60	62,719
4.000%, 02/01/31	1,250	1,272,765
State of Illinois (GO) Series A
5.000%, 03/01/33	1,800	1,910,367
State of Illinois (GO) Series B
5.000%, 05/01/41	1,960	2,047,620
5.250%, 05/01/43	1,280	1,332,076
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AG) Series E
5.000%, 01/01/27	630	$635,133
TOTAL ILLINOIS		48,421,322
INDIANA — (0.6%)
Franklin Township-Marion County Multiple School Building Corp. (RB) (ST INTERCEPT)
5.000%, 07/15/35	1,550	1,665,005
Greater Clark Building Corp. (RB) (ST INTERCEPT)
4.000%, 07/15/30	385	392,873
Indiana Finance Authority (RB) Series A
4.000%, 02/01/34	5,305	5,372,540
Muncie Sanitary District (RB) (AG) Series A
5.000%, 07/01/27	500	508,867
TOTAL INDIANA		7,939,285
IOWA — (0.2%)
Cedar Falls Community School District (GO) (AG)
4.000%, 06/01/29	1,470	1,507,144
4.000%, 06/01/30	1,090	1,120,805
Cedar Rapids Community School District Infrastructure Sales Services & Use Tax (RB) (BAM)
5.000%, 07/01/45	285	300,124
TOTAL IOWA		2,928,073
KANSAS — (0.9%)
City of Manhattan (GO) Series A
5.000%, 11/01/39	1,380	1,478,534
City of Topeka (GO) Series A
4.000%, 08/15/26	1,425	1,425,583
County of Johnson (GO) Series A
4.000%, 09/01/36	1,255	1,257,745
4.000%, 09/01/37	1,755	1,756,633

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
KANSAS — (Continued)
Johnson County Unified School District No. 233 Olathe (GO) (BAM) Series A
5.000%, 09/01/45	500	$529,702
Shawnee County Unified School District No. 437 Auburn-Washburn (GO) Series A
5.000%, 09/01/43	3,000	3,166,149
State of Kansas Department of Transportation (RB) Series A
5.000%, 09/01/27	1,520	1,558,666
TOTAL KANSAS		11,173,012
KENTUCKY — (1.7%)
Eastern Kentucky University (RB) (BAM), (ST INTERCEPT) Series A
5.000%, 04/01/35	350	376,219
5.000%, 04/01/36	1,520	1,624,450
5.000%, 04/01/37	1,600	1,702,220
Glasgow Independent School District Finance Corp. (RB) (ST INTERCEPT)
5.000%, 02/01/33	1,000	1,068,672
Kentucky State Property & Building Commission (RB)
5.000%, 04/01/28	650	659,533
5.000%, 04/01/33	3,500	3,540,310
Kentucky State Property & Building Commission (RB) Series A
5.000%, 05/01/30	670	717,349
5.000%, 06/01/30	585	627,043
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
5.000%, 05/15/42	3,610	3,813,016
5.000%, 05/15/43	3,935	4,136,980
Louisville/Jefferson County Metropolitan Government (RB) Series A
5.000%, 10/01/26	1,010	1,013,136
	Face Amount	Value†
	(000)
KENTUCKY — (Continued)
Louisville/Jefferson County Metropolitan Government (GO) Series A
4.000%, 04/01/40	1,460	$1,434,748
TOTAL KENTUCKY		20,713,676
LOUISIANA — (0.8%)
Ascension Parish School Board (GO)
5.500%, 03/01/28	250	260,343
5.000%, 03/01/29	380	399,807
City of New Orleans (GO)
5.000%, 12/01/30	1,015	1,022,156
City of New Orleans (GO) Series A
5.000%, 12/01/27	2,020	2,064,413
5.000%, 12/01/33	1,195	1,241,073
5.000%, 12/01/34	2,370	2,450,365
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	1,040	1,070,901
East Ouachita Parish School District (GO)
4.000%, 03/01/29	355	361,734
4.000%, 03/01/30	400	409,856
Louisiana Public Facilities Authority (RB) Series A
5.000%, 05/15/35	135	146,851
Louisiana Stadium & Exposition District (RB) Series A
5.000%, 07/01/37	400	426,429
State of Louisiana (GO) Series B
5.000%, 09/01/37	185	208,329
TOTAL LOUISIANA		10,062,257
MAINE — (0.3%)
Maine Health & Higher Educational Facilities Authority (RB) Series A
5.000%, 07/01/28	500	517,485
5.000%, 07/01/29	480	501,647
State of Maine (GO) Series B
5.000%, 06/01/27	2,000	2,039,187
TOTAL MAINE		3,058,319
MARYLAND — (7.1%)
County of Anne Arundel (GO)
5.000%, 10/01/29	3,620	3,860,787

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
5.000%, 10/01/43	2,280	$2,414,046
5.000%, 10/01/28	4,135	4,336,381
County of Baltimore (GO)
5.000%, 03/01/27	4,145	4,201,021
5.000%, 11/01/27	2,215	2,278,865
5.000%, 03/01/28	4,000	4,143,063
County of Frederick (GO) Series A
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/27)	725	740,417
5.000%, 08/01/27	4,000	4,094,535
County of Harford (GO)
4.000%, 10/01/42	1,345	1,313,749
County of Howard (GO) Series A
5.000%, 02/15/28	1,325	1,371,531
County of Montgomery (GO) Series A
5.000%, 11/01/27	2,555	2,630,892
County of Montgomery (GO) Series C
5.000%, 10/01/27	6,570	6,752,522
County of Montgomery (GO) Series D
4.000%, 11/01/26	9,500	9,533,137
County of Prince George's (GO) Series A
3.000%, 09/15/27	10,950	10,962,702
5.000%, 08/01/42	4,150	4,484,003
5.000%, 08/01/43	2,965	3,169,216
Maryland Health & Higher Educational Facilities Authority (RB) Series A
5.000%, 05/15/36	155	174,234
State of Maryland (GO) Series 2ND
5.000%, 08/01/27	6,135	6,285,541
5.000%, 08/01/28	2,050	2,143,269
State of Maryland (GO) Series A
5.000%, 08/01/27	5,170	5,296,862
5.000%, 06/01/37	3,010	3,240,353
State of Maryland (GO) Series B
5.000%, 08/01/28	5,000	5,227,486
TOTAL MARYLAND		88,654,612
MASSACHUSETTS — (4.2%)
City of Fall River (GO) (ST AID WITHHLDG)
3.000%, 12/01/34	965	907,661
City of Haverhill (GO)
4.000%, 11/15/41	1,360	1,326,993
4.000%, 11/15/43	1,610	1,546,225
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
City of Newton (GO)
4.000%, 02/01/43	1,255	$1,219,894
4.000%, 02/01/44	3,760	3,619,206
Commonwealth of Massachusetts (GO) Series A
5.000%, 05/01/38	280	302,483
5.000%, 01/01/43	3,900	3,956,261
Commonwealth of Massachusetts (GO) Series B
4.000%, 02/01/39	1,000	1,002,127
Commonwealth of Massachusetts (GO) Series C
5.000%, 08/01/40	12,000	12,841,580
5.000%, 08/01/41	5,000	5,328,944
Commonwealth of Massachusetts (GO) Series D
4.000%, 05/01/39	2,490	2,415,990
5.000%, 08/01/44	4,000	4,250,038
Massachusetts Bay Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 07/01/38	3,640	4,057,484
Massachusetts Development Finance Agency (RB) Series B-1
5.000%, 10/01/37	585	653,802
Massachusetts Development Finance Agency (RB) Series K
5.000%, 07/01/34	170	177,067
5.000%, 07/01/37	2,720	2,813,842
Massachusetts Development Finance Agency (RB) Series N-1
5.000%, 07/01/43	1,280	1,305,175
5.000%, 07/01/44	1,160	1,179,482
Nauset Regional School District (GO)
4.000%, 05/15/41	2,715	2,662,378
Town of Hingham (GO)
4.000%, 02/01/42	765	749,316
TOTAL MASSACHUSETTS		52,315,948
MICHIGAN — (1.2%)
City of Grand Rapids (GO)
5.000%, 04/01/41	190	203,455
5.000%, 04/01/42	235	250,592

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MICHIGAN — (Continued)
Michigan Finance Authority (RB)
5.000%, 11/15/27	2,595	$2,607,959
Michigan Finance Authority (RB) Series A
5.000%, 12/01/28	1,040	1,089,532
Michigan Finance Authority (RB) Series A-MI
5.000%, 12/01/35	2,030	2,068,411
Oakland University (RB) Series A
5.000%, 03/01/29	695	731,049
5.000%, 03/01/30	805	856,568
Portage Public Schools (GO) (AG)
5.000%, 11/01/37	1,155	1,272,194
Romeo Community School District (GO) (Q-SBLF)
5.000%, 05/01/29	270	284,773
5.000%, 05/01/30	225	240,719
5.000%, 05/01/45	615	646,928
Saginaw City School District (GO) (Q-SBLF)
4.000%, 05/01/28	1,390	1,411,608
Saline Area Schools (GO) (Q-SBLF) Series II
5.000%, 05/01/43	470	498,930
5.000%, 05/01/44	330	348,671
South Lyon Community Schools (GO) Series I
5.000%, 05/01/29	850	896,967
Troy School District (GO) (Q-SBLF)
5.000%, 05/01/29	1,000	1,056,069
Wayne County Airport Authority (RB) Series E
5.000%, 12/01/34	150	167,595
TOTAL MICHIGAN		14,632,020
MINNESOTA — (1.7%)
County of Hennepin (GO) Series C
5.000%, 12/01/27	5,800	5,981,811
Minnesota Health & Education Facilities Authority (RB) Series B
5.000%, 10/01/29	635	669,941
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	1,090	1,124,912
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
St. Paul Independent School District No. 625 (GO) (SD CRED PROG) Series B
4.000%, 02/01/40	1,005	$995,900
4.000%, 02/01/42	1,425	1,405,407
4.000%, 02/01/43	1,480	1,450,838
State of Minnesota (GO) Series A
5.000%, 08/01/27	5,055	5,174,017
5.000%, 08/01/28	2,330	2,434,621
State of Minnesota (GO) Series B
4.000%, 08/01/41	2,215	2,194,358
TOTAL MINNESOTA		21,431,805
MISSOURI — (0.9%)
City of Belton (GO) Series C
5.000%, 03/01/27	2,150	2,176,564
City of Kansas City (GO) Series A
5.000%, 02/01/37	400	435,060
City of Kansas City (RB) Series C
5.000%, 09/01/29	1,015	1,073,985
City of Kansas City Water Revenue (RB) Series A
5.000%, 12/01/27	865	891,197
City of Wentzville (COP)
5.000%, 11/01/32	600	609,166
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/29	1,495	1,569,487
5.000%, 04/01/36	1,430	1,582,397
5.000%, 05/15/38	280	305,758
Missouri Joint Municipal Electric Utility Commission (RB)
5.000%, 01/01/43	1,435	1,506,045
University City School District (GO)
5.250%, 02/15/44	340	355,106
TOTAL MISSOURI		10,504,765
MONTANA — (0.0%)
Montana Facility Finance Authority (RB) Series A
4.000%, 06/01/35	400	400,141

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEBRASKA — (1.3%)
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	2,380	$2,391,261
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/41	4,000	4,266,622
5.000%, 12/01/42	3,635	3,868,933
Omaha Public Power District (RB) Series B
5.000%, 02/01/34	1,205	1,329,616
Papillion-La Vista School District No. 27 (GO)
5.000%, 12/01/44	4,210	4,457,591
Westside Community Schools (GO)
5.000%, 12/01/38	190	204,283
5.000%, 12/01/39	190	202,300
TOTAL NEBRASKA		16,720,606
NEVADA — (1.6%)
County of Clark Passenger Facility Charge Revenue (RB) Series B
5.000%, 07/01/27	475	484,984
County of Clark Passenger Facility Charge Revenue (RB) Series E
5.000%, 07/01/28	1,900	1,981,553
Las Vegas Convention & Visitors Authority (RB) Series B
5.000%, 07/01/27	745	760,327
5.000%, 07/01/28	2,720	2,835,766
5.000%, 07/01/29	1,095	1,160,271
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/28	1,980	2,064,374
State of Nevada (GO) Series A
5.000%, 05/01/43	7,000	7,448,526
State of Nevada (GO) Series C
5.000%, 05/01/43	2,255	2,399,489
Washoe County School District (GO) Series C
4.000%, 10/01/32	1,290	1,298,440
TOTAL NEVADA		20,433,730
NEW HAMPSHIRE — (0.2%)
City of Nashua (GO)
5.000%, 10/01/35	605	675,258
	Face Amount	Value†
	(000)
NEW HAMPSHIRE — (Continued)
New Hampshire Health & Education Facilities Authority Act (RB)
5.000%, 08/01/41	375	$397,317
State of New Hampshire (GO) Series A
5.000%, 02/15/37	1,455	1,582,613
TOTAL NEW HAMPSHIRE		2,655,188
NEW JERSEY — (1.3%)
City of Hoboken (GO)
3.000%, 02/01/27	3,035	3,039,332
3.000%, 02/01/28	4,560	4,574,211
New Jersey Economic Development Authority (RB) Series DDD
5.000%, 06/15/29	1,000	1,017,183
New Jersey Transportation Trust Fund Authority (RB) Series AA
5.000%, 06/15/31	735	794,143
5.000%, 06/15/35	3,300	3,556,981
New Jersey Transportation Trust Fund Authority (RB) Series CC
5.000%, 06/15/44	505	528,956
State of New Jersey (GO) Series A
5.000%, 06/01/28	1,020	1,062,145
5.000%, 06/01/29	500	529,853
4.000%, 06/01/31	955	994,782
TOTAL NEW JERSEY		16,097,586
NEW MEXICO — (0.3%)
Albuquerque Municipal School District No. 12 (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/37	500	524,830
Santa Fe Public School District (GO) (ST AID WITHHLDG)
5.000%, 08/01/36	350	380,978
5.000%, 08/01/37	440	476,346
5.000%, 08/01/38	250	269,271
State of New Mexico Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	2,000	2,043,129
TOTAL NEW MEXICO		3,694,554

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (6.8%)
City of New York (GO) Series A
5.000%, 08/01/26	2,015	$2,015,000
City of New York (GO) Series A-1
5.000%, 08/01/42	1,715	1,810,499
City of New York (GO) Series B-1
5.250%, 10/01/43	2,280	2,402,770
City of New York (GO) Series C
5.000%, 03/01/42	2,445	2,557,809
City of New York (GO) Series D
5.000%, 10/01/36	585	644,210
City of New York (GO) Series E
5.000%, 08/01/26	2,500	2,500,000
5.000%, 08/01/44	1,250	1,309,367
City of New York (GO) Series E1
5.250%, 04/01/44	1,480	1,561,838
City of New York (GO) Series F-1
5.000%, 06/01/34	5	5,007
5.000%, 03/01/39	1,500	1,568,776
City of New York (GO) Series G-1
5.000%, 02/01/43	2,735	2,883,568
Empire State Development Corp. (RB) Series A
5.000%, 03/15/32	1,705	1,725,691
5.000%, 03/15/45	4,000	4,085,423
Empire State Development Corp. (RB) Series C
5.000%, 03/15/35	5,500	5,860,491
Metropolitan Transportation Authority Dedicated Tax Fund (ST) Series A
5.000%, 11/15/27	200	206,066
New York City Industrial Development Agency (RB) (AG) Series A
5.000%, 03/01/28	1,000	1,032,956
5.000%, 03/01/30	1,275	1,354,764
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/36	3,105	3,134,672
5.000%, 03/15/37	85	95,638
5.000%, 02/15/38	1,625	1,626,893
5.000%, 03/15/38	625	676,044
5.000%, 03/15/42	6,345	6,457,437
5.000%, 03/15/43	1,000	1,018,928
5.000%, 03/15/44	6,800	7,214,801
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/32	4,210	$4,348,916
5.000%, 03/15/37	3,210	3,295,412
5.000%, 03/15/45	855	901,150
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/41	9,250	9,580,268
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/29	1,010	1,067,824
New York State Thruway Authority (RB) Series A
5.000%, 03/15/29	3,000	3,168,317
5.000%, 09/15/37	4,000	4,441,551
Port Authority of New York & New Jersey (RB) Series 243
5.000%, 12/01/37	540	595,127
Town of Oyster Bay (GO) (AG)
5.000%, 08/01/29	165	176,129
Triborough Bridge & Tunnel Authority (RB) Series A
5.000%, 11/15/29	500	535,448
5.000%, 11/15/43	585	596,011
Triborough Bridge & Tunnel Authority (RB) Series A-1
5.000%, 11/15/44	650	694,033
Triborough Bridge & Tunnel Authority (RB) Series A-2
5.000%, 11/15/36	165	186,392
Triborough Bridge & Tunnel Authority (RB) Series C-1
4.000%, 11/15/27	1,355	1,379,145
TOTAL NEW YORK		84,714,371
NORTH CAROLINA — (2.8%)
Cape Fear Public Utility Authority (RB)
5.000%, 04/01/43	305	326,263
5.000%, 04/01/44	315	335,313
Charlotte-Mecklenburg Hospital Authority (RB) Series A
5.000%, 01/15/38	2,720	2,722,466
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/29	2,000	2,127,805
5.000%, 07/01/43	200	214,319

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NORTH CAROLINA — (Continued)
City of Fayetteville Public Works Commission Revenue (RB)
5.000%, 03/01/39	3,260	$3,496,292
City of Greensboro (GO) Series B
5.000%, 10/01/27	4,430	4,549,986
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 09/01/37	150	164,175
County of Guilford (GO)
4.000%, 03/01/43	7,000	6,844,130
County of Mecklenburg (GO) Series A
4.000%, 02/01/42	1,160	1,136,218
North Carolina Municipal Power Agency No. 1 (RB)
5.000%, 01/01/31	80	86,214
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/32	1,375	1,454,405
North Carolina Turnpike Authority (RB) (AG)
5.000%, 01/01/38	1,550	1,594,796
State of North Carolina (RB)
5.000%, 03/01/33	50	52,173
State of North Carolina (GO) Series A
5.000%, 06/01/28	4,190	4,371,531
State of North Carolina (GO) Series C
5.000%, 06/01/29	5,000	5,311,145
TOTAL NORTH CAROLINA		34,787,231
OHIO — (2.6%)
Akron Bath Copley Joint Township Hospital District (RB) Series A
5.000%, 11/15/29	250	265,507
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/28	235	242,178
5.000%, 02/15/35	130	144,278
5.000%, 02/15/36	100	110,040
City of Cleveland Airport System Revenue (RB) Series A
5.000%, 01/01/29	1,250	1,310,105
	Face Amount	Value†
	(000)
OHIO — (Continued)
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	1,290	$1,301,371
City of Columbus (GO) Series A
4.000%, 04/01/27	8,865	8,943,146
5.000%, 10/01/35	500	564,719
5.000%, 10/01/36	470	526,847
City of Marysville Wastewater Treatment System Revenue (RB) (BAM)
5.000%, 12/01/34	195	216,990
5.000%, 12/01/36	280	312,386
County of Montgomery (RB)
5.000%, 08/01/30	1,350	1,438,970
4.000%, 08/01/39	1,400	1,345,672
Olentangy Local School District (GO)
5.000%, 12/01/37	1,530	1,705,313
State of Ohio (RB) Series A
5.000%, 01/01/32	750	813,866
State of Ohio (GO) Series B
5.000%, 09/01/27	780	800,010
5.000%, 09/15/27	1,865	1,914,502
State of Ohio (GO) Series C
5.000%, 08/01/27	7,200	7,370,950
Upper Arlington City School District (GO) Series A
5.000%, 12/01/27	3,215	3,313,265
TOTAL OHIO		32,640,115
OKLAHOMA — (0.4%)
Cleveland County Educational Facilities Authority (RB) Series A
5.000%, 06/01/32	1,500	1,627,288
Cushing Educational Facilities Authority (RB)
5.000%, 09/01/28	1,430	1,482,108
Garfield County Educational Facilities Authority (RB) Series A
5.000%, 09/01/30	1,400	1,402,384

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OKLAHOMA — (Continued)
Oklahoma County Independent School District No. 12 Edmond (GO)
4.000%, 03/01/27	740	$744,935
TOTAL OKLAHOMA		5,256,715
OREGON — (2.1%)
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	600	634,726
City of Eugene Electric Utility System Revenue (RB)
5.000%, 08/01/37	1,000	1,114,647
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/29	1,440	1,523,723
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/27	4,725	4,818,689
5.000%, 06/15/29	1,000	1,060,010
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
5.000%, 06/15/29	4,855	5,153,236
State of Oregon (GO) Series A
5.000%, 05/01/38	1,835	1,984,625
5.000%, 05/01/40	1,271	1,371,679
State of Oregon (GO) Series C
5.250%, 06/01/44	440	479,706
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/41	1,515	1,618,162
State of Oregon Department of Transportation (RB) Series B
5.000%, 11/15/26	3,530	3,553,701
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	2,500	2,551,087
TOTAL OREGON		25,863,991
	Face Amount	Value†
	(000)
PENNSYLVANIA — (1.4%)
Allegheny County Hospital Development Authority (RB) Series A
5.000%, 04/01/31	1,500	$1,535,805
5.000%, 04/01/36	1,400	1,422,442
Allentown City School District (GO) (BAM), (ST AID WITHHLDG)
5.000%, 06/01/39	360	386,684
Chichester School District (GO) (AG), (ST AID WITHHLDG)
4.000%, 09/15/28	225	229,483
City of Philadelphia (GO) Series B
5.000%, 02/01/33	1,250	1,315,668
County of Allegheny (GO) Series C-83
5.000%, 11/01/38	905	995,699
County of Lebanon (GO) (AG)
4.000%, 10/15/27	150	152,203
County of Lehigh (RB) Series A
5.000%, 07/01/29	875	917,584
5.000%, 08/15/36	270	294,896
Monroeville Finance Authority (RB) Series B
5.000%, 02/15/29	665	697,099
Pennsylvania Economic Development Financing Authority (RB) Series A
5.000%, 02/15/29	395	414,067
5.000%, 12/15/38	1,000	1,069,438
Pennsylvania Economic Development Financing Authority (RB) Series B
5.000%, 03/15/29	400	419,806
Pennsylvania Higher Educational Facilities Authority (RB) Series A
5.000%, 08/15/29	150	158,998
Pennsylvania State University (RB) Series B
4.000%, 09/01/35	1,130	1,130,209
Pennsylvania Turnpike Commission (RB) Series B
5.250%, 12/01/42	540	580,218
5.250%, 12/01/44	750	815,897
Pittsburgh Water & Sewer Authority (RB) (AG) Series A
5.000%, 09/01/26	3,675	3,681,196

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/29	350	$370,752
Snyder County Higher Education Authority (RB)
5.000%, 01/01/27	340	340,459
TOTAL PENNSYLVANIA		16,928,603
RHODE ISLAND — (0.5%)
State of Rhode Island (GO) Series A
5.000%, 12/01/41	240	256,912
5.000%, 12/01/42	890	950,075
5.000%, 05/01/43	1,500	1,603,567
State of Rhode Island (GO) Series B
5.000%, 08/01/29	3,290	3,357,489
TOTAL RHODE ISLAND		6,168,043
SOUTH CAROLINA — (1.3%)
County of Charleston (GO) (ST AID WITHHLDG) Series C
5.000%, 11/01/27	1,255	1,292,434
Piedmont Municipal Power Agency (RB) Series C
5.000%, 01/01/27	1,000	1,008,728
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	1,000	1,003,257
Richland County School District No. 2 (GO) Series A
5.000%, 03/01/27	1,140	1,155,737
5.000%, 03/01/38	4,055	4,330,972
South Carolina Public Service Authority (RB) Series A
5.000%, 12/01/37	790	790,454
South Carolina Public Service Authority (RB) Series E
5.000%, 12/01/30	2,610	2,804,618
Spartanburg County School District No. 7 (GO) Series D
5.000%, 03/01/44	1,565	1,597,656
Spartanburg Sanitary Sewer District (RB)
4.000%, 03/01/40	2,395	2,345,681
TOTAL SOUTH CAROLINA		16,329,537
	Face Amount	Value†
	(000)
TENNESSEE — (4.8%)
City of Knoxville Wastewater System Revenue (RB) Series A
5.000%, 04/01/29	3,260	$3,450,314
City of Memphis (GO)
4.000%, 05/01/39	1,945	1,913,239
City of Memphis (GO) Series A
5.000%, 10/01/43	1,790	1,862,686
City of Sevierville (GO)
5.000%, 06/01/30	3,285	3,526,871
County of Knox (GO)
5.000%, 06/01/29	1,750	1,856,299
County of Williamson (GO)
5.000%, 04/01/39	2,670	2,875,346
4.000%, 04/01/42	1,225	1,199,641
4.000%, 04/01/43	1,925	1,870,691
4.000%, 04/01/44	2,000	1,924,543
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/29	600	629,882
5.000%, 07/01/31	5,465	5,844,503
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/27	3,820	3,899,874
4.000%, 07/01/28	10,160	10,405,794
4.000%, 07/01/37	2,000	2,004,874
Metropolitan Government of Nashville & Davidson County (GO) Series B
4.000%, 01/01/38	1,000	1,003,646
Metropolitan Government of Nashville & Davidson County (GO) Series C
4.000%, 01/01/44	6,260	6,026,166
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB)
5.000%, 07/01/35	1,285	1,429,180
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	1,910	1,949,937
State of Tennessee (GO) Series A
5.000%, 02/01/27	5,720	5,789,370
TOTAL TENNESSEE		59,462,856

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (19.3%)
Aldine Independent School District (GO) (PSF-GTD)
5.000%, 02/15/46	285	$299,549
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/37	535	578,854
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/27	2,300	2,353,718
5.250%, 08/01/45	2,500	2,698,807
Austin Independent School District (GO)
5.000%, 08/01/43	1,630	1,711,031
Barbers Hill Independent School District (GO) (PSF-GTD)
5.000%, 02/15/44	645	678,773
Board of Regents of the University of Texas System (RB) Series A
4.000%, 08/15/37	2,415	2,417,406
5.000%, 08/15/40	700	763,567
5.000%, 08/15/43	14,355	15,080,335
Board of Regents of the University of Texas System (RB) Series B
5.000%, 08/15/42	1,750	1,879,075
Board of Regents of the University of Texas System (RB) Series D
5.000%, 08/15/26	2,080	2,081,593
Board of Regents of the University of Texas System (RB) Series E
5.000%, 08/15/26	4,860	4,863,723
Board of Regents of the University of Texas System (RB) Series J
5.000%, 08/15/26	1,540	1,541,180
Brushy Creek Regional Utility Authority, Inc. (RB)
4.000%, 08/01/32	1,000	1,000,000
Central Texas Turnpike System (RB) Series A
5.000%, 08/15/39	2,315	2,395,131
City of Arlington (GO) Series A
5.000%, 08/15/37	1,995	2,146,828
City of Austin (GO)
5.000%, 09/01/36	815	902,668
5.000%, 09/01/38	840	902,039
5.000%, 09/01/44	1,350	1,423,795
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/29	1,000	$1,063,737
5.000%, 11/15/42	900	949,512
5.000%, 11/15/43	810	857,280
5.000%, 11/15/44	1,115	1,173,775
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/29	910	969,470
5.000%, 11/15/38	1,500	1,645,620
5.000%, 11/15/41	1,715	1,805,282
City of Bryan Electric System Revenue (RB) (AG)
5.000%, 07/01/29	590	619,965
5.000%, 07/01/30	1,040	1,104,658
City of Cedar Park (GO)
5.000%, 02/15/29	590	621,206
City of Celina (GO)
5.000%, 09/01/31	405	440,306
5.000%, 09/01/32	465	509,847
City of College Station (GO)
5.000%, 02/15/29	345	362,729
City of Corpus Christi (GO)
5.000%, 03/01/37	170	184,093
City of Dallas (GO)
5.000%, 02/15/38	2,480	2,705,157
City of Dallas Hotel Occupancy Tax Revenue (RB)
4.000%, 08/15/27	620	620,404
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
4.000%, 10/01/34	2,060	2,096,350
City of Denton (GO)
5.000%, 02/15/29	2,150	2,256,722
City of El Paso (GO)
5.000%, 08/15/37	2,000	2,198,350
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/29	1,520	1,599,261
5.000%, 03/01/45	1,280	1,329,807
City of Fort Worth (GO)
5.000%, 03/01/37	1,500	1,598,862
City of Garland Electric Utility System Revenue (RB) (AG)
5.000%, 03/01/37	160	175,808
City of Houston (GO) Series A
5.000%, 03/01/44	5,700	5,982,598

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Houston Hotel Occupancy Tax & Special Revenue (RB) Series A
5.000%, 09/01/39	910	$981,368
City of Hutto (GO) (BAM)
5.000%, 08/01/43	445	467,121
City of Irving (GO)
5.000%, 09/15/28	1,875	1,961,938
City of Laredo Waterworks & Sewer System Revenue (RB)
5.000%, 03/01/42	300	313,573
City of Leander (GO)
5.000%, 08/15/40	215	230,198
City of Lewisville (GO)
5.000%, 02/15/37	1,250	1,345,970
City of Lubbock Electric Light & Power System Revenue (RB)
5.000%, 04/15/27	545	553,579
City of McKinney (GO)
5.000%, 08/15/27	2,170	2,221,244
City of Mesquite (GO)
5.000%, 02/15/45	1,000	1,045,030
5.000%, 02/15/46	375	390,906
City of New Braunfels (GO)
5.000%, 02/01/28	1,025	1,058,943
City of Pflugerville (GO)
5.000%, 08/01/37	425	452,240
5.000%, 08/01/40	755	798,539
5.000%, 08/01/41	800	843,153
City of Richardson (GO)
5.000%, 02/15/27	1,715	1,736,430
City of Round Rock (GO)
5.000%, 08/15/39	1,170	1,266,207
City of San Antonio (GO)
5.000%, 02/01/44	500	531,535
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/32	2,260	2,262,832
City of San Antonio Electric & Gas Systems Revenue (RB) Series A
5.000%, 02/01/37	1,525	1,684,700
City of San Antonio Electric & Gas Systems Revenue (RB) Series B
5.000%, 02/01/44	300	314,441
City of San Antonio Electric & Gas Systems Revenue (RB) Series C
5.000%, 02/01/43	705	742,148
City of Waco (GO)
5.000%, 02/01/43	825	872,549
	Face Amount	Value†
	(000)
TEXAS — (Continued)
5.000%, 02/01/44	635	$668,543
Clear Lake City Water Authority (GO)
5.000%, 03/01/29	355	371,440
Clifton Higher Education Finance Corp. (RB) (PSF-GTD) Series T
5.000%, 08/15/31	670	726,483
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/44	4,000	4,232,054
Corpus Christi Independent School District (GO) (PSF-GTD)
5.000%, 08/15/37	2,000	2,138,654
County of Bexar (RB)
5.000%, 08/15/27	680	695,778
County of Bexar (GO)
5.000%, 06/15/43	1,705	1,788,255
County of Collin (GO)
5.000%, 02/15/29	760	800,579
5.000%, 02/15/37	550	611,311
5.000%, 02/15/38	450	483,214
County of Dallas (GO)
5.000%, 08/15/37	520	579,995
County of Denton (GO)
5.000%, 07/15/41	790	844,640
5.000%, 07/15/42	470	501,012
County of Fort Bend (GO)
5.000%, 03/01/44	2,000	2,111,529
County of Harris (GO) Series A
5.000%, 09/15/27	1,000	1,025,216
5.000%, 10/01/29	2,005	2,130,934
County of Hays (GO)
5.000%, 02/15/36	140	154,766
County of San Patricio (GO)
5.000%, 04/01/29	160	168,020
County of Travis (GO)
4.000%, 03/01/42	2,260	2,137,798
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	990	1,043,310
Dallas Fort Worth International Airport (RB) Series A
5.000%, 11/01/28	760	795,793
Dallas Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/44	770	815,315

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Del Mar College District (GO)
5.000%, 08/15/38	500	$547,255
5.000%, 08/15/39	330	357,885
Denton Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	700	716,314
Denton Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/43	1,250	1,333,575
5.000%, 08/15/44	735	781,889
Eagle Mountain & Saginaw Independent School District (GO) (PSF-GTD)
5.000%, 08/15/42	785	839,707
East Central Independent School District (GO) (PSF-GTD)
4.000%, 08/15/41	925	897,739
El Paso County Hospital District (GO) (AG)
5.000%, 08/15/40	1,375	1,446,494
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/37	250	268,590
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/36	1,425	1,427,861
5.000%, 08/15/44	1,200	1,271,697
Frisco Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/34	1,360	1,510,005
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/27	450	455,237
Grapevine-Colleyville Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	1,000	1,046,876
Greater Texoma Utility Authority (RB) (BAM) Series R
5.000%, 10/01/42	2,590	2,684,207
Gulf Coast Authority (RB) Series B
5.000%, 10/01/30	1,315	1,403,985
5.000%, 10/01/33	895	977,283
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Harris County Cultural Education Facilities Finance Corp. (RB)
5.000%, 11/15/26	1,045	$1,046,366
5.000%, 10/01/31	1,290	1,291,056
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/28	1,495	1,546,605
5.000%, 12/01/36	2,070	2,282,981
3.000%, 10/01/40	2,120	1,760,606
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/35	450	503,333
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/42	1,500	1,595,758
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD)
5.000%, 08/15/43	1,500	1,595,873
Hutto Independent School District (GO) (PSF-GTD)
5.000%, 08/01/43	600	636,215
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/37	450	480,870
Katy Independent School District (GO) (PSF-GTD) Series D
5.000%, 02/15/30	500	505,411
Lamar Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	450	466,230
5.000%, 02/15/30	960	1,024,821
Lower Colorado River Authority (RB)
5.000%, 05/15/29	470	495,076
5.000%, 05/15/33	1,140	1,188,504
5.000%, 05/15/41	1,600	1,660,644
5.000%, 05/15/43	910	950,342
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/29	510	537,210
5.000%, 05/15/30	400	427,078
5.000%, 05/15/38	835	905,258
Lower Colorado River Authority (RB) (AG)
5.000%, 05/15/32	1,475	1,588,517

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Marble Falls Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	2,765	$2,909,038
McKinney Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	380	392,486
Midlothian Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	450	466,298
5.000%, 02/15/37	415	460,609
North Texas Municipal Water District Water System Revenue (RB) Series A
5.000%, 09/01/28	2,135	2,230,665
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/37	530	585,646
Northwest Independent School District (GO) (PSF-GTD)
5.000%, 02/15/36	305	340,914
5.000%, 02/15/38	1,845	1,963,484
Pearland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/35	150	167,778
5.000%, 02/15/36	190	211,383
Permanent University Fund - Texas A&M University System (RB)
5.000%, 07/01/40	4,790	5,065,746
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/42	1,245	1,327,249
5.000%, 02/15/43	1,375	1,461,201
Red Oak Independent School District (GO) (PSF-GTD)
5.000%, 02/15/37	730	813,343
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/30	2,750	2,936,637
5.000%, 02/15/44	1,000	1,049,106
5.000%, 02/15/46	625	655,536
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	4,340	4,343,415
	Face Amount	Value†
	(000)
TEXAS — (Continued)
5.000%, 08/15/30	1,000	$1,076,279
4.000%, 08/15/43	875	839,535
San Antonio Public Facilities Corp. (RB)
5.000%, 09/15/31	6,815	7,328,212
Spring Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	955	998,800
State of Texas (GO)
5.000%, 10/01/35	2,665	2,994,739
State of Texas (GO) Series A
5.000%, 10/01/31	2,840	2,902,773
State of Texas (GO) Series B
5.000%, 08/01/41	1,200	1,200,818
Tarrant County College District (GO)
5.000%, 08/15/29	1,120	1,184,750
Tarrant County Cultural Education Facilities Finance Corp. (RB)
5.000%, 10/01/39	700	746,805
5.000%, 12/01/44	1,000	1,047,954
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
5.000%, 07/01/29	220	231,834
5.000%, 07/01/30	465	496,228
3.050%, 08/01/50	285	285,000
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series E
5.000%, 11/15/29	190	202,030
Temple Independent School District (GO) (PSF-GTD)
5.000%, 02/01/29	515	541,635
5.000%, 02/01/30	1,000	1,067,654
5.000%, 02/01/39	580	630,278
Texas A&M University (RB) Series A
5.000%, 05/15/36	640	711,865
Texas Department of Transportation State Highway Fund (RB)
5.000%, 10/01/26	4,385	4,401,270
Texas State Technical College (RB) (AG) Series A
5.000%, 08/01/29	820	868,340

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Texas Tech University System (RB) Series A
5.000%, 02/15/42	1,480	$1,579,093
5.000%, 02/15/45	625	658,291
Texas Transportation Commission (GO)
5.000%, 04/01/46	1,045	1,102,868
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	3,315	3,392,424
5.000%, 08/01/29	250	264,824
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/28	600	620,762
5.000%, 02/01/29	500	525,251
University of Houston (RB) Series A
5.000%, 02/15/30	4,000	4,275,910
Upper Trinity Regional Water District (RB) (BAM)
5.000%, 08/01/31	195	210,430
5.000%, 08/01/32	485	526,430
Weatherford Independent School District (GO) (PSF-GTD)
5.000%, 02/15/44	545	575,265
West Travis County Public Utility Agency (RB) (AG)
6.500%, 08/15/27	765	792,852
Willis Independent School District (GO) (PSF-GTD)
5.000%, 02/15/30	540	575,714
5.000%, 02/15/31	875	943,963
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/27	1,000	1,023,203
TOTAL TEXAS		240,148,120
UTAH — (0.4%)
City of Salt Lake City Public Utilities Revenue (RB)
5.000%, 02/01/30	2,155	2,314,142
Intermountain Power Agency (RB) Series A
5.000%, 07/01/41	2,000	2,099,992
	Face Amount	Value†
	(000)
UTAH — (Continued)
Utah Transit Authority (RB)
5.000%, 12/15/28	500	$526,394
TOTAL UTAH		4,940,528
VIRGINIA — (3.4%)
City of Alexandria (GO)
4.000%, 12/15/39	1,295	1,297,266
4.000%, 12/15/40	1,915	1,901,981
City of Alexandria (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/27	3,210	3,283,375
City of Manassas (GO) (ST AID WITHHLDG)
4.000%, 01/01/42	1,055	1,035,405
4.000%, 01/01/44	1,120	1,092,314
City of Norfolk (GO) (ST AID WITHHLDG) Series A
5.000%, 09/01/36	275	299,289
5.000%, 09/01/37	550	595,382
City of Norfolk Water Revenue (RB)
5.000%, 11/01/41	1,935	2,073,220
5.000%, 11/01/42	2,040	2,177,087
City of Richmond (GO) (ST AID WITHHLDG) Series D
5.000%, 03/01/27	3,275	3,320,209
City of Richmond Public Utility Revenue (RB) Series B
5.000%, 01/15/37	125	140,219
City of Roanoke (GO) (ST AID WITHHLDG) Series B
4.000%, 10/01/43	1,055	1,023,489
County of Arlington (GO)
5.000%, 06/15/37	7,025	7,598,200
County of Chesterfield (GO) Series A
5.000%, 01/01/38	2,185	2,432,279
County of Chesterfield (GO) (ST AID WITHHLDG) Series B
5.000%, 01/01/28	2,800	2,892,353
County of Fairfax (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/27	1,000	1,027,665
4.000%, 10/01/42	2,265	2,210,074
County of Henrico (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	1,680	1,719,872
5.000%, 08/01/28	1,000	1,045,875

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/28	4,480	$4,627,134
Lynchburg Economic Development Authority (RB)
5.000%, 01/01/28	420	431,149
5.000%, 01/01/29	530	552,579
TOTAL VIRGINIA		42,776,416
WASHINGTON — (7.6%)
City of Seattle (GO)
4.000%, 12/01/34	1,020	1,019,987
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 07/01/27	8,420	8,603,952
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 02/01/29	950	1,001,950
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 08/01/29	1,875	1,994,288
Clark County Public Utility District No. 1 Electric Revenue (RB)
5.000%, 01/01/29	410	431,005
5.000%, 01/01/30	500	533,514
Clark County Public Utility District No. 1 Generating System Revenue (RB)
5.000%, 01/01/29	645	678,045
5.000%, 01/01/30	900	960,325
County of King (GO) Series A
5.000%, 06/01/29	2,050	2,174,004
County of King (GO) Series B
5.000%, 12/01/38	1,735	1,919,030
County of King Sewer Revenue (RB) Series A
5.000%, 01/01/28	1,625	1,678,186
County of Spokane (GO)
5.000%, 12/01/36	215	240,387
5.000%, 12/01/37	160	177,408
Energy Northwest (RB) Series A
5.000%, 07/01/28	1,165	1,189,471
5.000%, 07/01/39	8,830	9,380,656
5.000%, 07/01/40	3,760	3,958,448
5.000%, 07/01/41	3,370	3,532,700
4.000%, 07/01/42	1,400	1,366,541
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Franklin County School District No. 1 Pasco (GO) (SCH BD GTY)
5.000%, 12/01/36	1,445	$1,567,539
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/37	320	344,792
5.000%, 12/01/39	750	818,590
5.000%, 12/01/41	2,275	2,414,809
4.125%, 12/01/43	6,850	6,773,241
5.000%, 12/01/44	3,000	3,194,131
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/45	1,000	1,066,297
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	1,555	1,567,214
King County School District No. 406 Tukwila (GO) (SCH BD GTY)
5.000%, 12/01/29	840	891,356
Kitsap County School District No. 401 Central Kitsap (GO) (SCH BD GTY)
4.000%, 12/01/35	2,000	2,075,210
State of Washington (GO) Series A
5.000%, 08/01/36	3,000	3,210,191
5.000%, 08/01/38	1,160	1,277,307
5.000%, 08/01/39	1,000	1,046,228
5.000%, 08/01/40	2,325	2,426,897
State of Washington (GO) Series A-2
5.000%, 08/01/41	1,535	1,622,317
State of Washington (GO) Series C
5.000%, 02/01/38	2,510	2,591,538
5.000%, 02/01/42	1,530	1,583,066
State of Washington (GO) Series E
5.000%, 06/01/38	2,425	2,526,325
State of Washington (GO) Series R-2018D
5.000%, 08/01/33	3,925	4,003,765
State of Washington (GO) Series R-2023A
5.000%, 08/01/38	1,460	1,577,921
State of Washington (GO) Series R-2023B
5.000%, 07/01/35	6,000	6,605,682

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
State of Washington (GO) Series R-2025E
5.000%, 08/01/28	1,000	$1,045,497
State of Washington (GO) Series R-2026A
5.000%, 07/01/38	2,425	2,681,345
Washington Health Care Facilities Authority (RB) Series A
5.000%, 09/01/40	150	157,534
Washington Health Care Facilities Authority (RB) Series B
5.000%, 10/01/35	335	365,944
TOTAL WASHINGTON		94,274,633
WEST VIRGINIA — (0.4%)
State of West Virginia (GO) Series A
5.000%, 12/01/41	2,500	2,583,163
State of West Virginia (GO) Series B
5.000%, 06/01/41	1,305	1,333,623
West Virginia Hospital Finance Authority (RB) Series A
5.000%, 06/01/37	395	420,962
TOTAL WEST VIRGINIA		4,337,748
WISCONSIN — (4.1%)
City of Madison (GO) Series A
4.000%, 10/01/26	5,000	5,010,178
5.000%, 10/01/26	920	923,335
City of Madison (GO) Series B
5.000%, 10/01/27	7,745	7,949,295
City of Madison (GO) Series C
5.000%, 10/01/26	945	948,426
City of Milwaukee (GO) Series N4
5.000%, 04/01/28	2,885	2,977,578
City of Milwaukee Sewerage System Revenue (RB) Series S2
5.000%, 06/01/34	1,205	1,276,178
County of Dodge (GO) Series A
3.000%, 03/01/28	1,355	1,351,469
Madison Metropolitan School District (GO) Series A
5.000%, 03/01/42	1,150	1,223,921
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
Milwaukee Metropolitan Sewerage District (GO) Series H
5.000%, 10/01/34	490	$549,701
Public Finance Authority (RB) Series A
4.000%, 07/01/37	655	649,631
Racine Unified School District (GO) (AG)
¤ 5.000%, 04/01/39 (Pre-refunded @ $100, 4/1/31)	205	222,413
5.000%, 04/01/39	920	962,886
State of Wisconsin (GO) Series 1
5.000%, 05/01/29	1,625	1,719,642
State of Wisconsin (GO) Series 2
5.000%, 05/01/37	1,575	1,712,109
State of Wisconsin (GO) Series 2021-2
5.000%, 05/01/36	1,210	1,277,245
State of Wisconsin (GO) Series 2024-2
5.000%, 05/01/28	2,000	2,080,791
State of Wisconsin (GO) Series A
5.000%, 05/01/38	10,000	11,037,961
State of Wisconsin (GO) Series B
5.000%, 05/01/37	3,155	3,394,591
4.000%, 05/01/40	465	455,656
University of Wisconsin Hospitals & Clinics (RB) Series B
5.000%, 04/01/28	1,115	1,154,122
Wisconsin Department of Transportation (RB) Series A
5.000%, 07/01/43	3,940	4,180,146
TOTAL WISCONSIN		51,057,274
TOTAL MUNICIPAL BONDS (Cost $1,255,642,995)		1,245,195,558

	Shares
MONEY MARKET FUNDS — (0.1%)
BlackRock Liquidity Funds MuniCash	1,065,789	1,065,896
TOTAL INVESTMENTS — (100.0%)
(Cost $1,256,708,891)^^		$1,246,261,454

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$1,245,195,558	—	$1,245,195,558
Money Market Funds	$1,065,896	—	—	1,065,896
Total Investments in Securities	$1,065,896	$1,245,195,558	—	$1,246,261,454

DFA Selective State Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (98.8%)
ALABAMA — (0.5%)
Alabama Community College System (RB) (BAM)
5.000%, 10/01/32	685	$686,956
Infirmary Health System Special Care Facilities Financing Authority of Mobile (RB) Series A
3.000%, 02/01/30	350	341,066
4.000%, 02/01/38	750	708,306
Mobile County Board of School Commissioners (ST) (AG)
5.000%, 03/01/33	365	399,618
University of South Alabama (RB) (AG)
4.000%, 04/01/38	250	244,543
University of South Alabama (RB) Series A
5.000%, 11/01/37	300	326,845
University of South Alabama (RB) (BAM) Series A
5.000%, 04/01/44	500	522,580
TOTAL ALABAMA		3,229,914
ALASKA — (0.9%)
Alaska Municipal Bond Bank Authority (RB) Series ONE
5.000%, 05/01/27	300	305,153
Alaska Municipal Bond Bank Authority (RB) Series THREE
5.000%, 10/01/27	280	287,457
Municipality of Anchorage (GO) Series B
5.000%, 09/01/27	2,250	2,306,776
5.000%, 09/01/28	1,110	1,160,660
Municipality of Anchorage (GO) Series D
5.000%, 09/01/28	815	852,197
State of Alaska (GO) Series A
5.000%, 08/01/36	285	300,694
TOTAL ALASKA		5,212,937
	Face Amount	Value†
	(000)
ARIZONA — (1.7%)
Arizona Board of Regents (RB) Series A
5.000%, 06/01/27	490	$499,317
Arizona Industrial Development Authority (RB) Series A
5.000%, 02/01/37	1,210	1,291,688
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,010	1,054,920
Maricopa County Industrial Development Authority (RB) Series A
3.250%, 01/01/37	250	230,947
4.000%, 09/01/37	390	378,277
Pinal County Electric District No. 3 (RB)
5.000%, 07/01/28	200	208,474
Salt River Project Agricultural Improvement & Power District (RB) Series A
4.000%, 01/01/38	6,500	6,387,903
TOTAL ARIZONA		10,051,526
ARKANSAS — (0.1%)
Arkansas Development Finance Authority (RB) Series B-1
5.000%, 09/01/28	40	41,187
5.000%, 09/01/30	35	36,677
North Little Rock School District No. 1 (GO) (ST AID WITHHLDG)
2.000%, 02/01/30	250	233,252
Pulaski County Special School District (GO) (ST AID WITHHLDG)
2.000%, 02/01/29	250	238,588
TOTAL ARKANSAS		549,704
CALIFORNIA — (0.8%)
California Health Facilities Financing Authority (RB) Series A
5.000%, 04/01/33	275	291,731
California State University (RB) Series A
4.000%, 11/01/36	40	40,001

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Hesperia Community Redevelopment Successor Agency (TAN) (AG) Series A
3.375%, 09/01/37	500	$456,963
Imperial Beach Redevelopment Successor Agency (TAN)
4.000%, 06/01/38	260	260,069
Lower Tule River Irrigation District (RB) Series A
5.000%, 08/01/26	300	300,000
Mountain House Public Financing Authority (RB) (BAM) Series A
4.000%, 12/01/29	165	170,429
San Francisco City & County Airport Commission-San Francisco International Airport (RB) Series 2020B
4.000%, 05/01/40	210	210,404
State of California (GO)
5.000%, 08/01/35	2,500	2,500,000
Ukiah Public Financing Authority (RB)
4.000%, 04/01/28	475	484,332
Victor Valley Transit Authority (COP)
3.000%, 07/01/37	225	198,262
Washington Township Health Care District (RB) Series A
4.000%, 07/01/33	100	99,694
TOTAL CALIFORNIA		5,011,885
COLORADO — (1.8%)
Cherokee Metropolitan District (RB) (BAM)
4.000%, 08/01/34	175	178,363
Colorado Health Facilities Authority (RB) Series A
5.000%, 11/15/29	3,500	3,676,847
5.000%, 11/01/30	595	625,578
5.000%, 09/01/32	1,535	1,651,520
Colorado Health Facilities Authority (RB) Series A-1
4.000%, 08/01/37	450	439,214
Colorado Health Facilities Authority (RB) Series A-2
5.000%, 08/01/35	960	992,251
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Denver Health & Hospital Authority (COP)
5.000%, 12/01/30	325	$334,737
Denver Health & Hospital Authority (RB) Series A
5.000%, 12/01/33	1,100	1,134,437
E-470 Public Highway Authority (RB) Series A
5.000%, 09/01/34	220	233,655
5.000%, 09/01/36	300	316,500
Flying Horse Metropolitan District No. 2 (GO) (AG) Series A
4.000%, 12/01/40	430	409,218
Fossil Ridge Metropolitan District No. 3 (GO) (BAM)
5.000%, 12/01/29	280	295,302
South Suburban Park & Recreation District (COP)
5.000%, 12/15/31	280	291,941
Upper Eagle Regional Water Authority (RB) (AG)
5.000%, 12/01/29	135	143,474
TOTAL COLORADO		10,723,037
CONNECTICUT — (0.9%)
City of Bridgeport (GO) Series A
5.000%, 06/01/32	355	378,102
City of Bridgeport (GO) Series B
5.000%, 08/15/26	500	500,327
City of New Haven (GO) Series A
5.000%, 08/01/29	595	627,591
Connecticut State Health & Educational Facilities Authority (RB) Series A
5.000%, 07/01/34	805	840,984
State of Connecticut (GO) Series A
4.000%, 04/15/38	500	498,794
State of Connecticut Special Tax Revenue (RB) Series A
5.000%, 05/01/35	550	589,799
4.000%, 09/01/36	1,600	1,601,623
5.000%, 05/01/38	500	523,658
TOTAL CONNECTICUT		5,560,878

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
DELAWARE — (0.0%)
Delaware Municipal Electric Corp. (RB)
5.000%, 07/01/29	150	$158,039
DISTRICT OF COLUMBIA — (1.5%)
District of Columbia (RB)
5.000%, 07/15/33	1,410	1,414,243
District of Columbia (GO) Series A
5.000%, 06/01/27	405	412,999
4.000%, 10/15/39	1,610	1,562,404
District of Columbia (GO) Series D
5.000%, 06/01/38	1,080	1,092,041
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (RB) Series A
5.000%, 10/01/32	750	778,571
Washington Convention & Sports Authority (RB) Series A
5.000%, 10/01/30	1,320	1,349,643
Washington Metropolitan Area Transit Authority (RB)
5.000%, 07/01/31	675	686,459
5.000%, 07/01/38	1,585	1,603,217
TOTAL DISTRICT OF COLUMBIA		8,899,577
FLORIDA — (14.4%)
Brevard County Health Facilities Authority (RB) Series A
5.000%, 07/01/36	1,750	1,895,709
5.000%, 04/01/41	1,500	1,547,683
Central Florida Expressway Authority (RB) (AG)
¤ 4.000%, 07/01/34 (Pre-refunded @ $100, 7/1/31)	250	261,885
Central Florida Expressway Authority (RB) Series A
4.000%, 07/01/37	545	526,847
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	305	331,196
Central Florida Tourism Oversight District Utility Revenue (RB) Series 1
5.000%, 10/01/40	1,000	1,076,211
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Central Florida Tourism Oversight District Utility Revenue (RB) Series 2018-1
5.000%, 10/01/29	400	$419,061
5.000%, 10/01/37	400	412,368
City of Gainesville Utilities System Revenue (RB) Series B
3.050%, 10/01/42	715	715,000
City of Hollywood Water & Sewer Revenue (RB)
5.000%, 10/01/28	250	262,165
City of Jacksonville (RB)
5.000%, 10/01/27	1,280	1,315,263
5.000%, 10/01/28	1,375	1,439,247
City of Lakeland (RB)
5.000%, 11/15/34	2,355	2,553,340
City of South Miami Health Facilities Authority, Inc. (RB)
5.000%, 08/15/32	550	559,332
County of Broward Tourist Development Tax Revenue (RB)
4.000%, 09/01/38	1,035	1,030,945
County of Hillsborough Wastewater Impact Fee (RB)
5.000%, 05/01/34	750	793,688
County of Miami-Dade (GO) Series A
5.000%, 07/01/27	290	296,146
County of Miami-Dade Aviation Revenue (RB)
5.000%, 10/01/30	905	908,210
County of Miami-Dade Seaport Department (RB) Series B
5.000%, 10/01/37	895	951,367
County of Miami-Dade Water & Sewer System Revenue (RB) Series B
5.000%, 10/01/37	550	603,771
4.000%, 10/01/38	3,240	3,190,360
County of Sarasota Utility System Revenue (RB)
5.000%, 10/01/26	75	75,284
5.000%, 10/01/27	60	61,653
County of Seminole Water & Sewer Revenue (RB) Series A
5.000%, 10/01/28	570	597,490

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
County of St. Johns Water & Sewer Revenue (RB)
5.000%, 06/01/37	2,915	$3,251,320
5.000%, 06/01/38	1,015	1,123,770
Duval County Public Schools (COP) (AG) Series A
5.000%, 07/01/27	365	372,768
Florida Development Finance Corp. (RB)
5.000%, 11/15/29	160	169,097
Florida Development Finance Corp. (RB) Series A
5.000%, 08/01/39	435	466,361
5.000%, 08/01/43	760	783,550
Florida Municipal Power Agency (RB) Series A
5.000%, 10/01/27	360	368,671
5.000%, 10/01/28	405	423,837
Hillsborough County Industrial Development Authority (RB) Series E
3.000%, 11/15/54	265	265,000
Hillsborough County School Board (GO)
4.000%, 03/31/27	4,000	4,029,387
Hillsborough County School Board (COP)
5.000%, 07/01/30	725	751,089
Hillsborough County School Board (COP) Series B
5.000%, 07/01/28	920	937,970
JEA Water & Sewer System Revenue (RB) Series A
5.000%, 10/01/29	500	533,696
Lee County Industrial Development Authority (RB) Series A-1
5.000%, 04/01/30	3,500	3,727,484
Manatee County School District (COP) Series A
5.000%, 07/01/28	160	166,591
5.000%, 07/01/29	220	232,665
Manatee County School District (COP) (AG) Series A
5.000%, 07/01/44	2,895	3,067,502
Marion County School Board (COP) (AG)
5.000%, 06/01/42	1,000	1,047,148
5.000%, 06/01/43	1,000	1,043,471
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Miami Beach Health Facilities Authority (RB) Series A
5.000%, 11/15/39	270	$287,284
Miami Beach Redevelopment Agency (TAN) (AG)
5.000%, 02/01/27	125	126,294
5.000%, 02/01/28	415	427,627
Miami-Dade County Educational Facilities Authority (RB) Series A
5.000%, 04/01/33	450	460,758
5.000%, 04/01/44	2,250	2,364,197
Miami-Dade County Expressway Authority (RB) Series A
5.000%, 07/01/33	530	530,590
North Broward Hospital District (RB) Series B
5.000%, 01/01/35	290	295,647
Orange County Health Facilities Authority (RB) Series A
5.000%, 10/01/42	500	517,637
5.000%, 10/01/44	1,415	1,458,229
Orlando Utilities Commission (RB) Series A
4.000%, 10/01/32	3,270	3,276,401
5.000%, 10/01/44	2,810	2,984,209
Palm Beach County School District (COP) Series A
5.000%, 08/01/27	775	791,396
Polk County School District (COP) Series A
5.000%, 01/01/28	875	901,646
Sarasota County Public Hospital District (RB) Series A
5.000%, 07/01/29	1,750	1,844,686
School Board of Miami-Dade County (RN)
4.000%, 01/07/27	3,000	3,016,283
School Board of Miami-Dade County (COP) Series A
5.000%, 02/01/34	750	824,668
School District of Broward County (RN)
4.000%, 06/24/27	5,000	5,049,240
School District of Broward County (COP) Series A
5.000%, 07/01/27	1,000	1,019,828

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
5.000%, 07/01/29	2,105	$2,220,157
State of Florida (GO) Series A
4.000%, 07/01/35	2,185	2,192,137
State of Florida (GO) Series B
4.000%, 06/01/32	500	503,071
State of Florida Department of Transportation Turnpike System Revenue (RB) Series A
5.000%, 07/01/35	438	451,885
5.000%, 07/01/36	2,000	2,059,650
5.000%, 07/01/37	1,360	1,511,126
4.000%, 07/01/39	2,500	2,461,741
State of Florida Department of Transportation Turnpike System Revenue (RB) Series D
5.000%, 07/01/37	4,030	4,477,823
Volusia County School Board (COP) Series A
5.000%, 08/01/30	515	549,179
West Palm Beach Community Redevelopment Agency (TAN)
5.000%, 03/01/28	275	275,472
TOTAL FLORIDA		87,464,459
GEORGIA — (0.5%)
Board of Water Light & Sinking Fund Commissioners of The City of Dalton (RB)
5.000%, 03/01/29	250	252,665
Brookhaven Development Authority (RB) Series A
5.000%, 07/01/34	275	288,137
City of Atlanta Department of Aviation (RB) Series E
5.000%, 07/01/34	390	408,962
Cobb County Kennestone Hospital Authority (RB) Series A
5.000%, 04/01/37	855	862,366
Development Authority for Fulton County (RB) Series A
5.000%, 10/01/30	455	479,020
	Face Amount	Value†
	(000)
GEORGIA — (Continued)
Municipal Electric Authority of Georgia (RB) Series A
5.000%, 11/01/27	100	$102,798
Paulding County Hospital Authority (RB) Series A
4.000%, 04/01/41	170	159,160
Private Colleges & Universities Authority (RB)
5.000%, 10/01/27	260	265,663
5.000%, 10/01/28	180	186,842
TOTAL GEORGIA		3,005,613
HAWAII — (0.2%)
State of Hawaii Airports System Revenue (RB) Series D
5.000%, 07/01/29	315	333,668
4.000%, 07/01/39	700	693,997
University of Hawaii (RB) Series B
3.000%, 10/01/31	510	495,644
TOTAL HAWAII		1,523,309
IDAHO — (0.3%)
Idaho Health Facilities Authority (RB) Series A
5.000%, 03/01/37	450	460,199
5.000%, 03/01/44	1,300	1,343,904
TOTAL IDAHO		1,804,103
ILLINOIS — (5.6%)
Adams County School District No. 172 (GO) (AG)
5.000%, 02/01/35	735	805,515
Chicago O'Hare International Airport (RB) Series A
5.000%, 01/01/31	295	313,172
5.000%, 01/01/45	240	251,014
Chicago O'Hare International Airport (RB) Series C
5.000%, 01/01/38	1,500	1,638,156
Chicago O'Hare International Airport (RB) Series D
5.000%, 01/01/41	1,060	1,104,398
Chicago Park District (GO) Series A
5.000%, 01/01/43	100	104,103
5.000%, 01/01/44	200	207,316

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Chicago Park District (GO) Series B
5.000%, 01/01/37	575	$622,843
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/28	1,825	1,889,151
5.000%, 06/01/29	1,415	1,481,318
Chicago Transit Authority Sales Tax Receipts Fund (RB) Series A
5.000%, 12/01/44	750	783,843
Cook County Community High School District No. 218 Oak Lawn (GO)
5.000%, 12/01/28	215	224,656
County of Cook (GO)
5.000%, 11/15/34	280	281,246
5.000%, 11/15/35	450	451,901
County of Cook Sales Tax Revenue (RB) Series A
5.000%, 11/15/29	180	190,945
4.000%, 11/15/39	135	127,860
5.000%, 11/15/42	1,255	1,310,804
Elmhurst Park District (GO)
5.000%, 12/15/42	230	244,336
5.000%, 12/15/44	1,000	1,051,570
Grundy & Will Counties Community Unit School District No. 1 Coal City (GO)
5.000%, 02/01/27	415	415,713
Illinois Finance Authority (RB)
2.950%, 08/01/43	555	555,000
Illinois Finance Authority (RB) Series A
5.000%, 08/15/26	740	740,451
5.000%, 11/15/30	1,165	1,227,617
5.000%, 08/15/35	665	701,707
Illinois Finance Authority (RB) Series C
5.000%, 02/15/30	915	923,269
5.000%, 02/15/31	685	690,742
¤ 4.000%, 02/15/33 (Pre-refunded @ $100, 2/15/27)	435	437,911
4.000%, 02/15/33	175	175,048
Illinois Municipal Electric Agency (RB) Series A
5.000%, 02/01/27	785	793,590
Illinois State Toll Highway Authority (RB) Series A
4.000%, 01/01/39	250	247,790
5.000%, 01/01/39	1,050	1,068,753
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Illinois State Toll Highway Authority (RB) Series B
5.000%, 01/01/36	2,000	$2,002,305
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin (GO)
4.000%, 12/15/41	1,000	971,703
Kane Cook & DuPage etc. Counties Community College District No. 509 Elgin (GO) Series B
4.000%, 12/15/26	505	507,297
Knox & Warren Counties Community Unit School District No. 205 Galesburg (GO) (BAM) Series B
4.000%, 01/01/27	500	501,946
Metropolitan Water Reclamation District of Greater Chicago (GO) Series A
5.000%, 12/01/44	750	793,512
Sales Tax Securitization Corp. (RB) Series A
5.000%, 01/01/36	525	576,121
5.000%, 01/01/38	1,500	1,621,153
5.000%, 01/01/44	800	830,829
State of Illinois (GO)
5.500%, 01/01/30	1,085	1,167,407
4.000%, 06/01/37	100	97,202
State of Illinois (GO) Series D
5.000%, 11/01/27	1,425	1,461,171
5.000%, 11/01/28	580	594,027
Village of Schaumburg (GO) Series A
4.000%, 12/01/26	510	512,166
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AG)
5.000%, 01/01/27	245	245,349
Winnebago & Boone Counties School District No. 205 Rockford (GO) (BAM) Series A
5.000%, 02/01/37	750	807,401
TOTAL ILLINOIS		33,751,327

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
INDIANA — (1.1%)
Ball State University (RB) Series R
5.000%, 07/01/29	460	$466,626
East Allen Multi School Building Corp. (RB) (ST INTERCEPT)
5.000%, 01/15/28	225	231,934
Indiana Finance Authority (RB) Series A
5.000%, 07/01/29	400	416,865
4.000%, 02/01/34	750	759,549
5.000%, 10/01/41	530	560,769
Indiana Finance Authority (RB) Series A-1
5.000%, 11/15/37	500	540,327
Indiana Finance Authority (RB) Series C
5.000%, 10/01/42	760	802,715
Indiana Municipal Power Agency (RB) Series A
4.000%, 01/01/39	1,595	1,551,538
Indiana State University (RB) Series T
4.000%, 10/01/39	110	107,660
Indiana University (RB) Series A
4.000%, 06/01/35	875	875,038
Muncie Sanitary District (RB) (AG) Series A
5.000%, 07/01/27	370	376,561
TOTAL INDIANA		6,689,582
IOWA — (0.2%)
Des Moines Independent Community School District (GO) (AG)
5.000%, 06/01/37	385	415,347
5.000%, 06/01/38	740	792,229
TOTAL IOWA		1,207,576
KANSAS — (1.0%)
City of Olathe (GO) Series A
5.000%, 09/01/26	1,000	1,001,703
University of Kansas Hospital Authority (RB) Series C
3.000%, 03/01/56	5,000	5,000,000
TOTAL KANSAS		6,001,703
	Face Amount	Value†
	(000)
KENTUCKY — (1.8%)
Campbell Kenton & Boone Counties Sanitation District No. 1 (RB)
2.000%, 08/01/30	300	$276,837
City of Hazard (RB)
5.000%, 07/01/29	1,000	1,038,509
Eastern Kentucky University (RB) (BAM), (ST INTERCEPT) Series A
5.000%, 04/01/38	680	720,398
Kentucky Municipal Power Agency (RB) (AG) Series B
5.000%, 09/01/38	215	232,716
5.000%, 09/01/39	160	171,546
Kentucky State Property & Building Commission (RB)
5.000%, 05/01/36	510	521,934
Kentucky State Property & Building Commission (RB) Series A
5.000%, 11/01/29	545	569,820
Kentucky Turnpike Authority (RB) Series A
5.000%, 07/01/27	715	729,703
5.000%, 07/01/28	4,145	4,318,973
Louisville/Jefferson County Metropolitan Government (RB) Series A
5.000%, 10/01/26	1,375	1,379,269
5.000%, 10/01/39	350	372,536
University of Louisville (RB) (BAM), (ST INTERCEPT) Series B
4.000%, 09/01/30	400	408,647
University of Louisville (RB) (ST INTERCEPT) Series C
4.000%, 09/01/26	400	400,361
TOTAL KENTUCKY		11,141,249
LOUISIANA — (0.8%)
City of New Orleans (GO)
5.000%, 12/01/30	1,000	1,053,476
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	140	144,160
City of New Orleans Water System Revenue (RB)
5.000%, 12/01/28	335	335,486

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
LOUISIANA — (Continued)
Lafourche Parish School Board (GO)
5.000%, 03/01/28	645	$664,824
5.000%, 03/01/29	40	41,831
Louisiana Public Facilities Authority (RB) Series A
5.000%, 05/15/30	500	530,369
5.000%, 05/15/31	250	263,607
Louisiana Stadium & Exposition District (RB) Series A
5.000%, 07/01/38	200	211,981
St. Tammany Parish Hospital Service District No. 1 (RB) Series B
5.000%, 07/01/31	1,195	1,277,620
Tangipahoa Parish Hospital Service District No. 1 (RB)
5.000%, 02/01/29	515	533,165
TOTAL LOUISIANA		5,056,519
MARYLAND — (1.3%)
Maryland Health & Higher Educational Facilities Authority (RB) (AG)
5.000%, 07/01/43	340	358,614
Maryland Health & Higher Educational Facilities Authority (RB) Series A
5.000%, 08/15/38	1,000	1,078,826
5.000%, 07/01/42	365	384,577
5.000%, 07/01/44	665	691,687
2.950%, 06/01/48	1,405	1,405,000
Maryland Health & Higher Educational Facilities Authority (RB) Series B
4.000%, 01/01/35	1,000	995,912
Maryland Health & Higher Educational Facilities Authority (RB) Series C
5.000%, 08/15/39	400	428,207
Washington Suburban Sanitary Commission (RB)
4.000%, 06/01/41	1,075	1,057,861
Washington Suburban Sanitary Commission (RB) Series 2ND
4.000%, 06/01/41	1,300	1,279,274
TOTAL MARYLAND		7,679,958
	Face Amount	Value†
	(000)
MASSACHUSETTS — (3.2%)
City of Quincy (GO)
5.000%, 08/13/27	2,586	$2,638,901
City of Revere (GO)
4.000%, 07/29/27	3,000	3,033,986
Commonwealth of Massachusetts (GO) Series A
5.000%, 01/01/43	3,900	3,956,261
Commonwealth of Massachusetts (GO) Series D
4.000%, 02/01/37	1,280	1,280,420
4.000%, 05/01/39	815	790,776
Commonwealth of Massachusetts Transportation Fund Revenue (RB) Series A
5.000%, 06/01/41	2,000	2,029,996
Massachusetts Development Finance Agency (RB) Series F
5.000%, 07/01/38	1,500	1,645,789
Massachusetts Development Finance Agency (RB) Series G
5.000%, 07/01/33	325	343,047
5.000%, 07/01/38	1,035	1,070,361
Massachusetts Development Finance Agency (RB) Series I
5.000%, 07/01/29	1,060	1,064,958
5.000%, 10/01/29	165	173,957
Massachusetts Development Finance Agency (RB) Series K
5.000%, 07/01/30	785	824,208
Massachusetts Development Finance Agency (RB) Series N-1
5.000%, 07/01/44	525	533,817
Massachusetts Development Finance Agency (RB) (AG) Series N
5.000%, 07/01/27	330	337,026
TOTAL MASSACHUSETTS		19,723,503
MICHIGAN — (2.4%)
Central Michigan University (RB)
4.000%, 10/01/35	450	453,970
4.000%, 10/01/36	470	471,094

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MICHIGAN — (Continued)
City of Dearborn Heights (GO) (BAM)
3.000%, 05/01/27	855	$855,095
City of Saginaw Water Supply System Revenue (RB) (AG)
4.000%, 07/01/29	510	519,951
Eastern Michigan University (RB) (BAM) Series A
5.000%, 03/01/31	645	650,779
4.000%, 03/01/34	320	320,405
Farmington Public School District (GO) (BAM)
3.375%, 05/01/34	250	244,035
Ferris State University (RB)
5.000%, 10/01/27	550	551,951
Grand Traverse County Hospital Finance Authority (RB)
5.000%, 07/01/29	295	310,532
Karegnondi Water Authority (RB)
5.000%, 11/01/29	535	547,291
Michigan Finance Authority (RB)
5.000%, 11/15/27	1,400	1,406,992
4.000%, 11/15/35	295	290,409
5.000%, 11/15/37	1,485	1,490,019
Michigan Finance Authority (RB) Series 2013-2
4.000%, 12/01/35	1,975	1,954,437
Michigan Finance Authority (RB) Series 2016MI
5.000%, 12/01/34	1,915	1,924,527
Michigan Finance Authority (RB) Series A-MI
5.000%, 12/01/35	1,370	1,395,923
Wayne County Airport Authority (RB) Series A
5.000%, 12/01/40	500	522,975
Ypsilanti Community Schools (GO) (Q-SBLF)
5.000%, 05/01/27	675	685,981
TOTAL MICHIGAN		14,596,366
MINNESOTA — (0.1%)
City of St. Cloud (RB)
5.000%, 05/01/36	165	181,920
Plymouth Intermediate District No. 287 (COP) Series A
5.000%, 02/01/30	230	232,590
TOTAL MINNESOTA		414,510
	Face Amount	Value†
	(000)
MISSISSIPPI — (0.3%)
Mississippi Development Bank (RB) Series A
5.000%, 04/01/28	635	$635,949
State of Mississippi (GO) Series C
4.000%, 10/01/37	1,500	1,500,346
TOTAL MISSISSIPPI		2,136,295
MISSOURI — (0.6%)
City of St. Charles (COP) Series B
3.000%, 02/01/37	440	396,192
Fox C-6 School District (GO) Series A
3.000%, 03/01/34	140	130,083
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 11/15/29	500	523,347
4.000%, 07/01/34	535	540,862
5.000%, 05/15/38	75	81,899
5.000%, 11/15/38	1,070	1,097,323
Health & Educational Facilities Authority of the State of Missouri (RB) Series B
5.000%, 11/15/26	210	211,170
Joplin Schools (GO)
4.000%, 03/01/37	75	75,529
Kansas City Industrial Development Authority (RB) Series B
5.000%, 03/01/30	15	15,964
5.000%, 03/01/33	450	474,666
TOTAL MISSOURI		3,547,035
MONTANA — (0.1%)
Montana Facility Finance Authority (RB) Series A
4.000%, 06/01/35	500	500,176
NEVADA — (1.7%)
City of North Las Vegas (GO) (BAM)
5.000%, 06/01/28	585	608,437
Clark County School District (GO) Series A
5.000%, 06/15/28	695	707,755
4.000%, 06/15/37	3,350	3,313,187
Clark County School District (GO) (AG) Series A
4.000%, 06/15/40	395	379,098

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEVADA — (Continued)
County of Clark (GO) Series C
4.000%, 07/01/32	1,340	$1,347,146
County of Clark Department of Aviation (RB) Series B
5.000%, 07/01/32	485	510,396
5.000%, 07/01/40	500	514,932
County of Clark Passenger Facility Charge Revenue (RB) Series E
5.000%, 07/01/32	345	363,065
Las Vegas Convention & Visitors Authority (RB) Series A
5.000%, 07/01/40	365	386,596
Las Vegas Convention & Visitors Authority (RB) Series B
5.000%, 07/01/33	2,095	2,201,309
Nevada System of Higher Education (RB)
3.000%, 07/01/32	275	259,259
TOTAL NEVADA		10,591,180
NEW HAMPSHIRE — (0.3%)
City of Concord (GO)
5.000%, 02/01/29	1,570	1,654,261
NEW JERSEY — (3.4%)
City of Hoboken (GO) Series A
4.000%, 03/08/27	3,000	3,021,053
City of Newark (GO)
4.000%, 12/11/26	2,000	2,006,348
City of Rahway (GO)
4.000%, 07/20/27	4,465	4,516,167
City of Vineland (GO) (AG)
3.000%, 10/01/28	515	515,143
Gloucester County Improvement Authority (RB) (BAM)
5.000%, 07/01/32	145	154,863
Monmouth County Improvement Authority (RN)
4.000%, 03/12/27	799	804,764
New Brunswick Parking Authority (RB) (BAM)
5.000%, 09/01/27	325	325,540
New Jersey Educational Facilities Authority (RB) (AG) Series A
5.000%, 07/01/33	300	304,238
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
New Jersey Educational Facilities Authority (RB) (AG) Series C
5.000%, 07/01/28	100	$103,403
New Jersey Health Care Facilities Financing Authority (RB)
5.000%, 07/01/28	155	156,051
New Jersey Transportation Trust Fund Authority (RB) Series AA
5.000%, 06/15/31	700	756,327
New Jersey Turnpike Authority (RB) Series G
3.250%, 01/01/38	865	782,321
Passaic Valley Sewerage Commission (RB) (AG) Series J
3.000%, 12/01/32	750	713,568
State of New Jersey (GO) Series A
4.000%, 06/01/31	345	359,371
Township of East Brunswick (GO)
4.000%, 07/13/27	2,000	2,020,928
Township of Old Bridge (GO)
4.000%, 09/09/26	825	826,096
Township of Voorhees (GO) Series A
4.000%, 09/17/26	1,500	1,501,987
Westfield School District (GO)
4.000%, 09/03/26	1,500	1,501,425
TOTAL NEW JERSEY		20,369,593
NEW MEXICO — (0.3%)
New Mexico Hospital Equipment Loan Council (RB) Series A
4.000%, 08/01/36	1,785	1,730,224
NEW YORK — (4.5%)
City of Auburn (GO)
4.000%, 08/13/26	1,250	1,250,398
City of New York (GO) Series A-3
2.950%, 09/01/49	1,620	1,620,000
City of New York (GO) Series A-5
3.050%, 08/01/44	450	450,000
City of New York (GO) Series B-4
3.050%, 10/01/46	410	410,000

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series D-4
2.950%, 08/01/40	790	$790,000
City of New York (GO) Series F-5
3.050%, 06/01/44	1,160	1,160,000
City of New York (GO) Series F-6
3.050%, 06/01/44	1,105	1,105,000
City of Watertown (GO)
4.000%, 06/25/27	1,000	1,008,897
Harborfields Central School District (GO) (ST AID WITHHLDG)
4.000%, 09/03/26	1,900	1,902,001
Metropolitan Transportation Authority (RB) Series C-1
5.000%, 11/15/30	1,060	1,094,611
Monroe County Industrial Development Corp. (RB)
5.000%, 07/01/27	150	152,446
Monroe County Industrial Development Corp. (RB) Series A
5.000%, 12/01/28	315	326,557
New York City Industrial Development Agency (RB) (AG) Series A
3.000%, 01/01/33	500	481,424
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/36	2,000	2,004,276
5.000%, 03/15/42	3,995	4,076,244
Ossining Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 06/25/27	1,000	1,010,407
Randolph Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/25/27	3,500	3,535,162
South Orangetown Central School District (GO) (ST AID WITHHLDG) Series B
4.000%, 08/05/26	1,900	1,900,127
Three Village Central School District Brookhaven & Smithtown (GO) (ST AID WITHHLDG)
4.000%, 06/24/27	2,000	2,016,515
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Triborough Bridge & Tunnel Authority (RB) Series A
5.000%, 11/15/44	1,275	$1,297,501
TOTAL NEW YORK		27,591,566
NORTH CAROLINA — (1.3%)
Charlotte-Mecklenburg Hospital Authority (RB) Series A
5.000%, 01/15/38	1,610	1,611,460
Charlotte-Mecklenburg Hospital Authority (RB) Series B
3.000%, 01/15/38	380	380,000
Charlotte-Mecklenburg Hospital Authority (RB) Series H
3.000%, 01/15/48	695	695,000
City of Charlotte Airport Revenue (RB) Series A
5.000%, 07/01/41	1,460	1,537,108
North Carolina Capital Facilities Finance Agency (RB)
4.000%, 05/01/34	490	496,589
North Carolina Municipal Power Agency No. 1 (RB)
5.000%, 01/01/31	335	361,019
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/29	425	446,053
North Carolina Turnpike Authority (RB) (AG)
5.000%, 01/01/38	1,000	1,028,900
5.000%, 01/01/39	1,415	1,421,557
TOTAL NORTH CAROLINA		7,977,686
NORTH DAKOTA — (0.2%)
City of Fargo (GO) Series H
4.000%, 05/01/43	1,000	978,730
City of Grand Forks (RB)
5.000%, 12/01/29	250	257,998
TOTAL NORTH DAKOTA		1,236,728
OHIO — (1.2%)
American Municipal Power, Inc. (RB) Series A
5.000%, 02/15/29	330	340,975

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OHIO — (Continued)
City of Marysville Wastewater Treatment System Revenue (RB) (BAM)
5.000%, 12/01/34	85	$94,585
5.000%, 12/01/36	125	139,458
Cleveland State University (RB) (BAM) Series C
5.000%, 06/01/28	1,000	1,035,694
County of Allen Hospital Facilities Revenue (RB) Series C
3.100%, 06/01/34	2,340	2,340,000
County of Hamilton (RB)
5.000%, 06/01/39	260	273,864
County of Hamilton (RB) (AG)
5.250%, 06/01/43	500	528,260
County of Montgomery (RB)
5.000%, 08/01/28	385	400,155
4.000%, 08/01/39	600	576,716
4.000%, 08/01/40	500	474,808
Ohio Higher Educational Facility Commission (RB) Series B
5.000%, 12/01/26	355	357,529
Ohio Higher Educational Facility Commission (RB) Series B-2
2.950%, 01/01/39	870	870,000
TOTAL OHIO		7,432,044
OKLAHOMA — (0.2%)
Oklahoma Development Finance Authority (RB) Series B
4.000%, 06/01/29	770	770,468
University of Oklahoma (RB) Series C
5.000%, 07/01/27	285	285,453
TOTAL OKLAHOMA		1,055,921
OREGON — (0.2%)
Deschutes County Hospital Facilities Authority (RB) Series A
5.000%, 01/01/28	215	219,183
Metro (RB)
5.000%, 06/15/30	225	229,226
Salem Hospital Facility Authority (RB) Series A
5.000%, 05/15/31	575	575,435
	Face Amount	Value†
	(000)
OREGON — (Continued)
5.000%, 05/15/37	200	$206,516
TOTAL OREGON		1,230,360
PENNSYLVANIA — (3.2%)
Allegheny County Hospital Development Authority (RB) Series A
5.000%, 04/01/31	1,250	1,279,838
5.000%, 04/01/36	430	436,893
4.000%, 07/15/38	1,125	1,073,613
City of Philadelphia (GO) Series A
4.000%, 05/01/38	810	802,998
City of Philadelphia (GO) Series B
5.000%, 02/01/37	515	535,717
City of Philadelphia Airport Revenue (RB) Series A
4.000%, 07/01/39	1,000	957,476
City of Philadelphia Airport Revenue (RB) Series B
4.000%, 07/01/36	250	247,493
County of Lehigh (RB) Series A
5.000%, 08/15/36	470	513,337
County of Westmoreland (GO) Series A
5.000%, 08/15/29	570	592,589
Derry Township Industrial & Commercial Development Authority (RB)
4.000%, 11/15/29	450	457,511
General Authority of Southcentral Pennsylvania (RB) Series A
5.000%, 06/01/29	3,290	3,464,047
Lancaster Higher Education Authority (RB) (BAM)
5.000%, 10/01/28	500	518,911
Montgomery County Higher Education & Health Authority (RB) Series A
5.000%, 09/01/27	1,040	1,061,323
Pennsylvania Higher Educational Facilities Authority (RB) Series A
5.000%, 08/15/39	1,000	1,082,141
Pennsylvania Turnpike Commission (RB) Series B
5.000%, 12/01/37	1,250	1,324,760

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
Philadelphia Authority for Industrial Development (RB) Series B-2
3.000%, 07/01/54	2,905	$2,905,000
Philadelphia Gas Works Co. (RB) (AG) Series A
5.000%, 08/01/28	250	260,725
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/30	475	510,021
5.000%, 09/01/31	780	847,280
Pittsburgh Water & Sewer Authority (RB) (AG) Series B
5.000%, 09/01/28	260	271,866
TOTAL PENNSYLVANIA		19,143,539
SOUTH CAROLINA — (0.9%)
City of Rock Hill Combined Utility System Revenue (RB)
5.000%, 01/01/39	275	297,996
College of Charleston (RB) Series A
3.000%, 04/01/32	750	727,270
Piedmont Municipal Power Agency (RB) Series A
5.000%, 01/01/27	460	460,723
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	500	501,629
South Carolina Jobs-Economic Development Authority (RB) Series A
5.250%, 11/01/43	1,235	1,306,836
South Carolina Public Service Authority (RB) Series A
5.000%, 12/01/37	255	255,147
5.000%, 12/01/39	400	432,106
4.000%, 12/01/40	1,095	1,038,832
5.000%, 12/01/44	180	189,240
TOTAL SOUTH CAROLINA		5,209,779
SOUTH DAKOTA — (0.2%)
City of Sioux Falls Sales Tax Revenue (RB) Series A
5.000%, 11/15/26	935	940,898
	Face Amount	Value†
	(000)
SOUTH DAKOTA — (Continued)
South Dakota Health & Educational Facilities Authority (RB)
3.250%, 09/01/32	130	$125,652
South Dakota Health & Educational Facilities Authority (RB) Series B
5.000%, 11/01/36	400	435,263
TOTAL SOUTH DAKOTA		1,501,813
TENNESSEE — (2.1%)
County of Williamson (GO)
4.000%, 04/01/42	1,000	979,298
Greeneville Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/30	665	684,658
Knox County Health Educational & Housing Facility Board (RB) Series A
5.000%, 01/01/33	760	764,634
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/29	2,185	2,293,821
5.000%, 07/01/31	1,310	1,400,970
Metropolitan Government of Nashville & Davidson County (GO)
4.000%, 07/01/37	3,000	3,007,310
Metropolitan Government of Nashville & Davidson County (GO) Series C
4.000%, 01/01/44	3,000	2,887,939
Metropolitan Nashville Airport Authority (RB) Series A
5.000%, 07/01/36	500	558,663
TOTAL TENNESSEE		12,577,293
TEXAS — (19.7%)
Allen Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/37	1,500	1,656,406
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	840	850,631

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Arlington Higher Education Finance Corp. (RB) (PSF-GTD) Series A
5.000%, 08/15/28	300	$311,523
Austin Community College District Public Facility Corp. (RB)
5.000%, 08/01/26	275	275,000
5.000%, 08/01/27	420	429,434
Austin Independent School District (GO)
5.000%, 08/01/41	1,495	1,579,878
Austin Independent School District (GO) (PSF-GTD)
4.000%, 08/01/44	1,440	1,364,432
Bexar County Hospital District (GO)
5.000%, 02/15/27	720	728,307
5.000%, 02/15/42	280	292,840
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/28	755	788,848
4.000%, 08/15/37	5,200	5,205,181
5.000%, 08/15/37	570	625,033
Board of Regents of the University of Texas System (RB) Series C
5.000%, 08/15/27	1,055	1,080,556
5.000%, 08/15/28	635	663,469
Brushy Creek Regional Utility Authority, Inc. (RB)
4.000%, 08/01/32	255	255,000
Central Texas Regional Mobility Authority (RB) Series B
5.000%, 01/01/39	500	521,909
4.000%, 01/01/40	755	724,577
Central Texas Turnpike System (RB) Series A
5.000%, 08/15/39	1,310	1,355,344
City of Arlington (GO)
5.000%, 08/15/38	2,085	2,265,623
City of Austin (GO)
5.000%, 09/01/26	820	821,455
5.000%, 09/01/44	440	464,052
City of Austin Airport System Revenue (RB) Series A
5.000%, 11/15/32	525	527,511
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/43	270	285,760
5.000%, 11/15/44	165	173,698
City of Carrollton (GO)
5.000%, 08/15/26	475	475,330
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Corpus Christi (GO)
5.000%, 03/01/36	245	$268,619
5.000%, 03/01/37	175	189,508
City of Dallas (GO) Series A
5.000%, 02/15/28	2,025	2,095,865
5.000%, 02/15/37	2,500	2,696,458
City of El Paso (GO)
5.000%, 08/15/27	325	332,675
5.000%, 08/15/37	665	730,951
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/45	735	763,600
City of Garland Electric Utility System Revenue (RB) (AG)
5.000%, 03/01/29	290	304,753
City of Grand Prairie (GO)
5.000%, 02/15/44	1,200	1,268,645
City of Houston (GO) Series A
5.000%, 03/01/32	540	545,583
4.000%, 03/01/35	2,445	2,447,559
5.250%, 03/01/43	1,400	1,487,767
City of Houston Hotel Occupancy Tax & Special Revenue (RB) Series A
5.000%, 09/01/39	1,280	1,380,385
City of Hutto (GO) (BAM) Series A
3.000%, 08/01/27	515	511,968
City of Irving (GO)
5.000%, 09/15/26	265	265,723
City of Kyle (GO) (AG)
5.000%, 08/15/26	180	180,135
5.000%, 08/15/27	315	322,471
City of League City (GO)
4.000%, 02/15/28	160	161,071
City of Mount Pleasant (GO) (AG)
5.000%, 05/15/29	390	408,997
5.000%, 05/15/30	415	440,502
City of Odessa (GO)
5.000%, 03/01/29	225	229,977
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/35	1,000	1,014,669
City of San Antonio Electric & Gas Systems Revenue (RB) Series A
5.250%, 02/01/44	1,200	1,280,404

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of San Antonio Electric & Gas Systems Revenue (RB) Series B
5.000%, 02/01/38	650	$712,628
City of Seguin (GO)
5.000%, 09/01/43	1,750	1,824,533
City of Waco (GO)
5.000%, 02/01/29	1,000	1,050,994
Clear Creek Independent School District (GO) (PSF-GTD)
5.000%, 02/15/33	1,265	1,277,392
College Station Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	1,565	1,636,777
Collin County Community College District (GO)
4.000%, 08/15/32	1,050	1,055,866
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/43	735	778,911
5.000%, 02/15/44	2,000	2,116,027
County of Dallas (GO)
5.000%, 08/15/28	355	370,923
County of Denton (GO)
5.000%, 07/15/27	370	378,149
County of Fort Bend Toll Road Revenue (RB) (AG)
5.000%, 03/01/27	605	612,695
County of Harris (GO)
5.000%, 09/15/42	2,715	2,870,728
County of Harris (GO) Series A
5.000%, 10/01/27	1,500	1,539,271
County of Hidalgo (GO)
5.000%, 08/15/26	165	165,115
5.000%, 08/15/27	130	132,816
County of Midland (GO)
5.000%, 02/15/42	1,110	1,165,231
County of Travis (GO)
5.000%, 03/01/27	835	846,585
County of Williamson (GO)
5.000%, 02/15/37	2,000	2,169,893
Dallas College (GO)
5.000%, 02/15/34	1,680	1,709,291
5.000%, 02/15/35	1,765	1,766,870
Dallas Fort Worth International Airport (RB)
5.000%, 11/01/30	35	37,727
4.000%, 11/01/39	495	484,450
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Dallas Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/44	230	$243,536
Del Mar College District (GO)
5.000%, 08/15/39	185	200,633
El Paso County Hospital District (GO) (AG)
5.000%, 02/15/27	195	197,040
Forney Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	630	645,007
Fort Bend County Municipal Management District No. 1 (GO) (BAM)
2.000%, 09/01/30	245	221,866
Fort Bend County Municipal Utility District No. 57 (GO) (AG)
2.000%, 04/01/28	350	339,778
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/43	2,950	3,120,103
Fort Worth Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/27	500	506,141
Grand Prairie Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/27	1,890	1,912,409
Greater Greenspoint Redevelopment Authority (TAN) (AG)
4.000%, 09/01/34	285	287,779
Greenville Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	270	273,475
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/28	790	817,270
5.000%, 07/01/28	500	519,942
5.000%, 12/01/29	2,500	2,651,054
5.000%, 05/15/31	555	579,750
5.000%, 12/01/36	2,415	2,663,478
3.000%, 10/01/40	100	83,047

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Harris County Flood Control District (GO) Series A
5.000%, 10/01/27	410	$420,734
Harris County Hospital District (GO)
5.000%, 02/15/39	1,040	1,117,767
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	345	349,146
Humble Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/27	475	480,758
Humble Independent School District (GO) Series B
5.000%, 02/15/27	150	151,818
Irving Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	195	201,824
5.000%, 02/15/43	2,500	2,634,047
Lower Colorado River Authority (RB)
5.000%, 05/15/29	380	400,274
5.000%, 05/15/39	1,205	1,248,357
5.000%, 05/15/41	735	757,466
5.000%, 05/15/43	635	663,151
5.000%, 05/15/44	310	323,340
5.000%, 05/15/38	615	646,746
Midlothian Independent School District (GO) (PSF-GTD)
5.000%, 02/15/37	195	216,431
New Hope Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 08/15/36	1,000	1,097,713
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/27	570	584,506
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	455	475,592
Northwest Independent School District (GO) (PSF-GTD)
5.000%, 02/15/36	135	150,896
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Permanent University Fund - University of Texas System (RB) Series A
4.000%, 07/01/42	2,480	$2,344,268
Port Freeport (RB) Series B
5.000%, 06/01/29	350	359,905
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	290	300,282
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	315	325,927
San Antonio Independent School District (GO) (PSF-GTD)
4.000%, 08/15/43	500	479,734
Sherman Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/42	2,065	2,171,100
Springtown Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	400	436,553
State of Texas (GO)
5.000%, 10/01/44	1,000	1,066,934
State of Texas (GO) Series A
5.000%, 10/01/31	1,050	1,073,208
State of Texas (GO) Series B
5.000%, 08/01/40	1,865	1,866,357
Stephen F Austin State University (RB)
5.000%, 10/15/29	350	351,385
Tarrant County Cultural Education Facilities Finance Corp. (RB)
5.000%, 10/01/39	755	805,482
5.000%, 12/01/44	1,515	1,587,650
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series A
4.000%, 02/15/35	1,760	1,742,077
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series E
5.000%, 11/15/28	240	251,518
5.000%, 11/15/29	310	329,628

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Texas Municipal Power Agency (RB) (AG)
3.000%, 09/01/32	200	$190,595
Texas Tech University System (RB) Series A
5.000%, 02/15/42	350	373,434
Texas Transportation Commission (GO)
5.000%, 04/01/43	1,075	1,136,895
Timber Lane Utility District (GO) (AG) Series A
4.000%, 08/01/26	365	365,000
Town of Flower Mound (GO)
5.000%, 03/01/36	845	934,903
5.000%, 03/01/37	650	713,532
Town of Prosper (GO)
5.000%, 02/15/37	1,530	1,648,388
University of North Texas System (RB) Series A
5.000%, 04/15/27	535	543,755
Waco Educational Finance Corp. (RB)
5.000%, 03/01/36	285	301,667
Waco Educational Finance Corp. (RB) Series A
5.000%, 03/01/35	720	756,449
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/42	1,750	1,859,370
TOTAL TEXAS		119,251,824
UTAH — (0.4%)
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/28	440	461,230
5.000%, 10/01/43	450	472,347
Utah Associated Municipal Power Systems (RB) Series B
5.000%, 09/01/35	1,035	1,058,436
Utah Transit Authority (RB)
5.000%, 12/15/26	305	307,650
TOTAL UTAH		2,299,663
VIRGINIA — (0.1%)
Lynchburg Economic Development Authority (RB)
5.000%, 01/01/29	210	218,946
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
Lynchburg Economic Development Authority (RB) Series A
5.000%, 01/01/42	500	$520,655
TOTAL VIRGINIA		739,601
WASHINGTON — (12.4%)
City of Kirkland (GO)
5.000%, 12/01/43	2,725	2,923,535
City of Port Angeles Water & Wastewater Utility Revenue (RB)
5.000%, 11/01/26	770	774,377
City of Seattle (GO)
4.000%, 12/01/32	375	375,052
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 09/01/29	555	591,276
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 02/01/28	1,185	1,226,182
City of Tacoma Sewer Revenue (RB)
4.000%, 12/01/35	1,475	1,467,391
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/40	2,100	2,251,455
County of King Sewer Revenue (RB) Series A
4.000%, 07/01/39	2,000	1,963,704
Energy Northwest (RB)
4.000%, 07/01/27	400	400,267
Energy Northwest (RB) Series A
5.000%, 07/01/29	2,290	2,336,882
5.000%, 07/01/36	6,590	6,873,767
5.000%, 07/01/38	3,000	3,293,289
King & Snohomish Counties School District No. 417 Northshore (GO) (SCH BD GTY)
5.000%, 12/01/26	820	826,468
5.000%, 12/01/42	1,210	1,298,220
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/26	1,650	1,651,953
4.125%, 12/01/43	2,660	2,630,193

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
4.000%, 12/01/33	1,165	$1,172,481
King County School District No. 409 Tahoma (GO) (SCH BD GTY)
5.000%, 12/01/28	745	782,924
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
4.000%, 12/01/31	4,350	4,355,972
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
5.000%, 12/01/31	1,500	1,526,545
Kitsap County School District No. 401 Central Kitsap (GO) (SCH BD GTY)
4.000%, 12/01/35	2,000	2,075,210
Klickitat County Public Utility District No. 1 (RB) (AG) Series A
5.000%, 12/01/28	275	287,794
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	695	700,206
Pierce County School District No. 403 Bethel (GO) (SCH BD GTY)
5.000%, 12/01/42	3,000	3,202,042
Snohomish County Public Utility District No. 1 Electric System Revenue (RB) Series A
5.000%, 12/01/28	1,145	1,204,080
Snohomish County School District No. 103 Monroe (GO) (SCH BD GTY)
5.000%, 12/01/28	545	572,743
Spokane County School District No. 81 Spokane (GO) (SCH BD GTY)
4.000%, 12/01/44	1,920	1,862,203
Spokane County School District No. 81 Spokane (GO) (SCH BD GTY) Series B
4.000%, 12/01/30	1,690	1,710,009
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
State of Washington (GO) Series A
5.000%, 08/01/42	2,500	$2,533,459
State of Washington (GO) Series B
5.000%, 08/01/29	995	995,000
5.000%, 08/01/41	1,430	1,449,838
State of Washington (GO) Series C
5.000%, 06/01/29	1,045	1,046,704
5.000%, 02/01/40	2,680	2,786,535
5.000%, 02/01/44	1,200	1,242,107
State of Washington (GO) Series D
5.000%, 02/01/41	1,405	1,414,774
5.000%, 02/01/42	240	241,599
State of Washington (GO) Series R-2024C
5.000%, 08/01/40	1,325	1,428,355
State of Washington (GO) Series R-2025C
5.000%, 07/01/39	2,500	2,717,204
State of Washington (GO) Series R-2025E
5.000%, 08/01/28	200	209,099
State of Washington (COP) Series B
5.000%, 07/01/44	1,500	1,540,737
State of Washington (COP) Series D
5.000%, 07/01/40	630	654,644
University of Washington (RB)
5.000%, 12/01/27	255	262,696
5.000%, 12/01/28	575	604,031
Washington Health Care Facilities Authority (RB)
5.000%, 09/01/40	750	774,953
Washington Health Care Facilities Authority (RB) Series A
5.000%, 03/01/40	395	418,039
5.000%, 09/01/40	300	315,068
Washington Health Care Facilities Authority (RB) Series B
5.000%, 08/15/35	1,000	1,015,513
5.000%, 10/01/35	2,855	3,113,715
TOTAL WASHINGTON		75,100,290
WEST VIRGINIA — (0.1%)
State of West Virginia (GO) Series B
5.000%, 06/01/41	450	459,870

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WEST VIRGINIA — (Continued)
West Virginia Hospital Finance Authority (RB) Series A
5.000%, 09/01/32	440	$450,754
TOTAL WEST VIRGINIA		910,624
WISCONSIN — (4.3%)
City of Kaukauna Electric System Revenue (RB) (AG)
4.000%, 12/15/30	800	817,763
City of Milwaukee (GO) Series B3
3.000%, 03/01/30	610	594,647
City of Milwaukee (GO) Series N4 & B5
4.000%, 04/01/28	425	425,272
City of Milwaukee Sewerage System Revenue (RB) Series S2
5.000%, 06/01/27	505	513,260
5.000%, 06/01/28	380	393,344
5.000%, 06/01/29	465	487,435
City of Waukesha (GO) Series C
5.000%, 10/01/26	355	356,258
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/26	915	918,452
Platteville School District (GO)
5.000%, 03/01/31	565	603,116
Public Finance Authority (RB) Series A
4.000%, 07/01/38	675	661,687
4.000%, 07/01/39	675	647,432
State of Wisconsin (GO) Series 1
5.000%, 05/01/38	1,205	1,312,513
State of Wisconsin (GO) Series A
5.000%, 05/01/27	4,110	4,182,432
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
5.000%, 05/01/28	3,000	$3,121,186
5.000%, 05/01/41	1,100	1,168,503
5.000%, 05/01/43	4,000	4,226,301
State of Wisconsin (GO) Series B
4.000%, 05/01/41	1,500	1,465,419
University of Wisconsin Hospitals & Clinics (RB) Series C
3.050%, 04/01/54	1,100	1,100,000
Wisconsin Health & Educational Facilities Authority (RB)
5.000%, 04/04/32	805	832,007
5.000%, 07/01/34	795	803,332
Wisconsin Health & Educational Facilities Authority (RB) Series A
4.000%, 10/15/33	1,345	1,358,529
TOTAL WISCONSIN		25,988,888
TOTAL MUNICIPAL BONDS (Cost $610,406,989)		599,233,657
COMMERCIAL PAPER — (1.2%)
Board of Regents of the University of Texas System
2.550%, 09/03/26	5,000	4,999,694
County of Harris
2.470%, 08/12/26	953	952,978
Minnesota Agricultural & Economic Development Board
2.620%, 11/04/26	1,456	1,455,412
TOTAL COMMERCIAL PAPER (Cost $7,409,000)		7,408,084
TOTAL INVESTMENTS — (100.0%)
(Cost $617,815,989)^^		$606,641,741

DFA Selective State Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$599,233,657	—	$599,233,657
Commercial Paper	—	7,408,084	—	7,408,084
Total Investments in Securities	—	$606,641,741	—	$606,641,741

DFA Short-Term Selective State Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

	Face Amount^	Value†
	(000)
MUNICIPAL BONDS — (98.4%)
ALABAMA — (0.2%)
Mobile County Board of School Commissioners (ST) (AG)
5.000%, 03/01/27	70	$70,841
University of South Alabama (RB) Series A
5.000%, 11/01/27	235	241,428
TOTAL ALABAMA		312,269
ALASKA — (3.2%)
Alaska Municipal Bond Bank Authority (RB) Series THREE
5.000%, 10/01/26	645	647,319
Borough of Matanuska-Susitna (GO) Series B
5.000%, 11/01/26	1,600	1,608,857
CIVICVentures (RB)
5.000%, 09/01/26	520	520,725
Municipality of Anchorage (GO) Series B
5.000%, 09/01/27	3,000	3,075,701
State of Alaska International Airports System (RB) Series A
5.000%, 10/01/26	70	70,243
5.000%, 10/01/27	220	225,630
TOTAL ALASKA		6,148,475
ARIZONA — (0.6%)
Arizona Board of Regents (RB) Series A
5.000%, 06/01/27	215	219,088
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/27	330	337,089
Maricopa County Unified School District No. 69 Paradise Valley (GO) Series A
5.000%, 07/01/27	260	265,586
Salt River Project Agricultural Improvement & Power District (RB) Series A
5.000%, 01/01/33	275	282,355
TOTAL ARIZONA		1,104,118
	Face Amount^	Value†
	(000)
ARKANSAS — (0.1%)
City of Fort Smith Water & Sewer Revenue (RB)
5.000%, 10/01/27	195	$199,445
CALIFORNIA — (0.6%)
City of Los Angeles (RN)
5.000%, 06/24/27	1,200	1,225,364
COLORADO — (1.7%)
Adams 12 Five Star Schools (GO) (ST AID WITHHLDG)
5.000%, 12/15/26	890	897,638
City & County of Broomfield Water Revenue (RB)
5.000%, 12/01/26	30	30,227
5.000%, 12/01/27	90	92,741
Colorado Health Facilities Authority (RB) Series A
5.000%, 11/01/26	1,010	1,014,615
5.000%, 11/15/29	1,250	1,313,160
TOTAL COLORADO		3,348,381
CONNECTICUT — (1.9%)
City of Danbury (GO)
4.000%, 02/22/27	1,000	1,006,928
City of New Haven (GO) (BAM)
5.000%, 08/01/26	650	650,000
Town of Darien (GO)
3.500%, 04/22/27	1,300	1,308,309
Town of Ellington (GO)
4.000%, 09/22/26	650	650,988
TOTAL CONNECTICUT		3,616,225
DISTRICT OF COLUMBIA — (0.8%)
Washington Convention & Sports Authority (RB) Series A
5.000%, 10/01/29	1,535	1,571,315
FLORIDA — (9.7%)
Alachua County School Board (COP) (AG)
5.000%, 07/01/28	865	899,647
Brevard County School District (COP) Series A
5.000%, 07/01/27	565	576,459
5.000%, 07/01/28	440	457,708
Central Florida Expressway Authority (RB) Series A
5.000%, 07/01/27	425	433,658

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
City of Fort Lauderdale Water & Sewer Revenue (RB) Series A
5.000%, 09/01/26	340	$340,598
City of Jacksonville (RB)
5.000%, 10/01/26	105	105,403
5.000%, 10/01/27	375	385,331
5.000%, 10/01/28	130	136,074
City of Lakeland (RB)
5.000%, 11/15/27	365	374,234
City of Pembroke Pines (GO)
5.000%, 09/01/27	185	189,644
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/26	125	125,453
5.000%, 10/01/27	50	51,320
County of Miami-Dade (GO) Series A
5.000%, 07/01/27	115	117,437
County of Miami-Dade Water & Sewer System Revenue (RB) Series B
5.000%, 10/01/26	450	451,662
County of Sarasota Utility System Revenue (RB)
5.000%, 10/01/26	20	20,076
5.000%, 10/01/27	25	25,689
County of Seminole Water & Sewer Revenue (RB) Series A
5.000%, 10/01/26	140	140,476
Duval County Public Schools (COP) (AG) Series A
5.000%, 07/01/27	90	91,915
Florida Municipal Power Agency (RB) Series A
5.000%, 10/01/26	175	175,578
5.000%, 10/01/27	105	107,529
Hillsborough County Industrial Development Authority (RB) Series E
3.000%, 11/15/54	265	265,000
Hillsborough County School Board (GO)
4.000%, 03/31/27	750	755,510
JEA Electric System Revenue (RB) Series THREE
5.000%, 10/01/28	475	497,092
JEA Water & Sewer System Revenue (RB) Series A
5.000%, 10/01/27	55	56,515
5.000%, 10/01/28	20	20,995
Lee County School Board (COP) Series B
5.000%, 08/01/26	120	120,000
	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
Manatee County School District (COP) (AG) Series A
5.000%, 07/01/27	50	$51,064
Manatee County School District (COP) Series A
5.000%, 07/01/27	435	443,862
Miami Beach Health Facilities Authority (RB) Series A
5.000%, 11/15/26	60	60,369
5.000%, 11/15/27	250	256,534
Miami Beach Redevelopment Agency (TAN) (AG)
5.000%, 02/01/27	175	176,811
Orlando Utilities Commission (RB) Series A
5.000%, 10/01/27	340	349,169
Palm Beach County School District (COP) Series A
5.000%, 08/01/27	685	699,492
Palm Beach County School District (COP) Series B
5.000%, 08/01/27	215	219,549
Sarasota County Public Hospital District (RB) Series A
5.000%, 07/01/29	1,500	1,581,160
School Board of Miami-Dade County (RN)
4.000%, 01/07/27	1,500	1,508,142
School District of Broward County (RN)
4.000%, 06/24/27	195	196,920
School District of Broward County (GO) (AG)
5.000%, 07/01/27	260	265,439
Seminole County School District Sales Tax Revenue (RB) (AG)
5.000%, 10/01/27	700	717,905
State of Florida (GO) Series A
5.000%, 07/01/27	250	255,414
State of Florida (GO) Series B
4.000%, 06/01/32	2,000	2,012,285
State of Florida (GO) Series C
4.000%, 06/01/32	500	502,745
State of Florida Department of Transportation Turnpike System Revenue (RB) Series A
5.000%, 07/01/35	167	172,294

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
FLORIDA — (Continued)
State of Florida Department of Transportation Turnpike System Revenue (RB) Series C
5.000%, 07/01/27	67	$68,408
Tampa Bay Water (RB)
5.000%, 10/01/26	655	657,086
Volusia County School Board (COP) (AG) Series B
5.000%, 08/01/26	1,570	1,570,000
TOTAL FLORIDA		18,685,651
GEORGIA — (0.7%)
Dalton Whitfield County Joint Development Authority (RB) Series B
5.000%, 08/15/26	1,345	1,345,929
ILLINOIS — (4.9%)
Adams County School District No. 172 (GO)
5.000%, 02/01/27	35	35,343
5.000%, 02/01/28	40	41,168
Chicago O'Hare International Airport (RB) Series D
5.000%, 01/01/27	185	186,714
Chicago Park District (GO) Series B
5.000%, 01/01/27	300	302,620
City of Peoria (GO) (AG) Series C
5.000%, 01/01/27	1,285	1,295,629
Cook County Community High School District No. 218 Oak Lawn (GO)
5.000%, 12/01/26	220	221,501
County of Cook (GO) Series A
5.000%, 11/15/26	825	830,133
County of Cook Sales Tax Revenue (RB)
5.000%, 11/15/26	100	100,622
DuPage County Forest Preserve District (GO)
5.000%, 11/01/26	155	155,765
Elmhurst Park District (GO)
5.000%, 12/15/26	380	383,047
5.000%, 12/15/27	55	56,638
Grundy Kendall & Will Counties Community High School District No. 111 Minooka (GO)
5.000%, 12/01/27	420	431,831
Illinois Finance Authority (RB) Series A
5.000%, 08/15/26	610	610,371
	Face Amount^	Value†
	(000)
ILLINOIS — (Continued)
5.000%, 11/15/30	455	$479,455
Illinois Finance Authority (RB) Series C
3.050%, 08/15/49	730	730,000
Illinois Finance Authority (RB) Series D-1
2.950%, 08/01/43	515	515,000
Illinois Municipal Electric Agency (RB) Series A
5.000%, 02/01/27	230	232,517
Illinois State Toll Highway Authority (RB) Series A
5.000%, 12/01/31	530	530,737
5.000%, 12/01/32	890	891,189
State of Illinois (GO) Series B
5.000%, 10/01/27	530	542,481
State of Illinois (GO) Series D
5.000%, 11/01/27	840	861,322
TOTAL ILLINOIS		9,434,083
INDIANA — (0.0%)
East Allen Multi School Building Corp. (RB) (ST INTERCEPT)
5.000%, 07/15/27	100	102,038
IOWA — (0.0%)
City of Altoona (GO) Series A
5.000%, 06/01/27	80	81,507
KANSAS — (1.0%)
City of Olathe (GO) Series A
5.000%, 09/01/26	1,500	1,502,554
Sedgwick County Unified School District No. 261 Haysville (GO) (AG) Series A
5.000%, 11/01/26	525	527,824
TOTAL KANSAS		2,030,378
KENTUCKY — (0.3%)
Kentucky Municipal Power Agency (RB) Series B
5.000%, 09/01/27	150	153,300
Kentucky State Property & Building Commission (RB) Series A
5.000%, 09/01/26	250	250,432
Louisville/Jefferson County Metropolitan Government (RB) Series A
5.000%, 10/01/27	140	143,178
TOTAL KENTUCKY		546,910

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
LOUISIANA — (0.1%)
Louisiana Public Facilities Authority (RB) Series A
5.000%, 05/15/27	110	$111,670
MARYLAND — (1.2%)
City of Baltimore (GO) Series A
5.000%, 10/15/31	65	66,511
Maryland Health & Higher Educational Facilities Authority (RB) Series A
5.000%, 08/15/26	35	35,025
5.000%, 05/15/27	40	40,732
5.000%, 07/01/27	90	91,818
5.000%, 08/15/27	40	40,915
Maryland Health & Higher Educational Facilities Authority (RB) Series B
2.950%, 06/01/46	1,390	1,390,000
State of Maryland (GO) Series A
5.000%, 08/01/26	575	575,000
TOTAL MARYLAND		2,240,001
MASSACHUSETTS — (4.5%)
City of Fall River (GO)
4.000%, 01/29/27	936	940,628
City of Quincy (GO)
5.000%, 08/13/27	517	527,576
City of Revere (GO)
4.000%, 07/29/27	2,850	2,882,286
City of Somerville (GO)
4.000%, 05/28/27	750	756,940
Massachusetts Development Finance Agency (RB) Series F
5.000%, 07/01/28	20	20,851
Massachusetts Development Finance Agency (RB) Series N-1
5.000%, 07/01/27	100	101,630
Town of Nantucket (GO)
4.000%, 07/23/27	1,871	1,891,564
Town of Westborough (GO)
4.000%, 10/27/26	1,020	1,023,092
Town of Whitman (GO)
4.000%, 03/16/27	500	503,646
TOTAL MASSACHUSETTS		8,648,213
MICHIGAN — (2.4%)
Ann Arbor School District (GO)
5.000%, 05/01/27	1,500	1,524,738
	Face Amount^	Value†
	(000)
MICHIGAN — (Continued)
Birmingham City School District (GO)
5.000%, 05/01/27	360	$366,098
Central Michigan University (RB)
5.000%, 10/01/33	480	505,143
Grand Rapids Public Schools (GO) (AG)
5.000%, 05/01/27	305	309,690
Grandville Public Schools (GO) (AG)
5.000%, 05/01/27	70	71,144
Jackson Public Schools (GO) (Q-SBLF)
5.000%, 05/01/27	685	696,144
Livonia Public Schools (GO) (AG)
5.000%, 05/01/27	55	55,928
5.000%, 05/01/28	60	62,099
Mona Shores Public Schools (GO) (BAM) Series II
5.000%, 05/01/27	40	40,633
5.000%, 05/01/28	50	51,810
Pinckney Community Schools (GO) (Q-SBLF) Series II
5.500%, 05/01/28	135	141,073
Portage Public Schools (GO) (BAM)
6.000%, 11/01/26	55	55,434
6.000%, 11/01/27	30	31,196
Saginaw Valley State University (RB) Series A
5.000%, 07/01/27	100	101,884
5.000%, 07/01/28	165	171,268
South Lyon Community Schools (GO) Series I
5.000%, 05/01/27	60	60,994
Troy School District (GO) (Q-SBLF)
5.000%, 05/01/27	100	101,672
Warren Consolidated Schools (GO) (Q-SBLF)
5.000%, 05/01/27	240	243,940
5.000%, 05/01/28	155	160,825
TOTAL MICHIGAN		4,751,713
MINNESOTA — (0.1%)
City of St. Cloud (RB)
5.000%, 05/01/27	40	40,616
Minnesota Health & Education Facilities Authority (RB)
5.000%, 12/01/26	60	60,378
5.000%, 12/01/27	35	35,917
TOTAL MINNESOTA		136,911

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
MISSISSIPPI — (0.1%)
State of Mississippi (GO) Series A
5.000%, 10/01/30	125	$128,221
MISSOURI — (0.0%)
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 05/15/27	105	106,873
MONTANA — (0.1%)
Montana Facility Finance Authority (RB) Series A
5.000%, 06/01/27	250	254,196
NEBRASKA — (0.0%)
City of Omaha (GO) Series B
5.000%, 04/15/27	25	25,417
NEVADA — (1.8%)
Clark County Water Reclamation District (GO)
5.000%, 07/01/27	320	327,166
5.000%, 07/01/28	460	480,454
County of Clark (GO)
5.000%, 07/01/27	1,800	1,839,489
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/27	460	469,017
Washoe County School District (GO) Series A
5.000%, 06/01/27	85	86,687
5.000%, 06/01/28	90	93,769
Washoe County School District (GO) Series C
4.000%, 10/01/33	160	160,814
TOTAL NEVADA		3,457,396
NEW HAMPSHIRE — (0.8%)
City of Manchester (GO)
4.000%, 11/12/26	1,480	1,484,960
NEW JERSEY — (9.3%)
City of Hoboken (GO) Series A
4.000%, 03/08/27	1,035	1,042,263
City of New Brunswick (GO)
4.000%, 09/08/26	1,000	1,001,050
City of Newark (GO)
4.000%, 12/11/26	1,250	1,253,967
City of Plainfield (GO)
4.000%, 08/03/27	1,300	1,314,680
County of Essex (GO)
4.000%, 07/07/27	1,250	1,263,751
County of Union (GO)
4.000%, 06/11/27	2,500	2,524,806
	Face Amount^	Value†
	(000)
NEW JERSEY — (Continued)
Essex County Improvement Authority (RN)
4.000%, 03/12/27	595	$599,333
Monmouth County Improvement Authority (RN)
4.000%, 03/12/27	735	740,303
New Jersey Educational Facilities Authority (RB) Series B
5.500%, 09/01/29	565	565,998
New Jersey Health Care Facilities Financing Authority (RB)
5.000%, 07/01/28	1,070	1,077,255
Township of Bloomfield (GO)
4.000%, 03/11/27	500	503,774
Township of Bridgewater (GO) Series A
4.000%, 07/28/27	1,300	1,314,252
Township of East Brunswick (GO)
4.000%, 07/13/27	250	252,616
Township of Hopewell/Cumberland County (GO)
4.000%, 09/21/26	900	901,340
Township of Morris (GO)
3.750%, 09/24/26	500	500,692
Township of Old Bridge (GO)
4.000%, 09/09/26	305	305,405
Township of Voorhees (GO) Series A
4.000%, 09/17/26	750	750,993
Township of Woodbridge (GO)
4.000%, 03/12/27	1,000	1,007,523
Westfield School District (GO)
4.000%, 09/03/26	1,020	1,020,969
TOTAL NEW JERSEY		17,940,970
NEW MEXICO — (0.4%)
Albuquerque Municipal School District No. 12 (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/27	555	567,357
Albuquerque Municipal School District No. 12 (GO) (ST AID WITHHLDG) Series B
5.000%, 08/01/26	215	215,000
TOTAL NEW MEXICO		782,357
NEW YORK — (6.7%)
Amherst Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/05/26	1,250	1,250,069

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
NEW YORK — (Continued)
Bay Shore Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 07/08/27	2,000	$2,021,331
City of New York (GO) Series A-1
5.000%, 08/01/27	400	408,720
4.000%, 08/01/32	645	645,041
5.000%, 08/01/33	130	130,192
Guilderland Central School District (GO) (ST AID WITHHLDG)
4.000%, 07/23/27	250	252,579
Pelham Union Free School District (GO)
4.000%, 07/08/27	1,200	1,213,792
Randolph Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/25/27	1,250	1,262,558
South Orangetown Central School District (GO) (ST AID WITHHLDG) Series B
4.000%, 08/05/26	1,100	1,100,074
Three Village Central School District Brookhaven & Smithtown (GO) (ST AID WITHHLDG)
4.000%, 06/24/27	1,250	1,260,322
Town of Oyster Bay (GO)
4.000%, 08/21/26	1,145	1,145,508
Town of Tonawanda (GO)
4.000%, 08/21/26	590	590,210
Town of Webster (GO)
4.000%, 08/25/26	1,250	1,250,948
Village of Freeport (GO) Series F
3.750%, 11/12/26	385	385,805
TOTAL NEW YORK		12,917,149
NORTH CAROLINA — (2.3%)
Charlotte-Mecklenburg Hospital Authority (RB) Series B
3.000%, 01/15/38	700	700,000
Charlotte-Mecklenburg Hospital Authority (RB) Series G
3.000%, 01/15/48	455	455,000
Charlotte-Mecklenburg Hospital Authority (RB) Series H
3.000%, 01/15/48	1,595	1,595,000
	Face Amount^	Value†
	(000)
NORTH CAROLINA — (Continued)
City of Asheville Water System Revenue (RB)
5.000%, 08/01/27	45	$46,081
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 12/01/27	60	61,818
North Carolina Municipal Power Agency No. 1 (RB)
5.000%, 01/01/27	250	252,358
State of North Carolina (RB)
5.000%, 03/01/33	1,250	1,304,324
TOTAL NORTH CAROLINA		4,414,581
OHIO — (2.1%)
City of Cleveland Airport System Revenue (RB) Series A
5.000%, 01/01/27	295	297,540
City of Marysville Wastewater Treatment System Revenue (RB) (BAM)
5.000%, 12/01/26	140	141,066
5.000%, 12/01/27	55	56,674
5.000%, 12/01/28	55	57,760
Cleveland State University (RB) (BAM) Series C
5.000%, 06/01/27	65	66,096
County of Allen Hospital Facilities Revenue (RB) Series A
5.000%, 12/01/26	1,235	1,242,863
County of Allen Hospital Facilities Revenue (RB) Series C
3.100%, 06/01/34	750	750,000
Ohio Higher Educational Facility Commission (RB)
5.000%, 05/01/28	700	716,464
Ohio Higher Educational Facility Commission (RB) Series B-2
2.950%, 01/01/39	280	280,000
University of Akron (RB) Series A
4.000%, 01/01/28	445	451,825
TOTAL OHIO		4,060,288
OKLAHOMA — (1.7%)
Cleveland County Independent School District No. 29 Norman (GO)
4.000%, 03/01/27	1,100	1,107,084

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
OKLAHOMA — (Continued)
Oklahoma County Independent School District No. 12 Edmond (GO) Series B
4.000%, 08/01/28	1,020	$1,043,880
Oklahoma Municipal Power Authority (RB) (AG) Series A
5.000%, 01/01/27	225	226,965
Tulsa County Independent School District No. 1 Tulsa (GO) Series B
4.000%, 08/01/28	1,000	1,021,653
TOTAL OKLAHOMA		3,399,582
OREGON — (0.0%)
City of Eugene Electric Utility System Revenue (RB)
5.000%, 08/01/27	85	86,968
PENNSYLVANIA — (1.0%)
City of Philadelphia (GO) Series B
5.000%, 02/01/36	185	193,012
City of Philadelphia (GO) Series C
5.000%, 08/01/26	525	525,000
Commonwealth of Pennsylvania (GO) Series 2ND
4.000%, 09/15/32	870	869,985
County of Lehigh (RB) Series A
5.000%, 08/15/28	125	129,674
Pennsylvania Higher Educational Facilities Authority (RB) Series A
5.000%, 08/15/27	140	143,224
Pittsburgh Water & Sewer Authority (RB) Series A
5.000%, 09/01/27	25	25,560
TOTAL PENNSYLVANIA		1,886,455
RHODE ISLAND — (0.7%)
Town of South Kingstown (GO) Series 1
4.000%, 06/23/27	1,300	1,314,236
SOUTH CAROLINA — (1.4%)
Orangeburg County School District (GO)
5.000%, 08/13/26	585	585,363
	Face Amount^	Value†
	(000)
SOUTH CAROLINA — (Continued)
South Carolina Public Service Authority (RB) Series C
5.000%, 12/01/26	200	$201,399
Spartanburg County School District No. 5 (GO)
5.000%, 06/15/27	1,810	1,843,461
TOTAL SOUTH CAROLINA		2,630,223
SOUTH DAKOTA — (0.1%)
South Dakota Health & Educational Facilities Authority (RB) Series B
5.000%, 11/01/26	230	231,051
TENNESSEE — (2.2%)
City of Johnson City (GO) Series A
5.000%, 06/01/27	230	234,255
5.000%, 06/01/28	235	244,488
City of Memphis (GO)
5.000%, 11/01/26	245	246,330
City of Memphis (GO) Series A
5.000%, 04/01/27	1,040	1,056,063
County of Rutherford (GO) Series B
5.000%, 04/01/27	185	187,919
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (RB) Series A
5.000%, 07/01/29	1,180	1,238,768
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB)
5.000%, 07/01/27	50	51,046
Metropolitan Nashville Airport Authority (RB) Series C
5.000%, 07/01/27	30	30,636
5.000%, 07/01/28	40	41,686
State of Tennessee (GO) Series B
5.000%, 08/01/30	1,000	1,005,287
TOTAL TENNESSEE		4,336,478
TEXAS — (21.6%)
Austin Independent School District (GO)
5.000%, 08/01/27	540	552,344
Bexar County Hospital District (GO)
5.000%, 02/15/27	200	202,307

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/26	1,235	$1,235,946
5.000%, 08/15/27	1,620	1,659,241
5.000%, 08/15/28	190	198,518
Board of Regents of the University of Texas System (RB) Series B
5.000%, 08/15/27	480	491,627
Board of Regents of the University of Texas System (RB) Series C
5.000%, 08/15/27	160	163,876
City of Austin (GO)
5.000%, 09/01/26	435	435,772
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/26	130	130,825
5.000%, 11/15/27	80	82,337
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/27	410	422,241
5.000%, 11/15/31	240	241,272
City of Brownsville (GO) Series A
5.000%, 02/15/28	1,340	1,386,484
City of Carrollton (GO)
5.000%, 08/15/26	180	180,125
City of Dallas (GO)
5.000%, 08/15/27	645	660,431
City of Dallas (GO) Series A
5.000%, 02/15/27	435	440,389
City of Dallas Waterworks & Sewer System Revenue (RB)
5.000%, 10/01/26	145	145,541
City of El Paso (GO)
5.000%, 08/15/26	140	140,106
5.000%, 08/15/34	1,000	1,000,711
City of El Paso (GO) Series A
5.000%, 08/15/26	635	635,480
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/27	100	101,324
City of Garland Electric Utility System Revenue (RB) (AG)
5.000%, 03/01/27	50	50,688
5.000%, 03/01/28	50	51,845
City of Georgetown Utility System Revenue (RB)
5.000%, 08/15/26	95	95,069
5.000%, 08/15/27	85	86,963
City of Grand Prairie (GO)
5.000%, 02/15/27	475	480,784
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
City of Greenville Electric System Revenue (RB) (BAM)
5.000%, 02/15/28	1,015	$1,047,424
City of Irving (GO)
5.000%, 09/15/27	330	338,726
City of Kyle (GO) (AG)
5.000%, 08/15/26	325	325,244
City of Midlothian (GO)
5.000%, 08/15/26	500	500,385
City of Pearland (GO)
5.000%, 03/01/27	440	445,749
City of Pearland (GO) Series A
5.000%, 03/01/27	110	111,437
City of San Antonio (GO)
5.000%, 02/01/27	335	339,064
City of San Antonio Electric & Gas Systems Revenue (RB)
4.000%, 02/01/28	425	425,407
City of Temple (GO)
5.000%, 08/01/26	140	140,000
5.000%, 08/01/27	65	66,499
City of Temple Utility System Revenue (RB)
5.000%, 08/01/26	55	55,000
5.000%, 08/01/27	35	35,807
City of Waco (GO)
5.000%, 02/01/28	75	77,584
Clear Creek Independent School District (GO) (PSF-GTD)
5.000%, 02/15/33	510	514,996
Cleburne Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	655	655,491
Clifton Higher Education Finance Corp. (RB) (PSF-GTD)
5.000%, 04/01/27	210	212,984
Clint Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	450	450,319
Coppell Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	350	358,337
County of Dallas (GO)
5.000%, 08/15/27	210	215,197
5.000%, 08/15/28	940	982,162
County of Denton (GO)
5.000%, 07/15/27	265	270,836
5.000%, 07/15/28	625	652,600
County of El Paso (GO)
5.000%, 02/15/27	240	243,076

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
County of Fort Bend Toll Road Revenue (RB) (AG)
5.000%, 03/01/27	155	$156,971
County of Harris (GO) Series A
5.000%, 09/15/27	1,085	1,112,359
County of Hidalgo (GO)
5.000%, 08/15/26	320	320,222
County of Montgomery (GO) Series A
5.000%, 03/01/27	215	217,883
Crockett County Consolidated Common School District No. 1 (GO) (PSF-GTD)
5.000%, 08/15/26	185	185,134
Dallas Area Rapid Transit (RB)
5.000%, 12/01/33	1,250	1,319,226
Dripping Springs Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	95	96,217
Eagle Pass Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	590	603,811
El Paso County Hospital District (GO) (AG)
5.000%, 02/15/27	80	80,837
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/27	515	522,939
5.000%, 07/01/28	425	441,951
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	225	227,812
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	250	253,004
Houston Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/27	740	748,892
Humble Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	500	506,061
Humble Independent School District (GO) Series B
5.000%, 02/15/27	180	182,182
Lancaster Independent School District (GO) (BAM) Series B
5.000%, 02/15/27	300	303,557
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Lewisville Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	185	$185,130
Little Elm Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	250	250,179
Lower Colorado River Authority (RB) (AG)
5.000%, 05/15/27	565	575,392
Lower Colorado River Authority (RB) Series A
5.000%, 05/15/27	185	188,272
Midland County Hospital District (GO)
5.000%, 05/15/29	820	860,389
Midway Independent School District/McLennan County (GO) (PSF-GTD)
5.000%, 08/15/26	250	250,192
5.000%, 08/15/27	115	117,787
North East Texas Regional Mobility Authority (RB) Series A
5.000%, 01/01/27	95	95,755
North Harris County Regional Water Authority (RB)
5.000%, 12/15/33	1,095	1,101,521
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/26	925	926,671
5.000%, 09/01/31	330	330,464
North Texas Municipal Water District Water System Revenue (RB) Series A
5.000%, 09/01/28	595	621,661
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	175	179,349
Northwest Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	370	374,742
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	585	592,404
Sands Consolidated Independent School District (GO) (BAM)
5.000%, 02/15/28	455	469,120
Spring Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	1,500	1,537,279

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
TEXAS — (Continued)
Spring Independent School District (GO) Series B
5.000%, 08/15/26	100	$100,079
State of Texas (GO) Series A
5.000%, 10/01/31	405	413,952
State of Texas (GO) Series B
5.000%, 10/01/31	395	403,731
Stephen F Austin State University (RB)
5.000%, 10/15/26	1,000	1,004,231
5.000%, 10/15/29	720	722,849
Tarrant County Cultural Education Facilities Finance Corp. (RB)
5.000%, 12/01/27	815	838,303
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series E
5.000%, 11/15/28	165	172,919
Texas A&M University (RB) Series A
5.000%, 05/15/27	185	188,141
Texas State Technical College (RB) (AG) Series A
5.000%, 08/01/28	880	917,072
Texas State University System (RB) Series A
5.000%, 03/15/27	125	126,842
Texas Tech University System (RB) Series A
5.000%, 02/15/27	135	136,643
Texas Transportation Commission (GO)
5.000%, 04/01/28	120	124,687
Town of Flower Mound (GO)
5.000%, 03/01/27	285	288,872
Travis County Healthcare District (GO)
5.000%, 03/01/27	75	75,967
University of Houston (RB) Series A
5.000%, 02/15/28	410	424,467
Upper Trinity Regional Water District (RB) (BAM)
5.000%, 08/01/26	140	140,000
TOTAL TEXAS		41,750,690
UTAH — (0.5%)
City of Salt Lake City Public Utilities Revenue (RB) Series C
5.000%, 02/01/27	520	526,078
Utah Transit Authority (RB)
5.000%, 12/15/26	360	363,128
TOTAL UTAH		889,206
	Face Amount^	Value†
	(000)
VIRGINIA — (0.4%)
County of Fairfax (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/32	270	$271,500
Lynchburg Economic Development Authority (RB) Series B
5.000%, 01/01/27	50	50,394
5.000%, 01/01/28	85	87,256
Virginia Commonwealth Transportation Board (RB)
5.000%, 03/15/27	170	172,505
5.000%, 03/15/28	205	212,770
TOTAL VIRGINIA		794,425
WASHINGTON — (7.4%)
City of Seattle (GO)
4.000%, 12/01/32	375	375,052
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 05/01/27	100	101,785
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 02/01/27	205	207,416
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 08/01/29	2,650	2,818,593
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/26	1,150	1,158,691
Clark County School District No. 37 Vancouver (GO) (SCH BD GTY)
5.000%, 12/01/32	600	623,993
County of Spokane (GO)
5.000%, 12/01/26	45	45,345
5.000%, 12/01/27	25	25,768
Energy Northwest (RB) Series A
5.000%, 07/01/33	145	149,902
5.000%, 07/01/36	1,065	1,110,859
King County School District No. 403 Renton (GO) (SCH BD GTY)
4.000%, 12/01/32	875	875,116
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/28	620	651,848
King County School District No. 406 Tukwila (GO) (SCH BD GTY)
5.000%, 12/01/28	235	246,095

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 409 Tahoma (GO) (SCH BD GTY)
5.000%, 12/01/26	65	$65,474
5.000%, 12/01/27	60	61,851
Pierce County School District No. 3 Puyallup (GO) (SCH BD GTY)
5.000%, 12/01/26	1,400	1,410,996
Public Utility District No. 1 of Cowlitz County (RB)
5.000%, 09/01/26	115	115,189
Snohomish County Public Utility District No. 1 Electric System Revenue (RB) Series A
5.000%, 12/01/26	130	130,957
5.000%, 12/01/27	175	180,400
Snohomish County School District No. 103 Monroe (GO) (SCH BD GTY)
5.000%, 12/01/26	105	105,818
5.000%, 12/01/27	35	36,099
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/26	105	105,793
5.000%, 12/01/27	135	139,112
Snohomish County School District No. 4 Lake Stevens (GO) (SCH BD GTY)
5.000%, 12/01/26	640	644,984
State of Washington (GO) Series 2017-A
5.000%, 08/01/26	505	505,000
5.000%, 08/01/33	1,115	1,115,000
State of Washington (GO) Series B
5.000%, 08/01/29	145	145,000
University of Washington (RB)
5.000%, 12/01/26	510	513,819
5.000%, 12/01/27	95	97,867
Washington Health Care Facilities Authority (RB) Series A
5.000%, 03/01/27	105	106,311
Washington Health Care Facilities Authority (RB) Series A-1
5.000%, 08/01/27	500	509,595
TOTAL WASHINGTON		14,379,728
WISCONSIN — (3.8%)
City of Madison (GO) Series B
5.000%, 10/01/26	870	873,154
	Face Amount^	Value†
	(000)
WISCONSIN — (Continued)
City of Milwaukee Sewerage System Revenue (RB) Series S2
5.000%, 06/01/27	120	$121,963
5.000%, 06/01/28	135	139,741
City of Racine (GO)
4.500%, 03/15/27	485	485,500
Madison Metropolitan School District (RN)
5.000%, 09/01/26	1,300	1,302,276
Madison Metropolitan School District (GO) Series A
5.000%, 03/01/27	1,005	1,018,229
State of Wisconsin (GO) Series 2
5.000%, 11/01/26	650	653,725
State of Wisconsin (GO) Series A
5.000%, 05/01/28	500	520,198
State of Wisconsin (GO) Series B
5.000%, 05/01/27	1,075	1,093,945
5.000%, 05/01/28	790	821,912
University of Wisconsin Hospitals & Clinics (RB) Series C
3.050%, 04/01/54	355	355,000
TOTAL WISCONSIN		7,385,643
TOTAL MUNICIPAL BONDS (Cost $190,544,118)		190,297,689
COMMERCIAL PAPER — (1.4%)
Board of Regents of the University of Texas System
2.550%, 09/03/26	500	499,970
2.550%, 09/08/26	1,000	999,878
Minnesota Agricultural & Economic Development Board
2.620%, 11/04/26	544	543,780
University of Pittsburgh-of the Commonwealth System of Higher Education
2.480%, 11/05/26	700	699,715
TOTAL COMMERCIAL PAPER (Cost $2,744,000)		2,743,343

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Shares	Value†
MONEY MARKET FUNDS — (0.2%)
BlackRock Liquidity Funds MuniCash	446,610	$446,654
TOTAL INVESTMENTS — (100.0%)
(Cost $193,734,772)^^		$193,487,686

BAM	Build America Mutual
GO	General Obligation
PSF-GTD	Public School Fund Guarantee
Q-SBLF	School Bond Qualification and Loan Program
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$190,297,689	—	$190,297,689
Commercial Paper	—	2,743,343	—	2,743,343
Money Market Funds	$446,654	—	—	446,654
Total Investments in Securities	$446,654	$193,041,032	—	$193,487,686

DFA California Short-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (95.5%)
CALIFORNIA — (95.5%)
Anaheim Housing & Public Improvements Authority (RB) Series A
5.000%, 10/01/26	550	$552,141
Anaheim Housing & Public Improvements Authority (RB) Series B
5.000%, 10/01/26	2,740	2,750,664
5.000%, 10/01/28	475	499,577
Anaheim Housing & Public Improvements Authority (RB) Series E
5.000%, 10/01/29	2,025	2,076,996
Antelope Valley Union High School District (GO) Series A
5.000%, 08/01/26	1,350	1,350,000
5.000%, 08/01/27	895	918,842
5.000%, 08/01/28	885	931,107
Apple Valley Unified School District (GO) (BAM)
5.000%, 08/01/26	780	780,000
Atascadero Unified School District (GO) Series A
5.000%, 08/01/26	565	565,000
Banning Unified School District (GO) (AG) Series A
5.000%, 08/01/27	430	439,915
Bay Area Toll Authority (RB) Series A
2.700%, 04/01/55	17,950	17,950,000
Beaumont Public Improvement Authority (RB) Series A
5.000%, 09/01/26	510	511,043
5.000%, 09/01/27	355	364,992
Belmont-Redwood Shores School District (GO) Series A
5.000%, 08/01/26	780	780,000
Beverly Hills Unified School District (GO)
5.000%, 08/01/26	810	810,000
5.000%, 08/01/27	660	677,385
Buena Park School District (GO)
8.000%, 08/01/26	1,320	1,320,000
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Burbank Unified School District (GO)
5.000%, 08/01/26	500	$500,000
5.000%, 08/01/28	2,500	2,627,243
Cabrillo Unified School District (GO) Series B
5.000%, 08/01/28	450	472,095
Cajon Valley Union School District (GO)
5.000%, 08/01/27	1,000	1,025,444
5.000%, 08/01/28	850	891,735
California Health Facilities Financing Authority (RB)
5.000%, 11/15/29	1,070	1,077,155
5.000%, 02/01/30	1,120	1,131,956
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/26	1,215	1,223,471
4.000%, 03/01/28	4,660	4,661,141
5.000%, 08/15/28	1,035	1,083,817
5.000%, 10/01/29	2,390	2,393,015
5.000%, 11/15/34	1,000	1,022,468
California Health Facilities Financing Authority (RB) Series B
2.850%, 03/01/41	1,430	1,430,000
¤ 5.000%, 11/15/46 (Pre-refunded @ $100, 11/15/26)	2,900	2,919,701
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/28	750	766,300
California School Cash Reserve Program Authority (RN) Series C
4.000%, 05/28/27	6,385	6,453,449
California State Public Works Board (RB) Series A
5.000%, 04/01/27	1,085	1,103,223
5.000%, 02/01/28	1,125	1,167,137
5.000%, 09/01/29	2,000	2,134,505
California State Public Works Board (RB) Series B
5.000%, 06/01/27	1,560	1,592,790
5.000%, 12/01/28	1,925	2,027,092
5.000%, 10/01/29	1,265	1,296,574

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State Public Works Board (RB) Series C
5.000%, 09/01/26	1,720	$1,723,341
5.000%, 09/01/28	8,726	9,145,874
5.000%, 11/01/28	1,100	1,156,566
4.000%, 11/01/31	5,375	5,381,538
5.000%, 11/01/33	2,190	2,200,905
California State Public Works Board (RB) Series D
5.000%, 04/01/27	2,030	2,038,109
4.000%, 04/01/32	1,310	1,310,716
4.000%, 04/01/33	545	545,197
California State Public Works Board (RB) Series F
5.000%, 05/01/28	1,275	1,284,462
California State Public Works Board (RB) Series H
5.000%, 04/01/32	1,270	1,285,870
California State University (RB) Series A
5.000%, 11/01/26	1,175	1,182,374
5.000%, 11/01/27	4,895	5,045,945
5.000%, 11/01/28	4,550	4,788,551
5.000%, 11/01/30	4,975	5,018,966
5.000%, 11/01/32	5,050	5,052,601
5.000%, 11/01/33	3,400	3,401,751
4.000%, 11/01/34	8,650	8,652,558
California Statewide Communities Development Authority (RB) Series A
5.000%, 12/01/26	930	937,240
Campbell Union High School District (GO) Series A
5.000%, 08/01/27	1,750	1,796,794
5.000%, 08/01/28	1,740	1,832,044
Cerritos Community College District (GO) Series B
5.000%, 08/01/27	2,400	2,462,260
5.000%, 08/01/28	560	589,063
Chabot-Las Positas Community College District (GO) Series D
5.000%, 08/01/28	630	661,436
City & County of San Francisco (COP) Series R1
5.000%, 04/01/27	2,810	2,855,501
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of Bakersfield Wastewater Revenue (RB) Series A
5.000%, 09/15/26	2,215	$2,220,991
5.000%, 09/15/27	1,105	1,136,812
5.000%, 09/15/28	1,060	1,118,142
5.000%, 09/15/29	1,240	1,334,253
City of Berkeley (RN)
5.000%, 07/22/27	4,000	4,096,245
City of Los Angeles (RN)
5.000%, 06/24/27	2,200	2,246,501
City of Los Angeles Solid Waste Resources Revenue (RB) Series A
5.000%, 02/01/27	1,285	1,300,781
City of Los Angeles Wastewater System Revenue (RB) Series A
5.000%, 06/01/27	945	964,777
5.000%, 06/01/28	3,650	3,814,873
City of Oakland (RN)
5.000%, 06/30/27	6,000	6,128,435
City of Oakland (GO)
5.000%, 07/15/27	2,045	2,091,978
City of Oxnard Wastewater Revenue (RB) (BAM)
5.000%, 06/01/27	495	505,647
City of Redding Electric System Revenue (RB)
5.000%, 06/01/27	2,045	2,084,070
5.000%, 06/01/28	2,220	2,310,556
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/26	850	850,000
5.000%, 08/01/27	2,300	2,359,437
5.000%, 08/01/28	830	871,913
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
5.000%, 11/01/26	1,310	1,318,094
5.000%, 11/01/27	1,765	1,775,957
5.000%, 11/01/28	1,490	1,498,878
5.000%, 11/01/29	1,015	1,090,849
City of San Francisco Public Utilities Commission Water Revenue (RB) Series B
4.000%, 11/01/30	1,255	1,257,969
City of San Francisco Public Utilities Commission Water Revenue (RB) Series F
5.000%, 11/01/26	4,060	4,085,087
5.000%, 11/01/27	3,590	3,702,986

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of San Mateo (ST) (BAM)
5.000%, 09/01/26	250	$250,396
City of Santa Clara (GO) Series A
5.000%, 08/01/27	1,375	1,412,178
Clovis Unified School District (GO) Series A
5.000%, 08/01/26	1,295	1,295,000
Corona-Norco Unified School District (GO)
5.000%, 08/01/26	925	925,000
5.000%, 08/01/27	575	589,287
5.000%, 08/01/28	585	613,957
5.000%, 08/01/29	590	631,079
County of Kern (COP) (AG) Series A
5.000%, 11/01/26	1,240	1,246,895
County of Los Angeles (RN) Series A
5.000%, 06/30/27	13,620	13,912,855
County of Riverside (RN)
5.000%, 06/30/27	11,925	12,186,841
County of San Diego (COP) Series A
5.000%, 10/01/27	665	685,424
5.000%, 10/01/28	1,325	1,396,135
Covina-Valley Unified School District (GO)
5.000%, 08/01/27	365	373,971
5.000%, 08/01/28	340	356,468
Cupertino Union School District (COP)
5.000%, 06/01/28	250	261,247
Desert Community College District (GO)
5.000%, 08/01/27	1,170	1,201,402
5.000%, 08/01/28	695	731,208
East Bay Municipal Utility District Water System Revenue (RB) Series B
5.000%, 06/01/30	1,490	1,519,584
East Side Union High School District (GO)
5.000%, 08/01/27	1,950	1,998,063
5.000%, 08/01/28	1,860	1,951,326
East Side Union High School District (GO) Series A
5.000%, 08/01/27	1,485	1,521,602
5.000%, 08/01/28	765	802,561
East Side Union High School District (GO) Series D
5.000%, 08/01/27	1,110	1,137,359
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
East Side Union High School District (GO) (AG) Series A
5.000%, 08/01/26	2,185	$2,185,000
El Dorado Irrigation District (RB) Series A
5.000%, 03/01/27	2,205	2,238,655
5.000%, 03/01/28	2,460	2,560,869
El Monte Union High School District (GO)
5.000%, 06/01/27	500	510,796
Elk Grove Unified School District (GO)
5.500%, 08/01/27	3,000	3,094,885
Folsom Cordova Unified School District (GO) Series C
5.000%, 10/01/27	400	411,912
5.000%, 10/01/28	415	437,460
Fontana Public Facilities Financing Authority (RB) Series A
5.000%, 11/01/26	500	503,077
Foothill-De Anza Community College District (GO) Series D
5.000%, 08/01/27	530	543,696
Fremont Unified School District/Alameda County (GO) Series A
8.000%, 08/01/26	5,000	5,000,000
8.000%, 08/01/27	2,000	2,110,315
Fremont Union High School District (GO)
5.000%, 08/01/27	2,785	2,857,803
5.000%, 08/01/28	1,035	1,089,336
Fresno Unified School District (GO) Series A
5.000%, 08/01/26	1,835	1,835,000
5.000%, 08/01/27	1,350	1,383,274
Fullerton Joint Union High School District (GO) Series A
8.000%, 08/01/26	1,305	1,305,000
Glendale Community College District (GO) Series A
5.000%, 08/01/27	1,155	1,187,153
Grossmont Healthcare District (GO) Series F
5.000%, 07/15/27	365	373,485
Hayward Unified School District (GO) (BAM) Series B
5.000%, 08/01/26	1,555	1,555,000

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 08/01/27	695	$712,199
Imperial Irrigation District Electric System Revenue (RB)
5.000%, 11/01/26	2,005	2,017,637
5.000%, 11/01/27	730	753,430
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/26	360	362,180
Irvine Facilities Financing Authority (RB) Series A
5.000%, 05/01/30	1,285	1,294,588
Irvine Ranch Water District (SA) Series A-1
2.800%, 10/01/37	1,015	1,015,000
Irvine Ranch Water District (RB) Series B
5.000%, 05/01/27	350	356,824
Jefferson Union High School District (GO) Series B
5.000%, 08/01/26	365	365,000
5.000%, 08/01/27	155	159,052
5.000%, 08/01/28	225	236,362
5.000%, 08/01/29	450	481,466
Los Angeles Community College District (GO)
5.000%, 08/01/27	5,520	5,664,849
5.000%, 08/01/28	4,440	4,667,760
Los Angeles Community College District (GO) Series C
5.000%, 08/01/26	1,765	1,765,000
Los Angeles Community College District (GO) Series F
5.000%, 08/01/27	2,105	2,160,237
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
4.000%, 07/01/27	5,995	5,999,703
5.000%, 07/01/34	5,820	5,924,040
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series B
5.000%, 06/01/27	5,500	5,616,928
5.000%, 06/01/28	2,500	2,616,131
Los Angeles County Public Works Financing Authority (RB) Series H
5.000%, 12/01/28	1,060	1,121,121
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles County Public Works Financing Authority (RB) Series J
5.000%, 12/01/26	1,010	$1,018,400
5.000%, 12/01/27	845	873,318
5.000%, 12/01/28	800	846,129
Los Angeles County Sanitation Districts Financing Authority (RB) Series A
5.000%, 10/01/26	425	426,856
5.000%, 10/01/27	675	695,889
5.000%, 10/01/28	440	464,576
5.000%, 10/01/29	475	511,539
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/28	3,665	3,771,148
Los Angeles Department of Water & Power Water System Revenue (RB) Series C
5.000%, 07/01/27	275	280,608
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/27	11,525	11,774,687
5.000%, 07/01/28	1,920	2,005,007
5.000%, 07/01/29	6,005	6,390,815
5.000%, 07/01/30	4,010	4,333,592
Los Angeles Unified School District (GO) Series B
5.000%, 07/01/28	3,665	3,671,408
5.000%, 07/01/30	850	851,449
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/30	3,300	3,403,097
Los Angeles Unified School District (GO) Series QRR
5.000%, 07/01/28	2,100	2,192,976
Los Rios Community College District (GO)
5.000%, 08/01/26	650	650,000
5.000%, 08/01/27	2,530	2,593,869
Lucia Mar Unified School District (GO) Series A
5.000%, 08/01/27	415	426,553
5.000%, 08/01/28	325	341,932
Manhattan Beach Unified School District (GO) Series A
5.000%, 09/01/27	5,510	5,674,627

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Mendocino-Lake Community College District (GO) (BAM)
5.000%, 08/01/27	1,200	$1,201,400
Metropolitan Water District of Southern California (RB) Series A
5.000%, 07/01/35	1,025	1,070,789
Modesto Irrigation District (RB) Series A
5.000%, 10/01/28	1,870	1,871,927
5.000%, 10/01/31	1,090	1,091,123
Moreno Valley Public Financing Authority (RB) Series A
5.000%, 11/01/26	360	362,135
Moreno Valley Unified School District (GO) (BAM) Series A
5.000%, 08/01/26	640	640,000
5.000%, 08/01/27	640	656,411
Mount Diablo Unified School District (GO)
5.000%, 08/01/28	920	965,172
Mountain View-Whisman School District (GO) Series C
5.000%, 09/01/26	400	400,761
Mt San Antonio Community College District (GO) Series A
5.000%, 08/01/27	2,050	2,105,020
Municipal Improvement Corp. of Los Angeles (RB) Series B
5.000%, 11/01/27	4,145	4,168,755
5.000%, 11/01/30	1,665	1,674,542
5.000%, 11/01/31	1,440	1,448,253
Municipal Water District of Orange County Water Facilities Corp. (RB) Series A
5.000%, 08/15/32	1,500	1,518,751
Napa Valley Unified School District (GO) Series A
5.000%, 08/01/27	210	215,427
New Haven Unified School District (GO) Series A
5.000%, 08/01/26	330	330,000
Newark Unified School District (GO) Series A
5.000%, 08/01/27	275	282,216
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Northern California Transmission Agency (RB) Series A
5.000%, 05/01/27	1,250	$1,273,157
Oak Grove School District (GO) Series B
5.000%, 08/01/27	2,800	2,874,870
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/28	3,200	3,200,000
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/28	1,700	1,780,083
Oakland Unified School District/Alameda County (GO) (AG) Series A
5.000%, 08/01/31	220	224,519
Ohlone Community College District (GO)
5.000%, 08/01/27	1,125	1,154,409
Ontario Public Financing Authority (RB) Series A
5.000%, 11/01/26	715	719,221
5.000%, 11/01/27	695	717,741
Orchard School District (GO)
5.000%, 08/01/27	225	230,680
Orchard School District (GO) Series A
5.000%, 08/01/27	325	333,172
5.000%, 08/01/28	500	524,550
Pajaro Valley Unified School District (GO)
5.000%, 08/01/26	530	530,000
Pajaro Valley Unified School District (GO) Series A
5.000%, 08/01/26	11,000	11,000,000
5.000%, 08/01/27	1,640	1,683,362
Paramount Unified School District (GO)
5.000%, 08/01/27	1,050	1,076,402
5.000%, 08/01/28	520	545,324
Pasadena Unified School District (GO) Series A
5.000%, 08/01/27	1,665	1,706,369
Pasadena Unified School District (GO) Series D
5.000%, 08/01/27	1,455	1,491,152
Petaluma Joint Union High School District (GO) Series A
5.000%, 08/01/26	685	685,000

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Pittsburg Unified School District (GO) (AG)
5.000%, 08/01/26	425	$425,000
5.000%, 08/01/27	750	769,382
Pittsburg Unified School District (GO) (AG) Series A
5.000%, 08/01/26	475	475,000
Placentia-Yorba Linda Unified School District (COP)
5.000%, 10/01/26	285	286,114
5.000%, 10/01/27	100	102,943
Pleasanton Unified School District (GO)
5.000%, 08/01/26	1,450	1,450,000
Pomona Unified School District (GO) Series A
5.000%, 08/01/26	1,930	1,930,000
5.000%, 08/01/27	870	893,437
Poway Unified School District (GO)
5.000%, 08/01/26	1,005	1,005,000
Redondo Beach Unified School District (GO)
5.000%, 08/01/27	350	359,114
5.000%, 08/01/28	285	299,734
5.000%, 08/01/29	585	627,655
Redondo Beach Unified School District (GO) Series A
5.000%, 08/01/26	585	585,000
5.000%, 08/01/27	450	461,719
Redwoods Community College District (GO) (BAM)
5.000%, 08/01/26	1,710	1,710,000
Regents of the University of California Medical Center Pooled Revenue (RB) Series O-2
2.700%, 05/15/45	3,090	3,090,000
Riverside Community College District (GO) Series A
5.000%, 08/01/26	3,555	3,555,000
5.000%, 08/01/27	1,880	1,929,707
Riverside Unified School District (GO)
5.000%, 08/01/26	355	355,000
5.000%, 08/01/27	130	133,541
5.000%, 08/01/28	415	435,459
Riverside Unified School District (GO) Series D
5.000%, 08/01/26	425	425,000
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 08/01/27	295	$303,035
Sacramento City Financing Authority (RB)
5.000%, 12/01/26	505	509,367
5.000%, 12/01/27	470	486,377
5.000%, 12/01/28	585	617,792
Sacramento Municipal Utility District (RB) Series J
5.000%, 08/15/26	415	415,325
Sacramento Municipal Utility District (RB) Series P
5.000%, 09/15/29	2,500	2,684,574
Salinas Union High School District (GO) Series A
5.000%, 08/01/26	350	350,000
Salinas Union High School District (GO) Series B
5.000%, 08/01/26	600	600,000
San Bernardino Community College District (GO) Series F
5.000%, 08/01/26	510	510,000
San Bernardino County Transportation Authority (RB) Series A
5.000%, 03/01/27	1,055	1,071,469
5.000%, 03/01/28	2,505	2,610,095
San Diego Community College District (GO)
5.000%, 08/01/28	3,500	3,672,311
San Diego County Regional Transportation Commission (RB) Series A
5.000%, 04/01/27	1,740	1,772,679
5.000%, 04/01/28	1,380	1,443,810
San Diego County Water Authority (RB)
5.000%, 05/01/27	3,210	3,214,003
San Diego County/San Diego County School Districts (RN) Series A
5.000%, 08/31/26	15,010	15,033,305
San Diego Public Facilities Financing Authority (RB) Series A
5.000%, 10/15/26	2,045	2,054,902
5.000%, 08/01/27	9,170	9,404,231
5.000%, 10/15/27	2,255	2,324,058
5.000%, 08/01/28	9,415	9,879,155

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Unified School District (GO) (AG) Series E-2
5.500%, 07/01/27	2,655	$2,729,740
San Diego Unified School District (GO) Series R-9
5.000%, 07/01/29	7,500	8,012,500
San Francisco Bay Area Rapid Transit District (GO) Series E-1
5.000%, 08/01/27	4,275	4,385,049
San Francisco Bay Area Rapid Transit District (GO) Series H
5.000%, 08/01/26	5,555	5,555,000
5.000%, 08/01/27	2,980	3,056,713
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB) Series A
5.000%, 07/01/27	2,860	2,927,440
5.000%, 07/01/28	1,045	1,095,459
4.000%, 07/01/34	1,000	1,004,131
San Francisco City & County Airport Commission-San Francisco International Airport (RB) Series B
5.000%, 05/01/27	830	845,556
5.000%, 05/01/28	500	521,156
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series A
5.000%, 10/01/30	2,880	2,879,911
5.000%, 10/01/31	1,390	1,389,957
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series C
5.000%, 10/01/27	475	488,980
San Francisco Unified School District (GO) Series F&C
5.000%, 06/15/28	7,100	7,110,465
4.000%, 06/15/31	2,000	2,001,148
4.000%, 06/15/33	3,000	3,000,881
San Gabriel Unified School District (GO) Series A
8.000%, 08/01/26	1,965	1,965,000
8.000%, 08/01/27	1,535	1,619,979
8.000%, 08/01/28	1,850	2,048,208
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Joaquin Delta Community College District (GO) Series A
5.000%, 08/01/26	2,010	$2,010,000
5.000%, 08/01/27	865	887,526
San Joaquin Delta Community College District (GO) Series B
5.000%, 08/01/27	840	861,875
5.000%, 08/01/28	1,045	1,098,815
San Jose Unified School District (GO) Series A
5.000%, 08/01/26	4,865	4,865,000
5.000%, 08/01/27	5,485	5,624,012
San Juan Unified School District (GO)
5.000%, 08/01/27	1,625	1,666,508
5.000%, 08/01/28	3,985	4,183,845
5.000%, 08/01/29	4,500	4,818,690
San Leandro Unified School District (GO) Series B
5.000%, 08/01/26	175	175,000
5.000%, 08/01/27	140	143,730
San Luis Coastal Unified School District (GO) Series C
¤ 5.000%, 08/01/39 (Pre-refunded @ $100, 8/1/26)	750	750,000
San Marcos Unified School District (GO) Series A
5.000%, 08/01/26	1,200	1,200,000
San Mateo Foster City School District (GO) Series C
5.000%, 08/01/26	820	820,000
San Mateo Union High School District (GO) Series C
4.000%, 09/01/33	1,135	1,136,178
San Mateo Union High School District (GO) Series D
5.000%, 09/01/26	655	656,324
5.000%, 09/01/27	1,325	1,362,580
Santa Barbara Unified School District (RN)
5.000%, 06/30/27	3,750	3,839,820
Santa Clara County Financing Authority (RB) Series A
5.000%, 11/01/27	5,000	5,159,795
5.000%, 11/01/28	5,000	5,277,969

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Santa Clara Unified School District (GO)
5.000%, 08/01/27	8,590	$8,817,120
Santa Monica-Malibu Unified School District (GO) Series A
5.000%, 08/01/26	1,555	1,555,000
5.000%, 08/01/27	640	657,177
Santa Rosa High School District (GO)
5.000%, 08/01/27	945	968,104
5.000%, 08/01/28	900	944,909
Sequoia Union High School District (GO)
5.000%, 07/01/27	1,030	1,053,160
Southwestern Community College District (GO) Series A
5.250%, 08/01/27	1,195	1,227,728
5.250%, 08/01/28	785	827,969
State of California (GO)
5.000%, 08/01/26	2,405	2,405,000
4.000%, 09/01/26	2,485	2,487,859
5.000%, 09/01/26	7,110	7,123,641
4.000%, 11/01/26	7,785	7,813,555
5.000%, 11/01/26	3,415	3,435,771
5.000%, 03/01/27	11,400	11,565,480
5.000%, 04/01/27	4,730	4,808,502
3.500%, 08/01/27	4,450	4,487,560
5.000%, 08/01/27	10,155	10,408,428
5.000%, 10/01/27	12,665	13,032,007
5.000%, 11/01/27	2,795	2,881,607
5.000%, 12/01/27	935	965,849
5.000%, 03/01/28	3,475	3,610,400
5.000%, 08/01/28	6,325	6,431,340
5.000%, 09/01/28	9,815	9,855,029
5.000%, 10/01/28	6,075	6,388,015
5.000%, 11/01/28	2,840	2,991,130
5.000%, 12/01/28	4,710	4,968,539
5.000%, 04/01/29	2,520	2,672,647
5.000%, 08/01/29	3,080	3,201,402
5.000%, 09/01/29	1,145	1,223,053
5.000%, 10/01/29	8,565	9,161,798
5.000%, 08/01/30	2,930	2,934,020
5.000%, 10/01/30	2,625	2,745,223
5.000%, 11/01/30	1,235	1,268,615
4.000%, 08/01/31	5,515	5,516,481
5.250%, 08/01/31	355	355,756
5.000%, 09/01/31	6,540	6,566,672
5.000%, 10/01/31	90	90,174
5.000%, 11/01/31	1,825	1,907,908
5.000%, 08/01/32	3,000	3,062,521
4.000%, 09/01/32	1,775	1,775,530
5.000%, 09/01/32	710	712,884
5.000%, 10/01/32	15	15,028
5.000%, 08/01/33	6,185	6,251,229
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
¤ 5.000%, 08/01/33 (Pre-refunded @ $100, 8/1/26)	5,025	$5,025,000
5.000%, 09/01/33	3,000	3,011,805
5.000%, 04/01/35	6,495	6,770,499
State of California (GO) Series A
5.000%, 11/01/28	1,495	1,574,556
State of California (GO) Series B
5.000%, 10/01/26	4,620	4,638,443
State of California (GO) Series C
5.000%, 09/01/32	10	10,019
State of California Department of Water Resources (RB) Series AW
5.000%, 12/01/31	9,950	10,020,377
State of California Department of Water Resources (RB) Series AX
5.000%, 12/01/30	2,125	2,189,925
State of California Department of Water Resources (RB) Series BA
5.000%, 12/01/26	1,075	1,084,229
State of California Department of Water Resources (RB) Series BF
5.000%, 12/01/26	1,140	1,149,787
State of California Department of Water Resources (RB) Series BG
5.000%, 12/01/27	5,260	5,441,948
Stockton Public Financing Authority (RB) (AG)
5.000%, 09/01/26	1,785	1,788,367
Sunnyvale School District (GO)
5.000%, 09/01/27	495	508,879
Sunnyvale School District (GO) Series A
5.000%, 09/01/26	640	641,197
5.000%, 09/01/27	630	647,664
Sweetwater Union High School District (GO) Series A-2
5.000%, 08/01/26	2,005	2,005,000

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Tahoe-Truckee Unified School District (GO) Series B
5.000%, 08/01/34	905	$905,000
Tustin Unified School District (GO)
5.000%, 08/01/27	5,990	6,147,182
University of California (RB) Series AL-3
2.700%, 05/15/48	3,635	3,635,000
University of California (RB) Series AY
5.000%, 05/15/31	3,845	3,909,875
University of California (RB) Series BS
5.000%, 05/15/29	2,840	3,017,538
University of California (RB) Series BX
5.000%, 05/15/29	1,995	2,119,714
University of California (RB) Series BZ
5.000%, 05/15/27	3,410	3,476,492
5.000%, 05/15/28	9,710	10,131,648
Val Verde Unified School District (GO)
5.000%, 08/01/27	500	512,373
Ventura County Community College District (GO)
4.000%, 08/01/32	10,000	10,011,148
Ventura Unified School District (GO) Series B
5.000%, 08/01/26	1,000	1,000,000
Vista Unified School District (GO) (AG) Series C
5.000%, 08/01/28	140	146,930
West Contra Costa Unified School District (GO) Series B
5.000%, 08/01/26	4,645	4,645,000
West Valley-Mission Community College District (GO) Series B
4.000%, 08/01/34	2,740	2,743,559
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
West Valley-Mission Community College District (GO) Series C
4.000%, 08/01/33	1,375	$1,376,786
Whittier Union High School District (GO)
5.000%, 08/01/27	1,000	1,026,041
5.000%, 08/01/28	1,055	1,108,275
Whittier Union High School District (GO) Series C
5.000%, 08/01/26	825	825,000
5.000%, 08/01/27	390	400,156
TOTAL MUNICIPAL BONDS (Cost $874,949,754)		873,468,560
COMMERCIAL PAPER — (4.4%)
California Educational Facilities Authority
2.300%, 09/09/26	4,600	4,599,227
California Statewide Communities Development Authority
2.420%, 10/06/26	18,000	17,996,238
2.400%, 01/05/27	8,000	7,994,730
2.550%, 01/07/27	10,000	9,993,330
TOTAL COMMERCIAL PAPER (Cost $40,600,000)		40,583,525

	Shares
MONEY MARKET FUNDS — (0.1%)
BlackRock Liquidity Funds MuniCash	444,316	444,360
TOTAL INVESTMENTS — (100.0%)
(Cost $915,994,115)^^		$914,496,445

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$873,468,560	—	$873,468,560
Commercial Paper	—	40,583,525	—	40,583,525
Money Market Funds	$444,360	—	—	444,360
Total Investments in Securities	$444,360	$914,052,085	—	$914,496,445

DFA California Intermediate-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Alameda County Joint Powers Authority (RB) Series A
5.000%, 12/01/34	3,750	$4,230,621
Alhambra Unified School District (GO) Series B
5.250%, 08/01/41	750	821,375
Alum Rock Union Elementary School District (GO) (BAM)
5.000%, 08/01/42	370	396,153
Anaheim Housing & Public Improvements Authority (RB) Series A
5.000%, 10/01/28	360	378,627
Anaheim Housing & Public Improvements Authority (RB) Series B
5.000%, 10/01/32	770	830,467
Arcadia Unified School District (GO)
3.000%, 08/01/26	1,035	1,035,000
Bay Area Toll Authority (RB) Series A
2.700%, 04/01/55	220	220,000
Beaumont Public Improvement Authority (RB) (AG) Series A
5.000%, 09/01/31	240	266,915
Berkeley Unified School District (GO) Series D
4.000%, 08/01/44	1,445	1,427,841
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	455	466,758
Berryessa Union School District (GO) Series B
5.000%, 08/01/26	150	150,000
Beverly Hills Unified School District (GO) Series A
4.000%, 08/01/30	1,350	1,363,483
Calexico Unified School District (GO) (BAM)
5.000%, 08/01/31	385	422,534
4.000%, 08/01/34	525	537,912
California Educational Facilities Authority (RB) Series A
5.000%, 04/01/44	700	750,573
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California Health Facilities Financing Authority (RB)
5.000%, 02/01/33	1,115	$1,125,642
5.000%, 02/01/34	1,250	1,261,497
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/27	750	774,694
5.000%, 12/01/27	375	384,486
5.000%, 12/01/28	550	571,807
5.000%, 11/15/34	3,145	3,221,532
4.000%, 04/01/38	1,600	1,581,276
5.000%, 08/15/39	125	137,955
5.000%, 08/15/41	2,000	2,134,518
5.000%, 12/01/41	855	908,768
California Health Facilities Financing Authority (RB) Series B
5.000%, 08/15/35	1,600	1,601,798
2.850%, 03/01/41	2,850	2,850,000
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)	500	517,910
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/27	685	690,239
5.000%, 02/01/29	825	852,962
5.000%, 02/01/30	1,000	1,042,972
California Public Finance Authority (RB) Series A
5.000%, 06/01/28	520	536,310
California State Public Works Board (RB) Series A
5.000%, 02/01/28	5,030	5,218,399
5.000%, 09/01/39	555	609,806
California State Public Works Board (RB) Series B
5.000%, 12/01/28	965	1,016,179
5.000%, 12/01/31	1,510	1,662,444
California State Public Works Board (RB) Series C
5.000%, 11/01/28	1,820	1,913,591
5.000%, 08/01/35	675	731,342

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 09/01/39	990	$1,078,517
5.000%, 11/01/42	245	266,328
California State University (RB) Series A
5.000%, 11/01/26	350	352,196
5.000%, 11/01/28	365	384,342
5.000%, 11/01/31	1,300	1,300,669
5.000%, 11/01/32	1,025	1,025,528
4.000%, 11/01/35	2,000	2,000,591
5.000%, 11/01/43	1,840	1,992,970
California Statewide Communities Development Authority (RB) Series A
5.000%, 03/01/27	1,490	1,491,306
5.000%, 12/01/43	2,755	2,921,745
Calleguas Municipal Water District (RB) Series A
5.000%, 07/01/40	175	192,117
Campbell Union High School District (GO) Series A
5.000%, 08/01/37	280	323,275
Carlsbad Unified School District (COP)
4.000%, 10/01/26	85	85,189
4.000%, 10/01/28	160	164,901
4.000%, 10/01/29	110	114,285
Carlsbad Unified School District (GO) Series C
4.000%, 08/01/43	1,100	1,094,036
Cerritos Community College District (GO)
4.000%, 08/01/44	750	730,830
Cerritos Community College District (GO) Series C
5.000%, 08/01/29	400	429,166
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/34	2,645	2,645,000
Chabot-Las Positas Community College District (GO) Series C
5.000%, 08/01/42	755	811,240
5.000%, 08/01/43	435	465,298
Chula Vista Elementary School District (GO) Series A
5.000%, 08/01/39	850	924,034
4.000%, 08/01/42	1,070	1,040,623
4.000%, 08/01/43	560	544,207
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City & County of San Francisco (COP) Series A
4.000%, 04/01/41	300	$297,568
City & County of San Francisco (COP) Series R1
5.000%, 04/01/29	2,665	2,829,963
5.000%, 04/01/37	1,825	2,045,826
5.000%, 04/01/41	1,625	1,763,493
City & County of San Francisco (GO) Series B1
5.000%, 06/15/43	4,000	4,291,435
City of Bakersfield Wastewater Revenue (RB) Series A
5.000%, 09/15/30	1,535	1,681,433
City of Long Beach Airport System Revenue (RB) (AG) Series A
5.000%, 06/01/27	220	224,347
5.000%, 06/01/28	205	214,594
City of Long Beach Harbor Revenue (RB) Series A
5.000%, 05/15/28	500	521,249
5.000%, 05/15/29	410	438,570
City of Los Angeles Wastewater System Revenue (RB) Series A
5.000%, 06/01/29	4,710	5,024,311
City of Oakland (GO)
5.000%, 07/15/29	3,050	3,243,590
City of Redding Electric System Revenue (RB)
5.000%, 06/01/30	725	781,188
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/37	2,335	2,412,815
City of Roseville Electric System Revenue (RB)
5.000%, 02/01/42	630	692,521
City of San Francisco Public Utilities Commission Water Revenue (RB) Series F
5.000%, 11/01/29	375	403,023
City of San Mateo (ST) (BAM)
5.000%, 09/01/27	250	255,608
5.000%, 09/01/28	370	386,658
City of Santa Clara Electric Revenue (RB) Series A
5.000%, 07/01/44	1,185	1,265,980

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Clovis Unified School District (GO) Series A
5.000%, 08/01/36	175	$194,852
5.000%, 08/01/37	210	232,405
5.000%, 08/01/38	175	192,326
5.000%, 08/01/39	190	207,162
Clovis Unified School District (GO) Series B
5.000%, 08/01/31	425	461,801
5.000%, 08/01/32	340	368,119
Compton Unified School District (GO) (BAM) Series B
4.000%, 06/01/31	750	755,789
Corona-Norco Unified School District (GO)
5.000%, 08/01/30	375	407,702
5.000%, 08/01/31	290	319,990
Corona-Norco Unified School District (GO) Series B
5.000%, 08/01/27	185	189,597
County of Sacramento (COP) (AG)
5.000%, 10/01/28	795	836,769
Culver City School Facilities Financing Authority (RB) (AG)
5.500%, 08/01/26	855	855,000
Culver City Unified School District (GO) Series A
4.000%, 08/01/44	1,415	1,371,875
Del Mar Union School District (GO) Series A
4.000%, 08/01/28	265	273,408
Desert Sands Unified School District (GO)
5.000%, 08/01/29	535	574,329
4.000%, 08/01/44	1,100	1,077,328
East Bay Municipal Utility District Water System Revenue (RB) Series B
5.000%, 06/01/37	1,280	1,468,790
5.000%, 06/01/44	550	598,454
East Bay Regional Park District (RB)
4.000%, 05/01/44	695	686,375
East Side Union High School District (GO)
5.000%, 08/01/26	325	325,000
El Camino Community College District Fountation (GO) Series E
4.000%, 08/01/43	500	500,528
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
El Dorado Irrigation District (RB) Series A
5.000%, 03/01/33	1,000	$1,122,600
El Dorado Irrigation District (COP) Series A
5.000%, 03/01/44	340	359,207
Elk Grove Unified School District (GO)
4.000%, 08/01/40	2,000	2,019,510
Folsom Cordova Unified School District (GO) (AG) Series D
4.000%, 10/01/37	1,500	1,503,254
Folsom Cordova Unified School District School Facilities Improvement District No. 5 (GO) Series B
5.000%, 10/01/26	250	251,055
Fontana Public Facilities Financing Authority (RB) Series A
5.000%, 11/01/36	700	796,273
Foothill-De Anza Community College District (GO)
4.000%, 08/01/37	500	493,758
Fresno Unified School District (GO) Series A
4.000%, 08/01/27	710	720,568
Garden Grove Public Financing Authority (RB) (BAM) Series A
5.000%, 04/01/43	200	215,614
Goleta Union School District (GO) Series C
5.000%, 08/01/42	190	206,437
5.000%, 08/01/43	480	519,583
5.000%, 08/01/44	325	349,955
Grossmont Union High School District (GO)
5.000%, 08/01/27	500	512,921
4.000%, 08/01/30	1,760	1,760,632
Hayward Unified School District (GO) (BAM) Series B
5.000%, 08/01/41	380	414,322
5.000%, 08/01/42	335	363,809
Hermosa Beach City School District (GO) Series C
3.000%, 08/01/28	510	510,764

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Imperial Irrigation District Electric System Revenue (RB)
5.000%, 11/01/29	700	$751,858
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/27	395	407,185
5.000%, 11/01/29	365	390,711
Irvine Ranch Water District (RB) Series B
5.000%, 05/01/31	400	442,964
Irvine Unified School District (GO) Series D
5.000%, 09/01/43	1,325	1,422,450
Jefferson Union High School District (GO)
5.000%, 08/01/36	285	316,953
Jefferson Union High School District (GO) Series A
5.000%, 08/01/36	155	172,378
Jefferson Union High School District (GO) Series B
5.000%, 08/01/38	675	761,123
Jefferson Union High School District (GO) Series C
5.000%, 08/01/44	500	540,053
Kern High School District (GO) Series A
3.000%, 08/01/26	990	990,000
Lake County Public Financing Authority (RB)
4.000%, 05/01/42	750	731,282
Lancaster Financing Authority (RB) (BAM) Series A
5.000%, 05/01/43	1,050	1,123,352
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/26	525	525,000
Lodi Unified School District (GO)
5.000%, 08/01/26	500	500,000
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/27	335	340,218
Long Beach Bond Finance Authority (RB)
5.000%, 08/01/26	680	680,000
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Long Beach Community College District (GO) Series C
5.000%, 08/01/28	140	$147,294
Long Beach Unified School District (GO)
5.000%, 08/01/26	210	210,000
Long Beach Unified School District (GO) Series A
5.000%, 08/01/33	5,025	5,025,000
Los Alamitos Unified School District (GO) Series C
4.000%, 08/01/42	605	608,005
Los Angeles Community College District (GO)
5.000%, 08/01/29	520	557,588
Los Angeles Community College District (GO) Series F
5.000%, 08/01/29	2,000	2,144,570
5.000%, 08/01/31	2,675	2,965,984
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 06/01/29	145	154,709
Los Angeles County Public Works Financing Authority (RB) Series A
5.000%, 12/01/32	1,025	1,115,809
Los Angeles County Public Works Financing Authority (RB) Series E-1
5.000%, 12/01/40	2,885	3,013,340
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/26	425	428,535
Los Angeles County Public Works Financing Authority (RB) Series J
5.000%, 12/01/29	710	764,394
5.000%, 12/01/36	1,185	1,352,363
Los Angeles County Sanitation Districts Financing Authority (RB) Series A
5.000%, 10/01/29	245	263,846
5.000%, 10/01/32	375	422,995

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/31	310	$312,281
Los Angeles Department of Water & Power (RB) Series B
5.000%, 07/01/29	705	710,805
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/27	545	555,519
5.000%, 07/01/37	1,000	1,010,586
5.000%, 07/01/41	505	525,233
5.000%, 07/01/43	2,200	2,276,201
Los Angeles Department of Water & Power (RB) Series D
5.000%, 07/01/43	225	234,658
Los Angeles Department of Water & Power (RB) Series E
5.000%, 07/01/29	525	554,201
5.000%, 07/01/30	315	336,561
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
5.000%, 07/01/44	655	683,889
Los Angeles Department of Water & Power Water System Revenue (RB) Series D
5.000%, 07/01/43	3,800	3,942,341
Los Angeles Unified School District (GO)
5.000%, 07/01/43	750	801,864
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/38	850	937,918
Los Angeles Unified School District (GO) Series A-1
5.000%, 07/01/38	1,070	1,180,673
5.000%, 07/01/44	6,250	6,712,051
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	610	623,216
5.000%, 07/01/34	2,065	2,119,790
Los Angeles Unified School District (GO) Series QRR
5.000%, 07/01/43	1,000	1,077,056
5.000%, 07/01/44	2,355	2,520,871
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Rios Community College District (GO)
5.000%, 08/01/26	500	$500,000
5.000%, 08/01/27	415	425,476
5.000%, 08/01/28	220	231,462
Manteca Unified School District (GO) Series C
5.250%, 08/01/44	515	568,391
Metropolitan Water District of Southern California (RB) Series B
3.000%, 07/01/28	3,420	3,461,986
Metropolitan Water District of Southern California (RB) Series C
5.000%, 07/01/40	165	174,702
Mill Valley School District (GO) Series B
4.000%, 08/01/43	600	600,106
4.000%, 08/01/44	520	514,336
Milpitas Unified School District (GO) Series B
4.000%, 08/01/26	400	400,000
4.000%, 08/01/27	250	254,191
4.000%, 08/01/28	510	525,979
Modesto High School District (GO) Series B
5.000%, 08/01/44	650	704,117
Modesto Irrigation District (RB) Series A
5.000%, 10/01/37	1,120	1,163,448
Moreno Valley Unified School District (GO) (BAM)
5.000%, 08/01/29	220	235,515
Morongo Unified School District (GO) Series A
5.000%, 08/01/26	220	220,000
5.000%, 08/01/27	120	123,101
Mount Diablo Unified School District (GO)
5.000%, 08/01/30	3,910	4,255,612
Mount Diablo Unified School District (GO) Series A
4.000%, 08/01/26	475	475,000
Mountain View-Whisman School District (GO) Series C
4.000%, 09/01/43	1,000	987,489
Mt San Antonio Community College District (GO) Series A
5.000%, 08/01/45	365	396,421

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Mt San Antonio Community College District (GO) Series D
4.000%, 08/01/44	715	$706,510
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/30	3,885	4,205,617
Municipal Improvement Corp. of Los Angeles (RB) Series B
5.000%, 11/01/31	4,000	4,022,924
5.000%, 11/01/32	2,660	2,675,244
4.000%, 11/01/34	1,365	1,369,529
Napa Valley Community College District (GO)
4.000%, 08/01/29	1,120	1,169,521
Napa Valley Unified School District (GO) Series A
4.000%, 08/01/34	1,165	1,165,214
5.000%, 08/01/44	500	539,660
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/26	200	201,677
Northern California Sanitation Agencies Financing Authority (RB) Series A
5.000%, 12/01/26	360	363,173
Northern California Transmission Agency (RB) Series A
5.000%, 05/01/39	500	556,514
Northern Humboldt Union High School District (GO)
4.000%, 08/01/26	240	240,000
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/26	575	575,000
Oakland Unified School District/Alameda County (GO) Series C
5.000%, 08/01/26	500	500,000
Oceanside Public Financing Authority (RB)
4.000%, 11/01/34	600	606,504
Oceanside Unified School District (GO)
5.000%, 08/01/40	500	536,749
5.000%, 08/01/41	500	532,899
Oceanside Unified School District (GO) Series B
5.000%, 08/01/42	225	239,128
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Ohlone Community College District (GO)
5.000%, 08/01/40	495	$553,850
5.000%, 08/01/41	415	461,801
Ontario Public Financing Authority (RB) Series A
5.000%, 11/01/44	605	652,116
Ontario Public Financing Authority (RB) Series B
5.000%, 10/01/43	150	163,536
Ontario Public Financing Authority (RB) Series D
5.000%, 03/01/37	170	191,806
Orange County Local Transportation Authority Sales Tax Revenue (RB)
5.000%, 02/15/41	2,000	2,065,998
Pajaro Valley Unified School District (GO) Series A
5.000%, 08/01/42	225	246,339
Palm Springs Unified School District (GO) Series A
5.000%, 08/01/28	345	362,974
Palos Verdes Peninsula Unified School District (GO)
4.000%, 08/01/44	500	491,561
Pittsburg Unified School District (GO) (AG)
5.000%, 08/01/29	500	534,798
Pittsburg Unified School District (GO)
4.000%, 08/01/34	500	500,000
Placentia-Yorba Linda Unified School District (GO)
4.000%, 08/01/29	1,000	1,041,569
Placentia-Yorba Linda Unified School District (COP)
5.000%, 10/01/33	225	254,441
Pleasanton Unified School District (GO)
5.000%, 08/01/29	325	347,435
Pomona Unified School District (GO)
5.000%, 08/01/27	260	267,004
Redlands Unified School District (GO)
5.000%, 07/01/27	535	547,371

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Redondo Beach Unified School District (GO) Series A
5.000%, 08/01/44	300	$324,504
Redwood City School District (GO)
5.000%, 08/01/27	50	51,292
5.000%, 08/01/28	85	89,428
Redwood City School District (GO) Series A
5.000%, 08/01/42	400	431,837
Redwoods Community College District (GO) (BAM)
5.000%, 08/01/44	800	860,871
Reed Union School District (GO)
4.000%, 08/01/27	460	467,483
Regents of the University of California Medical Center Pooled Revenue (RB) Series O-2
2.700%, 05/15/45	100	100,000
Regents of the University of California Medical Center Pooled Revenue (RB) Series P
5.000%, 05/15/41	3,000	3,180,173
5.000%, 05/15/42	1,310	1,383,690
Riverside Community College District (GO) Series A
4.000%, 08/01/44	335	331,022
Riverside Unified School District (GO) Series C
5.000%, 08/01/27	225	231,129
5.000%, 08/01/29	235	251,152
5.000%, 08/01/30	320	348,032
Rowland Unified School District (GO) Series B
4.000%, 08/01/44	660	641,505
Sacramento City Financing Authority (RB)
5.000%, 12/01/29	545	586,049
5.000%, 12/01/30	235	256,812
Sacramento City Unified School District (GO) (BAM)
5.000%, 07/01/27	750	764,816
Sacramento Municipal Utility District (RB) Series G
5.000%, 08/15/37	1,540	1,622,501
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Sacramento Municipal Utility District (RB) Series J
5.000%, 08/15/26	900	$900,705
Sacramento Municipal Utility District (RB) Series K
5.000%, 08/15/40	400	434,322
Sacramento Suburban Water District (RB) Series A
5.000%, 11/01/27	765	790,031
Salinas City Elementary School District (GO) (BAM) Series A
7.000%, 08/01/38	210	249,450
Salinas Union High School District (GO) Series B
5.000%, 08/01/30	400	436,626
5.000%, 08/01/32	165	185,318
San Bernardino City Unified School District (GO) (AG) Series H
5.000%, 08/01/40	2,270	2,467,040
San Bernardino County Transportation Authority (RB) Series A
5.000%, 03/01/38	515	586,873
San Diego Community College District (GO) Series A-1
5.000%, 08/01/44	2,770	3,013,337
San Diego County Regional Transportation Commission (RB) Series A
5.000%, 04/01/42	1,770	1,907,687
5.000%, 04/01/44	1,015	1,112,166
San Diego County Water Authority (RB) Series A
5.000%, 05/01/27	160	162,988
San Diego Public Facilities Financing Authority (RB) Series A
5.000%, 10/15/37	455	511,672
5.000%, 08/01/43	1,165	1,246,879
5.000%, 10/15/43	500	538,458
San Diego Unified School District (GO) Series B-3
5.000%, 07/01/44	445	478,850
San Diego Unified School District (GO) Series G 3
5.000%, 07/01/43	1,500	1,608,040

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Unified School District (GO) Series O-2
5.000%, 07/01/43	1,250	$1,351,231
San Diego Unified School District (GO) Series P-2
5.000%, 07/01/39	180	200,484
San Diego Unified School District (GO) Series SR-6
5.000%, 07/01/41	575	639,884
San Diego Unified School District (GO) Series ZR-5A
5.000%, 07/01/43	200	216,197
San Francisco Bay Area Rapid Transit District (GO) Series B-1
4.000%, 08/01/36	340	345,476
San Francisco Bay Area Rapid Transit District (GO) Series E-1
5.000%, 08/01/29	5,000	5,352,458
San Francisco Bay Area Rapid Transit District (GO) Series H
5.000%, 08/01/29	3,010	3,222,180
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB) Series A
5.000%, 07/01/29	550	587,408
4.000%, 07/01/34	95	95,392
4.000%, 07/01/36	1,175	1,177,461
San Francisco City & County Airport Commission-San Francisco International Airport (RB) Series 2020B
4.000%, 05/01/37	510	516,904
San Francisco City & County Airport Commission-San Francisco International Airport (RB) Series SECOND
5.000%, 05/01/44	1,250	1,330,936
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series A
5.000%, 10/01/35	2,500	2,499,923
5.250%, 10/01/40	4,010	4,371,040
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco Community College District (GO) (BAM) Series B
5.000%, 06/15/44	630	$675,420
San Francisco Unified School District (GO) Series A
5.000%, 06/15/44	1,000	1,056,105
San Francisco Unified School District (GO) Series B
4.000%, 06/15/31	285	289,718
San Francisco Unified School District (GO) Series F&C
4.000%, 06/15/31	1,500	1,500,861
4.000%, 06/15/33	2,000	2,000,588
San Joaquin County Transportation Authority Measure K Sales Tax Revenue (RB)
5.000%, 03/01/35	1,450	1,524,327
San Joaquin Delta Community College District (GO) Series A
5.000%, 08/01/29	205	219,579
5.000%, 08/01/30	250	272,891
San Joaquin Delta Community College District (GO) Series B
5.000%, 08/01/39	145	162,545
San Joaquin Hills Transportation Corridor Agency (RB) Series A
5.000%, 01/15/30	750	794,125
4.000%, 01/15/34	280	285,274
San Jose Financing Authority (RB) Series B
5.000%, 11/01/29	535	577,371
5.000%, 11/01/30	445	488,832
San Jose Unified School District (GO)
5.000%, 08/01/29	1,850	1,982,565
San Juan Unified School District (GO)
3.000%, 08/01/26	3,135	3,135,000
5.000%, 08/01/38	145	164,024
5.000%, 08/01/39	885	990,503
San Luis Obispo County Financing Authority (RB) Series A
5.000%, 11/15/27	150	155,057
5.000%, 11/15/29	250	269,848

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Mateo County Community College District (GO) Series B
5.000%, 09/01/27	450	$462,909
5.000%, 09/01/28	420	442,831
San Mateo Union High School District (GO) Series D
5.000%, 09/01/36	800	894,312
San Pablo Joint Powers Financing Authority (RB) (AG)
4.000%, 11/01/26	165	165,560
4.000%, 11/01/27	140	142,476
4.000%, 11/01/28	145	149,477
San Rafael Joint Powers Financing Authority (RB)
5.000%, 06/01/27	140	142,976
Santa Barbara Finance Authority (RB)
4.000%, 05/15/42	960	942,516
Santa Clara County Financing Authority (RB) Series A
5.000%, 11/01/29	4,000	4,302,276
4.000%, 04/01/37	1,010	1,014,046
Santa Clara Unified School District (GO)
5.000%, 08/01/29	3,000	3,219,460
Santa Cruz City High School District (GO) Series A
4.000%, 08/01/44	1,000	988,126
Santa Monica Community College District (GO) Series A
5.000%, 08/01/26	105	105,000
Santa Monica-Malibu Unified School District (GO) Series C
5.000%, 08/01/40	3,000	3,206,719
5.000%, 08/01/42	1,700	1,807,260
Sonoma County Junior College District (GO) Series C
5.000%, 08/01/29	1,075	1,154,026
5.000%, 08/01/30	865	945,580
Southwestern Community College District (GO) Series E-2
4.000%, 08/01/26	280	280,000
State of California (GO)
5.000%, 08/01/26	455	455,000
3.000%, 03/01/27	2,565	2,570,213
3.500%, 08/01/27	2,855	2,879,098
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 08/01/27	2,900	$2,972,256
5.000%, 04/01/28	1,825	1,899,675
5.000%, 08/01/28	1,345	1,378,209
5.000%, 10/01/28	1,780	1,871,714
5.000%, 11/01/28	1,180	1,215,940
5.000%, 04/01/29	5,185	5,499,078
4.000%, 08/01/29	2,800	2,801,079
5.000%, 08/01/29	610	610,840
5.000%, 09/01/29	1,000	1,068,169
5.000%, 11/01/29	1,235	1,322,909
5.000%, 12/01/29	3,055	3,277,026
5.000%, 08/01/30	1,250	1,251,671
5.000%, 09/01/30	1,420	1,425,791
4.000%, 09/01/31	2,000	2,000,829
5.000%, 10/01/31	2,010	2,211,569
5.000%, 08/01/32	2,950	2,973,967
5.000%, 04/01/33	2,005	2,109,696
5.000%, 08/01/33	2,000	2,246,080
4.000%, 11/01/33	1,385	1,396,208
4.000%, 11/01/35	1,000	1,004,726
5.000%, 09/01/36	900	994,123
4.000%, 11/01/36	2,500	2,548,216
5.000%, 09/01/37	2,500	2,508,343
5.000%, 08/01/39	2,165	2,362,549
4.000%, 10/01/39	1,500	1,507,305
5.000%, 10/01/39	755	814,114
5.000%, 09/01/41	880	933,096
5.000%, 04/01/42	2,785	2,878,673
5.000%, 10/01/42	3,000	3,114,798
5.000%, 03/01/43	1,700	1,842,081
5.000%, 08/01/43	1,250	1,358,766
5.000%, 09/01/43	1,250	1,343,971
5.000%, 08/01/44	1,000	1,074,509
5.250%, 08/01/44	875	955,093
State of California (GO) Series A
5.000%, 11/01/28	700	737,250
State of California (GO) Series C
5.000%, 11/01/37	395	430,111
State of California Department of Water Resources (RB) Series BF
5.000%, 12/01/28	120	127,085
Stockton Unified School District (COP)
5.000%, 02/01/31	335	344,106
Stockton Unified School District (GO) (AG) Series A
5.000%, 07/01/27	1,585	1,620,350
Stockton Unified School District (GO) (AG) Series C
5.000%, 08/01/27	1,260	1,290,680

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Stockton Unified School District (GO) (BAM) Series A
5.000%, 08/01/44	500	$540,840
Sylvan Union School District (GO) Series C
5.000%, 08/01/26	405	405,000
Tracy Public Financing Authority (RB) Series A
5.000%, 11/01/27	490	504,811
5.000%, 11/01/28	510	536,911
University of California (RB) Series AV
5.000%, 05/15/32	1,905	1,935,833
University of California (RB) Series BE
5.000%, 05/15/38	3,000	3,164,729
University of California (RB) Series BN
5.000%, 05/15/41	2,510	2,676,945
University of California (RB) Series BS
5.000%, 05/15/29	750	796,885
University of California (RB) Series BV
5.000%, 05/15/42	1,390	1,488,909
University of California (RB) Series BZ
5.000%, 05/15/40	5,000	5,447,183
University of California (RB) Series CA
5.000%, 05/15/40	1,000	1,089,437
Ventura County Community College District (GO)
4.000%, 08/01/32	3,000	3,003,344
Vista Joint Powers Financing Authority (RB) Series A
5.000%, 05/01/37	750	850,089
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
West Basin Municipal Water District (RB) Series A
5.000%, 08/01/27	770	$789,592
5.000%, 08/01/30	2,820	2,822,612
West Contra Costa Unified School District (GO) (BAM) Series A
5.000%, 08/01/44	500	540,794
West Contra Costa Unified School District (GO) (BAM) Series B
5.000%, 08/01/44	365	391,958
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/26	545	545,000
5.000%, 08/01/27	575	590,031
West Valley-Mission Community College District (GO) Series A
5.000%, 08/01/29	135	144,432
Windsor Unified School District (GO)
4.000%, 08/01/26	105	105,000
TOTAL MUNICIPAL BONDS (Cost $415,010,058)		412,273,471

	Shares
MONEY MARKET FUNDS — (0.0%)
BlackRock Liquidity Funds MuniCash	200,140	200,159
TOTAL INVESTMENTS — (100.0%)
(Cost $415,210,218)^^		$412,473,630
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$412,273,471	—	$412,273,471
Money Market Funds	$200,159	—	—	200,159
Total Investments in Securities	$200,159	$412,273,471	—	$412,473,630

DFA NY Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (96.4%)
NEW YORK — (96.4%)
Amherst Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/05/26	520	$520,029
Baldwinsville Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/24/27	2,560	2,586,238
Bay Shore Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 07/08/27	2,500	2,526,664
Buffalo Municipal Water Finance Authority (RB) (BAM) Series B
5.000%, 07/01/28	300	312,814
Buffalo Sewer Authority (RB) Series A
5.000%, 06/15/29	115	122,825
5.000%, 06/15/30	120	130,381
City of Auburn (GO)
4.000%, 08/13/26	1,250	1,250,398
City of Buffalo (GO) Series A
4.000%, 09/30/26	1,350	1,352,239
City of Middletown (GO)
4.000%, 08/21/26	1,025	1,025,556
City of New Rochelle (GO)
4.000%, 12/09/26	4,000	4,016,478
City of New York (GO) Series 1
5.000%, 08/01/29	500	509,669
City of New York (GO) Series A-1
5.000%, 08/01/27	3,625	3,704,022
5.000%, 08/01/28	1,405	1,464,579
4.000%, 08/01/32	2,145	2,145,137
5.000%, 08/01/33	395	395,584
4.000%, 08/01/36	750	733,642
5.000%, 08/01/38	500	500,525
City of New York (GO) Series B-1
5.000%, 08/01/26	1,030	1,030,000
5.000%, 10/01/26	2,140	2,147,429
5.000%, 08/01/27	1,935	1,977,181
5.000%, 08/01/28	3,245	3,382,604
5.000%, 08/01/29	135	142,787
5.000%, 12/01/31	2,500	2,517,658
City of New York (GO) Series C
5.000%, 08/01/27	930	950,273
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series D
5.000%, 10/01/27	135	$138,414
5.000%, 10/01/28	750	783,918
City of New York (GO) Series E
5.000%, 08/01/26	1,315	1,315,000
5.000%, 08/01/27	1,415	1,417,416
5.000%, 08/01/32	1,095	1,096,720
City of New York (GO) Series F-1
5.000%, 08/01/26	1,960	1,960,000
City of Rochester (GO) Series I
4.000%, 02/25/27	2,250	2,262,763
City of Rochester (GO) Series II
4.000%, 07/29/27	1,500	1,516,641
City of Schenectady (GO)
4.000%, 05/14/27	1,500	1,511,135
City of Troy (GO)
4.000%, 01/29/27	750	753,152
City of Watertown (GO)
4.000%, 06/25/27	1,000	1,008,897
Connetquot Central School District of Islip (GO) (ST AID WITHHLDG)
4.000%, 06/17/27	850	857,213
Corning City School District (GO) Series A
4.000%, 06/17/27	2,000	2,019,905
County of Erie (GO) Series A
5.000%, 09/15/26	360	360,964
5.000%, 09/15/27	750	770,317
County of Nassau (GO) Series C
5.000%, 10/01/32	515	527,183
County of Oneida (GO)
4.000%, 05/15/28	510	523,551
4.000%, 05/15/29	535	555,032
Dutchess County Local Development Corp. (RB) Series B
4.000%, 07/01/34	20	19,999
Empire State Development Corp. (RB) Series A
5.000%, 03/15/27	280	284,227
5.000%, 09/15/29	2,595	2,762,496
5.000%, 03/15/36	1,685	1,744,086
Empire State Development Corp. (RB) Series C-2
5.000%, 03/15/36	1,000	1,018,451

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Erie County Industrial Development Agency (RB) (ST AID WITHHLDG) Series A
5.000%, 05/01/27	500	$509,143
Guilderland Central School District (GO) (ST AID WITHHLDG)
4.000%, 07/23/27	3,000	3,030,954
Harborfields Central School District (GO) (ST AID WITHHLDG)
4.000%, 09/03/26	2,580	2,582,717
Highland Falls-Fort Montgomery Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/25/27	1,500	1,514,539
Holland Central School District (GO) (ST AID WITHHLDG)
3.250%, 01/21/27	1,000	1,001,413
Johnson City Central School District (GO) (ST AID WITHHLDG) Series A
4.000%, 07/09/27	1,500	1,515,497
Lancaster Central School District (GO) (ST AID WITHHLDG)
5.000%, 06/01/29	2,000	2,129,350
Long Island Power Authority (RB) Series B
5.000%, 09/01/28	215	224,839
5.000%, 09/01/32	845	846,443
Madison County Capital Resource Corp. (RB)
5.000%, 07/01/27	190	194,132
Metropolitan Transportation Authority (RB) Series 2005D-1
3.050%, 11/01/35	2,630	2,630,000
Metropolitan Transportation Authority (RB) Series D-2002D-2A-1
3.050%, 11/01/32	2,805	2,805,000
Metropolitan Transportation Authority Dedicated Tax Fund (RB) Series B-2
5.000%, 11/15/39	2,500	2,507,604
Monroe County Industrial Development Corp. (RB) (ST AID WITHHLDG)
5.000%, 05/01/27	550	559,566
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Monroe County Industrial Development Corp. (RB) Series A
5.000%, 07/01/27	75	$76,652
5.000%, 07/01/28	265	277,031
New York City Industrial Development Agency (RB) (AG) Series A
5.000%, 01/01/27	1,000	1,008,362
5.000%, 03/01/28	1,045	1,079,439
New York Convention Center Development Corp. (RB) Series A
5.000%, 11/15/27	250	257,333
New York State Dormitory Authority (RB)
5.000%, 07/01/27	105	107,092
New York State Dormitory Authority (RB) Series A
5.000%, 05/01/27	795	807,946
5.000%, 10/01/27	450	462,873
5.000%, 03/15/28	1,635	1,695,917
5.000%, 10/01/28	375	394,889
5.000%, 03/15/30	4,625	4,689,048
5.000%, 02/15/31	1,250	1,264,236
5.000%, 03/15/32	5,270	5,494,315
5.000%, 07/01/32	2,080	2,115,050
5.000%, 02/15/33	750	751,092
5.000%, 03/15/33	890	892,019
5.000%, 03/15/35	1,360	1,362,859
4.000%, 07/01/35	2,000	2,004,963
5.000%, 03/15/36	2,015	2,019,308
5.000%, 02/15/37	600	600,740
5.250%, 03/15/37	1,000	1,037,892
5.000%, 02/15/38	1,000	1,001,165
5.000%, 03/15/38	2,025	2,103,908
5.000%, 07/01/40	590	596,343
5.000%, 02/15/42	2,335	2,337,220
5.000%, 03/15/42	600	612,202
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/31	1,040	1,062,778
5.000%, 02/15/32	3,235	3,303,524
5.000%, 02/15/34	150	152,946
5.000%, 02/15/37	1,300	1,322,079
5.000%, 10/01/38	2,015	2,065,151
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/28	1,000	1,037,258
5.000%, 03/15/29	2,015	2,129,099
5.000%, 03/15/32	350	361,549
5.000%, 03/15/38	600	614,821
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/30	2,870	2,874,573

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/34	570	$592,565
New York State Thruway Authority (RB) Series A
5.000%, 03/15/27	675	684,778
Ossining Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 06/25/27	1,000	1,010,407
Otego-Unadilla Central School District (GO) (AG), (ST AID WITHHLDG)
4.000%, 07/01/28	750	767,172
Pelham Union Free School District (GO)
4.000%, 07/08/27	1,000	1,011,493
Port Authority of New York & New Jersey (RB) Series 205TH
5.000%, 11/15/32	2,425	2,483,965
5.000%, 11/15/35	2,270	2,317,706
Port Authority of New York & New Jersey (RB) Series 212TH
4.000%, 09/01/39	900	897,572
Port Authority of New York & New Jersey (RB) Series 248
5.000%, 01/15/27	1,250	1,263,999
Randolph Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/25/27	1,300	1,313,060
Ravena Coeymans Selkirk Central School District (GO) (ST AID WITHHLDG) Series B
4.000%, 08/07/26	1,000	1,000,131
Roosevelt Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 07/01/27	810	827,534
Rye City School District (GO) (ST AID WITHHLDG)
4.000%, 06/25/27	1,500	1,514,539
South Orangetown Central School District (GO) (ST AID WITHHLDG) Series B
4.000%, 08/05/26	1,000	1,000,067
State of New York (GO) Series A
5.000%, 03/15/27	1,120	1,138,162
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Suffolk County Water Authority (RB)
4.000%, 06/01/31	2,210	$2,211,567
Three Village Central School District Brookhaven & Smithtown (GO) (ST AID WITHHLDG)
4.000%, 06/24/27	1,000	1,008,257
Town of Amherst (GO)
4.000%, 10/28/26	3,000	3,008,964
Town of Colonie (GO)
4.000%, 03/05/27	2,500	2,517,283
Town of East Hampton (GO) Series A
4.000%, 08/14/26	400	400,131
Town of North Hempstead (GO) Series B
3.750%, 09/18/26	1,210	1,211,568
Town of Orchard Park (GO)
4.000%, 08/13/27	1,800	1,822,691
Town of Oyster Bay (GO)
4.000%, 08/21/26	1,870	1,870,830
4.000%, 03/05/27	525	529,128
Town of Tonawanda (GO)
4.000%, 08/21/26	2,635	2,635,937
Triborough Bridge & Tunnel Authority (RB) Series A
5.000%, 11/15/44	1,695	1,724,913
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/28	2,900	3,032,258
5.000%, 11/15/29	1,255	1,275,186
5.000%, 11/15/30	465	472,231
5.000%, 11/15/31	1,695	1,720,611
5.000%, 11/15/33	1,955	1,982,601
5.000%, 11/15/38	175	176,911
Utica School District (GO) (ST AID WITHHLDG)
4.000%, 07/23/27	3,000	3,033,538
Village of Freeport (GO) Series C
4.000%, 04/23/27	500	504,245
Village of Freeport (GO) Series F
3.750%, 11/12/26	1,160	1,162,426
Wantagh Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 07/29/27	1,925	1,946,168
Wappingers Central School District (GO) (ST AID WITHHLDG)
3.500%, 08/07/26	1,000	1,000,079
TOTAL MUNICIPAL BONDS (Cost $186,100,475)		185,747,734

DFA NY Municipal Bond Portfolio
CONTINUED
	Shares	Value†
MONEY MARKET FUNDS — (3.6%)
BlackRock Liquidity Funds MuniCash	7,013,430	$7,014,131
TOTAL INVESTMENTS — (100.0%)
(Cost $193,114,606)^^		$192,761,865
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$185,747,734	—	$185,747,734
Money Market Funds	$7,014,131	—	—	7,014,131
Total Investments in Securities	$7,014,131	$185,747,734	—	$192,761,865

Dimensional Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (14.5%)
U.S. Large Company Portfolio	88,325	$4,393,281
U.S. Core Equity 1 Portfolio	78,762	4,363,399
TOTAL DOMESTIC EQUITIES		8,756,680
INTERNATIONAL EQUITIES — (5.7%)
Large Cap International Portfolio	40,150	1,545,387
Emerging Markets Core Equity 2 Portfolio	33,714	1,109,529
International Core Equity 2 Portfolio	34,411	772,867
TOTAL INTERNATIONAL EQUITIES		3,427,783
FIXED INCOME (DOMESTIC) — (79.8%)
DFA Inflation-Protected Securities Portfolio	2,643,327	28,970,868
DFA One-Year Fixed Income Portfolio	1,888,622	19,320,605
TOTAL FIXED INCOME (DOMESTIC)		48,291,473
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $53,683,189)		$60,475,936

MONEY MARKET FUNDS — (0.0%)
Ɏ State Street Institutional U.S. Government Money Market Fund, 3.620% (Cost $24,373)	24,373	24,373
TOTAL INVESTMENTS — (100.0%) (Cost $53,707,562)^^		$60,500,309
Summary of the Portfolio's investments as of July 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$60,475,936	—	—	$60,475,936
Money Market Funds	24,373	—	—	24,373
Total Investments in Securities	$60,500,309	—	—	$60,500,309

ORGANIZATION
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2026, the Fund consisted of one hundred and three operational portfolios, (the “Portfolios”) all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the “Advisor”). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2070 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, Dimensional VA Global Moderate Allocation Portfolio and Dimensional VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments (“Underlying Funds”). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio) invests primarily in a corresponding master fund(s) (“Master Fund”). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio, Dimensional VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity 2 Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity 2 Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, Dimensional VA International Value Portfolio, Dimensional VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio,

Emerging Markets Targeted Value Portfolio and Dimensional World ex U.S. Sustainability Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA International Government Fixed Income Portfolio (formerly, DFA World ex U.S. Government Fixed Income Portfolio), DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, Dimensional VA Short-Term Fixed Portfolio, Dimensional VA Global Bond Portfolio, Dimensional VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio,  DFA Global Core Plus Real Return Portfolio and DFA Short-Term Selective State Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These valuations are generally categorized as Level 2 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios.
3. FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the “Subsidiary.”
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as “variation margin”, to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all  exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.
5. OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6. COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2026, the DFA Commodity Strategy Portfolio held $308,680,925 in the Subsidiary, representing 23.29% of DFA Commodity Strategy Portfolio’s total assets.
7. SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a “CDS” transaction) or on a basket or index of securities (sometimes referred to as a “CDX” transaction). The “buyer” in a credit default contract typically is obligated to pay the “seller” a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.

Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating “synthetic” inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At July 31, 2026, the total cost of securities for federal income tax purposes was:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Enhanced U.S. Large Company Portfolio	$233,022,071	—	—	—
U.S. Large Cap Value Portfolio	14,898,348,923	—	—	—
U.S. Targeted Value Portfolio	12,666,401,913	—	—	—
U.S. Small Cap Value Portfolio	14,305,757,814	—	—	—
U.S. Core Equity 1 Portfolio	11,793,090,454	—	—	—
U.S. Core Equity 2 Portfolio	13,214,765,710	—	—	—
U.S. Vector Equity Portfolio	3,349,266,134	—	—	—
U.S. Small Cap Portfolio	13,002,702,366	—	—	—
U.S. Micro Cap Portfolio	5,069,270,632	—	—	—
DFA Real Estate Securities Portfolio	4,333,403,049	—	—	—
Large Cap International Portfolio	4,803,506,505	—	—	—
International Core Equity 2 Portfolio	24,135,888,386	—	—	—
International Small Company Portfolio	10,382,517,022	—	—	—
Global Small Company Portfolio	101,362,742	—	—	—
Japanese Small Company Portfolio	104,642,687	—	—	—
Asia Pacific Small Company Portfolio	152,608,910	—	—	—
United Kingdom Small Company Portfolio	18,009,542	—	—	—
Continental Small Company Portfolio	10,795,060	—	—	—
DFA International Real Estate Securities Portfolio	3,385,741,615	—	—	—
DFA Global Real Estate Securities Portfolio	6,414,679,898	—	—	—
DFA International Small Cap Value Portfolio	8,543,376,846	—	—	—
International Vector Equity Portfolio	2,287,566,591	—	—	—
World ex U.S. Value Portfolio	397,394,163	—	—	—
World ex U.S. Targeted Value Portfolio	521,653,035	—	—	—
World ex U.S. Core Equity Portfolio	3,087,378,311	—	—	—
Selectively Hedged Global Equity Portfolio	141,573,859	—	—	—
Emerging Markets Portfolio	3,130,164,882	—	—	—
Emerging Markets Small Cap Portfolio	2,127,410,829	—	—	—
Emerging Markets Value Portfolio	8,248,324,668	—	—	—
Emerging Markets Core Equity 2 Portfolio	18,306,066,310	—	—	—

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Cap Equity Portfolio	$1,188,180,250	—	—	—
DFA Commodity Strategy Portfolio	3,079,479,904	—	—	—
DFA One-Year Fixed Income Portfolio	4,506,111,743	—	—	—
DFA Two-Year Global Fixed Income Portfolio	4,693,244,801	—	—	—
DFA Selectively Hedged Global Fixed Income Portfolio	1,092,371,953	—	—	—
DFA Short-Term Government Portfolio	1,810,027,479	—	—	—
DFA Five-Year Global Fixed Income Portfolio	9,726,459,230	—	—	—
DFA International Government Fixed Income Portfolio	1,197,589,235	—	—	—
DFA Intermediate Government Fixed Income Portfolio	6,373,797,055	—	—	—
DFA Short-Term Extended Quality Portfolio	5,983,278,189	—	—	—
DFA Intermediate-Term Extended Quality Portfolio	1,892,769,376	—	—	—
DFA Targeted Credit Portfolio	861,612,830	—	—	—
DFA Investment Grade Portfolio	13,669,396,323	—	—	—
DFA Inflation-Protected Securities Portfolio	5,516,404,940	—	—	—
DFA Short-Term Municipal Bond Portfolio	1,427,011,384	—	—	—
DFA Intermediate-Term Municipal Bond Portfolio	1,256,509,644	—	—	—
DFA Selective State Municipal Bond Portfolio	620,260,368	—	—	—
DFA Short-Term Selective State Municipal Bond Portfolio	195,814,780	—	—	—
DFA California Short-Term Municipal Bond Portfolio	915,996,645	—	—	—
DFA California Intermediate-Term Municipal Bond Portfolio	415,165,384	—	—	—
DFA NY Municipal Bond Portfolio	194,690,840	—	—	—
Dimensional Retirement Income Fund	56,551,091	—	—	—
Dimensional 2045 Target Date Retirement Income Fund	150,166,335	—	—	—
Dimensional 2050 Target Date Retirement Income Fund	131,573,759	—	—	—
Dimensional 2055 Target Date Retirement Income Fund	99,758,907	—	—	—
Dimensional 2060 Target Date Retirement Income Fund	88,811,476	—	—	—
Dimensional 2065 Target Date Retirement Income Fund	41,429,389	—	—	—
Dimensional 2070 Target Date Retirement Income Fund	865,388	—	—	—
Dimensional 2015 Target Date Retirement Income Fund	18,769,391	—	—	—
Dimensional 2020 Target Date Retirement Income Fund	46,476,500	—	—	—
Dimensional 2025 Target Date Retirement Income Fund	102,539,264	—	—	—
Dimensional 2030 Target Date Retirement Income Fund	145,147,509	—	—	—
Dimensional 2035 Target Date Retirement Income Fund	163,774,569	—	—	—
Dimensional 2040 Target Date Retirement Income Fund	142,035,683	—	—	—

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Short-Duration Real Return Portfolio	$2,321,983,719	—	—	—
DFA Municipal Real Return Portfolio	1,807,243,484	—	—	—
DFA Municipal Bond Portfolio	474,481,496	—	—	—
World Core Equity Portfolio	604,680,785	—	—	—
DFA LTIP Portfolio	649,883,859	—	—	—
U.S. Social Core Equity 2 Portfolio	1,076,982,035	—	—	—
U.S. Sustainability Core 1 Portfolio	3,970,214,763	—	—	—
U.S. Sustainability Targeted Value Portfolio	496,148,081	—	—	—
International Sustainability Core 1 Portfolio	2,666,780,697	—	—	—
International Social Core Equity Portfolio	1,447,580,970	—	—	—
Global Social Core Equity Portfolio	61,416,081	—	—	—
Emerging Markets Social Core Equity Portfolio	1,055,584,701	—	—	—
Dimensional VA U.S. Targeted Value Portfolio	710,697,034	—	—	—
Dimensional VA U.S. Large Value Portfolio	524,722,523	—	—	—
Dimensional VA International Value Portfolio	544,632,088	—	—	—
Dimensional VA International Small Portfolio	382,669,038	—	—	—
Dimensional VA Short-Term Fixed Portfolio	425,774,942	—	—	—
Dimensional VA Global Bond Portfolio	378,261,316	—	—	—
Dimensional VIT Inflation-Protected Securities Portfolio	254,762,772	—	—	—
Dimensional VA Global Moderate Allocation Portfolio	190,295,135	—	—	—
U.S. Large Cap Growth Portfolio	2,776,903,136	—	—	—
U.S. Small Cap Growth Portfolio	1,600,023,717	—	—	—
International Large Cap Growth Portfolio	1,146,762,123	—	—	—
International Small Cap Growth Portfolio	241,312,720	—	—	—
DFA Social Fixed Income Portfolio	802,794,433	—	—	—
DFA Diversified Fixed Income Portfolio	1,787,688,433	—	—	—
U.S. High Relative Profitability Portfolio	3,705,906,099	—	—	—
International High Relative Profitability Portfolio	1,167,708,797	—	—	—
Dimensional VA Equity Allocation Portfolio	225,058,141	—	—	—
DFA MN Municipal Bond Portfolio	27,829,323	—	—	—
DFA California Municipal Real Return Portfolio	380,141,658	—	—	—
DFA Global Core Plus Fixed Income Portfolio	3,156,901,418	—	—	—
Emerging Markets Sustainability Core 1 Portfolio	719,166,111	—	—	—
Emerging Markets Targeted Value Portfolio	223,469,711	—	—	—
DFA Global Sustainability Fixed Income Portfolio	724,806,196	—	—	—
DFA Oregon Municipal Bond Portfolio	101,169,197	—	—	—
DFA Global Core Plus Real Return Portfolio	325,761,035	—	—	—
Emerging Markets ex China Core Equity Portfolio	693,641,812	—	—	—
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	214,874,100	—	—	—
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any,  against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.